UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue New York, New York 10154

(Address of principal executive offices) (Zip code)

Alex Depetris DBX ETF Trust 345 Park Avenue New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 454-0506

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

May 31, 2015

Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Deutsche X-trackers MSCI EMU Hedged Equity ETF (DBEZ)

(Effective July 7, 2015, Deutsche X-trackers MSCI EMU Hedged ETF was renamed Deutsche X-trackers MSCI Eurozone Hedged Equity ETF)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our shareholders:

Dear Shareholder,

Despite slow growth during the first half of 2015, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continued to improve and households have strengthened their finances. Real income has firmed thanks to the improving labor market and lower energy prices. And, while consumers remain cautious, we believe they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar has continued to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

We further believe the U.S. Federal Reserve Board is likely to start raising short-term interest rates in the U.S. later this year. However, the specific timing depends on whether the recent slowdown in activity reverses, the labor markets continue to heal and inflation truly bottoms. In any case, most analysts expect the process to be gradual.

Meanwhile, the global picture has brightened a bit, especially in Europe. We expect Central bank easing to continue to stimulate growth, albeit at the cost of increased volatility. Overall, absent any geopolitical crises or surprises on the downside, recovery in most foreign markets has been largely on track.

As always, we encourage you to visit us at deutsche-etfs.com for timely information about economic developments and your Deutsche fund investment. With frequent updates from our Chief Investment Officer and economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

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DBX ETF Trust

Management’s discussion of fund performance (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (“DBAW”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “DBAW Index”). The DBAW Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the U.S.), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the 12-month period ended May 31, 2015, the DBAW shares returned 13.01% compared to the DBAW Index return of 13.86%.

The stocks in DBAW Index calculated in US dollar terms performed negatively overall. Six out of the ten sectors in the DBAW Index contributed positively to Index performance. Healthcare, Information Technology, Consumer Discretionary and Financials, which comprised more than 50% of the average allocation of the Index, were the primary positive contributors. Energy and Materials, which comprised around 16% of the average allocation of the Index, were the main contributors to negative performance. China, Taiwan and Hong Kong were the primary positive contributors. France, Brazil and Australia were the top three negative contributors to Index performance. The currency-hedging strategy by DBAW delivered a significant positive contribution of 14.71% to fund returns.

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (“DBAP”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan U.S. Dollar Hedged Index (the “DBAP Index”). The DBAP Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia-Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the 12-month period ended May 31, 2015, DBAP shares returned 10.78%, compared to the DBAP Index return of 11.78%.

Six out of the ten sectors in the DBAP Index contributed positive returns. Financials and Informational Technology, which comprised over 50% of the average weight of the Index, were the main contributors to positive performance. Energy and Consumer Discretionary, which comprised around 12% of the average allocation of the Index, were the main contributors to negative performance. China, Taiwan and Hong Kong, which comprised nearly 40% of the average allocation, were the main positive contributors to Index returns. Australia, South Korea and Malaysia, with an average weight of over 40%, were the significant negative contributors. The currency-hedging strategy by DBAP delivered a positive contribution of 6.89% to fund returns.

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF (“DBBR”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil U.S. Dollar Hedged Index (the “DBBR Index”). The DBBR Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. For the 12-month period ended May 31, 2015, DBBR shares returned -6.96%, compared to the DBBR Index return of -6.45%.

Brazilian markets, in U.S. dollar terms, performed negatively for the 12-month period ended May 31, 2015. All ten sectors represented in the DBBR Index delivered negative returns during the period. Financials, Energy, Materials and Consumer Staples, with an average weight of more than 75% in the DBBR Index, were the main contributors to negative performance. However, the currency-hedging strategy by DBBR delivered a significant positive contribution of 21.79% to fund returns.

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

The Deutsche X-trackers MSCI Emerging Markets Hedged ETF (“DBEM”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM U.S. Dollar Hedged Index (the “DBEM Index”). The DBEM Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the values of the U.S. dollar and selected emerging market currencies. For the 12-month period ended May 31, 2015, the DBEM shares returned 5.35% compared to the DBEM Index return of 7.93%.

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Management’s discussion of fund performance (Unaudited) (Continued)

The stocks in the DBEM Index calculated in US dollar terms performed negatively. Seven out of the ten sectors in the DBEM Index contributed negative returns. Energy and Materials, which comprised around 18% of the average allocation of the Index, were the main contributors to negative performance. Financials and Information Technology, which comprised nearly 45% of the average weight, were the primary positive contributors. South Korea, Brazil and South Africa, which comprised over 30% of the average weight of the Index, were the main contributors to negative performance. China, with an average allocation of nearly 22%, delivered significant positive returns to fund performance. The currency-hedging strategy by DBEM delivered a significant positive contribution of 8.40% to fund returns.

Deutsche X-trackers MSCI EMU Hedged Equity ETF

The Deutsche X-trackers MSCI EMU Hedged Equity ETF (DBEZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI U.S. Dollar Hedged Index. DBEZ offers investors purer access to Eurozone equities while seeking to mitigate exposure to currency fluctuations between the U.S. dollar and the euro. For the period December 10, 2014 (commencement of operations) to May 31, 2015, DBEZ shares returned 17.20%, compared with the DBAW Index return of 17.41%.

Seven out of the ten sectors in the DBEZ Index contributed positive returns. Consumer Discretionary and Consumer Staples, which comprised nearly a quarter of the average allocation of the Index, were the primary positive contributors to index performance. Energy and Utilities were the main negative contributors. France, Germany and Italy, which comprised around 70% of the average allocation of the Index, delivered a significant positive contribution. Finland and Spain were the only negative contributors. The currency-hedging strategy by DBEZ delivered a significant positive contribution of 13.12% to fund returns.

Deutsche X-trackers MSCI Europe Hedged Equity ETF

The Deutsche X-trackers MSCI Europe Hedged Equity ETF (“DBEU”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe U.S. Dollar Hedged Index (the “DBEU Index”). The DBEU Index is designed to provide exposure to large and mid cap equity securities in 15 Developed Markets (DM) countries in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the 12-month period ended May 31, 2015, the DBEU shares returned 10.88% compared to the DBEU Index return of 11.23%.

The stocks in the DBEU Index calculated in US dollar terms performed negatively. Six out of the ten sectors contributed negatively to Index performance. Energy and Financials, which comprised around 30% of the average allocation of the Index, were the main contributors to negative performance. Healthcare was the only significant positive contributor to Index performance. France, Germany and Spain, which comprised one-third of the average allocation of the Index, were the main contributors to negative performance. Switzerland, Denmark and Netherlands, which comprised around 20% of the average weight of the Index, delivered positive contribution. The currency-hedging strategy by DBEU delivered a significant positive contribution of 15.82% to fund returns.

Deutsche X-trackers MSCI Germany Hedged Equity ETF

The db X-trackers MSCI Germany Hedged Equity ETF (“DBGR”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany U.S. Dollar Hedged Index (the “DBGR Index”). The DBGR Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2015, the fund returned 13.92% compared to the DBGR Index return of 14.09%.

The DBGR Index calculated in US dollar terms performed negatively. Seven of the nine sectors in the DBGR Index contributed negatively to Index performance. Healthcare and Telecommunication Services were the only positive contributors. Consumer Discretionary, Financials and Industrials, which comprised nearly half of the average weight of the Index, were the main contributors to negative performance. The currency-hedging strategy by DBGR delivered a significant positive contribution of 21.52% to fund returns.

Deutsche X-trackers MSCI Japan Hedged Equity ETF

The Deutsche X-trackers MSCI Japan Hedged Equity ETF (“DBJP”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan U.S. Dollar Hedged Index (the “Index”). The DBJP Index is designed to provide exposure to Japanese equity markets, while at the same time

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DBX ETF Trust

Management’s discussion of fund performance (Unaudited) (Continued)

mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. For the 12-month period ended May 31, 2015, DBJP shares returned 39.00%, compared to the DBJP Index return of 40.29%.

Japanese equities touched new highs during the reporting period, benefiting from encouraging economic data and a weakening yen. All ten sectors in the DBJP index, except Energy, delivered positive returns during the 12-month period ended May 31, 2015. The Consumer Discretionary, Industrial and Financial sectors, with an average weight of more than 70%, contributed strong positive returns to the DBJP Index. The currency-hedging strategy by DBJP delivered a significant positive contribution of 23.87% to fund returns.

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF (“DBMX”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “DBMX Index”). The DBMX Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso. For the 12-month period ended May 31, 2015, DBMX shares returned 4.99%, compared to the DBMX Index return of 5.45%.

Mexico’s economy expanded at a modest pace as healthy growth in manufacturing exports was offset by weak domestic consumption and falling oil production. However, the DBMX Index calculated in US dollar terms performed negatively. The Financials, Materials and Industrials sectors, which comprised nearly half of the DBMX Index on average, were the main contributors to negative returns for the 12-month period ended May 31, 2015. Telecommunication Services and Consumer Discretionary sectors were the only positive contributors. The Mexican peso weakened relative to the US dollar during the reporting period. The currency-hedging strategy by DBMX delivered a significant positive contribution of 15.30% to fund returns.

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF (“DBKO”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “DBKO Index”). The DBKO Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. For the 12-month period ended May 31, 2015, DBKO shares returned -3.07%, compared to the DBKO Index return of -2.18%.

South Korea’s economic growth was constrained by weak exports and high household debt. The Information Technology and Consumer Discretionary sectors, which comprised around half of the DBKO Index on average, were the main contributors to negative returns for the 12-month period ended May 31, 2015. Only four of the ten sectors in the DBKO Index performed positively, with Consumer Staples being the significant positive contributor. The currency hedging strategy by DBKO delivered a significant positive contribution of 6.56% to fund returns.

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (“DBUK”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom U.S. Dollar Hedged Index (the “DBUK Index”). The DBUK Index is designed to provide exposure to the equity market of the United Kingdom, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. For the 12-month period ended May 31, 2015, DBEU shares returned 4.27%, compared to the DBUK Index return of 5.03%.

The DBUK Index calculated in US dollar terms performed negatively owing to a strong US dollar. Six out of the ten sectors in the DBUK Index contributed negatively to Index performance. Consumer Staples, Energy and Materials, which comprised of nearly 40% of the average allocation, were the main contributors to negative performance. Consumer Discretionary and Telecommunication services were the significant positive contributors. The currency-hedging strategy by DBUK delivered a significant positive contribution of 8.76% to fund returns.

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DBX ETF Trust

Management’s discussion of fund performance (Unaudited) (Continued)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. See pages 8-29 of this report for additional performance information, including performance data based on market value.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One year	13.01%	12.49%	13.86%	-0.90%
Since Inception[1]	11.43%	11.78%	11.86%	2.35%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	13.01%	12.49%	13.86%	-0.90%
Since Inception[1]	15.77%	16.27%	16.37%	3.19%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.40%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 1/23/14.

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Nestle SA	1.4%
Novartis AG	1.3%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.1%
HSBC Holdings PLC	1.0%
Samsung Electronics Co. Ltd.	0.8%
BP PLC3	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7%
Royal Bank of Canada	0.6%
Sanofi	0.6%

Sector Breakdown* as of 5/31/15

Financial	27.2%
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	11.6%
Industrial	10.0%
Communications	8.2%
Basic Materials	7.3%
Energy	6.8%
Technology	4.5%
Utilities	3.5%
Diversified	0.9%

Total	100%

Country Breakdown* as of 5/31/15

Japan	16.1%
United Kingdom	13.1%
Switzerland	7.4%
France	6.6%
Canada	6.4%
Germany	6.2%
Australia	5.1%
China	4.6%
Hong Kong	3.4%
South Korea	3.4%
Netherlands	3.0%
Taiwan	2.5%
Spain	2.4%
Sweden	2.0%
Brazil	1.6%
Italy	1.5%
Denmark	1.3%
India	1.1%
Singapore	1.0%
Belgium	1.0%
Mexico	1.0%
Malaysia	0.9%
Russia	0.7%
Indonesia	0.6%
Finland	0.6%
Ireland	0.6%
Poland	0.5%
United States	0.5%
Israel	0.5%
Thailand	0.5%
Turkey	0.5%
South Africa	0.5%
Norway	0.4%
Chile	0.4%
Philippines	0.3%
Luxembourg	0.3%
New Zealand	0.2%
United Arab Emirates	0.2%
Austria	0.2%
Other	0.9%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-US currencies.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Asia Pacific ex- Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	10.78%	10.53%	11.78%	5.05%
Since Inception[1]	10.09%	10.31%	10.60%	7.71%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Asia Pacific ex- Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	10.78%	10.53%	11.78%	5.05%
Since Inception[1]	17.36%	17.76%	18.27%	13.16%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.60%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 10/01/13.

Sector Breakdown* as of 5/31/15

Financial	37.4%
Technology	10.8%
Industrial	9.5%
Consumer, Non-cyclical	9.2%
Communications	8.7%
Consumer, Cyclical	6.9%
Basic Materials	5.8%
Energy	4.9%
Utilities	4.3%
Diversified	2.5%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Hon Hai Precision Industry Co. Ltd., GDR	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Samsung Electronics Co. Ltd.	2.6%
Commonwealth Bank of Australia	2.5%
China Mobile Ltd.	2.1%
Tencent Holdings Ltd.	2.0%
AIA Group Ltd.	1.8%
Westpac Banking Corp.	1.8%
BHP Billiton Ltd.	1.7%
Australia & New Zealand Banking Group Ltd.	1.6%

Country Breakdown* as of 5/31/15

Australia	21.0%
China	19.8%
Hong Kong	14.7%
South Korea	14.2%
Taiwan	9.7%
India	4.8%
Singapore	4.4%
Malaysia	3.9%
Indonesia	2.7%
Thailand	1.8%
Philippines	1.6%
New Zealand	1.0%
Macau	0.3%
Ireland	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 56.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	-6.96%	-8.01%	-6.45%	-27.82%
Since Inception[1]	-7.63%	-7.64%	-6.07%	-15.41%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	-6.96%	-8.01%	-6.45%	-27.82%
Since Inception[1]	-27.10%	-27.11%	-22.05%	-48.64%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.60%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/15

Financial	30.5%
Consumer, Non-cyclical	27.7%
Basic Materials	13.5%
Energy	9.8%
Utilities	4.5%
Consumer, Cyclical	3.6%
Industrial	3.4%
Diversified	3.4%
Communications	3.1%
Technology	0.5%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Itau Unibanco Holding SA	10.2%
Banco Bradesco SA	9.8%
Petroleo Brasileiro SA	9.4%
Ambev SA	9.3%
Vale SA	6.2%
BRF SA	4.5%
Cielo SA	3.6%
Itausa — Investimentos Itau SA	3.4%
Ultrapar Participacoes SA	2.7%
BB Seguridade Participacoes SA	2.5%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 64.

13

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. The Index includes securities from the following 23 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	5.35%	5.70%	7.93%	-0.01%
Since Inception[1]	-0.18%	-0.08%	2.54%	-0.88%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	5.35%	5.70%	7.93%	-0.01%
Since Inception[1]	-0.71%	-0.30%	10.52%	-3.47%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.65%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/15

Financial	28.7%
Communications	12.4%
Technology	11.8%
Consumer, Non-cyclical	10.3%
Consumer, Cyclical	8.9%
Energy	8.3%
Industrial	7.9%
Basic Materials	6.8%
Utilities	3.4%
Diversified	1.5%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Samsung Electronics Co. Ltd.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Tencent Holdings Ltd.	2.2%
China Mobile Ltd.	2.0%
China Construction Bank Corp., Class H	1.9%
Bank of China Ltd., Class H	1.5%
Naspers Ltd., Class N	1.4%
Industrial & Commercial Bank of China Ltd., Class H	1.4%
Hon Hai Precision Industry Co. Ltd.	1.3%
America Movil SAB de CV, Series L	1.0%

Country Breakdown* as of 5/31/15

China	22.4%
South Korea	15.3%
Taiwan	12.1%
Brazil	7.2%
South Africa	6.8%
India	5.1%
Mexico	4.8%
Hong Kong	4.0%
Malaysia	3.8%
Russia	3.4%
Indonesia	2.9%
Thailand	2.1%
Turkey	1.8%
Chile	1.8%
Poland	1.8%
Philippines	1.4%
United Arab Emirates	0.9%
Egypt	0.6%
Qatar	0.5%
Hungary	0.4%
Greece	0.4%
Colombia	0.4%
Other	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 66.

15

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI EMU Hedged Equity ETF (DBEZ)

The Deutsche X-trackers MSCI EMU Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). Underlying Index is composed of equities from countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender.

Performance as of 5/31/15

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
Since Inception[1]	17.20%	17.92%	17.41%	3.53%

1 Total returns are calculated based on the commencement of operations, 12/10/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated November 18, 2014, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI EMU Hedged Equity ETF (DBEZ) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 12/10/14.

Sector Breakdown* as of 5/31/15

Financial	20.9%
Consumer, Non-cyclical	18.0%
Industrial	12.5%
Consumer, Cyclical	11.1%
Money Market Fund	8.8%
Communications	8.4%
Basic Materials	6.4%
Utilities	4.9%
Technology	4.6%
Energy	4.2%
Diversified	0.2%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Bayer AG	2.6%
Sanofi	2.6%
Total SA	2.4%
Banco Santander SA	2.3%
Anheuser-Busch InBev NV	2.2%
Daimler AG	2.0%
BASF SE	1.9%
Siemens AG	1.9%
Allianz SE	1.6%
SAP SE	1.6%

Country Breakdown* as of 5/31/15

France	30.4%
Germany	28.9%
Spain	11.2%
Italy	8.2%
Netherlands	6.9%
Belgium	4.4%
Finland	3.0%
United Kingdom	2.7%
Ireland	1.6%
Luxembourg	1.1%
Austria	0.9%
Portugal	0.6%
Other	0.1%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 79.

17

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

The Deutsche X-trackers MSCI Europe Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	10.88%	10.75%	11.23%	-4.82%
Since Inception[1]	13.92%	14.12%	14.92%	4.97%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	10.88%	10.75%	11.23%	-4.82%
Since Inception[1]	24.24%	24.62%	24.91%	8.41%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

18

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 5/31/15

Consumer, Non-cyclical	29.1%
Financial	22.6%
Consumer, Cyclical	9.6%
Industrial	9.6%
Communications	8.2%
Energy	7.3%
Basic Materials	6.9%
Utilities	4.0%
Technology	2.6%
Diversified	0.1%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Nestle SA	2.9%
Novartis AG	2.7%
Roche Holding AG	2.4%
Royal Dutch Shell PLC	2.2%
HSBC Holdings PLC	2.1%
BP PLC	1.4%
Bayer AG	1.4%
Sanofi	1.3%
Total SA	1.2%
Glaxosmithkline PLC	1.2%

Country Breakdown* as of 5/31/15

United Kingdom	27.8%
Switzerland	15.2%
France	14.6%
Germany	13.6%
Netherlands	6.3%
Spain	5.3%
Sweden	4.5%
Italy	3.3%
Denmark	2.5%
Belgium	2.0%
Ireland	1.3%
Finland	1.3%
Norway	0.9%
Luxembourg	0.6%
Austria	0.3%
Portugal	0.2%
Other	0.3%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 86.

19

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

The Deutsche X-trackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Euro.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[2]
One Year	13.92%	13.48%	14.09%	-7.73%
Since Inception[1]	7.41%	7.39%	7.76%	2.03%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[2]
One Year	13.92%	13.48%	14.09%	-7.73%
Since Inception[1]	32.90%	32.82%	34.65%	8.31%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

2 Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indicies through 5/31/13.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

20

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/15

Consumer, Cyclical	20.6%
Consumer, Non-cyclical	19.0%
Financial	16.7%
Basic Materials	13.9%
Industrial	11.4%
Technology	7.4%
Communications	6.9%
Utilities	3.4%
Diversified	0.7%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Bayer AG	9.9%
Daimler AG	7.6%
BASF SE	7.2%
Siemens AG	7.0%
SAP SE	6.1%
Allianz SE	6.0%
Deutsche Telekom AG	4.6%
Volkswagen AG	4.1%
Deutsche Bank AG	3.5%
Bayerische Motoren Werke AG	3.5%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 97.

21

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

The Deutsche X-trackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	39.00%	37.39%	40.29%	15.96%
Since Inception[1]	19.94%	19.76%	20.83%	9.08%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	39.00%	37.39%	40.29%	15.96%
Since Inception[1]	106.24%	104.97%	112.35%	41.34%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

22

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/15

Consumer, Cyclical	27.0%
Industrial	21.0%
Financial	19.2%
Consumer, Non-cyclical	13.6%
Communications	6.6%
Basic Materials	5.7%
Technology	3.6%
Utilities	2.4%
Energy	0.9%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Toyota Motor Corp.	6.2%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Sumitomo Mitsui Financial Group, Inc.	1.9%
SoftBank Corp.	1.8%
Honda Motor Co. Ltd.	1.8%
Mizuho Financial Group, Inc.	1.7%
FANUC Corp.	1.5%
KDDI Corp.	1.3%
Japan Tobacco, Inc.	1.3%
Takeda Pharmaceutical Co. Ltd.	1.3%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 99.

23

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
One Year	4.99%	4.74%	5.45%	-9.90%
Since Inception[1]	1.48%	1.80%	1.94%	-6.19%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
One Year	4.99%	4.74%	5.45%	-9.90%
Since Inception[1]	2.00%	2.44%	2.64%	-8.29%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.50%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

24

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 5/31/15

Communications	24.4%
Financial	20.7%
Consumer, Non-cyclical	19.4%
Industrial	11.2%
Consumer, Cyclical	10.3%
Basic Materials	8.6%
Diversified	5.0%
Utilities	0.4%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
America Movil SAB de CV	15.7%
Grupo Televisa SAB	7.7%
Fomento Economico Mexicano SAB de CV	6.8%
Grupo Financiero Banorte SAB de CV	5.4%
Wal-Mart de Mexico SAB de CV	4.9%
Cemex SAB de CV	4.5%
Grupo Mexico SAB de CV	4.4%
Fibra Uno Administracion SA de CV REIT	3.2%
Alfa SAB de CV	3.0%
Grupo Financiero Inbursa SAB de CV	2.9%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 104.

25

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	-3.07%	-3.86%	-2.18%	-8.70%
Since Inception[1]	-2.02%	-2.40%	-0.54%	-1.75%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	-3.07%	-3.86%	-2.18%	-8.70%
Since Inception[1]	-2.72%	-3.24%	-0.73%	-2.35%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.58%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

26

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 5/31/15

Technology	29.2%
Consumer, Cyclical	19.2%
Financial	14.7%
Industrial	8.8%
Consumer, Non-cyclical	8.7%
Basic Materials	8.0%
Communications	5.9%
Energy	2.6%
Utilities	2.1%
Diversified	0.8%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Samsung Electronics Co. Ltd.	22.4%
Hyundai Motor Co.	4.9%
SK Hynix, Inc.	4.5%
Shinhan Financial Group Co. Ltd.	2.7%
NAVER Corp.	2.6%
POSCO	2.5%
KB Financial Group, Inc.	2.4%
Hyundai Mobis Co. Ltd.	2.3%
Amorepacific Corp.	2.0%
Kia Motors Corp.	1.9%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 106.

27

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	4.27%	4.29%	5.03%	-4.24%
Since Inception[1]	7.33%	7.62%	8.05%	4.43%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	4.27%	4.29%	5.03%	-4.24%
Since Inception[1]	12.51%	13.02%	13.76%	7.48%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

28

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 5/31/15

Consumer, Non-cyclical	29.1%
Financial	23.3%
Energy	14.1%
Communications	9.0%
Consumer, Cyclical	7.7%
Basic Materials	7.7%
Utilities	4.3%
Industrial	3.6%
Technology	1.2%

Total	100%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Royal Dutch Shell PLC	6.9%
HSBC Holdings PLC	6.6%
BP PLC	4.5%
GlaxoSmithKline PLC	3.9%
Vodafone Group PLC	3.7%
British American Tobacco PLC	3.7%
AstraZeneca PLC	3.0%
Lloyds Banking Group PLC	2.7%
Barclays PLC	2.5%
Diageo PLC	2.5%

* As a percentage of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 108.

29

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,088.91	0.40%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Actual	$1,000.00	$1,069.78	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$922.08	0.60%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,018.39	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Deutsche X-trackers MSCI EMU Hedged Equity ETF (2)
Actual	$1,000.00	$1,172.00	0.45%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

30

DBX ETF Trust

Fees and expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,101.63	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,132.38	0.45%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,182.36	0.45%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$993.42	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$1,015.45	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$1,051.70	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the , then divided by 365.

(2) For the period from December 10, 2014 (commencement of operations) to May 31, 2015.

31

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 98.6%
Australia — 5.1%
AGL Energy Ltd.	706	$8,760
Alumina Ltd.	10,916	14,772
Amcor Ltd.	3,425	37,969
AMP Ltd.	6,674	33,983
APA Group (a)	3,590	25,581
Aristocrat Leisure Ltd.	900	5,367
Asciano Ltd.	2,653	13,712
ASX Ltd.	488	15,532
Aurizon Holdings Ltd.	5,505	22,475
AusNet Services (a)	12,592	14,682
Australia & New Zealand Banking Group Ltd.	6,809	172,781
Bank of Queensland Ltd.	1,118	11,326
Bendigo and Adelaide Bank Ltd.	942	8,851
BHP Billiton Ltd.	8,093	183,088
Boral Ltd.	1,988	9,515
Brambles Ltd.	5,316	46,496
Caltex Australia Ltd.	770	19,839
CIMIC Group Ltd.	547	10,137
Coca-Cola Amatil Ltd.	2,026	15,629
Cochlear Ltd.	314	21,258
Commonwealth Bank of Australia	4,199	273,168
Computershare Ltd.	1,653	16,278
Crown Resorts Ltd.	1,118	11,189
CSL Ltd.	1,261	90,143
Dexus Property Group REIT	2,969	18,182
Federation Centres REIT	6,606	15,354
Flight Centre Travel Group Ltd. (b)	175	6,228
Fortescue Metals Group Ltd. (b)	628	1,162
Goodman Group REIT	6,394	32,020
GPT Group REIT	5,591	19,748
Harvey Norman Holdings Ltd.	2,759	9,914
Healthscope Ltd.	1,746	3,724
Iluka Resources Ltd.	1,358	9,344
Incitec Pivot Ltd.	4,614	14,075
Insurance Australia Group Ltd.	5,106	22,095
Lend Lease Group (a)	2,655	33,818
Macquarie Group Ltd.	545	34,063
Medibank Pvt Ltd.*	3,940	6,446
Mirvac Group REIT	14,936	22,953
National Australia Bank Ltd.	4,858	127,471
Newcrest Mining Ltd.*	2,304	24,890
Orica Ltd. (b)	1,014	16,970
Origin Energy Ltd.	2,654	27,008
Platinum Asset Management Ltd.	122	733
Qantas Airways Ltd.*	5,587	15,036
QBE Insurance Group Ltd.	3,004	33,647
Ramsay Health Care Ltd.	558	27,099
REA Group Ltd.	103	3,077
Rio Tinto Ltd.	1,031	45,876
Santos Ltd.	1,610	10,155
Scentre Group REIT	14,298	43,180
Seek Ltd.	966	12,496
Sonic Healthcare Ltd.	1,470	22,568
South32 Ltd.*(c)	5,089	8,400
South32 Ltd.*(b)(c)	8,093	13,551

	Number of Shares	Value
Australia (Continued)
Stockland REIT	8,086	$26,830
Suncorp Group Ltd.	3,143	32,512
Sydney Airport (a)	5,164	22,465
Tabcorp Holdings Ltd.	2,860	10,999
Tatts Group Ltd.	4,637	14,748
Telstra Corp. Ltd.	10,285	48,910
TPG Telecom Ltd.	1,223	8,453
Transurban Group (a)	5,493	42,711
Treasury Wine Estates Ltd.	2,478	10,193
Wesfarmers Ltd.	2,594	86,588
Westfield Corp. REIT	6,427	47,565
Westpac Banking Corp.	7,467	191,590
Woodside Petroleum Ltd.	1,310	36,687
Woolworths Ltd.	3,210	68,718
WorleyParsons Ltd.	418	3,480

		2,416,263

Austria — 0.1%
Andritz AG	207	12,797
Erste Group Bank AG*	873	25,327
OMV AG	383	10,874
Raiffeisen Bank International AG	553	8,503
Voestalpine AG	315	13,102

		70,603

Belgium — 1.0%
Ageas	686	25,692
Anheuser-Busch InBev NV	2,170	260,853
Belgacom SA	522	18,131
Colruyt SA	62	2,789
Delhaize Group SA*	291	25,971
Groupe Bruxelles Lambert SA	172	14,306
KBC Groep NV	662	44,388
Solvay SA	173	23,941
Telenet Group Holding NV*	139	7,554
UCB SA	280	20,020
Umicore SA	313	15,375

		459,020

Bermuda — 0.0%
Seadrill Ltd.	722	8,705

Brazil — 1.0%
Ambev SA	13,482	77,855
B2W Cia Digital*	365	2,921
Banco Bradesco SA	2,514	20,672
Banco do Brasil SA	2,411	17,207
Banco Santander Brasil SA	2,618	13,031
BB Seguridade Participacoes SA	2,621	27,433
BM&F Bovespa SA	5,279	18,606
BR Malls Participacoes SA	1,746	8,329
BRF SA	1,813	36,672
CCR SA	1,567	7,593
CETIP SA — Mercados Organizados	837	8,740
Cia de Saneamento Basico do Estado de Sao Paulo	875	5,094
Cia Siderurgica Nacional SA	2,409	4,657
Cielo SA	1,316	16,521

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Brazil (Continued)
Cosan SA Industria e Comercio	247	$1,950
Cyrela Brazil Realty SA Empreendimentos e Participacoes	200	682
Duratex SA	1,467	3,683
Embraer SA	909	6,807
Estacio Participacoes SA	692	3,974
Fibria Celulose SA	767	10,529
Hypermarcas SA*	875	5,975
JBS SA	1,813	8,876
Klabin SA	768	4,580
Kroton Educacional SA	3,426	12,290
Lojas Americanas SA	1,113	4,391
Lojas Renner SA	511	17,168
M Dias Branco SA	33	892
Natura Cosmeticos SA	517	4,652
Odontoprev SA	2,007	7,124
Petroleo Brasileiro SA*	7,228	30,057
Qualicorp SA	832	4,961
Raia Drogasil SA	595	6,652
Souza Cruz SA	1,153	8,793
Sul America SA	980	4,038
Tim Participacoes SA	2,444	7,226
Totvs SA	594	6,953
Ultrapar Participacoes SA	838	18,052
Vale SA	3,717	23,390
WEG SA	1,468	7,929

		476,955

Canada — 6.4%
Agnico Eagle Mines Ltd.	675	21,722
Agrium, Inc.	200	20,777
Alimentation Couche-Tard, Inc., Class B	1,746	68,037
AltaGas Ltd.	120	3,827
ARC Resources Ltd.	875	16,028
Bank of Montreal	1,746	106,577
Bank of Nova Scotia	3,499	184,010
Barrick Gold Corp.	2,897	34,291
Baytex Energy Corp.	400	6,806
BCE, Inc.	875	38,346
BlackBerry Ltd.*	1,746	17,143
Bombardier, Inc., Class B	7,268	15,078
Brookfield Asset Management, Inc., Class A	2,619	92,621
CAE, Inc.	1,690	20,181
Cameco Corp.	875	13,115
Canadian Imperial Bank of Commerce	1,147	87,528
Canadian National Railway Co.	2,624	155,655
Canadian Natural Resources Ltd.	2,621	80,889
Canadian Oil Sands Ltd. (b)	1,251	10,945
Canadian Pacific Railway Ltd.	200	32,956
Canadian Tire Corp. Ltd., Class A	100	10,369
Canadian Utilities Ltd., Class A	875	25,984
Catamaran Corp.*	775	46,397
Cenovus Energy, Inc.	1,746	28,810
CGI Group, Inc., Class A*	875	37,066
CI Financial Corp.	1,147	32,244
Crescent Point Energy Corp.	875	19,828
Dollarama, Inc.	775	42,925

	Number of Shares	Value
Canada (Continued)
Eldorado Gold Corp.	2,298	$11,069
Enbridge, Inc.	2,022	96,710
Encana Corp.	1,746	22,127
Enerplus Corp.	875	8,457
Finning International, Inc.	875	17,506
First Capital Realty, Inc.	1,147	17,340
First Quantum Minerals Ltd.	1,646	21,283
Fortis, Inc.	875	26,723
Franco-Nevada Corp.	375	19,287
Gildan Activewear, Inc.	100	3,167
Goldcorp, Inc.	2,022	35,900
Great-West Lifeco, Inc.	875	25,351
H&R Real Estate Investment Trust	875	15,908
Husky Energy, Inc.	875	17,196
Imperial Oil Ltd.	875	34,322
Inter Pipeline Ltd.	875	21,770
Keyera Corp.	300	9,879
Kinross Gold Corp.*	3,903	9,227
Loblaw Cos. Ltd.	681	34,636
Magna International, Inc.	800	45,976
Manulife Financial Corp.	4,371	80,243
MEG Energy Corp.*	200	3,216
Methanex Corp.	100	5,550
Metro, Inc.	200	5,527
Open Text Corp.	100	4,259
Paramount Resources Ltd., Class A*	100	2,576
Pembina Pipeline Corp.	875	28,207
Peyto Exploration & Development Corp.	875	23,718
Potash Corp. of Saskatchewan, Inc.	2,298	72,325
Power Corp. of Canada	875	22,649
Power Financial Corp.	875	25,259
Prairiesky Royalty Ltd.	200	5,372
Restaurant Brands International, Inc.	700	27,108
Rogers Communications, Inc., Class B	875	30,107
Royal Bank of Canada	4,646	295,400
Shaw Communications, Inc., Class B	1,151	25,406
Silver Wheaton Corp.	975	18,620
SNC-Lavalin Group, Inc.	875	31,634
Sun Life Financial, Inc.	1,646	52,546
Suncor Energy, Inc.	3,396	99,264
Teck Resources Ltd., Class B	1,746	20,316
TELUS Corp.	875	29,790
Toronto-Dominion Bank (The)	4,296	187,060
Tourmaline Oil Corp.*	875	28,278
TransAlta Corp.	875	7,599
TransCanada Corp.	1,746	75,675
Turquoise Hill Resources Ltd.*	5,628	24,710
Veresen, Inc.	409	6,107
Vermilion Energy, Inc.	100	4,292
Yamana Gold, Inc.	2,828	10,165

		3,016,967

Channel Islands — 0.0%
Randgold Resources Ltd.	242	17,514

Chile — 0.4%
AES Gener SA	1,428	861
Aguas Andinas SA, Class A	3,425	1,962

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Chile (Continued)
Banco de Chile	229,651	$26,468
Banco de Credito e Inversiones	140	6,530
Banco Santander Chile	356,798	19,219
Cencosud SA	3,983	10,114
Cia Cervecerias Unidas SA	663	7,487
Colbun SA	15,266	4,575
Corpbanca SA	632,842	7,817
Empresa Nacional de Electricidad SA	5,800	8,677
Empresas CMPC SA	4,160	12,225
Empresas Copec SA	1,015	11,621
Enersis SA	38,642	13,158
ENTEL Chile SA	641	7,711
LATAM Airlines Group SA*	612	5,182
SACI Falabella	4,298	32,277
Vina Concha y Toro SA	347	670

		176,554

China — 4.6%
AAC Technologies Holdings, Inc.	2,062	11,528
Agricultural Bank of China Ltd., Class H	61,911	33,616
Air China Ltd., Class H	15,445	18,983
Aluminum Corp. of China Ltd., Class H*	14,364	8,651
Anhui Conch Cement Co. Ltd., Class H*	4,655	19,512
Anta Sports Products Ltd.	285	661
AviChina Industry & Technology Co. Ltd., Class H	6,209	7,888
Bank of China Ltd., Class H	255,674	169,820
Bank of Communications Co. Ltd., Class H	26,084	24,827
BBMG Corp., Class H*	6,662	7,458
Beijing Capital International Airport Co. Ltd., Class H	15,520	18,575
Belle International Holdings Ltd.	12,957	16,544
Byd Co. Ltd., Class H	1,550	10,895
CGN Power Co. Ltd., Class H, 144A*	7,873	4,914
China Cinda Asset Management Co. Ltd., Class H*	18,753	11,875
China CITIC Bank Corp. Ltd., Class H*	22,054	18,659
China Communications Construction Co. Ltd., Class H	17,803	30,767
China Communications Services Corp. Ltd., Class H	15,511	8,502
China Construction Bank Corp., Class H	189,585	190,474
China COSCO Holdings Co. Ltd., Class H*	2,594	1,947
China Everbright Bank Co. Ltd., Class H	20,941	13,288
China Galaxy Securities Co. Ltd., Class H	7,013	11,885
China Gas Holdings Ltd.	2,655	4,575
China International Marine Containers Group Co. Ltd., Class H	2,245	6,428
China Life Insurance Co. Ltd., Class H	13,939	66,966
China Longyuan Power Group Corp., Class H*	7,759	9,597
China Medical System Holdings Ltd.	2,036	3,398
China Mengniu Dairy Co. Ltd.	6,759	38,574
China Merchants Bank Co. Ltd., Class H	10,944	33,311
China Minsheng Banking Corp. Ltd., Class H	17,700	24,380
China National Building Material Co. Ltd., Class H	3,564	3,801

	Number of Shares	Value
China (Continued)
China Oilfield Services Ltd., Class H	773	$1,436
China Pacific Insurance Group Co. Ltd., Class H	6,984	35,984
China Petroleum & Chemical Corp., Class H	59,310	52,245
China Railway Construction Corp. Ltd., Class H	5,899	10,880
China Railway Group Ltd., Class H	3,800	4,911
China Resources Cement Holdings Ltd.	15,529	9,553
China Resources Enterprise Ltd.	2,013	6,049
China Resources Power Holdings Co. Ltd.	7,325	20,358
China Shenhua Energy Co. Ltd., Class H	6,943	17,067
China Shipping Container Lines Co. Ltd., Class H*	7,759	3,552
China Telecom Corp. Ltd., Class H	31,036	21,094
China Vanke Co. Ltd., Class H*	3,834	10,112
Chongqing Rural Commercial Bank Co. Ltd., Class H	7,839	6,369
CITIC Securities Co. Ltd., Class H	3,150	13,386
CNOOC Ltd.	35,313	55,199
Country Garden Holdings Co. Ltd.	28,435	13,092
CSPC Pharmaceutical Group Ltd.	8,507	8,755
Datang International Power Generation Co. Ltd., Class H	15,511	9,082
ENN Energy Holdings Ltd.	1,144	7,687
Fosun International Ltd.*(b)	10,549	27,183
GF Securities Co. Ltd., Class H*	1,100	3,731
GOME Electrical Appliances Holding Ltd.	31,036	8,126
Great Wall Motor Co. Ltd., Class H	2,914	18,810
Guangdong Investment Ltd.	15,520	21,738
Guangzhou Automobile Group Co. Ltd., Class H	14,020	14,339
Guangzhou R&F Properties Co. Ltd., Class H	13,372	15,659
Haitong Securities Co. Ltd., Class H*	4,042	12,824
Hengan International Group Co. Ltd.	2,325	26,717
Huadian Power International Corp. Ltd., Class H	8,347	9,646
Huaneng Power International, Inc., Class H	15,520	20,777
Industrial & Commercial Bank of China Ltd., Class H	157,218	136,867
Jiangsu Expressway Co. Ltd., Class H	2,603	3,626
Kingsoft Corp. Ltd.	1,454	5,832
Lenovo Group Ltd.	18,386	29,167
Longfor Properties Co. Ltd.*	7,403	12,202
Luye Pharma Group Ltd.*	1,800	1,959
New China Life Insurance Co. Ltd., Class H*	2,422	15,462
Nine Dragons Paper Holdings Ltd.	5,423	4,973
People’s Insurance Co. (Group) of China Ltd., Class H	15,511	11,003
PetroChina Co. Ltd., Class H	44,636	52,905
PICC Property & Casualty Co. Ltd., Class H	13,555	31,083
Ping An Insurance Group Co. of China Ltd., Class H	3,989	58,701
Semiconductor Manufacturing International Corp.*	46,252	5,309

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
China (Continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,556	$8,418
Shanghai Electric Group Co. Ltd., Class H	13,752	14,490
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	465	2,003
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	2,385	7,905
Shimao Property Holdings Ltd.	4,860	10,430
Sihuan Pharmaceutical Holdings Group Ltd.	6,973	4,461
Sino Biopharmaceutical Ltd.	9,309	11,033
Sino-Ocean Land Holdings Ltd.	6,147	4,392
Sinopec Engineering Group Co. Ltd., Class H	8,926	8,761
Sinopec Shanghai Petrochemical Co. Ltd., Class H	27,719	13,585
Sinopharm Group Co. Ltd., Class H	2,325	11,095
Soho China Ltd.	20,533	14,009
Sun Art Retail Group Ltd.	11,374	10,004
Tencent Holdings Ltd.	13,384	268,762
Tingyi Cayman Islands Holding Corp.*	927	1,968
Tsingtao Brewery Co. Ltd., Class H	1,549	9,929
Want Want China Holdings Ltd.	23,279	26,270
Weichai Power Co. Ltd., Class H (b)	1,770	6,609
Yanzhou Coal Mining Co. Ltd., Class H	1,423	1,261
Zhejiang Expressway Co. Ltd., Class H	10,582	16,487
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,736	14,262
Zijin Mining Group Co. Ltd., Class H	33,330	14,873
ZTE Corp., Class H	2,325	8,081

		2,176,837

Colombia — 0.1%
Almacenes Exito SA	732	6,519
Cementos Argos SA	399	1,450
Corp. Financiera Colombiana SA	383	5,526
Grupo Argos SA	425	2,730
Grupo de Inversiones Suramericana SA	838	11,198

		27,423

Czech Republic — 0.1%
CEZ AS	350	8,716
Komercni Banka AS	102	21,896

		30,612

Denmark — 1.3%
A.P. Moeller — Maersk A/S, Class A	9	16,933
A.P. Moeller — Maersk A/S, Class B	34	65,570
Carlsberg A/S, Class B	244	22,432
Coloplast A/S, Class B	278	20,995
Danske Bank A/S	1,656	48,587
DSV A/S	453	15,752
ISS A/S	293	10,063
Novo Nordisk A/S, Class B (b)	5,169	288,631
Novozymes A/S, Class B (b)	559	26,885
Pandora A/S	313	31,472
TDC A/S	1,920	14,359
Tryg A/S	175	3,496

	Number of Shares	Value
Denmark (Continued)
Vestas Wind Systems A/S	587	$29,969
William Demant Holding A/S*	69	5,683

		600,827

Egypt — 0.1%
Commercial International Bank Egypt SAE	6,534	48,615
Global Telecom Holding SAE*	4,126	1,525
Talaat Moustafa Group	12,805	16,447

		66,587

Finland — 0.6%
Elisa OYJ	417	12,801
Fortum OYJ	1,120	21,305
Kone OYJ, Class B	767	32,154
Metso OYJ	415	11,951
Neste OYJ	347	8,788
Nokia OYJ	10,511	76,711
Nokian Renkaat OYJ	350	11,294
Orion OYJ, Class B	242	8,080
Sampo OYJ, Class A	960	45,211
Stora Enso OYJ, Class R	1,363	14,259
UPM-Kymmene OYJ	1,294	23,208
Wartsila OYJ Abp	384	17,157

		282,919

France — 6.6%
Accor SA	384	21,043
Aeroports de Paris (b)	102	12,620
Air Liquide SA	822	105,898
Airbus Group SE*	1,460	99,418
Alcatel-Lucent*	7,647	30,597
Alstom SA*	651	20,381
Arkema SA*	207	15,376
AtoS	210	16,152
AXA SA	5,361	134,923
BNP Paribas SA	2,492	150,341
Bollore SA	1,417	8,086
Bouygues SA	417	16,419
Bureau Veritas SA	559	12,810
Cap Gemini SA	383	33,240
Carrefour SA*	1,276	43,311
Casino Guichard-Perrachon SA (b)	104	8,165
Christian Dior SE	139	27,907
Cie de Saint-Gobain (b)	1,083	50,469
Cie Generale des Etablissements Michelin (b)	465	49,830
CNP Assurances	417	6,895
Credit Agricole SA (b)	2,737	40,867
Danone SA	1,369	94,018
Dassault Systemes SA*	347	27,124
Edenred	522	13,186
Electricite de France	628	15,436
Essilor International SA	501	61,160
Eurazeo SA	107	7,169
Eutelsat Communications SA	418	14,236
Fonciere des Regions REIT	68	5,990
GDF Suez	3,238	65,347
Gecina SA REIT	102	13,404

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
France (Continued)
Groupe Eurotunnel SE	1,155	$17,398
Hermes International	36	14,062
ICADE REIT	105	8,187
Iliad SA	70	15,864
Imerys SA	104	7,784
JCDecaux SA	209	8,527
Kering	174	30,567
Klepierre REIT	313	13,905
Lafarge SA	454	32,052
Lagardere SCA	485	14,696
Legrand SA*	628	35,342
L’Oreal SA	501	94,615
LVMH Moet Hennessy Louis Vuitton SE	676	120,388
Natixis SA (b)	2,373	17,790
Numericable-SFR SAS*	314	18,116
Orange SA	4,587	72,344
Pernod Ricard SA	470	58,098
Peugeot SA*	1,088	22,704
Publicis Groupe SA (b)	457	36,545
Remy Cointreau SA	69	4,976
Renault SA (b)	483	50,146
Rexel SA (b)	698	12,802
Safran SA	596	42,162
Sanofi	3,009	294,621
Schneider Electric SE	1,256	94,880
SCOR SE	349	11,959
Societe BIC SA	70	11,536
Societe Generale SA (b)	1,839	85,891
Sodexo	174	17,947
Suez Environnement Co. (b)	767	14,792
Technip SA	244	16,103
Thales SA (b)	237	14,743
Total SA	5,390	272,164
Unibail-Rodamco SE REIT	288	73,969
Valeo SA (b)	209	33,364
Vallourec SA	350	8,653
Veolia Environnement	978	20,317
Vinci SA	1,114	66,167
Vivendi SA	3,093	78,777
Wendel SA	102	13,001
Zodiac Aerospace	417	15,212

		3,114,984

Germany — 5.8%
adidas AG	493	38,731
Allianz SE	1,185	185,787
Axel Springer SE	137	7,462
BASF SE	2,451	226,660
Bayer AG (b)	2,061	292,343
Bayerische Motoren Werke AG	855	94,562
Beiersdorf AG	207	18,738
Brenntag AG	349	21,078
Commerzbank AG*	2,371	31,548
Continental AG	269	62,117
Daimler AG	2,624	245,771
Deutsche Annington Immobilien SE	665	21,027
Deutsche Bank AG (b)(d)	3,257	98,068
Deutsche Boerse AG	453	36,285

	Number of Shares	Value
Germany (Continued)
Deutsche Lufthansa AG*	595	$8,365
Deutsche Post AG	2,438	73,488
Deutsche Telekom AG	7,659	131,604
Deutsche Wohnen AG (b)	628	15,298
E.ON SE	4,713	69,207
Fraport AG Frankfurt Airport Services Worldwide (b)	104	6,826
Fresenius Medical Care AG & Co. KGaA	494	42,200
Fresenius SE & Co. KGaA	865	55,035
GEA Group AG	452	21,945
Hannover Rueck SE	137	13,309
HeidelbergCement AG	347	28,149
Henkel AG & Co. KGaA	208	21,325
Hugo Boss AG	102	11,645
Infineon Technologies AG	2,478	32,305
K+S AG (b)	420	13,687
Kabel Deutschland Holding AG*	69	9,321
LANXESS AG	277	15,373
Linde AG	464	89,105
MAN SE	34	3,514
Merck KGaA	280	29,944
Metro AG	291	10,098
Muenchener Rueckversicherungs-Gesellschaft AG (b)	397	73,252
OSRAM Licht AG	242	12,755
ProSiebenSat.1 Media AG	593	28,357
RWE AG	1,118	26,105
SAP SE	2,516	186,220
Siemens AG	2,012	211,652
Symrise AG	313	19,925
Telefonica Deutschland Holding AG	663	3,666
ThyssenKrupp AG	1,050	27,816
TUI AG	905	16,031
United Internet AG	313	14,596
Volkswagen AG	137	33,027

		2,735,322

Greece — 0.0%
Alpha Bank AE*	1,533	562
Eurobank Ergasias SA*	8,071	1,347
FF Group*	104	2,844
Hellenic Telecommunications Organization SA*	767	6,806
JUMBO SA	360	3,401
National Bank of Greece SA*	1,903	2,424
OPAP SA	279	2,727
Piraeus Bank SA*	684	381
Titan Cement Co. SA	105	2,418

		22,910

Hong Kong — 3.4%
AIA Group Ltd.	23,579	155,244
Alibaba Health Information Technology Ltd.*	5,849	8,087
Alibaba Pictures Group Ltd.*	11,702	5,026
ASM Pacific Technology Ltd.	775	8,051
Bank of East Asia Ltd. (The)	2,325	10,495
Beijing Enterprises Holdings Ltd.	2,325	20,345

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Hong Kong (Continued)
Beijing Enterprises Water Group Ltd.*	11,622	$9,818
BOC Hong Kong (Holdings) Ltd.	6,984	28,734
Brilliance China Automotive Holdings Ltd.	11,324	17,672
Cathay Pacific Airways Ltd.	1,298	3,325
Cheung Kong Property Holdings Ltd.*	2,810	17,069
China Everbright International Ltd.	7,759	14,710
China Everbright Ltd.	855	3,402
China Mobile Ltd.	19,543	257,342
China Overseas Land & Investment Ltd.	13,520	48,998
China Resources Gas Group Ltd.	3,067	9,454
China Taiping Insurance Holdings Co. Ltd.*	4,007	16,330
China Unicom (Hong Kong) Ltd.	15,529	26,197
CK Hutchison Holdings Ltd.	4,000	62,422
CLP Holdings Ltd.	3,875	33,884
Far East Horizon Ltd.	7,759	7,545
Franshion Properties China Ltd.	22,405	8,727
Galaxy Entertainment Group Ltd.	6,671	31,920
GCL-Poly Energy Holdings Ltd.*	38,667	10,323
Geely Automobile Holdings Ltd.	5,330	2,763
Goldin Properties Holdings Ltd.*	2,600	8,316
Haier Electronics Group Co. Ltd.	927	2,810
Hanergy Thin Film Power Group Ltd.*	36,104	18,206
Hang Lung Properties Ltd.	8,234	26,018
Hang Seng Bank Ltd.	1,550	31,105
Henderson Land Development Co. Ltd.	5,297	42,732
HKT Trust and HKT Ltd. (a)	1,983	2,504
Hong Kong and China Gas Co. Ltd.	16,438	39,645
Hong Kong Exchanges & Clearing Ltd.	2,830	108,913
Hutchison Whampoa Ltd.	5,579	82,746
Kerry Properties Ltd.	1,550	6,467
Kunlun Energy Co. Ltd.	15,520	16,854
Li & Fung Ltd.	15,511	13,443
Link REIT (The)	5,659	32,843
MGM China Holdings Ltd.	4,865	8,847
MTR Corp. Ltd.	1,550	7,426
New World China Land Ltd.	12,780	8,456
New World Development Co. Ltd.	25,014	33,358
Noble Group Ltd.	31,500	18,576
NWS Holdings Ltd.	1,659	2,679
PCCW Ltd.	7,759	4,853
Power Assets Holdings Ltd.	3,100	29,706
Sino Land Co. Ltd.	16,385	28,063
SJM Holdings Ltd.	7,759	9,937
Sun Hung Kai Properties Ltd.	5,437	92,140
Swire Pacific Ltd., Class A	1,942	26,123
Swire Properties Ltd.	2,269	7,725
Techtronic Industries Co. Ltd.	2,552	8,804
WH Group Ltd., 144A*	6,282	4,813
Wharf Holdings Ltd. (The)	5,205	35,915
Yue Yuen Industrial (Holdings) Ltd.	775	2,664
Yuexiu Property Co. Ltd.	44,680	10,372

		1,590,942

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	203	10,611
OTP Bank PLC*	819	16,583
Richter Gedeon Nyrt	1,293	21,129

		48,323

	Number of Shares	Value
India — 1.1%
Dr. Reddy’s Laboratories Ltd., ADR	828	$45,896
ICICI Bank Ltd., ADR	8,741	92,305
Infosys Ltd., ADR	1,985	63,262
Larsen & Toubro Ltd., GDR	2,472	65,137
Reliance Industries Ltd., GDR, 144A	3,721	103,444
Tata Motors Ltd., ADR	2,000	76,600
Wipro Ltd., ADR	4,856	58,612

		505,256

Indonesia — 0.6%
PT Adaro Energy Tbk	57,757	3,756
PT Astra Agro Lestari Tbk	3,496	6,556
PT Astra International Tbk	47,889	26,436
PT Bank Central Asia Tbk	31,508	33,655
PT Bank Danamon Indonesia Tbk	21,582	7,214
PT Bank Mandiri Persero Tbk	19,203	15,647
PT Bank Negara Indonesia Persero Tbk	15,745	8,186
PT Bank Rakyat Indonesia Persero Tbk	25,380	22,599
PT Bumi Serpong Damai Tbk	32,173	4,635
PT Charoen Pokphand Indonesia Tbk	22,158	5,261
PT Global Mediacom Tbk	21,884	2,135
PT Gudang Garam Tbk	1,746	6,219
PT Indocement Tunggal Prakarsa Tbk	4,371	7,404
PT Indofood CBP Sukses Makmur Tbk	4,371	4,661
PT Indofood Sukses Makmur Tbk	8,751	4,831
PT Jasa Marga Persero Tbk	9,135	4,473
PT Kalbe Farma Tbk	68,297	9,503
PT Lippo Karawaci Tbk	78,741	7,741
PT Matahari Department Store Tbk	7,165	9,455
PT Media Nusantara Citra Tbk	14,870	2,316
PT Perusahaan Gas Negara Persero Tbk	28,887	9,382
PT Semen Indonesia Persero Tbk	8,751	8,901
PT Summarecon Agung Tbk	18,400	2,748
PT Surya Citra Media Tbk	18,388	4,297
PT Tambang Batubara Bukit Asam Persero Tbk	7,901	5,870
PT Telekomunikasi Indonesia Persero Tbk	119,047	25,612
PT Tower Bersama Infrastructure Tbk	9,626	6,861
PT Unilever Indonesia Tbk	7,001	22,924
PT United Tractors Tbk	3,702	5,683
PT XL Axiata Tbk*	14,870	4,824

		289,785

Ireland — 0.6%
Bank of Ireland*	56,959	21,770
CRH PLC	1,401	39,268
Experian PLC	2,270	43,229
James Hardie Industries PLC CDI§	1,257	16,972
Kerry Group PLC, Class A	315	23,526
Shire PLC	1,419	122,212

		266,977

Israel — 0.5%
Bank Hapoalim BM	3,424	17,961
Bank Leumi Le-Israel BM*	5,386	21,057
Bezeq The Israeli Telecommunication Corp. Ltd.	6,851	11,472
Delek Group Ltd.	28	8,089

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Israel (Continued)
Israel Chemicals Ltd.	2,445	$17,488
Israel Corp. Ltd. (The)	31	11,055
Mizrahi Tefahot Bank Ltd.*	630	7,166
NICE Systems Ltd.	256	16,075
Teva Pharmaceutical Industries Ltd.	2,085	126,504

		236,867

Italy — 1.5%
Assicurazioni Generali SpA (b)	2,685	51,931
Atlantia SpA	1,083	27,857
Banca Monte dei Paschi di Siena SpA*(b)	513	1,040
Banco Popolare SC*	893	15,055
Enel Green Power SpA (b)	4,860	9,197
Enel SpA	16,505	80,087
Eni SpA	5,865	105,576
EXOR SpA	207	10,303
Finmeccanica SpA*	1,414	18,760
Intesa Sanpaolo SpA	32,236	116,198
Intesa Sanpaolo SpA-RSP	2,517	8,017
Luxottica Group SpA	348	23,429
Mediobanca SpA	1,566	16,116
Pirelli & C. SpA	768	13,032
Prysmian SpA	488	11,014
Saipem SpA*	652	8,278
Snam SpA (b)	5,068	25,070
Telecom Italia SpA*	24,168	29,623
Telecom Italia SpA-RSP*	15,007	14,834
Terna Rete Elettrica Nazionale SpA	4,054	19,324
UniCredit SpA	12,214	85,451
Unione di Banche Italiane SCpA (b)	2,244	18,324
UnipolSai SpA*	2,445	6,644

		715,160

Japan — 16.1%
Acom Co. Ltd.*(b)	2,900	9,346
Advantest Corp.	200	2,393
Aeon Co. Ltd.	3,200	42,825
AISIN SEIKI Co. Ltd.	100	4,625
Ajinomoto Co., Inc.	1,000	20,694
Amada Holdings Co. Ltd.	600	6,149
Asahi Glass Co. Ltd.	1,000	6,542
Asahi Group Holdings Ltd.	2,400	76,990
Asahi Kasei Corp.	2,000	17,798
ASICS Corp.	200	5,334
Astellas Pharma, Inc.	6,900	100,736
Bandai Namco Holdings, Inc.	100	2,058
Bridgestone Corp.	2,700	112,599
Brother Industries Ltd.	300	4,714
Canon, Inc.	3,400	117,575
Casio Computer Co. Ltd.	500	9,463
Central Japan Railway Co.	300	52,270
Chubu Electric Power Co., Inc.	3,100	46,907
Chugai Pharmaceutical Co. Ltd.	100	2,997
Chugoku Electric Power Co., (The), Inc.	100	1,518
Citizen Holdings Co. Ltd.	3,300	24,089
Credit Saison Co. Ltd.	100	1,974
Daicel Corp.	300	3,913
Daihatsu Motor Co. Ltd.	100	1,463

	Number of Shares	Value
Japan (Continued)
Dai-ichi Life Insurance Co. Ltd. (The)	3,300	$58,042
Daiichi Sankyo Co. Ltd.	3,100	58,608
Daikin Industries Ltd.	500	38,436
Daiwa House Industry Co. Ltd.	100	2,407
Daiwa Securities Group, Inc.	1,000	7,955
DENSO Corp.	400	20,984
Dentsu, Inc.	100	5,060
Don Quijote Holdings Co. Ltd.	100	7,735
East Japan Railway Co.	400	36,627
Eisai Co. Ltd.	600	37,707
FANUC Corp.	400	88,756
Fast Retailing Co. Ltd.	100	41,333
Fuji Heavy Industries Ltd.	2,100	79,489
FUJIFILM Holdings Corp.	300	11,491
Fujitsu Ltd.	4,000	22,463
GungHo Online Entertainment, Inc.	100	368
Hamamatsu Photonics KK	200	6,180
Hankyu Hanshin Holdings, Inc.	1,000	6,019
Hino Motors Ltd.	300	4,087
Hitachi Ltd.	19,200	131,491
Hokuhoku Financial Group, Inc.	33,500	79,354
Hokuriku Electric Power Co.	100	1,520
Honda Motor Co. Ltd.	3,500	120,159
Hoya Corp.	2,400	88,863
Hulic Co. Ltd.	2,200	22,777
IHI Corp.	2,000	9,668
INPEX Corp.	3,200	39,447
Isetan Mitsukoshi Holdings Ltd.	2,500	42,058
Isuzu Motors Ltd.	100	1,363
ITOCHU Corp.	3,200	43,315
Iyo Bank Ltd. (The)	3,200	39,215
Japan Airport Terminal Co. Ltd.	100	5,841
Japan Exchange Group, Inc.	500	15,248
Japan Retail Fund Investment Corp. REIT	3	6,028
Japan Tobacco, Inc.	3,400	124,369
JFE Holdings, Inc.	2,900	70,949
JSR Corp.	100	1,826
JTEKT Corp.	2,400	44,069
JX Holdings, Inc.	6,800	30,106
Kajima Corp.	1,000	4,407
Kakaku.com, Inc.	400	6,236
Kansai Electric Power Co., (The), Inc.*	3,400	37,817
Kao Corp.	2,500	113,947
Kawasaki Heavy Industries Ltd.	3,000	15,179
KDDI Corp.	5,300	120,036
Keihan Electric Railway Co. Ltd.	3,000	17,210
Keikyu Corp.	1,000	7,711
Keio Corp.	1,000	7,396
Keyence Corp.	100	54,063
Kintetsu Group Holdings Co. Ltd.	1,000	3,352
Kobe Steel Ltd.	1,000	1,877
Koito Manufacturing Co. Ltd.	200	7,880
Komatsu Ltd.	3,500	73,982
Konami Corp.	100	1,873
Konica Minolta, Inc.	3,300	41,690
Kubota Corp.	2,000	33,421
Kuraray Co. Ltd.	3,100	40,787

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Japan (Continued)
Kurita Water Industries Ltd.	200	$4,812
Kyocera Corp.	300	16,376
Kyushu Electric Power Co., Inc.*	3,300	38,633
LIXIL Group Corp.	200	3,829
M3, Inc.	200	3,813
Mabuchi Motor Co. Ltd.	100	6,083
Makita Corp.	100	5,463
Marubeni Corp.	9,900	58,069
Marui Group Co. Ltd.	2,800	35,419
Mazda Motor Corp.	2,400	51,726
Medipal Holdings Corp.	100	1,553
MEIJI Holdings Co. Ltd.	100	11,409
Minebea Co. Ltd.	1,100	20,384
Mitsubishi Chemical Holdings Corp.	6,400	40,391
Mitsubishi Corp.	3,600	80,838
Mitsubishi Electric Corp.	2,000	27,475
Mitsubishi Estate Co. Ltd.	2,000	44,781
Mitsubishi Heavy Industries Ltd.	2,000	12,714
Mitsubishi Motors Corp.	2,800	26,102
Mitsubishi Tanabe Pharma Corp.	100	1,590
Mitsubishi UFJ Financial Group, Inc.	34,900	259,033
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,000	31,664
Mitsui & Co. Ltd.	6,800	95,632
Mitsui Chemicals, Inc.	2,000	6,542
Mixi, Inc.	300	12,859
Mizuho Financial Group, Inc.	64,100	141,819
MS&AD Insurance Group Holdings, Inc.	3,300	102,764
Murata Manufacturing Co. Ltd.	500	81,517
Nabtesco Corp.	300	7,759
Nagoya Railroad Co. Ltd.	1,000	3,795
NEC Corp.	2,000	6,575
Nexon Co. Ltd.	100	1,348
NGK Insulators Ltd.	1,000	24,896
NGK Spark Plug Co. Ltd.	300	9,125
Nidec Corp.	400	29,279
Nikon Corp.	100	1,243
Nintendo Co. Ltd.	200	34,033
Nippon Building Fund, Inc. REIT	2	9,363
Nippon Express Co. Ltd.	1,000	5,535
Nippon Paint Holdings Co. Ltd.	600	18,660
Nippon Steel & Sumitomo Metal Corp.	35,100	96,690
Nippon Telegraph & Telephone Corp.	100	6,985
Nippon Yusen KK	1,000	3,029
Nissan Motor Co. Ltd.	7,200	75,443
Nisshin Seifun Group, Inc.	2,650	33,137
Nitori Holdings Co. Ltd.	100	7,711
Nitto Denko Corp.	300	23,344
NOK Corp.	100	3,319
Nomura Holdings, Inc.	9,800	65,031
Nomura Research Institute Ltd.	200	7,694
NSK Ltd.	900	14,872
NTT Data Corp.	200	8,911
NTT DOCOMO, Inc.	3,300	59,451
NTT Urban Development Corp.	3,400	35,448
Obayashi Corp.	1,000	6,567
Odakyu Electric Railway Co. Ltd.	1,000	9,499
Olympus Corp.	200	6,841
Omron Corp.	200	9,330

	Number of Shares	Value
Japan (Continued)
Ono Pharmaceutical Co. Ltd.	100	$10,958
Oracle Corp. Japan	100	4,327
Oriental Land Co. Ltd.	300	19,361
ORIX Corp.	3,300	52,498
Osaka Gas Co. Ltd.	1,000	4,014
OTSUKA Corp.	100	4,866
Otsuka Holdings Co. Ltd.	100	3,136
Panasonic Corp.	7,000	103,267
Park24 Co. Ltd.	200	3,534
Rakuten, Inc.	2,700	44,444
Recruit Holdings Co. Ltd.	200	6,268
Resona Holdings, Inc.	7,000	40,201
Ricoh Co. Ltd.	3,300	34,565
ROHM Co. Ltd.	200	14,196
Santen Pharmaceutical Co. Ltd.	500	6,957
SBI Holdings, Inc.	300	4,312
Secom Co. Ltd.	100	6,696
Sega Sammy Holdings, Inc.	100	1,447
Seibu Holdings, Inc.	200	4,514
Seiko Epson Corp.	400	7,409
Sekisui House Ltd.	3,100	51,839
Seven & i Holdings Co. Ltd.	3,400	141,270
Seven Bank Ltd.	6,700	31,742
Shikoku Electric Power Co., Inc.	100	1,483
Shimano, Inc.	100	14,237
Shimizu Corp.	1,000	7,670
Shin-Etsu Chemical Co. Ltd.	2,500	153,044
Shinsei Bank Ltd.	1,000	2,030
Shionogi & Co. Ltd.	700	24,844
Shiseido Co. Ltd.	3,100	62,330
Showa Shell Sekiyu KK	100	936
SMC Corp.	100	30,335
SoftBank Corp.	3,000	180,002
Sompo Japan Nipponkoa Holdings, Inc.	100	3,650
Sony Corp.*	3,300	102,684
Stanley Electric Co. Ltd.	100	2,393
Sumitomo Chemical Co. Ltd.	1,000	5,841
Sumitomo Corp.	3,100	37,003
Sumitomo Dainippon Pharma Co. Ltd.	100	1,138
Sumitomo Electric Industries Ltd.	3,100	49,629
Sumitomo Heavy Industries Ltd.	1,000	6,599
Sumitomo Mitsui Financial Group, Inc.	3,500	159,892
Sumitomo Mitsui Trust Holdings, Inc.	24,100	110,660
Sumitomo Rubber Industries Ltd.	100	1,765
Suzuki Motor Corp.	200	6,985
Sysmex Corp.	200	11,618
T&D Holdings, Inc.	3,100	46,482
Taisei Corp.	2,000	10,942
Taiyo Nippon Sanso Corp.	100	1,234
Takeda Pharmaceutical Co. Ltd.	2,800	136,261
TDK Corp.	200	16,050
Teijin Ltd.	1,000	3,730
Terumo Corp.	2,600	59,200
THK Co. Ltd.	200	4,833
Tobu Railway Co. Ltd.	1,000	4,415
Tohoku Electric Power Co., Inc.	3,100	43,535
Tokio Marine Holdings, Inc.	3,300	136,770
Tokyo Electric Power Co., Inc.*	4,900	27,991

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Japan (Continued)
Tokyo Electron Ltd.	200	$12,806
Tokyo Gas Co. Ltd.	2,000	11,088
Tokyu Corp.	1,000	6,575
Tokyu Fudosan Holdings Corp.	6,400	48,213
Toray Industries, Inc.	2,000	16,686
Toshiba Corp.	27,100	95,133
TOTO Ltd.	1,000	16,581
Toyo Seikan Group Holdings Ltd.	100	1,518
Toyota Industries Corp.	100	6,043
Toyota Motor Corp.	7,200	499,124
Toyota Tsusho Corp.	300	8,424
Trend Micro, Inc.	100	3,521
Unicharm Corp.	300	6,642
United Urban Investment Corp. REIT	31	46,482
USS Co. Ltd.	2,800	52,610
West Japan Railway Co.	200	11,908
Yahoo Japan Corp.	3,500	15,679
Yamada Denki Co. Ltd.	3,500	14,748
Yamaha Corp.	100	2,038
Yamaha Motor Co. Ltd.	200	5,020
Yamato Holdings Co. Ltd.	3,400	69,704
Yaskawa Electric Corp.	200	2,820
Yokogawa Electric Corp.	100	1,187

		7,588,034

Luxembourg — 0.3%
Altice SA*	284	36,962
ArcelorMittal (b)	2,339	24,913
Millicom International Cellular SA SDR	140	11,231
RTL Group SA	105	9,418
SES SA FDR	735	26,026
Tenaris SA	1,048	15,171

		123,721

Macau — 0.1%
Sands China Ltd.	5,752	22,218
Wynn Macau Ltd.	4,760	8,975

		31,193

Malaysia — 0.9%
Alliance Financial Group Bhd	7,000	8,612
AMMB Holdings Bhd	6,900	11,858
Astro Malaysia Holdings Bhd	10,200	8,681
Axiata Group Bhd	100	180
Berjaya Sports Toto Bhd	12,718	11,448
British American Tobacco Malaysia Bhd	100	1,691
Bumi Armada Bhd	3,250	1,126
CIMB Group Holdings Bhd	6,900	10,672
Dialog Group Bhd	13,810	6,178
DiGi.Com Bhd	13,800	21,118
Felda Global Ventures Holdings Bhd	10,400	5,589
Genting Malaysia Bhd	13,700	15,883
Genting Plantations Bhd	3,300	8,912
Hong Leong Bank Bhd	6,000	22,357
Hong Leong Financial Group Bhd	3,500	14,760
IHH Healthcare Bhd	10,300	16,380
IJM Corp. Bhd	3,400	6,520
IOI Corp. Bhd	10,200	11,102

	Number of Shares	Value
Malaysia (Continued)
Kuala Lumpur Kepong Bhd	3,300	$18,633
Lafarge Malaysia Bhd	3,500	9,070
Malayan Banking Bhd	16,300	40,150
Malaysia Airports Holdings Bhd	3,400	5,889
Maxis Bhd	10,300	19,358
MISC Bhd	3,300	7,471
Petronas Chemicals Group Bhd	6,900	11,782
Petronas Dagangan Bhd	2,500	13,571
Petronas Gas Bhd	3,400	20,311
PPB Group Bhd	100	416
Public Bank Bhd	6,800	34,315
Sime Darby Bhd	6,800	15,433
Telekom Malaysia Bhd	6,800	13,503
Tenaga Nasional Bhd	4,900	17,857
UMW Holdings Bhd	3,500	10,234
YTL Corp. Bhd	13,700	5,942
YTL Power International Bhd	19,965	8,605

		435,607

Mexico — 1.0%
Alfa SAB de CV, Class A	6,639	13,046
America Movil SAB de CV, Series L	84,332	88,719
Arca Continental SAB de CV	875	5,306
Cemex SAB de CV*	27,560	25,808
Coca-Cola Femsa SAB de CV, Series L	875	7,470
Controladora Comercial Mexicana SAB de CV	875	2,840
El Puerto de Liverpool SAB de CV, Series C1	875	9,840
Fibra Uno Administracion SA de CV REIT	5,246	13,382
Fomento Economico Mexicano SAB de CV	4,946	44,013
Fresnillo PLC (b)(e)	658	7,638
Gentera SAB de CV	2,621	4,500
Grupo Aeroportuario del Sureste SAB de CV, Class B	279	4,025
Grupo Bimbo SAB de CV, Series A*	3,496	9,463
Grupo Carso SAB de CV, Series A1	872	3,687
Grupo Comercial Chedraui SA de CV	875	2,667
Grupo Financiero Banorte SAB de CV, Class O	6,421	36,248
Grupo Financiero Inbursa SAB de CV, Class O	7,876	17,988
Grupo Financiero Santander Mexico SAB de CV, Class B	4,681	8,809
Grupo Mexico SAB de CV, Series B	9,626	29,811
Grupo Televisa SAB, Series CPO	6,601	49,914
Industrias Penoles SAB de CV	664	11,705
Kimberly-Clark de Mexico SAB de CV, Class A	3,496	7,896
Mexichem SAB de CV	2,621	7,942
OHL Mexico SAB de CV*	1,469	1,979
Wal-Mart de Mexico SAB de CV	13,122	32,398

		447,094

Netherlands — 3.0%
Aegon NV	5,366	40,848
Akzo Nobel NV	562	42,806
ASML Holding NV	923	103,147

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Netherlands (Continued)
Delta Lloyd NV	420	$7,298
Gemalto NV (b)	208	18,194
Heineken Holding NV	243	16,899
Heineken NV	527	41,292
ING Groep NV	9,187	151,099
Koninklijke Ahold NV	1,829	37,193
Koninklijke Boskalis Westminster NV	278	13,775
Koninklijke DSM NV	417	24,727
Koninklijke KPN NV	7,760	28,159
Koninklijke Philips NV	2,288	62,333
Koninklijke Vopak NV	173	8,607
NN Group NV*	581	16,249
OCI NV*	291	8,585
QIAGEN NV*	454	11,109
Randstad Holding NV	347	20,096
Reed Elsevier NV	1,745	42,317
Royal Dutch Shell PLC, Class A	9,877	293,315
Royal Dutch Shell PLC, Class B	6,238	188,156
TNT Express NV	1,330	11,219
Unilever NV	4,366	186,196
Wolters Kluwer NV	805	25,052

		1,398,671

New Zealand — 0.2%
Auckland International Airport Ltd.	7,367	25,349
Contact Energy Ltd.	5,126	22,365
Fletcher Building Ltd.	2,060	12,803
Meridian Energy Ltd.	6,459	10,585
Ryman Healthcare Ltd.	2,829	16,036
Spark New Zealand Ltd.	5,239	10,277

		97,415

Norway — 0.4%
DNB ASA	2,513	44,140
Gjensidige Forsikring ASA	628	9,697
Norsk Hydro ASA (b)	3,321	15,594
Orkla ASA	2,166	16,974
Statoil ASA (b)	2,496	46,829
Telenor ASA	1,914	43,397
Yara International ASA	489	24,679

		201,310

Peru — 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	812	9,094
Southern Copper Corp.	951	28,549

		37,643

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	9,070	11,392
Aboitiz Power Corp.	10,300	9,934
Alliance Global Group, Inc.	6,700	3,449
Ayala Corp.	700	12,403
Ayala Land, Inc.	17,400	15,630
Bank of the Philippine Islands	4,520	9,935
BDO Unibank, Inc.	4,180	10,125
DMCI Holdings Inc.	6,200	1,849
Energy Development Corp.	17,500	3,105

	Number of Shares	Value
Philippines (Continued)
International Container Terminal Services, Inc.	3,490	$8,375
JG Summit Holdings, Inc.	1,750	2,689
Jollibee Foods Corp.	1,740	7,844
Megaworld Corp.	30,600	3,260
Metro Pacific Investments Corp.	27,600	2,786
Metropolitan Bank & Trust Company	2,800	5,621
Philippine Long Distance Telephone Co.	100	6,235
SM Investments Corp.	670	13,224
SM Prime Holdings, Inc.	27,800	11,997
Universal Robina Corp.	3,480	14,893

		154,746

Poland — 0.5%
Alior Bank SA*	453	11,251
Bank Handlowy w Warszawie SA	140	4,074
Bank Pekao SA	524	26,237
Bank Zachodni WBK SA*	277	25,163
CCC SA	304	14,929
Cyfrowy Polsat SA*	7,462	49,903
Enea SA	699	3,126
LPP SA	20	41,322
Orange Polska SA	1,674	4,643
PGE SA	4,256	23,368
Polski Koncern Naftowy Orlen SA	592	11,175
Polskie Gornictwo Naftowe i Gazownictwo SA	5,638	9,565
Powszechny Zaklad Ubezpieczen SA	208	24,897

		249,653

Portugal — 0.1%
Banco Comercial Portugues SA, Class R*	84,316	7,890
Banco Espirito Santo SA*	587	0
EDP — Energias de Portugal SA	5,800	22,646
Galp Energia SGPS SA	805	9,478
Jeronimo Martins SGPS SA	561	7,711

		47,725

Qatar — 0.1%
Industries Qatar QSC	241	8,879
Masraf Al Rayan	875	10,698
Qatar Electricity & Water Co.	103	6,028
Qatar Islamic Bank SAQ	67	1,966
Qatar National Bank SAQ	384	19,824
Vodafone Qatar QSC	489	2,096

		49,491

Russia — 0.7%
Gazprom OAO, ADR	3,496	18,763
Lukoil OAO, ADR	875	41,965
Magnit PJSC, GDR	999	52,098
MegaFon PJSC GDR	907	13,923
MMC Norilsk Nickel OJSC, ADR	1,625	28,551
Mobile TeleSystems OJSC, ADR	2,103	21,997
NovaTek OAO, GDR	432	43,589
Rosneft Oil Co. OJSC, GDR	5,246	24,021
Severstal PAO GDR	1,975	23,858
Sistema JSFC GDR	139	1,056

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Russia (Continued)
Surgutneftegas OJSC, ADR	4,896	$29,817
Tatneft, ADR	400	13,408
VTB Bank OJSC, GDR	7,876	23,431

		336,477

Singapore — 1.0%
Ascendas Real Estate Investment Trust	10,100	17,981
CapitaLand Commercial Trust REIT	20,200	24,199
CapitaLand Ltd.	13,000	33,655
CapitaLand Mall Trust REIT	9,900	15,936
ComfortDelGro Corp. Ltd.	13,100	29,735
DBS Group Holdings Ltd.	6,900	103,902
Genting Singapore PLC	24,300	16,583
Global Logistic Properties Ltd.	6,800	13,922
Golden Agri-Resources Ltd.	6,800	2,119
Hutchison Port Holdings Trust, Class U	17,500	11,550
Keppel Corp. Ltd.	3,600	23,366
Oversea-Chinese Banking Corp. Ltd.	6,400	48,424
Singapore Technologies Engineering Ltd.	9,500	23,960
Singapore Telecommunications Ltd.	25,400	77,815
Wilmar International Ltd.	6,800	16,948

		460,095

South Africa — 0.5%
AngloGold Ashanti Ltd., ADR*	1,597	15,299
Gold Fields Ltd., ADR	5,739	19,570
Impala Platinum Holdings Ltd., ADR*(b)	4,641	23,391
Lonmin PLC*	271	584
Mondi PLC	700	15,791
MTN Group Ltd., ADR	3,797	68,042
Sasol Ltd., ADR	2,149	76,225

		218,902

South Korea — 3.2%
Amorepacific Corp.	70	25,518
AMOREPACIFIC Group	60	9,474
BNK Financial Group, Inc.	628	8,897
Celltrion, Inc.*	291	18,118
Cheil Industries, Inc.*	23	3,985
Cheil Worldwide, Inc.*	350	6,506
CJ CheilJedang Corp.	33	12,208
CJ Corp.	40	8,662
Coway Co. Ltd.	208	17,173
Daelim Industrial Co. Ltd.	69	4,875
Daewoo International Corp.	103	2,477
Daewoo Securities Co. Ltd.	103	1,329
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	278	4,014
Daum Kakao Corp.	28	2,964
DGB Financial Group, Inc.	663	7,867
Dongbu Insurance Co. Ltd.	278	12,893
Doosan Corp.	1	103
Doosan Heavy Industries & Construction Co. Ltd.	69	1,697
Doosan Infracore Co. Ltd.*	103	971
E-Mart Co. Ltd.	70	15,570
GS Engineering & Construction Corp.*	172	4,198
GS Holdings	70	3,133

	Number of Shares	Value
South Korea (Continued)
Halla Visteon Climate Control Corp.	209	$6,959
Hana Financial Group, Inc.	700	18,759
Hankook Tire Co. Ltd.	245	9,694
Hanwha Chemical Corp.	488	8,388
Hanwha Corp.	245	9,550
Hanwha Life Insurance Co. Ltd.	1,400	10,422
Hotel Shilla Co. Ltd.	33	3,558
Hyosung Corp.	87	9,028
Hyundai Department Store Co. Ltd.	68	9,388
Hyundai Development Co.-Engineering & Construction	141	7,697
Hyundai Engineering & Construction Co. Ltd.	138	5,510
Hyundai Glovis Co. Ltd.	68	15,370
Hyundai Heavy Industries Co. Ltd.*	70	8,211
Hyundai Marine & Fire Insurance Co. Ltd.	453	11,363
Hyundai Merchant Marine Co. Ltd.*	581	4,640
Hyundai Mipo Dockyard Co. Ltd.*	33	2,337
Hyundai Mobis Co. Ltd.	175	35,292
Hyundai Motor Co.	334	47,617
Hyundai Steel Co.	263	17,703
Hyundai Wia Corp.	69	8,903
Industrial Bank of Korea	175	2,298
Kangwon Land, Inc.	350	12,727
KB Financial Group, Inc.	803	29,164
KCC Corp.	33	16,318
Kia Motors Corp.	595	25,582
Korea Aerospace Industries Ltd.	278	15,979
Korea Electric Power Corp.	453	18,884
Korea Gas Corp.	62	2,909
Korea Investment Holdings Co. Ltd.	175	10,485
Korea Zinc Co. Ltd.	35	15,854
KT Corp.*	103	2,691
KT&G Corp.	383	33,315
Kumho Petrochemical Co. Ltd.	92	6,533
LG Chem Ltd.	162	36,471
LG Corp.	145	8,151
LG Display Co. Ltd.	453	11,956
LG Electronics, Inc.	242	12,075
LG Household & Health Care Ltd.	35	25,518
LG Innotek Co. Ltd.	34	2,918
LG Uplus Corp.	1,047	8,805
Lotte Chemical Corp.	61	12,990
Lotte Shopping Co. Ltd.	35	7,990
LS Corp.	34	1,511
LS Industrial Systems Co. Ltd.	77	3,682
Mirae Asset Securities Co. Ltd.	103	5,316
NAVER Corp.	66	36,268
NCSoft Corp.	68	12,088
NH Investment & Securities Co. Ltd.	70	805
OCI Co. Ltd.	86	7,341
Orion Corp.	26	29,325
Paradise Co. Ltd.	68	1,884
POSCO	233	51,299
S-1 Corp.	103	7,686
Samsung C&T Corp.	209	11,881
Samsung Card Co. Ltd.	245	9,241

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
South Korea (Continued)
Samsung Electro-Mechanics Co. Ltd.	140	$6,973
Samsung Electronics Co. Ltd.	249	293,655
Samsung Fire & Marine Insurance Co. Ltd.	137	37,580
Samsung Heavy Industries Co. Ltd.	278	4,490
Samsung Life Insurance Co. Ltd.	244	24,659
Samsung SDI Co. Ltd.	173	19,122
Samsung SDS Co. Ltd.	58	17,532
Samsung Securities Co. Ltd.	175	9,222
Shinhan Financial Group Co. Ltd.	1,092	41,286
Shinsegae Co. Ltd.	35	7,674
SK C&C Co. Ltd.	68	15,309
SK Holdings Co. Ltd.	35	5,653
SK Hynix, Inc.	1,289	59,434
SK Innovation Co. Ltd.*	76	7,715
SK Telecom Co. Ltd.	35	7,785
S-Oil Corp.	69	4,109
Woori Bank	312	2,956
Yuhan Corp.	34	8,191

		1,494,306

Spain — 2.4%
Abertis Infraestructuras SA	1,085	19,060
ACS Actividades de Construccion y Servicios SA	653	21,053
Aena SA, 144A*	175	18,336
Amadeus IT Holding SA, Class A	958	43,596
Banco Bilbao Vizcaya Argentaria SA	15,093	149,073
Banco de Sabadell SA*	10,442	26,446
Banco Popular Espanol SA	4,881	24,070
Banco Santander SA	34,235	243,800
Bankia SA*	13,626	17,614
Bankinter SA	2,231	16,429
CaixaBank SA	5,367	25,724
Distribuidora Internacional de Alimentacion SA	1,153	9,189
Enagas SA	595	17,111
Endesa SA	69	1,290
Ferrovial SA	979	21,134
Gas Natural SDG SA	909	22,358
Grifols SA	347	13,838
Iberdrola SA	12,695	87,785
Inditex SA	2,708	89,701
Mapfre SA	4,130	14,724
Red Electrica Corp. SA	314	26,410
Repsol SA	2,127	40,508
Telefonica SA	12,145	171,804
Zardoya Otis SA	277	3,563

		1,124,616

Sweden — 2.0%
Alfa Laval AB	662	12,492
Assa Abloy AB, Class B*	776	45,778
Atlas Copco AB, Class A	1,716	51,884
Atlas Copco AB, Class B	981	26,405
Atlas Copco AB — A Redemption*	1,392	971
Atlas Copco AB — B Redemption*	874	610
Boliden AB	731	15,672
Electrolux AB, Series B	601	18,333

	Number of Shares	Value
Sweden (Continued)
Elekta AB, Class B (b)	769	$5,416
Getinge AB, Class B	490	11,844
Hennes & Mauritz AB, Class B	2,268	89,427
Hexagon AB, Class B	989	36,293
Husqvarna AB, Class B	942	7,170
ICA Gruppen AB	171	5,960
Industrivarden AB, Class C	714	14,236
Investment AB Kinnevik, Class B	558	18,632
Investor AB, Class B	1,265	49,953
Lundin Petroleum AB*	453	7,130
Nordea Bank AB	6,859	89,212
Sandvik AB	2,594	31,244
Securitas AB, Class B	835	11,341
Skandinaviska Enskilda Banken AB, Class A	3,647	45,040
Skanska AB, Class B	770	16,020
SKF AB, Class B	916	22,109
Svenska Cellulosa AB SCA, Class B	1,050	27,388
Svenska Handelsbanken AB, Class A	2,985	44,951
Swedbank AB, Class A	2,125	49,845
Swedish Match AB	417	12,417
Tele2 AB, Class B (b)	664	7,803
Telefonaktiebolaget LM Ericsson, Class B	7,769	87,198
TeliaSonera AB	5,204	30,669
Volvo AB, Class B	4,198	54,503

		947,946

Switzerland — 7.4%
ABB Ltd.*	5,239	114,607
Actelion Ltd.*	244	34,114
Adecco SA*	419	33,303
Aryzta AG*	207	13,127
Baloise Holding AG	140	17,443
Barry Callebaut AG*	12	13,534
Cie Financiere Richemont SA	1,285	111,020
Coca-Cola HBC AG CDI*	559	12,243
Credit Suisse Group AG*	3,386	89,743
EMS-Chemie Holding AG	34	14,479
Geberit AG	104	37,402
Givaudan SA*	32	58,631
Glencore PLC*	26,000	114,427
Holcim Ltd.*	490	38,659
Julius Baer Group Ltd.*	453	24,726
Kuehne + Nagel International AG	209	29,354
Lonza Group AG*	104	14,607
Nestle SA	8,354	647,983
Novartis AG	5,732	588,539
Pargesa Holding SA	102	7,179
Partners Group Holding AG	68	21,326
Roche Holding AG	1,748	513,696
Schindler Holding AG	70	12,155
Schindler Holding AG Participation Certificates	139	24,358
SGS SA	31	59,569
Sika AG	3	10,307
Sonova Holding AG	172	25,932
STMicroelectronics NV	1,868	15,949
Sulzer AG	69	7,584

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Switzerland (Continued)
Swatch Group AG (The) — Bearer*	96	$38,120
Swatch Group AG (The) — Registered*	105	8,329
Swiss Life Holding AG*	102	24,473
Swiss Prime Site AG*	313	25,061
Swiss Re AG	868	77,948
Swisscom AG	98	56,776
Syngenta AG	286	129,481
Transocean Ltd. (b)	838	16,174
UBS Group AG*	9,927	213,570
Wolseley PLC	628	38,787
Zurich Insurance Group AG*	390	124,447

		3,459,162

Taiwan — 2.5%
Acer, Inc.*	19,929	11,915
Advanced Semiconductor Engineering, Inc.	17,704	25,380
Advantech Co. Ltd.	953	7,685
Asustek Computer, Inc.	1,355	13,332
AU Optronics Corp.	39,982	21,949
Catcher Technology Co. Ltd.	1,872	21,957
Cathay Financial Holding Co. Ltd.	26,038	46,574
Chailease Holding Co. Ltd.	1,000	2,528
Chang Hwa Commercial Bank Ltd.	4,306	2,518
Cheng Shin Rubber Industry Co. Ltd.	1,635	3,782
Chicony Electronics Co. Ltd.	674	1,884
China Airlines Ltd.*	293	143
China Development Financial Holding Corp.	28,534	11,435
China Life Insurance Co. Ltd./Taiwan	5,770	6,467
China Steel Corp.	7,656	6,336
Chunghwa Telecom Co. Ltd.	6,645	21,000
Compal Electronics, Inc.	10,014	8,287
CTBC Financial Holding Co. Ltd.	36,413	27,642
Delta Electronics, Inc.	5,604	32,043
E.Sun Financial Holding Co. Ltd.	10,967	7,468
Eclat Textile Co. Ltd.	375	5,522
Epistar Corp.	4,286	6,912
EVA Airways Corp.*	598	443
Evergreen Marine Corp. (Taiwan) Ltd.*	2,043	1,175
Far Eastern New Century Corp.	1,476	1,628
Far EasTone Telecommunications Co. Ltd.	2,205	5,237
Feng Tay Enterprise Co. Ltd.	400	2,144
First Financial Holding Co. Ltd.	7,903	4,866
Formosa Chemicals & Fibre Corp.	4,229	10,348
Formosa Petrochemical Corp.	393	961
Formosa Plastics Corp.	4,275	10,488
Foxconn Technology Co. Ltd.	3,172	11,161
Fubon Financial Holding Co. Ltd.	18,890	38,896
Giant Manufacturing Co. Ltd.	398	3,384
Hermes Microvision, Inc.	108	8,533
Hiwin Technologies Corp.	408	3,144
Hon Hai Precision Industry Co. Ltd.	42,865	138,400
Hotai Motor Co. Ltd.	542	8,732
Hua Nan Financial Holdings Co. Ltd.	5,069	3,047
Innolux Corp.	37,132	22,986
Inotera Memories, Inc.*	10,030	11,830
Inventec Corp.	6,920	4,960

	Number of Shares	Value
Taiwan (Continued)
Kinsus Interconnect Technology Corp.	294	$893
Largan Precision Co. Ltd.	318	35,433
Lite-On Technology Corp.	1,949	2,502
MediaTek, Inc.	3,834	51,777
Mega Financial Holding Co. Ltd.	17,077	15,300
Merida Industry Co. Ltd.	133	960
Nan Ya Plastics Corp.	14,804	35,017
Novatek Microelectronics Corp.	1,286	7,018
Pegatron Corp.	4,672	13,943
Phison Electronics Corp.	161	1,558
Pou Chen Corp.	2,054	2,944
Powertech Technology, Inc.*	778	1,658
President Chain Store Corp.	1,220	8,824
Quanta Computer, Inc.	5,915	15,013
Radiant Opto-Electronics Corp.	361	1,323
Realtek Semiconductor Corp.	802	2,448
Siliconware Precision Industries Co. Ltd.	7,579	12,544
Simplo Technology Co. Ltd.	293	1,351
Synnex Technology International Corp.	1,296	1,923
Taiwan Glass Industry Corp.	2,732	1,714
Taiwan Mobile Co. Ltd.	2,501	8,800
Taiwan Semiconductor Manufacturing Co. Ltd.	66,363	315,675
TPK Holding Co. Ltd.	936	6,221
Transcend Information, Inc.	143	550
Uni-President Enterprises Corp.	9,202	16,399
United Microelectronics Corp.	30,879	13,984
Vanguard International Semiconductor Corp.	2,407	3,921
Wistron Corp.	1,715	1,408
WPG Holdings Ltd.	2,419	3,117
Yuanta Financial Holding Co. Ltd.	27,390	16,063
Zhen Ding Technology Holding Ltd.	580	2,060

		1,187,463

Thailand — 0.5%
Bangkok Bank PCL, NVDR	4,900	26,510
Indorama Ventures PCL, NVDR	19,900	15,085
IRPC PCL, NVDR	90,109	11,090
Kasikornbank PCL, NVDR	6,500	37,678
Krung Thai Bank PCL, NVDR	35,000	18,832
PTT Exploration & Production PCL, NVDR	8,900	28,573
PTT PCL, NVDR	5,800	59,827
Siam Commercial Bank PCL, NVDR	6,800	32,039
Thai Oil PCL, NVDR	3,100	4,930

		234,564

Turkey — 0.5%
Akbank TAS	4,578	13,635
Anadolu Efes Biracilik Ve Malt Sanayii AS	310	2,870
Arcelik AS	2,787	15,126
BIM Birlesik Magazalar AS	523	9,596
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	7,131	8,008
Enka Insaat ve Sanayi AS	2,871	5,586
Eregli Demir ve Celik Fabrikalari TAS	8,847	14,222
Ford Otomotiv Sanayi AS	1,392	18,639

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Turkey (Continued)
Haci Omer Sabanci Holding AS	2,788	$10,471
KOC Holding AS	3,348	14,964
TAV Havalimanlari Holding AS	1,533	12,725
Tofas Turk Otomobil Fabrikasi AS	1,952	13,234
Tupras Turkiye Petrol Rafinerileri AS*	385	9,631
Turk Hava Yollari Anonim Ortakligi*	1,674	5,671
Turk Telekomunikasyon AS	2,270	5,926
Turkcell Iletisim Hizmetleri AS	2,198	9,577
Turkiye Garanti Bankasi AS	6,250	19,789
Turkiye Halk Bankasi AS	1,393	6,985
Turkiye Is Bankasi, Class C	3,950	8,397
Turkiye Sise ve Cam Fabrikalari AS	6,119	8,182
Turkiye Vakiflar Bankasi TAO, Class D	1,154	1,994
Ulker Biskuvi Sanayi AS	210	1,471
Yapi ve Kredi Bankasi AS	1,919	2,970

		219,669

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	3,496	7,253
Aldar Properties PJSC	7,876	5,596
Arabtec Holding Co. PJSC*	2,752	1,723
DP World Ltd.	875	17,544
Dubai Financial Market PJSC	6,130	3,088
Dubai Islamic Bank PJSC	1,750	3,235
Emaar Properties PJSC	8,530	18,114
First Gulf Bank PJSC	5,612	22,384
National Bank of Abu Dhabi PJSC	2,651	7,542
Orascom Construction Ltd.*	98	1,263

		87,742

United Kingdom — 13.1%
3i Group PLC	2,410	20,738
Aberdeen Asset Management PLC	2,269	15,488
Admiral Group PLC	522	11,880
Aggreko PLC	663	16,294
Amec Foster Wheeler PLC	735	10,672
Anglo American PLC	5,952	93,335
Antofagasta PLC	943	10,752
ARM Holdings PLC	3,308	58,396
Ashtead Group PLC	990	16,947
Associated British Foods PLC	872	40,356
AstraZeneca PLC	3,266	218,264
Aviva PLC	9,251	74,019
Babcock International Group PLC	665	11,435
BAE Systems PLC	6,983	54,965
Barclays PLC	38,391	158,427
Barratt Developments PLC	2,000	18,096
BG Group PLC	8,246	143,298
BHP Billiton PLC	5,089	107,298
BP PLC	46,500	320,350
British American Tobacco PLC	4,835	266,439
British Land Co. PLC REIT	2,443	32,186
BT Group PLC	19,787	135,093
Bunzl PLC	803	23,270
Burberry Group PLC	1,050	27,202
Capita PLC	1,610	30,808
Carnival PLC	418	20,233
Centrica PLC	11,957	50,732

	Number of Shares	Value
United Kingdom (Continued)
CNH Industrial NV (b)	2,233	$19,877
Cobham PLC	2,549	11,520
Compass Group PLC	3,528	61,687
Croda International PLC	382	17,078
Diageo PLC	6,700	185,912
Direct Line Insurance Group PLC	3,356	17,296
Dixons Carphone PLC	2,236	16,247
easyJet PLC	452	11,115
Fiat Chrysler Automobiles NV*	2,475	39,551
G4S PLC	3,635	16,567
GKN PLC	4,334	24,284
GlaxoSmithKline PLC	12,372	274,847
Hammerson PLC REIT	1,666	17,022
Hargreaves Lansdown PLC	595	11,531
HSBC Holdings PLC	47,205	449,266
ICAP PLC	1,398	11,816
IMI PLC	662	12,597
Imperial Tobacco Group PLC	2,351	121,093
Inmarsat PLC	1,117	16,953
InterContinental Hotels Group PLC	522	21,869
International Consolidated Airlines Group SA*	2,513	21,236
Intertek Group PLC	420	16,055
Intu Properties PLC REIT	2,024	10,342
Investec PLC	1,323	12,122
ITV PLC	10,151	42,247
J Sainsbury PLC	2,923	11,240
Johnson Matthey PLC	522	27,916
Kingfisher PLC	5,883	33,269
Land Securities Group PLC REIT	1,988	39,895
Legal & General Group PLC	13,714	55,713
Lloyds Banking Group PLC	148,421	199,103
London Stock Exchange Group PLC	525	19,715
Marks & Spencer Group PLC	4,054	36,123
Meggitt PLC	1,848	14,362
Melrose Industries PLC	2,271	9,205
Merlin Entertainments PLC, 144A	694	4,868
National Grid PLC	9,395	134,116
Next PLC	362	41,607
Old Mutual PLC	11,529	38,960
Pearson PLC	2,092	41,790
Persimmon PLC*	734	22,011
Petrofac Ltd.	665	9,198
Prudential PLC	6,148	152,882
Reckitt Benckiser Group PLC	1,521	137,273
Reed Elsevier PLC	2,711	44,957
Rexam PLC	1,709	14,601
Rio Tinto PLC	3,042	132,786
Rolls-Royce Holdings PLC*	4,350	66,352
Rolls-Royce Holdings PLC Preference Shares*	635,628	972
Royal Bank of Scotland Group PLC*	5,659	29,866
Royal Mail PLC	1,638	13,118
RSA Insurance Group PLC	2,165	14,272
SABMiller PLC	5,233	279,454
Sage Group PLC (The)	2,760	23,981
Schroders PLC	313	16,141

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
United Kingdom (Continued)
Segro PLC REIT	1,470	$9,575
Severn Trent PLC	698	23,438
Sky PLC	2,538	40,924
Smith & Nephew PLC	2,129	37,746
Smiths Group PLC	943	17,281
Sports Direct International PLC*	663	6,850
SSE PLC	2,413	61,406
Standard Chartered PLC	6,022	96,274
Standard Life PLC	4,547	33,893
Subsea 7 SA	558	5,852
Tate & Lyle PLC	1,328	11,813
Taylor Wimpey PLC	6,300	17,669
Tesco PLC	19,975	64,906
Travis Perkins PLC	593	20,093
Tullow Oil PLC	2,128	12,850
Unilever PLC	3,077	135,772
United Utilities Group PLC	1,813	27,599
Vodafone Group PLC	69,946	272,983
Weir Group PLC (The)	523	16,179
Whitbread PLC	417	32,632
William Hill PLC	1,988	12,789
WM Morrison Supermarkets PLC	5,383	14,069
WPP PLC	3,467	81,604

		6,167,046

United States — 0.5%
Thomson Reuters Corp.	875	34,941
Valeant Pharmaceuticals International, Inc.*	875	208,576

		243,517

TOTAL COMMON STOCKS (Cost $44,733,709)		46,398,120

PREFERRED STOCKS — 1.3%
Brazil — 0.6%
Banco Bradesco SA	6,120	54,183
Banco do Estado do Rio Grande do Sul SA, Class B	875	2,741
Braskem SA, Class A	510	2,076
Centrais Eletricas Brasileiras SA, Class B	873	2,554
Cia Brasileira de Distribuicao	242	6,505
Cia Energetica de Minas Gerais	1,570	6,987
Cia Paranaense de Energia, Class B	68	699
Gerdau SA	3,070	8,354
Itau Unibanco Holding SA	7,359	79,288
Itausa — Investimentos Itau SA	9,268	25,655
Lojas Americanas SA	1,575	7,998
Oi SA*	725	1,609
Petroleo Brasileiro SA*	9,666	37,404
Suzano Papel e Celulose SA, Class A	875	4,580
Telefonica Brasil SA	700	9,853
Usinas Siderurgicas de Minas Gerais SA, Class A	1,455	2,329
Vale SA	5,239	27,557

		280,372

	Number of Shares	Value
Chile — 0.0%
Embotelladora Andina SA, Class B	1,463	$4,666
Sociedad Quimica y Minera de Chile SA, Class B	278	5,395

		10,061

Colombia — 0.1%
Bancolombia SA	1,464	14,981
Grupo Aval Acciones y Valores SA	9,295	4,701
Grupo de Inversiones Suramericana SA	279	3,655

		23,337

Germany — 0.4%
Bayerische Motoren Werke AG	138	11,660
FUCHS PETROLUB SE	175	7,677
Henkel AG & Co. KGaA	363	43,436
Porsche Automobil Holding SE	383	33,829
Volkswagen AG	425	103,158

		199,760

South Korea — 0.2%
Hyundai Motor Co.	104	10,979
Hyundai Motor Co. — 2nd Preferred	139	15,176
LG Chem Ltd.	34	5,445
Samsung Electronics Co. Ltd.	64	62,311

		93,911

TOTAL PREFERRED STOCKS (Cost $642,595)		607,441

RIGHTS — 0.0%
Germany — 0.0%
Deutsche Wohnen AG*, expires 6/30/15	628	21

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA*(b), expires 6/12/15	513	3,403

TOTAL RIGHTS (Cost $5,410)		3,424

WARRANTS — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $83)	83	356

SECURITIES LENDING COLLATERAL — 3.6%
Daily Assets Fund Institutional, 0.14% (f)(g) (Cost $1,690,035)	1,690,035	1,690,035

TOTAL INVESTMENTS — 103.5% (Cost $47,071,832)		$48,699,376
Other assets and liabilities, net — (3.5%)		(1,668,727)

NET ASSETS — 100.0%		$47,030,649

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

§ Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $1,301,916, which is 2.8% of net assets.

(c) Securities with the same description are the same corporate entity but trade on different stock exchange.

(d) Affiliated issuer. This security is owned in proportion with its representation in the index.

(e) Listed on London Stock Exchange.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR – American Depositary Receipt

CDI – Chess Depositary Interest

CPO – Ordinary Participation Certificates

FDR – Fiduciary Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non Voting Depositary Receipt

PJSC – Private Joint Stock Company.

REIT – Real Estate Investment Trust

RSP – Risparmio (Convertible Savings Shares)

SDR – Swedish Depositary Receipt

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/2/2015	CHF	4,000	USD	4,265	$9
JP Morgan & Chase Co	6/2/2015	CHF	2,000	USD	2,120	(8)
State Street Bank & Trust Co	6/2/2015	CHF	512,400	USD	545,239	46
The Bank of New York Mellon	6/2/2015	CHF	5,000	USD	5,355	35
The Bank of New York Mellon	6/2/2015	CHF	14,100	USD	15,294	292
The Bank of Nova Scotia	6/2/2015	CHF	57,496	USD	61,425	249
The Bank of Nova Scotia	6/2/2015	CHF	2,559,000	USD	2,733,858	11,083
The Bank of Nova Scotia	6/2/2015	CHF	92,900	USD	98,479	(367)
JP Morgan & Chase Co	6/2/2015	CZK	14,000	USD	572	11
JP Morgan & Chase Co	6/2/2015	CZK	668,000	USD	27,298	544
State Street Bank & Trust Co.	6/2/2015	CZK	126,000	USD	5,149	103
JP Morgan & Chase Co.	6/2/2015	DKK	18,000	USD	2,705	55
JP Morgan & Chase Co.	6/2/2015	DKK	68,000	USD	9,993	(18)
The Bank of New York Mellon	6/2/2015	DKK	25,000	USD	3,752	71
The Bank of Nova Scotia	6/2/2015	DKK	620,000	USD	93,183	1,909
The Bank of Nova Scotia	6/2/2015	DKK	23,400	USD	3,517	72
The Bank of Nova Scotia	6/2/2015	DKK	3,438,000	USD	516,713	10,585
The Bank of Nova Scotia	6/2/2015	DKK	78,000	USD	11,463	(20)
JP Morgan & Chase Co.	6/2/2015	EUR	46,000	USD	51,551	1,029
JP Morgan & Chase Co.	6/2/2015	EUR	184,000	USD	201,728	(358)
State Street Bank & Trust Co.	6/2/2015	EUR	1,564,500	USD	1,753,672	35,385
The Bank of Nova Scotia	6/2/2015	EUR	223,000	USD	249,965	5,045
The Bank of Nova Scotia	6/2/2015	EUR	7,614,926	USD	8,535,723	172,268
The Bank of Nova Scotia	6/2/2015	EUR	296,300	USD	324,849	(577)
JP Morgan & Chase Co.	6/2/2015	GBP	62,000	USD	95,257	496
JP Morgan & Chase Co.	6/2/2015	GBP	3,632,736	USD	5,581,299	29,034
State Street Bank & Trust Co.	6/2/2015	GBP	815,400	USD	1,252,813	6,558
The Bank of New York Mellon	6/2/2015	GBP	1,100	USD	1,723	42
The Bank of Nova Scotia	6/2/2015	GBP	101,000	USD	155,179	811
The Bank of Nova Scotia	6/2/2015	GBP	142,500	USD	217,448	(349)

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/2/2015	HKD	4,079,000	USD	526,244	$170
JP Morgan & Chase Co.	6/2/2015	HKD	18,062,796	USD	2,330,338	751
State Street Bank & Trust Co.	6/2/2015	HKD	7,734,000	USD	997,775	309
The Bank of New York Mellon	6/2/2015	HKD	252,000	USD	32,511	10
The Bank of New York Mellon	6/2/2015	HKD	20,000	USD	2,580	1
The Bank of Nova Scotia	6/2/2015	HKD	631,000	USD	81,405	24
The Bank of Nova Scotia	6/2/2015	HKD	728,000	USD	93,917	25
JP Morgan & Chase Co.	6/2/2015	HUF	1,433,000	USD	5,292	202
JP Morgan & Chase Co.	6/2/2015	HUF	8,789,000	USD	32,459	1,238
State Street Bank & Trust Co.	6/2/2015	HUF	1,652,000	USD	6,101	232
The Bank of New York Mellon	6/2/2015	HUF	895,000	USD	3,305	126
The Bank of New York Mellon	6/2/2015	HUF	956,000	USD	3,525	129
JP Morgan & Chase Co.	6/2/2015	ILS	754,698	USD	195,322	305
State Street Bank & Trust Co.	6/2/2015	ILS	180,000	USD	46,584	71
The Bank of Nova Scotia	6/2/2015	ILS	20,000	USD	5,176	8
The Bank of Nova Scotia	6/2/2015	ILS	15,000	USD	3,877	—
JP Morgan & Chase Co.	6/2/2015	NOK	41,000	USD	5,436	161
JP Morgan & Chase Co.	6/2/2015	NOK	1,434,000	USD	190,140	5,614
State Street Bank & Trust Co.	6/2/2015	NOK	306,000	USD	40,575	1,199
The Bank of Nova Scotia	6/2/2015	NOK	105,000	USD	13,466	(46)
JP Morgan & Chase Co.	6/2/2015	PLN	36,000	USD	9,966	347
JP Morgan & Chase Co.	6/2/2015	PLN	828,392	USD	229,317	7,984
State Street Bank & Trust Co.	6/2/2015	PLN	167,000	USD	46,229	1,609
The Bank of Nova Scotia	6/2/2015	PLN	75,000	USD	19,971	(68)
JP Morgan & Chase Co.	6/2/2015	SEK	6,600,000	USD	790,774	16,717
State Street Bank & Trust Co.	6/2/2015	SEK	1,354,000	USD	162,235	3,436
The Bank of New York Mellon	6/2/2015	SEK	3,000	USD	360	8
The Bank of Nova Scotia	6/2/2015	SEK	92,000	USD	11,023	233
The Bank of Nova Scotia	6/2/2015	SEK	303,000	USD	35,464	(73)
JP Morgan & Chase Co.	6/2/2015	TRY	30,000	USD	11,119	(149)
JP Morgan & Chase Co.	6/2/2015	TRY	434,846	USD	161,167	(2,159)
State Street Bank & Trust Co.	6/2/2015	TRY	110,000	USD	40,767	(548)
The Bank of New York Mellon	6/2/2015	TRY	34,700	USD	12,861	(173)
JP Morgan & Chase Co.	6/2/2015	USD	6,411	CHF	6,000	(27)
JP Morgan & Chase Co.	6/2/2015	USD	27,281	CZK	682,000	33
JP Morgan & Chase Co.	6/2/2015	USD	12,928	DKK	86,000	(267)
JP Morgan & Chase Co.	6/2/2015	USD	188,328	EUR	168,000	(3,814)
JP Morgan & Chase Co.	6/2/2015	USD	44,607	EUR	40,000	(676)
JP Morgan & Chase Co.	6/2/2015	USD	24,651	EUR	22,000	(489)
JP Morgan & Chase Co.	6/2/2015	USD	36,790	GBP	24,000	(108)
JP Morgan & Chase Co.	6/2/2015	USD	5,601,359	GBP	3,670,736	8,985
JP Morgan & Chase Co.	6/2/2015	USD	2,856,435	HKD	22,141,796	(774)
JP Morgan & Chase Co.	6/2/2015	USD	36,215	HUF	10,222,000	97
JP Morgan & Chase Co.	6/2/2015	USD	4,141	ILS	16,000	(7)
JP Morgan & Chase Co.	6/2/2015	USD	190,905	ILS	738,698	(22)
JP Morgan & Chase Co.	6/2/2015	USD	927	NOK	7,000	(26)
JP Morgan & Chase Co.	6/2/2015	USD	188,261	NOK	1,468,000	641
JP Morgan & Chase Co.	6/2/2015	USD	230,173	PLN	864,392	778
JP Morgan & Chase Co.	6/2/2015	USD	25,284	SEK	211,000	(537)
JP Morgan & Chase Co.	6/2/2015	USD	3,237	SEK	27,000	(70)
JP Morgan & Chase Co.	6/2/2015	USD	744,620	SEK	6,362,000	1,524
JP Morgan & Chase Co.	6/2/2015	USD	1,484	TRY	4,000	18
JP Morgan & Chase Co.	6/2/2015	USD	173,070	TRY	460,846	21
State Street Bank & Trust Co.	6/2/2015	USD	543,171	CHF	512,400	2,023
State Street Bank & Trust Co.	6/2/2015	USD	5,037	CZK	126,000	10
State Street Bank & Trust Co.	6/2/2015	USD	1,715,240	EUR	1,564,500	3,047
State Street Bank & Trust Co.	6/2/2015	USD	1,244,260	GBP	815,400	1,996

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	6/2/2015	USD	997,736	HKD	7,734,000	$(270)
State Street Bank & Trust Co.	6/2/2015	USD	5,853	HUF	1,652,000	16
State Street Bank & Trust Co.	6/2/2015	USD	46,518	ILS	180,000	(5)
State Street Bank & Trust Co.	6/2/2015	USD	39,242	NOK	306,000	134
State Street Bank & Trust Co.	6/2/2015	USD	44,469	PLN	167,000	150
State Street Bank & Trust Co.	6/2/2015	USD	158,475	SEK	1,354,000	324
State Street Bank & Trust Co.	6/2/2015	USD	41,312	TRY	110,000	4
The Bank of New York Mellon	6/2/2015	USD	106,194	CHF	99,000	(858)
The Bank of New York Mellon	6/2/2015	USD	4,346	CHF	4,000	(90)
The Bank of New York Mellon	6/2/2015	USD	9,675	CHF	9,000	(99)
The Bank of New York Mellon	6/2/2015	USD	15,411	DKK	103,000	(247)
The Bank of New York Mellon	6/2/2015	USD	254,130	EUR	228,000	(3,718)
The Bank of New York Mellon	6/2/2015	USD	25,735	EUR	23,000	(474)
The Bank of New York Mellon	6/2/2015	USD	11,131	EUR	9,800	(368)
The Bank of New York Mellon	6/2/2015	USD	1,121	EUR	1,000	(22)
The Bank of New York Mellon	6/2/2015	USD	2,231	EUR	2,000	(34)
The Bank of New York Mellon	6/2/2015	USD	36,236	EUR	32,500	(541)
The Bank of New York Mellon	6/2/2015	USD	202,531	GBP	134,000	2,275
The Bank of New York Mellon	6/2/2015	USD	7,629	GBP	5,000	13
The Bank of New York Mellon	6/2/2015	USD	1,544	GBP	1,000	(16)
The Bank of New York Mellon	6/2/2015	USD	5,582	GBP	3,600	(80)
The Bank of New York Mellon	6/2/2015	USD	129,001	HKD	1,000,000	(29)
The Bank of New York Mellon	6/2/2015	USD	3,883	ILS	15,000	(7)
The Bank of New York Mellon	6/2/2015	USD	12,792	NOK	97,000	(310)
The Bank of New York Mellon	6/2/2015	USD	1,074	NOK	8,000	(45)
The Bank of New York Mellon	6/2/2015	USD	15,781	PLN	57,000	(551)
The Bank of New York Mellon	6/2/2015	USD	5,019	PLN	18,000	(209)
The Bank of New York Mellon	6/2/2015	USD	31,135	SEK	260,000	(642)
The Bank of New York Mellon	6/2/2015	USD	3,151	SEK	26,000	(102)
The Bank of New York Mellon	6/2/2015	USD	2,400	SEK	20,000	(54)
The Bank of New York Mellon	6/2/2015	USD	4,074	TRY	11,000	57
The Bank of Nova Scotia	6/2/2015	USD	2,773,622	CHF	2,616,496	10,329
The Bank of Nova Scotia	6/2/2015	USD	599,791	DKK	4,081,400	1,055
The Bank of Nova Scotia	6/2/2015	USD	8,593,110	EUR	7,837,926	15,265
The Bank of Nova Scotia	6/2/2015	USD	154,121	GBP	101,000	247
The Bank of Nova Scotia	6/2/2015	USD	81,403	HKD	631,000	(22)
The Bank of Nova Scotia	6/2/2015	USD	6,558	HUF	1,851,000	17
The Bank of Nova Scotia	6/2/2015	USD	5,169	ILS	20,000	(1)
The Bank of Nova Scotia	6/2/2015	USD	10,768	SEK	92,000	22
The Bank of Nova Scotia	6/2/2015	USD	8,903	TRY	23,700	(1)
JP Morgan & Chase Co.	6/3/2015	AED	33,000	USD	8,985	—
JP Morgan & Chase Co.	6/3/2015	AED	17,000	USD	4,628	—
The Bank of New York Mellon	6/3/2015	AED	224,000	USD	60,987	2
JP Morgan & Chase Co.	6/3/2015	AUD	2,672,807	USD	2,104,822	61,655
The Bank of New York Mellon	6/3/2015	AUD	17,000	USD	13,444	448
The Bank of Nova Scotia	6/3/2015	AUD	44,000	USD	34,649	1,014
The Bank of Nova Scotia	6/3/2015	AUD	570,000	USD	448,858	13,134
The Bank of Nova Scotia	6/3/2015	AUD	52,000	USD	39,803	53
JP Morgan & Chase Co.	6/3/2015	BRL	188,000	USD	61,913	2,974
JP Morgan & Chase Co.	6/3/2015	BRL	511,530	USD	168,694	8,325
State Street Bank & Trust Co.	6/3/2015	BRL	431,000	USD	141,940	6,818
The Bank of New York Mellon	6/3/2015	BRL	1,547,254	USD	510,527	25,452
JP Morgan & Chase Co.	6/3/2015	CAD	142,000	USD	117,180	3,001
The Bank of New York Mellon	6/3/2015	CAD	26,000	USD	21,308	402
The Bank of Nova Scotia	6/3/2015	CAD	120,600	USD	99,529	2,558
The Bank of Nova Scotia	6/3/2015	CAD	3,115,288	USD	2,571,002	66,070
The Bank of Nova Scotia	6/3/2015	CAD	775,000	USD	639,596	16,437

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/3/2015	CAD	155,000	USD	124,174	$(458)
JP Morgan & Chase Co.	6/3/2015	CLP	3,615,000	USD	5,886	39
JP Morgan & Chase Co.	6/3/2015	CLP	92,988,000	USD	151,713	1,300
State Street Bank & Trust Co.	6/3/2015	CLP	20,636,000	USD	33,650	270
JP Morgan & Chase Co.	6/3/2015	COP	111,341,000	USD	46,371	2,393
JP Morgan & Chase Co.	6/3/2015	COP	12,723,000	USD	5,292	267
State Street Bank & Trust Co.	6/3/2015	COP	28,169,000	USD	11,718	591
JP Morgan & Chase Co.	6/3/2015	EGP	513,000	USD	67,500	314
JP Morgan & Chase Co.	6/3/2015	INR	25,692,953	USD	401,108	(943)
Bank of Montreal	6/3/2015	JPY	143,556,000	USD	1,199,819	43,133
JP Morgan & Chase Co.	6/3/2015	JPY	44,249,000	USD	369,826	13,295
JP Morgan & Chase Co.	6/3/2015	JPY	661,511,722	USD	5,528,686	198,628
The Bank of New York Mellon	6/3/2015	JPY	92,290,000	USD	771,333	27,716
The Bank of New York Mellon	6/3/2015	JPY	1,170,000	USD	9,766	339
JP Morgan & Chase Co.	6/3/2015	KRW	1,451,931,000	USD	1,359,359	49,371
JP Morgan & Chase Co.	6/3/2015	KRW	106,858,000	USD	99,053	2,641
State Street Bank & Trust Co.	6/3/2015	KRW	310,709,000	USD	291,090	10,756
JP Morgan & Chase Co.	6/3/2015	MXN	138,000	USD	8,965	5
JP Morgan & Chase Co.	6/3/2015	MXN	5,565,493	USD	361,547	207
State Street Bank & Trust Co.	6/3/2015	MXN	1,222,000	USD	79,384	45
The Bank of New York Mellon	6/3/2015	MXN	123,000	USD	7,992	6
The Bank of Nova Scotia	6/3/2015	MXN	38,000	USD	2,464	(3)
JP Morgan & Chase Co.	6/3/2015	PHP	5,772,000	USD	129,122	(317)
State Street Bank & Trust Co.	6/3/2015	PHP	1,219,000	USD	27,288	(49)
JP Morgan & Chase Co.	6/3/2015	QAR	10,000	USD	2,746	(2)
JP Morgan & Chase Co.	6/3/2015	QAR	32,000	USD	8,792	1
The Bank of New York Mellon	6/3/2015	QAR	226,000	USD	62,087	(3)
JP Morgan & Chase Co.	6/3/2015	RUB	242,000	USD	4,636	22
JP Morgan & Chase Co.	6/3/2015	RUB	6,732,000	USD	128,966	601
State Street Bank & Trust Co.	6/3/2015	RUB	2,381,000	USD	45,639	239
JP Morgan & Chase Co.	6/3/2015	TWD	23,333,257	USD	761,554	1,334
State Street Bank & Trust Co.	6/3/2015	TWD	5,726,000	USD	186,971	413
Bank of Montreal	6/3/2015	USD	1,156,823	JPY	143,556,000	(137)
JP Morgan & Chase Co.	6/3/2015	USD	13,613	AED	50,000	—
JP Morgan & Chase Co.	6/3/2015	USD	11,812	AUD	15,000	(346)
JP Morgan & Chase Co.	6/3/2015	USD	51,258	AUD	65,000	(1,571)
JP Morgan & Chase Co.	6/3/2015	USD	1,984,664	AUD	2,592,807	(2,651)
JP Morgan & Chase Co.	6/3/2015	USD	15,811	BRL	48,000	(763)
JP Morgan & Chase Co.	6/3/2015	USD	203,915	BRL	651,530	344
JP Morgan & Chase Co.	6/3/2015	USD	38,842	CAD	47,000	(1,050)
JP Morgan & Chase Co.	6/3/2015	USD	76,103	CAD	95,000	284
JP Morgan & Chase Co.	6/3/2015	USD	1,075	CLP	659,000	(9)
JP Morgan & Chase Co.	6/3/2015	USD	154,916	CLP	95,944,000	279
JP Morgan & Chase Co.	6/3/2015	USD	48,925	COP	124,064,000	79
JP Morgan & Chase Co.	6/3/2015	USD	3,816	EGP	29,000	(18)
JP Morgan & Chase Co.	6/3/2015	USD	64,276	EGP	484,000	(888)
JP Morgan & Chase Co.	6/3/2015	USD	22,700	INR	1,454,707	64
JP Morgan & Chase Co.	6/3/2015	USD	2,343	INR	150,000	4
JP Morgan & Chase Co.	6/3/2015	USD	6,386	INR	409,000	14
JP Morgan & Chase Co.	6/3/2015	USD	371,439	INR	23,679,246	(900)
JP Morgan & Chase Co.	6/3/2015	USD	44,902	JPY	5,369,000	(1,642)
JP Morgan & Chase Co.	6/3/2015	USD	5,643,996	JPY	700,391,722	(666)
JP Morgan & Chase Co.	6/3/2015	USD	4,788	KRW	5,158,000	(134)
JP Morgan & Chase Co.	6/3/2015	USD	1,395,895	KRW	1,553,631,000	5,850
JP Morgan & Chase Co.	6/3/2015	USD	5,709	MXN	88,000	4
JP Morgan & Chase Co.	6/3/2015	USD	364,069	MXN	5,615,493	518
JP Morgan & Chase Co.	6/3/2015	USD	672	PHP	30,000	1

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/3/2015	USD	2,889	PHP	129,000	$4
JP Morgan & Chase Co.	6/3/2015	USD	126,050	PHP	5,613,000	(177)
JP Morgan & Chase Co.	6/3/2015	USD	11,531	QAR	42,000	8
JP Morgan & Chase Co.	6/3/2015	USD	3,755	RUB	196,000	(17)
JP Morgan & Chase Co.	6/3/2015	USD	129,598	RUB	6,778,000	(357)
JP Morgan & Chase Co.	6/3/2015	USD	30,000	TWD	918,960	(59)
JP Morgan & Chase Co.	6/3/2015	USD	5,650	TWD	173,000	(13)
JP Morgan & Chase Co.	6/3/2015	USD	7,830	TWD	240,000	(11)
JP Morgan & Chase Co.	6/3/2015	USD	714,328	TWD	22,001,297	2,496
State Street Bank & Trust Co.	6/3/2015	USD	134,983	BRL	431,000	139
State Street Bank & Trust Co.	6/3/2015	USD	33,343	CLP	20,636,000	37
State Street Bank & Trust Co.	6/3/2015	USD	11,115	COP	28,169,000	11
State Street Bank & Trust Co.	6/3/2015	USD	279,214	KRW	310,709,000	1,120
State Street Bank & Trust Co.	6/3/2015	USD	79,225	MXN	1,222,000	113
State Street Bank & Trust Co.	6/3/2015	USD	27,375	PHP	1,219,000	(39)
State Street Bank & Trust Co.	6/3/2015	USD	45,352	RUB	2,381,000	48
State Street Bank & Trust Co.	6/3/2015	USD	185,909	TWD	5,726,000	650
The Bank of New York Mellon	6/3/2015	USD	60,985	AED	224,000	—
The Bank of New York Mellon	6/3/2015	USD	53,978	AUD	69,000	(1,233)
The Bank of New York Mellon	6/3/2015	USD	13,979	BRL	43,000	(498)
The Bank of New York Mellon	6/3/2015	USD	470,918	BRL	1,504,254	676
The Bank of New York Mellon	6/3/2015	USD	126,522	CAD	153,000	(3,498)
The Bank of New York Mellon	6/3/2015	USD	825	CAD	1,000	(21)
The Bank of New York Mellon	6/3/2015	USD	4,166	CAD	5,000	(146)
The Bank of New York Mellon	6/3/2015	USD	17,993	CAD	22,000	(303)
The Bank of New York Mellon	6/3/2015	USD	276,551	JPY	32,986,000	(10,770)
The Bank of New York Mellon	6/3/2015	USD	9,497	MXN	146,000	(18)
The Bank of New York Mellon	6/3/2015	USD	987	MXN	15,000	(13)
The Bank of New York Mellon	6/3/2015	USD	62,093	QAR	226,000	(2)
The Bank of Nova Scotia	6/3/2015	USD	469,986	AUD	614,000	(628)
The Bank of Nova Scotia	6/3/2015	USD	3,213,209	CAD	4,010,888	11,854
The Bank of Nova Scotia	6/3/2015	USD	487,320	JPY	60,474,000	(57)
JP Morgan & Chase Co.	6/4/2015	IDR	3,218,333,000	USD	245,637	2,443
State Street Bank & Trust Co.	6/4/2015	IDR	693,553,000	USD	53,065	656
JP Morgan & Chase Co.	6/4/2015	MYR	24,000	USD	6,705	161
JP Morgan & Chase Co.	6/4/2015	MYR	1,395,000	USD	389,567	9,174
State Street Bank & Trust Co.	6/4/2015	MYR	292,000	USD	81,576	1,952
JP Morgan & Chase Co.	6/4/2015	NZD	96,116	USD	72,956	4,791
State Street Bank & Trust Co.	6/4/2015	NZD	26,000	USD	19,735	1,296
The Bank of New York Mellon	6/4/2015	NZD	3,000	USD	2,206	78
The Bank of Nova Scotia	6/4/2015	NZD	12,000	USD	9,109	599
JP Morgan & Chase Co.	6/4/2015	SGD	17,000	USD	12,825	216
JP Morgan & Chase Co.	6/4/2015	SGD	498,707	USD	376,227	6,326
The Bank of Nova Scotia	6/4/2015	SGD	51,000	USD	38,475	647
The Bank of Nova Scotia	6/4/2015	SGD	113,000	USD	85,248	1,433
The Bank of Nova Scotia	6/4/2015	SGD	19,000	USD	14,086	(7)
JP Morgan & Chase Co.	6/4/2015	THB	128,000	USD	3,871	66
JP Morgan & Chase Co.	6/4/2015	THB	7,256,000	USD	219,013	3,348
State Street Bank & Trust Co.	6/4/2015	THB	1,635,000	USD	49,482	886
JP Morgan & Chase Co.	6/4/2015	USD	23,026	IDR	300,974,000	(283)
JP Morgan & Chase Co.	6/4/2015	USD	222,072	IDR	2,917,359,000	(1,622)
JP Morgan & Chase Co.	6/4/2015	USD	387,208	MYR	1,419,000	(270)
JP Morgan & Chase Co.	6/4/2015	USD	1,518	NZD	2,000	(100)
JP Morgan & Chase Co.	6/4/2015	USD	759	NZD	1,000	(50)
JP Morgan & Chase Co.	6/4/2015	USD	66,251	NZD	93,116	(214)
JP Morgan & Chase Co.	6/4/2015	USD	3,016	SGD	4,000	(49)
JP Morgan & Chase Co.	6/4/2015	USD	379,352	SGD	511,707	192

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/2015	USD	968	THB	32,000	$(17)
JP Morgan & Chase Co.	6/4/2015	USD	218,361	THB	7,352,000	157
State Street Bank & Trust Co.	6/4/2015	USD	52,486	IDR	693,553,000	(78)
State Street Bank & Trust Co.	6/4/2015	USD	79,720	MYR	292,000	(97)
State Street Bank & Trust Co.	6/4/2015	USD	18,499	NZD	26,000	(60)
State Street Bank & Trust Co.	6/4/2015	USD	48,574	THB	1,635,000	22
The Bank of New York Mellon	6/4/2015	USD	1,114	NZD	1,500	(51)
The Bank of New York Mellon	6/4/2015	USD	12,017	SGD	16,000	(150)
The Bank of New York Mellon	6/4/2015	USD	2,246	SGD	3,000	(21)
The Bank of Nova Scotia	6/4/2015	USD	1,067	NZD	1,500	(4)
The Bank of Nova Scotia	6/4/2015	USD	8,539	NZD	12,000	(28)
The Bank of Nova Scotia	6/4/2015	USD	121,581	SGD	164,000	61
JP Morgan & Chase Co.	6/5/2015	USD	6,200	ZAR	74,268	(90)
JP Morgan & Chase Co.	6/5/2015	USD	15,445	ZAR	185,000	(225)
JP Morgan & Chase Co.	6/5/2015	USD	133,459	ZAR	1,624,732	210
State Street Bank & Trust Co.	6/5/2015	USD	33,186	ZAR	404,000	52
JP Morgan & Chase Co.	6/5/2015	ZAR	283,000	USD	23,550	267
JP Morgan & Chase Co.	6/5/2015	ZAR	1,601,000	USD	133,230	1,514
State Street Bank & Trust Co.	6/5/2015	ZAR	404,000	USD	33,618	381
JP Morgan & Chase Co.	7/2/2015	AUD	2,592,807	USD	1,981,423	2,492
The Bank of Nova Scotia	7/2/2015	AUD	614,000	USD	469,231	602
State Street Bank & Trust Co.	7/2/2015	CHF	512,400	USD	543,735	(2,072)
The Bank of Nova Scotia	7/2/2015	CHF	2,616,496	USD	2,776,418	(10,667)
JP Morgan & Chase Co.	7/2/2015	CZK	682,000	USD	27,290	(34)
State Street Bank & Trust Co.	7/2/2015	CZK	126,000	USD	5,038	(10)
The Bank of Nova Scotia	7/2/2015	DKK	4,081,400	USD	600,281	(1,119)
State Street Bank & Trust Co.	7/2/2015	EUR	1,564,500	USD	1,715,894	(3,126)
The Bank of Nova Scotia	7/2/2015	EUR	7,837,926	USD	8,596,324	(15,722)
JP Morgan & Chase Co.	7/2/2015	GBP	3,670,736	USD	5,599,799	(9,259)
State Street Bank & Trust Co.	7/2/2015	GBP	815,400	USD	1,243,986	(1,983)
The Bank of Nova Scotia	7/2/2015	GBP	101,000	USD	154,085	(248)
JP Morgan & Chase Co.	7/2/2015	HKD	22,141,796	USD	2,856,158	701
State Street Bank & Trust Co.	7/2/2015	HKD	7,734,000	USD	997,672	277
The Bank of Nova Scotia	7/2/2015	HKD	631,000	USD	81,396	21
JP Morgan & Chase Co.	7/2/2015	HUF	10,222,000	USD	36,195	(95)
State Street Bank & Trust Co.	7/2/2015	HUF	1,652,000	USD	5,849	(16)
The Bank of Nova Scotia	7/2/2015	HUF	1,851,000	USD	6,554	(18)
JP Morgan & Chase Co.	7/2/2015	ILS	738,698	USD	190,905	14
State Street Bank & Trust Co.	7/2/2015	ILS	180,000	USD	46,516	2
The Bank of Nova Scotia	7/2/2015	ILS	20,000	USD	5,169	—
Bank of Montreal	7/2/2015	JPY	143,556,000	USD	1,157,276	113
JP Morgan & Chase Co.	7/2/2015	JPY	700,391,722	USD	5,645,975	324
The Bank of Nova Scotia	7/2/2015	JPY	60,474,000	USD	487,515	52
JP Morgan & Chase Co.	7/2/2015	MXN	5,615,493	USD	363,268	(531)
State Street Bank & Trust Co.	7/2/2015	MXN	1,222,000	USD	79,050	(117)
State Street Bank & Trust Co.	7/2/2015	MXN	96,000	USD	6,209	(10)
JP Morgan & Chase Co.	7/2/2015	NOK	1,468,000	USD	188,092	(640)
State Street Bank & Trust Co.	7/2/2015	NOK	306,000	USD	39,209	(131)
JP Morgan & Chase Co.	7/2/2015	NZD	93,116	USD	66,077	213
State Street Bank & Trust Co.	7/2/2015	NZD	26,000	USD	18,450	60
The Bank of Nova Scotia	7/2/2015	NZD	1,500	USD	1,064	3
The Bank of Nova Scotia	7/2/2015	NZD	12,000	USD	8,515	27
JP Morgan & Chase Co.	7/2/2015	PLN	864,392	USD	229,971	(765)
State Street Bank & Trust Co.	7/2/2015	PLN	167,000	USD	44,431	(148)
State Street Bank & Trust Co.	7/2/2015	PLN	6,000	USD	1,601	(1)
JP Morgan & Chase Co.	7/2/2015	SEK	6,362,000	USD	744,995	(1,607)
State Street Bank & Trust Co.	7/2/2015	SEK	1,354,000	USD	158,564	(333)

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	7/2/2015	SEK	92,000	USD	10,774	$(23)
JP Morgan & Chase Co.	7/2/2015	SGD	511,707	USD	379,099	(209)
The Bank of Nova Scotia	7/2/2015	SGD	164,000	USD	121,522	(44)
JP Morgan & Chase Co.	7/2/2015	TRY	460,846	USD	171,571	73
State Street Bank & Trust Co.	7/2/2015	TRY	2,000	USD	745	1
State Street Bank & Trust Co.	7/2/2015	TRY	110,000	USD	40,956	21
The Bank of Nova Scotia	7/2/2015	TRY	23,700	USD	8,825	5
JP Morgan & Chase Co.	7/2/2015	USD	2,122	CHF	2,000	8
JP Morgan & Chase Co.	7/2/2015	USD	10,001	DKK	68,000	19
JP Morgan & Chase Co.	7/2/2015	USD	201,790	EUR	184,000	383
State Street Bank & Trust Co.	7/2/2015	USD	1,555	MXN	24,000	—
State Street Bank & Trust Co.	7/2/2015	USD	5,856	PLN	22,000	17
State Street Bank & Trust Co.	7/2/2015	USD	6,954	ZAR	85,000	8
The Bank of Nova Scotia	7/2/2015	USD	39,739	AUD	52,000	(51)
The Bank of Nova Scotia	7/2/2015	USD	98,578	CHF	92,900	379
The Bank of Nova Scotia	7/2/2015	USD	11,472	DKK	78,000	21
The Bank of Nova Scotia	7/2/2015	USD	324,970	EUR	296,300	594
The Bank of Nova Scotia	7/2/2015	USD	217,397	GBP	142,500	349
The Bank of Nova Scotia	7/2/2015	USD	93,909	HKD	728,000	(24)
The Bank of Nova Scotia	7/2/2015	USD	3,876	ILS	15,000	—
The Bank of Nova Scotia	7/2/2015	USD	2,458	MXN	38,000	4
The Bank of Nova Scotia	7/2/2015	USD	13,454	NOK	105,000	45
The Bank of Nova Scotia	7/2/2015	USD	19,954	PLN	75,000	66
The Bank of Nova Scotia	7/2/2015	USD	35,483	SEK	303,000	75
The Bank of Nova Scotia	7/2/2015	USD	14,079	SGD	19,000	5
JP Morgan & Chase Co.	7/2/2015	ZAR	1,624,732	USD	132,851	(209)
State Street Bank & Trust Co.	7/2/2015	ZAR	523,779	USD	43,000	104
State Street Bank & Trust Co.	7/2/2015	ZAR	404,000	USD	33,035	(51)
State Street Bank & Trust Co.	7/2/2015	ZAR	16,000	USD	1,309	(1)
JP Morgan & Chase Co.	7/6/2015	AED	50,000	USD	13,613	(1)
The Bank of New York Mellon	7/6/2015	AED	224,000	USD	60,987	(1)
State Street Bank & Trust Co.	7/6/2015	AUD	14,000	USD	10,695	12
State Street Bank & Trust Co.	7/6/2015	AUD	6,000	USD	4,584	6
JP Morgan & Chase Co.	7/6/2015	BRL	651,530	USD	201,606	(249)
State Street Bank & Trust Co.	7/6/2015	BRL	431,000	USD	133,519	(12)
The Bank of New York Mellon	7/6/2015	BRL	1,504,254	USD	465,396	(646)
JP Morgan & Chase Co.	7/6/2015	CAD	95,000	USD	76,069	(276)
State Street Bank & Trust Co.	7/6/2015	CAD	6,000	USD	4,812	(10)
The Bank of Nova Scotia	7/6/2015	CAD	4,010,888	USD	3,211,640	(11,666)
State Street Bank & Trust Co.	7/6/2015	CHF	100,000	USD	106,082	(455)
State Street Bank & Trust Co.	7/6/2015	CHF	7,000	USD	7,442	(15)
JP Morgan & Chase Co.	7/6/2015	CLP	95,944,000	USD	154,258	(409)
State Street Bank & Trust Co.	7/6/2015	CLP	20,636,000	USD	33,230	(36)
JP Morgan & Chase Co.	7/6/2015	COP	124,064,000	USD	48,719	(124)
State Street Bank & Trust Co.	7/6/2015	COP	28,169,000	USD	11,073	(17)
State Street Bank & Trust Co.	7/6/2015	DKK	96,000	USD	14,118	(29)
State Street Bank & Trust Co.	7/6/2015	DKK	15,000	USD	2,209	(1)
State Street Bank & Trust Co.	7/6/2015	EUR	236,000	USD	258,818	(507)
State Street Bank & Trust Co.	7/6/2015	EUR	39,000	USD	42,839	(16)
State Street Bank & Trust Co.	7/6/2015	GBP	91,000	USD	138,804	(244)
State Street Bank & Trust Co.	7/6/2015	HKD	9,000	USD	1,161	—
JP Morgan & Chase Co.	7/6/2015	IDR	2,917,359,000	USD	219,317	162
State Street Bank & Trust Co.	7/6/2015	IDR	127,692,000	USD	9,598	6
State Street Bank & Trust Co.	7/6/2015	IDR	693,553,000	USD	52,131	31
State Street Bank & Trust Co.	7/6/2015	JPY	27,762,000	USD	223,794	2
State Street Bank & Trust Co.	7/6/2015	JPY	1,045,000	USD	8,424	—
JP Morgan & Chase Co.	7/6/2015	KRW	1,553,631,000	USD	1,394,329	(5,982)

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	7/6/2015	KRW	310,709,000	USD	278,913	$(1,134)
JP Morgan & Chase Co.	7/6/2015	MYR	1,419,000	USD	386,186	315
State Street Bank & Trust Co.	7/6/2015	MYR	292,000	USD	79,521	117
State Street Bank & Trust Co.	7/6/2015	NOK	26,000	USD	3,330	(12)
State Street Bank & Trust Co.	7/6/2015	NOK	10,000	USD	1,281	(5)
State Street Bank & Trust Co.	7/6/2015	NZD	5,000	USD	3,546	10
JP Morgan & Chase Co.	7/6/2015	PHP	5,613,000	USD	125,796	162
State Street Bank & Trust Co.	7/6/2015	PHP	1,219,000	USD	27,332	48
The Bank of New York Mellon	7/6/2015	QAR	226,000	USD	62,093	28
JP Morgan & Chase Co.	7/6/2015	RUB	6,778,000	USD	127,983	359
State Street Bank & Trust Co.	7/6/2015	RUB	1,759,890	USD	33,000	(137)
State Street Bank & Trust Co.	7/6/2015	RUB	2,381,000	USD	44,777	(56)
State Street Bank & Trust Co.	7/6/2015	RUB	131,000	USD	2,464	(3)
State Street Bank & Trust Co.	7/6/2015	RUB	414,000	USD	7,786	(9)
State Street Bank & Trust Co.	7/6/2015	SEK	192,000	USD	22,480	(54)
State Street Bank & Trust Co.	7/6/2015	SGD	1,000	USD	741	—
JP Morgan & Chase Co.	7/6/2015	TWD	22,001,297	USD	714,792	(2,112)
State Street Bank & Trust Co.	7/6/2015	TWD	5,726,000	USD	186,048	(532)
State Street Bank & Trust Co.	7/6/2015	TWD	1,341,000	USD	43,572	(124)
JP Morgan & Chase Co.	7/6/2015	USD	8,784	QAR	32,000	4
State Street Bank & Trust Co.	7/6/2015	USD	5,173	AED	19,000	—
State Street Bank & Trust Co.	7/6/2015	USD	3,420	BRL	11,000	(12)
State Street Bank & Trust Co.	7/6/2015	USD	5,266	BRL	17,000	—
State Street Bank & Trust Co.	7/6/2015	USD	35,234	CAD	44,000	126
State Street Bank & Trust Co.	7/6/2015	USD	4,228	COP	10,755,000	7
State Street Bank & Trust Co.	7/6/2015	USD	13,741	GBP	9,000	11
State Street Bank & Trust Co.	7/6/2015	USD	121,394	HKD	941,000	(41)
State Street Bank & Trust Co.	7/6/2015	USD	517	ILS	2,000	—
State Street Bank & Trust Co.	7/6/2015	USD	3,280	KRW	3,654,000	13
State Street Bank & Trust Co.	7/6/2015	USD	73,173	KRW	81,515,000	297
State Street Bank & Trust Co.	7/6/2015	USD	2,457	MYR	9,000	(10)
State Street Bank & Trust Co.	7/6/2015	USD	22,603	MYR	83,000	(33)
State Street Bank & Trust Co.	7/6/2015	USD	5,852	PHP	261,000	(10)
State Street Bank & Trust Co.	7/6/2015	USD	3,296	QAR	12,000	—
State Street Bank & Trust Co.	7/6/2015	USD	5,278	SEK	45,000	3
State Street Bank & Trust Co.	7/6/2015	USD	14,079	SGD	19,000	4
State Street Bank & Trust Co.	7/6/2015	USD	950,000	TWD	29,198,250	1,415
State Street Bank & Trust Co.	7/6/2015	USD	3,314	TWD	102,000	10
The Bank of Nova Scotia	7/6/2015	USD	124,113	CAD	155,000	451
JP Morgan & Chase Co.	7/7/2015	EGP	484,000	USD	63,351	485
JP Morgan & Chase Co.	7/7/2015	INR	23,679,246	USD	369,066	1,080
State Street Bank & Trust Co.	7/7/2015	INR	7,511,400	USD	117,000	270
State Street Bank & Trust Co.	7/7/2015	INR	848,000	USD	13,213	35
JP Morgan & Chase Co.	7/7/2015	THB	7,352,000	USD	217,814	(456)
State Street Bank & Trust Co.	7/7/2015	THB	1,635,000	USD	48,459	(82)
State Street Bank & Trust Co.	7/7/2015	THB	35,000	USD	1,037	(2)
State Street Bank & Trust Co.	7/7/2015	USD	13,601	THB	458,000	(3)

Total net unrealized appreciation						$872,925

Currency Abbreviations

AED – Arab Emirates Dirham

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

COP – Colombian Peso

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2015

CZK – Czech Koruna

DKK – Danish Krone

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli New Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

QAR – Qatari Rial

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 99.2%
Australia — 21.0%
AGL Energy Ltd.	2,398	$29,756
ALS Ltd.	127	594
Alumina Ltd.	7,512	10,166
Amcor Ltd.	3,192	35,386
AMP Ltd.	7,089	36,096
APA Group (a)	3,205	22,838
Aristocrat Leisure Ltd.	800	4,771
Asciano Ltd.	1,667	8,616
ASX Ltd.	490	15,596
Aurizon Holdings Ltd.	4,861	19,846
AusNet Services (a)	9,110	10,622
Australia & New Zealand Banking Group Ltd.	6,923	175,674
Bank of Queensland Ltd.	520	5,268
Bendigo and Adelaide Bank Ltd.	923	8,673
BHP Billiton Ltd.	8,287	187,477
Boral Ltd.	1,699	8,132
Brambles Ltd.	4,360	38,135
Caltex Australia Ltd.	393	10,126
CIMIC Group Ltd.	329	6,097
Coca-Cola Amatil Ltd.	1,954	15,074
Cochlear Ltd.	183	12,389
Commonwealth Bank of Australia	4,207	273,688
Computershare Ltd.	880	8,666
Crown Resorts Ltd.	719	7,196
CSL Ltd.	1,337	95,576
Dexus Property Group REIT	2,174	13,314
Federation Centres REIT	3,213	7,468
Fortescue Metals Group Ltd. (b)	4,088	7,564
Goodman Group REIT	3,665	18,353
GPT Group REIT	4,597	16,237
Harvey Norman Holdings Ltd.	1,997	7,176
Healthscope Ltd.	4,549	9,703
Iluka Resources Ltd.	1,056	7,266
Incitec Pivot Ltd.	3,740	11,409
Insurance Australia Group Ltd.	5,600	24,233
Lend Lease Group (a)	1,290	16,431
Macquarie Group Ltd.	763	47,689
Medibank Pvt Ltd.*	8,392	13,730
Mirvac Group REIT	7,005	10,765
National Australia Bank Ltd.	5,938	155,809
Newcrest Mining Ltd.*	2,342	25,301
Novion Property Group REIT	7,049	13,150
Orica Ltd. (b)	949	15,883
Origin Energy Ltd.	2,555	26,000
Qantas Airways Ltd.*	3,101	8,345
QBE Insurance Group Ltd.	3,808	42,652
Ramsay Health Care Ltd.	542	26,322
REA Group Ltd.	88	2,629
Rio Tinto Ltd.	971	43,206
Santos Ltd.	1,650	10,407
Scentre Group REIT	13,970	42,189
Seek Ltd.	881	11,397
Sonic Healthcare Ltd.	1,494	22,936
South32 Ltd.*(b)	8,287	13,876
Stockland REIT	5,846	19,398

	Number of Shares	Value
Australia (Continued)
Suncorp Group Ltd.	3,560	$36,826
Sydney Airport (a)	2,378	10,345
Tabcorp Holdings Ltd.	1,258	4,838
Tatts Group Ltd.	3,189	10,143
Telstra Corp. Ltd.	11,021	52,410
TPG Telecom Ltd.	782	5,405
Transurban Group (a)	4,640	36,078
Treasury Wine Estates Ltd.	2,903	11,941
Wesfarmers Ltd.	2,688	89,726
Westfield Corp. REIT	5,581	41,304
Westpac Banking Corp.	7,825	200,776
Woodside Petroleum Ltd.	1,456	40,776
Woolworths Ltd.	2,858	61,182
WorleyParsons Ltd.	211	1,757

		2,340,803

China — 19.8%
AAC Technologies Holdings, Inc.	1,902	10,634
Agricultural Bank of China Ltd., Class H	69,195	37,571
Aluminum Corp. of China Ltd., Class H*	13,369	8,052
Anhui Conch Cement Co. Ltd., Class H*	3,680	15,425
Anta Sports Products Ltd.	5,991	13,893
AviChina Industry & Technology Co. Ltd., Class H	8,786	11,161
Bank of China Ltd., Class H	151,799	100,825
BBMG Corp., Class H*	4,845	5,424
Beijing Capital International Airport Co. Ltd., Class H	16,750	20,047
Belle International Holdings Ltd.	21,848	27,896
Byd Co. Ltd., Class H	1,367	9,609
CGN Power Co. Ltd., Class H, 144A*	11,705	7,307
China Cinda Asset Management Co. Ltd., Class H*	17,211	10,899
China Communications Construction Co. Ltd., Class H	11,984	20,711
China Communications Services Corp. Ltd., Class H	3,196	1,752
China Construction Bank Corp., Class H	172,125	172,932
China COSCO Holdings Co. Ltd., Class H*	5,370	4,031
China Everbright Bank Co. Ltd., Class H	21,825	13,849
China Galaxy Securities Co. Ltd., Class H	6,990	11,846
China Gas Holdings Ltd.	12,784	22,027
China Huishan Dairy Holdings Co. Ltd.	42,950	8,918
China International Marine Containers Group Co. Ltd., Class H	1,997	5,718
China Life Insurance Co. Ltd., Class H	15,522	74,571
China Longyuan Power Group Corp., Class H*	11,984	14,822
China Medical System Holdings Ltd.	1,362	2,273
China Mengniu Dairy Co. Ltd.	3,993	22,788
China Merchants Bank Co. Ltd., Class H	6,990	21,276
China Minsheng Banking Corp. Ltd., Class H	20,126	27,722
China National Building Material Co. Ltd., Class H	1,462	1,559
China Oilfield Services Ltd., Class H	7,422	13,784
China Pacific Insurance Group Co. Ltd., Class H	8,228	42,394

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
China (Continued)
China Petroleum & Chemical Corp., Class H	67,907	$59,818
China Railway Construction Corp. Ltd., Class H	5,791	10,680
China Railway Group Ltd., Class H	1,997	2,581
China Resources Cement Holdings Ltd.	3,947	2,428
China Resources Power Holdings Co. Ltd.	7,194	19,995
China Shenhua Energy Co. Ltd., Class H	7,980	19,616
China Shipping Container Lines Co. Ltd., Class H*	591	271
China Southern Airlines Co. Ltd., Class H	1,200	1,230
China State Construction International Holdings Ltd.	7,989	14,074
China Telecom Corp. Ltd., Class H	19,974	13,576
China Vanke Co. Ltd., Class H*	4,127	10,885
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,309	1,876
CITIC Securities Co. Ltd., Class H	2,237	9,506
CNOOC Ltd.	29,960	46,832
Country Garden Holdings Co. Ltd.	33,494	15,422
CRRC Corp. Ltd., Class H	5,181	10,024
CSPC Pharmaceutical Group Ltd.	4,842	4,983
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	800	6,562
Datang International Power Generation Co. Ltd., Class H	5,217	3,055
Dongfeng Motor Group Co. Ltd., Class H	7,989	13,065
ENN Energy Holdings Ltd.	3,993	26,831
Evergrande Real Estate Group Ltd. (b)	47,201	30,742
Fosun International Ltd.*(b)	17,828	45,940
GF Securities Co. Ltd., Class H*	2,400	8,141
GOME Electrical Appliances Holding Ltd.	12,249	3,207
Great Wall Motor Co. Ltd., Class H	4,072	26,285
Guangdong Investment Ltd.	15,979	22,381
Guangzhou Automobile Group Co. Ltd., Class H	7,989	8,171
Guangzhou R&F Properties Co. Ltd., Class H	14,919	17,471
Haitian International Holdings Ltd.	1,598	3,928
Haitong Securities Co. Ltd., Class H*	3,993	12,669
Hengan International Group Co. Ltd.	3,094	35,554
Huadian Power International Corp. Ltd., Class H	6,397	7,392
Huaneng Power International, Inc., Class H	10,390	13,909
Industrial & Commercial Bank of China Ltd., Class H	172,187	149,899
Jiangsu Expressway Co. Ltd., Class H	8,565	11,930
Kingsoft Corp. Ltd.	1,747	7,007
Lee & Man Paper Manufacturing Ltd.	5,536	3,706
Lenovo Group Ltd.	18,265	28,975
Longfor Properties Co. Ltd.*	11,265	18,568
New China Life Insurance Co. Ltd., Class H*	1,807	11,536
Nine Dragons Paper Holdings Ltd.	2,754	2,525
People’s Insurance Co. (Group) of China Ltd., Class H	35,953	25,503
PetroChina Co. Ltd., Class H	46,507	55,122

	Number of Shares	Value
China (Continued)
PICC Property & Casualty Co. Ltd., Class H	7,989	$18,320
Ping An Insurance Group Co. of China Ltd., Class H	2,649	38,982
Semiconductor Manufacturing International Corp.*	37,712	4,329
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,377	7,379
Shanghai Electric Group Co. Ltd., Class H	15,256	16,075
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	504	2,171
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	2,595	8,601
Shenzhou International Group Holdings Ltd.	4,104	20,272
Shimao Property Holdings Ltd.	2,817	6,046
Sihuan Pharmaceutical Holdings Group Ltd.	5,410	3,461
Sino Biopharmaceutical Ltd.	14,733	17,462
Sino-Ocean Land Holdings Ltd.	4,313	3,082
Sinopec Engineering Group Co. Ltd., Class H	12,667	12,432
Sinopec Shanghai Petrochemical Co. Ltd., Class H	34,256	16,789
Sinopharm Group Co. Ltd., Class H	2,795	13,338
Sinotrans Ltd., Class H	4,671	3,645
Soho China Ltd.	55,236	37,685
Sun Art Retail Group Ltd.	11,185	9,838
Tencent Holdings Ltd.	11,027	221,432
Tingyi Cayman Islands Holding Corp.*	3,993	8,477
Tsingtao Brewery Co. Ltd., Class H	3,297	21,133
Uni-President China Holdings Ltd.	5,183	5,127
Want Want China Holdings Ltd.	27,964	31,557
Weichai Power Co. Ltd., Class H (b)	1,997	7,456
Yanzhou Coal Mining Co. Ltd., Class H	631	559
Zhejiang Expressway Co. Ltd., Class H	11,947	18,613
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,684	22,050
Zijin Mining Group Co. Ltd., Class H	36,749	16,399
ZTE Corp., Class H	1,884	6,548

		2,204,845

Hong Kong — 14.7%
AIA Group Ltd.	31,104	204,789
Alibaba Health Information Technology Ltd.*	6,862	9,487
Alibaba Pictures Group Ltd.*	5,593	2,402
ASM Pacific Technology Ltd.	857	8,903
Bank of East Asia Ltd. (The)	1,622	7,322
Beijing Enterprises Holdings Ltd.	3,914	34,250
Beijing Enterprises Water Group Ltd.*	16,341	13,804
BOC Hong Kong (Holdings) Ltd.	7,981	32,835
Brilliance China Automotive Holdings Ltd.	7,989	12,467
Cathay Pacific Airways Ltd.	1,410	3,612
Cheung Kong Infrastructure Holdings Ltd.	506	4,177
Cheung Kong Property Holdings Ltd.*	3,434	20,860
China Everbright International Ltd.	13,529	25,649
China Everbright Ltd.	2,266	9,016

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Hong Kong (Continued)
China Merchants Holdings International Co. Ltd.	7,989	$35,238
China Mobile Ltd.	17,978	236,734
China Overseas Land & Investment Ltd.	9,984	36,183
China Resources Gas Group Ltd.	4,885	15,058
China Resources Land Ltd.	3,993	12,926
China South City Holdings Ltd.	14,404	5,462
China Taiping Insurance Holdings Co. Ltd.*	2,975	12,125
China Unicom (Hong Kong) Ltd.	5,836	9,845
CK Hutchison Holdings Ltd.	3,434	53,589
CLP Holdings Ltd.	4,138	36,184
Far East Horizon Ltd.	5,991	5,826
First Pacific Co. Ltd.	3,993	3,780
Franshion Properties China Ltd.	26,731	10,412
Galaxy Entertainment Group Ltd.	6,024	28,824
Geely Automobile Holdings Ltd.	15,976	8,283
Goldin Properties Holdings Ltd.*	4,200	13,434
Haier Electronics Group Co. Ltd.	2,853	8,647
Hanergy Thin Film Power Group Ltd.*	36,273	18,292
Hang Lung Properties Ltd.	5,991	18,930
Hang Seng Bank Ltd.	1,407	28,236
Henderson Land Development Co. Ltd.	3,415	27,550
HKT Trust and HKT Ltd. (a)	5,653	7,138
Hong Kong and China Gas Co. Ltd.	13,511	32,585
Hong Kong Exchanges & Clearing Ltd.	2,834	109,067
Hutchison Whampoa Ltd.	4,991	74,025
Hysan Development Co. Ltd.	1,997	9,117
Kerry Properties Ltd.	1,837	7,664
Kunlun Energy Co. Ltd.	15,979	17,352
Li & Fung Ltd.	14,143	12,258
Link REIT (The)	5,412	31,409
MGM China Holdings Ltd.	2,875	5,228
MTR Corp. Ltd.	1,930	9,247
New World China Land Ltd.	20,461	13,537
New World Development Co. Ltd.	14,555	19,410
Noble Group Ltd.	14,052	8,287
NWS Holdings Ltd.	2,421	3,909
PCCW Ltd.	6,045	3,781
Power Assets Holdings Ltd.	3,372	32,312
Shangri-La Asia Ltd.	3,902	5,969
Sino Land Co. Ltd.	7,989	13,683
SJM Holdings Ltd.	12,623	16,166
Sun Hung Kai Properties Ltd.	4,357	73,838
Swire Pacific Ltd., Class A	1,198	16,115
Swire Properties Ltd.	2,477	8,434
Techtronic Industries Co. Ltd.	3,285	11,333
WH Group Ltd., 144A*	12,655	9,695
Wharf Holdings Ltd. (The)	4,557	31,443
Wheelock & Co. Ltd.	2,798	15,084
Yue Yuen Industrial (Holdings) Ltd.	1,829	6,286
Yuexiu Property Co. Ltd.	75,685	17,570

		1,637,073

India — 4.8%
Dr. Reddy’s Laboratories Ltd., ADR	839	46,506
ICICI Bank Ltd., ADR	9,669	102,105

	Number of Shares	Value
India (Continued)
Infosys Ltd., ADR	1,758	$56,028
Larsen & Toubro Ltd., GDR	2,829	74,544
Reliance Industries Ltd., GDR, 144A	4,056	112,757
Tata Motors Ltd., ADR	2,238	85,715
Wipro Ltd., ADR	4,952	59,771

		537,426

Indonesia — 2.6%
PT Adaro Energy Tbk	64,918	4,222
PT Astra Agro Lestari Tbk	2,996	5,619
PT Astra International Tbk	32,442	17,909
PT Bank Central Asia Tbk	35,324	37,731
PT Bank Danamon Indonesia Tbk	14,701	4,914
PT Bank Mandiri Persero Tbk	19,375	15,787
PT Bank Negara Indonesia Persero Tbk	19,392	10,082
PT Bank Rakyat Indonesia Persero Tbk	30,321	26,999
PT Bumi Serpong Damai Tbk	18,946	2,729
PT Global Mediacom Tbk	27,964	2,728
PT Gudang Garam Tbk	1,198	4,267
PT Indo Tambangraya Megah Tbk	2,318	2,366
PT Indocement Tunggal Prakarsa Tbk	7,284	12,338
PT Indofood CBP Sukses Makmur Tbk	5,536	5,903
PT Indofood Sukses Makmur Tbk	6,831	3,771
PT Jasa Marga Persero Tbk	14,980	7,335
PT Kalbe Farma Tbk	12,142	1,690
PT Lippo Karawaci Tbk	103,430	10,168
PT Matahari Department Store Tbk	7,401	9,766
PT Media Nusantara Citra Tbk	4,490	699
PT Perusahaan Gas Negara Persero Tbk	44,508	14,456
PT Semen Indonesia Persero Tbk	13,982	14,221
PT Summarecon Agung Tbk	14,100	2,106
PT Tambang Batubara Bukit Asam Persero Tbk	6,791	5,046
PT Telekomunikasi Indonesia Persero Tbk	135,110	29,067
PT Tower Bersama Infrastructure Tbk	11,584	8,256
PT Unilever Indonesia Tbk	7,752	25,383
PT United Tractors Tbk	2,377	3,649
PT XL Axiata Tbk*	19,101	6,197

		295,404

Ireland — 0.1%
James Hardie Industries PLC CDI §	1,032	13,934

Macau — 0.3%
Sands China Ltd.	6,599	25,490
Wynn Macau Ltd.	3,993	7,529

		33,019

Malaysia — 3.9%
Alliance Financial Group Bhd	9,476	11,657
AMMB Holdings Bhd	6,300	10,827
Berjaya Sports Toto Bhd	14,347	12,914
British American Tobacco Malaysia Bhd	850	14,375
Bumi Armada Bhd	3,387	1,173
CIMB Group Holdings Bhd	1,850	2,861
Dialog Group Bhd	900	403
DiGi.Com Bhd	13,702	20,968
Felda Global Ventures Holdings Bhd	10,727	5,764

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Malaysia (Continued)
Gamuda Bhd	800	$1,089
Genting Malaysia Bhd	19,753	22,900
Hong Leong Bank Bhd	6,851	25,528
Hong Leong Financial Group Bhd	5,625	23,721
IHH Healthcare Bhd	9,476	15,070
IOI Properties Group Bhd	6,100	3,261
Kuala Lumpur Kepong Bhd	1,600	9,034
Lafarge Malaysia Bhd	2,400	6,219
Malayan Banking Bhd	15,527	38,246
Malaysia Airports Holdings Bhd	4,925	8,531
Maxis Bhd	12,001	22,555
MISC Bhd	3,325	7,528
Petronas Dagangan Bhd	2,800	15,199
Petronas Gas Bhd	3,875	23,148
Public Bank Bhd	8,926	45,044
Sime Darby Bhd	17,928	40,688
Telekom Malaysia Bhd	7,151	14,201
Tenaga Nasional Bhd	900	3,280
UMW Holdings Bhd	5,776	16,890
Westports Holdings Bhd	2,900	3,346
YTL Power International Bhd	16,031	6,909

		433,329

New Zealand — 0.9%
Auckland International Airport Ltd.	7,172	24,678
Contact Energy Ltd.	5,900	25,742
Fletcher Building Ltd.	2,269	14,102
Meridian Energy Ltd.	2,430	3,982
Mighty River Power Ltd.	4,303	8,731
Ryman Healthcare Ltd.	3,072	17,414
Spark New Zealand Ltd.	5,087	9,979

		104,628

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	17,137	21,525
Aboitiz Power Corp.	5,950	5,738
Ayala Corp.	515	9,125
Ayala Land, Inc.	10,526	9,455
Bank of the Philippine Islands	5,738	12,612
BDO Unibank, Inc.	2,690	6,516
DMCI Holdings Inc.	10,900	3,252
Energy Development Corp.	23,300	4,134
Globe Telecom, Inc.	400	22,878
GT Capital Holdings, Inc.	200	6,262
International Container Terminal Services, Inc.	4,653	11,167
Jollibee Foods Corp.	3,038	13,696
Metropolitan Bank & Trust Co	630	1,265
Philippine Long Distance Telephone Co.	200	12,471
SM Investments Corp.	105	2,072
SM Prime Holdings, Inc.	48,457	20,911
Universal Robina Corp.	4,250	18,188

		181,267

Singapore — 4.4%
Ascendas Real Estate Investment Trust REIT	6,050	10,771
CapitaLand Commercial Trust REIT	5,950	7,128

	Number of Shares	Value
Singapore (Continued)
CapitaLand Ltd.	10,051	$26,020
CapitaLand Mall Trust REIT	8,001	12,879
City Developments Ltd.	2,150	16,778
ComfortDelGro Corp. Ltd.	3,400	7,718
DBS Group Holdings Ltd.	4,000	60,233
Genting Singapore PLC	18,403	12,559
Global Logistic Properties Ltd.	10,401	21,294
Golden Agri-Resources Ltd.	38,503	11,996
Hutchison Port Holdings Trust	14,052	9,274
Jardine Cycle & Carriage Ltd.	100	2,920
Keppel Corp. Ltd.	4,000	25,962
Oversea-Chinese Banking Corp. Ltd.	6,050	45,775
Sembcorp Industries Ltd.	2,150	6,634
Sembcorp Marine Ltd.	2,150	4,800
Singapore Airlines Ltd.	200	1,684
Singapore Exchange Ltd.	1,850	11,568
Singapore Press Holdings Ltd. (b)	1,850	5,709
Singapore Technologies Engineering Ltd.	6,050	15,259
Singapore Telecommunications Ltd.	19,203	58,830
StarHub Ltd.	1,600	4,771
Suntec Real Estate Investment Trust REIT	1,600	2,136
United Overseas Bank Ltd.	3,800	65,227
UOL Group Ltd.	1,850	10,087
Wilmar International Ltd.	8,650	21,559
Yangzijiang Shipbuilding Holdings Ltd.	6,402	6,862

		486,433

South Korea — 13.6%
Amorepacific Corp.	90	32,809
AMOREPACIFIC Group	127	20,054
BNK Financial Group, Inc.	688	9,746
Celltrion, Inc.*	250	15,565
Cheil Industries, Inc.*	53	9,182
Cheil Worldwide, Inc.*	358	6,654
CJ CheilJedang Corp.	10	3,699
CJ Corp.	40	8,662
CJ Korea Express Co. Ltd.*	5	848
Coway Co. Ltd.	141	11,641
Daelim Industrial Co. Ltd.	1	71
Daewoo Securities Co. Ltd.	831	10,723
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	32	462
Daum Kakao Corp.	64	6,774
DGB Financial Group, Inc.	671	7,962
Dongbu Insurance Co. Ltd.	248	11,502
E-Mart Co. Ltd.	80	17,794
GS Engineering & Construction Corp.*	183	4,467
Halla Visteon Climate Control Corp.	72	2,397
Hana Financial Group, Inc.	1,198	32,105
Hankook Tire Co. Ltd.	138	5,460
Hanssem Co. Ltd.	18	3,654
Hanwha Chemical Corp.	512	8,801
Hanwha Corp.	352	13,721
Hanwha Life Insurance Co. Ltd.	520	3,871
Hite Jinro Co. Ltd.	48	927
Hotel Shilla Co. Ltd.	63	6,793
Hyosung Corp.	68	7,056

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
South Korea (Continued)
Hyundai Department Store Co. Ltd.	25	$3,451
Hyundai Development Co.-Engineering & Construction	79	4,313
Hyundai Engineering & Construction Co. Ltd.	17	679
Hyundai Glovis Co. Ltd.	47	10,623
Hyundai Heavy Industries Co. Ltd.*	48	5,630
Hyundai Marine & Fire Insurance Co. Ltd.	349	8,754
Hyundai Merchant Marine Co. Ltd.*	128	1,022
Hyundai Mipo Dockyard Co. Ltd.*	2	142
Hyundai Mobis Co. Ltd.	145	29,242
Hyundai Motor Co.	282	40,204
Hyundai Steel Co.	528	35,542
Hyundai Wia Corp.	34	4,387
Industrial Bank of Korea	2,046	26,861
Kangwon Land, Inc.	248	9,018
KB Financial Group, Inc.	1,678	60,942
KCC Corp.	4	1,978
KEPCO Plant Service & Engineering Co. Ltd.	66	6,402
Kia Motors Corp.	632	27,173
Korea Aerospace Industries Ltd.	191	10,978
Korea Electric Power Corp.	793	33,058
Korea Investment Holdings Co. Ltd.	88	5,272
Korea Zinc Co. Ltd.	39	17,666
KT Corp.*	160	4,179
KT&G Corp.	301	26,182
Kumho Petrochemical Co. Ltd.	56	3,977
LG Chem Ltd.	212	47,727
LG Corp.	114	6,409
LG Display Co. Ltd.	280	7,390
LG Electronics, Inc.	41	2,046
LG Household & Health Care Ltd.	26	18,956
LG Uplus Corp.	1,494	12,564
Lotte Chemical Corp.	104	22,147
LS Industrial Systems Co. Ltd.	18	861
Mirae Asset Securities Co. Ltd.	135	6,968
NAVER Corp.	69	37,916
NCSoft Corp.	62	11,021
NH Investment & Securities Co. Ltd.	1,007	11,585
OCI Co. Ltd.	33	2,817
Orion Corp.	14	15,791
Paradise Co. Ltd.	193	5,346
POSCO	385	84,764
S-1 Corp.	65	4,850
Samsung C&T Corp.	170	9,664
Samsung Card Co. Ltd.	131	4,941
Samsung Electro-Mechanics Co. Ltd.	47	2,341
Samsung Electronics Co. Ltd.	249	293,655
Samsung Fire & Marine Insurance Co. Ltd.	98	26,882
Samsung Heavy Industries Co. Ltd.	31	501
Samsung Life Insurance Co. Ltd.	300	30,318
Samsung SDI Co. Ltd.	65	7,185
Samsung SDS Co. Ltd.	55	16,625
Samsung Securities Co. Ltd.	240	12,647
Shinhan Financial Group Co. Ltd.	1,790	67,675
Shinsegae Co. Ltd.	7	1,535
SK C&C Co. Ltd.	34	7,654
SK Holdings Co. Ltd.	31	5,007
SK Hynix, Inc.	1,140	52,564

	Number of Shares	Value
South Korea (Continued)
SK Innovation Co. Ltd.*	55	$5,583
SK Telecom Co. Ltd.	47	10,454
S-Oil Corp.	2	119
Woori Bank	2,586	24,501
Yuhan Corp.	14	3,373

		1,523,457

Taiwan — 9.7%
Advanced Semiconductor Engineering, Inc., ADR	12,673	89,471
AU Optronics Corp., ADR	5,992	32,417
Chunghwa Telecom Co. Ltd., ADR	2,535	80,283
Hon Hai Precision Industry Co. Ltd., GDR	58,473	378,905
Siliconware Precision Industries Co., Ltd. ADR (b)	7,272	59,412
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,164	368,182
United Microelectronics Corp., ADR	32,835	73,879

		1,082,549

Thailand — 1.8%
Bangkok Bank PCL, NVDR	4,625	25,022
Indorama Ventures PCL, NVDR	13,326	10,101
IRPC PCL, NVDR	59,723	7,350
Kasikornbank PCL, NVDR	4,800	27,824
Krung Thai Bank PCL, NVDR	73,504	39,549
PTT Exploration & Production PCL, NVDR	6,300	20,226
PTT PCL, NVDR	3,325	34,298
Siam Commercial Bank PCL, NVDR	5,000	23,558
Thai Oil PCL, NVDR	9,651	15,349

		203,277

TOTAL COMMON STOCKS (Cost $10,499,988)		11,077,444

PREFERRED STOCKS — 0.5%
South Korea — 0.5%
Hyundai Motor Co.	6	634
Hyundai Motor Co. — 2nd Preferred	33	3,603
LG Chem Ltd.	47	7,528
Samsung Electronics Co. Ltd.	40	38,944

		50,709

TOTAL PREFERRED STOCKS (Cost $50,711)		50,709

WARRANTS — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $208)	208	893

SECURITIES LENDING COLLATERAL — 1.8%
Daily Assets Fund Institutional, 0.14% (c)(d) (Cost $202,193)	202,193	202,193

TOTAL INVESTMENTS — 101.5% (Cost $10,753,100)		$11,331,239
Other assets and liabilites, net — (1.5%)		(169,827)

NET ASSETS — 100.0%		$11,161,412

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

* Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

§ Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $170,710, which is 1.6% of net assets.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR – American Depositary Receipt.

CDI – Chess Depositary Interest.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	HKD	8,301,000	USD	1,070,925	$333
Bank of Montreal	6/2/2015	HKD	3,567,000	USD	460,184	143
Bank of Montreal	6/2/2015	HKD	505,000	USD	65,148	18
JP Morgan & Chase Co.	6/2/2015	HKD	15,469,703	USD	1,995,795	643
JP Morgan & Chase Co.	6/2/2015	HKD	3,806,000	USD	491,024	158
The Bank of New York Mellon	6/2/2015	HKD	381,000	USD	49,153	15
Bank of Montreal	6/2/2015	USD	1,531,049	HKD	11,868,000	(415)
JP Morgan & Chase Co.	6/2/2015	USD	2,486,690	HKD	19,275,703	(673)
The Bank of New York Mellon	6/2/2015	USD	113,642	HKD	881,000	(19)
The Bank of New York Mellon	6/2/2015	USD	645	HKD	5,000	—
Bank of Montreal	6/3/2015	AUD	31,400	USD	24,729	726
Bank of Montreal	6/3/2015	AUD	953,000	USD	750,535	22,036
Bank of Montreal	6/3/2015	AUD	50,604	USD	38,735	52
JP Morgan & Chase Co.	6/3/2015	AUD	12,000	USD	9,523	350
JP Morgan & Chase Co.	6/3/2015	AUD	2,235,801	USD	1,760,682	51,575
JP Morgan & Chase Co.	6/3/2015	AUD	25,000	USD	19,575	464
The Bank of New York Mellon	6/3/2015	AUD	17,000	USD	13,444	448
JP Morgan & Chase Co.	6/3/2015	INR	29,678,279	USD	463,325	(1,089)
JP Morgan & Chase Co.	6/3/2015	KRW	103,264,000	USD	95,721	2,552
JP Morgan & Chase Co.	6/3/2015	KRW	1,210,573,200	USD	1,133,389	41,164
State Street Bank & Trust Co.	6/3/2015	KRW	529,001,000	USD	495,598	18,313
JP Morgan & Chase Co.	6/3/2015	PHP	5,317,000	USD	118,943	(292)
JP Morgan & Chase Co.	6/3/2015	PHP	173,000	USD	3,874	(5)
State Street Bank & Trust Co.	6/3/2015	PHP	2,395,000	USD	53,613	(95)
JP Morgan & Chase Co.	6/3/2015	TWD	22,695,700	USD	740,745	1,297
JP Morgan & Chase Co.	6/3/2015	TWD	153,715	USD	5,000	(8)
JP Morgan & Chase Co.	6/3/2015	TWD	387,000	USD	12,626	18
State Street Bank & Trust Co.	6/3/2015	TWD	10,000,000	USD	326,531	721
Bank of Montreal	6/3/2015	USD	752,529	AUD	983,119	(1,005)
Bank of Montreal	6/3/2015	USD	1,009	AUD	1,281	(30)
JP Morgan & Chase Co.	6/3/2015	USD	17,324	AUD	22,000	(507)
JP Morgan & Chase Co.	6/3/2015	USD	53,624	AUD	68,000	(1,643)
JP Morgan & Chase Co.	6/3/2015	USD	1,670,825	AUD	2,182,801	(2,232)
JP Morgan & Chase Co.	6/3/2015	USD	6,136	INR	393,000	14
JP Morgan & Chase Co.	6/3/2015	USD	434,127	INR	27,675,572	(1,052)
JP Morgan & Chase Co.	6/3/2015	USD	2,422	INR	155,000	4
JP Morgan & Chase Co.	6/3/2015	USD	22,700	INR	1,454,707	64
JP Morgan & Chase Co.	6/3/2015	USD	1,143,554	KRW	1,272,775,880	4,792

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/3/2015	USD	33,000	KRW	35,707,320	$(783)
JP Morgan & Chase Co.	6/3/2015	USD	4,970	KRW	5,354,000	(139)
JP Morgan & Chase Co.	6/3/2015	USD	122,592	PHP	5,459,000	(172)
JP Morgan & Chase Co.	6/3/2015	USD	694	PHP	31,000	1
JP Morgan & Chase Co.	6/3/2015	USD	5,845	TWD	179,000	(13)
JP Morgan & Chase Co.	6/3/2015	USD	26,000	TWD	796,432	(51)
JP Morgan & Chase Co.	6/3/2015	USD	722,759	TWD	22,260,983	2,525
State Street Bank & Trust Co.	6/3/2015	USD	475,378	KRW	529,001,000	1,906
State Street Bank & Trust Co.	6/3/2015	USD	53,785	PHP	2,395,000	(77)
State Street Bank & Trust Co.	6/3/2015	USD	324,675	TWD	10,000,000	1,134
The Bank of New York Mellon	6/3/2015	USD	9,142	AUD	11,604	(272)
The Bank of New York Mellon	6/3/2015	USD	43,808	AUD	56,000	(1,001)
JP Morgan & Chase Co.	6/4/2015	IDR	2,846,485,000	USD	217,256	2,161
State Street Bank & Trust Co.	6/4/2015	IDR	1,212,484,000	USD	92,768	1,147
JP Morgan & Chase Co.	6/4/2015	MYR	16,000	USD	4,470	107
JP Morgan & Chase Co.	6/4/2015	MYR	1,169,000	USD	326,454	7,687
State Street Bank & Trust Co.	6/4/2015	MYR	522,000	USD	145,830	3,490
Bank of Montreal	6/4/2015	NZD	750	USD	534	2
JP Morgan & Chase Co.	6/4/2015	NZD	94,782	USD	71,943	4,725
State Street Bank & Trust Co.	6/4/2015	NZD	56,000	USD	42,506	2,792
Bank of Montreal	6/4/2015	SGD	27,000	USD	20,016	(10)
Bank of Montreal	6/4/2015	SGD	10,000	USD	7,413	(4)
JP Morgan & Chase Co.	6/4/2015	SGD	27,000	USD	20,369	343
JP Morgan & Chase Co.	6/4/2015	SGD	691,437	USD	521,623	8,770
JP Morgan & Chase Co.	6/4/2015	THB	5,080,000	USD	153,333	2,344
State Street Bank & Trust Co.	6/4/2015	THB	2,351,000	USD	71,151	1,274
Bank of Montreal	6/4/2015	USD	7,544	SGD	10,000	(127)
JP Morgan & Chase Co.	6/4/2015	USD	22,688	IDR	296,550,000	(279)
JP Morgan & Chase Co.	6/4/2015	USD	499	IDR	6,527,000	(6)
JP Morgan & Chase Co.	6/4/2015	USD	193,606	IDR	2,543,408,000	(1,414)
JP Morgan & Chase Co.	6/4/2015	USD	323,355	MYR	1,185,000	(225)
JP Morgan & Chase Co.	6/4/2015	USD	759	NZD	1,000	(50)
JP Morgan & Chase Co.	6/4/2015	USD	3,036	NZD	4,000	(200)
JP Morgan & Chase Co.	6/4/2015	USD	63,879	NZD	89,782	(207)
JP Morgan & Chase Co.	6/4/2015	USD	529,644	SGD	714,437	268
JP Morgan & Chase Co.	6/4/2015	USD	3,016	SGD	4,000	(49)
JP Morgan & Chase Co.	6/4/2015	USD	146,069	THB	4,918,000	105
JP Morgan & Chase Co.	6/4/2015	USD	3,901	THB	129,000	(67)
JP Morgan & Chase Co.	6/4/2015	USD	998	THB	33,000	(17)
State Street Bank & Trust Co.	6/4/2015	USD	91,758	IDR	1,212,484,000	(136)
State Street Bank & Trust Co.	6/4/2015	USD	142,514	MYR	522,000	(173)
State Street Bank & Trust Co.	6/4/2015	USD	39,843	NZD	56,000	(129)
State Street Bank & Trust Co.	6/4/2015	USD	69,846	THB	2,351,000	32
The Bank of New York Mellon	6/4/2015	USD	559	NZD	750	(27)
The Bank of New York Mellon	6/4/2015	USD	20,279	SGD	27,000	(253)
Bank of Montreal	7/2/2015	AUD	983,119	USD	751,349	994
JP Morgan & Chase Co.	7/2/2015	AUD	2,182,801	USD	1,668,097	2,098
Bank of Montreal	7/2/2015	HKD	11,868,000	USD	1,530,910	386
JP Morgan & Chase Co.	7/2/2015	HKD	19,275,703	USD	2,486,450	610
JP Morgan & Chase Co.	7/2/2015	NZD	89,782	USD	63,711	205
State Street Bank & Trust Co.	7/2/2015	NZD	56,000	USD	39,739	128
JP Morgan & Chase Co.	7/2/2015	SGD	714,437	USD	529,291	(292)
Bank of Montreal	7/2/2015	USD	38,674	AUD	50,604	(51)
Bank of Montreal	7/2/2015	USD	65,142	HKD	505,000	(16)
Bank of Montreal	7/2/2015	USD	532	NZD	750	(2)
Bank of Montreal	7/2/2015	USD	19,999	SGD	27,000	15
Bank of Montreal	7/2/2015	USD	7,407	SGD	10,000	6

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	7/6/2015	AUD	6,000	USD	4,584	$6
State Street Bank & Trust Co.	7/6/2015	HKD	9,000	USD	1,161	—
JP Morgan & Chase Co.	7/6/2015	IDR	2,543,408,000	USD	191,205	142
State Street Bank & Trust Co.	7/6/2015	IDR	159,180,000	USD	11,965	7
State Street Bank & Trust Co.	7/6/2015	IDR	1,212,484,000	USD	91,137	54
JP Morgan & Chase Co.	7/6/2015	KRW	1,272,775,880	USD	1,142,271	(4,901)
State Street Bank & Trust Co.	7/6/2015	KRW	529,001,000	USD	474,866	(1,930)
JP Morgan & Chase Co.	7/6/2015	MYR	1,185,000	USD	322,502	263
State Street Bank & Trust Co.	7/6/2015	MYR	522,000	USD	142,157	209
State Street Bank & Trust Co.	7/6/2015	NZD	6,000	USD	4,255	12
JP Morgan & Chase Co.	7/6/2015	PHP	5,459,000	USD	122,344	158
State Street Bank & Trust Co.	7/6/2015	PHP	2,395,000	USD	53,701	95
State Street Bank & Trust Co.	7/6/2015	SGD	1,000	USD	741	—
JP Morgan & Chase Co.	7/6/2015	TWD	22,260,983	USD	723,229	(2,137)
State Street Bank & Trust Co.	7/6/2015	TWD	430,290	USD	14,000	(21)
State Street Bank & Trust Co.	7/6/2015	TWD	10,000,000	USD	324,918	(929)
State Street Bank & Trust Co.	7/6/2015	TWD	683,000	USD	22,192	(63)
State Street Bank & Trust Co.	7/6/2015	USD	19,098	AUD	25,000	(21)
State Street Bank & Trust Co.	7/6/2015	USD	120,491	HKD	934,000	(40)
State Street Bank & Trust Co.	7/6/2015	USD	3,271	KRW	3,644,000	13
State Street Bank & Trust Co.	7/6/2015	USD	50,288	KRW	56,021,000	204
State Street Bank & Trust Co.	7/6/2015	USD	26,416	MYR	97,000	(39)
State Street Bank & Trust Co.	7/6/2015	USD	2,457	MYR	9,000	(10)
State Street Bank & Trust Co.	7/6/2015	USD	7,668	PHP	342,000	(13)
State Street Bank & Trust Co.	7/6/2015	USD	10,374	SGD	14,000	3
State Street Bank & Trust Co.	7/6/2015	USD	3,314	TWD	102,000	10
JP Morgan & Chase Co.	7/7/2015	INR	27,675,572	USD	431,352	1,263
State Street Bank & Trust Co.	7/7/2015	INR	5,906,400	USD	92,000	212
State Street Bank & Trust Co.	7/7/2015	INR	555,000	USD	8,648	23
JP Morgan & Chase Co.	7/7/2015	THB	4,918,000	USD	145,703	(305)
State Street Bank & Trust Co.	7/7/2015	THB	2,351,000	USD	69,680	(118)
State Street Bank & Trust Co.	7/7/2015	THB	35,000	USD	1,037	(2)
State Street Bank & Trust Co.	7/7/2015	USD	11,967	THB	403,000	(3)

Total net unrealized appreciation						$167,990

Currency Abbreviations

AUD – Australian Dollar

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Phillippine Peso

SGD – Singapore Dollar

THB – Thai Baht

TWD – New Taiwan Dollar

USD – U.S. Dollar

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 61.3%
Basic Materials — 8.2%
Cia Siderurgica Nacional SA	13,893	$26,859
Fibria Celulose SA	5,566	76,407
Klabin SA	12,308	73,392
Ultrapar Participacoes SA	8,076	173,975
Vale SA	28,736	180,823

		531,456

Communications — 1.2%
B2W Cia Digital*	2,567	20,544
Tim Participacoes SA	18,921	55,938

		76,482

Consumer, Cyclical — 2.7%
Lojas Americanas SA	3,736	14,739
Lojas Renner SA	2,844	95,550
Raia Drogasil SA	4,795	53,604
Via Varejo SA	2,820	13,559

		177,452

Consumer, Non-cyclical — 26.3%
Ambev SA	105,288	608,009
BRF SA	14,612	295,560
CCR SA	19,712	95,519
Cielo SA	18,958	237,994
EcoRodovias Infraestrutura e Logistica SA	4,990	11,354
Estacio Participacoes SA	6,339	36,407
Hypermarcas SA*	7,763	53,015
JBS SA	16,437	80,475
Kroton Educacional SA	30,837	110,620
Localiza Rent a Car SA	3,310	33,190
M Dias Branco SA	749	20,240
Natura Cosmeticos SA	3,851	34,651
Qualicorp SA	4,884	29,123
Souza Cruz SA	8,532	65,068

		1,711,225

Energy — 4.5%
Cosan SA Industria e Comercio	2,727	21,533
Petroleo Brasileiro SA*	66,476	276,436

		297,969

Financial — 12.3%
Banco Bradesco SA	16,910	139,046
Banco do Brasil SA	19,195	136,991
Banco Santander Brasil SA	9,334	46,460
BB Seguridade Participacoes SA	15,631	163,605
BM&F Bovespa SA	38,502	135,699
BR Malls Participacoes SA	9,770	46,607
CETIP SA — Mercados Organizados	4,981	52,010
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,802	19,793
Odontoprev SA	5,931	21,053
Porto Seguro SA	2,526	28,706
Sul America SA	3,891	16,034

		806,004

Industrial — 3.4%
Duratex SA	6,687	16,789

	Number of Shares	Value
Industrial (Continued)
Embraer SA	14,881	$111,434
Multiplan Empreendimentos Imobiliarios SA	1,790	27,994
WEG SA	12,616	68,142

		224,359

Technology — 0.5%
Totvs SA	2,737	32,040

Utilities — 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo	7,631	44,426
CPFL Energia SA	4,434	26,913
EDP — Energias do Brasil SA	5,319	17,545
Tractebel Energia SA	3,643	38,702
Transmissora Alianca de Energia Eletrica SA	2,123	13,719

		141,305

TOTAL COMMON STOCKS (Cost $4,553,959)		3,998,292

PREFERRED STOCKS — 38.4%
Basic Materials — 5.4%
Braskem SA, Class A	3,466	14,108
Gerdau SA	19,193	52,225
Suzano Papel e Celulose SA, Class A	8,202	42,937
Usinas Siderurgicas de Minas Gerais SA, Class A	8,515	13,629
Vale SA	43,002	226,191

		349,090

Communications — 1.9%
Oi SA*	7,667	17,012
Telefonica Brasil SA	7,649	107,666

		124,678

Consumer, Cyclical — 0.9%
Lojas Americanas SA	11,076	56,244

Consumer, Non-cyclical — 1.4%
Cia Brasileira de Distribuicao	3,513	94,432

Diversified —3.3%
Itausa — Investimentos Itau SA	79,031	218,766

Energy — 5.2%
Petroleo Brasileiro SA*	87,565	338,850

Financial — 18.0%
Banco Bradesco SA	56,369	499,065
Banco do Estado do Rio Grande do Sul SA, Class B	4,027	12,613
Itau Unibanco Holding SA	61,649	664,222

		1,175,900

Utilities — 2.3%
AES Tiete SA	2,257	12,042
Centrais Eletricas Brasileiras SA, Class B	5,040	14,742
Cia Energetica de Minas Gerais	16,842	74,952
Cia Energetica de Sao Paulo, Class B	4,234	26,297

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Utilities (Continued)
Cia Paranaense de Energia, Class B	2,290	$23,552

		151,585

TOTAL PREFERRED STOCKS (Cost $3,264,700)		2,509,545

TOTAL INVESTMENTS — 99.7% (Cost $7,818,659)		$6,507,837
Other assets and liabilities, net — 0.3%		18,647

NET ASSETS — 100.0%		$6,526,484

* Non-income producing security.

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/3/2015	BRL	880,000	USD	289,807	$13,921
JP Morgan & Chase Co	6/3/2015	BRL	9,057,086	USD	2,986,870	147,410
JP Morgan & Chase Co	6/3/2015	BRL	9,000	USD	2,921	99
JP Morgan & Chase Co	6/3/2015	BRL	89,000	USD	28,921	1,019
JP Morgan & Chase Co	6/3/2015	BRL	61,000	USD	20,039	916
State Street Bank & Trust Co	6/3/2015	BRL	7,089,000	USD	2,334,596	112,145
The Bank of New York Mellon	6/3/2015	BRL	6,369,352	USD	2,069,651	72,815
The Bank of New York Mellon	6/3/2015	BRL	20,000	USD	6,648	378
JP Morgan & Chase Co	6/3/2015	USD	104,091	BRL	316,000	(5,023)
JP Morgan & Chase Co	6/3/2015	USD	156,291	BRL	479,000	(6,121)
JP Morgan & Chase Co	6/3/2015	USD	2,911,047	BRL	9,301,086	4,909
State Street Bank & Trust Co	6/3/2015	USD	2,220,169	BRL	7,089,000	2,282
The Bank of New York Mellon	6/3/2015	USD	492,963	BRL	1,494,024	(24,577)
The Bank of New York Mellon	6/3/2015	USD	314,055	BRL	972,000	(9,326)
The Bank of New York Mellon	6/3/2015	USD	10,078	BRL	31,000	(359)
The Bank of New York Mellon	6/3/2015	USD	1,218,523	BRL	3,892,328	1,749
JP Morgan & Chase Co	7/6/2015	BRL	9,301,086	USD	2,878,078	(3,548)
State Street Bank & Trust Co	7/6/2015	BRL	7,089,000	USD	2,196,097	(190)
The Bank of New York Mellon	7/6/2015	BRL	3,892,328	USD	1,204,235	(1,671)
State Street Bank & Trust Co	7/6/2015	USD	28,296	BRL	91,000	(103)
State Street Bank & Trust Co	7/6/2015	USD	28,810	BRL	93,000	3

Total net unrealized appreciation						$306,728

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 95.7%
Brazil — 4.3%
Ambev SA	243,328	$1,405,152
B2W Cia Digital*	5,679	45,449
Banco Bradesco SA	40,348	331,770
Banco do Brasil SA	50,924	363,435
Banco Santander Brasil SA	42,935	213,712
BB Seguridade Participacoes SA	26,329	275,577
BM&F Bovespa SA	127,729	450,176
BR Malls Participacoes SA	49,428	235,792
BRF SA	62,789	1,270,047
CCR SA	62,000	300,436
Cia de Saneamento Basico do Estado de Sao Paulo	25,243	146,959
Cia Siderurgica Nacional SA	61,963	119,792
Cielo SA	53,260	668,613
Cosan SA Industria e Comercio	9,803	77,407
CPFL Energia SA	17,714	107,519
Duratex SA	15,265	38,327
EcoRodovias Infraestrutura e Logistica SA	8,938	20,337
EDP — Energias do Brasil SA	16,518	54,485
Embraer SA	47,232	353,688
Estacio Participacoes SA	4,586	26,339
Fibria Celulose SA	8,487	116,506
Hypermarcas SA*	14,570	99,502
JBS SA	82,445	403,647
Klabin SA	29,517	176,011
Kroton Educacional SA	83,608	299,921
Localiza Rent a Car SA	11,551	115,825
Lojas Americanas SA	3,683	14,529
Lojas Renner SA	11,732	394,160
M Dias Branco SA	436	11,782
Multiplan Empreendimentos Imobiliarios SA	5,458	85,357
Natura Cosmeticos SA	21,975	197,729
Odontoprev SA	24,171	85,797
Petroleo Brasileiro SA*	164,829	685,430
Qualicorp SA	16,555	98,718
Souza Cruz SA	17,380	132,547
Tim Participacoes SA	54,883	162,257
Totvs SA	13,685	160,202
Tractebel Energia SA	11,074	117,646
Ultrapar Participacoes SA	28,103	605,401
Vale SA	66,631	419,280

		10,887,259

Chile — 1.7%
AES Gener SA	380,373	229,286
Banco de Chile	4,544,679	523,793
Banco de Credito e Inversiones	5,875	274,022
Banco Santander Chile	8,880,426	478,345
Cencosud SA	95,270	241,911
Cia Cervecerias Unidas SA	15,188	171,524
Colbun SA	577,361	173,015
Corpbanca SA	15,437,717	190,691
Empresa Nacional de Electricidad SA	293,398	438,921
Empresas CMPC SA	107,318	315,377

	Number of Shares	Value
Chile (Continued)
Empresas Copec SA	28,077	$321,460
Enersis SA	1,262,832	430,020
ENTEL Chile SA	11,075	133,232
LATAM Airlines Group SA*	21,122	178,843
Vina Concha y Toro SA	1,943	3,752

		4,104,192

China — 22.0%
AAC Technologies Holdings, Inc.	54,174	302,882
Agricultural Bank of China Ltd., Class H	1,105,108	600,041
Air China Ltd., Class H	314,433	386,469
Aluminum Corp. of China Ltd., Class H*	266,852	160,724
Anhui Conch Cement Co. Ltd., Class H*	137,480	576,258
Anta Sports Products Ltd.	229,986	533,317
AviChina Industry & Technology Co. Ltd., Class H	83,322	105,849
Bank of China Ltd., Class H	5,592,287	3,714,416
Bank of Communications Co. Ltd., Class H	607,794	578,504
BBMG Corp., Class H*	255,227	285,720
Beijing Capital International Airport Co. Ltd., Class H	35,101	42,011
Belle International Holdings Ltd.	276,314	352,803
Byd Co. Ltd., Class H	51,354	360,965
CGN Power Co. Ltd., Class H, 144A*	156,246	97,532
China Cinda Asset Management Co. Ltd., Class H*	295,338	187,023
China CITIC Bank Corp. Ltd., Class H*	552,602	467,531
China Communications Construction Co. Ltd., Class H	331,549	572,989
China Communications Services Corp. Ltd., Class H	441,114	241,787
China Construction Bank Corp., Class H	4,513,662	4,534,823
China COSCO Holdings Co. Ltd., Class H*	87,244	65,487
China Everbright Bank Co. Ltd., Class H	189,118	120,003
China Galaxy Securities Co. Ltd., Class H	91,878	155,704
China Gas Holdings Ltd.	431,914	744,214
China International Marine Containers Group Co. Ltd., Class H	33,271	95,261
China Life Insurance Co. Ltd., Class H	325,471	1,563,624
China Longyuan Power Group Corp., Class H*	497,368	615,163
China Medical System Holdings Ltd.	15,685	26,177
China Mengniu Dairy Co. Ltd.	191,385	1,092,232
China Merchants Bank Co. Ltd., Class H	248,964	757,779
China Minsheng Banking Corp. Ltd., Class H	580,145	799,101
China National Building Material Co. Ltd., Class H	194,572	207,529
China Oilfield Services Ltd., Class H	113,940	211,608
China Pacific Insurance Group Co. Ltd., Class H	137,885	710,440
China Petroleum & Chemical Corp., Class H	1,737,097	1,530,166
China Railway Construction Corp. Ltd., Class H	2,158	3,980
China Railway Group Ltd., Class H	174,979	226,124

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
China (Continued)
China Resources Cement Holdings Ltd.	206,282	$126,903
China Resources Enterprise Ltd.	94,593	284,255
China Resources Power Holdings Co. Ltd.	164,085	456,047
China Shenhua Energy Co. Ltd., Class H	229,473	564,090
China Shipping Container Lines Co. Ltd., Class H*	260,714	119,368
China Southern Airlines Co. Ltd., Class H	108,100	110,838
China State Construction International Holdings Ltd.	164,085	289,077
China Telecom Corp. Ltd., Class H	1,036,757	704,663
China Vanke Co. Ltd., Class H*(a)	132,186	348,636
CITIC Securities Co. Ltd., Class H	46,458	197,428
CNOOC Ltd.	1,050,505	1,642,081
Country Garden Holdings Co. Ltd.	1,124,004	517,523
CRRC Corp. Ltd., Class H	19,801	38,307
CSPC Pharmaceutical Group Ltd.	99,715	102,626
Dongfeng Motor Group Co. Ltd., Class H	331,958	542,870
ENN Energy Holdings Ltd.	42,911	288,337
Fosun International Ltd.*(a)	512,134	1,319,693
GF Securities Co. Ltd., Class H*	35,900	121,771
GOME Electrical Appliances Holding Ltd.	456,659	119,559
Great Wall Motor Co. Ltd., Class H	152,987	987,535
Guangdong Investment Ltd.	333,456	467,049
Guangzhou R&F Properties Co. Ltd., Class H	190,489	223,074
Haitian International Holdings Ltd.	10,500	25,811
Haitong Securities Co. Ltd., Class H*	61,607	195,461
Hengan International Group Co. Ltd.	36,991	425,077
Industrial & Commercial Bank of China Ltd., Class H	3,905,553	3,400,009
Kingsoft Corp. Ltd.	48,503	194,546
Lenovo Group Ltd.	442,546	702,033
Longfor Properties Co. Ltd.*	178,771	294,661
New China Life Insurance Co. Ltd., Class H*	9,378	59,870
Nine Dragons Paper Holdings Ltd.	416,731	382,137
PetroChina Co. Ltd., Class H	1,626,278	1,927,543
PICC Property & Casualty Co. Ltd., Class H	348,775	799,781
Ping An Insurance Group Co. of China Ltd., Class H	117,901	1,734,990
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	120,992	106,579
Shanghai Electric Group Co. Ltd., Class H	155,727	164,089
Shanghai Industrial Holdings Ltd.	165,850	638,489
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	16,045	53,182
Shenzhou International Group Holdings Ltd.	27,596	136,313
Shimao Property Holdings Ltd.	84,366	181,057
Sihuan Pharmaceutical Holdings Group Ltd.	77,906	49,841
Sino Biopharmaceutical Ltd.	692,116	820,329
Sinopec Engineering Group Co. Ltd., Class H	250,032	245,400
Sinopec Shanghai Petrochemical Co. Ltd., Class H	924,646	453,162

	Number of Shares	Value
China (Continued)
Sinopharm Group Co. Ltd., Class H	48,029	$229,192
Sinotrans Ltd., Class H	56,332	43,955
Soho China Ltd.	663,068	452,384
Tencent Holdings Ltd.	273,259	5,487,277
Tingyi Cayman Islands Holding Corp.*	221,062	469,286
Tsingtao Brewery Co. Ltd., Class H	69,929	448,237
Want Want China Holdings Ltd.	625,170	705,505
Weichai Power Co. Ltd., Class H	16,372	61,129
Yanzhou Coal Mining Co. Ltd., Class H	81,563	72,268
Zhejiang Expressway Co. Ltd., Class H	2,616	4,076
Zhuzhou CSR Times Electric Co. Ltd., Class H	23,246	190,977
Zijin Mining Group Co. Ltd., Class H	779,090	347,662
ZTE Corp., Class H	21,864	75,995

		54,176,269

Colombia — 0.2%
Almacenes Exito SA	17,593	156,676
Cementos Argos SA	19,011	69,104
Grupo de Inversiones Suramericana SA	20,954	279,994

		505,774

Czech Republic — 0.0%
CEZ AS	3,721	92,665

Egypt — 0.6%
Commercial International Bank Egypt SAE	124,897	929,273
Global Telecom Holding SAE*	44,277	16,364
Talaat Moustafa Group	256,946	330,020
Telecom Egypt Co.	119,485	135,614

		1,411,271

Greece — 0.3%
Alpha Bank AE*	30,446	11,168
Eurobank Ergasias SA*	272,627	45,513
FF Group*	1,756	48,022
Hellenic Telecommunications Organization SA*	30,669	272,164
JUMBO SA	4,586	43,317
National Bank of Greece SA*	31,031	39,534
OPAP SA	21,305	208,253
Piraeus Bank SA*	43,704	24,336
Titan Cement Co. SA	10,686	246,112

		938,419

Hong Kong — 4.1%
Alibaba Health Information Technology Ltd.*	161,562	223,372
Alibaba Pictures Group Ltd.*	17,860	7,670
Beijing Enterprises Holdings Ltd.	44,252	387,237
Beijing Enterprises Water Group Ltd.*	480,359	405,790
Brilliance China Automotive Holdings Ltd.	62,693	97,836
China Everbright International Ltd.	251,719	477,229
China Everbright Ltd.	20,234	80,506
China Mobile Ltd.	373,244	4,914,874
China Overseas Land & Investment Ltd.	352,591	1,277,825

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Hong Kong (Continued)
China Resources Gas Group Ltd.	70,136	$216,189
China Taiping Insurance Holdings Co. Ltd.*	42,535	173,351
GCL-Poly Energy Holdings Ltd.*	551,650	147,275
Goldin Properties Holdings Ltd.*	80,000	255,879
Hanergy Thin Film Power Group Ltd.*	822,948	414,995
Kunlun Energy Co. Ltd.	296,440	321,916
New World China Land Ltd.	532,374	352,231
Yuexiu Property Co. Ltd.	357,505	82,994

		9,837,169

Hungary — 0.4%
MOL Hungarian Oil and Gas PLC	5,232	273,492
OTP Bank PLC*	9,764	197,706
Richter Gedeon Nyrt	28,756	469,897

		941,095

India — 5.1%
Dr. Reddy’s Laboratories Ltd., ADR	25,541	1,415,738
ICICI Bank Ltd., ADR	205,780	2,173,037
Infosys Ltd., ADR	49,813	1,587,540
Larsen & Toubro Ltd., GDR	63,471	1,672,461
Reliance Industries Ltd., GDR, 144A	83,737	2,327,889
Tata Motors Ltd., ADR	49,273	1,887,156
Wipro Ltd., ADR	118,774	1,433,602

		12,497,423

Indonesia — 3.0%
PT Adaro Energy Tbk	124,043	8,067
PT Astra Agro Lestari Tbk	94,020	176,323
PT Astra International Tbk	1,400,489	773,107
PT Bank Central Asia Tbk	815,253	870,799
PT Bank Danamon Indonesia Tbk	517,905	173,105
PT Bank Mandiri Persero Tbk	712,866	580,848
PT Bank Negara Indonesia Persero Tbk	521,394	271,066
PT Bank Rakyat Indonesia Persero Tbk	762,840	679,253
PT Bumi Serpong Damai Tbk	400,274	57,662
PT Charoen Pokphand Indonesia Tbk	185,359	44,013
PT Gudang Garam Tbk	48,518	172,807
PT Indocement Tunggal Prakarsa Tbk	162,797	275,760
PT Lippo Karawaci Tbk	2,098,152	206,261
PT Matahari Department Store Tbk	207,538	273,861
PT Perusahaan Gas Negara Persero Tbk	1,166,770	378,953
PT Semen Indonesia Persero Tbk	219,539	223,291
PT Tambang Batubara Bukit Asam Persero Tbk	40,258	29,910
PT Telekomunikasi Indonesia Persero Tbk	3,383,334	727,888
PT Tower Bersama Infrastructure Tbk	224,865	160,266
PT Unilever Indonesia Tbk	181,587	594,579
PT United Tractors Tbk	189,173	290,397
PT XL Axiata Tbk*	360,127	116,829

		7,085,045

Malaysia — 3.8%
AirAsia Bhd	174,000	103,944
Alliance Financial Group Bhd	65,700	80,826
AMMB Holdings Bhd	121,800	209,312

	Number of Shares	Value
Malaysia (Continued)
Axiata Group Bhd	22,600	$40,564
Berjaya Sports Toto Bhd	20,600	18,543
British American Tobacco Malaysia Bhd	31,400	531,042
CIMB Group Holdings Bhd	326,000	504,206
Dialog Group Bhd	800	358
DiGi.Com Bhd	304,600	466,123
Genting Bhd	19,600	45,552
Genting Malaysia Bhd	216,900	251,453
Hong Leong Bank Bhd	109,000	406,148
IOI Corp. Bhd	266,900	290,489
IOI Properties Group Bhd	118,166	63,177
Kuala Lumpur Kepong Bhd	43,200	243,928
Lafarge Malaysia Bhd	130,400	337,916
Malayan Banking Bhd	264,300	651,017
Malaysia Airports Holdings Bhd	1,700	2,944
Maxis Bhd	261,200	490,908
Petronas Chemicals Group Bhd	239,200	408,454
Petronas Dagangan Bhd	53,700	291,498
Petronas Gas Bhd	44,400	265,237
Public Bank Bhd	215,600	1,087,998
RHB Capital Bhd	27,400	57,550
Sime Darby Bhd	174,800	396,709
Telekom Malaysia Bhd	196,100	389,418
Tenaga Nasional Bhd	236,100	860,419
UMW Holdings Bhd	152,100	444,766
YTL Corp. Bhd	348,793	151,277
YTL Power International Bhd	241,670	104,157

		9,195,933

Mexico — 4.8%
Alfa SAB de CV, Class A	210,383	413,418
America Movil SAB de CV, Series L	2,251,782	2,368,927
Arca Continental SAB de CV	54,883	332,814
Cemex SAB de CV*	1,001,493	937,829
Coca-Cola Femsa SAB de CV, Series L	25,048	213,834
Controladora Comercial Mexicana SAB de CV	4,038	13,106
Fibra Uno Administracion SA de CV REIT	72,707	185,463
Fomento Economico Mexicano SAB de CV	131,257	1,168,015
Grupo Bimbo SAB de CV, Series A*	121,010	327,536
Grupo Carso SAB de CV, Series A1	41,550	175,656
Grupo Financiero Banorte SAB de CV, Class O	168,711	952,409
Grupo Financiero Inbursa SAB de CV, Class O	230,544	526,546
Grupo Financiero Santander Mexico SAB de CV, Class B	137,313	258,417
Grupo Mexico SAB de CV, Series B	279,621	865,979
Grupo Televisa SAB, Series CPO	203,410	1,538,101
Industrias Penoles SAB de CV	9,150	161,289
Kimberly-Clark de Mexico SAB de CV, Class A	55,081	124,406
Mexichem SAB de CV	35,709	108,201
Wal-Mart de Mexico SAB de CV	431,174	1,064,572

		11,736,518

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Peru — 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	8,692	$97,351
Credicorp Ltd.	1,990	280,869

		378,220

Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	45,710	57,413
Aboitiz Power Corp.	260,900	251,625
Ayala Corp.	440	7,796
Ayala Land, Inc.	631,100	566,907
Bank of the Philippine Islands	135,110	296,978
BDO Unibank, Inc.	132,979	322,120
Energy Development Corp.	1,110,800	197,071
Globe Telecom, Inc.	1,600	91,511
GT Capital Holdings, Inc.	800	25,049
JG Summit Holdings, Inc.	89,420	137,384
Metropolitan Bank & Trust Company	136,839	274,691
Philippine Long Distance Telephone Co.	5,450	339,823
SM Investments Corp.	13,120	258,957
SM Prime Holdings, Inc.	36,300	15,665
Universal Robina Corp.	150,000	641,920

		3,484,910

Poland — 1.9%
Bank Pekao SA	13,229	662,378
Bank Zachodni WBK SA*	3,474	315,586
CCC SA	3,291	161,615
Cyfrowy Polsat SA*	52,429	350,624
LPP SA	180	371,903
Orange Polska SA	38,708	107,351
PGE SA	125,588	689,555
Polski Koncern Naftowy Orlen SA	9,632	181,818
Polskie Gornictwo Naftowe i Gazownictwo SA	55,128	93,531
Powszechna Kasa Oszczednosci Bank Polski SA	72,476	632,828
Powszechny Zaklad Ubezpieczen SA	6,315	755,894

		4,323,083

Qatar — 0.5%
Industries Qatar QSC	9,549	351,820
Masraf Al Rayan	14,138	172,855
Qatar Islamic Bank SAQ	655	19,220
Qatar National Bank SAQ	13,636	703,960

		1,247,855

Russia — 3.4%
Gazprom OAO, ADR	68,814	369,325
Lukoil OAO, ADR	20,074	962,749
Magnit PJSC, GDR	27,774	1,448,414
MegaFon PJSC GDR	28,935	444,152
MMC Norilsk Nickel OJSC, ADR	51,274	900,884
Mobile TeleSystems OJSC, ADR	35,114	367,292
NovaTek OAO, GDR	9,607	969,346
Rosneft Oil Co. OJSC, GDR	152,097	696,452
Severstal PAO, GDR	22,236	268,611
Sistema JSFC, GDR	1,284	9,758
Surgutneftegas OJSC, ADR	82,526	502,583

	Number of Shares	Value
Russia (Continued)
Tatneft, ADR	13,900	$465,928
VTB Bank OJSC, GDR	278,666	829,031

		8,234,525

South Africa — 6.5%
African Rainbow Minerals Ltd.	9,087	73,176
Anglo American Platinum Ltd.*	4,198	99,880
AngloGold Ashanti Ltd.*	33,298	322,568
Aspen Pharmacare Holdings Ltd.*	20,596	619,521
Barclays Africa Group Ltd.	9,171	132,701
Barloworld Ltd.	3,374	27,304
Bidvest Group Ltd. (The)	13,115	325,026
Capitec Bank Holdings Ltd.	2,300	95,952
Coronation Fund Managers Ltd.	7,848	57,189
Discovery Ltd.	10,854	108,873
Exxaro Resources Ltd.	44,608	308,534
FirstRand Ltd.	176,753	756,801
Foschini Group Ltd. (The)	8,904	119,138
Gold Fields Ltd.	70,149	244,155
Impala Platinum Holdings Ltd.*	41,886	211,417
Imperial Holdings Ltd.	7,033	105,454
Investec Ltd.	10,952	99,179
Kumba Iron Ore Ltd. (a)	5,147	65,690
Liberty Holdings Ltd.	2,310	29,849
Life Healthcare Group Holdings Ltd.	34,013	102,139
Massmart Holdings Ltd.	2,781	34,520
Mediclinic International Ltd.	13,320	117,190
MMI Holdings Ltd.	50,702	127,833
Mondi Ltd.	6,500	147,402
Mr Price Group Ltd.	8,704	173,094
MTN Group Ltd.	94,713	1,678,432
Nampak Ltd.	31,012	91,340
Naspers Ltd., Class N	23,535	3,459,203
Nedbank Group Ltd.	8,658	171,809
Netcare Ltd.	63,664	203,970
PSG Group Ltd.	4,600	78,908
Rand Merchant Insurance Holdings Ltd.	20,863	74,555
Remgro Ltd.	22,821	466,952
RMB Holdings Ltd.	25,045	135,013
Sanlam Ltd.	80,975	456,523
Sappi Ltd.*	46,323	183,961
Sasol Ltd.	48,135	1,697,145
Shoprite Holdings Ltd.	22,243	294,889
SPAR Group Ltd. (The)	4,847	74,313
Standard Bank Group Ltd.	63,537	827,123
Steinhoff International Holdings Ltd.	116,805	723,735
Telkom SA SOC Ltd.*	11,339	64,908
Tiger Brands Ltd.	6,446	149,145
Truworths International Ltd.	19,770	141,217
Woolworths Holdings Ltd./South Africa	47,403	372,362

		15,850,088

South Korea — 14.5%
Amorepacific Corp.	1,960	714,496
AMOREPACIFIC Group	540	85,269
BNK Financial Group, Inc.	6,112	86,585
Celltrion, Inc.*	5,863	365,032

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
South Korea (Continued)
Cheil Industries, Inc.*	1,158	$200,619
Cheil Worldwide, Inc.*	1,283	23,848
CJ Corp.	436	94,419
Coway Co. Ltd.	8,076	666,775
Daelim Industrial Co. Ltd.	54	3,815
Daewoo Engineering & Construction Co. Ltd.*	16,937	108,048
Daewoo International Corp.	5,017	120,643
Daewoo Securities Co. Ltd.	385	4,968
Daum Kakao Corp.	1,064	112,617
DGB Financial Group, Inc.	11,321	134,330
Dongbu Insurance Co. Ltd.	3,467	160,798
Doosan Corp.	1,518	156,834
Doosan Heavy Industries & Construction Co. Ltd.	5,017	123,360
Doosan Infracore Co. Ltd.*	5,460	51,484
E-Mart Co. Ltd.	2,733	607,881
GS Engineering & Construction Corp.*	2,607	63,631
Hana Financial Group, Inc.	15,260	408,953
Hankook Tire Co. Ltd.	2,187	86,533
Hanmi Pharm. Co. Ltd.*	300	111,527
Hanssem Co. Ltd.	259	52,583
Hanwha Chemical Corp.	8,276	142,258
Hanwha Corp.	6,057	236,104
Hanwha Life Insurance Co. Ltd.	44,382	330,387
Hotel Shilla Co. Ltd.	618	66,637
Hyosung Corp.	879	91,211
Hyundai Department Store Co. Ltd.	887	122,455
Hyundai Development Co.-Engineering & Construction	2,131	116,333
Hyundai Engineering & Construction Co. Ltd.	7,165	286,083
Hyundai Glovis Co. Ltd.	417	94,255
Hyundai Heavy Industries Co. Ltd.*	2,825	331,378
Hyundai Marine & Fire Insurance Co. Ltd.	6,058	151,962
Hyundai Merchant Marine Co. Ltd.*	6,528	52,130
Hyundai Mipo Dockyard Co. Ltd.*	1,067	75,578
Hyundai Mobis Co. Ltd.	4,539	915,377
Hyundai Motor Co.	10,669	1,521,049
Hyundai Steel Co.	8,451	568,865
Hyundai Wia Corp.	1,304	168,258
Industrial Bank of Korea	2,955	38,796
Kangwon Land, Inc.	5,017	182,436
KB Financial Group, Inc.	27,295	991,314
KEPCO Plant Service & Engineering Co. Ltd.	445	43,165
Kia Motors Corp.	20,968	901,534
Korea Aerospace Industries Ltd.	3,466	199,219
Korea Electric Power Corp.	1,976	82,374
Korea Gas Corp.	4,266	200,164
Korea Zinc Co. Ltd.	457	207,006
Korean Air Lines Co. Ltd.*	2,169	79,166
KT&G Corp.	11,956	1,039,980
Kumho Petrochemical Co. Ltd.	1,729	122,781
LG Chem Ltd.	3,271	736,399
LG Corp.	7,383	415,033
LG Display Co. Ltd.	8,714	229,988

	Number of Shares	Value
South Korea (Continued)
LG Electronics, Inc.	6,495	$324,091
LG Household & Health Care Ltd.	1,095	798,340
LG Uplus Corp.	54,193	455,744
Lotte Chemical Corp.	1,720	366,271
Lotte Shopping Co. Ltd.	1,300	296,774
LS Corp.	4,978	221,219
Mirae Asset Securities Co. Ltd.	438	22,606
NAVER Corp.	1,532	841,857
NCSoft Corp.	1,104	196,245
Neo Holdings Co. Ltd.*	26	—
OCI Co. Ltd.	1,518	129,576
Orion Corp.	41	46,244
POSCO	6,292	1,385,290
S-1 Corp.	1,073	80,070
Samsung C&T Corp.	8,243	468,585
Samsung Card Co. Ltd.	5,017	189,227
Samsung Electro-Mechanics Co. Ltd.	2,210	110,076
Samsung Electronics Co. Ltd.	5,871	6,923,886
Samsung Fire & Marine Insurance Co. Ltd.	4,153	1,139,194
Samsung Heavy Industries Co. Ltd.	13,080	211,263
Samsung Life Insurance Co. Ltd.	11,863	1,198,877
Samsung SDI Co. Ltd.	5,873	649,170
Samsung SDS Co. Ltd.	1,278	386,312
Shinhan Financial Group Co. Ltd.	27,271	1,031,044
SK C&C Co. Ltd.	1,312	295,370
SK Holdings Co. Ltd.	2,843	459,190
SK Hynix, Inc.	32,124	1,481,197
SK Innovation Co. Ltd.*	2,187	222,005
SK Networks Co. Ltd.	16,937	126,235
S-Oil Corp.	3,926	233,806
Woori Bank	29,781	282,157
Yuhan Corp.	29	6,987

		35,863,631

Taiwan — 12.2%
Acer, Inc.*	294,349	175,978
Advanced Semiconductor Engineering, Inc.	447,642	641,718
Advantech Co. Ltd.	30,515	246,065
Asustek Computer, Inc.	38,674	380,528
AU Optronics Corp.	742,120	407,413
Catcher Technology Co. Ltd.	51,121	599,601
Cathay Financial Holding Co. Ltd.	465,776	833,125
Chailease Holding Co. Ltd.	58,907	148,933
Cheng Shin Rubber Industry Co. Ltd.	22,046	50,997
Chicony Electronics Co. Ltd.	41,188	115,138
China Airlines Ltd.*	209,550	102,409
China Development Financial Holding Corp.	883,654	354,118
China Life Insurance Co. Ltd./Taiwan	197,718	221,598
China Steel Corp.	221,906	183,638
Chunghwa Telecom Co. Ltd.	189,375	598,488
Compal Electronics, Inc.	283,832	234,885
CTBC Financial Holding Co. Ltd.	858,707	651,871
CTCI Corp.	20,667	35,620
Delta Electronics, Inc.	134,383	768,391

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Taiwan (Continued)
E.Sun Financial Holding Co. Ltd.	299,936	$204,237
Eclat Textile Co. Ltd.	11,672	171,888
Epistar Corp.	57,598	92,891
EVA Airways Corp.*	170,092	126,074
Evergreen Marine Corp. (Taiwan) Ltd.*	133,757	76,917
Far Eastern New Century Corp.	119,239	131,504
Far EasTone Telecommunications Co. Ltd.	97,981	232,718
Feng Tay Enterprise Co. Ltd.	27,600	147,923
First Financial Holding Co. Ltd.	80,558	49,606
Formosa Chemicals & Fibre Corp.	78,936	193,142
Formosa Plastics Corp.	91,624	224,784
Foxconn Technology Co. Ltd.	97,533	343,191
Fubon Financial Holding Co. Ltd.	476,946	982,080
Giant Manufacturing Co. Ltd.	11,685	99,364
Hermes Microvision, Inc.	3,483	275,186
Highwealth Construction Corp.	42,501	106,623
Hiwin Technologies Corp.	19,258	148,389
Hon Hai Precision Industry Co. Ltd.	958,404	3,094,446
Hotai Motor Co. Ltd.	14,561	234,595
HTC Corp.*	27,683	92,899
Hua Nan Financial Holdings Co. Ltd.	62,847	37,778
Innolux Corp.	749,536	463,988
Inotera Memories, Inc.*	201,496	237,649
Inventec Corp.	167,662	120,176
Kinsus Interconnect Technology Corp.	14,033	42,611
Largan Precision Co. Ltd.	8,277	922,274
Lite-On Technology Corp.	77,868	99,958
MediaTek, Inc.	87,137	1,176,760
Mega Financial Holding Co. Ltd.	303,083	271,553
Merida Industry Co. Ltd.	7,778	56,131
Nan Ya Plastics Corp.	275,443	651,522
Novatek Microelectronics Corp.	38,546	210,356
Pegatron Corp.	141,028	420,883
Phison Electronics Corp.	10,975	106,199
Pou Chen Corp.	81,412	116,708
Powertech Technology, Inc.*	46,939	100,016
President Chain Store Corp.	11,519	83,316
Quanta Computer, Inc.	159,797	405,571
Radiant Opto-Electronics Corp.	24,598	90,160
Realtek Semiconductor Corp.	34,347	104,855
Siliconware Precision Industries Co. Ltd. (a)	199,166	329,640
Simplo Technology Co. Ltd.	19,819	91,369
SinoPac Financial Holdings Co. Ltd.	19,832	9,143
Synnex Technology International Corp.	57,845	85,845
Taiwan Cement Corp.	13,108	17,809
Taiwan Glass Industry Corp.	14,375	9,016
Taiwan Mobile Co. Ltd.	93,092	327,564
Taiwan Semiconductor Manufacturing Co. Ltd.	1,543,983	7,344,395
Teco Electric And Machinery Co. Ltd.	60,733	55,998
TPK Holding Co. Ltd.	21,420	142,367
Transcend Information, Inc.	19,929	76,617
Uni-President Enterprises Corp.	127,588	227,383
United Microelectronics Corp.	635,150	287,642
Vanguard International Semiconductor Corp.	79,347	129,259
Wan Hai Lines Ltd.	174,831	166,896
Wistron Corp.	128,688	105,657

	Number of Shares	Value
Taiwan (Continued)
WPG Holdings Ltd.	91,129	$117,426
Yang Ming Marine Transport Corp.*	158,626	64,343
Yuanta Financial Holding Co. Ltd.	441,796	259,093
Zhen Ding Technology Holding Ltd.	30,648	108,840

		29,453,737

Thailand — 2.1%
Bangkok Bank PCL, NVDR	108,900	589,174
Indorama Ventures PCL, NVDR	873,500	662,136
IRPC PCL, NVDR	3,362,080	413,764
Kasikornbank PCL, NVDR	130,900	758,784
Krung Thai Bank PCL, NVDR	1,347,900	725,237
PTT Exploration & Production PCL, NVDR	88,000	282,521
PTT PCL, NVDR	44,000	453,865
Siam Commercial Bank PCL, NVDR	153,400	722,767
Thai Oil PCL, NVDR	255,100	405,703

		5,013,951

Turkey — 1.9%
Akbank TAS	119,960	357,296
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,442	263,327
Arcelik AS	15,514	84,200
BIM Birlesik Magazalar AS	22,565	414,017
Coca-Cola Icecek AS	2,190	37,097
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	93,582	105,095
Enka Insaat ve Sanayi AS	82,348	160,215
Eregli Demir ve Celik Fabrikalari TAS	189,590	304,774
Ford Otomotiv Sanayi AS	11,106	148,708
Haci Omer Sabanci Holding AS	64,222	241,214
KOC Holding AS	30,246	135,187
TAV Havalimanlari Holding AS	11,499	95,449
Tofas Turk Otomobil Fabrikasi AS	11,222	76,079
Tupras Turkiye Petrol Rafinerileri AS*	864	21,613
Turk Hava Yollari Anonim Ortakligi*	58,805	199,222
Turk Telekomunikasyon AS	84,667	221,013
Turkcell Iletisim Hizmetleri AS	101,055	440,285
Turkiye Garanti Bankasi AS	151,289	479,020
Turkiye Halk Bankasi AS	29,657	148,705
Turkiye Is Bankasi, Class C	157,392	334,594
Turkiye Vakiflar Bankasi TAO, Class D	54,847	94,761
Ulker Biskuvi Sanayi AS	1,090	7,635
Yapi ve Kredi Bankasi AS	65,987	102,111

		4,471,617

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	55,942	116,056
Aldar Properties PJSC	179,399	127,478
Arabtec Holding Co. PJSC*	138,811	86,921
DP World Ltd.	13,066	261,973
Dubai Financial Market PJSC	155,316	78,228
Dubai Islamic Bank PJSC	100,083	185,013
Emaar Properties PJSC	246,023	522,449
First Gulf Bank PJSC	165,835	661,435
National Bank of Abu Dhabi PJSC	72,502	206,272

		2,245,825

TOTAL COMMON STOCKS (Cost $229,467,623)		233,976,474

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
PREFERRED STOCKS — 3.6%
Brazil — 2.8%
AES Tiete SA	4,568	$24,372
Banco Bradesco SA	145,680	1,289,782
Banco do Estado do Rio Grande do Sul SA, Class B	2,184	6,841
Braskem SA, Class A	33,052	134,540
Cia Brasileira de Distribuicao	11,074	297,677
Cia Energetica de Minas Gerais	61,172	272,234
Gerdau SA	68,121	185,359
Itau Unibanco Holding SA	155,254	1,672,746
Itausa — Investimentos Itau SA	227,706	630,313
Lojas Americanas SA	5,673	28,807
Oi SA*	24,389	54,116
Petroleo Brasileiro SA*	243,538	942,417
Telefonica Brasil SA	24,588	346,098
Usinas Siderurgicas de Minas Gerais SA, Class A	47,245	75,620
Vale SA	114,432	601,915

		6,562,837

Chile — 0.1%
Embotelladora Andina SA, Class B	23,915	76,270
Sociedad Quimica y Minera de Chile SA, Class B	11,982	232,515

		308,785

	Number of Shares	Value
Colombia — 0.2%
Bancolombia SA	40,025	$409,580

South Korea — 0.5%
LG Chem Ltd.	670	107,309
Samsung Electronics Co. Ltd.	1,312	1,277,372

		1,384,681

TOTAL PREFERRED STOCKS (Cost $9,706,736)		8,665,883

SECURITIES LENDING COLLATERAL — 0.7%
Daily Assets Fund Institutional, 0.15% (b)(c) (Cost $1,786,338)	1,786,338	1,786,338

TOTAL INVESTMENTS — 100.0% (Cost $240,960,697)		$244,428,695
Other assets and liabilities, net — 0.0%		113,384

NET ASSETS — 100.0%		$244,542,079

* Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $1,673,379, which is 0.7% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR – American Depositary Receipt.

CPO – Ordinary Participation Certificates.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Private Joint Stock Company.

REIT – Real Estate Investment Trust.

As of May 31, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI Emerging Markets Index Futures	4	$199,380	6/19/2015	$11,860

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/2/2015	CZK	1,497,500	USD	61,195	$1,220
JP Morgan & Chase Co	6/2/2015	CZK	27,000	USD	1,103	22
JP Morgan & Chase Co	6/2/2015	CZK	58,000	USD	2,369	46

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co	6/2/2015	CZK	870,500	USD	35,572	$708
Bank of Montreal	6/2/2015	EUR	219,500	USD	246,041	4,965
Bank of Montreal	6/2/2015	EUR	11,600	USD	12,718	(23)
JP Morgan & Chase Co	6/2/2015	EUR	6,000	USD	6,726	136
JP Morgan & Chase Co	6/2/2015	EUR	99,000	USD	110,966	2,235
JP Morgan & Chase Co	6/2/2015	EUR	4,000	USD	4,483	90
State Street Bank & Trust Co	6/2/2015	EUR	464,500	USD	520,665	10,506
Bank of Montreal	6/2/2015	HKD	155,749,800	USD	20,093,533	6,246
JP Morgan & Chase Co	6/2/2015	HKD	62,227,000	USD	8,028,099	2,589
JP Morgan & Chase Co	6/2/2015	HKD	226,853,563	USD	29,267,085	9,437
State Street Bank & Trust Co	6/2/2015	HKD	9,411,500	USD	1,214,191	376
The Bank of New York Mellon	6/2/2015	HKD	66,285,000	USD	8,551,524	2,647
JP Morgan & Chase Co	6/2/2015	HUF	28,747,000	USD	106,168	4,048
JP Morgan & Chase Co	6/2/2015	HUF	161,588,500	USD	596,776	22,756
JP Morgan & Chase Co	6/2/2015	HUF	361,000	USD	1,329	47
State Street Bank & Trust Co	6/2/2015	HUF	82,179,500	USD	303,484	11,553
Bank of Montreal	6/2/2015	PLN	5,369,000	USD	1,429,675	(4,832)
JP Morgan & Chase Co	6/2/2015	PLN	299,000	USD	82,770	2,882
JP Morgan & Chase Co	6/2/2015	PLN	17,721,000	USD	4,905,555	170,802
State Street Bank & Trust Co	6/2/2015	PLN	10,504,000	USD	2,907,691	101,199
Bank of Montreal	6/2/2015	TRY	1,438,500	USD	540,383	91
JP Morgan & Chase Co	6/2/2015	TRY	627,000	USD	232,384	(3,113)
JP Morgan & Chase Co	6/2/2015	TRY	8,859,172	USD	3,283,473	(43,978)
State Street Bank & Trust Co	6/2/2015	TRY	5,638,500	USD	2,089,681	(28,105)
The Bank of New York Mellon	6/2/2015	TRY	227,500	USD	84,316	(1,132)
Bank of Montreal	6/2/2015	USD	240,649	EUR	219,500	428
Bank of Montreal	6/2/2015	USD	7,725,552	HKD	59,885,000	(2,092)
Bank of Montreal	6/2/2015	USD	20,092,730	HKD	155,749,800	(5,442)
JP Morgan & Chase Co	6/2/2015	USD	63,303	CZK	1,582,500	77
JP Morgan & Chase Co	6/2/2015	USD	119,502	EUR	109,000	212
JP Morgan & Chase Co	6/2/2015	USD	5,290	HKD	41,000	(2)
JP Morgan & Chase Co	6/2/2015	USD	37,287,970	HKD	289,039,563	(10,099)
JP Morgan & Chase Co	6/2/2015	USD	675,618	HUF	190,696,500	1,804
JP Morgan & Chase Co	6/2/2015	USD	7,768	PLN	28,000	(287)
JP Morgan & Chase Co	6/2/2015	USD	4,790,968	PLN	17,992,000	16,193
JP Morgan & Chase Co	6/2/2015	USD	36,359	TRY	98,000	450
JP Morgan & Chase Co	6/2/2015	USD	3,525,703	TRY	9,388,172	437
State Street Bank & Trust Co	6/2/2015	USD	34,797	CZK	870,500	67
State Street Bank & Trust Co	6/2/2015	USD	509,255	EUR	464,500	905
State Street Bank & Trust Co	6/2/2015	USD	1,214,144	HKD	9,411,500	(329)
State Street Bank & Trust Co	6/2/2015	USD	291,154	HUF	82,179,500	777
State Street Bank & Trust Co	6/2/2015	USD	2,797,039	PLN	10,504,000	9,454
State Street Bank & Trust Co	6/2/2015	USD	2,117,598	TRY	5,638,500	189
The Bank of New York Mellon	6/2/2015	USD	3,363	EUR	3,000	(68)
The Bank of New York Mellon	6/2/2015	USD	9,696	EUR	8,600	(251)
The Bank of New York Mellon	6/2/2015	USD	806,256	HKD	6,250,000	(184)
The Bank of New York Mellon	6/2/2015	USD	19,346	HKD	150,000	—
The Bank of New York Mellon	6/2/2015	USD	449,053	PLN	1,622,000	(15,682)
The Bank of New York Mellon	6/2/2015	USD	1,024,898	PLN	3,700,000	(36,320)
The Bank of New York Mellon	6/2/2015	USD	13,104	PLN	47,000	(547)
The Bank of New York Mellon	6/2/2015	USD	48,922	TRY	132,000	657
The Bank of New York Mellon	6/2/2015	USD	538,519	TRY	1,454,000	7,595
The Bank of New York Mellon	6/2/2015	USD	30,004	TRY	80,000	44
Bank of Montreal	6/3/2015	AED	1,520,000	USD	413,825	(2)
JP Morgan & Chase Co	6/3/2015	AED	813,000	USD	221,348	5
JP Morgan & Chase Co	6/3/2015	AED	1,324,000	USD	360,473	8
The Bank of New York Mellon	6/3/2015	AED	4,125,000	USD	1,123,088	38

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/3/2015	BRL	15,157,857	USD	4,998,799	$246,705
JP Morgan & Chase Co	6/3/2015	BRL	3,718,000	USD	1,224,436	58,817
JP Morgan & Chase Co	6/3/2015	BRL	623,940	USD	200,000	4,390
State Street Bank & Trust Co	6/3/2015	BRL	12,446,000	USD	4,098,798	196,890
The Bank of New York Mellon	6/3/2015	BRL	2,494,104	USD	821,916	39,997
The Bank of New York Mellon	6/3/2015	BRL	34,438,283	USD	11,363,145	566,503
JP Morgan & Chase Co	6/3/2015	CLP	1,925,849,800	USD	3,142,090	26,928
JP Morgan & Chase Co	6/3/2015	CLP	84,331,000	USD	137,309	899
State Street Bank & Trust Co	6/3/2015	CLP	1,307,979,000	USD	2,132,864	17,140
JP Morgan & Chase Co	6/3/2015	COP	228,199,000	USD	94,918	4,782
JP Morgan & Chase Co	6/3/2015	COP	1,729,644,100	USD	720,364	37,175
State Street Bank & Trust Co	6/3/2015	COP	1,337,867,500	USD	556,517	28,076
JP Morgan & Chase Co	6/3/2015	EGP	10,822,002	USD	1,423,948	6,623
JP Morgan & Chase Co	6/3/2015	IDR	1,984,200,000	USD	149,864	(100)
JP Morgan & Chase Co	6/3/2015	INR	702,843,606	USD	10,972,502	(25,791)
State Street Bank & Trust Co	6/3/2015	INR	38,639,000	USD	602,698	(1,935)
JP Morgan & Chase Co	6/3/2015	KRW	23,668,074,000	USD	22,159,043	804,807
JP Morgan & Chase Co	6/3/2015	KRW	1,600,256,000	USD	1,491,635	47,823
JP Morgan & Chase Co	6/3/2015	KRW	1,189,052,000	USD	1,102,199	29,391
State Street Bank & Trust Co	6/3/2015	KRW	17,221,893,000	USD	16,134,432	596,186
JP Morgan & Chase Co	6/3/2015	MXN	2,988,000	USD	194,110	113
JP Morgan & Chase Co	6/3/2015	MXN	118,221,000	USD	7,679,910	4,387
State Street Bank & Trust Co	6/3/2015	MXN	9,753,500	USD	633,608	360
The Bank of Nova Scotia	6/3/2015	MXN	57,539,500	USD	3,738,176	2,412
The Bank of Nova Scotia	6/3/2015	MXN	1,235,000	USD	80,074	(109)
JP Morgan & Chase Co	6/3/2015	PHP	96,949,000	USD	2,168,784	(5,319)
State Street Bank & Trust Co	6/3/2015	PHP	55,368,000	USD	1,239,434	(2,206)
JP Morgan & Chase Co	6/3/2015	QAR	982,000	USD	269,609	(183)
JP Morgan & Chase Co	6/3/2015	QAR	217,000	USD	59,577	(40)
The Bank of New York Mellon	6/3/2015	QAR	3,684,000	USD	1,012,074	(57)
JP Morgan & Chase Co	6/3/2015	RUB	164,010,825	USD	3,141,970	14,641
State Street Bank & Trust Co	6/3/2015	RUB	159,594,500	USD	3,059,124	16,005
JP Morgan & Chase Co	6/3/2015	TWD	3,392,000	USD	110,669	154
JP Morgan & Chase Co	6/3/2015	TWD	511,237,360	USD	16,685,837	29,221
JP Morgan & Chase Co	6/3/2015	TWD	3,074,300	USD	100,000	(164)
State Street Bank & Trust Co	6/3/2015	TWD	307,534,000	USD	10,041,927	22,166
Bank of Montreal	6/3/2015	USD	413,825	AED	1,520,000	2
JP Morgan & Chase Co	6/3/2015	USD	581,809	AED	2,137,000	(1)
JP Morgan & Chase Co	6/3/2015	USD	397,589	BRL	1,207,000	(19,186)
JP Morgan & Chase Co	6/3/2015	USD	5,725,266	BRL	18,292,797	9,654
JP Morgan & Chase Co	6/3/2015	USD	27,055	CLP	16,588,000	(223)
JP Morgan & Chase Co	6/3/2015	USD	3,218,951	CLP	1,993,592,800	5,789
JP Morgan & Chase Co	6/3/2015	USD	10,766	COP	25,758,000	(592)
JP Morgan & Chase Co	6/3/2015	USD	761,926	COP	1,932,085,100	1,224
JP Morgan & Chase Co	6/3/2015	USD	21,447	EGP	163,000	(100)
JP Morgan & Chase Co	6/3/2015	USD	1,415,538	EGP	10,659,002	(19,561)
JP Morgan & Chase Co	6/3/2015	USD	150,000	IDR	1,984,200,000	(36)
JP Morgan & Chase Co	6/3/2015	USD	218,000	INR	13,970,312	611
JP Morgan & Chase Co	6/3/2015	USD	58,194	INR	3,725,000	96
JP Morgan & Chase Co	6/3/2015	USD	482,514	INR	30,905,000	1,096
JP Morgan & Chase Co	6/3/2015	USD	150,000	INR	9,567,150	(291)
JP Morgan & Chase Co	6/3/2015	USD	10,112,567	INR	644,676,144	(24,495)
JP Morgan & Chase Co	6/3/2015	USD	119,440	KRW	128,670,000	(3,349)
JP Morgan & Chase Co	6/3/2015	USD	200,000	KRW	216,408,000	(4,748)
JP Morgan & Chase Co	6/3/2015	USD	23,461,190	KRW	26,112,304,000	98,323
JP Morgan & Chase Co	6/3/2015	USD	142,342	MXN	2,194,000	104
JP Morgan & Chase Co	6/3/2015	USD	7,716,086	MXN	119,015,000	10,987

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/3/2015	USD	16,505	PHP	737,000	$22
JP Morgan & Chase Co	6/3/2015	USD	55,877	PHP	2,495,000	74
JP Morgan & Chase Co	6/3/2015	USD	2,104,581	PHP	93,717,000	(2,956)
JP Morgan & Chase Co	6/3/2015	USD	329,439	QAR	1,199,000	(30)
JP Morgan & Chase Co	6/3/2015	USD	263,000	RUB	13,699,670	(1,777)
JP Morgan & Chase Co	6/3/2015	USD	94,291	RUB	4,922,000	(439)
JP Morgan & Chase Co	6/3/2015	USD	910,172	RUB	47,511,000	(4,241)
JP Morgan & Chase Co	6/3/2015	USD	1,871,475	RUB	97,878,155	(5,152)
JP Morgan & Chase Co	6/3/2015	USD	843,000	TWD	25,822,776	(1,669)
JP Morgan & Chase Co	6/3/2015	USD	140,683	TWD	4,308,000	(324)
JP Morgan & Chase Co	6/3/2015	USD	15,830,288	TWD	487,572,884	55,316
State Street Bank & Trust Co	6/3/2015	USD	3,897,902	BRL	12,446,000	4,006
State Street Bank & Trust Co	6/3/2015	USD	2,113,393	CLP	1,307,979,000	2,331
State Street Bank & Trust Co	6/3/2015	USD	527,904	COP	1,337,867,500	537
State Street Bank & Trust Co	6/3/2015	USD	605,817	INR	38,639,000	(1,183)
State Street Bank & Trust Co	6/3/2015	USD	15,476,180	KRW	17,221,893,000	62,066
State Street Bank & Trust Co	6/3/2015	USD	632,345	MXN	9,753,500	903
State Street Bank & Trust Co	6/3/2015	USD	1,243,414	PHP	55,368,000	(1,775)
State Street Bank & Trust Co	6/3/2015	USD	3,039,895	RUB	159,594,500	3,223
State Street Bank & Trust Co	6/3/2015	USD	9,984,870	TWD	307,534,000	34,890
The Bank of New York Mellon	6/3/2015	USD	1,123,048	AED	4,125,000	2
The Bank of New York Mellon	6/3/2015	USD	1,453,958	BRL	4,500,000	(43,177)
The Bank of New York Mellon	6/3/2015	USD	8,505	BRL	26,000	(354)
The Bank of New York Mellon	6/3/2015	USD	10,129,414	BRL	32,356,387	14,539
The Bank of New York Mellon	6/3/2015	USD	27,158	MXN	418,000	(19)
The Bank of New York Mellon	6/3/2015	USD	43,918	MXN	674,000	(158)
The Bank of New York Mellon	6/3/2015	USD	9,469	MXN	143,000	(185)
The Bank of New York Mellon	6/3/2015	USD	1,012,171	QAR	3,684,000	(40)
The Bank of Nova Scotia	6/3/2015	USD	3,730,699	MXN	57,539,500	5,065
JP Morgan & Chase Co	6/4/2015	IDR	65,141,227,500	USD	4,971,854	49,457
State Street Bank & Trust Co	6/4/2015	IDR	37,179,997,500	USD	2,844,682	35,176
JP Morgan & Chase Co	6/4/2015	MYR	23,416,847	USD	6,539,375	153,990
JP Morgan & Chase Co	6/4/2015	MYR	541,485	USD	150,000	2,346
State Street Bank & Trust Co	6/4/2015	MYR	15,606,000	USD	4,359,827	104,330
JP Morgan & Chase Co	6/4/2015	THB	123,626,000	USD	3,731,486	57,040
State Street Bank & Trust Co	6/4/2015	THB	72,311,000	USD	2,188,424	39,176
JP Morgan & Chase Co	6/4/2015	USD	12,038	IDR	157,347,000	(148)
JP Morgan & Chase Co	6/4/2015	USD	487,989	IDR	6,378,501,000	(5,997)
JP Morgan & Chase Co	6/4/2015	USD	4,461,093	IDR	58,605,379,500	(32,578)
JP Morgan & Chase Co	6/4/2015	USD	5,029	MYR	18,000	(120)
JP Morgan & Chase Co	6/4/2015	USD	311,225	MYR	1,114,000	(7,456)
JP Morgan & Chase Co	6/4/2015	USD	6,228,704	MYR	22,826,332	(4,343)
JP Morgan & Chase Co	6/4/2015	USD	92,772	THB	3,068,000	(1,584)
JP Morgan & Chase Co	6/4/2015	USD	23,830	THB	788,000	(409)
JP Morgan & Chase Co	6/4/2015	USD	3,557,278	THB	119,770,000	2,559
State Street Bank & Trust Co	6/4/2015	USD	2,813,682	IDR	37,179,997,500	(4,176)
State Street Bank & Trust Co	6/4/2015	USD	4,260,675	MYR	15,606,000	(5,178)
State Street Bank & Trust Co	6/4/2015	USD	2,148,277	THB	72,311,000	971
JP Morgan & Chase Co	6/5/2015	USD	337,664	ZAR	4,057,655	(3,836)
JP Morgan & Chase Co	6/5/2015	USD	384,376	ZAR	4,604,000	(5,600)
JP Morgan & Chase Co	6/5/2015	USD	10,347,193	ZAR	125,967,000	16,247
JP Morgan & Chase Co	6/5/2015	USD	87,039	ZAR	1,059,616	137
State Street Bank & Trust Co	6/5/2015	USD	2,821,842	ZAR	34,353,000	4,416
JP Morgan & Chase Co	6/5/2015	ZAR	7,919,000	USD	658,989	7,484
JP Morgan & Chase Co	6/5/2015	ZAR	1,802,271	USD	150,000	1,725
State Street Bank & Trust Co	6/5/2015	ZAR	34,353,000	USD	2,858,641	32,383
The Bank of New York Mellon	6/5/2015	ZAR	107,782,000	USD	8,966,031	98,690

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/5/2015	ZAR	689,000	USD	57,316	$631
The Bank of New York Mellon	6/5/2015	ZAR	17,496,000	USD	1,447,912	8,497
JP Morgan & Chase Co	7/2/2015	CZK	1,582,500	USD	63,324	(79)
State Street Bank & Trust Co	7/2/2015	CZK	870,500	USD	34,808	(68)
State Street Bank & Trust Co	7/2/2015	CZK	74,000	USD	2,965	—
Bank of Montreal	7/2/2015	EUR	219,500	USD	240,738	(441)
JP Morgan & Chase Co	7/2/2015	EUR	109,000	USD	119,539	(227)
State Street Bank & Trust Co	7/2/2015	EUR	464,500	USD	509,449	(928)
Bank of Montreal	7/2/2015	HKD	155,749,800	USD	20,090,916	5,061
Bank of Montreal	7/2/2015	HKD	59,885,000	USD	7,724,854	1,946
JP Morgan & Chase Co	7/2/2015	HKD	289,039,563	USD	37,284,362	9,152
State Street Bank & Trust Co	7/2/2015	HKD	9,411,500	USD	1,214,066	337
JP Morgan & Chase Co	7/2/2015	HUF	190,696,500	USD	675,235	(1,774)
State Street Bank & Trust Co	7/2/2015	HUF	82,179,500	USD	290,976	(777)
State Street Bank & Trust Co	7/2/2015	HUF	1,874,000	USD	6,631	(22)
State Street Bank & Trust Co	7/2/2015	HUF	640,000	USD	2,271	(1)
JP Morgan & Chase Co	7/2/2015	MXN	119,015,000	USD	7,699,125	(11,253)
State Street Bank & Trust Co	7/2/2015	MXN	9,753,500	USD	630,947	(932)
State Street Bank & Trust Co	7/2/2015	MXN	2,610,000	USD	168,819	(270)
The Bank of Nova Scotia	7/2/2015	MXN	57,539,500	USD	3,722,372	(5,320)
JP Morgan & Chase Co	7/2/2015	PLN	17,992,000	USD	4,786,761	(15,931)
State Street Bank & Trust Co	7/2/2015	PLN	10,504,000	USD	2,794,602	(9,282)
State Street Bank & Trust Co	7/2/2015	PLN	144,000	USD	38,412	(26)
JP Morgan & Chase Co	7/2/2015	TRY	9,388,172	USD	3,495,184	1,488
State Street Bank & Trust Co	7/2/2015	TRY	5,638,500	USD	2,099,356	1,056
State Street Bank & Trust Co	7/2/2015	TRY	2,000	USD	744	—
Bank of Montreal	7/2/2015	USD	12,722	EUR	11,600	23
Bank of Montreal	7/2/2015	USD	1,428,473	PLN	5,369,000	4,701
Bank of Montreal	7/2/2015	USD	535,629	TRY	1,438,500	(308)
State Street Bank & Trust Co	7/2/2015	USD	3,003	CZK	75,000	2
State Street Bank & Trust Co	7/2/2015	USD	36,799	MXN	568,000	(1)
State Street Bank & Trust Co	7/2/2015	USD	246,734	PLN	927,000	714
State Street Bank & Trust Co	7/2/2015	USD	6,332	TRY	17,000	(6)
State Street Bank & Trust Co	7/2/2015	USD	738,638	ZAR	9,029,000	806
The Bank of Nova Scotia	7/2/2015	USD	79,895	MXN	1,235,000	114
JP Morgan & Chase Co	7/2/2015	ZAR	1,059,616	USD	86,643	(136)
JP Morgan & Chase Co	7/2/2015	ZAR	125,967,000	USD	10,300,047	(16,220)
State Street Bank & Trust Co	7/2/2015	ZAR	34,353,000	USD	2,809,062	(4,332)
State Street Bank & Trust Co	7/2/2015	ZAR	367,000	USD	30,030	(26)
Bank of Montreal	7/6/2015	AED	1,520,000	USD	413,827	(19)
JP Morgan & Chase Co	7/6/2015	AED	2,137,000	USD	581,806	(29)
The Bank of New York Mellon	7/6/2015	AED	4,125,000	USD	1,123,077	(24)
JP Morgan & Chase Co	7/6/2015	BRL	18,292,797	USD	5,660,426	(6,978)
State Street Bank & Trust Co	7/6/2015	BRL	12,446,000	USD	3,855,638	(333)
The Bank of New York Mellon	7/6/2015	BRL	32,356,387	USD	10,010,639	(13,892)
JP Morgan & Chase Co	7/6/2015	CLP	1,993,592,800	USD	3,205,288	(8,494)
State Street Bank & Trust Co	7/6/2015	CLP	1,307,979,000	USD	2,106,246	(2,288)
JP Morgan & Chase Co	7/6/2015	COP	1,932,085,100	USD	758,722	(1,936)
State Street Bank & Trust Co	7/6/2015	COP	23,070,000	USD	9,065	(18)
State Street Bank & Trust Co	7/6/2015	COP	1,337,867,500	USD	525,891	(824)
State Street Bank & Trust Co	7/6/2015	EUR	12,000	USD	13,160	(26)
State Street Bank & Trust Co	7/6/2015	EUR	3,000	USD	3,295	(1)
State Street Bank & Trust Co	7/6/2015	HKD	148,000	USD	19,087	—
JP Morgan & Chase Co	7/6/2015	IDR	58,605,379,500	USD	4,405,757	3,262
State Street Bank & Trust Co	7/6/2015	IDR	4,150,526,000	USD	311,976	184
State Street Bank & Trust Co	7/6/2015	IDR	37,179,997,500	USD	2,794,648	1,649
JP Morgan & Chase Co	7/6/2015	KRW	26,112,304,000	USD	23,434,870	(100,541)

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co	7/6/2015	KRW	17,221,893,000	USD	15,459,509	$(62,843)
JP Morgan & Chase Co	7/6/2015	MYR	22,826,332	USD	6,212,261	5,061
State Street Bank & Trust Co	7/6/2015	MYR	15,606,000	USD	4,250,000	6,236
JP Morgan & Chase Co	7/6/2015	PHP	93,717,000	USD	2,100,336	2,711
State Street Bank & Trust Co	7/6/2015	PHP	55,368,000	USD	1,241,463	2,186
State Street Bank & Trust Co	7/6/2015	PHP	31,000	USD	695	1
JP Morgan & Chase Co	7/6/2015	QAR	1,199,000	USD	329,113	(161)
The Bank of New York Mellon	7/6/2015	QAR	3,684,000	USD	1,012,171	456
JP Morgan & Chase Co	7/6/2015	RUB	97,878,155	USD	1,848,152	5,183
State Street Bank & Trust Co	7/6/2015	RUB	159,594,500	USD	3,001,307	(3,734)
State Street Bank & Trust Co	7/6/2015	RUB	3,082,000	USD	57,965	(67)
State Street Bank & Trust Co	7/6/2015	RUB	13,698,000	USD	257,626	(296)
JP Morgan & Chase Co	7/6/2015	TWD	487,572,884	USD	15,840,575	(46,816)
State Street Bank & Trust Co	7/6/2015	TWD	307,534,000	USD	9,992,332	(28,555)
State Street Bank & Trust Co	7/6/2015	TWD	14,678,000	USD	476,915	(1,363)
JP Morgan & Chase Co	7/6/2015	USD	148,964	IDR	1,984,200,000	91
State Street Bank & Trust Co	7/6/2015	USD	123,614	AED	454,000	(4)
State Street Bank & Trust Co	7/6/2015	USD	82,090	BRL	264,000	(298)
State Street Bank & Trust Co	7/6/2015	USD	308,550	BRL	996,000	27
State Street Bank & Trust Co	7/6/2015	USD	4,990	CLP	3,099,000	5
State Street Bank & Trust Co	7/6/2015	USD	20,580	CLP	12,780,000	22
State Street Bank & Trust Co	7/6/2015	USD	95,967	COP	244,139,000	150
State Street Bank & Trust Co	7/6/2015	USD	2,484,518	HKD	19,259,000	(835)
State Street Bank & Trust Co	7/6/2015	USD	1,063	IDR	14,136,000	(1)
State Street Bank & Trust Co	7/6/2015	USD	1,148,969	KRW	1,279,952,000	4,670
State Street Bank & Trust Co	7/6/2015	USD	77,066	KRW	85,852,000	313
State Street Bank & Trust Co	7/6/2015	USD	55,973	MYR	205,000	(227)
State Street Bank & Trust Co	7/6/2015	USD	344,499	MYR	1,265,000	(506)
State Street Bank & Trust Co	7/6/2015	USD	88,522	PHP	3,948,000	(156)
State Street Bank & Trust Co	7/6/2015	USD	92,012	QAR	335,000	(13)
State Street Bank & Trust Co	7/6/2015	USD	26,500,000	TWD	814,477,500	39,462
State Street Bank & Trust Co	7/6/2015	USD	77,675	TWD	2,391,000	235
JP Morgan & Chase Co	7/7/2015	EGP	10,659,002	USD	1,395,157	10,686
JP Morgan & Chase Co	7/7/2015	INR	644,676,144	USD	10,047,945	29,415
State Street Bank & Trust Co	7/7/2015	INR	89,880,000	USD	1,400,000	3,228
State Street Bank & Trust Co	7/7/2015	INR	15,695,000	USD	244,547	640
State Street Bank & Trust Co	7/7/2015	INR	38,639,000	USD	602,041	1,575
JP Morgan & Chase Co	7/7/2015	THB	119,770,000	USD	3,548,373	(7,421)
State Street Bank & Trust Co	7/7/2015	THB	72,311,000	USD	2,143,183	(3,623)
State Street Bank & Trust Co	7/7/2015	THB	819,000	USD	24,275	(40)
State Street Bank & Trust Co	7/7/2015	USD	10,284	INR	660,000	(27)
State Street Bank & Trust Co	7/7/2015	USD	380,933	THB	12,828,000	(89)

Total net unrealized appreciation						$3,508,779

Currency Abbreviations

AED – Arab Emirates Dirham

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

EUR – Euro

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2015

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Phillippine Peso

PLN – Polish Zloty

QAR – Qatari Rial

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 98.4%
Austria — 0.9%
Andritz AG	314	$19,412
BUWOG AG*(a)	375	7,549
CA Immobilien Anlagen AG*	750	13,542
Conwert Immobilien Invest SE*	317	4,261
DO & CO AG	75	6,451
Erste Group Bank AG*	1,246	36,148
EVN AG	375	4,234
FACC AG*	100	757
Immofinanz AG*	4,575	12,185
Mayr Melnhof Karton AG	100	11,389
Oesterreichische Post AG	75	3,701
OMV AG	630	17,886
Palfinger AG	375	11,176
Raiffeisen Bank International AG	508	7,811
RHI AG	100	2,707
S IMMO AG*	375	3,285
Semperit AG Holding	75	3,032
UNIQA Insurance Group AG	575	5,634
Voestalpine AG	508	21,129
Wienerberger AG	375	5,990
Zumtobel Group AG	100	2,748

		201,027

Belgium — 4.4%
Ablynx NV*(a)	375	4,390
Ackermans & van Haaren NV	106	14,482
Ageas	976	36,553
Agfa Gevaert NV*	750	2,034
Anheuser-Busch InBev NV	3,964	476,507
Befimmo SA REIT	96	6,309
Bekaert SA	200	5,808
Belgacom SA	689	23,932
BHF Kleinwort Benson Group*	375	1,759
bpost SA	375	10,824
Cofinimmo SA REIT	76	7,998
Colruyt SA	300	13,494
Delhaize Group SA*	512	45,695
D’ieteren SA	200	7,846
Econocom Group SA	375	3,229
Elia System Operator SA*	300	13,010
Euronav NV	375	5,146
EVS Broadcast Equipment SA	75	2,391
Exmar NV	375	3,759
Fagron	100	4,526
Galapagos NV*	100	5,750
Groupe Bruxelles Lambert SA	360	29,943
Intervest Offices & Warehouses NV REIT	75	1,895
Ion Beam Applications	100	2,560
KBC Ancora*	300	12,529
KBC Groep NV	1,257	84,283
Melexis NV	100	6,306
Nyrstar NV*	1,500	5,789
Ontex Group NV	400	12,356
Solvay SA	269	37,226
Telenet Group Holding NV*	239	12,988
Tessenderlo Chemie NV*	200	7,404

	Number of Shares	Value
Belgium (Continued)
UCB SA	624	$44,615
Umicore SA	495	24,315

		977,651

Finland — 3.0%
Amer Sports OYJ	675	17,199
Cargotec OYJ, Class B	100	3,813
Caverion Corp.	375	3,744
Citycon OYJ*	1,125	3,257
Cramo OYJ	100	2,170
Elektrobit OYJ	300	1,539
Elisa OYJ	658	20,199
Fortum OYJ	1,981	37,683
F-Secure OYJ	300	969
Huhtamaki OYJ	375	12,632
Kemira OYJ	375	4,419
Kesko OYJ, Class B	375	14,024
Kone OYJ, Class B	1,561	65,440
Konecranes OYJ	375	11,553
Metsa Board OYJ	750	4,736
Metso OYJ	481	13,851
Neste OYJ	601	15,221
Nokia OYJ	18,697	136,454
Nokian Renkaat OYJ	493	15,908
Orion OYJ, Class B	433	14,457
Outokumpu OYJ*	1,125	6,121
Outotec OYJ	750	4,798
PKC Group OYJ	375	9,320
Ramirent OYJ	375	2,797
Sampo OYJ, Class A	2,191	103,185
Sanoma OYJ	750	3,572
Sponda OYJ	750	2,934
Stora Enso OYJ, Class R	2,460	25,735
Technopolis OYJ	375	1,577
Tieto OYJ	375	8,583
UPM-Kymmene OYJ	2,383	42,740
Uponor OYJ	375	6,063
Valmet OYJ	750	8,402
Wartsila OYJ Abp	631	28,192
YIT OYJ	750	5,412

		658,699

France — 30.5%
Accor SA	1,034	56,663
Aeroports de Paris (a)	133	16,455
Air France-KLM*	750	6,212
Air Liquide SA	1,711	220,429
Airbus Group SE*	2,928	199,380
Albioma SA	375	7,661
Alcatel-Lucent*	14,049	56,211
Alstom SA*	929	29,084
Alten SA	200	9,417
Altran Technologies SA	750	7,974
ANF Immobilier REIT*	375	9,390
Arkema SA*	300	22,283
AtoS	425	32,688
AXA SA	9,630	242,363
BNP Paribas SA	5,215	314,618

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
France (Continued)
Bollore SA	4,272	$24,379
Bonduelle SCA	375	10,610
Bouygues SA	994	39,138
Bureau Veritas SA	1,367	31,326
Cap Gemini SA	714	61,966
Carrefour SA*	2,654	90,085
Casino Guichard-Perrachon SA (a)	241	18,920
CGG SA*(a)	750	5,047
Christian Dior SE	300	60,231
Cie de Saint-Gobain (a)	2,354	109,698
Cie Generale des Etablissements Michelin (a)	919	98,481
CNP Assurances	766	12,666
Coface SA	375	4,209
Credit Agricole SA (a)	5,164	77,105
Danone SA	2,881	197,857
Dassault Systemes SA*	631	49,323
Edenred	916	23,139
Eiffage SA	193	11,268
Electricite de France	1,080	26,546
Elior Participations SCA, 144A	375	6,839
Elis SA*	400	8,026
Essilor International SA	1,003	122,442
Etablissements Maurel et Prom*	375	2,936
Euler Hermes Group	150	16,606
Eurazeo SA	172	11,523
Eutelsat Communications SA	839	28,575
Faiveley Transport SA	75	4,942
Faurecia*	375	16,872
FFP	75	6,346
Fonciere des Regions REIT	135	11,891
GameLoft SE*	200	984
Gaztransport Et Technigaz SA	150	9,264
GDF Suez	7,227	145,850
Gecina SA REIT	172	22,603
Genfit*	100	4,194
Groupe Eurotunnel SE	2,086	31,422
Guerbet	75	3,336
Havas SA	1,125	9,218
Hermes International	135	52,732
ICADE REIT	178	13,878
Iliad SA	119	26,969
Imerys SA	165	12,350
Ingenico Group	275	34,115
Innate Pharma SA*	375	6,141
Interparfums SA	75	2,446
Ipsen SA	275	14,688
Ipsos	200	5,350
Jacquet Metal Service	375	7,591
JCDecaux SA	286	11,669
Kering	374	65,702
Klepierre REIT	825	36,652
Korian-Medica	375	13,009
Lafarge SA	961	67,845
Lagardere SCA	526	15,939
Legrand SA*	1,337	75,242
LISI	75	2,245

	Number of Shares	Value
France (Continued)
L’Oreal SA	1,245	$235,121
LVMH Moet Hennessy Louis Vuitton SE	1,378	245,407
Mercialys SA REIT	375	8,925
Mersen	375	10,152
Metropole Television SA	375	7,148
MGI Coutier	375	6,384
MPI	200	679
Natixis SA (a)	4,183	31,360
Neopost SA	163	7,743
Nexans SA*	100	3,962
Nexity SA	200	8,056
NextRadioTV	75	2,570
Numericable-SFR SAS*	435	25,097
Orange SA	9,257	145,997
Orpea	165	11,629
Pernod Ricard SA	1,033	127,693
Peugeot SA*	2,133	44,511
Plastic Omnium SA	375	10,653
Publicis Groupe SA (a)	945	75,569
Remy Cointreau SA	105	7,572
Renault SA (a)	947	98,320
Rexel SA (a)	1,245	22,835
Rubis SCA	163	11,037
Safran SA	1,439	101,797
Saft Groupe SA	200	8,048
Sanofi	5,853	573,086
Schneider Electric SE	2,737	206,756
SCOR SE	689	23,610
SEB SA	75	6,647
Societe BIC SA	121	19,941
Societe Generale SA (a)	3,616	168,886
Societe Television Francaise 1	375	6,332
Sodexo	420	43,319
Solocal Group*	4,125	2,061
Sopra Steria Group	100	8,778
Stallergenes SA	75	4,778
Suez Environnement Co. (a)	1,349	26,017
Technicolor SA	1,125	7,215
Technip SA	464	30,622
Teleperformance	375	27,619
Thales SA (a)	510	31,726
Total SA	10,550	532,714
Trigano SA	75	2,555
Ubisoft Entertainment*	375	6,771
Unibail-Rodamco SE REIT	479	123,025
Valeo SA (a)	392	62,578
Vallourec SA	466	11,521
Valneva SE*	100	448
Veolia Environnement	2,218	46,077
Vicat	100	7,040
Vinci SA	2,368	140,650
Virbac SA	25	6,023
Vivendi SA	6,059	154,320
Wendel SA	135	17,207
Zodiac Aerospace	995	36,298

		6,704,139

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Germany — 27.1%
Aareal Bank AG	375	$14,874
adidas AG	1,036	81,389
AIXTRON SE*	200	1,517
Allianz SE	2,287	358,560
alstria office REIT-AG*	375	4,862
Aurelius AG*	200	9,847
Aurubis AG	175	10,863
Axel Springer SE	179	9,749
BASF SE	4,527	418,642
Bayer AG (a)	4,076	578,161
Bayerische Motoren Werke AG	1,632	180,497
Bechtle AG	100	7,346
Beiersdorf AG	450	40,735
Bilfinger SE	375	15,939
Biotest AG	75	6,458
Borussia Dortmund GmbH & Co. KGaA	375	1,472
Brenntag AG	690	41,673
CANCOM SE	100	3,736
comdirect bank AG	375	3,915
Commerzbank AG*	4,916	65,412
Continental AG	538	124,233
CTS Eventim AG & Co. KGaA	300	10,675
Daimler AG	4,746	444,524
Deutsche Annington Immobilien SE	1,844	58,307
Deutsche Bank AG (a)(b)	6,810	205,048
Deutsche Beteiligungs AG	75	2,376
Deutsche Boerse AG	952	76,254
Deutsche Euroshop AG	375	18,124
Deutsche Lufthansa AG*	989	13,904
Deutsche Post AG	4,830	145,589
Deutsche Telekom AG	15,648	268,878
Deutsche Wohnen AG (a)	1,276	31,084
Deutz AG	375	2,175
Dialog Semiconductor PLC*	375	20,886
DIC Asset AG	375	3,514
DMG MORI SEIKI AG	375	13,151
DO Deutsche Office AG*	375	1,726
Drillisch AG	375	17,430
Duerr AG	120	12,266
E.ON SE	9,991	146,710
ElringKlinger AG	300	8,201
Evonik Industries AG	500	18,671
Evotec AG*	375	1,544
Fraport AG Frankfurt Airport Services Worldwide	163	10,698
Freenet AG	750	24,666
Fresenius Medical Care AG & Co. KGaA	1,078	92,089
Fresenius SE & Co. KGaA	1,858	118,214
GEA Group AG	823	39,957
Gerresheimer AG	75	4,278
Hannover Rueck SE	270	26,229
HeidelbergCement AG	704	57,109
Heidelberger Druckmaschinen AG*	1,125	2,999
Henkel AG & Co. KGaA	602	61,721
Homag Group AG	75	2,883
Hugo Boss AG	333	38,018
Indus Holding AG	200	10,559

	Number of Shares	Value
Germany (Continued)
Infineon Technologies AG	5,742	$74,857
K+S AG (a)	944	30,762
Kabel Deutschland Holding AG*	103	13,914
KION Group AG*	375	17,803
Kloeckner & Co. SE	375	3,270
Krones AG	100	10,959
KUKA AG*	76	6,018
LANXESS AG	419	23,253
LEG Immobilien AG*	375	27,467
Leoni AG	150	9,758
Linde AG	927	178,018
MAN SE	163	16,846
Merck KGaA	646	69,084
Metro AG	691	23,978
MLP AG	375	1,713
Morphosys AG*	104	7,635
MTU Aero Engines AG	275	26,234
Muenchener Rueckversicherungs-Gesellschaft AG (a)	858	158,313
Nordex SE*	375	8,983
Norma Group SE	75	4,022
OSRAM Licht AG	403	21,241
ProSiebenSat.1 Media AG	1,093	52,267
Rational AG	25	9,621
Rheinmetall AG	175	9,200
Rhoen-Klinikum AG	375	10,457
RIB Software AG	100	1,538
RWE AG	2,504	58,468
Salzgitter AG	200	7,253
SAP SE	4,844	358,525
SGL Carbon SE*	100	1,641
Siemens AG	3,917	412,049
SLM Solutions Group AG*	375	7,722
SMA Solar Technology AG*	375	7,008
Software AG	375	10,583
STADA Arzneimittel AG	375	13,013
STRATEC Biomedical AG	75	3,810
Stroeer Media SE	100	4,182
Suedzucker AG	375	5,848
Symrise AG	554	35,266
TAG Immobilien AG (a)	375	4,823
Telefonica Deutschland Holding AG	2,656	14,687
ThyssenKrupp AG	2,024	53,618
United Internet AG	554	25,835
Volkswagen AG	175	42,188
VTG AG	375	9,201
Wacker Chemie AG (a)	75	8,141
Wacker Neuson SE	375	8,647
Wincor Nixdorf AG	375	13,987
Wirecard AG	750	31,079
zooplus AG*	75	9,819

		5,954,941

Ireland — 1.6%
Aer Lingus Group PLC	1,587	4,235
Bank of Ireland*	137,342	52,493
C&C Group PLC	1,500	5,791

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Ireland (Continued)
CRH PLC	4,051	$113,544
FBD Holdings PLC	375	3,913
Glanbia PLC	750	14,778
Hibernia PLC REIT	3,000	4,231
Irish Continental Group PLC	750	3,443
Kerry Group PLC, Class A	797	59,523
Kingspan Group PLC	750	17,117
Origin Enterprises PLC	375	3,501
Paddy Power PLC	157	13,924
Ryanair Holdings PLC	900	11,466
Smurfit Kappa Group PLC	1,125	33,175

		341,134

Italy — 8.2%
A2A SpA	6,377	7,942
ACEA SpA	175	2,454
Amplifon SpA	375	2,974
Anima Holding SpA, 144A	750	6,470
Ansaldo STS SpA	375	3,869
Ascopiave SpA	750	1,835
Assicurazioni Generali SpA	5,755	111,308
Astaldi SpA	375	3,268
Atlantia SpA	2,112	54,325
Autogrill SpA*	375	3,456
Azimut Holding SpA	675	19,157
Banca Carige SpA*(a)	240	1,737
Banca Generali SpA	375	13,336
Banca IFIS SpA	375	8,073
Banca Monte dei Paschi di Siena SpA*(a)	945	1,915
Banca Popolare dell’Emilia Romagna SC	2,250	19,473
Banca Popolare di Milano Scarl	18,005	18,638
Banca Popolare di Sondrio Scarl	1,875	9,011
Banco Popolare SC*	1,557	26,249
Beni Stabili SpA SIIQ REIT (a)	6,377	4,759
Brembo SpA	300	12,748
Buzzi Unicem SpA	375	5,737
Cairo Communication SpA	375	1,975
Cementir Holding SpA	375	2,471
Cerved Information Solutions SpA*	375	2,739
Compagnie Industriali Riunite SpA*(a)	1,875	2,168
Credito Emiliano SpA	325	2,691
Credito Valtellinese SC*	4,875	6,666
Danieli & C Officine Meccaniche SpA	375	8,155
Datalogic SpA	375	5,128
Davide Campari-Milano SpA (a)	1,125	8,587
De’ Longhi	375	8,908
DeA Capital SpA*	2,250	3,882
DiaSorin SpA	200	9,052
Ei Towers SpA	100	6,096
Enel Green Power SpA (a)	8,086	15,302
Enel SpA	34,759	168,660
Eni SpA	12,538	225,698
ERG SpA	375	4,658
EXOR SpA	420	20,905
Falck Renewables SpA	1,500	1,985
Fincantieri SpA*	2,250	1,883
FinecoBank Banca Fineco SpA	1,000	7,507

	Number of Shares	Value
Italy (Continued)
Finmeccanica SpA*	1,738	$23,059
Hera SpA	3,000	7,921
Immobiliare Grande Distribuzione SIIQ SpA REIT	4,125	3,828
Interpump Group SpA	375	6,409
Intesa Sanpaolo SpA	62,054	223,681
Intesa Sanpaolo SpA-RSP	3,993	12,718
Iren SpA	3,000	4,320
Italcementi SpA	750	5,107
Italmobiliare SpA	75	2,389
Italmobiliare SpA-RSP	375	7,002
Luxottica Group SpA	841	56,621
Maire Tecnimont SpA*	375	1,133
Mediaset SpA	3,000	14,452
Mediobanca SpA	2,580	26,551
Mediolanum SpA	1,125	9,576
Moncler SpA	375	7,134
Piaggio & C SpA	1,125	3,645
Pirelli & C. SpA	1,111	18,852
Prysmian SpA	914	20,629
RCS MediaGroup SpA*	1,500	2,028
Recordati SpA	375	7,887
Saipem SpA*	1,260	15,997
Salini Impregilo SpA	750	3,341
Salvatore Ferragamo SpA	375	11,820
Saras SpA*	1,875	3,112
Snam SpA (a)	10,740	53,128
Societa Cattolica DI Assicurazioni Scrl	750	5,881
Societa Iniziative Autostradali e Servizi SpA	1,125	12,319
Sogefi SpA*	750	2,328
Sorin SpA*	1,500	4,432
Telecom Italia SpA*	52,137	63,904
Telecom Italia SpA-RSP*	27,230	26,916
Terna Rete Elettrica Nazionale SpA	6,733	32,094
Tod’s SpA	100	9,220
Trevi Finanziaria Industriale SpA	750	1,870
UniCredit SpA	23,581	164,976
Unione di Banche Italiane SCpA	4,445	36,297
Unipol Gruppo Finanziario SpA*	1,125	6,091
UnipolSai SpA*	4,068	11,054
Vittoria Assicurazioni SpA	375	4,003
World Duty Free SpA*	375	4,152
Yoox SpA*	375	12,183
Zignago Vetro SpA	375	2,183

		1,806,093

Luxembourg — 1.2%
Altice SA*	428	55,704
APERAM SA*	375	15,519
ArcelorMittal (a)	4,925	52,458
BRAAS Monier Building Group SA	375	10,544
Eurofins Scientific SE	44	13,391
Grand City Properties SA*	375	6,553
RTL Group SA	178	15,966
SES SA FDR	1,516	53,680
Tenaris SA	2,114	30,601

		254,416

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Netherlands — 6.9%
Aalberts Industries NV	375	$11,596
Aegon NV	9,148	69,637
Akzo Nobel NV	1,212	92,314
Arcadis NV	375	10,651
ASM International NV	375	18,357
ASML Holding NV	1,714	191,542
BinckBank NV	375	3,484
Brunel International NV	375	7,006
Corbion NV (a)	375	7,286
Delta Lloyd NV (a)	898	15,603
Eurocommercial Properties NV	375	16,783
Euronext NV, 144A	375	16,104
Fugro NV*	375	9,928
Gemalto NV (a)	386	33,763
Grontmij NV*	375	1,577
Heineken Holding NV	434	30,182
Heineken NV	1,137	89,087
IMCD Group NV	200	7,688
ING Groep NV	18,736	308,151
Koninklijke Ahold NV	4,348	88,417
Koninklijke BAM Groep NV*(a)	1,125	4,412
Koninklijke Boskalis Westminster NV	389	19,275
Koninklijke DSM NV	895	53,071
Koninklijke KPN NV	15,989	58,021
Koninklijke Philips NV	4,559	124,202
Koninklijke Vopak NV	300	14,926
NN Group NV*	842	23,549
NSI NV REIT	750	3,169
OCI NV*	360	10,620
PostNL NV*	1,875	8,546
QIAGEN NV*	1,003	24,543
Randstad Holding NV	568	32,895
Royal Imtech NV*	375	1,659
SBM Offshore NV*	982	13,083
TKH Group NV	200	7,663
TNT Express NV	1,876	15,824
TomTom NV*(a)	375	4,187
USG People NV	375	5,179
Wereldhave NV REIT	150	9,068
Wessanen NV	375	3,244
Wolters Kluwer NV	1,350	42,012

		1,508,304

Portugal — 0.6%
Altri SGPS SA	475	1,982
Banco BPI SA*	1,702	2,606
Banco Comercial Portugues SA, Class R*	150,863	14,117
BANIF — Banco Internacional do Funchal SA*	100,000	747
CTT-Correios de Portugal SA	750	7,578
EDP — Energias de Portugal SA	10,351	40,415
Galp Energia SGPS SA	1,724	20,298
Jeronimo Martins SGPS SA	1,079	14,831
Mota-Engil SGPS SA*	375	1,005
NOS SGPS	850	6,278
PHarol SGPS SA*	3,375	1,868
Portucel SA	750	3,110

	Number of Shares	Value
Portugal (Continued)
REN — Redes Energeticas Nacionais SGPS SA	1,125	$3,289
Semapa-Sociedade de Investimento e Gestao	375	5,379
Sonae SGPS SA	3,375	4,444

		127,947

Spain — 11.2%
Abengoa SA, Class A	750	2,649
Abengoa SA, Class B	1,875	6,281
Abertis Infraestructuras SA	2,214	38,894
Acciona SA*	75	5,750
Acerinox SA	775	11,831
ACS Actividades de Construccion y Servicios SA	793	25,567
Aena SA, 144A*	375	39,292
Almirall SA*	375	7,743
Amadeus IT Holding SA, Class A	2,206	100,391
Applus Services SA*	375	4,428
Atresmedia Corp. de Medios de Comunicacion SA	375	5,626
Banco Bilbao Vizcaya Argentaria SA	30,697	303,194
Banco de Sabadell SA*	23,985	60,746
Banco Popular Espanol SA	8,586	42,341
Banco Santander SA	70,804	504,221
Bankia SA*	20,884	26,997
Bankinter SA	3,031	22,321
Bolsas y Mercados Espanoles SA	317	12,852
CaixaBank SA	11,536	55,292
CIE Automotive SA	375	5,941
Deoleo SA*	4,125	1,880
Distribuidora Internacional de Alimentacion SA	2,761	22,003
Duro Felguera SA	375	1,495
Ebro Foods SA	375	7,070
Enagas SA	1,059	30,456
Ence Energia y Celulosa S.A	750	2,731
Endesa SA	1,875	35,060
Faes Farma SA	1,125	2,972
Ferrovial SA	2,199	47,470
Fomento de Construcciones y Contratas SA*	750	7,838
Gamesa Corp. Tecnologica SA*	1,125	17,311
Gas Natural SDG SA	1,561	38,395
Grifols SA	673	26,839
Grupo Catalana Occidente SA	375	11,792
Hispania Activos Inmobiliarios SAU*	375	5,647
Iberdrola SA	26,763	185,063
Inditex SA	5,449	180,496
Indra Sistemas SA	750	7,265
Inmobiliaria Colonial SA*	10,503	7,210
Laboratorios Farmaceuticos Rovi SA	375	6,404
Liberbank SA*	7,503	6,057
Mapfre SA	4,318	15,394
Mediaset Espana Comunicacion SA	750	9,436
Melia Hotels International SA	175	2,277
Merlin Properties Socimi SA REIT*	750	9,761

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Spain (Continued)
NH Hotel Group SA*	750	$4,275
Promotora de Informaciones SA, Class A*	237	2,101
Prosegur Cia de Seguridad SA	1,125	6,178
Red Electrica Corp. SA	481	40,456
Repsol SA	5,141	97,908
Sacyr SA*	1,500	6,366
Tecnicas Reunidas SA	200	9,955
Telefonica SA	21,652	306,291
Tubacex SA	375	1,205
Tubos Reunidos SA	750	1,384
Viscofan SA	175	10,744
Zardoya Otis SA	824	10,597
Zeltia SA*	750	3,196

		2,471,335

Switzerland — 0.1%
STMicroelectronics NV	2,849	24,325

United Arab Emirates — 0.0%
Orascom Construction Ltd.*	48	619

United Kingdom — 2.7%
CNH Industrial NV (a)	4,231	37,663
Fiat Chrysler Automobiles NV*	4,436	70,888
International Consolidated Airlines Group SA*	4,558	38,516
Jazztel PLC*	1,125	16,019
Reed Elsevier NV	3,452	83,713
Unilever NV	8,091	345,056

		591,855

TOTAL COMMON STOCKS (Cost $21,527,384)		21,622,485

	Number of Shares	Value
PREFERRED STOCKS — 2.0%
Germany — 2.0%
Bayerische Motoren Werke AG	253	$21,376
FUCHS PETROLUB SE	329	14,432
Henkel AG & Co. KGaA	883	105,659
Jungheinrich AG	100	6,848
Porsche Automobil Holding SE	774	68,364
Sartorius AG	100	17,606
Volkswagen AG	804	195,150

		429,435

Italy — 0.0%
Unipol Gruppo Finanziario SpA*	1,125	6,158

TOTAL PREFERRED STOCKS (Cost $446,672)		435,593

RIGHTS — 0.0%
Germany — 0.0%
Deutsche Wohnen AG*, expires 6/30/15	1,276	42

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA*(a), expires 6/12/15	945	6,269

TOTAL RIGHTS (Cost $9,193)		6,311

SECURITIES LENDING COLLATERAL — 9.6%
Daily Assets Fund Institutional, 0.14% (c)(d) (Cost $2,117,339)	2,117,339	2,117,339

TOTAL INVESTMENTS — 110.0% (Cost $24,100,588)		$24,181,728
Other assets and liabilities, net — (10.0%)		(2,205,006)

NET ASSETS — 100.0%		$21,976,722

* Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $1,954,147, which is 8.9% of net assets.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR – Fiduciary Depositary Receipt.

REIT – Real Estate Investment Trust.

RSP – Risparmio (Convertible Savings Shares).

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	6/2/2015	EUR	8,089,535	USD	9,067,600	$182,883
JP Morgan & Chase Co	6/2/2015	EUR	7,564,877	USD	8,479,236	170,750
JP Morgan & Chase Co	6/2/2015	EUR	97,000	USD	108,706	2,171
RBC Capital Markets	6/2/2015	EUR	374,118	USD	419,353	8,460
RBC Capital Markets	6/2/2015	EUR	3,673,614	USD	4,117,791	83,069
The Bank of New York Mellon	6/2/2015	EUR	36,784	USD	41,000	600
Canadian Imperial Bank of Commerce	6/2/2015	USD	9,067,600	EUR	8,270,717	16,108

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/2/2015	USD	297,065	EUR	265,000	$(6,016)
JP Morgan & Chase Co	6/2/2015	USD	8,290,876	EUR	7,562,253	14,728
RBC Capital Markets	6/2/2015	USD	4,537,144	EUR	4,138,409	8,060
RBC Capital Markets	6/2/2015	USD	29,811	EUR	27,191	53
The Bank of New York Mellon	6/2/2015	USD	11,189	EUR	10,000	(206)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	8,267,700	USD	9,067,600	(16,667)
JP Morgan & Chase Co	7/2/2015	EUR	7,559,943	USD	8,290,876	(15,731)
RBC Capital Markets	7/2/2015	EUR	4,136,888	USD	4,537,144	(8,327)
RBC Capital Markets	7/2/2015	EUR	27,181	USD	29,811	(55)
RBC Capital Markets	7/6/2015	EUR	382,000	USD	418,964	(790)
RBC Capital Markets	7/6/2015	EUR	84,000	USD	92,279	(23)

Total net unrealized appreciation						$439,067

Currency Abbreviations

EUR – Euro

USD – U.S. Dollar

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 99.3%
Australia — 0.0%
South32 Ltd.*	596,966	$985,393

Austria — 0.3%
Andritz AG	23,830	1,473,246
Erste Group Bank AG*	83,971	2,436,127
Immofinanz AG*	1	3
OMV AG (a)	44,376	1,259,879
Raiffeisen Bank International AG	36,359	559,062
Voestalpine AG (a)	33,773	1,404,705

		7,133,022

Belgium — 2.0%
Ageas	66,096	2,475,424
Anheuser-Busch InBev NV	245,797	29,546,932
Belgacom SA	45,744	1,588,857
Colruyt SA	21,184	952,873
Delhaize Group SA*	31,403	2,802,644
Groupe Bruxelles Lambert SA	24,344	2,024,790
KBC Groep NV	76,596	5,135,844
Solvay SA	17,859	2,471,427
Telenet Group Holding NV*	15,838	860,697
UCB SA	38,045	2,720,186
Umicore SA	28,668	1,408,211

		51,987,885

Bermuda — 0.1%
Seadrill Ltd. (a)	118,753	1,431,836

Channel Islands — 0.1%
Randgold Resources Ltd.	28,400	2,055,297

Denmark — 2.5%
A.P. Moeller — Maersk A/S, Class A	1,235	2,323,551
A.P. Moeller — Maersk A/S, Class B (a)	2,170	4,184,903
Carlsberg A/S, Class B (a)	32,692	3,005,580
Coloplast A/S, Class B	33,492	2,529,373
Danske Bank A/S	215,787	6,331,213
DSV A/S	53,295	1,853,193
ISS A/S	45,395	1,559,111
Novo Nordisk A/S, Class B (a)	581,138	32,450,133
Novozymes A/S, Class B	73,133	3,517,361
Pandora A/S	35,280	3,547,347
TDC A/S	244,358	1,827,446
Tryg A/S	36,482	728,808
Vestas Wind Systems A/S	68,501	3,497,280
William Demant Holding A/S*	7,773	640,241

		67,995,540

Finland — 1.2%
Elisa OYJ	42,851	1,315,415
Fortum OYJ	133,686	2,543,044
Kone OYJ, Class B (a)	95,898	4,020,238
Metso OYJ	33,962	978,016
Neste OYJ	38,546	976,245
Nokia OYJ	1,129,974	8,246,762
Nokian Renkaat OYJ	34,157	1,102,178
Orion OYJ, Class B	30,317	1,012,232
Sampo OYJ, Class A	136,674	6,436,662
Stora Enso OYJ, Class R	165,690	1,733,330

	Number of Shares	Value
Finland (Continued)
UPM-Kymmene OYJ	163,130	$2,925,769
Wartsila OYJ Abp (a)	44,574	1,991,511

		33,281,402

France — 14.7%
Accor SA	64,157	3,515,776
Aeroports de Paris (a)	8,942	1,106,333
Air Liquide SA	105,427	13,582,193
Airbus Group SE*	179,885	12,249,171
Alcatel-Lucent*	860,130	3,441,465
Alstom SA*	65,174	2,040,401
Arkema SA*	19,735	1,465,874
Atos SE	26,358	2,027,294
AXA SA	597,197	15,029,950
BNP Paribas SA (a)	323,718	19,529,742
Bollore SA	260,658	1,487,511
Bouygues SA	61,632	2,426,697
Bureau Veritas SA	79,805	1,828,810
Cap Gemini SA	47,486	4,121,190
Carrefour SA*	168,467	5,718,257
Casino Guichard-Perrachon SA (a)	17,085	1,341,280
Christian Dior SE	16,650	3,342,801
Cie de Saint-Gobain (a)	146,008	6,804,085
Cie Generale des Etablissements Michelin (a)	56,744	6,080,738
CNP Assurances	51,713	855,068
Credit Agricole SA (a)	314,989	4,703,213
Danone SA	177,111	12,163,373
Dassault Systemes SA*	39,110	3,057,066
Edenred	61,946	1,564,808
Electricite de France	72,744	1,788,040
Essilor International SA	62,714	7,655,860
Eurazeo SA	12,596	843,884
Eutelsat Communications SA	52,049	1,772,696
Fonciere des Regions REIT	9,159	806,757
GDF Suez	446,630	9,013,538
Gecina SA REIT	10,618	1,395,325
Groupe Eurotunnel SE	140,717	2,119,642
Hermes International	7,936	3,099,877
ICADE REIT	11,317	882,366
Iliad SA	8,078	1,830,747
Imerys SA	10,371	776,259
JCDecaux SA	23,941	976,835
Kering	23,171	4,070,512
Klepierre REIT	52,059	2,312,780
Lafarge SA	57,158	4,035,273
Lagardere SCA	35,558	1,077,480
Legrand SA*(a)	80,954	4,555,830
L’Oreal SA	77,218	14,582,795
LVMH Moet Hennessy Louis Vuitton SE	85,341	15,198,290
Natixis SA (a)	281,311	2,108,983
Numericable-SFR SAS*	29,286	1,689,614
Orange SA (a)	566,741	8,938,386
Pernod Ricard SA	64,912	8,023,993
Peugeot SA*	132,230	2,759,330
Publicis Groupe SA (a)	57,474	4,596,026
Remy Cointreau SA	7,433	536,025

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
France (Continued)
Renault SA (a)	58,790	$6,103,700
Rexel SA (a)	89,229	1,636,600
Safran SA	89,207	6,310,624
Sanofi	362,907	35,533,398
Schneider Electric SE	169,746	12,822,767
SCOR SE	46,270	1,585,529
Societe BIC SA	8,635	1,423,044
Societe Generale SA (a)	221,478	10,344,154
Sodexo	28,823	2,972,837
Suez Environnement Co. (a)	89,374	1,723,676
Technip SA	30,851	2,036,064
Thales SA (a)	31,646	1,968,621
Total SA	654,223	33,034,489
Unibail-Rodamco SE REIT	30,002	7,705,621
Valeo SA (a)	24,328	3,883,663
Vallourec SA	32,895	813,253
Veolia Environnement	137,498	2,856,424
Vinci SA	144,435	8,578,852
Vivendi SA	366,181	9,326,455
Wendel SA	9,330	1,189,178
Zodiac Aerospace	61,649	2,248,953

		391,028,141

Germany — 12.7%
adidas AG	63,926	5,022,105
Allianz SE	139,672	21,898,054
Axel Springer SE	13,642	743,006
BASF SE	280,730	25,960,973
Bayer AG (a)	252,784	35,856,182
Bayerische Motoren Werke AG	101,207	11,193,350
Beiersdorf AG	30,809	2,788,883
Brenntag AG	47,218	2,851,749
Celesio AG	1	29
Commerzbank AG*	325,386	4,329,546
Continental AG	33,652	7,770,821
Daimler AG	294,327	27,567,497
Deutsche Annington Immobilien SE	105,401	3,332,779
Deutsche Bank AG (a)(b)	421,586	12,693,883
Deutsche Boerse AG	59,019	4,727,354
Deutsche Lufthansa AG*	69,690	979,717
Deutsche Post AG	296,187	8,927,899
Deutsche Telekom AG	970,410	16,674,426
Deutsche Wohnen AG (a)	90,096	2,194,760
E.ON SE	611,619	8,981,160
Evonik Industries AG	28,588	1,067,536
Fraport AG Frankfurt Airport Services Worldwide (a)	12,701	833,621
Fresenius Medical Care AG & Co. KGaA	66,591	5,688,576
Fresenius SE & Co. KGaA	115,944	7,376,865
GEA Group AG	55,904	2,714,153
Hannover Rueck SE	18,144	1,762,588
HeidelbergCement AG	43,092	3,495,634
Henkel AG & Co. KGaA	35,244	3,613,430
Hugo Boss AG	20,114	2,296,376
Infineon Technologies AG	344,676	4,493,470
K+S AG (a)	58,481	1,905,691
Kabel Deutschland Holding AG*	6,719	907,674

	Number of Shares	Value
Germany (Continued)
LANXESS AG	27,519	$1,527,221
Linde AG	56,746	10,897,351
MAN SE	10,622	1,097,781
Merck KGaA	39,516	4,225,890
Metro AG	48,774	1,692,493
Muenchener Rueckversicherungs-Gesellschaft AG (a)	52,847	9,751,011
OSRAM Licht AG	26,802	1,412,661
ProSiebenSat.1 Media AG	66,053	3,158,647
RWE AG	149,607	3,493,295
SAP SE	300,400	22,233,889
Siemens AG	242,360	25,495,047
Symrise AG	37,167	2,365,952
Telefonica Deutschland Holding AG	179,039	990,073
ThyssenKrupp AG	136,645	3,619,854
TUI AG	138,918	2,460,811
United Internet AG	37,076	1,728,992
Volkswagen AG	10,825	2,609,651

		339,410,406

Ireland — 1.3%
Bank of Ireland*	8,407,990	3,213,597
CRH PLC	249,145	6,983,175
Experian PLC	302,432	5,759,465
Kerry Group PLC, Class A	48,383	3,613,448
Shire PLC	180,434	15,539,915

		35,109,600

Italy — 3.3%
Assicurazioni Generali SpA	356,886	6,902,540
Atlantia SpA	126,221	3,246,673
Banca Monte dei Paschi di Siena SpA*(a)	65,423	132,571
Banco Popolare SC*	108,969	1,837,094
Enel Green Power SpA (a)	526,638	996,592
Enel SpA	2,155,562	10,459,388
Eni SpA	777,521	13,996,232
EXOR SpA	29,601	1,473,385
Finmeccanica SpA*	121,758	1,615,416
Intesa Sanpaolo SpA	3,874,611	13,966,473
Intesa Sanpaolo SpA-RSP	280,614	893,773
Luxottica Group SpA	51,575	3,472,320
Mediobanca SpA	181,450	1,867,311
Pirelli & C. SpA	79,964	1,356,885
Prysmian SpA	61,868	1,396,362
Saipem SpA*	79,679	1,011,630
Snam SpA (a)	642,011	3,175,857
Telecom Italia SpA*	3,088,006	3,784,969
Telecom Italia SpA-RSP*	1,813,361	1,792,449
Terna Rete Elettrica Nazionale SpA	453,661	2,162,426
UniCredit SpA	1,462,327	10,230,668
Unione di Banche Italiane SCpA (a)	275,604	2,250,539
UnipolSai SpA*(a)	273,888	744,205

		88,765,758

Luxembourg — 0.6%
Altice SA*	26,549	3,455,306
ArcelorMittal (a)	305,438	3,253,309

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Luxembourg (Continued)
Millicom International Cellular SA SDR	19,902	$1,596,548
RTL Group SA	11,750	1,053,951
SES SA FDR	98,019	3,470,766
Tenaris SA	142,159	2,057,832

		14,887,712

Mexico — 0.0%
Fresnillo PLC (a)(c)	66,554	772,571

Netherlands — 6.4%
Aegon NV	553,769	4,215,456
Akzo Nobel NV	75,057	5,716,862
ASML Holding NV	107,143	11,973,421
Delta Lloyd NV (a)	66,044	1,147,519
Gemalto NV (a)	24,448	2,138,428
Heineken Holding NV	30,364	2,111,640
Heineken NV	70,430	5,518,371
ING Groep NV	1,179,278	19,395,594
Koninklijke Ahold NV	273,366	5,558,892
Koninklijke Boskalis Westminster NV	25,864	1,281,553
Koninklijke DSM NV	55,478	3,289,684
Koninklijke KPN NV	978,857	3,552,052
Koninklijke Philips NV	285,741	7,784,520
Koninklijke Vopak NV	21,193	1,054,413
NN Group NV*	58,969	1,649,254
OCI NV*	25,363	748,215
QIAGEN NV*	70,023	1,713,468
Randstad Holding NV	37,945	2,197,518
Reed Elsevier NV	211,174	5,121,056
Royal Dutch Shell PLC, Class A	1,190,348	35,349,486
Royal Dutch Shell PLC, Class B	745,913	22,498,919
TNT Express NV	150,784	1,271,852
Unilever NV	497,901	21,233,933
Wolters Kluwer NV	92,278	2,871,716

		169,393,822

Norway — 0.9%
DNB ASA	298,707	5,246,711
Gjensidige Forsikring ASA	60,159	928,947
Norsk Hydro ASA (a)	404,720	1,900,368
Orkla ASA	245,357	1,922,759
Statoil ASA (a)	341,086	6,399,272
Telenor ASA	229,479	5,203,050
Yara International ASA	54,800	2,765,650

		24,366,757

Portugal — 0.2%
Banco Comercial Portugues SA, Class R*	11,595,134	1,085,014
Banco Espirito Santo SA*	56,984	0
EDP — Energias de Portugal SA	707,829	2,763,682
Galp Energia SGPS SA	116,024	1,366,038
Jeronimo Martins SGPS SA	75,767	1,041,432

		6,256,166

South Africa — 0.1%
Lonmin PLC*	33,923	73,105
Mondi PLC	112,316	2,533,754

		2,606,859

	Number of Shares	Value
Spain — 5.3%
Abertis Infraestructuras SA	137,296	$2,411,916
ACS Actividades de Construccion y Servicios SA	57,715	1,860,762
Aena SA, 144A*	20,673	2,166,067
Amadeus IT Holding SA, Class A	136,834	6,227,037
Banco Bilbao Vizcaya Argentaria SA	1,929,768	19,060,301
Banco de Sabadell SA*	1,487,399	3,767,097
Banco Popular Espanol SA	541,646	2,671,049
Banco Santander SA	4,390,956	31,269,587
Bankia SA*	1,386,350	1,792,130
Bankinter SA	202,865	1,493,915
CaixaBank SA	695,284	3,332,476
Distribuidora Internacional de Alimentacion SA	186,151	1,483,483
Enagas SA	65,654	1,888,138
Endesa SA	95,606	1,787,690
Ferrovial SA	136,327	2,942,896
Gas Natural SDG SA	105,374	2,591,819
Grifols SA	44,906	1,790,815
Iberdrola SA	1,659,695	11,476,595
Inditex SA	333,402	11,043,827
Mapfre SA	329,446	1,174,499
Red Electrica Corp. SA	33,058	2,780,430
Repsol SA	314,206	5,983,890
Telefonica SA	1,361,210	19,255,777
Zardoya Otis SA	54,131	696,182

		140,948,378

Sweden — 4.5%
Alfa Laval AB	94,638	1,785,874
Assa Abloy AB, Class B*	102,091	6,022,609
Atlas Copco AB, Class A	205,224	6,204,978
Atlas Copco AB, Class B	119,279	3,210,524
Atlas Copco AB — A Redemption*	193,383	134,948
Atlas Copco AB — B Redemption*	112,434	78,459
Boliden AB	82,367	1,765,870
Electrolux AB, Series B	72,400	2,208,555
Elekta AB, Class B (a)	110,887	780,949
Getinge AB, Class B	60,200	1,455,136
Hennes & Mauritz AB, Class B	290,177	11,441,683
Hexagon AB, Class B	78,316	2,873,990
Husqvarna AB, Class B	122,948	935,827
ICA Gruppen AB	23,308	812,425
Industrivarden AB, Class C (a)	49,368	984,291
Investment AB Kinnevik, Class B	70,825	2,364,848
Investor AB, Class B	139,226	5,497,847
Lundin Petroleum AB*	65,506	1,031,010
Nordea Bank AB	928,416	12,075,451
Sandvik AB	325,893	3,925,316
Securitas AB, Class B	94,223	1,279,660
Skandinaviska Enskilda Banken AB, Class A	464,257	5,733,450
Skanska AB, Class B	114,336	2,378,843
SKF AB, Class B	121,288	2,927,470
Svenska Cellulosa AB SCA, Class B	179,827	4,690,497
Svenska Handelsbanken AB, Class A	457,701	6,892,489
Swedbank AB, Class A	276,806	6,492,840

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Sweden (Continued)
Swedish Match AB	60,301	$1,795,628
Tele2 AB, Class B (a)	96,034	1,128,553
Telefonaktiebolaget LM Ericsson, Class B	930,200	10,440,408
TeliaSonera AB	794,054	4,679,671
Volvo AB, Class B	469,028	6,089,415

		120,119,514

Switzerland — 15.2%
ABB Ltd.*	672,111	14,702,987
Actelion Ltd.*	31,372	4,386,105
Adecco SA*	52,019	4,134,510
Aryzta AG*	26,311	1,668,496
Baloise Holding AG	15,321	1,908,910
Barry Callebaut AG*	637	718,434
Chocoladefabriken Lindt & Spruengli AG	30	1,886,631
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	276	1,457,160
Cie Financiere Richemont SA	159,541	13,783,826
Coca-Cola HBC AG CDI*	60,270	1,320,030
Credit Suisse Group AG*	466,687	12,369,179
EMS-Chemie Holding AG	2,424	1,032,299
Geberit AG	11,528	4,145,836
Givaudan SA*	2,876	5,269,428
Glencore PLC*	3,399,458	14,961,086
Holcim Ltd.*	70,006	5,523,163
Julius Baer Group Ltd.*	68,423	3,734,745
Kuehne + Nagel International AG	16,253	2,282,700
Lonza Group AG*	15,948	2,239,864
Nestle SA	985,633	76,451,184
Novartis AG	703,054	72,186,744
Pargesa Holding SA	9,483	667,447
Partners Group Holding AG	5,238	1,642,709
Roche Holding AG	214,766	63,114,720
Schindler Holding AG	6,257	1,086,495
Schindler Holding AG Participation Certificates	13,532	2,371,358
SGS SA	1,664	3,197,514
Sika AG	624	2,143,848
Sonova Holding AG	16,179	2,439,287
STMicroelectronics NV	191,816	1,637,757
Sulzer AG (a)	7,395	812,793
Swatch Group AG (The) — Bearer*	9,413	3,737,758
Swatch Group AG (The) — Registered*	14,905	1,182,282
Swiss Life Holding AG*	9,656	2,316,782
Swiss Prime Site AG*	20,213	1,618,373
Swiss Re AG	107,679	9,669,743
Swisscom AG	7,892	4,572,213
Syngenta AG	28,430	12,871,166
Transocean Ltd. (a)	108,986	2,103,534
UBS Group AG*	1,116,180	24,013,576
Wolseley PLC	79,492	4,909,629
Zurich Insurance Group AG*	45,725	14,590,549

		406,862,850

United Arab Emirates — 0.0%
Orascom Construction Ltd.*	7,720	99,511

	Number of Shares	Value
United Kingdom — 27.9%
3i Group PLC	292,607	$2,517,848
Aberdeen Asset Management PLC	284,881	1,944,548
Admiral Group PLC	63,867	1,453,475
Aggreko PLC	77,106	1,895,006
Amec Foster Wheeler PLC	118,839	1,725,516
Anglo American PLC	426,910	6,694,529
Antofagasta PLC	118,719	1,353,616
ARM Holdings PLC	431,399	7,615,483
Ashtead Group PLC	153,849	2,633,596
Associated British Foods PLC	108,880	5,038,953
AstraZeneca PLC	386,106	25,803,150
Aviva PLC	1,223,096	9,786,189
Babcock International Group PLC	75,592	1,299,765
BAE Systems PLC	964,103	7,588,694
Barclays PLC	5,043,880	20,814,446
Barratt Developments PLC	303,324	2,744,510
BG Group PLC	1,043,586	18,135,313
BHP Billiton PLC	645,517	13,610,239
BP PLC	5,575,818	38,413,217
British American Tobacco PLC	569,789	31,399,007
British Land Co. PLC REIT	296,162	3,901,871
BT Group PLC	2,557,995	17,464,333
Bunzl PLC	102,349	2,965,912
Burberry Group PLC	135,921	3,521,216
Capita PLC	202,345	3,871,980
Carnival PLC	56,278	2,724,100
Centrica PLC	1,518,808	6,444,047
CNH Industrial NV (a)	285,309	2,539,736
Cobham PLC	342,603	1,548,384
Compass Group PLC	509,120	8,901,896
Croda International PLC	40,908	1,828,818
Diageo PLC	768,940	21,336,592
Direct Line Insurance Group PLC	451,357	2,326,184
Dixons Carphone PLC	294,473	2,139,642
easyJet PLC	47,769	1,174,731
Fiat Chrysler Automobiles NV*	274,926	4,393,381
G4S PLC	466,930	2,128,119
GKN PLC	502,214	2,813,958
GlaxoSmithKline PLC	1,486,919	33,032,291
Hammerson PLC REIT	235,973	2,411,016
Hargreaves Lansdown PLC	79,734	1,545,251
HSBC Holdings PLC	5,874,327	55,907,921
ICAP PLC	165,885	1,402,066
IMI PLC	81,768	1,555,927
Imperial Tobacco Group PLC	292,564	15,069,094
Inmarsat PLC	137,051	2,080,022
InterContinental Hotels Group PLC	72,179	3,023,822
International Consolidated Airlines Group SA*	245,607	2,075,453
Intertek Group PLC	48,578	1,856,905
Intu Properties PLC REIT	277,368	1,417,193
Investec PLC	166,210	1,522,940
ITV PLC	1,170,693	4,872,221
J Sainsbury PLC	409,620	1,575,173
Johnson Matthey PLC	62,661	3,351,025
Kingfisher PLC	710,300	4,016,797
Land Securities Group PLC REIT	241,597	4,848,335

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
United Kingdom (Continued)
Legal & General Group PLC	1,816,251	$7,378,485
Lloyds Banking Group PLC	17,452,004	23,411,420
London Stock Exchange Group PLC	95,462	3,584,859
Marks & Spencer Group PLC	503,408	4,485,646
Meggitt PLC	242,546	1,885,044
Melrose Industries PLC	299,442	1,213,731
Merlin Entertainments PLC, 144A	213,551	1,497,808
National Grid PLC	1,142,729	16,312,724
Next PLC	46,163	5,305,768
Old Mutual PLC	1,505,587	5,087,811
Pearson PLC	250,754	5,009,101
Persimmon PLC*	93,702	2,809,857
Petrofac Ltd.	78,058	1,079,698
Prudential PLC	784,852	19,516,938
Reckitt Benckiser Group PLC	197,385	17,814,367
Reed Elsevier PLC	345,445	5,728,554
Rexam PLC	211,936	1,810,727
Rio Tinto PLC	388,932	16,977,285
Rolls-Royce Holdings PLC*	569,172	8,681,813
Rolls-Royce Holdings PLC Preference Shares*	69,120,315	105,643
Royal Bank of Scotland Group PLC*	778,522	4,108,694
Royal Mail PLC	195,599	1,566,514
RSA Insurance Group PLC	305,288	2,012,452
SABMiller PLC	296,338	15,825,105
Sage Group PLC (The)	329,275	2,861,051
Schroders PLC	37,447	1,931,072
Segro PLC REIT	223,356	1,454,948
Severn Trent PLC	72,128	2,421,978
Sky PLC	315,562	5,088,309
Smith & Nephew PLC	273,735	4,853,161
Smiths Group PLC	118,821	2,177,453
Sports Direct International PLC*	81,069	837,602
SSE PLC	301,900	7,682,697
Standard Chartered PLC	755,751	12,082,221
Standard Life PLC	598,986	4,464,839
Subsea 7 SA	84,717	888,459
Tate & Lyle PLC	140,687	1,251,449
Taylor Wimpey PLC	994,432	2,788,994
Tesco PLC	2,482,771	8,067,450
Travis Perkins PLC	76,047	2,576,820
Tullow Oil PLC	273,994	1,654,567
Unilever PLC	392,312	17,310,704
United Utilities Group PLC	208,412	3,172,623

	Number of Shares	Value
United Kingdom (Continued)
Vodafone Group PLC	8,103,002	$31,624,099
Weir Group PLC (The)	64,271	1,988,208
Whitbread PLC	55,560	4,347,790
William Hill PLC	263,888	1,697,598
WM Morrison Supermarkets PLC	677,999	1,771,991
WPP PLC	401,359	9,446,917

		743,708,496

TOTAL COMMON STOCKS (Cost $2,603,108,337)		2,649,206,916

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	16,327	1,379,501
FUCHS PETROLUB SE	20,976	920,133
Henkel AG & Co. KGaA	54,451	6,515,581
Porsche Automobil Holding SE	46,813	4,134,763
Volkswagen AG	49,730	12,070,654

		25,020,632

TOTAL PREFERRED STOCKS (Cost $24,740,620)		25,020,632

RIGHTS — 0.0%
Germany — 0.0%
Deutsche Wohnen AG*(a), expires 6/30/15	83,980	2,767

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA*(a), expires 6/12/15	62,901	417,268

TOTAL RIGHTS (Cost $720,271)		420,035

SECURITIES LENDING COLLATERAL — 6.0%
Daily Assets Fund Institutional, 0.14% (d)(e) (Cost $159,996,535)	159,996,535	159,996,535

TOTAL INVESTMENTS — 106.2% (Cost $2,788,565,763)		$2,834,644,118
Other assets and liabilities, net — (6.2%)		(166,392,679)

NET ASSETS — 100.0%		$2,668,251,439

* Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $148,220,936, which is 5.6% of net assets.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Listed on the London Stock Exchange.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI – Chess Depositary Interest.

FDR – Fiduciary Depositary Receipt.

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

REIT – Real Estate Investment Trust.

RSP – Risparmio (Convertible Savings Shares).

SDR – Swedish Depositary Receipt.

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	CHF	395,000	USD	415,702	$(4,578)
Bank of Montreal	6/2/2015	CHF	588,000	USD	628,343	2,711
Bank of Montreal	6/2/2015	CHF	18,817,500	USD	20,102,663	80,851
Bank of Montreal	6/2/2015	CHF	3,323,500	USD	3,546,580	10,377
Bank of Montreal	6/2/2015	CHF	1,911,500	USD	2,064,255	30,420
Bank of Montreal	6/2/2015	CHF	2,293,000	USD	2,457,268	17,517
Bank of Montreal	6/2/2015	CHF	560,000	USD	608,117	12,278
Canadian Imperial Bank of Commerce	6/2/2015	CHF	2,293,000	USD	2,457,005	17,254
Canadian Imperial Bank of Commerce	6/2/2015	CHF	74,793,000	USD	79,903,637	323,916
Canadian Imperial Bank of Commerce	6/2/2015	CHF	588,000	USD	628,286	2,654
Canadian Imperial Bank of Commerce	6/2/2015	CHF	560,000	USD	608,061	12,221
JP Morgan & Chase Co.	6/2/2015	CHF	4,542,500	USD	4,874,251	41,033
JP Morgan & Chase Co.	6/2/2015	CHF	1,529,500	USD	1,640,895	13,508
JP Morgan & Chase Co.	6/2/2015	CHF	413,000	USD	440,317	885
JP Morgan & Chase Co.	6/2/2015	CHF	3,323,500	USD	3,546,466	10,264
JP Morgan & Chase Co.	6/2/2015	CHF	74,009,877	USD	79,061,090	314,612
RBC Capital Markets	6/2/2015	CHF	61,535,000	USD	65,739,361	266,147
State Street Bank & Trust Co.	6/2/2015	CHF	1,911,500	USD	2,063,560	29,724
State Street Bank & Trust Co.	6/2/2015	CHF	4,542,500	USD	4,873,305	40,087
State Street Bank & Trust Co.	6/2/2015	CHF	1,529,500	USD	1,640,341	12,954
State Street Bank & Trust Co.	6/2/2015	CHF	73,390,000	USD	78,093,493	6,564
The Bank of New York Mellon	6/2/2015	CHF	13,420,494	USD	14,336,910	57,509
The Bank of New York Mellon	6/2/2015	CHF	92,000	USD	98,291	403
The Bank of New York Mellon	6/2/2015	CHF	649,000	USD	682,680	(7,856)
The Bank of Nova Scotia	6/2/2015	CHF	3,692,500	USD	3,944,810	15,992
Bank of Montreal	6/2/2015	DKK	24,743,000	USD	3,718,739	76,179
Bank of Montreal	6/2/2015	DKK	753,000	USD	113,775	2,922
Bank of Montreal	6/2/2015	DKK	3,081,500	USD	460,651	7,005
Bank of Montreal	6/2/2015	DKK	2,528,500	USD	379,458	7,223
Bank of Montreal	6/2/2015	DKK	776,000	USD	115,603	1,364
Bank of Montreal	6/2/2015	DKK	526,000	USD	76,913	(522)
Bank of Montreal	6/2/2015	DKK	4,378,500	USD	654,653	10,068
Canadian Imperial Bank of Commerce	6/2/2015	DKK	91,343,500	USD	13,728,226	281,022
Canadian Imperial Bank of Commerce	6/2/2015	DKK	776,000	USD	115,584	1,344
Canadian Imperial Bank of Commerce	6/2/2015	DKK	753,000	USD	113,763	2,910
Canadian Imperial Bank of Commerce	6/2/2015	DKK	3,081,500	USD	460,619	6,974
JP Morgan & Chase Co.	6/2/2015	DKK	2,035,000	USD	306,341	6,757
JP Morgan & Chase Co.	6/2/2015	DKK	122,012,531	USD	18,338,097	375,927
JP Morgan & Chase Co.	6/2/2015	DKK	6,002,000	USD	902,120	18,531
JP Morgan & Chase Co.	6/2/2015	DKK	1,879,000	USD	282,328	5,710
JP Morgan & Chase Co.	6/2/2015	DKK	4,378,500	USD	654,627	10,043
State Street Bank & Trust Co.	6/2/2015	DKK	6,002,000	USD	902,009	18,420
State Street Bank & Trust Co.	6/2/2015	DKK	2,035,000	USD	306,238	6,654
State Street Bank & Trust Co.	6/2/2015	DKK	89,652,000	USD	13,474,209	276,020
State Street Bank & Trust Co.	6/2/2015	DKK	2,528,500	USD	379,392	7,157
The Bank of New York Mellon	6/2/2015	DKK	388,500	USD	57,989	796
The Bank of New York Mellon	6/2/2015	DKK	13,056,000	USD	1,962,212	40,162
The Bank of New York Mellon	6/2/2015	DKK	625,000	USD	93,483	1,473
The Bank of New York Mellon	6/2/2015	DKK	572,000	USD	83,581	(627)
The Bank of Nova Scotia	6/2/2015	DKK	1,343,500	USD	197,437	(347)
The Bank of Nova Scotia	6/2/2015	DKK	78,686,500	USD	11,826,154	242,260
Bank of Montreal	6/2/2015	EUR	1,797,000	USD	2,025,848	52,207

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	EUR	7,343,500	USD	8,190,573	$125,224
Bank of Montreal	6/2/2015	EUR	10,558,500	USD	11,772,147	175,771
Bank of Montreal	6/2/2015	EUR	5,924,500	USD	6,632,033	125,169
Bank of Montreal	6/2/2015	EUR	1,869,000	USD	2,076,261	23,543
Bank of Montreal	6/2/2015	EUR	1,247,000	USD	1,359,592	(9,985)
Bank of Montreal	6/2/2015	EUR	60,372,000	USD	67,671,880	1,365,455
Canadian Imperial Bank of Commerce	6/2/2015	EUR	235,709,500	USD	264,207,957	5,328,770
Canadian Imperial Bank of Commerce	6/2/2015	EUR	7,343,500	USD	8,189,838	124,490
Canadian Imperial Bank of Commerce	6/2/2015	EUR	1,797,000	USD	2,025,650	52,009
Canadian Imperial Bank of Commerce	6/2/2015	EUR	1,869,000	USD	2,076,029	23,311
JP Morgan & Chase Co.	6/2/2015	EUR	4,876,000	USD	5,464,421	109,122
JP Morgan & Chase Co.	6/2/2015	EUR	14,448,000	USD	16,202,522	334,318
JP Morgan & Chase Co.	6/2/2015	EUR	10,558,500	USD	11,771,693	175,317
JP Morgan & Chase Co.	6/2/2015	EUR	237,762,997	USD	266,501,172	5,366,635
JP Morgan & Chase Co.	6/2/2015	EUR	4,889,500	USD	5,492,023	121,897
RBC Capital Markets	6/2/2015	EUR	193,074,500	USD	216,419,138	4,365,870
State Street Bank & Trust Co.	6/2/2015	EUR	4,889,500	USD	5,490,737	120,611
State Street Bank & Trust Co.	6/2/2015	EUR	231,303,000	USD	259,271,002	5,231,464
State Street Bank & Trust Co.	6/2/2015	EUR	14,448,000	USD	16,201,568	333,364
State Street Bank & Trust Co.	6/2/2015	EUR	5,924,500	USD	6,631,565	124,701
The Bank of New York Mellon	6/2/2015	EUR	51,514,000	USD	57,742,043	1,164,338
The Bank of Nova Scotia	6/2/2015	EUR	11,951,500	USD	13,396,675	270,371
Bank of Montreal	6/2/2015	GBP	5,048,500	USD	7,825,892	109,776
Bank of Montreal	6/2/2015	GBP	28,650,000	USD	44,018,576	229,984
Bank of Montreal	6/2/2015	GBP	3,562,000	USD	5,385,512	(58,640)
Bank of Montreal	6/2/2015	GBP	2,970,500	USD	4,505,744	(34,362)
Bank of Montreal	6/2/2015	GBP	878,500	USD	1,340,503	(2,194)
Bank of Montreal	6/2/2015	GBP	893,000	USD	1,387,509	22,650
Canadian Imperial Bank of Commerce	6/2/2015	GBP	878,500	USD	1,340,385	(2,313)
Canadian Imperial Bank of Commerce	6/2/2015	GBP	118,247,000	USD	181,677,056	948,621
Canadian Imperial Bank of Commerce	6/2/2015	GBP	3,562,000	USD	5,384,996	(59,156)
Canadian Imperial Bank of Commerce	6/2/2015	GBP	893,000	USD	1,387,369	22,510
JP Morgan & Chase Co.	6/2/2015	GBP	7,063,000	USD	10,697,606	(97,467)
JP Morgan & Chase Co.	6/2/2015	GBP	1,000,000	USD	1,511,288	(17,110)
JP Morgan & Chase Co.	6/2/2015	GBP	1,000,000	USD	1,517,209	(11,189)
JP Morgan & Chase Co.	6/2/2015	GBP	2,378,500	USD	3,650,253	14,959
JP Morgan & Chase Co.	6/2/2015	GBP	94,352,825	USD	144,962,737	754,103
JP Morgan & Chase Co.	6/2/2015	GBP	5,048,500	USD	7,825,538	109,423
JP Morgan & Chase Co.	6/2/2015	GBP	7,428,000	USD	11,412,357	59,419
RBC Capital Markets	6/2/2015	GBP	98,031,500	USD	150,617,557	786,445
State Street Bank & Trust Co.	6/2/2015	GBP	2,970,500	USD	4,505,087	(35,018)
State Street Bank & Trust Co.	6/2/2015	GBP	115,578,000	USD	177,578,662	929,521
State Street Bank & Trust Co.	6/2/2015	GBP	7,063,000	USD	10,696,235	(98,837)
State Street Bank & Trust Co.	6/2/2015	GBP	2,378,500	USD	3,649,792	14,498
The Bank of New York Mellon	6/2/2015	GBP	205,000	USD	323,308	9,986
The Bank of New York Mellon	6/2/2015	GBP	21,214,429	USD	32,594,380	170,296
The Bank of New York Mellon	6/2/2015	GBP	475,000	USD	728,246	2,257
The Bank of New York Mellon	6/2/2015	GBP	598,000	USD	917,716	3,734
The Bank of New York Mellon	6/2/2015	GBP	100,000	USD	154,613	1,773
The Bank of Nova Scotia	6/2/2015	GBP	5,582,000	USD	8,576,324	44,809
Bank of Montreal	6/2/2015	NOK	11,169,500	USD	1,481,032	43,747
Bank of Montreal	6/2/2015	NOK	1,965,000	USD	260,797	7,942
Bank of Montreal	6/2/2015	NOK	347,000	USD	45,918	1,266
Bank of Montreal	6/2/2015	NOK	1,398,000	USD	184,115	4,221
Bank of Montreal	6/2/2015	NOK	346,000	USD	46,434	1,911
Bank of Montreal	6/2/2015	NOK	1,096,500	USD	144,529	3,432
Bank of Montreal	6/2/2015	NOK	229,000	USD	29,496	29

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	6/2/2015	NOK	346,000	USD	46,429	$1,906
Canadian Imperial Bank of Commerce	6/2/2015	NOK	43,909,000	USD	5,822,162	171,977
Canadian Imperial Bank of Commerce	6/2/2015	NOK	347,000	USD	45,913	1,261
Canadian Imperial Bank of Commerce	6/2/2015	NOK	1,398,000	USD	184,096	4,202
JP Morgan & Chase Co.	6/2/2015	NOK	2,724,000	USD	358,398	7,876
JP Morgan & Chase Co.	6/2/2015	NOK	1,965,000	USD	260,769	7,914
JP Morgan & Chase Co.	6/2/2015	NOK	3,594,000	USD	476,551	14,077
JP Morgan & Chase Co.	6/2/2015	NOK	919,000	USD	121,950	3,693
JP Morgan & Chase Co.	6/2/2015	NOK	39,307,092	USD	5,211,898	153,884
State Street Bank & Trust Co.	6/2/2015	NOK	2,724,000	USD	358,160	7,637
State Street Bank & Trust Co.	6/2/2015	NOK	919,000	USD	121,852	3,596
State Street Bank & Trust Co.	6/2/2015	NOK	43,051,000	USD	5,708,438	168,660
State Street Bank & Trust Co.	6/2/2015	NOK	1,096,500	USD	144,431	3,334
The Bank of New York Mellon	6/2/2015	NOK	7,830,000	USD	1,038,179	30,619
The Bank of Nova Scotia	6/2/2015	NOK	38,275,000	USD	5,075,089	149,884
Bank of Montreal	6/2/2015	SEK	55,860,000	USD	6,693,027	141,687
Bank of Montreal	6/2/2015	SEK	9,563,000	USD	1,146,471	24,909
Bank of Montreal	6/2/2015	SEK	6,747,000	USD	806,488	15,191
Bank of Montreal	6/2/2015	SEK	1,143,000	USD	134,428	375
Bank of Montreal	6/2/2015	SEK	1,640,500	USD	198,670	6,270
Bank of Montreal	6/2/2015	SEK	1,687,000	USD	202,372	4,519
Bank of Montreal	6/2/2015	SEK	5,248,500	USD	628,985	13,434
Canadian Imperial Bank of Commerce	6/2/2015	SEK	1,687,000	USD	202,351	4,497
Canadian Imperial Bank of Commerce	6/2/2015	SEK	1,640,500	USD	198,650	6,250
Canadian Imperial Bank of Commerce	6/2/2015	SEK	224,483,000	USD	26,896,851	569,167
Canadian Imperial Bank of Commerce	6/2/2015	SEK	6,747,000	USD	806,412	15,114
JP Morgan & Chase Co.	6/2/2015	SEK	220,409,646	USD	26,408,225	558,269
JP Morgan & Chase Co.	6/2/2015	SEK	4,506,500	USD	541,064	12,536
JP Morgan & Chase Co.	6/2/2015	SEK	13,331,000	USD	1,588,990	25,511
JP Morgan & Chase Co.	6/2/2015	SEK	9,563,000	USD	1,146,351	24,789
RBC Capital Markets	6/2/2015	SEK	184,692,000	USD	22,129,006	468,066
State Street Bank & Trust Co.	6/2/2015	SEK	4,506,500	USD	540,812	12,283
State Street Bank & Trust Co.	6/2/2015	SEK	5,248,500	USD	628,794	13,243
State Street Bank & Trust Co.	6/2/2015	SEK	13,331,000	USD	1,588,013	24,535
State Street Bank & Trust Co.	6/2/2015	SEK	219,507,500	USD	26,301,238	557,087
The Bank of New York Mellon	6/2/2015	SEK	39,929,000	USD	4,784,277	101,347
The Bank of New York Mellon	6/2/2015	SEK	510,000	USD	61,492	1,678
The Bank of Nova Scotia	6/2/2015	SEK	10,889,500	USD	1,304,765	27,629
Bank of Montreal	6/2/2015	USD	29,563,259	CHF	27,888,500	110,094
Bank of Montreal	6/2/2015	USD	5,406,043	DKK	36,786,500	9,510
Bank of Montreal	6/2/2015	USD	97,697,393	EUR	89,111,500	173,557
Bank of Montreal	6/2/2015	USD	64,093,715	GBP	42,002,500	102,806
Bank of Montreal	6/2/2015	USD	2,122,549	NOK	16,551,000	7,224
Bank of Montreal	6/2/2015	USD	9,584,443	SEK	81,889,000	19,615
Canadian Imperial Bank of Commerce	6/2/2015	USD	82,932,104	CHF	78,234,000	308,839
Canadian Imperial Bank of Commerce	6/2/2015	USD	14,101,136	DKK	95,954,000	24,807
Canadian Imperial Bank of Commerce	6/2/2015	USD	270,490,376	EUR	246,719,000	480,519
Canadian Imperial Bank of Commerce	6/2/2015	USD	188,577,664	GBP	123,580,500	302,479
Canadian Imperial Bank of Commerce	6/2/2015	USD	5,899,175	NOK	46,000,000	20,078
Canadian Imperial Bank of Commerce	6/2/2015	USD	27,453,052	SEK	234,557,500	56,184
JP Morgan & Chase Co.	6/2/2015	USD	1,395,380	CHF	1,306,000	(5,796)
JP Morgan & Chase Co.	6/2/2015	USD	87,467,406	CHF	82,512,377	325,729
JP Morgan & Chase Co.	6/2/2015	USD	19,052,718	DKK	129,648,031	33,518
JP Morgan & Chase Co.	6/2/2015	USD	1,001,019	DKK	6,659,000	(20,709)
JP Morgan & Chase Co.	6/2/2015	USD	22,619,538	EUR	20,178,000	(458,088)
JP Morgan & Chase Co.	6/2/2015	USD	2,230,374	EUR	2,000,000	(33,779)
JP Morgan & Chase Co.	6/2/2015	USD	272,286,193	EUR	248,356,997	483,710

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/2/2015	USD	2,241,018	EUR	2,000,000	$(44,423)
JP Morgan & Chase Co.	6/2/2015	USD	3,962,588	GBP	2,585,000	(11,680)
JP Morgan & Chase Co.	6/2/2015	USD	176,530,785	GBP	115,685,825	283,156
JP Morgan & Chase Co.	6/2/2015	USD	95,343	NOK	720,000	(2,694)
JP Morgan & Chase Co.	6/2/2015	USD	6,128,614	NOK	47,789,092	20,859
JP Morgan & Chase Co.	6/2/2015	USD	25,875,520	SEK	221,079,146	52,956
JP Morgan & Chase Co.	6/2/2015	USD	2,857,918	SEK	23,850,000	(60,756)
JP Morgan & Chase Co.	6/2/2015	USD	345,407	SEK	2,881,000	(7,519)
RBC Capital Markets	6/2/2015	USD	65,230,296	CHF	61,535,000	242,918
RBC Capital Markets	6/2/2015	USD	211,677,228	EUR	193,074,500	376,039
RBC Capital Markets	6/2/2015	USD	149,591,167	GBP	98,031,500	239,945
RBC Capital Markets	6/2/2015	USD	21,616,700	SEK	184,692,000	44,240
State Street Bank & Trust Co.	6/2/2015	USD	86,260,137	CHF	81,373,500	321,233
State Street Bank & Trust Co.	6/2/2015	USD	14,727,688	DKK	100,217,500	25,909
State Street Bank & Trust Co.	6/2/2015	USD	281,285,038	EUR	256,565,000	499,696
State Street Bank & Trust Co.	6/2/2015	USD	195,306,341	GBP	127,990,000	313,272
State Street Bank & Trust Co.	6/2/2015	USD	6,128,794	NOK	47,790,500	20,860
State Street Bank & Trust Co.	6/2/2015	USD	28,393,600	SEK	242,593,500	58,109
The Bank of New York Mellon	6/2/2015	USD	12,439,411	CHF	11,600,000	(97,016)
The Bank of New York Mellon	6/2/2015	USD	147,818	DKK	985,000	(2,810)
The Bank of New York Mellon	6/2/2015	USD	2,242,454	DKK	15,000,000	(34,217)
The Bank of New York Mellon	6/2/2015	USD	5,482,610	EUR	4,900,000	(100,952)
The Bank of New York Mellon	6/2/2015	USD	1,331,204	EUR	1,172,000	(44,000)
The Bank of New York Mellon	6/2/2015	USD	36,809,850	EUR	33,000,000	(566,028)
The Bank of New York Mellon	6/2/2015	USD	1,089,944	EUR	1,000,000	8,354
The Bank of New York Mellon	6/2/2015	USD	1,089,210	EUR	1,000,000	9,088
The Bank of New York Mellon	6/2/2015	USD	771,017	GBP	508,000	5,409
The Bank of New York Mellon	6/2/2015	USD	25,701,450	GBP	17,000,000	281,310
The Bank of New York Mellon	6/2/2015	USD	670,742	GBP	440,000	1,753
The Bank of New York Mellon	6/2/2015	USD	909,630	NOK	6,900,000	(21,742)
The Bank of New York Mellon	6/2/2015	USD	98,844	NOK	733,000	(4,522)
The Bank of New York Mellon	6/2/2015	USD	13,069	NOK	99,000	(329)
The Bank of New York Mellon	6/2/2015	USD	20,010	SEK	167,000	(424)
The Bank of New York Mellon	6/2/2015	USD	4,300,151	SEK	36,000,000	(78,019)
The Bank of New York Mellon	6/2/2015	USD	351,814	SEK	2,886,000	(13,340)
The Bank of Nova Scotia	6/2/2015	USD	2,715,317	CHF	2,561,494	10,112
The Bank of Nova Scotia	6/2/2015	USD	3,914,242	CHF	3,692,500	14,577
The Bank of Nova Scotia	6/2/2015	USD	11,563,552	DKK	78,686,500	20,343
The Bank of Nova Scotia	6/2/2015	USD	13,103,027	EUR	11,951,500	23,277
The Bank of Nova Scotia	6/2/2015	USD	11,448,087	EUR	10,442,000	20,337
The Bank of Nova Scotia	6/2/2015	USD	8,517,853	GBP	5,582,000	13,663
The Bank of Nova Scotia	6/2/2015	USD	7,087,167	GBP	4,644,429	11,368
The Bank of Nova Scotia	6/2/2015	USD	4,908,499	NOK	38,275,000	16,706
The Bank of Nova Scotia	6/2/2015	USD	12,568	NOK	98,000	43
The Bank of Nova Scotia	6/2/2015	USD	1,274,528	SEK	10,889,500	2,608
The Bank of Nova Scotia	6/2/2015	USD	162,220	SEK	1,386,000	332
Bank of Montreal	7/2/2015	CHF	27,888,500	USD	29,595,573	(111,181)
Bank of Montreal	7/2/2015	CHF	6,691,000	USD	7,126,197	(1,038)
Canadian Imperial Bank of Commerce	7/2/2015	CHF	78,234,000	USD	83,017,026	(317,617)
JP Morgan & Chase Co.	7/2/2015	CHF	82,512,377	USD	87,553,256	(338,703)
RBC Capital Markets	7/2/2015	CHF	61,535,000	USD	65,296,399	(250,515)
State Street Bank & Trust Co.	7/2/2015	CHF	81,373,500	USD	86,349,841	(328,989)
The Bank of Nova Scotia	7/2/2015	CHF	3,692,500	USD	3,918,188	(15,053)
The Bank of Nova Scotia	7/2/2015	CHF	2,561,494	USD	2,718,054	(10,442)
The Bank of Nova Scotia	7/2/2015	CHF	6,691,000	USD	7,124,148	(3,087)
Bank of Montreal	7/2/2015	DKK	36,786,500	USD	5,410,472	(10,066)
Bank of Montreal	7/2/2015	DKK	8,737,000	USD	1,287,397	(11)

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	7/2/2015	DKK	95,954,000	USD	14,112,543	$(26,402)
JP Morgan & Chase Co.	7/2/2015	DKK	129,648,031	USD	19,067,569	(36,234)
State Street Bank & Trust Co.	7/2/2015	DKK	100,217,500	USD	14,739,981	(27,196)
The Bank of Nova Scotia	7/2/2015	DKK	8,737,000	USD	1,287,067	(341)
The Bank of Nova Scotia	7/2/2015	DKK	78,686,500	USD	11,572,991	(21,566)
Bank of Montreal	7/2/2015	EUR	89,111,500	USD	97,733,483	(179,193)
Bank of Montreal	7/2/2015	EUR	21,108,500	USD	23,191,909	(1,391)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	246,719,000	USD	270,589,063	(497,356)
JP Morgan & Chase Co.	7/2/2015	EUR	248,356,997	USD	272,369,393	(516,801)
RBC Capital Markets	7/2/2015	EUR	193,074,500	USD	211,755,037	(388,636)
State Street Bank & Trust Co.	7/2/2015	EUR	256,565,000	USD	281,392,282	(512,586)
The Bank of Nova Scotia	7/2/2015	EUR	11,951,500	USD	13,107,927	(23,973)
The Bank of Nova Scotia	7/2/2015	EUR	21,108,500	USD	23,189,904	(3,396)
The Bank of Nova Scotia	7/2/2015	EUR	10,442,000	USD	11,452,368	(20,945)
Bank of Montreal	7/2/2015	GBP	42,002,500	USD	64,078,804	(103,003)
Bank of Montreal	7/2/2015	GBP	10,348,500	USD	15,812,663	(334)
Canadian Imperial Bank of Commerce	7/2/2015	GBP	123,580,500	USD	188,533,793	(303,058)
JP Morgan & Chase Co.	7/2/2015	GBP	115,685,825	USD	176,481,619	(291,796)
RBC Capital Markets	7/2/2015	GBP	98,031,500	USD	149,556,856	(239,914)
State Street Bank & Trust Co.	7/2/2015	GBP	127,990,000	USD	195,263,464	(311,312)
The Bank of Nova Scotia	7/2/2015	GBP	4,644,429	USD	7,085,518	(11,390)
The Bank of Nova Scotia	7/2/2015	GBP	10,348,500	USD	15,810,904	(2,094)
The Bank of Nova Scotia	7/2/2015	GBP	5,582,000	USD	8,515,871	(13,689)
Bank of Montreal	7/2/2015	NOK	16,551,000	USD	2,120,700	(7,164)
Bank of Montreal	7/2/2015	NOK	3,893,000	USD	500,522	22
Canadian Imperial Bank of Commerce	7/2/2015	NOK	46,000,000	USD	5,894,137	(19,810)
JP Morgan & Chase Co.	7/2/2015	NOK	47,789,092	USD	6,123,117	(20,843)
State Street Bank & Trust Co.	7/2/2015	NOK	47,790,500	USD	6,123,619	(20,522)
The Bank of Nova Scotia	7/2/2015	NOK	3,893,000	USD	500,308	(191)
The Bank of Nova Scotia	7/2/2015	NOK	98,000	USD	12,557	(42)
The Bank of Nova Scotia	7/2/2015	NOK	38,275,000	USD	4,904,316	(16,474)
Bank of Montreal	7/2/2015	SEK	19,433,500	USD	2,280,445	(143)
Bank of Montreal	7/2/2015	SEK	81,889,000	USD	9,589,606	(20,351)
Canadian Imperial Bank of Commerce	7/2/2015	SEK	234,557,500	USD	27,467,679	(58,452)
JP Morgan & Chase Co.	7/2/2015	SEK	221,079,146	USD	25,888,549	(55,851)
RBC Capital Markets	7/2/2015	SEK	184,692,000	USD	21,628,217	(46,026)
State Street Bank & Trust Co.	7/2/2015	SEK	242,593,500	USD	28,409,561	(59,623)
The Bank of Nova Scotia	7/2/2015	SEK	1,386,000	USD	162,310	(342)
The Bank of Nova Scotia	7/2/2015	SEK	10,889,500	USD	1,275,235	(2,685)
The Bank of Nova Scotia	7/2/2015	SEK	19,433,500	USD	2,279,429	(1,159)
Bank of Montreal	7/2/2015	USD	1,739,025	DKK	11,802,000	14
Bank of Montreal	7/2/2015	USD	1,185,497	EUR	1,079,000	71
The Bank of Nova Scotia	7/2/2015	USD	197,598	DKK	1,343,500	368
The Bank of Nova Scotia	7/6/2015	CHF	10,774,000	USD	11,428,875	(49,437)
The Bank of Nova Scotia	7/6/2015	CHF	863,000	USD	917,109	(2,306)
The Bank of Nova Scotia	7/6/2015	DKK	1,821,000	USD	268,190	(170)
The Bank of Nova Scotia	7/6/2015	DKK	11,044,000	USD	1,624,249	(3,303)
The Bank of Nova Scotia	7/6/2015	EUR	24,575,000	USD	26,950,911	(52,923)
The Bank of Nova Scotia	7/6/2015	EUR	4,571,000	USD	5,022,295	(473)
The Bank of Nova Scotia	7/6/2015	GBP	8,069,000	USD	12,307,726	(21,711)
The Bank of Nova Scotia	7/6/2015	NOK	1,220,000	USD	156,210	(621)
The Bank of Nova Scotia	7/6/2015	NOK	2,478,000	USD	317,363	(1,184)
The Bank of Nova Scotia	7/6/2015	SEK	24,050,000	USD	2,815,790	(6,814)
The Bank of Nova Scotia	7/6/2015	USD	1,672,869	GBP	1,096,000	1,820
The Bank of Nova Scotia	7/6/2015	USD	619,342	SEK	5,281,000	457

Total net unrealized appreciation						$33,459,898

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2015

Currency Abbreviations

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

SEK – Swedish Krona

USD – U.S. Dollar

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 93.3%
Basic Materials — 13.6%
BASF SE	181,016	$16,739,755
Brenntag AG	29,644	1,790,361
Evonik Industries AG	18,400	687,095
K+S AG (a)	37,722	1,229,227
LANXESS AG	17,516	972,085
Linde AG	36,605	7,029,527
Symrise AG	23,662	1,506,260
ThyssenKrupp AG	72,499	1,920,566

		31,874,876

Communications — 7.0%
Axel Springer SE	8,775	477,927
Deutsche Telekom AG	625,714	10,751,560
Kabel Deutschland Holding AG*	4,236	572,244
ProSiebenSat.1 Media AG	43,121	2,062,041
RTL Group SA (Luxembourg)	7,406	664,303
Telefonica Deutschland Holding AG	113,949	630,130
United Internet AG	23,540	1,097,758

		16,255,963

Consumer, Cyclical — 15.8%
adidas AG	41,233	3,239,315
Bayerische Motoren Werke AG	65,254	7,216,999
Continental AG	21,680	5,006,282
Daimler AG	189,761	17,773,551
Deutsche Lufthansa AG*	44,323	623,102
Hugo Boss AG	12,833	1,465,119
Volkswagen AG	6,979	1,682,472

		37,006,840

Consumer, Non-cyclical — 17.3%
Bayer AG (a)	162,977	23,117,496
Beiersdorf AG	19,341	1,750,780
Fresenius Medical Care AG & Co. KGaA	42,928	3,667,150
Fresenius SE & Co. KGaA	74,762	4,756,686
Henkel AG & Co. KGaA	20,481	2,099,837
Merck KGaA	25,472	2,724,007
Metro AG	31,015	1,076,243
QIAGEN NV (Netherlands)*	44,508	1,089,114

		40,281,313

Diversified — 0.7%
GEA Group AG	35,088	1,703,531

Financial — 16.7%
Allianz SE	90,067	14,120,883
Commerzbank AG*	209,794	2,791,493
Deutsche Annington Immobilien SE	67,972	2,149,274
Deutsche Bank AG (a)(b)	271,830	8,184,755
Deutsche Boerse AG	38,037	3,046,720
Deutsche Wohnen AG	58,083	1,414,916
Hannover Rueck SE	11,540	1,121,047
Muenchener Rueckversicherungs-Gesellschaft AG (a)	34,084	6,288,975

		39,118,063

	Number of Shares	Value
Industrial — 11.4%
Deutsche Post AG	190,961	$5,756,095
Fraport AG Frankfurt Airport Services Worldwide	8,190	537,545
HeidelbergCement AG	27,777	2,253,277
MAN SE	6,745	697,094
OSRAM Licht AG	17,031	897,658
Siemens AG	156,266	16,438,394

		26,580,063

Technology — 7.3%
Infineon Technologies AG	222,262	2,897,584
SAP SE	193,693	14,336,047

		17,233,631

Utilities — 3.5%
E.ON SE	394,360	5,790,877
RWE AG	96,449	2,252,065

		8,042,942

TOTAL COMMON STOCKS (Cost $224,048,089)		218,097,222

PREFERRED STOCKS — 6.9%
Basic Materials — 0.3%
FUCHS PETROLUB SE	13,291	583,023

Consumer, Cyclical — 4.8%
Bayerische Motoren Werke AG	10,385	877,450
Porsche Automobil Holding SE	30,179	2,665,563
Volkswagen AG	32,041	7,777,113

		11,320,126

Consumer, Non-cyclical — 1.8%
Henkel AG & Co. KGaA	35,113	4,201,605

TOTAL PREFERRED STOCKS (Cost $16,470,377)		16,104,754

RIGHTS — 0.0%
Financial — 0.0%
Deutsche Wohnen AG*, expires 6/30/2015 (Cost $0)	55,563	1,831

SECURITIES LENDING COLLATERAL — 14.9%
Daily Assets Fund Institutional, 0.14% (c)(d) (Cost $34,891,111)	34,891,111	34,891,111

TOTAL INVESTMENTS — 115.1% (Cost $275,409,577)		$269,094,918
Other assets and liabilities, net — (15.1%)		(35,300,978)

NET ASSETS — 100.0%		$233,793,940

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2015

* Non-income producing security.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $32,495,903, which is 13.9% of net assets.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of May 31, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
DAX Index Futures	1	$313,386	6/19/2015	$(16,351)

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	EUR	6,121,000	USD	6,852,000	$129,321
Bank of Montreal	6/2/2015	EUR	41,914,220	USD	46,982,278	947,989
Canadian Imperial Bank of Commerce	6/2/2015	EUR	57,652,957	USD	64,623,487	1,303,381
JP Morgan & Chase Co.	6/2/2015	EUR	41,032,305	USD	45,991,839	926,155
JP Morgan & Chase Co.	6/2/2015	EUR	300,000	USD	340,784	11,294
JP Morgan & Chase Co.	6/2/2015	EUR	1,011,000	USD	1,133,004	22,626
RBC Capital Markets	6/2/2015	EUR	26,159,661	USD	29,322,626	591,532
RBC Capital Markets	6/2/2015	EUR	2,680,759	USD	3,004,889	60,618
State Street Bank & Trust Co.	6/2/2015	EUR	43,403,621	USD	48,651,770	981,675
The Bank of New York Mellon	6/2/2015	EUR	168,669	USD	188,000	2,751
Bank of Montreal	6/2/2015	USD	53,834,278	EUR	49,103,186	95,635
Canadian Imperial Bank of Commerce	6/2/2015	USD	64,623,487	EUR	58,944,213	114,802
Canadian Imperial Bank of Commerce	6/2/2015	USD	76,110	EUR	69,421	135
JP Morgan & Chase Co.	6/2/2015	USD	36,188,367	EUR	33,008,042	64,288
JP Morgan & Chase Co.	6/2/2015	USD	11,277,260	EUR	10,060,000	(228,386)
RBC Capital Markets	6/2/2015	USD	32,327,515	EUR	29,486,492	57,429
State Street Bank & Trust Co.	6/2/2015	USD	48,651,770	EUR	44,376,129	86,429
The Bank of New York Mellon	6/2/2015	USD	111,890	EUR	100,000	(2,060)
Bank of Montreal	7/2/2015	EUR	49,085,054	USD	53,834,278	(98,704)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	58,922,715	USD	64,623,487	(118,781)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	69,396	USD	76,110	(140)
JP Morgan & Chase Co.	7/2/2015	EUR	32,997,959	USD	36,188,367	(68,665)
RBC Capital Markets	7/2/2015	EUR	29,475,657	USD	32,327,515	(59,331)
State Street Bank & Trust Co.	7/2/2015	EUR	44,359,217	USD	48,651,770	(88,624)
RBC Capital Markets	7/6/2015	EUR	2,258,000	USD	2,476,495	(4,671)
RBC Capital Markets	7/6/2015	EUR	898,000	USD	986,507	(246)

Total net unrealized appreciation						$4,726,452

Currency Abbreviations

EUR – Euro

USD – U.S. Dollar

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 99.0%
Basic Materials — 5.6%
AIR WATER, Inc.	65,500	$1,178,963
Asahi Kasei Corp.	526,000	4,680,877
Daicel Corp.	111,700	1,457,054
Hitachi Chemical Co. Ltd.	48,100	954,521
Hitachi Metals Ltd.	87,600	1,458,883
JFE Holdings, Inc.	207,200	5,069,192
JSR Corp.	66,100	1,206,805
Kaneka Corp.	114,000	834,919
Kansai Paint Co. Ltd.	78,000	1,349,909
Kobe Steel Ltd.	1,209,000	2,269,645
Kuraray Co. Ltd.	151,700	1,995,940
Mitsubishi Chemical Holdings Corp.	546,700	3,450,269
Mitsubishi Gas Chemical Co., Inc.	158,000	919,115
Mitsubishi Materials Corp.	488,000	1,938,396
Mitsui Chemicals, Inc.	412,000	1,347,718
Nippon Paint Holdings Co. Ltd.	57,900	1,800,701
Nippon Steel & Sumitomo Metal Corp.	3,124,145	8,606,093
Nitto Denko Corp.	67,800	5,275,852
Oji Holdings Corp.	407,000	1,813,407
Shin-Etsu Chemical Co. Ltd.	166,000	10,162,092
Sumitomo Chemical Co. Ltd.	591,000	3,452,242
Sumitomo Metal Mining Co. Ltd.	202,000	3,128,913
Taiyo Nippon Sanso Corp.	55,000	678,443
Teijin Ltd.	456,000	1,701,067
Toray Industries, Inc.	576,000	4,805,608
Yamato Kogyo Co. Ltd.	100	2,413

		71,539,037

Communications — 6.4%
Dentsu, Inc.	96,100	4,862,491
Hakuhodo DY Holdings, Inc.	101,900	1,104,262
Hikari Tsushin, Inc.	4,000	281,997
Kakaku.com, Inc. (a)	57,600	898,006
KDDI Corp.	719,052	16,285,342
M3, Inc.	69,800	1,330,595
Mixi, Inc. (a)	17,000	728,679
Nippon Telegraph & Telephone Corp.	157,000	10,965,903
NTT DOCOMO, Inc.	614,500	11,070,555
Rakuten, Inc.	325,800	5,362,844
SBI Holdings, Inc.	94,728	1,361,598
SoftBank Corp.	389,700	23,382,314
Trend Micro, Inc.	48,300	1,700,608
Yahoo Japan Corp.	576,600	2,583,004

		81,918,198

Consumer, Cyclical — 26.8%
ABC-Mart, Inc.	6,300	365,467
Aeon Co. Ltd.	268,100	3,587,915
AISIN SEIKI Co. Ltd.	78,600	3,635,048
ANA Holdings, Inc.	508,000	1,401,026
ASICS Corp.	61,700	1,645,466
Bandai Namco Holdings, Inc.	65,900	1,356,070
Bridgestone Corp.	268,100	11,180,644
Citizen Holdings Co. Ltd.	109,100	796,395
Daihatsu Motor Co. Ltd.	68,400	1,000,801
Daiwa House Industry Co. Ltd.	232,500	5,595,436
DENSO Corp.	202,500	10,623,031
Don Quijote Holdings Co. Ltd.	29,400	2,274,020
FamilyMart Co. Ltd.	35,400	1,488,845

	Number of Shares	Value
Consumer, Cyclical (Continued)
Fast Retailing Co. Ltd.	21,600	$8,927,849
Fuji Heavy Industries Ltd.	241,400	9,137,471
Hino Motors Ltd.	107,800	1,468,717
Hitachi High-Technologies Corp.	35,600	1,008,210
Honda Motor Co. Ltd.	663,500	22,778,661
Iida Group Holdings Co. Ltd.	61,400	1,004,741
Isetan Mitsukoshi Holdings Ltd.	125,900	2,118,029
Isuzu Motors Ltd.	235,700	3,212,235
ITOCHU Corp.	631,600	8,549,233
J. Front Retailing Co. Ltd.	103,800	1,830,707
Japan Airlines Co. Ltd.	51,678	1,779,990
JTEKT Corp.	95,500	1,753,571
Koito Manufacturing Co. Ltd.	46,300	1,824,171
Lawson, Inc.	26,600	1,860,275
Marubeni Corp.	664,200	3,895,884
Marui Group Co. Ltd.	103,200	1,305,435
Mazda Motor Corp.	218,700	4,713,552
McDonald’s Holdings Co. Japan Ltd. (a)	39,400	825,681
Mitsubishi Corp.	556,500	12,496,197
Mitsubishi Logistics Corp.	30,000	426,620
Mitsubishi Motors Corp.	264,400	2,464,736
Mitsui & Co. Ltd.	680,500	9,570,259
NGK Insulators Ltd.	107,000	2,663,901
NGK Spark Plug Co. Ltd.	66,200	2,013,496
NHK Spring Co. Ltd.	62,100	731,000
Nintendo Co. Ltd.	42,500	7,232,003
Nissan Motor Co. Ltd.	1,006,400	10,545,246
Nitori Holdings Co. Ltd.	35,200	2,714,128
NOK Corp.	46,000	1,526,971
Oriental Land Co. Ltd.	78,600	5,072,602
Panasonic Corp.	894,600	13,197,540
Sankyo Co. Ltd.	11,600	429,924
Sanrio Co. Ltd. (a)	11,700	328,522
Sega Sammy Holdings, Inc.	67,000	969,520
Sekisui Chemical Co. Ltd.	170,000	2,298,352
Sekisui House Ltd.	244,500	4,088,626
Sharp Corp.*(a)	601,000	842,557
Shimamura Co. Ltd.	9,100	981,743
Shimano, Inc.	36,000	5,125,247
Sony Corp.*	480,700	14,957,607
Stanley Electric Co. Ltd.	57,600	1,378,335
Sumitomo Corp.	449,000	5,359,493
Sumitomo Electric Industries Ltd.	293,500	4,698,743
Sumitomo Rubber Industries Ltd.	63,500	1,120,964
Suzuki Motor Corp.	154,400	5,392,151
Takashimaya Co. Ltd.	116,000	1,117,802
Toho Co. Ltd.	50,200	1,267,993
Toyoda Gosei Co. Ltd.	39,000	970,954
Toyota Industries Corp.	62,400	3,770,697
Toyota Motor Corp.	1,124,300	77,939,630
Toyota Tsusho Corp.	94,800	2,661,870
USS Co. Ltd.	98,700	1,854,477
Yamada Denki Co. Ltd.	315,100	1,327,779
Yamaha Corp.	62,700	1,278,097
Yamaha Motor Co. Ltd.	107,400	2,695,492
Yokohama Rubber Co. Ltd. (The)	84,000	949,539

		337,405,389

See Notes to Financial Statements.	99

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Consumer, Non-cyclical — 13.6%
Ajinomoto Co., Inc.	231,000	$4,780,434
Alfresa Holdings Corp.	64,700	993,059
Asahi Group Holdings Ltd.	160,000	5,132,659
Astellas Pharma, Inc.	882,700	12,886,858
Benesse Holdings, Inc.	37,400	980,840
Calbee, Inc.	39,200	1,508,117
Chugai Pharmaceutical Co. Ltd.	98,000	2,937,276
Dai Nippon Printing Co. Ltd.	229,000	2,424,413
Daiichi Sankyo Co. Ltd.	265,000	5,010,051
Eisai Co. Ltd.	103,600	6,510,736
Hisamitsu Pharmaceutical Co., Inc.	31,800	1,291,318
Japan Tobacco, Inc.	444,100	16,244,725
Kao Corp.	213,400	9,726,494
Kikkoman Corp.	60,000	1,682,311
Kirin Holdings Co. Ltd.	331,800	4,783,919
Kyowa Hakko Kirin Co. Ltd.	77,000	973,396
Medipal Holdings Corp.	55,100	855,922
MEIJI Holdings Co. Ltd.	30,100	3,434,041
Miraca Holdings, Inc.	16,900	816,984
Mitsubishi Tanabe Pharma Corp.	99,900	1,588,870
NH Foods Ltd.	58,600	1,272,897
Nisshin Seifun Group, Inc.	97,285	1,216,503
Nissin Foods Holdings Co. Ltd.	35,500	1,515,933
Olympus Corp.	102,100	3,492,040
Ono Pharmaceutical Co. Ltd.	37,200	4,076,220
Otsuka Holdings Co. Ltd.	160,900	5,045,504
Park24 Co. Ltd.	46,800	826,914
Recruit Holdings Co. Ltd. (a)	57,800	1,811,562
Santen Pharmaceutical Co. Ltd.	169,400	2,357,119
Secom Co. Ltd.	84,000	5,624,816
Seven & i Holdings Co. Ltd.	309,700	12,868,089
Shimadzu Corp.	103,000	1,370,954
Shionogi & Co. Ltd.	116,500	4,134,734
Shiseido Co. Ltd.	152,700	3,070,240
Sumitomo Dainippon Pharma Co. Ltd.	60,700	690,556
Suntory Beverage & Food Ltd.	56,700	2,366,402
Suzuken Co. Ltd.	40,750	1,331,356
Sysmex Corp.	58,200	3,380,913
Taisho Pharmaceutical Holdings Co. Ltd.	8,700	603,529
Takeda Pharmaceutical Co. Ltd.	324,900	15,811,111
Terumo Corp.	119,500	2,720,920
Toppan Printing Co. Ltd.	207,000	1,756,202
Toyo Suisan Kaisha Ltd.	43,000	1,494,944
Unicharm Corp.	156,300	3,460,600
Yakult Honsha Co. Ltd. (a)	42,900	2,391,879
Yamazaki Baking Co. Ltd.	26,400	440,301

		169,694,661

Energy — 0.9%
Idemitsu Kosan Co. Ltd.	44,300	876,970
INPEX Corp.	390,500	4,813,802
JX Holdings, Inc.	896,800	3,970,444
Showa Shell Sekiyu KK	69,800	653,487
TonenGeneral Sekiyu KK	116,000	1,096,306

		11,411,009

	Number of Shares	Value
Financial — 19.0%
Acom Co. Ltd.*(a)	167,600	$540,144
AEON Financial Service Co. Ltd.	50,400	1,226,347
AEON Mall Co. Ltd.	50,350	927,367
Aozora Bank Ltd.	507,000	1,956,677
Bank of Kyoto Ltd. (The)	114,000	1,306,111
Bank of Yokohama Ltd. (The)	501,000	3,122,698
Chiba Bank Ltd. (The)	284,000	2,244,725
Chugoku Bank Ltd. (The)	61,500	948,403
Credit Saison Co. Ltd.	58,200	1,148,854
Dai-ichi Life Insurance Co. Ltd. (The)	438,500	7,712,569
Daito Trust Construction Co. Ltd.	33,900	3,781,537
Daiwa Securities Group, Inc.	683,000	5,433,073
Fukuoka Financial Group, Inc.	402,000	2,166,845
Gunma Bank Ltd. (The)	154,000	1,081,964
Hachijuni Bank Ltd. (The)	167,000	1,270,177
Hiroshima Bank Ltd. (The)	204,100	1,205,376
Hokuhoku Financial Group, Inc.	521,000	1,234,130
Hulic Co. Ltd.	103,100	1,067,425
Iyo Bank Ltd. (The)	104,100	1,275,721
Japan Exchange Group, Inc.	107,020	3,263,672
Japan Prime Realty Investment Corp. REIT	403	1,329,642
Japan Real Estate Investment Corp. REIT	522	2,405,704
Japan Retail Fund Investment Corp. REIT	1,025	2,059,662
Joyo Bank Ltd. (The)	372,000	2,017,129
Mitsubishi Estate Co. Ltd. (a)	522,900	11,708,006
Mitsubishi UFJ Financial Group, Inc.	5,243,500	38,918,037
Mitsubishi UFJ Lease & Finance Co. Ltd.	209,900	1,107,719
Mitsui Fudosan Co. Ltd.	389,900	11,392,437
Mizuho Financial Group, Inc.	9,558,840	21,148,592
MS&AD Insurance Group Holdings, Inc.	211,000	6,570,640
Nippon Building Fund, Inc. REIT	562	2,630,802
Nippon Prologis REIT, Inc.	585	1,128,852
Nomura Holdings, Inc.	1,492,300	9,902,577
Nomura Real Estate Holdings, Inc.	52,700	1,084,444
NTT Urban Development Corp.	50,600	527,546
ORIX Corp.	544,060	8,655,251
Resona Holdings, Inc.	884,100	5,077,440
Seibu Holdings, Inc.	51,700	1,166,754
Seven Bank Ltd.	236,000	1,118,060
Shinsei Bank Ltd.	629,000	1,277,106
Shizuoka Bank Ltd. (The)	217,000	2,381,292
Sompo Japan Nipponkoa Holdings, Inc.	136,450	4,980,208
Sony Financial Holdings, Inc.	64,200	1,125,562
Sumitomo Mitsui Financial Group, Inc.	523,400	23,910,712
Sumitomo Mitsui Trust Holdings, Inc.	1,362,900	6,258,041
Sumitomo Realty & Development Co. Ltd.	146,000	5,634,613
Suruga Bank Ltd.	66,600	1,421,451
T&D Holdings, Inc.	232,200	3,481,644
Tokio Marine Holdings, Inc.	278,800	11,554,987
Tokyo Tatemono Co. Ltd.	168,000	1,304,854
Tokyu Fudosan Holdings Corp.	208,800	1,572,961
United Urban Investment Corp. REIT (a)	1,070	1,604,375
Yamaguchi Financial Group, Inc.	57,500	731,982

		240,102,897

See Notes to Financial Statements.	100

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial — 20.7%
Amada Holdings Co. Ltd.	152,400	$1,561,881
Asahi Glass Co. Ltd.	460,000	3,009,467
Brother Industries Ltd.	103,400	1,624,542
Casio Computer Co. Ltd. (a)	94,700	1,792,292
Central Japan Railway Co.	57,698	10,052,929
Chiyoda Corp. (a)	38,000	337,091
Daikin Industries Ltd.	100,700	7,741,036
East Japan Railway Co.	137,400	12,581,485
FANUC Corp.	83,500	18,527,898
Fuji Electric Co. Ltd.	228,000	1,089,345
FUJIFILM Holdings Corp.	190,300	7,289,096
Hamamatsu Photonics KK	63,400	1,958,982
Hankyu Hanshin Holdings, Inc.	496,000	2,985,232
Hirose Electric Co. Ltd.	12,310	1,759,492
Hitachi Construction Machinery Co. Ltd.	48,800	892,920
Hitachi Ltd.	1,985,000	13,594,247
Hoya Corp.	169,900	6,290,742
IBIDEN Co. Ltd.	51,900	972,642
IHI Corp.	557,000	2,692,664
Japan Airport Terminal Co. Ltd.	17,200	1,004,713
Japan Display, Inc.*	155,800	656,515
JGC Corp.	69,000	1,386,782
Kajima Corp.	419,000	1,846,618
Kamigumi Co. Ltd.	64,000	596,092
Kawasaki Heavy Industries Ltd.	564,000	2,853,740
Keihan Electric Railway Co. Ltd.	207,800	1,192,069
Keikyu Corp.	156,000	1,202,852
Keio Corp.	236,000	1,745,542
Keisei Electric Railway Co. Ltd.	113,000	1,308,311
Keyence Corp.	18,610	10,061,081
Kintetsu Group Holdings Co. Ltd.	667,000	2,235,604
Komatsu Ltd.	381,300	8,059,788
Konica Minolta, Inc.	180,400	2,279,073
Kubota Corp.	451,000	7,536,349
Kurita Water Industries Ltd.	47,400	1,140,365
Kyocera Corp.	131,900	7,199,956
LIXIL Group Corp.	110,600	2,117,275
Mabuchi Motor Co. Ltd.	20,100	1,222,697
Makita Corp.	50,600	2,764,114
Maruichi Steel Tube Ltd. (a)	11,200	296,886
Minebea Co. Ltd.	130,500	2,418,322
Mitsubishi Electric Corp.	793,000	10,893,647
Mitsubishi Heavy Industries Ltd.	1,248,000	7,933,545
Mitsui OSK Lines Ltd.	491,000	1,689,216
Murata Manufacturing Co. Ltd.	83,900	13,678,576
Nabtesco Corp.	50,700	1,311,260
Nagoya Railroad Co. Ltd.	420,600	1,596,121
NEC Corp.	1,061,000	3,487,798
Nidec Corp.	86,900	6,360,927
Nikon Corp. (a)	131,200	1,631,081
Nippon Electric Glass Co. Ltd.	133,000	709,390
Nippon Express Co. Ltd.	421,000	2,330,315
Nippon Yusen KK	621,000	1,881,287
NSK Ltd.	183,000	3,024,074
Obayashi Corp.	265,000	1,740,120
Odakyu Electric Railway Co. Ltd.	307,000	2,916,271
Omron Corp.	78,600	3,666,712

	Number of Shares	Value
Industrial (Continued)
Rinnai Corp.	14,900	$1,148,878
Shimizu Corp.	294,700	2,260,439
SMC Corp.	22,000	6,673,649
Sumitomo Heavy Industries Ltd.	184,000	1,214,164
Taiheiyo Cement Corp.	512,000	1,501,575
Taisei Corp.	465,000	2,543,891
THK Co. Ltd.	50,300	1,215,403
Tobu Railway Co. Ltd.	465,000	2,053,096
Tokyu Corp.	493,000	3,241,252
Toshiba Corp.	1,640,000	5,757,144
TOTO Ltd.	115,700	1,918,468
Toyo Seikan Group Holdings Ltd.	61,700	936,573
West Japan Railway Co.	62,800	3,739,210
Yamato Holdings Co. Ltd.	154,100	3,159,227
Yaskawa Electric Corp.	100,500	1,417,033
Yokogawa Electric Corp.	97,700	1,159,506

		262,668,575

Technology — 3.5%
Advantest Corp.	60,900	728,651
Canon, Inc.	439,100	15,184,444
COLOPL, Inc.*(a)	11,900	246,504
Fujitsu Ltd.	765,000	4,296,056
GungHo Online Entertainment, Inc. (a)	165,200	608,278
Itochu Techno-Solutions Corp.	11,400	269,856
Konami Corp.	47,200	884,180
Nexon Co. Ltd.	53,700	723,845
Nomura Research Institute Ltd.	50,000	1,923,619
NTT Data Corp.	52,400	2,334,706
Oracle Corp. Japan	9,100	393,724
OTSUKA Corp.	21,300	1,036,555
Ricoh Co. Ltd.	281,700	2,950,570
ROHM Co. Ltd.	45,000	3,194,215
Seiko Epson Corp.	106,800	1,978,272
TDK Corp.	51,800	4,156,855
Tokyo Electron Ltd.	70,500	4,514,067

		45,424,397

Utilities — 2.5%
Chubu Electric Power Co., Inc.	265,700	4,020,341
Chugoku Electric Power Co., (The), Inc. (a)	117,800	1,788,141
Electric Power Development Co. Ltd.	57,900	2,015,292
Hokuriku Electric Power Co.	62,800	954,789
Kansai Electric Power Co., (The), Inc.*	285,500	3,175,545
Kyushu Electric Power Co., Inc.*	172,400	2,018,267
Osaka Gas Co. Ltd.	770,000	3,090,795
Shikoku Electric Power Co., Inc. (a)	65,200	967,113
Toho Gas Co. Ltd.	154,000	962,849
Tohoku Electric Power Co., Inc.	178,500	2,506,752
Tokyo Electric Power Co., Inc.*	571,300	3,263,519
Tokyo Gas Co. Ltd.	1,002,000	5,555,140

		30,318,543

TOTAL COMMON STOCKS (Cost $1,155,355,858)		1,250,482,706

See Notes to Financial Statements.	101

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.8%
Daily Assets Fund Institutional, 0.14% (b)(c) (Cost $10,254,032)	10,254,032	$10,254,032

TOTAL INVESTMENTS — 99.8% (Cost $1,165,609,890)		$1,260,736,738
Other assets and liabilities, net — 0.2%		2,131,821

NET ASSETS — 100.0%		$1,262,868,559

* Non-income producing security.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $7,497,559, which is 0.6% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT – Real Estate Investment Trust.

As of May 31, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
TOPIX Index Futures	17	$2,288,764	6/11/2015	$208,063

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/3/2015	JPY	657,197,500	USD	5,309,486	$14,188
Bank of Montreal	6/3/2015	JPY	2,876,577,500	USD	23,942,250	764,540
Bank of Montreal	6/3/2015	JPY	1,411,853,500	USD	11,615,413	239,558
Bank of Montreal	6/3/2015	JPY	2,990,991,000	USD	24,293,102	193,518
Bank of Montreal	6/3/2015	JPY	516,823,200	USD	4,263,567	99,320
Bank of Montreal	6/3/2015	JPY	1,265,249,500	USD	10,535,405	340,795
Bank of Montreal	6/3/2015	JPY	27,667,535,175	USD	231,241,100	8,312,951
Bank of Montreal	6/3/2015	JPY	1,012,130,500	USD	8,479,006	323,875
Bank of Montreal	6/3/2015	JPY	794,726,000	USD	6,407,851	4,433
Bank of Montreal	6/3/2015	JPY	761,912,000	USD	6,395,501	256,478
Bank of Montreal	6/3/2015	JPY	904,619,000	USD	7,493,530	204,661
Canadian Imperial Bank of Commerce	6/3/2015	JPY	360,100,906	USD	3,009,727	108,253
Canadian Imperial Bank of Commerce	6/3/2015	JPY	1,265,249,500	USD	10,534,528	339,918
Canadian Imperial Bank of Commerce	6/3/2015	JPY	2,990,991,000	USD	24,290,932	191,348
Canadian Imperial Bank of Commerce	6/3/2015	JPY	2,876,577,500	USD	23,939,759	762,049
Canadian Imperial Bank of Commerce	6/3/2015	JPY	9,488,058,268	USD	79,301,289	2,852,294
Canadian Imperial Bank of Commerce	6/3/2015	JPY	657,197,500	USD	5,309,014	13,717
Canadian Imperial Bank of Commerce	6/3/2015	JPY	1,012,130,500	USD	8,479,681	324,550
Canadian Imperial Bank of Commerce	6/3/2015	JPY	516,823,200	USD	4,263,057	98,810
Canadian Imperial Bank of Commerce	6/3/2015	JPY	794,726,000	USD	6,407,195	3,777
Canadian Imperial Bank of Commerce	6/3/2015	JPY	904,619,000	USD	7,492,972	204,103
JP Morgan & Chase Co.	6/3/2015	JPY	5,140,083,000	USD	42,960,041	1,544,383
JP Morgan & Chase Co.	6/3/2015	JPY	34,583,387,212	USD	289,035,988	10,384,115
JP Morgan & Chase Co.	6/3/2015	JPY	70,000,000	USD	583,435	19,418
State Street Bank & Trust Co.	6/3/2015	JPY	24,993,068,762	USD	208,891,804	7,512,877
The Bank of New York Mellon	6/3/2015	JPY	79,404,000	USD	663,153	23,364
The Bank of Nova Scotia	6/3/2015	JPY	20,578,198,716	USD	171,993,086	6,186,492
The Bank of Nova Scotia	6/3/2015	JPY	1,432,845,500	USD	11,786,661	241,665

See Notes to Financial Statements.	102

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/3/2015	USD	339,976,212	JPY	42,189,347,967	$(40,139)
Canadian Imperial Bank of Commerce	6/3/2015	USD	173,028,154	JPY	21,471,928,726	(20,428)
JP Morgan & Chase Co.	6/3/2015	USD	6,138,965	JPY	734,041,000	(224,510)
JP Morgan & Chase Co.	6/3/2015	USD	326,440,499	JPY	40,509,633,706	(38,541)
State Street Bank & Trust Co.	6/3/2015	USD	208,891,804	JPY	25,922,261,284	(26,009)
The Bank of Nova Scotia	6/3/2015	USD	183,779,747	JPY	22,806,147,704	(21,698)
The Bank of Nova Scotia	6/3/2015	USD	663,153	JPY	82,293,954	(78)
Bank of Montreal	7/2/2015	JPY	42,172,859,121	USD	339,976,212	33,235
Canadian Imperial Bank of Commerce	7/2/2015	JPY	21,463,277,318	USD	173,028,154	19,007
JP Morgan & Chase Co.	7/2/2015	JPY	40,495,433,544	USD	326,440,499	18,755
State Street Bank & Trust Co.	7/2/2015	JPY	25,911,419,799	USD	208,891,804	27,493
The Bank of Nova Scotia	7/2/2015	JPY	22,797,050,606	USD	183,779,747	19,447
The Bank of Nova Scotia	7/2/2015	JPY	82,261,128	USD	663,153	70
Bank of Montreal	7/2/2015	USD	10,686,746	JPY	1,325,755,000	(226)
Canadian Imperial Bank of Commerce	7/6/2015	JPY	178,402,000	USD	1,437,659	(455)
Canadian Imperial Bank of Commerce	7/6/2015	JPY	4,583,813,000	USD	36,954,909	4,403

Total net unrealized appreciation						$41,315,776

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

See Notes to Financial Statements.	103

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 99.6%
Basic Materials — 8.6%
Grupo Mexico SAB de CV, Series B	72,233	$223,704
Grupo Simec SAB de CV, Series B*	6,900	20,097
Industrias Penoles SAB de CV	4,219	74,369
Mexichem SAB de CV	30,092	91,181
Minera Frisco SAB de CV, Class A1*	29,489	23,344

		432,695

Communications — 24.1%
America Movil SAB de CV, Series L	754,109	793,340
Axtel SAB de CV*	59,400	18,053
Grupo Televisa SAB, Series CPO	51,793	391,637
TV Azteca SAB de CV	64,300	18,874

		1,221,904

Consumer, Cyclical — 10.3%
Alsea SAB de CV	17,100	51,426
Consorcio ARA SAB de CV*	45,600	18,508
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	23,300	27,977
El Puerto de Liverpool SAB de CV, Series C1	5,897	66,315
Grupo Aeromexico SAB de CV*	18,600	31,332
Grupo Comercial Chedraui SA de CV	12,826	39,089
Grupo Famsa SAB de CV, Class A*	22,500	15,021
Hoteles City Express SAB de CV*	14,100	20,575
Wal-Mart de Mexico SAB de CV	99,784	246,367

		516,610

Consumer, Non-cyclical — 19.4%
Arca Continental SAB de CV	12,394	75,158
Coca-Cola Femsa SAB de CV, Series L	1,686	14,393
Controladora Comercial Mexicana SAB de CV	15,211	49,370
Fomento Economico Mexicano SAB de CV	38,476	342,386
Genomma Lab Internacional SAB de CV, Class B*	28,742	31,003
Gruma SAB de CV, Class B	5,756	76,007
Grupo Bimbo SAB de CV, Series A*	45,833	124,056
Grupo Herdez SAB de CV	11,000	28,502
Grupo Lala SAB de CV	21,914	45,553
Industrias Bachoco SAB de CV, Series B	7,000	33,461
Kimberly-Clark de Mexico SAB de CV, Class A	45,102	101,868
OHL Mexico SAB de CV*	26,151	35,238
Organizacion Cultiba SAB de CV	15,600	20,454

		977,449

Diversified — 5.0%
Alfa SAB de CV, Class A	77,777	152,838
Grupo Carso SAB de CV, Series A1	17,592	74,371
Grupo Financiero Interacciones SA de CV, Class O	3,800	24,660

		251,869

	Number of Shares	Value
Financial — 20.6%
Banregio Grupo Financiero SAB de CV	7,800	$43,040
Bolsa Mexicana de Valores SAB de CV	17,200	30,504
Concentradora Fibra Hotelera Mexicana SA de CV REIT	19,700	24,563
Corp. Inmobiliaria Vesta SAB de CV	19,800	35,591
Credito Real SAB de CV, SOFOM, ER	9,532	22,303
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	24,900	27,570
Fibra Uno Administracion SA de CV REIT	62,382	159,126
Gentera SAB de CV	33,537	57,583
Grupo Financiero Banorte SAB de CV, Class O	48,384	273,138
Grupo Financiero Inbursa SAB de CV, Class O	63,593	145,242
Grupo Financiero Santander Mexico SAB de CV, Class B	51,982	97,827
Mexico Real Estate Management SA de CV REIT*	28,000	40,785
PLA Administradora Industrial S de RL de CV REIT*	21,200	41,356
Prologis Property Mexico SA de CV REIT*	14,600	24,973
Qualitas Controladora SAB de CV*	11,300	20,356

		1,043,957

Industrial — 11.2%
Cemex SAB de CV*	241,368	226,024
Empresas ICA SAB de CV*	28,100	23,595
Grupo Aeroportuario del Centro Norte SAB de CV*	8,200	38,378
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,815	69,832
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,202	89,480
Industrias CH SAB de CV, Series B*	6,838	28,451
Promotora y Operadora de Infraestructura SAB de CV*	7,924	86,321

		562,081

Utilities — 0.4%
Grupo Rotoplas SAB de CV*	10,100	19,526

TOTAL COMMON STOCKS (Cost $5,502,975)		5,026,091

TOTAL INVESTMENTS — 99.6% (Cost $5,502,975)		$5,026,091
Other assets and liabilities, net — 0.4%		21,870

NET ASSETS — 100.0%		$5,047,961

See Notes to Financial Statements.	104

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

May 31, 2015

* Non-income producing security.

REIT – Real Estate Investment Trust.

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/3/2015	MXN	36,845,640	USD	2,393,553	$1,342
Bank of Montreal	6/3/2015	MXN	77,584	USD	5,040	3
JP Morgan & Chase Co.	6/3/2015	MXN	1,634,000	USD	106,150	62
JP Morgan & Chase Co.	6/3/2015	MXN	41,246,200	USD	2,679,449	1,531
Bank of Montreal	6/3/2015	USD	2,398,593	MXN	36,994,103	3,257
JP Morgan & Chase Co.	6/3/2015	USD	3,918	MXN	60,000	(23)
JP Morgan & Chase Co.	6/3/2015	USD	2,629,948	MXN	40,565,021	3,745
JP Morgan & Chase Co.	6/3/2015	USD	81,864	MXN	1,260,182	(47)
JP Morgan & Chase Co.	6/3/2015	USD	61,180	MXN	943,000	44
JP Morgan & Chase Co.	6/3/2015	USD	8,688	MXN	133,739	(5)
Bank of Montreal	7/2/2015	MXN	37,075,655	USD	2,398,593	(3,351)
Bank of Montreal	7/2/2015	MXN	396,000	USD	25,617	(37)
JP Morgan & Chase Co.	7/2/2015	MXN	40,654,387	USD	2,629,948	(3,844)
Bank of Montreal	7/2/2015	USD	17,171	MXN	265,000	(3)

Total net unrealized appreciation						$2,674

Currency Abbreviations

MXN – Mexican Peso

USD – U.S. Dollar

See Notes to Financial Statements.	105

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 95.9%
Basic Materials — 7.7%
Hanwha Chemical Corp.	27,504	$472,773
Hyundai Steel Co.	16,907	1,138,066
KCC Corp.	1,402	693,252
Korea Zinc Co. Ltd.	2,039	923,598
Kumho Petrochemical Co. Ltd.	3,711	263,529
LG Chem Ltd.	10,885	2,450,537
Lotte Chemical Corp.	3,793	807,713
OCI Co. Ltd.	4,422	377,461
POSCO	15,687	3,453,759

		10,580,688

Communications — 5.8%
Cheil Worldwide, Inc.*	21,156	393,245
Daum Kakao Corp.	6,348	671,888
KT Corp.*	9,367	244,687
LG Uplus Corp.	53,991	454,046
NAVER Corp.	6,551	3,599,873
NCSoft Corp.	3,752	666,947
Samsung SDI Co. Ltd.	13,171	1,455,852
SK Telecom Co. Ltd.	2,374	528,032

		8,014,570

Consumer, Cyclical — 18.0%
Cheil Industries, Inc.*	4,074	705,805
Coway Co. Ltd.	13,138	1,084,707
Daewoo International Corp.	12,246	294,479
E-Mart Co. Ltd.	4,975	1,106,553
Halla Visteon Climate Control Corp.	9,739	324,267
Hankook Tire Co. Ltd.	18,274	723,045
Hanssem Co. Ltd.	1,853	376,201
Hanwha Corp.	11,791	459,618
Hotel Shilla Co. Ltd.	8,272	891,950
Hyundai Department Store Co. Ltd.	3,847	531,099
Hyundai Development Co.-Engineering & Construction	14,055	767,270
Hyundai Mobis Co. Ltd.	15,942	3,215,012
Hyundai Motor Co.	35,685	5,087,507
Hyundai Wia Corp.	3,968	512,000
Kangwon Land, Inc.	28,575	1,039,091
Kia Motors Corp.	61,731	2,654,169
Korean Air Lines Co. Ltd.*	9,412	343,528
LG Corp.	22,743	1,278,492
Lotte Shopping Co. Ltd.	2,670	609,529
Paradise Co. Ltd.	12,771	353,774
Samsung C&T Corp.	29,826	1,695,500
Shinsegae Co. Ltd.	1,828	400,816
SK Networks Co. Ltd.	30,784	229,439

		24,683,851

Consumer, Non-cyclical — 8.5%
Amorepacific Corp.	7,521	2,741,696
AMOREPACIFIC Group	6,700	1,057,974
Celltrion, Inc.*	15,006	934,278
CJ CheilJedang Corp.	1,940	717,708
Hanmi Pharm. Co. Ltd.*	400	148,703
KT&G Corp.	25,818	2,245,752

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
LG Household & Health Care Ltd.	2,228	$1,624,384
Lotte Confectionery Co. Ltd.	190	343,912
Orion Corp.	863	973,381
S-1 Corp.	5,181	386,617
Yuhan Corp.	2,065	497,501

		11,671,906

Diversified — 0.7%
CJ Corp.	3,602	780,041
LS Corp.	4,916	218,464

		998,505

Energy — 2.6%
GS Holdings	12,996	581,639
SK Holdings Co. Ltd.	5,163	833,907
SK Innovation Co. Ltd.*	14,655	1,487,650
S-Oil Corp.	11,199	666,938

		3,570,134

Financial — 14.6%
BNK Financial Group, Inc.	49,687	703,890
Daewoo Securities Co. Ltd.	45,177	582,929
DGB Financial Group, Inc.	42,096	499,492
Dongbu Insurance Co. Ltd.	10,810	501,362
Hana Financial Group, Inc.	68,540	1,836,804
Hanwha Life Insurance Co. Ltd.	56,481	420,454
Hyundai Marine & Fire Insurance Co. Ltd.	16,507	414,071
Industrial Bank of Korea	61,207	803,575
KB Financial Group, Inc.	90,020	3,269,393
Korea Investment Holdings Co. Ltd.	9,844	589,796
Mirae Asset Securities Co. Ltd.	6,619	341,626
NH Investment & Securities Co. Ltd.	36,736	422,634
Samsung Card Co. Ltd.	9,255	349,072
Samsung Fire & Marine Insurance Co. Ltd.	8,005	2,195,822
Samsung Life Insurance Co. Ltd.	18,893	1,909,331
Samsung Securities Co. Ltd.	14,118	743,958
Shinhan Financial Group Co. Ltd.	99,181	3,749,771
Woori Bank	75,538	715,677

		20,049,657

Industrial — 8.8%
CJ Korea Express Co. Ltd.*	1,796	304,668
Daelim Industrial Co. Ltd.	7,055	498,450
Daewoo Engineering & Construction Co. Ltd.*	32,012	204,218
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27,201	392,706
Doosan Corp.	2,135	220,580
Doosan Heavy Industries & Construction Co. Ltd.	13,250	325,795
Doosan Infracore Co. Ltd.*	36,534	344,489
GS Engineering & Construction Corp.*	13,432	327,846
Hyosung Corp.	5,690	590,435
Hyundai Engineering & Construction Co. Ltd.	18,013	719,220
Hyundai Glovis Co. Ltd.	3,961	895,313
Hyundai Heavy Industries Co. Ltd.*	10,016	1,174,897

See Notes to Financial Statements.	106

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial (Continued)
Hyundai Merchant Marine Co. Ltd.*	23,435	$187,142
Hyundai Mipo Dockyard Co. Ltd.*	3,202	226,805
KEPCO Plant Service & Engineering Co. Ltd.	5,212	505,563
Korea Aerospace Industries Ltd.	10,867	624,613
LG Display Co. Ltd.	55,451	1,463,516
LG Electronics, Inc.	25,587	1,276,753
LG Innotek Co. Ltd.	3,375	289,612
LS Industrial Systems Co. Ltd.	4,221	201,861
Samsung Electro-Mechanics Co. Ltd.	14,790	736,664
Samsung Heavy Industries Co. Ltd.	37,858	611,467

		12,122,613

Technology — 27.1%
Samsung Electronics Co. Ltd.	23,731	27,986,842
Samsung SDS Co. Ltd.	6,471	1,956,043
SK C&C Co. Ltd.	4,771	1,074,094
SK Hynix, Inc.	134,584	6,205,497

		37,222,476

Utilities — 2.1%
Korea Electric Power Corp.	60,044	2,503,075
Korea Gas Corp.	7,445	349,326

		2,852,401

TOTAL COMMON STOCKS (Cost $125,131,011)		131,766,801

	Number of Shares	Value
PREFERRED STOCKS — 3.5%
Basic Materials — 0.2%
LG Chem Ltd	2,074	$332,177

Consumer, Cyclical — 1.2%
Hyundai Motor Co	5,978	631,109
Hyundai Motor Co. — 2nd Preferred	9,209	1,005,449

		1,636,558

Consumer, Non-cyclical — 0.1%
Amorepacific Corp	800	155,561

Technology — 2.0%
Samsung Electronics Co. Ltd	2,752	2,679,366

TOTAL PREFERRED STOCKS (Cost $4,668,958)		4,803,662

TOTAL INVESTMENTS — 99.4% (Cost $129,799,969)		$136,570,463
Other assets and liabilities, net — 0.6%		827,438

NET ASSETS — 100.0%		$137,397,901

* Non-income producing security.

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/3/2015	KRW	8,656,580,000	USD	8,024,268	$213,972
JP Morgan & Chase Co.	6/3/2015	KRW	82,454,007,340	USD	77,196,899	2,803,760
State Street Bank & Trust Co.	6/3/2015	KRW	66,487,624,900	USD	62,289,324	2,301,663
JP Morgan & Chase Co.	6/3/2015	USD	447,338	KRW	481,908,000	(12,542)
JP Morgan & Chase Co.	6/3/2015	USD	75,838,182	KRW	84,407,896,340	317,830
JP Morgan & Chase Co.	6/3/2015	USD	135,000	KRW	147,555,000	(1,870)
JP Morgan & Chase Co.	6/3/2015	USD	5,500,000	KRW	5,963,925,000	(119,120)
JP Morgan & Chase Co.	6/3/2015	USD	100,000	KRW	109,303,000	(1,383)
State Street Bank & Trust Co.	6/3/2015	USD	59,748,045	KRW	66,487,624,900	239,616
JP Morgan & Chase Co.	7/6/2015	KRW	84,407,896,340	USD	75,753,104	(324,999)
State Street Bank & Trust Co.	7/6/2015	KRW	66,487,624,900	USD	59,683,685	(242,609)
State Street Bank & Trust Co.	7/6/2015	USD	289,315	KRW	322,297,000	1,176
State Street Bank & Trust Co.	7/6/2015	USD	3,379,016	KRW	3,764,224,000	13,735

Total net unrealized appreciation						$5,189,229

Currency Abbreviations

KRW – South Korean Won

USD – U.S. Dollar

See Notes to Financial Statements.	107

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 99.1%
Basic Materials — 7.6%
Anglo American PLC	2,605	$40,850
Antofagasta PLC	736	8,392
BHP Billiton PLC (Australia)	3,924	82,735
Croda International PLC	254	11,355
Fresnillo PLC (Mexico) (a)(b)	419	4,864
Glencore PLC (Switzerland)*	20,663	90,938
Johnson Matthey PLC	383	20,483
Lonmin PLC (South Africa)*	222	478
Mondi PLC (South Africa)	700	15,791
Randgold Resources Ltd. (Channel Islands)	167	12,086
Rio Tinto PLC	2,374	103,627
South32 Ltd. (Australia)*	3,924	6,477

		398,076

Communications — 8.8%
BT Group PLC	15,610	106,575
Inmarsat PLC	808	12,263
ITV PLC	7,144	29,732
Pearson PLC	1,504	30,044
Sky PLC	1,926	31,056
Vodafone Group PLC	49,446	192,976
WPP PLC	2,440	57,431

		460,077

Consumer, Cyclical — 7.6%
Barratt Developments PLC	1,900	17,191
Burberry Group PLC	830	21,502
Carnival PLC	344	16,651
Compass Group PLC	3,085	53,941
Dixons Carphone PLC	1,826	13,268
easyJet PLC	297	7,304
GKN PLC	3,065	17,174
InterContinental Hotels Group PLC	441	18,475
Kingfisher PLC	4,351	24,605
Marks & Spencer Group PLC	3,061	27,275
Merlin Entertainments PLC, 144A	1,230	8,627
Next PLC	271	31,148
Persimmon PLC*	572	17,153
Sports Direct International PLC*	510	5,269
Taylor Wimpey PLC	6,100	17,108
Travis Perkins PLC	465	15,756
TUI AG (Germany)	828	14,667
Whitbread PLC	335	26,215
William Hill PLC	1,636	10,524
Wolseley PLC (Switzerland)	486	30,017

		393,870

Consumer, Non-cyclical — 28.9%
Aggreko PLC	478	11,748
Ashtead Group PLC	943	16,142
Associated British Foods PLC	651	30,128
AstraZeneca PLC	2,357	157,517
Babcock International Group PLC	469	8,064
British American Tobacco PLC	3,477	191,605
Bunzl PLC	625	18,112
Capita PLC	1,235	23,632

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Coca-Cola HBC AG CDI (Switzerland)*	374	$8,191
Diageo PLC	4,692	130,194
Experian PLC (Ireland)	1,821	34,679
G4S PLC	2,894	13,190
GlaxoSmithKline PLC	9,074	201,581
Imperial Tobacco Group PLC	1,778	91,579
Intertek Group PLC	301	11,506
J Sainsbury PLC	2,359	9,072
Reckitt Benckiser Group PLC	1,205	108,754
Reed Elsevier PLC	2,108	34,957
SABMiller PLC	1,809	96,605
Shire PLC (Ireland)	1,095	94,307
Smith & Nephew PLC	1,636	29,005
Tate & Lyle PLC	870	7,739
Tesco PLC	15,150	49,228
Unilever PLC	2,394	105,635
WM Morrison Supermarkets PLC	3,987	10,420

		1,493,590

Energy — 14.0%
Amec Foster Wheeler PLC	725	10,527
BG Group PLC	6,369	110,680
BP PLC	34,025	234,407
Petrofac Ltd.	492	6,805
Royal Dutch Shell PLC, Class A (Netherlands)	7,264	215,717
Royal Dutch Shell PLC, Class B (Netherlands)	4,552	137,302
Tullow Oil PLC	1,699	10,260

		725,698

Financial — 23.2%
3i Group PLC	1,814	15,609
Aberdeen Asset Management PLC	1,745	11,911
Admiral Group PLC	367	8,352
Aviva PLC	7,405	59,249
Barclays PLC	30,799	127,097
British Land Co. PLC REIT	1,807	23,807
Direct Line Insurance Group PLC	2,798	14,420
Hammerson PLC REIT	1,463	14,948
Hargreaves Lansdown PLC	449	8,702
HSBC Holdings PLC	35,846	341,158
ICAP PLC	1,030	8,706
Intu Properties PLC REIT	1,720	8,788
Investec PLC (South Africa)	1,030	9,438
Land Securities Group PLC REIT	1,480	29,700
Legal & General Group PLC	11,083	45,024
Lloyds Banking Group PLC	106,494	142,859
London Stock Exchange Group PLC	583	21,893
Old Mutual PLC	9,058	30,610
Prudential PLC	4,790	119,113
Royal Bank of Scotland Group PLC*	4,752	25,079
RSA Insurance Group PLC	1,895	12,492
Schroders PLC	232	11,964
Segro PLC REIT	1,385	9,022
Standard Chartered PLC	4,593	73,429
Standard Life PLC	3,551	26,469

		1,199,839

See Notes to Financial Statements.	108

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial — 3.6%
BAE Systems PLC	5,884	$46,315
Cobham PLC	2,124	9,599
IMI PLC	507	9,648
Meggitt PLC	1,489	11,572
Melrose Industries PLC	1,857	7,527
Rexam PLC	1,315	11,235
Rolls-Royce Holdings PLC	3,466	52,868
Rolls-Royce Holdings PLC Preference Shares*	514,368	786
Royal Mail PLC	1,213	9,715
Smiths Group PLC	737	13,506
Weir Group PLC (The)	398	12,312

		185,083

Technology — 1.2%
ARM Holdings PLC	2,627	46,374
Sage Group PLC (The)	2,010	17,465

		63,839

	Number of Shares	Value
Utilities — 4.2%
Centrica PLC	9,268	$39,323
National Grid PLC	6,973	99,541
Severn Trent PLC	447	15,010
SSE PLC	1,843	46,900
United Utilities Group PLC	1,272	19,363

		220,137

TOTAL COMMON STOCKS (Cost $5,178,524)		5,140,209

SECURITIES LENDING COLLATERAL — 0.1%
Daily Assets Fund Institutional, 0.14% (c)(d) (Cost $4,736)	4,736	4,736

TOTAL INVESTMENTS — 99.2% (Cost $5,183,260)		$5,144,945
Other assets and liabilities, net — 0.8%		41,661

NET ASSETS — 100.0%		$5,186,606

* Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $4,620, which is 0.1% of net assets.

(b) Listed on London Stock Exchange.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI – Chess Depositary Interest.

REIT – Real Estate Investment Trust.

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	GBP	1,611,639	USD	2,476,163	$12,937
JP Morgan & Chase Co	6/2/2015	GBP	40,000	USD	61,456	320
JP Morgan & Chase Co	6/2/2015	GBP	1,704,663	USD	2,619,026	13,624
Bank of Montreal	6/2/2015	USD	9,628	GBP	6,266	(50)
Bank of Montreal	6/2/2015	USD	2,466,535	GBP	1,616,393	3,956
JP Morgan & Chase Co	6/2/2015	USD	29,125	GBP	19,000	(86)
JP Morgan & Chase Co	6/2/2015	USD	3,040	GBP	2,000	17
JP Morgan & Chase Co	6/2/2015	USD	2,648,317	GBP	1,735,520	4,248
Bank of Montreal	7/2/2015	GBP	1,616,770	USD	2,466,535	(3,965)
JP Morgan & Chase Co	7/2/2015	GBP	1,736,003	USD	2,648,317	(4,379)
Bank of Montreal	7/6/2015	GBP	70,000	USD	106,789	(172)
Bank of Montreal	7/6/2015	USD	10,701	GBP	7,000	(4)

Total net unrealized appreciation						$26,446

Currency Abbreviations

GBP – Pound Sterling

USD – U.S. Dollar

See Notes to Financial Statements.	109

DBX ETF Trust

Statements of assets and liabilities

May 31, 2015

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$46,911,273	$11,129,046	$6,507,837
Investment in affiliated securities at fair value (See Note 5)	98,068	—	—
Investment in Daily Assets Fund Institutional*	1,690,035	202,193	—
Cash	31,954	2,759	26,452
Foreign currency at value	81,105	20,660	10,713
Unrealized appreciation on forward foreign currency contracts	1,002,063	193,829	357,646
Receivables:
Investment securities sold	1,702,275	141,313	58,969
Dividends	140,266	30,407	20,552
Foreign tax reclaim	29,856	—	—
Interest	1,955	109	—

Total Assets	$51,688,850	$11,720,316	$6,982,169

Liabilities
Payable upon return of securities loaned	$1,690,035	$202,193	$—
Unrealized depreciation on forward foreign currency contracts	129,138	25,839	50,918
Payables:
Investment securities purchased	2,823,076	325,149	401,473
Investment advisory fees	15,952	5,723	3,294

Total Liabilities	4,658,201	558,904	455,685

Net Assets	$47,030,649	$11,161,412	$6,526,484

Net Assets Consist of
Paid-in capital	$44,342,742	$10,388,860	$10,943,939
Undistributed net investment income	1,334,726	285,031	1,037,444
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,142,965)	(257,521)	(4,448,625)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,496,146	745,042	(1,006,274)

Net Assets	$47,030,649	$11,161,412	$6,526,484

Number of Common Shares outstanding	1,750,001	400,001	500,800

Net Assets Value	$26.87	$27.90	$13.03

Investments in non-affiliated securities at cost	$45,276,897	$10,550,907	$7,818,659

Investments in affiliated securities at cost	$104,900	$—	$—

Value of securities loaned	$1,301,916	$170,710	$—

Investment in Daily Assets Fund Institutional at cost	$1,690,035	$202,193	$—

Foreign currency at cost	$81,594	$20,898	$10,786

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	110

DBX ETF Trust

Statements of assets and liabilities (Continued)

May 31, 2015

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI EMU Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$242,642,357	$21,859,341	$2,661,953,700
Investment in affiliated securities at fair value (See Note 5)	—	205,048	12,693,883
Investment in Daily Assets Fund Institutional*	1,786,338	2,117,339	159,996,535
Cash	—	5,450	1,256,013
Foreign currency at value	151,486	29,678	1,914,124
Unrealized appreciation on forward foreign currency contracts	4,265,495	486,882	40,896,870
Unrealized appreciation on futures contracts	11,860	—	—
Receivables:
Investment securities sold	36,048,416	38,022	3,657,203
Dividends	367,863	34,265	5,645,681
Foreign tax reclaim	1,487	23,031	3,442,478
Capital shares	—	—	100,690,174
Interest	1,505	2,719	306,115

Total Assets	$285,276,807	$24,801,775	$2,992,452,776

Liabilities
Payable upon return of securities loaned	$1,786,338	$2,117,339	$159,996,535
Unrealized depreciation on forward foreign currency contracts	756,716	47,815	7,436,972
Due to broker for futures contract	2,360	—	—
Payables:
Investment securities purchased	38,022,556	651,460	152,863,510
Investment advisory fees	137,618	8,439	957,542
Due to custodian	29,140	—	—
Capital shares	—	—	2,946,778

Total Liabilities	40,734,728	2,825,053	324,201,337

Net Assets	$244,542,079	$21,976,722	$2,668,251,439

Net Assets Consist of
Paid-in capital	$239,738,432	$21,429,769	$2,541,323,350
Undistributed net investment income	3,233,625	920,255	102,860,945
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(5,414,818)	(892,972)	(55,377,741)
Net unrealized appreciation on investments, futures and foreign currency translations	6,984,840	519,670	79,444,885

Net Assets	$244,542,079	$21,976,722	$2,668,251,439

Number of Common Shares outstanding	10,900,800	750,001	90,550,001

Net Assets Value	$22.43	$29.30	$29.47

Investments in non-affiliated securities at cost	$239,174,359	$21,758,702	$2,614,941,718

Investments in affiliated securities at cost	$—	$224,547	$13,627,510

Value of securities loaned	$1,673,379	$1,954,147	$148,220,936

Investment in Daily Assets Fund Institutional at cost	$1,786,338	$2,117,339	$159,996,535

Foreign currency at cost	$151,191	$29,558	$1,909,541

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	111

DBX ETF Trust

Statements of assets and liabilities (Continued)

May 31, 2015

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$226,019,052	$1,250,482,706	$5,026,091
Investment in affiliated securities at fair value (See Note 5)	8,184,755	—	—
Investment in Daily Assets Fund Institutional*	34,891,111	10,254,032	—
Cash	32,894	4,744,330	2,747
Foreign currency at value	584,367	239,266	10,936
Deposit with broker for futures contracts	34,799	—	—
Unrealized appreciation on forward foreign currency contracts	5,396,060	41,687,860	9,984
Unrealized appreciation on futures contracts	—	208,063	—
Receivables:
Investment securities sold	863,606	10,681,666	55,995
Foreign tax reclaim	614,739	864,979	—
Dividends	487,802	6,103,323	1,092
Interest	13,203	6,764	4
Capital shares	—	50,221,228	—

Total Assets	$277,122,388	$1,375,494,217	$5,106,849

Liabilities
Payable upon return of securities loaned	$34,891,111	$10,254,032	$—
Unrealized depreciation on forward foreign currency contracts	669,608	372,084	7,310
Unrealized depreciation on futures contracts	16,351	—	—
Due to broker for futures contracts	—	148,663	—
Payables:
Investment securities purchased	7,661,177	90,289,713	49,420
Investment advisory fees	90,201	425,084	2,158
Capital shares	—	11,136,082	—

Total Liabilities	43,328,448	112,625,658	58,888

Net Assets	$233,793,940	$1,262,868,559	$5,047,961

Net Assets Consist of
Paid-in capital	$233,181,900	$1,102,478,006	$5,003,920
Undistributed net investment income	9,876,983	42,626,377	505,631
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(7,622,245)	(18,492,121)	12,641
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,642,698)	136,256,297	(474,231)

Net Assets	$233,793,940	$1,262,868,559	$5,047,961

Number of Common Shares outstanding	8,550,800	28,350,800	200,001

Net Assets Value	$27.34	$44.54	$25.24

Investments in non-affiliated securities at cost	$231,285,255	$1,155,355,858	$5,502,975

Investments in affiliated securities at cost	$9,233,211	$—	$—

Value of securities loaned	$32,495,903	$7,497,559	$—

Investment in Daily Assets Fund Institutional at cost	$34,891,111	$10,254,032	$—

Foreign currency at cost	$582,270	$240,560	$10,949

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	112

DBX ETF Trust

Statements of assets and liabilities (Continued)

May 31, 2015

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$136,570,463	$5,140,209
Investment in Daily Assets Fund Institutional*	—	4,736
Cash	—	7,374
Foreign currency at value	—	10,049
Unrealized appreciation on forward foreign currency contracts	5,891,752	35,102
Receivables:
Investment securities sold	1,246,151	33,058
Dividends	—	24,449
Interest	—	78

Total Assets	143,708,366	$5,255,055

Liabilities
Payable upon return of securities loaned	$—	$4,736
Unrealized depreciation on forward foreign currency contracts	702,523	8,656
Payables:
Investment securities purchased	4,830,355	53,078
Due to custodian	709,011	—
Investment advisory fees	68,576	1,979

Total Liabilities	6,310,465	68,449

Net Assets	$137,397,901	$5,186,606

Net Assets Consist of
Paid-in capital	$136,275,582	$5,025,321
Undistributed net investment income	—	256,439
Net investment loss	(789,801)	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	(10,047,603)	(82,906)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	11,959,723	(12,248)

Net Assets	$137,397,901	$5,186,606

Number of Common Shares outstanding	5,650,001	200,001

Net Assets Value	$24.32	$25.93

Investments in non-affiliated securities at cost	$129,799,969	$5,178,524

Value of securities loaned	$—	$4,620

Investment in Daily Assets Fund Institutional at cost	$—	$4,736

Foreign currency at cost	$—	$10,090

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	113

DBX ETF Trust

Statements of operations

For the Year Ended May 31, 2015

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$676,505	$234,490	$243,442
Affiliated dividend income**	2,646	—	—
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	2,015	109	—

Total investment income	681,166	234,599	243,442

Expenses
Investment advisory fees	66,408	45,221	40,921

Total Expenses	66,408	45,221	40,921

Net Investment Income	614,758	189,378	202,521

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(90,217)	(39,244)	(1,824,240)
Foreign currency transactions	58,843	208,784	1,291,616

Net realized gain (loss)	(31,374)	169,540	(532,624)
Net change in unrealized appreciation (depreciation) on:
Investments	1,512,393	182,886	(1,140,732)
Foreign currency translations	851,556	205,919	329,572

Net change in unrealized appreciation (depreciation)	2,363,949	388,805	(811,160)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,332,575	558,345	(1,343,784)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,947,333	$747,723	$(1,141,263)

* Unaffiliated foreign tax withheld	$76,791	$14,470	$22,779
** Affiliated foreign tax withheld	$110	$—	$—

See Notes to Financial Statements.	114

DBX ETF Trust

Statements of operations (Continued)

For the Year Ended May 31, 2015

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI EMU Hedged Equity ETF(1)	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,917,046	$334,049	$46,762,683
Affiliated dividend income**	—	5,623	329,955
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,505	2,552	292,086

Total investment income	1,918,551	342,224	47,384,724

Expenses
Investment advisory fees	544,512	23,714	4,109,514
Other expenses	—	332	—

Total Expenses	544,512	24,046	4,109,514

Net Investment Income	1,374,039	318,178	43,275,210

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(682,604)	12,891	(12,011,072)
In-kind redemptions	—	—	1,034,560
Futures contracts	2,380	—	—
Foreign currency transactions	(627,239)	(304,118)	39,962,501

Net realized gain (loss)	(1,307,463)	(291,227)	28,985,989
Net change in unrealized appreciation (depreciation) on:
Investments	1,908,364	81,140	43,811,568
Futures contracts	(3,960)	—	—
Foreign currency translations	3,758,749	438,530	32,164,543

Net change in unrealized appreciation	5,663,153	519,670	75,976,111

Net realized and unrealized gain on investments, futures, and foreign currency transactions	4,355,690	228,443	104,962,100

Net Increase in Net Assets Resulting from Operations	$5,729,729	$546,621	$148,237,310

* Unaffiliated foreign tax withheld	$231,433	$57,952	$4,796,172
** Affiliated foreign tax withheld	$—	$874	$49,320

(1)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.

See Notes to Financial Statements.	115

DBX ETF Trust

Statements of operations (Continued)

For the Year Ended May 31, 2015

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$4,408,462	$11,991,960	$78,229
Affiliated dividend income**	218,207	—	—
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	12,883	6,747	4

Total investment income	4,639,552	11,998,707	78,233

Expenses
Investment advisory fees	373,535	3,045,154	25,397

Total Expenses	373,535	3,045,154	25,397

Net Investment Income	4,266,017	8,953,553	52,836

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,184,199)	(11,937,494)	(43,154)
In-kind redemptions	39,283	6,780,065	—
Futures contracts	73,302	475,539	—
Foreign currency transactions	3,789,997	85,558,954	671,950

Net realized gain	2,718,383	80,877,064	628,796
Net change in unrealized appreciation (depreciation) on:
Investments	(9,086,241)	104,468,218	(541,989)
Futures contracts	(39,439)	242,195	—
Foreign currency translations	3,970,267	42,333,221	101,113

Net change in unrealized appreciation (depreciation)	(5,155,413)	147,043,634	(440,876)

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(2,437,030)	227,920,698	187,920

Net Increase in Net Assets Resulting from Operations	$1,828,987	$236,874,251	$240,756

* Unaffiliated foreign tax withheld	$567,106	$1,347,195	$—
** Affiliated foreign tax withheld	$9,082	$—	$—

See Notes to Financial Statements.	116

DBX ETF Trust

Statements of operations (Continued)

For the Year Ended May 31, 2015

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$44,690	$206,190
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	—	78

Total investment income	44,690	206,268

Expenses
Investment advisory fees	234,927	23,073

Total Expenses	234,927	23,073

Net Investment Income (Loss)	(190,237)	183,195

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(446,738)	(88,850)
Foreign currency transactions	(9,966,268)	445,156

Net realized gain (loss)	(10,413,006)	356,306
Net change in unrealized appreciation (depreciation) on:
Investments	6,496,033	(326,042)
Foreign currency translations	5,260,039	(11,023)

Net change in unrealized appreciation (depreciation)	11,756,072	(337,065)

Net realized and unrealized gain on investments and foreign currency transactions	1,343,066	19,241

Net Increase in Net Assets Resulting from Operations	$1,152,829	$202,436

* Unaffiliated foreign tax withheld	$14,996	$3,563

See Notes to Financial Statements.	117

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF		Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	Year Ended May 31, 2015	For the Period January 23, 2014(1) to May 31, 2014	Year Ended May 31, 2015	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$614,758	$90,710	$189,378	$92,286
Net realized gain (loss)	(31,374)	(110,799)	169,540	(112,323)
Net change in unrealized appreciation(depreciation)	2,363,949	132,197	388,805	356,237

Net increase in net assets resulting from operations	2,947,333	112,108	747,723	336,200

Distributions to Shareholders from
Net investment income	(363,724)	—	(323,116)	(2,908)
Net realized gains	(7,810)	—	—	—

Total distributions	(371,534)	—	(323,116)	(2,908)

Fund Shares Transactions
Proceeds from shares sold	39,333,293	5,009,424	4,120,508	6,282,980
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	39,333,293	5,009,424	4,120,508	6,282,980

Total increase in Net Assets	41,909,092	5,121,532	4,545,115	6,616,272

Net Assets
Beginning of period	5,121,557	25	6,616,297	25

End of period	$47,030,649	$5,121,557	$11,161,412	$6,616,297

Undistributed net investment income	$1,334,726	$—	$285,031	$29,596

Net investment loss	$—	$(14,814)	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1	250,001	1
Shares sold	1,550,000	200,000	150,000	250,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	1,750,001	200,001	400,001	250,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	118

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Brazil Hedged Equity ETF		Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$202,521	$138,006	$1,374,039	$369,001
Net realized gain (loss)	(532,624)	(1,447,182)	(1,307,463)	(799,456)
Net change in unrealized appreciation (depreciation)	(811,160)	457,583	5,663,153	1,367,286

Net increase (decrease) in net assets resulting from operations.	(1,141,263)	(851,593)	5,729,729	936,831

Distributions to Shareholders from
Net investment income	(243,907)	(913,085)	(956,998)	(283,194)
Return of capital	—	(10,791)	—	—

Total distributions	(243,907)	(923,876)	(956,998)	(283,194)

Fund Shares Transactions
Proceeds from shares sold	10,339,307	3,145,520	210,396,502	19,919,058
Value of shares redeemed	(8,221,419)	(3,303,982)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	2,117,888	(158,462)	210,396,502	19,919,058

Total increase (decrease) in Net Assets	732,718	(1,933,931)	215,169,233	20,572,695

Net Assets
Beginning of year	5,793,766	7,727,697	29,372,846	8,800,151

End of year	$6,526,484	$5,793,766	$244,542,079	$29,372,846

Undistributed net investment income	$1,037,444	$—	$3,233,625	$—

Net investment loss	$—	$(121,580)	$—	$(159,178)

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	400,800	1,350,800	400,800
Shares sold	700,000	200,000	9,550,000	950,000
Shares redeemed	(600,000)	(200,000)	—	—

Shares outstanding, end of year	500,800	400,800	10,900,800	1,350,800

See Notes to Financial Statements.	119

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI EMU Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF
	For the Period December 10, 2014(1) to May 31, 2015	Year Ended May 31, 2015	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$318,178	$43,275,210	$1,265,258
Net realized gain (loss)	(291,227)	28,985,989	(608,214)
Net change in unrealized appreciation (depreciation)	519,670	75,976,111	3,468,774

Net increase in net assets resulting from operations	546,621	148,237,310	4,125,818

Distributions to Shareholders from
Net investment income	—	(24,329,020)	(72,633)
Net realized gains	—	(65,401)	—

Total distributions	—	(24,394,421)	(72,633)

Fund Shares Transactions
Proceeds from shares sold	21,430,076	2,387,879,956	159,677,708
Value of shares redeemed	—	(7,202,324)	—

Net increase in net assets resulting from fund share transactions	21,430,076	2,380,677,632	159,677,708

Total increase in Net Assets	21,976,697	2,504,520,521	163,730,893

Net Assets
Beginning of period	25	163,730,918	25

End of period	$21,976,722	$2,668,251,439	$163,730,918

Undistributed net investment income	$920,255	$102,860,945	$652,157

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	5,900,001	1
Shares sold	750,000	84,900,000	5,900,000
Shares redeemed	—	(250,000)	—

Shares outstanding, end of period	750,001	90,550,001	5,900,001

(1)	Commencement of operations.

See Notes to Financial Statements.	120

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF		Deutsche X-trackers MSCI Japan Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,266,017	$863,270	$8,953,553	$4,427,355
Net realized gain (loss)	2,718,383	(794,670)	80,877,064	2,444,775
Net change in unrealized appreciation (depreciation)	(5,155,413)	3,389,180	147,043,634	(8,122,951)

Net increase (decrease) in net assets resulting from operations.	1,828,987	3,457,780	236,874,251	(1,250,821)

Distributions to Shareholders from
Net investment income	(4,112,744)	(170,600)	(62,464,849)	(2,980,876)

Fund Shares Transactions
Proceeds from shares sold	192,112,959	37,145,009	697,274,666	362,208,513
Value of shares redeemed	(1,130,265)	—	(49,970,009)	(25,894,201)

Net increase in net assets resulting from fund share transactions	190,982,694	37,145,009	647,304,657	336,314,312

Total increase in Net Assets	188,698,937	40,432,189	821,714,059	332,082,615

Net Assets
Beginning of year	45,095,003	4,662,814	441,154,500	109,071,885

End of year	$233,793,940	$45,095,003	$1,262,868,559	$441,154,500

Undistributed net investment income	$9,876,983	$—	$42,626,377	$8,012,581

Net investment loss	$—	$(41,236)	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,700,800	200,800	12,450,800	3,200,800
Shares sold	6,900,000	1,500,000	17,200,000	10,000,000
Shares redeemed	(50,000)	—	(1,300,000)	(750,000)

Shares outstanding, end of year	8,550,800	1,700,800	28,350,800	12,450,800

See Notes to Financial Statements.	121

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI Mexico Hedged Equity ETF		Deutsche X-trackers MSCI South Korea Hedged Equity ETF
	Year Ended May 31, 2015	For the Period January 23, 2014(1) to May 31, 2014	Year Ended May 31, 2015	For the Period January 23, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$52,836	$13,290	$(190,237)	$(4,513)
Net realized gain (loss)	628,796	(126,128)	(10,413,006)	(231,799)
Net change in unrealized appreciation (depreciation)	(440,876)	(33,355)	11,756,072	203,651

Net increase (decrease) in net assets resulting from operations.	240,756	(146,193)	1,152,829	(32,661)

Distributions to Shareholders from
Net investment income	(36,482)	—	—	—
Net realized gains	(14,040)	—	—	—

Total distributions	(50,522)	—	—	—

Fund Shares Transactions
Proceeds from shares sold	—	5,003,895	249,685,690	5,047,973
Value of shares redeemed	—	—	(118,455,955)	—

Net increase in net assets resulting from fund share transactions	—	5,003,895	131,229,735	5,047,973

Total increase in Net Assets	190,234	4,857,702	132,382,564	5,015,312

Net Assets
Beginning of period	4,857,727	25	5,015,337	25

End of period	$5,047,961	$4,857,727	$137,397,901	$5,015,337

Undistributed net investment income	$505,631	$—	$—	$—

Net investment loss	$—	$(98,801)	$(789,801)	$(209,158)

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1	200,001	1
Shares sold	—	200,000	10,350,000	200,000
Shares redeemed	—	—	(4,900,000)	—

Shares outstanding, end of period	200,001	200,001	5,650,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	122

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
	Year Ended May 31, 2015	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$183,195	$263,296
Net realized gain (loss)	356,306	(224,457)
Net change in unrealized appreciation (depreciation)	(337,065)	324,817

Net increase in net assets resulting from operations	202,436	363,656

Distributions to Shareholders from
Net investment income	(316,148)	(84,384)
Net realized gains	(4,896)	—

Total distributions	(321,044)	(84,384)

Fund Shares Transactions
Proceeds from shares sold	—	5,025,917
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	—	5,025,917

Total Net increase (decrease) in Net Assets	(118,608)	5,305,189

Net Assets
Beginning of period	5,305,214	25

End of period	$5,186,606	$5,305,214

Undistributed net investment income	$256,438	$—

Net investment loss	$—	$(37,225)

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1
Shares sold	—	200,000
Shares redeemed	—	—

Shares outstanding, end of period	200,001	200,001

(1)	Commencement of Operations

See Notes to Financial Statements.	123

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Year Ended May 31, 2015	For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.61	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.96	0.45
Net realized and unrealized gain	2.16	0.16

Net increase in net asset value from investment operations	3.12	0.61

Distributions paid to shareholders from:
Net investment income	(1.82)	—
Net realized gains	(0.04)	—

Total distributions	(1.86)	—

Net Asset Value, end of period	$26.87	$25.61

Total Return***	13.01%	2.44%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$47,031	$5,122
Ratios to average net assets:
Expenses	0.40%	0.40	%†
Net investment income	3.70%	5.18	%†
Portfolio turnover rate	24%	3	%††

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Year Ended May 31, 2015	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$26.47	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.68	0.40
Net realized and unrealized gain	2.04	1.08

Net increase in net asset value from investment operations	2.72	1.48

Distributions paid to shareholders from:
Net investment income	(1.29)	(0.01)

Net Asset Value, end of period	$27.90	$26.47

Total Return***	10.78%	5.94%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$11,161	$6,616
Ratios to average net assets:
Expenses	0.60%	0.60	%†
Net investment income	2.51%	2.33	%†
Portfolio turnover rate††	19%	20	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.

See Notes to Financial Statements.	124

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Brazil Hedged Equity ETF	Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$14.46	$19.28		$20.74		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.42	0.47		0.54		0.64
Net realized and unrealized loss	(1.44)	(2.30)		(0.15)		(4.18)

Net increase (decrease) in net asset value from investment operations	(1.02)	(1.83)		0.39		(3.54)

Distributions paid to shareholders from:
Net investment income	(0.41)	(2.95)		(0.54)		(0.29)
Net realized gains	—	—		(1.31)		(0.43)
Return of capital	—	(0.04)		—		—

Total distributions	(0.41)	(2.99)		(1.85)		(0.72)

Net Asset Value, end of period	$13.03	$14.46		$19.28		$20.74

Total Return***	(6.96)%	(9.83	)%†††	1.43	%†††	(14.28)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,526	$5,794		$7,728		$4,165
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.60%	0.60%		0.68%		1.13	%†
Expenses, prior to fee waiver and expense reimbursements	0.60%	0.63%		0.92%		1.13	%†
Net investment income	2.97%	2.93%		2.66%		2.89	%†
Portfolio turnover rate††	141%	89%		25%		34	%††††

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.74	$21.96		$21.22		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.36	0.38		0.38		0.21
Net realized and unrealized gain (loss)	0.77	(0.17	)(a)	1.01		(3.34)

Net increase (decrease) in net asset value from investment operations	1.13	0.21		1.39		(3.13)

Distributions paid to shareholders from:
Net investment income	(0.44)	(0.43)		(0.40)		(0.06)
Net realized gains	—	—		(0.25)		(0.59)

Total Distributions	(0.44)	(0.43)		(0.65)		(0.65)

Net Asset Value, end of period	$22.43	$21.74		$21.96		$21.22

Total Return***	5.35%	1.17	%†††	6.54	%†††	(12.52)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$244,542	$29,373		$8,800		$4,261
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%	0.65%		0.72%		1.19	%†
Expenses, prior to fee waiver and expense reimbursements	0.65%	0.66%		0.94%		1.19	%†
Net investment income	1.64%	1.81%		1.72%		0.97	%†
Portfolio turnover rate††	58%	16%		15%		19	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not Annualized.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	125

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI EMU Hedged Equity ETF	For the Period December 10, 2014* to May 31, 2015
Net Asset Value, beginning of period	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.81
Net realized and unrealized gain	3.49

Net increase in net asset value from investment operations	4.30

Net Asset Value, end of period	$29.30

Total Return***	17.20%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$21,977
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	6.04	%†
Portfolio turnover rate††	8	%†††

Deutsche X-trackers MSCI Europe Hedged Equity ETF	Year Ended May 31, 2015		For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$27.75		$25.00

Income (loss) from Investment Operations:
Net investment income**	1.33		1.27
Net realized and unrealized gain	1.54		1.72

Net increase in net asset value from investment operations	2.87		2.99

Distributions paid to shareholders from:
Net investment income	(1.15)		(0.24)
Net realized gains	(0.00	)(a)	—

Total distributions	(1.15)		(0.24)

Net Asset Value, end of period	$29.47		$27.75

Total Return***	10.88%		12.05%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$2,668,251		$163,731
Ratios to average net assets:
Expenses	0.45%		0.45	%†
Net investment income	4.74%		7.30	%†
Portfolio turnover rate††	13%		4	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.
(a)	Less than $0.005.

See Notes to Financial Statements.	126

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Germany Hedged Equity ETF	Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$26.51	$23.22		$21.57		$25.00

Income (loss) from Investment Operations:
Net investment income**	1.38	1.03		0.44		0.27
Net realized and unrealized gain (loss)	1.93 (a)	3.11		2.08		(3.30)

Net increase (decrease) in net asset value from investment operations	3.31	4.14		2.52		(3.03)

Distributions paid to shareholders from:
Net investment income	(2.48)	(0.85)		(0.44)		(0.12)
Net realized gains	—	—		(0.43)		(0.28)

Total distributions	(2.48)	(0.85)		(0.87)		(0.40)

Net Asset Value, end of period	$27.34	$26.51		$23.22		$21.57

Total Return***	13.92%	18.70	%†††	11.86	%†††	(12.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$233,794	$45,095		$4,663		$4,331
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45%	0.47%		0.58%		1.04	%†
Expenses, prior to fee waiver and expense reimbursements	0.45%	0.47%		0.82%		1.04	%†
Net investment income	5.14%	4.15%		1.93%		1.20	%†
Portfolio turnover rate††	20%	12%		108%		17	%††††

Deutsche X-trackers MSCI Japan Hedged Equity ETF	Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$35.43	$34.08		$21.79		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.52	0.55		0.39		0.27
Net realized and unrealized gain (loss)	12.49	1.51	(a)	12.31		(3.31)

Net increase (decrease) in net asset value from investment operations	13.01	2.06		12.70		(3.04)

Distributions paid to shareholders from:
Net investment income	(3.90)	(0.71)		(0.41)		(0.17)

Total distributions	(3.90)	(0.71)		(0.41)		(0.17)

Net Asset Value, end of period	$44.54	$35.43		$34.08		$21.79

Total Return***	39.00%	6.21	%†††	59.04	%†††	(12.16)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$1,262,869	$441,155		$109,072		$4,376
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45%	0.48%		0.52%		1.03	%†
Expenses, prior to fee waiver and expense reimbursements	0.45%	0.48%		0.66%		1.03	%†
Net investment income	1.32%	1.56%		1.27%		1.15	%†
Portfolio turnover rate††	14%	13%		12%		16	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not Annualized.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	127

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI Mexico Hedged Equity ETF	Year Ended May 31, 2015		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$24.29		$25.00

Income (loss) from Investment Operations:
Net investment income**	0.26		0.07
Net realized and unrealized gain (loss)	0.94		(0.78)

Net increase (decrease) in net asset value from investment operations	1.20		(0.71)

Distributions paid to shareholders from:
Net investment income	(0.18)		—
Net realized gains	(0.07)		—

Total distributions	(0.25)		—

Net Asset Value, end of period	$25.24		$24.29

Total Return***	4.99%		(2.84)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$5,048		$4,858
Ratios to average net assets:
Expenses	0.50%		0.50	%†
Net investment income	1.04%		0.79	%†
Portfolio turnover rate††	22%		7	%†††

Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Year Ended May 31, 2015		For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.08		$25.00

Income (loss) from Investment Operations:
Net investment loss**	(0.11)		(0.02)
Net realized and unrealized gain (loss)	(0.65	)(a)	0.10	(a)

Net increase (decrease) in net asset value from investments operations	(0.76)		0.08

Net Asset Value, end of period	$24.32		$25.08

Total Return***	(3.07)%		0.32%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$137,398		$5,015
Ratios to average net assets:
Expenses	0.58%		0.58	%†
Net investment loss	(0.47)%		(0.26	)%†
Portfolio turnover rate††	287%		8	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	128

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	Year Ended May 31, 2015	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$26.53	$25.00

Income (loss) from Investment Operations:
Net investment income**	0.92	1.32
Net realized and unrealized gain	0.08	0.63

Net increase in net asset value from investment operations	1.00	1.95

Distributions paid to shareholders from:
Net investment income	(1.58)	(0.42)
Net realized gains	(0.02)	—

Total distributions	(1.60)	(0.42)

Net Asset Value, end of period	$25.93	$26.53

Total Return***	4.27%	7.90%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$5,187	$5,305
Ratios to average net assets:
Expenses	0.45%	0.45	%†
Net investment income	3.57%	7.70	%†
Portfolio turnover rate††	19%	11	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	Not Annualized.

See Notes to Financial Statements.	129

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2015, the Trust consists of twenty-three non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI EMU Hedged Equity ETF
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Deutsche X-trackers MSCI EMU Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Deutsche X-trackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Deutsche X-trackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

MSCI, Inc. (“MSCI”) is the creator of each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

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The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

131

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contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2015 (see the Schedule of Investments for security categories).

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Investment in Securities
Common Stocks*	$46,281,812	$—	$116,308	$46,398,120
Securities Lending Collateral	1,690,035	—	—	1,690,035
Preferred Stocks*	607,441	—	—	607,441
Rights*	3,424	—	—	3,424
Warrants	356	—	—	356
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,002,063	—	1,002,063
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(129,138)	—	(129,138)

Total Investments	$48,583,068	$872,925	$116,308	$49,572,301

During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $14,124. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Investment in Securities
Common Stocks*	$10,962,033	$—	$115,411	$11,077,444
Securities Lending Collateral	202,193	—	—	202,193
Preferred Stocks*	50,709	—	—	50,709
Warrants	893	—	—	893
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	193,829	—	193,829
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(25,839)	—	(25,839)

Total Investments	$11,215,828	$167,990	$115,411	$11,499,229

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Notes to financial statements (Continued)

During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $59,742. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment in Securities
Common Stocks*	$3,998,292	$—	$—	$3,998,292
Preferred Stocks*	2,509,545	—	—	2,509,545
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	357,646	—	357,646
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(50,918)	—	(50,918)

Total Investments	$6,507,837	$306,728	$—	$6,814,565

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Investment in Securities
Common Stocks*	$233,112,366	$—	$864,108	$233,976,474
Securities Lending Collateral	1,786,338	—	—	1,786,338
Preferred Stocks*	8,665,883	—	—	8,665,883
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,265,495	—	4,265,495
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(756,716)	—	(756,716)
Futures Contracts	11,860	—	—	11,860

Total Investments	$243,576,447	$3,508,779	$864,108	$247,949,334

During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $58,632. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

Deutsche X-trackers MSCI EMU Hedged Equity ETF
Investment in Securities
Common Stocks*	$21,622,485	$—	$—	$21,622,485
Securities Lending Collateral	2,117,339	—	—	2,117,339
Preferred Stocks*	435,593	—	—	435,593
Rights*	6,311	—	—	6,311
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	486,882	—	486,882
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(47,815)	—	(47,815)

Total Investments	$24,181,728	$439,067	$—	$24,620,795

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Notes to financial statements (Continued)

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investment in Securities
Common Stocks*	$2,649,206,916	$—	$0	$2,649,206,916
Securities Lending Collateral	159,996,535	—	—	159,996,535
Preferred Stocks*	25,020,632	—	—	25,020,632
Rights*	420,035	—	—	420,035
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	40,896,870	—	40,896,870
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7,436,972)	—	(7,436,972)

Total Investments	$2,834,644,118	$33,459,898	$0	$2,868,104,016

During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $74,039. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

Deutsche X-trackers MSCI Germany Hedged Equity ETF
Investment in Securities
Common Stocks*	$218,097,222	$—	$—	$218,097,222
Securities Lending Collateral	34,891,111	—	—	34,891,111
Preferred Stocks*	16,104,754	—	—	16,104,754
Rights	1,831	—	—	1,831
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,396,060	—	5,396,060
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(669,608)	—	(669,608)
Unrealized depreciation on Futures Contracts	(16,351)			(16,351)

Total Investments	$269,078,567	$4,726,452	$—	$273,805,019

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

Deutsche X-trackers MSCI Japan Hedged Equity ETF
Investment in Securities
Common Stocks*	$1,250,482,706	$—	$—	$1,250,482,706
Securities Lending Collateral	10,254,032	—	—	10,254,032
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	41,687,860	—	41,687,860
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(372,084)	—	(372,084)
Unrealized Appreciation on Futures Contracts	208,063	—	—	208,063

Total Investments	$1,260,944,801	$41,315,776	$—	$1,302,260,577

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Notes to financial statements (Continued)

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment in Securities
Common Stocks*	$5,026,091	$—	$—	$5,026,091
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9,984	—	9,984
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7,310)	—	(7,310)

Total Investments	$5,026,091	$2,674	$—	$5,028,765

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Investment in Securities
Common Stocks*	$131,766,801	$—	$—	$131,766,801
Preferred Stocks*	4,803,662	—	—	4,803,662
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,891,752	—	5,891,752
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(702,523)	—	(702,523)

Total Investments	$136,570,463	$5,189,229	$—	$141,759,692

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment in Securities
Common Stocks*	$5,140,209	$—	$—	$5,140,209
Securities Lending Collateral	4,736	—	—	4,736
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	35,102	—	35,102
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,656)	—	(8,656)

Total Investments	$5,144,945	$26,446	$—	$5,171,391

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

*	See Schedule of Investments for Industry or Country Classification.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

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Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex- dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the year ended May 31, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income,

capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain benefits of owning the securities they have loaned and continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders

136

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issued by the SEC. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2015, the funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI EMU Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

As of May 31, 2015, the funds listed below had no securities on loan.

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Derivatives

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2015, The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers Asia Pacific ex Japan ETF, Deutsche X-trackers Europe ETF, Deutsche X-trackers MSCI EMU Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US Hedged Equity ETF invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF Deutsche X-trackers United Kingdom ETF, and Deutsche X-trackers MSCI Mexico Hedged Equity ETF each invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Euro, the Japanese yen, the South Korean won, the British Pound sterling and the Mexican peso, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of May 31, 2015 is included in a table following the Funds’ Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2015.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will

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enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts in seeking performance that corresponds to its Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2015 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,002,063	Unrealized depreciation on forward foreign currency contracts	$129,138

Total		$1,002,063	Total	$129,138

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$193,829	Unrealized depreciation on forward foreign currency contracts	$25,839

Total		$193,829	Total	$25,839

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$357,646	Unrealized depreciation on forward foreign currency contracts	$50,918

Total		$357,646	Total	$50,918

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$11,860	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,265,495	Unrealized depreciation on forward foreign currency contracts	756,716

Total		$4,277,355	Total	$756,716

138

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Notes to financial statements (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI EMU Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$486,882	Unrealized depreciation on forward foreign currency contracts	$47,815

Total		$486,882	Total	$47,815

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$40,896,870	Unrealized depreciation on forward foreign currency contracts	$7,436,972

Total		$40,896,870	Total	$7,436,972

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$16,351
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,396,060	Unrealized depreciation on forward foreign currency contracts	669,608

Total		$5,396,060	Total	$685,959

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$208,063	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	41,687,860	Unrealized depreciation on forward foreign currency contracts	372,084

Total		$41,895,923	Total	$372,084

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$9,984	Unrealized depreciation on forward foreign currency contracts	$7,310

Total		$9,984	Total	$7,310

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,891,752	Unrealized depreciation on forward foreign currency contracts	$702,523

Total		$5,891,752	Total	$702,523

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$35,102	Unrealized depreciation on forward foreign currency contracts	$8,656

Total		$35,102	Total	$8,656

139

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Notes to financial statements (Continued)

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the 12-months ended May 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$(141,911)	$(141,911)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	206,787	206,787
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	1,515,750	1,515,750
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	2,380	(297,644)	(295,264)
Deutsche X-trackers MSCI EMU Hedged Equity ETF	—	(387,877)	(387,877)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	27,216,806	27,216,806
Deutsche X-trackers MSCI Germany Hedged Equity ETF	73,302	2,895,403	2,968,705
Deutsche X-trackers MSCI Japan Hedged Equity ETF	475,539	86,001,168	86,476,707
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	667,879	667,879
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(9,303,731)	(9,303,731)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	447,029	447,029

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$855,835	$855,835
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	207,027	207,027
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	331,672	331,672
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	(3,960)	3,762,688	3,758,728
Deutsche X-trackers MSCI EMU Hedged Equity ETF	—	439,067	439,067
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	32,256,592	32,256,592
Deutsche X-trackers MSCI Germany Hedged Equity ETF	(39,439)	4,006,945	3,967,506
Deutsche X-trackers MSCI Japan Hedged Equity ETF	242,195	42,742,502	42,983,630
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	101,134	101,134
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	5,260,039	5,260,039
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(10,779)	(10,779)

140

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Notes to financial statements (Continued)

For the year ended May 31, 2015 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$(16,822,080)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	(7,518,950)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	(6,549,920)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	201,991	(85,996,244)
Deutsche X-trackers MSCI EMU Hedged Equity ETF	—	(12,332,450)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	(950,550,914)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	313,861	(86,513,652)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2,107,456	(674,299,532)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(5,022,733)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(43,422,319)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(5,127,096)

As of May 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Bank of Montreal	$43,246	$(137)	$—	$43,109	$137	$(137)	$—	$—
JP Morgan & Chase Co.	468,745	(47,921)	—	420,824	47,921	(47,921)	—	—
State Street Bank & Trust Co.	86,060	(12,746)	—	73,314	12,746	(12,746)	—	—
The Bank of New York Mellon	58,206	(26,043)	—	32,163	26,043	(26,043)	—	—
The Bank of Nova Scotia	345,806	(42,291)	—	303,515	42,291	(42,291)	—	—

	$1,002,063	$(129,138)	$—	$872,925	$129,138	$(129,138)	$—	$—

Deutsche X-trackers MSCI Asia Pacific ex Japan ETF
Bank of Montreal	$24,711	$(1,660)	$—	$23,051	$1,660	$(1,660)	$—	$—
JP Morgan & Chase Co.	136,870	(18,808)	—	118,062	18,808	(18,808)	—	—
State Street Bank & Trust Co.	31,785	(3,799)	—	27,986	3,799	(3,799)	—	—
The Bank of New York Mellon	463	(463)	—	—	1,572	(463)	—	1,109

	$193,829	$(24,730)	$—	$169,099	$25,839	$(24,730)	$—	$1,109

Deutsche X-trackers MSCI Brazil Hedged Equity ETF
JP Morgan & Chase Co.	$168,274	$(14,692)	$—	$153,582	$14,692	$(14,692)	$—	$—
State Street Bank & Trust Co.	114,430	(293)	—	114,137	293	(293)	—	—
The Bank of New York Mellon	74,942	(35,933)	—	39,009	35,933	(35,933)	—	—

	$357,646	$(50,918)	$—	$306,728	$50,918	$(50,918)	$—	$—

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Bank of Montreal	$23,463	$(13,159)	$—	$10,304	$13,159	$(13,159)	$—	$—
JP Morgan & Chase Co.	2,093,682	(458,313)	—	1,635,369	458,313	(458,313)	—	—
State Street Bank & Trust Co.	1,400,463	(167,725)	—	1,232,738	167,725	(167,725)	—	—
The Bank of New York Mellon	740,296	(112,090)	—	628,206	112,090	(112,090)	—	—
The Bank of Nova Scotia	7,591	(5,429)	—	2,162	5,429	(5,429)	—	—

	$4,265,495	$(756,716)	$—	$3,508,779	$756,716	$(756,716)	$—	$—

141

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Notes to financial statements (Continued)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI EMU Hedged Equity ETF
Canadian Imperial Bank of Commerce	$198,991	$(16,667)	$—	$182,324	$16,667	$(16,667)	$—	$—
JP Morgan & Chase Co.	187,649	(21,747)	—	165,902	21,747	(21,747)	—	—
RBC Capital Markets	99,642	(9,195)	—	90,447	9,195	(9,195)	—	—
The Bank of New York Mellon	600	(206)	—	394	206	(206)	—	—

	$486,882	$(47,815)	$—	$439,067	$47,815	$(47,815)	$—	$—

Deutsche X-trackers MSCI Europe Hedged Equity ETF
Bank of Montreal	$3,180,540	$(544,156)	$—	$2,636,384	544,156	$(544,156)	$—	$—
Canadian Imperial Bank of Commerce	9,115,286	(1,284,164)	—	7,831,122	1,284,164	(1,284,164)	—	—
JP Morgan & Chase Co.	9,850,940	(2,031,438)	—	7,819,502	2,031,438	(2,031,438)	—	—
RBC Capital Markets	6,789,670	(925,091)	—	5,864,579	925,091	(925,091)	—	—
State Street Bank & Trust Co.	9,181,193	(1,394,083)	—	7,787,110	1,394,083	(1,394,083)	—	—
The Bank of New York Mellon	1,892,285	(971,882)	—	920,403	971,882	(971,882)	—	—
The Bank of Nova Scotia	886,956	(286,158)	—	600,798	286,158	(286,158)	—	—

	$40,896,870	$(7,436,972)	$—	$33,459,898	$7,436,972	$(7,436,972)	$—	$—

Deutsche X-trackers MSCI Germany Hedged Equity ETF
Bank of Montreal	$1,172,945	$(98,704)	$—	$1,074,241	$98,704	$(98,704)	$—	$—
Canadian Imperial Bank of Commerce	1,418,318	(118,921)	—	1,299,397	118,921	(118,921)	—	—
JP Morgan & Chase Co.	1,024,363	(297,051)	—	727,312	297,051	(297,051)	—	—
RBC Capital Markets	709,579	(64,248)	—	645,331	64,248	(64,248)	—	—
State Street Bank & Trust Co.	1,068,104	(88,624)	—	979,480	88,624	(88,624)	—	—
The Bank of New York Mellon	2,751	(2,060)	—	691	2,060	(2,060)	—	—

	$5,396,060	$(669,608)	$—	$4,726,452	$669,608	$(669,608)	$—	$—

Deutsche X-trackers MSCI Japan Hedged Equity ETF
Bank of Montreal	$10,787,552	$(40,365)	$—	$10,747,187	$40,365	$(40,365)	$—	$—
Canadian Imperial Bank of Commerce	4,922,229	(20,883)	—	4,901,346	20,883	(20,883)	—	—
JP Morgan & Chase Co.	11,966,671	(263,051)	—	11,703,620	263,051	(263,051)	—	—
State Street Bank & Trust Co.	7,540,370	(26,009)	—	7,514,361	26,009	(26,009)	—	—
The Bank of New York Mellon	23,364	—	—	23,364	—	—	—	—
The Bank of Nova Scotia	6,447,674	(21,776)	—	6,425,898	21,776	(21,776)	—

	$41,687,860	$(372,084)		$41,315,776	$372,084	$(372,084)	$—	$—

Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Bank of Montreal	$4,602	$(3,391)	$—	$1,211	$3,391	$(3,391)	$—	$—
JP Morgan & Chase Co.	5,382	(3,919)	—	1,463	3,919	(3,919)	—	—

	$9,984	$(7,310)	$—	$2,674	$7,310	$(7,310)	$—	$—

Deutsche X-trackers MSCI South Korea Hedged Equity ETF
JP Morgan & Chase Co.	$3,335,562	$(459,914)	$—	$2,875,648	$459,914	$(459,914)	$—	$—
State Street Bank & Trust Co.	2,556,190	(242,609)	—	2,313,581	242,609	(242,609)	—	—

	$5,891,752	$(702,523)	$—	$5,189,229	$702,523	$(702,523)	$—	$—

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
JP Morgan & Chase Co.	$18,209	$(4,465)	$—	$13,744	$4,465	$(4,465)	$—	$—
Bank of Montreal	16,893	$(4,191)	—	12,702	4,191	(4,191)	—	—

	$35,102	$(8,656)	$—	$26,446	$8,656	$(8,656)	$—	$—

142

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Notes to financial statements (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging subadvisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

TDAM USA Inc. (“TDAM”) serves as investment sub-advisor to each Fund. TDAM is responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and TDAM from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Management Fee
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	0.40%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI EMU Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	0.50%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	0.58%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Funds paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

As of May 31, 2015, the components of accumulated earnings (losses) were as follows:

Fund	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Net Accumulated Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$1,334,726	$—	$(77,909)	$1,431,090	$2,687,907
Deutsche X-trackers MSCI AC Asia Pacific ex Japan Hedged Equity ETF	285,031	—	(53,183)	540,704	772,552
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1,037,444	—	(3,296,052)	(2,158,847)	(4,417,455)

143

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Notes to financial statements (Continued)

Fund	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Net Accumulated Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	$3,233,625	$—	$(1,067,555)	$2,637,577	$4,803,647
Deutsche X-trackers MSCI EMU Hedged Equity ETF	920,255	—	(435,970)	62,668	546,953
Deutsche X-trackers MSCI Europe Hedged Equity ETF	102,860,945	—	(8,611,085)	32,678,229	126,928,089
Deutsche X-trackers MSCI Germany Hedged Equity ETF	9,876,983	—	(1,607,031)	(7,657,912)	612,040
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,034,332	24,402,118	—	76,954,103	160,390,553
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	517,351	33,878	—	(507,188)	44,041
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	—	(2,213,230)	3,335,549	1,122,319
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	266,929	12,470	—	(118,114)	161,285

The tax character of dividends and distributions declared for the years ended May 31, 2015 and May 31, 2014 were as follows:

	Year Ended May 31, 2015
Fund	Ordinary Income*	Return of Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$371,534	$—
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	323,116	—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	243,907	—
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	956,998	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	24,394,421	—
Deutsche X-trackers MSCI Germany Hedged Equity ETF	4,112,744	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	62,464,849	—
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	50,522	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	321,044	—

	Year Ended May 31, 2014
Fund	Ordinary Income*	Return of Capital
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	$2,908	$—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	913,085	10,791
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	283,194	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	72,633	—
Deutsche X-trackers MSCI Germany Hedged Equity ETF	170,600	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2,980,876	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	84,384	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2015 for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-term	Long-term	Total Amount
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	$865,903	$1,434,243	$2,300,146
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	81,895	—	81,895
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	429,896	429,896

144

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Notes to financial statements (Continued)

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

During the fiscal year ended May 31, 2015, the Fund incurred and elected to defer net capital losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$77,909
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	—	53,183
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	995,906
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	—	985,660
Deutsche X-trackers MSCI EMU Hedged Equity ETF	—	435,970
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	8,611,085
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	1,177,135
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	789,801	1,423,429
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	—

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), investments in futures, Passive Foreign Investment Companies (“PFICs”) and redemptions-in-kind. For the fiscal year ended May 31, 2015, the adjustments were as follows:

Fund	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$1,098,506	$(1,098,506)	$—
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	389,173	(389,173)	—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1,200,410	(1,200,410)	—
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	2,975,762	(2,975,762)	—
Deutsche X-trackers MSCI EMU Hedged Equity ETF	602,077	(601,745)	(332)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	83,262,598	(84,230,583)	967,985
Deutsche X-trackers MSCI Germany Hedged Equity ETF	9,764,946	(9,798,337)	33,391
Deutsche X-trackers MSCI Japan Hedged Equity ETF	88,125,092	(94,192,563)	6,067,471
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	588,078	(588,078)	—
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	(390,406)	390,406	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	426,617	(426,617)	—

As of May 31, 2015, the cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$47,294,267	$1,405,109	$2,467,538	$(1,062,429)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	10,817,951	513,288	1,095,825	(582,537)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	8,667,934	(2,160,097)	103,210	(2,263,307)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	242,373,266	2,055,429	11,468,471	(9,413,042)

145

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Notes to financial statements (Continued)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers MSCI EMU Hedged Equity ETF	$24,115,880	$65,848	$560,689	$(494,841)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	2,801,578,494	33,065,624	89,607,532	(56,541,908)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	276,694,247	(7,599,329)	2,543,405	(10,142,734)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	1,183,607,257	77,129,481	99,394,762	(22,265,281)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	5,533,024	(506,933)	160,082	(667,015)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	133,239,663	3,330,800	9,369,435	(6,038,635)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	5,262,364	(117,419)	415,598	(533,017)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the Year ended May 31, 2015.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/15	Dividend Income
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$11,180	$97,190	$(3,969)	$(4,013)	$(2,320)	$98,068	$2,646
Deutsche X-trackers MSCI EMU Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$—	$224,547	$—	$(19,499)	$—	$205,048	$5,623
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$728,748	$13,591,493	$(613,943)	$(883,289)	$(129,126)	$12,693,883	$329,955
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$1,459,644	$8,422,779	$(608,087)	$(775,860)	$(313,721)	$8,184,755	$218,207

6. Investment Portfolio Transactions

For the Year ended May 31, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in- kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$9,234,513	$4,045,437
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	2,909,242	1,407,117
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	12,997,919	9,313,873
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	144,940,349	52,551,700
Deutsche X-trackers MSCI EMU Hedged Equity ETF	6,985,232	984,405
Deutsche X-trackers MSCI Europe Hedged Equity ETF	269,807,201	125,108,267

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	Purchases	Sales
Deutsche X-trackers MSCI Germany Hedged Equity ETF	$29,400,684	$17,056,681
Deutsche X-trackers MSCI Japan Hedged Equity ETF	179,826,437	99,246,592
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	1,868,004	1,121,373
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	252,915,160	127,424,365
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	1,261,131	958,587

For the Year ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$35,319,328	$—
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	2,889,464	—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	—
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	120,118,717	—
Deutsche X-trackers MSCI EMU Hedged Equity ETF	15,969,153	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	2,341,718,324	6,986,678
Deutsche X-trackers MSCI Germany Hedged Equity ETF	188,555,597	1,138,690
Deutsche X-trackers MSCI Japan Hedged Equity ETF	683,567,486	49,059,620
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	—
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	—

7. Fund Share Transactions

As of May 31, 2015, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Brazil Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to a Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

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9. Line of Credit

The Trust entered into a senior unsecured credit facility with a commercial bank which allows the Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, and certain other funds managed by the Advisor, to borrow up to $100 million.

The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month Eurodollar Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets as permitted by the Act. The Fund had no loans outstanding at May 31, 2015.

10. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2015, there was one affiliated shareholder account for fund listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	37%

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Report of independent registered public accounting firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI EMU Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI EMU Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF at May 31, 2015, the results of their operations and changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 29, 2015

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Officers and trustees (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Director During Past 5 Years
Independent Trustees:
J. David Officer Age: 66 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	23	Ilex Partners (Asia), LLC; Old Westbury Funds; MAN Long/Short Fund; GLG Investment Series Trust.
Stephen R. Byers Age: 61 345 Park Ave. New York, New York 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Retired. Independent Consultant - Financial Matters; Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	23	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 50 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-present); Senior Vice President and Chief Financial Officer, KBI BioPharma (2013-2014); M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010).	23	Celldex Therapeutics.
Alex Depetris Age: 35 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	23	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.

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Officers and trustees (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee/Officers:*
Michael Gilligan Age: 48 345 Park Ave. New York, New York 10154	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG since 2008. Chief Financial Officer, DBX Advisors LLC, since 2010. Chief Financial Officer of Global Passive Asset Management Platform since 2012.
Fiona Bassett Age: 40 345 Park Ave. New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset and Wealth Management Platform since 2014; Managing Director, COO Global Key Projects and Integration at Deutsche Asset and Wealth Management, 2012-2014; Managing Director at Deutsche Bank AG, 2004-2012.
Frank Gecsedi Age: 47 345 Park Ave. New York, New York 10154	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

Deutsche X-trackers MSCI EMU Hedged Equity ETF

At a meeting held on November 3, 2014, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement and the Sub-Investment Advisory Agreement with respect to Deutsche X-trackers MSCI EMU Hedged Equity ETF (the “Fund”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

In reaching this decision, with respect to the Sub-Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub- Investment Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Fund; and (4) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Fund’s portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also noted that the Fund’s portfolio would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Fund, and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that since the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser at this time, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board noted that since the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM proposes to provide to the Fund, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Sub–Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by DBX Advisors LLC (“DBX” or “Adviser”)). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub Investment-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Fund.

Performance of TDAM; TDAM’s Financial Resources.    The Board noted that the Fund has not commenced operations and has no performance history, but the Board considered TDAM’s performance in managing other equity based portfolios of the Trust and its ability to minimize tracking error. The Board concluded that, given TDAM’s capabilities and experience in managing other portfolios of the Trust, TDAM should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub Investment-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Fund would be paid by the Adviser and not the Fund. The Board further noted that the proposed fee for the Fund was a unitary fee pursuant to which the Adviser would pay all of the Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that since the Fund was new, it was difficult to estimate the profitability of the Fund to the Sub-Adviser at this time, and further noted that the fees to be paid by the Adviser to TDAM under the Sub-Investment Advisory Agreement contain breakpoints.

The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Fund’s assets increased.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Fund. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Fund and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Fund’s soft dollar arrangements, whereby brokers provide brokerage services to the Fund or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that since the Fund was new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI Mexico Hedged Equity ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement the Sub-Investment Advisory Agreement with respect to Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers

154

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

MSCI All World ex US Hedged Equity ETF (“DBAW”), Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI Mexico Hedged Equity ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Investment Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

155

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. With respect to DBAW, the Board noted that while the Fund’s advisory fees were higher than those of the ETFs in the Fund’s peer group, none of those ETFs tracked a currency-hedged index. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the extensive information provided by the Adviser about its current lack of profitability with respect to the Funds. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM provides to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Sub-Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by DBX Advisors LLC (“DBX” or “Adviser”) or affiliates of the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

156

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board considered TDAM’s performance in managing the Funds, as well as other index based portfolios, and its record at minimizing tracking error. The Board concluded that TDAM had generally been able to keep any such tracking error, within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub- Investment Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that the fee paid by the Adviser to TDAM under the Sub- Investment Advisory Agreement contained breakpoints. The Board further noted that they had requested, but had not been able to obtain, specific information about TDAM’s profitability with respect to its services provided to the Funds, but that the overall fees paid by each Fund remained reasonable.

The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

157

DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended May 31 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2015.

Qualified Divided Income*
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	38%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	30%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	27%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	37%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	42%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	19%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	10%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	34%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$716,152	$68,332
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	249,019	14,228
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	266,220	22,779
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	2,145,467	228,859
Deutsche X-trackers MSCI EMU Hedged Equity ETF	326,369	47,384
Deutsche X-trackers MSCI Europe Hedged Equity ETF	46,794,925	3,989,973
Deutsche X-trackers MSCI Germany Hedged Equity ETF	4,409,316	456,795
Deutsche X-trackers MSCI Japan Hedged Equity ETF	13,341,267	1,346,495
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	77,924	1,361
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	209,760	2,639

158

DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

159

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at WWW.DEUTSCHE-ETFS.COM. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. These funds are non-diversified and can take larger positions in fewer issues, increasing potential risk. Performance of the funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. DBX ETF Trust Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in Deutsche-X ETFs. Index data source: MSCI Inc.

Copyright © 2015 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

MSCI - R-35361-2 (7/15) DBX 1501 (7/16)

May 31, 2015

Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder:

We are pleased to provide this annual report for Deutsche X-trackers MSCI EAFE Hedged Equity ETF for the period ending May 31, 2015.

Over the past twelve months, global equity markets have been influenced by geopolitical developments, commodity market adjustments, divergent central bank policies and a strengthening US dollar. In the US, while the first half of the reporting period benefited from improving economic conditions, the second half saw higher volatility in the markets. The Eurozone was impacted by weak macroeconomic data, the Russia-Ukraine crisis and uncertainty over Greece’s debt repayment. Despite this, European equity markets were up due to quantitative easing and negative interest rates by the European Central Bank. To help boost growth and address deflationary pressures, the ECB announced its bond buying program of EUR 60 billion per month until September 2016.

In Germany, although growth in key export markets slowed down, the domestic economy proved to be the biggest driver of growth, underpinned by a robust labor market. UK equity markets fell in the second half of 2014, but picked up in 2015 and posted positive returns for the reporting period. The UK, like many other developed economies, has been grappling with low inflation in the wake of falling commodity prices.

In Asia, Japanese equities touched new highs, benefiting from encouraging economic data and a weakening Japanese yen. Japan’s economy grew at a much faster pace than expected, indicating that a recovery is underway. Hong Kong equity markets rallied as excess liquidity from mainland China flowed into Hong Kong. The Hong Kong-Shanghai Stock Connect also substantially boosted trading volumes. Australia, the powerhouse of the decade-long commodity boom, was hit hard by the rout in commodity prices. Waning demand in key markets such as China, one of the world’s largest consumers, put downward pressure on capital expenditure. Despite the subdued economy, Australian markets finished higher as low interest rates and a weakening Australian dollar boosted gross domestic product growth.

While major stock indices have performed well in local currency terms, performance in US dollar terms contracted. In the current market environment, hedging currency exposure plays a significant role in managing investments in international equities. In the backdrop of a strengthening dollar, our currency-hedged strategy has made a significant positive contribution to fund performance.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

s/Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s discussion of fund performance (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF (“DBEF”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “DBEF Index”). The DBEF Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the 12 months ended May 31, 2015, DBEF shares returned 16.22%, compared with the DBEF Index return of 16.60%.

Five of ten sectors represented in the DBEF Index contributed positive returns, with Healthcare and Consumer Discretionary being the primary contributors. However, the stock portion of the Index, calculated in US dollar terms, performed negatively due to a strong US dollar. Energy and Materials, which comprised only about 13% of the average weight of the Index, were the main contributors to negative performance. Japan, with an average allocation of over 21% to the DBEF Index, delivered significant positive returns to fund performance. UK, France, Australia and Germany, which comprised nearly half of the fund, were the main contributors to negative performance. The currency-hedging strategy by DBEF delivered a significant positive contribution of 16.86% to fund returns, which outweighed the negative impact of stock performance.

*************************

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. See pages 4 and 5 of this report for additional performance information, including performance data based on market value.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

3

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 31, 2015, the Index included securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	16.22%	15.67%	16.60%	-0.48%
Since Inception[1]	12.16%	12.22%	12.64%	6.01%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	16.22%	15.67%	16.60%	-0.48%
Since Inception[1]	57.89%	58.24%	60.59%	26.16%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.35%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Assets Value from commencement of operations, 6/9/11.

Sector Breakdown* as of 5/31/15

Financial	25.5%
Consumer, Non-cyclical	23.4%
Consumer, Cyclical	13.3%
Industrial	11.3%
Communications	7.3%
Basic Materials	6.9%
Energy	5.4%
Utilities	4.0%
Technology	2.4%
Diversified	0.5%

Total	100.0%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Nestle SA	1.9%
Novartis AG	1.8%
Roche Holding AG	1.6%
Toyota Motor Corp.	1.4%
HSBC Holdings PLC	1.4%
BP PLC	1.0%
Royal Dutch Shell PLC, Class A	0.9%
Sanofi	0.9%
Bayer AG	0.9%
Novo Nordisk A/S, Class B	0.8%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

Country Breakdown* as of 5/31/15

Japan	21.4%
United Kingdom	18.0%
Switzerland	10.1%
France	9.7%
Germany	9.0%
Australia	7.1%
Netherlands	4.2%
Spain	3.5%
Sweden	3.2%
Hong Kong	3.1%
Italy	2.2%
Denmark	1.7%
Singapore	1.4%
Belgium	1.3%
Finland	0.9%
Ireland	0.9%
Norway	0.6%
Israel	0.6%
Luxembourg	0.3%
Austria	0.2%
New Zealand	0.2%
Other	0.4%

Total	100.0%

5

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,116.51	0.35%	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 99.3%
Australia — 7.1%
AGL Energy Ltd	601,816	$7,467,716
ALS Ltd. (a)	30	140
Alumina Ltd.	2,714,547	3,673,467
Amcor Ltd.	1,051,351	11,655,241
AMP Ltd.	2,935,407	14,946,795
APA Group (b)	1,014,786	7,230,959
Asciano Ltd.	704,297	3,640,056
ASX Ltd.	152,433	4,851,666
Aurizon Holdings Ltd.	1,826,281	7,456,146
AusNet Services (b)	5,867,674	6,841,343
Australia & New Zealand Banking Group Ltd.	2,452,793	62,240,588
Bank of Queensland Ltd.	368,958	3,737,648
Bendigo and Adelaide Bank Ltd.	649,183	6,099,926
BHP Billiton Ltd.	2,889,196	65,362,327
Boral Ltd.	695,685	3,329,603
Brambles Ltd.	1,319,007	11,536,622
Caltex Australia Ltd.	282,804	7,286,534
CIMIC Group Ltd.	438,226	8,121,501
Coca-Cola Amatil Ltd.	517,037	3,988,580
Cochlear Ltd.	41,601	2,816,423
Commonwealth Bank of Australia	1,458,982	94,914,813
Computershare Ltd.	537,004	5,288,091
Crown Resorts Ltd.	359,945	3,602,312
CSL Ltd.	442,769	31,651,504
Dexus Property Group REIT	670,967	4,109,029
Federation Centres REIT	1,511,191	3,512,356
Flight Centre Travel Group Ltd. (a)	49,471	1,760,662
Fortescue Metals Group Ltd. (a)	1,214,302	2,246,713
Goodman Group REIT	1,843,810	9,233,429
GPT Group REIT	1,568,892	5,541,669
Harvey Norman Holdings Ltd.	926,615	3,329,682
Healthscope Ltd.	37,637	80,283
Iluka Resources Ltd.	433,574	2,983,399
Incitec Pivot Ltd.	1,239,394	3,780,836
Insurance Australia Group Ltd.	1,996,762	8,640,687
Lend Lease Group (b)	978,215	12,459,908
Macquarie Group Ltd.	304,181	19,011,894
Medibank Pvt Ltd.*	2,473,060	4,046,262
Mirvac Group REIT	3,002,605	4,614,236
National Australia Bank Ltd.	2,381,253	62,482,494
Newcrest Mining Ltd.*	797,724	8,617,878
Novion Property Group REIT	23	43
Orica Ltd. (a)	343,256	5,744,728
Origin Energy Ltd.	1,213,531	12,349,076
Platinum Asset Management Ltd.	5,707	34,295
Qantas Airways Ltd.*	1,174,061	3,159,649
QBE Insurance Group Ltd.	1,102,026	12,343,405
Ramsay Health Care Ltd.	118,377	5,748,882
REA Group Ltd.	40,778	1,218,077
Rio Tinto Ltd.	409,475	18,220,316
Santos Ltd.	1,095,009	6,906,805
Scentre Group REIT	4,983,843	15,051,056
Seek Ltd.	235,921	3,051,915
Sonic Healthcare Ltd.	318,392	4,888,002
South32 Ltd.*(a)(c)	2,730,841	4,572,420

	Number of Shares	Value
Australia (Continued)
South32 Ltd.*(c)	1,924,193	$3,176,207
Stockland REIT	1,935,899	6,423,592
Suncorp Group Ltd.	1,093,261	11,309,078
Sydney Airport (b)	1,831,914	7,969,350
Tabcorp Holdings Ltd.	1,555,774	5,983,014
Tatts Group Ltd.	1,437,170	4,570,956
Telstra Corp. Ltd.	4,292,350	20,412,258
TPG Telecom Ltd.	211,844	1,464,165
Transurban Group (b)	1,624,513	12,631,347
Treasury Wine Estates Ltd.	302,054	1,242,431
Wesfarmers Ltd.	967,882	32,308,120
Westfield Corp. REIT	2,151,960	15,926,307
Westpac Banking Corp.	2,805,802	71,992,045
Woodside Petroleum Ltd.	671,922	18,817,473
Woolworths Ltd.	1,048,276	22,440,845
WorleyParsons Ltd.	186,443	1,552,314

		865,699,589

Austria — 0.2%
Andritz AG	32,820	2,029,037
Erste Group Bank AG*	287,425	8,338,640
Immofinanz AG*	16	43
OMV AG (a)	101,808	2,890,430
Raiffeisen Bank International AG (a)	115,565	1,776,947
Voestalpine AG	212,850	8,852,970

		23,888,067

Belgium — 1.3%
Ageas	194,884	7,298,786
Anheuser-Busch InBev NV	707,915	85,097,525
Belgacom SA	141,134	4,902,101
Colruyt SA	74,325	3,343,196
Delhaize Group SA*	92,675	8,271,028
Groupe Bruxelles Lambert SA	74,526	6,198,632
KBC Groep NV	219,770	14,735,814
Solvay SA (a)	58,363	8,076,593
Telenet Group Holding NV*	18,381	998,893
UCB SA	131,645	9,412,509
Umicore SA	124,668	6,123,862

		154,458,939

Bermuda — 0.0%
Seadrill Ltd. (a)	353,990	4,268,150

Channel Islands — 0.0%
Randgold Resources Ltd	82,060	5,938,652

Denmark — 1.7%
A.P. Moeller — Maersk A/S, Class A	7,816	14,705,160
A.P. Moeller — Maersk A/S, Class B	8,110	15,640,352
Carlsberg A/S, Class B (a)	142,766	13,125,372
Coloplast A/S, Class B (a)	74,034	5,591,173
Danske Bank A/S (a)	599,766	17,597,198
DSV A/S	221,418	7,699,228
ISS A/S	38,775	1,331,744
Novo Nordisk A/S, Class B (a)	1,813,822	101,281,909
Novozymes A/S, Class B (a)	221,178	10,637,643
Pandora A/S	96,527	9,705,633
TDC A/S	664,345	4,968,345

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Denmark (Continued)
Tryg A/S (a)	41,690	$832,849
Vestas Wind Systems A/S	194,453	9,927,688
William Demant Holding A/S*(a)	8,319	685,213

		213,729,507

Finland — 0.9%
Elisa OYJ	80,606	2,474,396
Fortum OYJ	630,232	11,988,598
Kone OYJ, Class B (a)	293,295	12,295,519
Metso OYJ	100,883	2,905,164
Neste OYJ	123,003	3,115,265
Nokia OYJ (a)	3,551,419	25,918,923
Nokian Renkaat OYJ	72,148	2,328,071
Orion OYJ, Class B	52,674	1,758,693
Sampo OYJ, Class A	461,181	21,719,320
Stora Enso OYJ, Class R	662,404	6,929,597
UPM-Kymmene OYJ	573,926	10,293,478
Wartsila OYJ Abp	152,471	6,812,213

		108,539,237

France — 9.7%
Accor SA	151,714	8,313,860
Aeroports de Paris (a)	24,852	3,074,770
Air Liquide SA	342,270	44,094,751
Airbus Group NV*	547,879	37,307,521
Alcatel-Lucent*	3,183,835	12,738,836
Alstom SA*	241,165	7,550,147
Arkema SA*	64,334	4,778,592
AtoS	74,226	5,709,003
AXA SA	1,654,649	41,643,363
BNP Paribas SA (a)	956,798	57,723,135
Bollore SA	540,126	3,082,367
Bouygues SA	188,806	7,434,042
Bureau Veritas SA	201,284	4,612,620
Cap Gemini SA	121,845	10,574,620
Carrefour SA*	549,845	18,663,327
Casino Guichard-Perrachon SA (a)	49,770	3,907,259
Christian Dior SE	54,687	10,979,444
Cie de Saint-Gobain (a)	407,783	19,003,001
Cie Generale des Etablissements Michelin (a)	204,176	21,879,684
CNP Assurances	279,361	4,619,198
Credit Agricole SA (a)	904,813	13,510,085
Danone SA	509,245	34,973,190
Dassault Systemes SA*	179,118	14,000,910
Edenred	186,573	4,712,992
Electricite de France	214,163	5,264,105
Essilor International SA	194,049	23,688,684
Eurazeo SA	32,995	2,210,538
Eutelsat Communications SA	159,676	5,438,279
Fonciere des Regions REIT	30,259	2,665,318
GDF Suez	1,307,568	26,388,316
Gecina SA REIT	29,897	3,928,804
Groupe Eurotunnel SE	426,238	6,420,488
Hermes International	30,242	11,812,814
ICADE REIT	40,365	3,147,184
Iliad SA	24,013	5,442,156

	Number of Shares	Value
France (Continued)
Imerys SA	33,019	$2,471,439
JCDecaux SA	122,595	5,002,091
Kering	82,291	14,456,283
Klepierre REIT	210,095	9,333,710
Lafarge SA (a)	189,872	13,404,692
Lagardere SCA	180,220	5,461,032
Legrand SA*(a)	224,405	12,628,789
L’Oreal SA	231,028	43,630,164
LVMH Moet Hennessy Vuitton SE	269,975	48,079,568
Natixis SA (a)	1,298,938	9,738,112
Numericable-SFR SAS*	90,765	5,236,557
Orange SA (a)	1,649,881	26,021,188
Pernod Ricard SA	205,616	25,416,893
Peugeot SA*	333,931	6,968,357
Publicis Groupe SA (a)	155,516	12,436,156
Remy Cointreau SA	8,248	594,798
Renault SA (a)	181,529	18,846,717
Rexel SA (a)	244,443	4,483,468
Safran SA	247,356	17,498,298
Sanofi	1,084,889	106,224,991
Schneider Electric SE	475,910	35,950,675
SCOR SE	142,026	4,866,789
Societe BIC SA	49,103	8,092,153
Societe Generale SA (a)	637,235	29,762,129
Sodexo	90,232	9,306,631
Suez Environnement Co. (a)	285,502	5,506,222
Technip SA	92,764	6,122,118
Thales SA (a)	83,028	5,164,971
Total SA	1,999,002	100,938,075
Unibail-Rodamco SE REIT	90,678	23,289,457
Valeo SA (a)	66,165	10,562,419
Vallourec SA	98,959	2,446,532
Veolia Environnement	299,969	6,231,646
Vinci SA	418,061	24,831,124
Vivendi SA	1,182,364	30,114,246
Wendel SA	15,814	2,015,612
Zodiac Aerospace	171,917	6,271,525

		1,190,699,030

Germany — 8.4%
adidas AG	214,187	16,826,794
Allianz SE	409,628	64,222,292
Axel Springer SE	8,610	468,940
BASF SE	889,375	82,246,431
Bayer AG (a)	738,449	104,745,402
Bayerische Motoren Werke AG	283,678	31,374,382
Beiersdorf AG	97,781	8,851,302
Brenntag AG	139,979	8,454,086
Celesio AG	24	699
Commerzbank AG*	862,463	11,475,826
Continental AG	100,861	23,290,528
Daimler AG	889,327	83,296,877
Deutsche Annington Immobilien SE	249,465	7,888,081
Deutsche Bank AG (a)(d)	1,315,234	39,601,472
Deutsche Boerse AG	263,249	21,085,941
Deutsche Lufthansa AG*	341,073	4,794,876
Deutsche Post AG	849,528	25,607,135

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Germany (Continued)
Deutsche Telekom AG	2,842,734	$48,846,319
Deutsche Wohnen AG	262,199	6,387,231
E.ON SE	1,801,958	26,460,383
Fraport AG Frankfurt Airport Services Worldwide (a)	115,107	7,554,963
Fresenius Medical Care AG & Co. KGaA	199,653	17,055,476
Fresenius SE & Co. KGaA	343,322	21,843,650
GEA Group AG	156,494	7,597,822
Hannover Rueck SE (a)	57,455	5,581,433
HeidelbergCement AG	141,152	11,450,288
Henkel AG & Co. KGaA	118,026	12,100,744
Hugo Boss AG	61,339	7,002,953
Infineon Technologies AG	1,035,947	13,505,427
K+S AG (a)	161,085	5,249,195
Kabel Deutschland Holding AG*	29,687	4,010,435
LANXESS AG	82,634	4,585,937
Linde AG	186,632	35,840,313
MAN SE	90,321	9,334,658
Merck KGaA	117,994	12,618,425
Metro AG	149,337	5,182,100
Muenchener Rueckversicherungs-Gesellschaft AG (a)	156,573	28,889,911
OSRAM Licht AG	82,421	4,344,189
ProSiebenSat.1 Media AG	202,825	9,699,067
RWE AG	434,692	10,149,975
SAP SE	864,006	63,948,780
Siemens AG	728,572	76,642,093
Symrise AG	105,729	6,730,426
Telefonica Deutschland Holding AG	419,830	2,321,630
ThyssenKrupp AG	472,360	12,513,260
TUI AG	237,043	4,199,010
United Internet AG	115,191	5,371,785
Volkswagen AG	24,886	5,999,425

		1,027,248,367

Hong Kong — 3.1%
AIA Group Ltd.	11,232,035	73,951,673
ASM Pacific Technology Ltd.	159,188	1,653,749
Bank of East Asia Ltd. (The)	1,125,895	5,082,293
BOC Hong Kong (Holdings) Ltd.	3,146,882	12,946,875
Cathay Pacific Airways Ltd.	3,242,489	8,305,228
Cheung Kong Infrastructure Holdings Ltd.	86,960	717,783
Cheung Kong Property Holdings Ltd.*	1,137,759	6,911,383
CK Hutchison Holdings Ltd.	1,158,387	18,077,270
CLP Holdings Ltd.	1,717,568	15,018,876
First Pacific Co. Ltd.	301,407	285,327
Galaxy Entertainment Group Ltd.	1,815,577	8,687,251
Hang Lung Properties Ltd.	1,956,193	6,181,183
Hang Seng Bank Ltd.	755,268	15,156,694
Henderson Land Development Co. Ltd.	1,001,774	8,081,480
HKT Trust and HKT Ltd. (b)	1,284,195	1,621,465
Hong Kong and China Gas Co. Ltd.	4,256,759	10,266,312

	Number of Shares	Value
Hong Kong (Continued)
Hong Kong Exchanges & Clearing Ltd.	941,236	$36,223,562
Hutchison Whampoa Ltd.	1,716,288	25,455,511
Hysan Development Co. Ltd.	301,665	1,377,279
Kerry Properties Ltd.	1,048,430	4,374,290
Li & Fung Ltd.	7,554,694	6,547,567
Link REIT (The)	2,055,299	11,928,376
MGM China Holdings Ltd.	310,742	565,084
MTR Corp. Ltd.	1,941,085	9,300,305
New World Development Co. Ltd.	4,579,494	6,107,055
Noble Group Ltd.	1,628,400	960,298
NWS Holdings Ltd.	983,413	1,587,940
PCCW Ltd.	2,749,142	1,719,621
Power Assets Holdings Ltd.	1,135,002	10,876,252
Shangri-La Asia Ltd.	2,063,246	3,155,946
Sino Land Co. Ltd.	4,317,634	7,394,992
SJM Holdings Ltd.	1,069,208	1,369,321
Sun Hung Kai Properties Ltd.	1,476,648	25,024,543
Swire Pacific Ltd., Class A	665,525	8,952,462
Swire Properties Ltd.	128,030	435,923
Techtronic Industries Co. Ltd.	809,509	2,792,796
WH Group Ltd., 144A*	1,220,187	934,774
Wharf Holdings Ltd. (The)	1,020,799	7,043,489
Wheelock & Co. Ltd.	1,435,912	7,741,015
Yue Yuen Industrial (Holdings) Ltd.	191,235	657,292

		375,470,535

Ireland — 0.9%
Bank of Ireland*	21,359,565	8,163,788
CRH PLC	713,206	19,990,134
Experian PLC	941,219	17,924,419
James Hardie Industries PLC CDI§	311,561	4,206,679
Kerry Group PLC, Class A	139,001	10,381,184
Ryanair Holdings PLC, ADR	220	14,652
Shire PLC	551,010	47,455,850

		108,136,706

Israel — 0.6%
Bank Hapoalim BM	975,947	5,119,441
Bank Leumi Le-Israel BM*	1,190,708	4,655,265
Bezeq The Israeli Telecommunication Corp. Ltd.	551,457	923,394
Delek Group Ltd.	10	2,889
Israel Chemicals Ltd.	171,876	1,229,367
Israel Corp. Ltd. (The)	7,618	2,716,566
Mizrahi Tefahot Bank Ltd.*	28,384	322,867
NICE Systems Ltd.	31,477	1,976,514
Teva Pharmaceutical Industries Ltd.	861,730	52,284,091

		69,230,394

Italy — 2.2%
Assicurazioni Generali SpA (a)	1,142,227	22,091,837
Atlantia SpA	359,893	9,257,215
Banca Monte dei Paschi di Siena SpA*(a)	199,792	404,850
Banco Popolare SC*	336,194	5,667,850
Enel Green Power SpA (a)	143,731	271,992
Enel SpA	6,422,641	31,164,446

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Italy (Continued)
Eni SpA	2,425,186	$43,656,012
EXOR SpA	47,962	2,387,301
Finmeccanica SpA*	362,242	4,806,022
Intesa Sanpaolo SpA	11,560,892	41,672,540
Intesa Sanpaolo SpA-RSP	1,061,750	3,381,741
Luxottica Group SpA	192,055	12,930,227
Mediobanca SpA	607,776	6,254,653
Pirelli & C. SpA	430,761	7,309,454
Prysmian SpA	185,289	4,181,976
Saipem SpA*(a)	301,261	3,824,906
Snam SpA (a)	1,765,491	8,733,412
Telecom Italia SpA*	11,982,805	14,687,326
Telecom Italia SpA-RSP*	4,800,786	4,745,423
Terna Rete Elettrica Nazionale SpA	1,300,519	6,199,069
UniCredit SpA	4,042,214	28,279,960
Unione di Banche Italiane SCpA (a)	1,134,399	9,263,324
UnipolSai SpA*(a)	856,281	2,326,677

		273,498,213

Japan — 21.4%
ABC-Mart, Inc.	2,700	156,629
Acom Co. Ltd.*(a)	6,300	20,304
Advantest Corp.	10,300	123,237
Aeon Co. Ltd.	808,600	10,821,292
AEON Financial Service Co. Ltd.	1,500	36,499
AEON Mall Co. Ltd.	3,200	58,939
AIR WATER, Inc.	11,000	197,994
AISIN SEIKI Co. Ltd.	174,500	8,070,177
Ajinomoto Co., Inc.	356,000	7,367,248
Alfresa Holdings Corp.	2,000	30,697
Amada Holdings Co. Ltd.	8,800	90,187
ANA Holdings, Inc.	15,000	41,369
Aozora Bank Ltd.	15,000	57,890
Asahi Glass Co. Ltd.	361,000	2,361,777
Asahi Group Holdings Ltd.	344,800	11,060,881
Asahi Kasei Corp.	905,800	8,060,719
ASICS Corp.	9,300	248,020
Astellas Pharma, Inc.	2,444,300	35,685,224
Bandai Namco Holdings, Inc.	11,100	228,412
Bank of Kyoto Ltd. (The)	5,000	57,286
Bank of Yokohama Ltd. (The)	1,028,000	6,407,451
Benesse Holdings, Inc.	1,700	44,584
Bridgestone Corp.	800,900	33,400,140
Brother Industries Ltd.	11,200	175,966
Calbee, Inc.	6,100	234,682
Canon, Inc.	918,700	31,769,411
Casio Computer Co. Ltd. (a)	2,900	54,885
Central Japan Railway Co.	134,904	23,504,806
Chiba Bank Ltd. (The)	638,000	5,042,726
Chiyoda Corp.	6,000	53,225
Chubu Electric Power Co., Inc.	753,400	11,399,792
Chugai Pharmaceutical Co. Ltd.	198,800	5,958,474
Chugoku Bank Ltd. (The)	2,500	38,553
Chugoku Electric Power Co., (The), Inc.	781,300	11,859,721
Citizen Holdings Co. Ltd.	791,400	5,776,968
COLOPL, Inc.*(a)	2,800	58,001

	Number of Shares	Value
Japan (Continued)
Credit Saison Co. Ltd.	134,400	$2,653,023
Dai Nippon Printing Co. Ltd.	511,000	5,409,934
Daicel Corp.	19,000	247,843
Daihatsu Motor Co. Ltd.	2,400	35,116
Dai-ichi Life Insurance Co. Ltd. (The)	828,604	14,573,924
Daiichi Sankyo Co. Ltd.	798,900	15,103,886
Daikin Industries Ltd.	207,700	15,966,368
Daito Trust Construction Co. Ltd.	66,100	7,373,440
Daiwa House Industry Co. Ltd.	806,600	19,411,950
Daiwa Securities Group, Inc.	1,042,000	8,288,818
DENSO Corp.	445,400	23,365,422
Dentsu, Inc.	229,500	11,612,295
Don Quijote Holdings Co. Ltd.	5,300	409,942
East Japan Railway Co.	318,700	29,182,818
Eisai Co. Ltd.	188,800	11,865,125
Electric Power Development Co. Ltd.	130,900	4,556,161
FamilyMart Co. Ltd.	3,500	147,202
FANUC Corp.	185,400	41,138,589
Fast Retailing Co. Ltd.	45,700	18,889,014
Fuji Electric Co. Ltd.	14,000	66,890
Fuji Heavy Industries Ltd.	524,100	19,838,229
FUJIFILM Holdings Corp.	426,200	16,324,818
Fujitsu Ltd.	1,150,600	6,461,493
Fukuoka Financial Group, Inc.	10,000	53,902
GungHo Online Entertainment, Inc.	11,000	40,503
Gunma Bank Ltd. (The)	6,000	42,154
Hachijuni Bank Ltd. (The)	6,000	45,635
Hakuhodo DY Holdings, Inc.	3,600	39,012
Hamamatsu Photonics KK	8,000	247,190
Hankyu Hanshin Holdings, Inc.	407,700	2,453,788
Hikari Tsushin, Inc.	1,300	91,649
Hino Motors Ltd.	9,200	125,345
Hirose Electric Co. Ltd.	820	117,204
Hiroshima Bank Ltd. (The)	6,000	35,435
Hisamitsu Pharmaceutical Co., Inc.	500	20,304
Hitachi Chemical Co. Ltd.	1,600	31,751
Hitachi Construction Machinery Co. Ltd.	1,400	25,616
Hitachi High-Technologies Corp.	600	16,992
Hitachi Ltd.	4,430,000	30,338,799
Hitachi Metals Ltd.	6,000	99,924
Hokuhoku Financial Group, Inc.	16,000	37,900
Hokuriku Electric Power Co.	150,300	2,285,107
Honda Motor Co. Ltd.	1,608,300	55,214,650
Hoya Corp.	486,600	18,016,922
Hulic Co. Ltd.	772,500	7,997,925
IBIDEN Co. Ltd.	1,400	26,237
Idemitsu Kosan Co. Ltd.	1,600	31,674
IHI Corp.	1,268,000	6,129,799
Iida Group Holdings Co. Ltd.	2,300	37,637
INPEX Corp.	826,204	10,184,846
Isetan Mitsukoshi Holdings Ltd.	799,900	13,456,804
Isuzu Motors Ltd.	806,000	10,984,563
ITOCHU Corp.	1,631,200	22,079,652
Itochu Techno-Solutions Corp.	3,200	75,749
Iyo Bank Ltd. (The)	2,700	33,088
J. Front Retailing Co. Ltd.	8,200	144,622

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Japan (Continued)
Japan Airlines Co. Ltd.	1,800	$61,999
Japan Display, Inc.*	789,500	3,326,822
Japan Exchange Group, Inc.	229,600	7,001,861
Japan Prime Realty Investment Corp. REIT	57	188,063
Japan Real Estate Investment Corp. REIT	1,140	5,253,837
Japan Retail Fund Investment Corp. REIT	2,186	4,392,607
Japan Tobacco, Inc.	1,001,800	36,644,821
JFE Holdings, Inc.	812,200	19,870,647
JGC Corp.	14,700	295,445
Joyo Bank Ltd. (The)	10,000	54,224
JSR Corp.	2,300	41,992
JTEKT Corp.	2,700	49,577
JX Holdings, Inc.	2,445,900	10,828,845
Kajima Corp.	48,000	211,546
Kakaku.com, Inc. (a)	14,100	219,824
Kamigumi Co. Ltd.	7,000	65,198
Kaneka Corp.	31,000	227,039
Kansai Electric Power Co., (The), Inc.*	808,600	8,993,855
Kansai Paint Co. Ltd.	17,000	294,211
Kao Corp.	481,400	21,941,585
Kawasaki Heavy Industries Ltd.	1,295,000	6,552,471
KDDI Corp.	1,587,130	35,945,876
Keihan Electric Railway Co. Ltd.	65,000	372,880
Keikyu Corp.	30,500	235,173
Keio Corp.	30,800	227,808
Keisei Electric Railway Co. Ltd.	16,000	185,248
Keyence Corp.	39,010	21,089,884
Kikkoman Corp.	9,000	252,347
Kintetsu Group Holdings Co. Ltd. (a)	757,400	2,538,600
Kirin Holdings Co. Ltd.	807,600	11,644,041
Kobe Steel Ltd.	6,384,000	11,984,627
Koito Manufacturing Co. Ltd.	3,600	141,836
Komatsu Ltd.	826,300	17,466,044
Konami Corp.	5,300	99,283
Konica Minolta, Inc.	798,700	10,090,332
Kubota Corp.	1,024,800	17,124,725
Kuraray Co. Ltd.	823,400	10,833,600
Kurita Water Industries Ltd.	7,600	182,843
Kyocera Corp.	307,500	16,785,340
Kyowa Hakko Kirin Co. Ltd.	5,000	63,207
Kyushu Electric Power Co., Inc.*	789,000	9,236,732
Lawson, Inc.	4,500	314,708
LIXIL Group Corp.	238,800	4,571,476
M3, Inc.	173,310	3,303,803
Mabuchi Motor Co. Ltd.	6,600	401,482
Makita Corp.	108,400	5,921,540
Marubeni Corp.	1,638,700	9,611,841
Marui Group Co. Ltd.	3,400	43,009
Maruichi Steel Tube Ltd. (a)	2,900	76,872
Mazda Motor Corp.	794,900	17,132,156
McDonald’s Holdings Co. Japan Ltd. (a)	62,200	1,303,486
Medipal Holdings Corp.	2,100	32,621
MEIJI Holdings Co. Ltd.	39,300	4,483,648

	Number of Shares	Value
Japan (Continued)
Minebea Co. Ltd.	291,000	$5,392,579
Miraca Holdings, Inc.	3,700	178,866
Mitsubishi Chemical Holdings Corp.	2,453,700	15,485,503
Mitsubishi Corp.	1,641,400	36,857,606
Mitsubishi Electric Corp.	1,733,000	23,806,671
Mitsubishi Estate Co. Ltd.	1,056,000	23,644,394
Mitsubishi Gas Chemical Co., Inc.	5,000	29,086
Mitsubishi Heavy Industries Ltd.	2,904,200	18,462,022
Mitsubishi Logistics Corp.	1,000	14,221
Mitsubishi Materials Corp.	33,000	131,080
Mitsubishi Motors Corp.	805,600	7,509,803
Mitsubishi Tanabe Pharma Corp.	785,400	12,491,476
Mitsubishi UFJ Financial Group, Inc.	11,800,500	87,585,067
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,600	34,831
Mitsui & Co. Ltd.	1,651,900	23,231,611
Mitsui Chemicals, Inc.	11,000	35,983
Mitsui Fudosan Co. Ltd.	858,000	25,069,790
Mitsui OSK Lines Ltd.	41,000	141,055
Mixi, Inc. (a)	18,600	797,261
Mizuho Financial Group, Inc.	23,892,300	52,860,859
MS&AD Insurance Group Holdings, Inc.	452,800	14,100,407
Murata Manufacturing Co. Ltd.	183,100	29,851,577
Nabtesco Corp.	11,000	284,494
Nagoya Railroad Co. Ltd.	82,700	313,836
NEC Corp.	1,297,000	4,263,594
Nexon Co. Ltd.	2,300	31,002
NGK Insulators Ltd.	239,000	5,950,208
NGK Spark Plug Co. Ltd.	162,900	4,954,659
NH Foods Ltd.	7,000	152,053
NHK Spring Co. Ltd.	2,200	25,897
Nidec Corp.	193,600	14,171,180
Nikon Corp. (a)	787,100	9,785,242
Nintendo Co. Ltd.	88,000	14,974,499
Nippon Building Fund, Inc. REIT	504	2,359,296
Nippon Electric Glass Co. Ltd.	35,000	186,682
Nippon Express Co. Ltd.	774,000	4,284,237
Nippon Paint Holdings Co. Ltd.	21,900	681,094
Nippon Prologis REIT, Inc.	94	181,388
Nippon Steel & Sumitomo Metal Corp.	8,247,000	22,718,038
Nippon Telegraph & Telephone Corp.	352,700	24,634,865
Nippon Yusen KK	1,472,000	4,459,348
Nissan Motor Co. Ltd.	2,473,500	25,917,792
Nisshin Seifun Group, Inc.	6,800	85,031
Nissin Foods Holdings Co. Ltd.	3,600	153,728
Nitori Holdings Co. Ltd.	67,800	5,227,781
Nitto Denko Corp.	98,900	7,695,897
NOK Corp.	1,600	53,112
Nomura Holdings, Inc.	3,299,500	21,894,760
Nomura Real Estate Holdings, Inc.	3,400	69,964
Nomura Research Institute Ltd.	6,300	242,376
NSK Ltd.	426,800	7,052,869
NTT Data Corp.	115,000	5,123,877
NTT DOCOMO, Inc.	1,615,192	29,098,572
NTT Urban Development Corp.	1,800	18,766

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Japan (Continued)
Obayashi Corp.	48,000	$315,191
Odakyu Electric Railway Co. Ltd.	570,500	5,419,325
Oji Holdings Corp.	9,600	42,773
Olympus Corp.	333,200	11,396,157
Omron Corp.	178,200	8,313,081
Ono Pharmaceutical Co. Ltd.	75,200	8,240,100
Oracle Corp. Japan	2,600	112,492
Oriental Land Co. Ltd.	166,800	10,764,759
ORIX Corp.	1,636,100	26,028,115
Osaka Gas Co. Ltd.	788,000	3,163,047
OTSUKA Corp.	2,800	136,261
Otsuka Holdings Co. Ltd.	348,700	10,934,540
Panasonic Corp.	2,466,800	36,391,337
Park24 Co. Ltd.	83,900	1,482,437
Rakuten, Inc.	822,100	13,532,210
Recruit Holdings Co. Ltd.	11,600	363,566
Resona Holdings, Inc.	1,657,200	9,517,400
Ricoh Co. Ltd.	817,900	8,566,813
Rinnai Corp.	3,500	269,871
ROHM Co. Ltd.	87,800	6,232,268
Sankyo Co. Ltd.	3,600	133,425
Sanrio Co. Ltd. (a)	2,900	81,429
Santen Pharmaceutical Co. Ltd.	338,700	4,712,846
SBI Holdings, Inc.	6,000	86,243
Secom Co. Ltd.	187,200	12,535,304
Sega Sammy Holdings, Inc.	763,400	11,046,742
Seibu Holdings, Inc.	6,600	148,948
Seiko Epson Corp.	254,800	4,719,697
Sekisui Chemical Co. Ltd.	380,000	5,137,493
Sekisui House Ltd.	808,500	13,520,056
Seven & i Holdings Co. Ltd.	816,800	33,938,183
Seven Bank Ltd.	817,900	3,874,835
Sharp Corp.*(a)	98,000	137,389
Shikoku Electric Power Co., Inc.	765,600	11,356,158
Shimadzu Corp.	9,000	119,792
Shimamura Co. Ltd.	900	97,096
Shimano, Inc.	71,800	10,222,020
Shimizu Corp.	46,000	352,834
Shin-Etsu Chemical Co. Ltd.	382,200	23,397,298
Shinsei Bank Ltd. (a)	23,000	46,699
Shionogi & Co. Ltd.	263,700	9,359,050
Shiseido Co. Ltd.	321,300	6,460,171
Shizuoka Bank Ltd. (The)	485,000	5,322,241
Showa Shell Sekiyu KK	9,800	91,750
SMC Corp.	49,100	14,894,372
SoftBank Corp.	826,800	49,608,666
Sompo Japan Nipponkoa Holdings, Inc.	316,900	11,566,346
Sony Corp.*	1,238,400	38,534,430
Sony Financial Holdings, Inc.	2,400	42,077
Stanley Electric Co. Ltd.	1,800	43,073
Sumitomo Chemical Co. Ltd.	1,357,000	7,926,721
Sumitomo Corp.	1,644,700	19,631,979
Sumitomo Dainippon Pharma Co. Ltd.	2,000	22,753
Sumitomo Electric Industries Ltd.	810,900	12,981,979
Sumitomo Heavy Industries Ltd.	19,000	125,376

	Number of Shares	Value
Japan (Continued)
Sumitomo Metal Mining Co. Ltd.	185,000	$2,865,588
Sumitomo Mitsui Financial Group, Inc.	1,165,400	53,239,479
Sumitomo Mitsui Trust Holdings, Inc.	3,165,000	14,532,760
Sumitomo Realty & Development Co. Ltd.	326,100	12,585,256
Sumitomo Rubber Industries Ltd.	2,500	44,132
Suntory Beverage & Food Ltd.	126,700	5,287,886
Suruga Bank Ltd.	10,600	226,237
Suzuken Co. Ltd.	910	29,731
Suzuki Motor Corp.	343,900	12,010,108
Sysmex Corp.	62,000	3,601,660
T&D Holdings, Inc.	819,600	12,289,212
Taiheiyo Cement Corp.	89,000	261,016
Taisei Corp.	935,000	5,115,135
Taisho Pharmaceutical Holdings Co. Ltd.	134	9,296
Taiyo Nippon Sanso Corp.	13,600	167,761
Takashimaya Co. Ltd.	5,000	48,181
Takeda Pharmaceutical Co. Ltd.	802,200	39,038,698
TDK Corp.	112,200	9,003,843
Teijin Ltd.	49,000	182,790
Terumo Corp.	272,900	6,213,716
THK Co. Ltd.	3,800	91,820
Tobu Railway Co. Ltd.	53,000	234,009
Toho Co. Ltd.	1,500	37,888
Toho Gas Co. Ltd.	35,000	218,829
Tohoku Electric Power Co., Inc.	805,900	11,317,598
Tokio Marine Holdings, Inc.	820,700	34,014,267
Tokyo Electric Power Co., Inc.*	1,641,100	9,374,692
Tokyo Electron Ltd.	156,300	10,007,784
Tokyo Gas Co. Ltd.	3,398,400	18,840,906
Tokyo Tatemono Co. Ltd.	12,000	93,204
Tokyu Corp.	401,600	2,640,338
Tokyu Fudosan Holdings Corp.	800,200	6,028,175
TonenGeneral Sekiyu KK	12,000	113,411
Toppan Printing Co. Ltd.	35,000	296,943
Toray Industries, Inc.	1,034,200	8,628,402
Toshiba Corp.	3,756,000	13,185,266
TOTO Ltd.	258,000	4,278,000
Toyo Seikan Group Holdings Ltd.	1,900	28,841
Toyo Suisan Kaisha Ltd.	4,800	166,877
Toyoda Gosei Co. Ltd.	700	17,427
Toyota Industries Corp.	148,400	8,967,490
Toyota Motor Corp.	2,486,800	172,391,953
Toyota Tsusho Corp.	193,500	5,433,247
Trend Micro, Inc.	8,700	306,321
Unicharm Corp.	334,100	7,397,227
United Urban Investment Corp. REIT (a)	8,060	12,085,292
USS Co. Ltd.	196,600	3,693,923
West Japan Railway Co.	146,600	8,728,792
Yahoo Japan Corp.	1,642,700	7,358,830
Yakult Honsha Co. Ltd.	80,100	4,465,955
Yamada Denki Co. Ltd.	45,100	190,044
Yamaguchi Financial Group, Inc.	28,400	361,536
Yamaha Corp.	149,400	3,045,418

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Japan (Continued)
Yamaha Motor Co. Ltd.	234,000	$5,872,860
Yamato Holdings Co. Ltd.	310,200	6,359,456
Yamato Kogyo Co. Ltd.	3,000	72,393
Yamazaki Baking Co. Ltd.	3,000	50,034
Yaskawa Electric Corp.	5,200	73,319
Yokogawa Electric Corp.	6,800	80,703
Yokohama Rubber Co. Ltd. (The)	5,000	56,520

		2,625,865,955

Luxembourg — 0.3%
Altice SA*	67,792	8,823,011
ArcelorMittal (a)	1,068,043	11,376,036
Millicom International Cellular SA SDR	72,010	5,776,678
RTL Group SA	16,841	1,510,604
SES SA FDR	243,510	8,622,474
Tenaris SA	433,264	6,271,740

		42,380,543

Macau — 0.1%
Sands China Ltd.	1,941,806	7,500,608
Wynn Macau Ltd.	1,368,810	2,580,978

		10,081,586

Mexico — 0.0%
Fresnillo PLC (a)(e)	285,367	3,312,591

Netherlands — 4.2%
Aegon NV	1,904,649	14,498,761
Akzo Nobel NV	259,155	19,739,044
ASML Holding NV	332,929	37,205,410
Delta Lloyd NV (a)	220,733	3,835,251
Gemalto NV (a)	76,012	6,648,650
Heineken Holding NV	132,908	9,242,981
Heineken NV	230,319	18,046,082
ING Groep NV	3,508,889	57,710,722
Koninklijke Ahold NV	837,069	17,021,782
Koninklijke Boskalis Westminster NV	82,345	4,080,170
Koninklijke DSM NV	184,157	10,919,974
Koninklijke KPN NV	2,964,552	10,757,693
Koninklijke Philips NV	878,958	23,945,693
Koninklijke Vopak NV	56,867	2,829,297
NN Group NV*	139,417	3,899,236
OCI NV*	88,535	2,611,807
QIAGEN NV*	211,381	5,172,508
Randstad Holding NV	212,954	12,332,855
Reed Elsevier NV	600,690	14,566,980
Royal Dutch Shell PLC, Class A	3,583,600	106,421,330
Royal Dutch Shell PLC, Class B	2,225,822	67,137,307
TNT Express NV	387,053	3,264,763
Unilever NV	1,411,217	60,184,026
Wolters Kluwer NV	265,926	8,275,687

		520,348,009

New Zealand — 0.2%
Auckland International Airport Ltd.	1,052,226	3,620,540
Contact Energy Ltd.	1,052,232	4,591,020
Fletcher Building Ltd.	592,072	3,679,605
Meridian Energy Ltd.	1,093,181	1,791,541

	Number of Shares	Value
New Zealand (Continued)
Mighty River Power Ltd.	29,638	$60,137
Ryman Healthcare Ltd.	252,507	1,431,340
Spark New Zealand Ltd.	1,858,170	3,645,047

		18,819,230

Norway — 0.6%
DNB ASA	856,319	15,041,022
Gjensidige Forsikring ASA	98,278	1,517,563
Norsk Hydro ASA (a)	1,159,291	5,443,465
Orkla ASA	665,167	5,212,633
Statoil ASA (a)	1,012,547	18,996,861
Telenor ASA (a)	781,045	17,708,880
Yara International ASA	172,836	8,722,700

		72,643,124

Portugal — 0.1%
Banco Comercial Portugues SA, Class R*	31,478,841	2,945,631
Banco Espirito Santo SA*	163,078	0
EDP — Energias de Portugal SA	1,979,940	7,730,573
Galp Energia SGPS SA	294,697	3,469,689
Jeronimo Martins SGPS SA	252,216	3,466,758

		17,612,651

Singapore — 1.4%
Ascendas Real Estate Investment Trust REIT	817,400	1,455,204
CapitaLand Commercial Trust REIT	748,400	896,570
CapitaLand Ltd.	3,174,300	8,217,719
CapitaLand Mall Trust REIT	745,600	1,200,172
City Developments Ltd.	606,600	4,733,649
ComfortDelGro Corp. Ltd.	2,356,400	5,348,701
DBS Group Holdings Ltd.	1,582,200	23,825,132
Genting Singapore PLC	7,428,600	5,069,588
Global Logistic Properties Ltd.	6,605,100	13,522,792
Golden Agri-Resources Ltd.	710,600	221,387
Hutchison Port Holdings Trust, Class U	14,811,189	9,775,385
Jardine Cycle & Carriage Ltd.	7,100	207,349
Kenon Holdings Ltd.*	259	5,254
Keppel Corp. Ltd.	785,400	5,097,730
Keppel Land Ltd.	6,000	19,183
Oversea-Chinese Banking Corp. Ltd.	3,102,000	23,470,366
Sembcorp Industries Ltd.	726,700	2,242,469
Sembcorp Marine Ltd. (a)	762,600	1,702,712
Singapore Airlines Ltd.	7,800	65,670
Singapore Exchange Ltd.	732,000	4,577,376
Singapore Press Holdings Ltd. (a)	786,400	2,426,692
Singapore Technologies Engineering Ltd.	822,000	2,073,140
Singapore Telecommunications Ltd.	8,190,700	25,092,791
StarHub Ltd.	632,400	1,885,801
Suntec Real Estate Investment Trust REIT	821,400	1,096,744
United Overseas Bank Ltd.	1,520,700	26,102,661
UOL Group Ltd.	8,000	43,617
Wilmar International Ltd.	771,200	1,922,136

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Singapore (Continued)
Yangzijiang Shipbuilding Holdings Ltd.	759,400	$813,985

		173,111,975

South Africa — 0.1%
Lonmin PLC*	108,899	234,682
Mondi PLC	334,500	7,546,035

		7,780,717

Spain — 3.5%
Abertis Infraestructuras SA	352,003	6,183,732
ACS Actividades de Construccion y Servicios SA	160,515	5,175,088
Aena SA, 144A*	48,199	5,050,175
Amadeus IT Holding SA, Class A	424,098	19,299,836
Banco Bilbao Vizcaya Argentaria SA	5,870,350	57,981,392
Banco de Sabadell SA*	3,479,996	8,813,697
Banco Popular Espanol SA	1,687,378	8,321,062
Banco Santander SA	13,251,710	94,370,223
Bankia SA*	4,181,710	5,405,681
Bankinter SA	563,890	4,152,534
CaixaBank SA	2,208,027	10,583,009
Distribuidora Internacional de Alimentacion SA (a)	525,435	4,187,322
Enagas SA	278,642	8,013,444
Endesa SA	282,864	5,289,137
Ferrovial SA	381,485	8,235,132
Gas Natural SDG SA	309,415	7,610,488
Grifols SA	133,795	5,335,636
Iberdrola SA	4,945,225	34,195,647
Inditex SA	1,092,954	36,203,726
Mapfre SA	1,185,003	4,224,624
Red Electrica Corp. SA	145,845	12,266,678
Repsol SA	1,036,406	19,737,814
Telefonica SA	3,980,063	56,302,264
Zardoya Otis SA	218,811	2,814,143

		429,752,484

Sweden — 3.2%
Alfa Laval AB	361,220	6,816,431
Assa Abloy AB, Class B*(a)	351,297	20,723,907
Atlas Copco AB, Class A	755,540	22,843,865
Atlas Copco AB, Class B	401,637	10,810,496
Atlas Copco AB — A Redemption*	723,426	504,824
Atlas Copco AB — B Redemption*	384,598	268,382
Boliden AB	326,224	6,993,930
Electrolux AB, Series B	262,396	8,004,363
Elekta AB, Class B (a)	293,878	2,069,709
Getinge AB, Class B	184,321	4,455,352
Hennes & Mauritz AB, Class B	960,907	37,888,575
Hexagon AB, Class B	269,988	9,907,845
Husqvarna AB, Class B	633,351	4,820,792
ICA Gruppen AB	50,117	1,746,880
Industrivarden AB, Class C (a)	103,308	2,059,738
Investment AB Kinnevik, Class B	222,418	7,426,541
Investor AB, Class B	420,078	16,588,315
Lundin Petroleum AB*	259,306	4,081,260
Nordea Bank AB	2,818,671	36,661,070

	Number of Shares	Value
Sweden (Continued)
Sandvik AB	1,164,353	$14,024,401
Securitas AB, Class B	236,781	3,215,767
Skandinaviska Enskilda Banken AB, Class A	1,577,814	19,485,582
Skanska AB, Class B	374,913	7,800,336
SKF AB, Class B	409,960	9,895,006
Svenska Cellulosa AB SCA, Class B	509,450	13,288,181
Svenska Handelsbanken AB, Class A	1,139,284	17,156,402
Swedbank AB, Class A	818,481	19,198,522
Swedish Match AB	282,753	8,419,749
Tele2 AB, Class B (a)	383,119	4,502,261
Telefonaktiebolaget LM Ericsson, Class B	2,665,061	29,912,196
TeliaSonera AB	2,616,602	15,420,659
Volvo AB, Class B	1,629,751	21,159,143

		388,150,480

Switzerland — 10.1%
ABB Ltd.*	2,008,780	43,943,732
Actelion Ltd.*	90,587	12,664,927
Adecco SA*	123,430	9,810,311
Aryzta AG*	68,005	4,312,495
Baloise Holding AG	41,477	5,167,800
Barry Callebaut AG*	93	104,889
Chocoladefabriken Lindt & Spruengli AG	93	5,848,556
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	874	4,614,341
Cie Financiere Richemont SA	469,859	40,594,298
Coca-Cola HBC AG CDI*	130,081	2,849,026
Credit Suisse Group AG*	1,355,192	35,918,319
EMS-Chemie Holding AG	7,561	3,219,972
Geberit AG	33,170	11,928,989
Givaudan SA*	8,208	15,038,757
Glencore PLC*	10,676,438	46,987,228
Holcim Ltd.*	214,127	16,893,671
Julius Baer Group Ltd.*	183,488	10,015,358
Kuehne + Nagel International AG	49,743	6,986,302
Lonza Group AG*	49,679	6,977,313
Nestle SA	2,979,563	231,111,499
Novartis AG	2,128,952	218,592,188
Pargesa Holding SA	81,954	5,768,215
Partners Group Holding AG	16,509	5,177,452
Roche Holding AG	649,837	190,971,942
Schindler Holding AG	73,364	12,739,272
Schindler Holding AG Participation Certificates	41,487	7,270,212
SGS SA	8,157	15,674,354
Sika AG	1,270	4,363,281
Sonova Holding AG	49,675	7,489,437
STMicroelectronics NV	570,682	4,872,578
Sulzer AG	16,628	1,827,603
Swatch Group AG (The) — Bearer*(a)	33,075	13,133,575
Swatch Group AG (The) — Registered*	38,797	3,077,423
Swiss Life Holding AG*	65,340	15,677,151
Swiss Prime Site AG*	49,676	3,977,357

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Switzerland (Continued)
Swiss Re AG	309,423	$27,786,669
Swisscom AG	24,704	14,312,207
Syngenta AG	84,441	38,229,127
Transocean Ltd. (a)	319,976	6,175,842
UBS Group AG*	3,193,476	68,704,671
Wolseley PLC	236,187	14,587,511
Zurich Insurance Group AG*	136,292	43,489,887

		1,238,885,737

United Arab Emirates — 0.0%
Orascom Construction Ltd.*	12,739	164,206

United Kingdom — 18.0%
3i Group PLC	1,017,667	8,756,901
Aberdeen Asset Management PLC	777,709	5,308,505
Admiral Group PLC	126,003	2,867,556
Aggreko PLC	230,691	5,669,608
Amec Foster Wheeler PLC	315,248	4,577,331
Anglo American PLC	1,242,510	19,484,246
Antofagasta PLC	236,866	2,700,710
ARM Holdings PLC	1,300,038	22,949,561
Ashtead Group PLC	460,695	7,886,202
Associated British Foods PLC	312,313	14,453,808
AstraZeneca PLC	1,133,274	75,735,779
Aviva PLC	3,847,810	30,786,949
Babcock International Group PLC	271,147	4,662,230
BAE Systems PLC	3,636,469	28,623,548
Barclays PLC	14,943,395	61,666,514
Barratt Developments PLC	903,400	8,174,066
BG Group PLC	3,141,323	54,589,537
BHP Billiton PLC	2,035,745	42,922,147
BP PLC	17,228,104	118,688,755
British American Tobacco PLC	1,682,798	92,732,900
British Land Co. PLC REIT	920,732	12,130,448
BT Group PLC	7,355,180	50,216,404
Bunzl PLC	295,730	8,569,788
Burberry Group PLC	417,183	10,807,685
Capita PLC	567,751	10,864,221
Carnival PLC	133,770	6,475,050
Centrica PLC	4,335,353	18,394,174
CNH Industrial NV (a)	815,439	7,258,795
Cobham PLC	946,811	4,279,086
Compass Group PLC	1,489,737	26,047,856
Croda International PLC	123,331	5,513,590
Diageo PLC	2,238,745	62,120,828
Direct Line Insurance Group PLC	1,196,394	6,165,924
Dixons Carphone PLC	728,889	5,296,109
easyJet PLC	82,606	2,031,440
Fiat Chrysler Automobiles NV*	747,739	11,949,042
G4S PLC	1,341,848	6,115,716
GKN PLC	1,473,254	8,254,798
GlaxoSmithKline PLC	4,385,746	97,430,486
Hammerson PLC REIT	611,945	6,252,449
Hargreaves Lansdown PLC	210,426	4,078,073
HSBC Holdings PLC	17,473,812	166,304,071
ICAP PLC	453,103	3,829,644
IMI PLC	230,852	4,392,779
Imperial Tobacco Group PLC	816,618	42,061,543

	Number of Shares	Value
United Kingdom (Continued)
Inmarsat PLC	378,641	$5,746,630
InterContinental Hotels Group PLC	222,370	9,315,831
International Consolidated Airlines Group SA*	919,390	7,769,123
Intertek Group PLC	146,125	5,585,661
Intu Properties PLC REIT	789,176	4,032,242
Investec PLC	599,241	5,490,692
ITV PLC	3,142,382	13,078,049
J Sainsbury PLC	1,061,817	4,083,163
Johnson Matthey PLC	201,811	10,792,576
Kingfisher PLC	2,068,500	11,697,515
Land Securities Group PLC REIT	909,652	18,254,770
Legal & General Group PLC	5,382,496	21,866,287
Lloyds Banking Group PLC	51,956,108	69,697,799
London Stock Exchange Group PLC	207,926	7,808,189
Marks & Spencer Group PLC	1,448,854	12,910,098
Meggitt PLC	693,035	5,386,200
Melrose Industries PLC	540,758	2,191,860
Merlin Entertainments PLC, 144A	81,598	572,313
National Grid PLC	3,436,362	49,054,871
Next PLC	140,091	16,101,429
Old Mutual PLC	4,446,069	15,024,544
Pearson PLC	860,141	17,182,312
Persimmon PLC*	283,381	8,497,792
Petrofac Ltd.	237,613	3,286,663
Prudential PLC	2,424,988	60,302,248
Reckitt Benckiser Group PLC	608,711	54,937,312
Reed Elsevier PLC	1,005,841	16,679,976
Rexam PLC	612,571	5,233,649
Rio Tinto PLC	1,127,202	49,203,535
Rolls-Royce Holdings PLC*	1,727,281	26,346,922
Rolls-Royce Holdings PLC Preference Shares*	217,621,374	332,612
Royal Bank of Scotland Group PLC*	2,334,806	12,322,072
Royal Mail PLC	452,763	3,626,090
RSA Insurance Group PLC	904,699	5,963,757
SABMiller PLC	896,529	47,876,633
Sage Group PLC (The)	904,328	7,857,652
Schroders PLC	99,013	5,105,916
Segro PLC REIT	633,464	4,126,404
Severn Trent PLC	221,204	7,427,786
Sky PLC	1,067,980	17,220,745
Smith & Nephew PLC	710,539	12,597,439
Smiths Group PLC	339,128	6,214,686
Sports Direct International PLC*	221,326	2,286,733
SSE PLC	896,182	22,805,879
Standard Chartered PLC	2,197,126	35,125,539
Standard Life PLC	1,751,594	13,056,373
Subsea 7 SA	241,230	2,529,869
Tate & Lyle PLC	535,997	4,767,840
Taylor Wimpey PLC	2,962,900	8,309,778
Tesco PLC	7,310,972	23,756,078
Travis Perkins PLC	220,191	7,461,079
Tullow Oil PLC	887,418	5,358,850
Unilever PLC	1,127,508	49,751,110
United Utilities Group PLC	577,810	8,795,909
Vodafone Group PLC	23,938,181	93,425,055

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
United Kingdom (Continued)
Weir Group PLC (The)	229,257	$7,092,012
Whitbread PLC	196,816	15,401,631
William Hill PLC	763,970	4,914,639
WM Morrison Supermarkets PLC	1,906,327	4,982,300
WPP PLC	1,165,214	27,426,019

		2,206,125,588

TOTAL COMMON STOCKS (Cost $11,922,248,962)		12,175,840,262

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	14,522	1,226,993
FUCHS PETROLUB SE	63,928	2,804,266
Henkel AG & Co. KGaA	156,621	18,741,195
Porsche Automobil Holding SE	129,878	11,471,487
Volkswagen AG	150,941	36,636,970

TOTAL PREFERRED STOCKS (Cost $71,611,205)		70,880,911

RIGHTS — 0.0%
Germany — 0.0%
Deutsche Wohnen AG*, expires 6/30/15	251,669	8,293

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA*(a), expires 7/15/15	196,228	1,301,721

TOTAL RIGHTS (Cost $1,975,685)		1,310,014

	Number of Shares	Value
WARRANTS — 0.0%
Hong Kong — 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $4,861)	4,854	$20,847

SECURITIES LENDING COLLATERAL — 4.5%
Daily Assets Fund Institutional, 0.14% (f)(g) (Cost $556,839,819)	556,839,819	556,839,819

TOTAL INVESTMENTS — 104.4% (Cost $12,552,680,532)		$12,804,891,853
Other Assets and Liabilities, Net — (4.4%)		(536,861,055)

NET ASSETS — 100.0%		$12,268,030,798

* Non-income producing security.

§ Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $498,691,947, which is 4.1% of net assets.

(b) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c) Securities with the same description are the same corporate entity but trade on different stock exchange.

(d) Affiliated issuer. This security is owned in proportion with its representation in the index.

(e) Listed on London Stock Exchange.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR – American Depositary Receipt

CDI – Chess Depositary Interest

FDR – Fiduciary Depositary Receipt

REIT – Real Estate Investment Trust

RSP – Risparmio (Convertible Savings Shares)

SDR – Swedish Depositary Receipt

As of May 31, 2015, the Fund had the following open futures contracts purchased:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI EAFE Index	20	$1,900,000	6/19/2015	$80,300

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	CHF	171,806,000	USD	183,539,693	$738,182
Bank of Montreal	6/2/2015	CHF	7,229,500	USD	7,747,415	55,230
Bank of Montreal	6/2/2015	CHF	1,236,000	USD	1,334,773	19,670
Bank of Montreal	6/2/2015	CHF	1,715,000	USD	1,836,788	12,029
Bank of Montreal	6/2/2015	CHF	2,369,500	USD	2,582,702	61,555
Bank of Montreal	6/2/2015	CHF	6,760,000	USD	7,213,745	21,107
Bank of Montreal	6/2/2015	CHF	1,356,000	USD	1,449,035	6,252
Bank of Montreal	6/2/2015	CHF	9,535,500	USD	10,183,801	38,033
Bank of Montreal	6/2/2015	CHF	2,722,500	USD	2,884,249	(12,490)
Bank of Montreal	6/2/2015	CHF	9,873,000	USD	10,390,444	(114,424)
Canadian Imperial Bank of Commerce	6/2/2015	CHF	187,172,000	USD	199,961,540	810,612
Canadian Imperial Bank of Commerce	6/2/2015	CHF	1,356,000	USD	1,448,904	6,120
Canadian Imperial Bank of Commerce	6/2/2015	CHF	9,535,500	USD	10,183,039	37,272
Canadian Imperial Bank of Commerce	6/2/2015	CHF	6,602,600	USD	6,999,099	(26,065)
JP Morgan & Chase Co.	6/2/2015	CHF	251,421,881	USD	268,581,557	1,068,782
JP Morgan & Chase Co.	6/2/2015	CHF	1,337,000	USD	1,425,434	2,866
JP Morgan & Chase Co.	6/2/2015	CHF	7,229,500	USD	7,747,797	55,612
JP Morgan & Chase Co.	6/2/2015	CHF	1,715,000	USD	1,836,954	12,194
JP Morgan & Chase Co.	6/2/2015	CHF	2,369,500	USD	2,582,812	61,665
JP Morgan & Chase Co.	6/2/2015	CHF	6,760,000	USD	7,213,514	20,876
State Street Bank & Trust Co.	6/2/2015	CHF	357,212,500	USD	380,105,898	31,950
The Bank of New York Mellon	6/2/2015	CHF	4,397,400	USD	4,697,675	18,844
The Bank of Nova Scotia	6/2/2015	CHF	30,281,000	USD	32,350,113	131,142
The Bank of Nova Scotia	6/2/2015	CHF	1,236,000	USD	1,334,226	19,122
The Bank of Nova Scotia	6/2/2015	CHF	2,722,500	USD	2,883,516	(13,223)
The Bank of Nova Scotia	6/2/2015	CHF	9,873,000	USD	10,387,165	(117,703)
Bank of Montreal	6/2/2015	DKK	213,642,500	USD	32,109,309	657,762
Bank of Montreal	6/2/2015	DKK	9,870,500	USD	1,475,532	22,439
Bank of Montreal	6/2/2015	DKK	1,766,500	USD	265,103	5,046
Bank of Montreal	6/2/2015	DKK	2,332,000	USD	348,643	5,335
Bank of Montreal	6/2/2015	DKK	3,166,000	USD	481,155	15,070
Bank of Montreal	6/2/2015	DKK	9,016,000	USD	1,348,030	20,732
Bank of Montreal	6/2/2015	DKK	1,807,500	USD	269,269	3,176
Bank of Montreal	6/2/2015	DKK	12,651,000	USD	1,886,449	24,022
Bank of Montreal	6/2/2015	DKK	3,635,000	USD	536,890	1,761
Bank of Montreal	6/2/2015	DKK	13,256,000	USD	1,938,323	(13,169)
Canadian Imperial Bank of Commerce	6/2/2015	DKK	234,727,000	USD	35,277,665	722,146
Canadian Imperial Bank of Commerce	6/2/2015	DKK	1,807,500	USD	269,224	3,131
Canadian Imperial Bank of Commerce	6/2/2015	DKK	12,651,000	USD	1,886,247	23,820
Canadian Imperial Bank of Commerce	6/2/2015	DKK	9,500,000	USD	1,396,094	(2,456)
JP Morgan & Chase Co.	6/2/2015	DKK	408,516,000	USD	61,398,662	1,258,660
JP Morgan & Chase Co.	6/2/2015	DKK	6,097,000	USD	916,102	18,527
JP Morgan & Chase Co.	6/2/2015	DKK	9,870,500	USD	1,475,564	22,471
JP Morgan & Chase Co.	6/2/2015	DKK	2,332,000	USD	348,637	5,329
JP Morgan & Chase Co.	6/2/2015	DKK	3,166,000	USD	481,155	15,070
JP Morgan & Chase Co.	6/2/2015	DKK	9,016,000	USD	1,347,977	20,680
State Street Bank & Trust Co.	6/2/2015	DKK	460,515,500	USD	69,212,982	1,417,833
The Bank of Nova Scotia	6/2/2015	DKK	40,674,000	USD	6,113,082	125,227
The Bank of Nova Scotia	6/2/2015	DKK	1,766,500	USD	265,057	5,000
The Bank of Nova Scotia	6/2/2015	DKK	3,635,000	USD	536,799	1,670
The Bank of Nova Scotia	6/2/2015	DKK	13,256,000	USD	1,937,927	(13,566)
Bank of Montreal	6/2/2015	EUR	118,999,000	USD	133,387,764	2,691,443
Bank of Montreal	6/2/2015	EUR	23,476,500	USD	26,184,514	400,330
Bank of Montreal	6/2/2015	EUR	4,201,500	USD	4,703,264	88,767
Bank of Montreal	6/2/2015	EUR	5,552,000	USD	6,193,256	95,508
Bank of Montreal	6/2/2015	EUR	7,523,000	USD	8,534,655	272,162

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	6/2/2015	EUR	21,565,500	USD	24,044,346	$359,009
Bank of Montreal	6/2/2015	EUR	4,324,500	USD	4,804,061	54,473
Bank of Montreal	6/2/2015	EUR	30,312,000	USD	33,693,910	402,312
Bank of Montreal	6/2/2015	EUR	8,574,110	USD	9,440,267	23,342
Bank of Montreal	6/2/2015	EUR	31,232,500	USD	34,052,482	(250,099)
Canadian Imperial Bank of Commerce	6/2/2015	EUR	587,123,500	USD	658,109,667	13,273,313
Canadian Imperial Bank of Commerce	6/2/2015	EUR	4,324,500	USD	4,803,525	53,937
Canadian Imperial Bank of Commerce	6/2/2015	EUR	30,312,000	USD	33,690,576	398,978
JP Morgan & Chase Co.	6/2/2015	EUR	814,778,041	USD	913,259,448	18,390,650
JP Morgan & Chase Co.	6/2/2015	EUR	15,796,000	USD	17,702,214	353,504
JP Morgan & Chase Co.	6/2/2015	EUR	23,476,500	USD	26,184,256	400,072
JP Morgan & Chase Co.	6/2/2015	EUR	5,552,000	USD	6,192,990	95,241
JP Morgan & Chase Co.	6/2/2015	EUR	7,523,000	USD	8,534,761	272,268
JP Morgan & Chase Co.	6/2/2015	EUR	21,565,500	USD	24,043,419	358,081
RBC Capital Markets	6/2/2015	EUR	418,017,500	USD	468,559,996	9,452,363
State Street Bank & Trust Co.	6/2/2015	EUR	1,133,510,500	USD	1,270,568,922	25,637,017
The Bank of New York Mellon	6/2/2015	EUR	62,591,004	USD	70,158,257	1,414,704
The Bank of Nova Scotia	6/2/2015	EUR	97,788,000	USD	109,612,525	2,212,195
The Bank of Nova Scotia	6/2/2015	EUR	4,201,500	USD	4,702,949	88,452
The Bank of Nova Scotia	6/2/2015	EUR	8,644,500	USD	9,516,557	22,323
The Bank of Nova Scotia	6/2/2015	EUR	31,232,500	USD	34,047,798	(254,783)
Bank of Montreal	6/2/2015	GBP	53,828,000	USD	82,702,685	432,097
Bank of Montreal	6/2/2015	GBP	11,024,000	USD	16,667,571	(181,484)
Bank of Montreal	6/2/2015	GBP	2,004,500	USD	3,040,486	(23,187)
Bank of Montreal	6/2/2015	GBP	2,626,500	USD	4,093,532	79,195
Bank of Montreal	6/2/2015	GBP	3,583,500	USD	5,639,264	162,251
Bank of Montreal	6/2/2015	GBP	10,003,000	USD	15,506,070	217,509
Bank of Montreal	6/2/2015	GBP	2,004,000	USD	3,113,739	50,830
Bank of Montreal	6/2/2015	GBP	14,051,000	USD	22,009,486	533,971
Bank of Montreal	6/2/2015	GBP	4,026,000	USD	6,230,275	76,946
Canadian Imperial Bank of Commerce	6/2/2015	GBP	286,075,500	USD	439,532,120	2,295,004
Canadian Imperial Bank of Commerce	6/2/2015	GBP	2,004,000	USD	3,113,424	50,516
Canadian Imperial Bank of Commerce	6/2/2015	GBP	14,051,000	USD	22,007,309	531,793
JP Morgan & Chase Co.	6/2/2015	GBP	20,574,000	USD	31,609,832	164,579
JP Morgan & Chase Co.	6/2/2015	GBP	339,602,312	USD	521,761,596	2,714,228
JP Morgan & Chase Co.	6/2/2015	GBP	11,024,000	USD	16,667,494	(181,561)
JP Morgan & Chase Co.	6/2/2015	GBP	2,626,500	USD	4,093,616	79,279
JP Morgan & Chase Co.	6/2/2015	GBP	3,583,500	USD	5,639,304	162,291
JP Morgan & Chase Co.	6/2/2015	GBP	10,003,000	USD	15,505,370	216,809
State Street Bank & Trust Co.	6/2/2015	GBP	530,391,500	USD	814,914,716	4,265,606
The Bank of New York Mellon	6/2/2015	GBP	14,581,000	USD	22,402,613	117,047
The Bank of New York Mellon	6/2/2015	GBP	29,073,000	USD	44,616,647	181,543
The Bank of Nova Scotia	6/2/2015	GBP	254,265,000	USD	390,659,103	2,041,080
The Bank of Nova Scotia	6/2/2015	GBP	2,004,500	USD	3,040,035	(23,638)
The Bank of Nova Scotia	6/2/2015	GBP	4,026,000	USD	6,229,470	76,141
Bank of Montreal	6/2/2015	HKD	391,791,000	USD	50,545,590	15,711
Bank of Montreal	6/2/2015	HKD	3,714,000	USD	479,113	112
Bank of Montreal	6/2/2015	HKD	4,798,000	USD	618,886	81
Bank of Montreal	6/2/2015	HKD	6,554,000	USD	845,462	183
Bank of Montreal	6/2/2015	HKD	18,617,500	USD	2,401,390	263
Bank of Montreal	6/2/2015	HKD	3,706,000	USD	478,047	79
Bank of Montreal	6/2/2015	HKD	22,332,807	USD	2,880,259	(37)
Bank of Montreal	6/2/2015	HKD	4,517,334	USD	582,724	116
Canadian Imperial Bank of Commerce	6/2/2015	HKD	470,802,500	USD	60,738,521	18,409
Canadian Imperial Bank of Commerce	6/2/2015	HKD	3,706,000	USD	477,996	28
Canadian Imperial Bank of Commerce	6/2/2015	HKD	22,332,807	USD	2,879,975	(321)
JP Morgan & Chase Co.	6/2/2015	HKD	175,937,000	USD	22,698,180	7,319

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/2/2015	HKD	491,560,500	USD	63,417,751	$20,448
JP Morgan & Chase Co.	6/2/2015	HKD	4,798,000	USD	618,896	91
JP Morgan & Chase Co.	6/2/2015	HKD	6,554,000	USD	845,477	198
JP Morgan & Chase Co.	6/2/2015	HKD	18,617,500	USD	2,401,287	160
State Street Bank & Trust Co.	6/2/2015	HKD	771,760,000	USD	99,565,876	30,819
The Bank of New York Mellon	6/2/2015	HKD	406,269,000	USD	52,413,353	16,224
The Bank of New York Mellon	6/2/2015	HKD	41,316,000	USD	5,328,601	14
The Bank of New York Mellon	6/2/2015	HKD	3,700,000	USD	477,284	90
The Bank of New York Mellon	6/2/2015	HKD	49,746,000	USD	6,411,534	(4,283)
The Bank of Nova Scotia	6/2/2015	HKD	76,683,000	USD	9,892,857	2,935
The Bank of Nova Scotia	6/2/2015	HKD	3,714,000	USD	479,090	90
The Bank of Nova Scotia	6/2/2015	HKD	7,529,000	USD	971,184	158
Bank of Montreal	6/2/2015	ILS	42,973,000	USD	11,121,665	17,243
Bank of Montreal	6/2/2015	ILS	1,852,500	USD	476,973	(1,722)
Bank of Montreal	6/2/2015	ILS	334,000	USD	86,185	(122)
Bank of Montreal	6/2/2015	ILS	432,000	USD	111,817	186
Bank of Montreal	6/2/2015	ILS	592,500	USD	154,365	1,260
Bank of Montreal	6/2/2015	ILS	1,672,500	USD	432,190	8
Bank of Montreal	6/2/2015	ILS	333,000	USD	86,029	(20)
Bank of Montreal	6/2/2015	ILS	2,379,000	USD	614,149	(595)
Bank of Montreal	6/2/2015	ILS	680,000	USD	174,914	(801)
Bank of Montreal	6/2/2015	ILS	2,392,500	USD	617,172	(1,061)
Canadian Imperial Bank of Commerce	6/2/2015	ILS	47,296,000	USD	12,240,546	19,041
Canadian Imperial Bank of Commerce	6/2/2015	ILS	333,000	USD	86,021	(28)
Canadian Imperial Bank of Commerce	6/2/2015	ILS	2,379,000	USD	614,094	(651)
JP Morgan & Chase Co.	6/2/2015	ILS	68,437,500	USD	17,712,183	27,617
JP Morgan & Chase Co.	6/2/2015	ILS	1,852,500	USD	476,977	(1,718)
JP Morgan & Chase Co.	6/2/2015	ILS	432,000	USD	111,812	182
JP Morgan & Chase Co.	6/2/2015	ILS	592,500	USD	154,364	1,260
JP Morgan & Chase Co.	6/2/2015	ILS	1,672,500	USD	432,160	(21)
State Street Bank & Trust Co.	6/2/2015	ILS	91,858,000	USD	23,772,977	36,447
The Bank of Nova Scotia	6/2/2015	ILS	7,770,500	USD	2,011,067	3,134
The Bank of Nova Scotia	6/2/2015	ILS	334,000	USD	86,081	(226)
The Bank of Nova Scotia	6/2/2015	ILS	680,000	USD	174,805	(911)
The Bank of Nova Scotia	6/2/2015	ILS	2,392,500	USD	616,902	(1,331)
Bank of Montreal	6/2/2015	NOK	21,199,000	USD	2,810,905	83,030
Bank of Montreal	6/2/2015	NOK	4,298,500	USD	566,108	12,979
Bank of Montreal	6/2/2015	NOK	783,000	USD	103,207	2,451
Bank of Montreal	6/2/2015	NOK	1,032,000	USD	136,517	3,720
Bank of Montreal	6/2/2015	NOK	1,425,500	USD	192,992	9,559
Bank of Montreal	6/2/2015	NOK	3,878,500	USD	514,759	15,675
Bank of Montreal	6/2/2015	NOK	775,500	USD	102,620	2,829
Bank of Montreal	6/2/2015	NOK	5,428,500	USD	718,390	19,854
Bank of Montreal	6/2/2015	NOK	1,549,500	USD	202,573	3,185
Bank of Montreal	6/2/2015	NOK	5,538,500	USD	713,383	692
Canadian Imperial Bank of Commerce	6/2/2015	NOK	105,834,500	USD	14,033,242	414,519
Canadian Imperial Bank of Commerce	6/2/2015	NOK	775,500	USD	102,609	2,818
Canadian Imperial Bank of Commerce	6/2/2015	NOK	5,428,500	USD	718,318	19,782
JP Morgan & Chase Co.	6/2/2015	NOK	7,373,000	USD	977,633	28,880
JP Morgan & Chase Co.	6/2/2015	NOK	134,993,000	USD	17,899,308	528,486
JP Morgan & Chase Co.	6/2/2015	NOK	4,298,500	USD	566,112	12,984
JP Morgan & Chase Co.	6/2/2015	NOK	1,032,000	USD	136,344	3,547
JP Morgan & Chase Co.	6/2/2015	NOK	1,425,500	USD	192,994	9,561
JP Morgan & Chase Co.	6/2/2015	NOK	3,878,500	USD	514,703	15,620
RBC Capital Markets	6/2/2015	NOK	77,014,500	USD	10,211,592	301,410
State Street Bank & Trust Co.	6/2/2015	NOK	204,505,000	USD	27,116,770	801,184
The Bank of New York Mellon	6/2/2015	NOK	3,321,000	USD	440,331	12,987

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/2/2015	NOK	17,085,000	USD	2,265,392	$66,904
The Bank of Nova Scotia	6/2/2015	NOK	783,000	USD	103,135	2,379
The Bank of Nova Scotia	6/2/2015	NOK	1,549,500	USD	202,444	3,055
The Bank of Nova Scotia	6/2/2015	NOK	5,538,500	USD	713,113	422
Bank of Montreal	6/2/2015	SEK	116,980,000	USD	14,016,295	296,715
Bank of Montreal	6/2/2015	SEK	22,745,000	USD	2,718,775	51,209
Bank of Montreal	6/2/2015	SEK	4,055,500	USD	486,015	10,380
Bank of Montreal	6/2/2015	SEK	5,340,500	USD	643,259	16,918
Bank of Montreal	6/2/2015	SEK	7,333,000	USD	889,533	29,509
Bank of Montreal	6/2/2015	SEK	20,584,500	USD	2,467,796	53,616
Bank of Montreal	6/2/2015	SEK	4,113,000	USD	493,395	11,017
Bank of Montreal	6/2/2015	SEK	28,883,000	USD	3,464,880	77,441
Bank of Montreal	6/2/2015	SEK	8,288,500	USD	987,542	15,455
Bank of Montreal	6/2/2015	SEK	30,210,500	USD	3,553,040	9,909
Canadian Imperial Bank of Commerce	6/2/2015	SEK	560,920,000	USD	67,207,680	1,422,188
Canadian Imperial Bank of Commerce	6/2/2015	SEK	4,113,000	USD	493,343	10,964
Canadian Imperial Bank of Commerce	6/2/2015	SEK	28,883,000	USD	3,464,548	77,109
JP Morgan & Chase Co.	6/2/2015	SEK	766,551,500	USD	91,843,822	1,941,576
JP Morgan & Chase Co.	6/2/2015	SEK	22,745,000	USD	2,718,809	51,244
JP Morgan & Chase Co.	6/2/2015	SEK	5,340,500	USD	643,262	16,920
JP Morgan & Chase Co.	6/2/2015	SEK	7,333,000	USD	889,543	29,518
JP Morgan & Chase Co.	6/2/2015	SEK	20,584,500	USD	2,467,538	53,358
State Street Bank & Trust Co.	6/2/2015	SEK	1,094,094,000	USD	131,093,591	2,776,696
The Bank of New York Mellon	6/2/2015	SEK	142,910,000	USD	17,123,419	362,732
The Bank of Nova Scotia	6/2/2015	SEK	497,723,500	USD	59,636,530	1,262,813
The Bank of Nova Scotia	6/2/2015	SEK	4,055,500	USD	485,857	10,223
The Bank of Nova Scotia	6/2/2015	SEK	8,288,500	USD	987,083	14,996
The Bank of Nova Scotia	6/2/2015	SEK	30,210,500	USD	3,551,795	8,664
Bank of Montreal	6/2/2015	USD	227,490,327	CHF	214,603,000	847,174
Bank of Montreal	6/2/2015	USD	39,846,430	DKK	271,143,000	70,099
Bank of Montreal	6/2/2015	USD	280,403,145	EUR	255,760,610	498,129
Bank of Montreal	6/2/2015	USD	157,402,505	GBP	103,150,500	252,474
Bank of Montreal	6/2/2015	USD	58,830,897	HKD	456,030,641	(15,934)
Bank of Montreal	6/2/2015	USD	13,862,694	ILS	53,641,000	(1,612)
Bank of Montreal	6/2/2015	USD	5,887,441	NOK	45,908,500	20,038
Bank of Montreal	6/2/2015	USD	29,088,829	SEK	248,533,500	59,532
Canadian Imperial Bank of Commerce	6/2/2015	USD	209,957,598	CHF	198,063,500	781,882
Canadian Imperial Bank of Commerce	6/2/2015	USD	36,619,616	DKK	249,185,500	64,422
Canadian Imperial Bank of Commerce	6/2/2015	USD	33,603,132	EUR	30,650,004	59,695
Canadian Imperial Bank of Commerce	6/2/2015	USD	681,666,576	EUR	621,760,000	1,210,964
Canadian Imperial Bank of Commerce	6/2/2015	USD	63,706,887	GBP	41,749,000	102,186
Canadian Imperial Bank of Commerce	6/2/2015	USD	461,036,036	GBP	302,130,500	739,503
Canadian Imperial Bank of Commerce	6/2/2015	USD	64,636,234	HKD	501,031,000	(17,506)
Canadian Imperial Bank of Commerce	6/2/2015	USD	64,095,737	HKD	496,841,307	(17,360)
Canadian Imperial Bank of Commerce	6/2/2015	USD	12,923,801	ILS	50,008,000	(1,503)
Canadian Imperial Bank of Commerce	6/2/2015	USD	425,895	NOK	3,321,000	1,450
Canadian Imperial Bank of Commerce	6/2/2015	USD	14,368,147	NOK	112,038,500	48,903
Canadian Imperial Bank of Commerce	6/2/2015	USD	69,513,047	SEK	593,916,000	142,263
Canadian Imperial Bank of Commerce	6/2/2015	USD	14,460,525	SEK	123,550,000	29,594
JP Morgan & Chase Co.	6/2/2015	USD	6,897,834	CHF	6,456,000	(28,653)
JP Morgan & Chase Co.	6/2/2015	USD	280,253,227	CHF	264,376,881	1,043,663
JP Morgan & Chase Co.	6/2/2015	USD	4,836,580	DKK	32,174,000	(100,060)
JP Morgan & Chase Co.	6/2/2015	USD	59,785,663	DKK	406,823,500	105,177
JP Morgan & Chase Co.	6/2/2015	USD	77,909,500	EUR	69,500,000	(1,577,814)
JP Morgan & Chase Co.	6/2/2015	USD	11,151,870	EUR	10,000,000	(168,894)
JP Morgan & Chase Co.	6/2/2015	USD	7,843,563	EUR	7,000,000	(155,480)
JP Morgan & Chase Co.	6/2/2015	USD	879,482,147	EUR	802,191,041	1,562,378

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/2/2015	USD	12,832,040	GBP	8,371,000	$(37,823)
JP Morgan & Chase Co.	6/2/2015	USD	578,399,616	GBP	379,042,312	927,755
JP Morgan & Chase Co.	6/2/2015	USD	32,770	HKD	254,000	(11)
JP Morgan & Chase Co.	6/2/2015	USD	89,944,979	HKD	697,213,000	(24,361)
JP Morgan & Chase Co.	6/2/2015	USD	2,410,214	ILS	9,312,000	(3,950)
JP Morgan & Chase Co.	6/2/2015	USD	68,311	ILS	264,000	(93)
JP Morgan & Chase Co.	6/2/2015	USD	16,387,600	ILS	63,411,000	(1,906)
JP Morgan & Chase Co.	6/2/2015	USD	308,275	NOK	2,328,000	(8,709)
JP Morgan & Chase Co.	6/2/2015	USD	19,322,685	NOK	150,672,500	65,766
JP Morgan & Chase Co.	6/2/2015	USD	8,162,141	SEK	68,115,000	(173,517)
JP Morgan & Chase Co.	6/2/2015	USD	1,118,826	SEK	9,332,000	(24,356)
JP Morgan & Chase Co.	6/2/2015	USD	87,208,785	SEK	745,107,500	178,478
RBC Capital Markets	6/2/2015	USD	458,293,486	EUR	418,017,500	814,147
RBC Capital Markets	6/2/2015	USD	9,876,566	NOK	77,014,500	33,616
State Street Bank & Trust Co.	6/2/2015	USD	378,663,805	CHF	357,212,500	1,410,143
State Street Bank & Trust Co.	6/2/2015	USD	67,676,092	DKK	460,515,500	119,058
State Street Bank & Trust Co.	6/2/2015	USD	1,242,724,237	EUR	1,133,510,500	2,207,669
State Street Bank & Trust Co.	6/2/2015	USD	809,350,909	GBP	530,391,500	1,298,201
State Street Bank & Trust Co.	6/2/2015	USD	99,562,023	HKD	771,760,000	(26,965)
State Street Bank & Trust Co.	6/2/2015	USD	23,739,291	ILS	91,858,000	(2,760)
State Street Bank & Trust Co.	6/2/2015	USD	26,226,323	NOK	204,505,000	89,263
State Street Bank & Trust Co.	6/2/2015	USD	128,054,822	SEK	1,094,094,000	262,072
The Bank of New York Mellon	6/2/2015	USD	7,830,434	CHF	7,300,000	(63,237)
The Bank of New York Mellon	6/2/2015	USD	3,952,991	CHF	3,700,000	(16,193)
The Bank of New York Mellon	6/2/2015	USD	1,427,773	DKK	9,500,000	(29,223)
The Bank of New York Mellon	6/2/2015	USD	6,464,715	EUR	5,800,000	(94,588)
The Bank of New York Mellon	6/2/2015	USD	5,576,950	EUR	5,000,000	(85,462)
The Bank of New York Mellon	6/2/2015	USD	10,661,055	EUR	9,300,000	(446,887)
The Bank of New York Mellon	6/2/2015	USD	5,373,297	EUR	4,841,000	(56,438)
The Bank of New York Mellon	6/2/2015	USD	7,624,470	EUR	7,000,000	63,613
The Bank of New York Mellon	6/2/2015	USD	2,879,259	GBP	1,905,000	32,339
The Bank of New York Mellon	6/2/2015	USD	2,318,366	SEK	19,360,000	(47,798)
The Bank of Nova Scotia	6/2/2015	USD	46,761,541	CHF	44,112,500	174,140
The Bank of Nova Scotia	6/2/2015	USD	8,719,194	DKK	59,331,500	15,339
The Bank of Nova Scotia	6/2/2015	USD	155,535,337	EUR	141,866,500	276,305
The Bank of Nova Scotia	6/2/2015	USD	397,197,918	GBP	260,295,500	637,107
The Bank of Nova Scotia	6/2/2015	USD	11,343,022	HKD	87,926,000	(3,072)
The Bank of Nova Scotia	6/2/2015	USD	2,888,524	ILS	11,177,000	(336)
The Bank of Nova Scotia	6/2/2015	USD	3,200,431	NOK	24,956,000	10,893
The Bank of Nova Scotia	6/2/2015	USD	63,235,155	SEK	540,278,000	129,415
Bank of Montreal	6/3/2015	AUD	38,841,000	USD	30,589,230	898,105
Bank of Montreal	6/3/2015	AUD	7,761,000	USD	6,078,958	146,237
Bank of Montreal	6/3/2015	AUD	1,410,500	USD	1,118,611	40,386
Bank of Montreal	6/3/2015	AUD	1,769,000	USD	1,394,680	42,408
Bank of Montreal	6/3/2015	AUD	2,482,000	USD	2,009,105	111,796
Bank of Montreal	6/3/2015	AUD	6,684,000	USD	5,286,095	176,662
Bank of Montreal	6/3/2015	AUD	1,335,500	USD	1,052,154	31,261
Bank of Montreal	6/3/2015	AUD	9,434,000	USD	7,440,879	229,271
Bank of Montreal	6/3/2015	AUD	2,696,500	USD	2,106,856	45,578
Bank of Montreal	6/3/2015	AUD	9,858,000	USD	7,617,129	81,403
Canadian Imperial Bank of Commerce	6/3/2015	AUD	199,180,000	USD	156,848,275	4,589,625
Canadian Imperial Bank of Commerce	6/3/2015	AUD	1,335,500	USD	1,052,040	31,147
Canadian Imperial Bank of Commerce	6/3/2015	AUD	9,434,000	USD	7,440,218	228,610
JP Morgan & Chase Co.	6/3/2015	AUD	253,442,500	USD	199,584,702	5,846,310
JP Morgan & Chase Co.	6/3/2015	AUD	10,000,000	USD	7,830,060	185,786
JP Morgan & Chase Co.	6/3/2015	AUD	7,761,000	USD	6,079,005	146,284
JP Morgan & Chase Co.	6/3/2015	AUD	1,769,000	USD	1,394,688	42,416

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/3/2015	AUD	2,482,000	USD	2,009,124	$111,816
JP Morgan & Chase Co.	6/3/2015	AUD	6,684,000	USD	5,285,928	176,495
State Street Bank & Trust Co.	6/3/2015	AUD	380,043,000	USD	299,298,304	8,783,021
The Bank of New York Mellon	6/3/2015	AUD	16,708,000	USD	13,156,380	384,327
The Bank of New York Mellon	6/3/2015	AUD	5,702,000	USD	4,509,199	150,434
The Bank of Nova Scotia	6/3/2015	AUD	177,167,500	USD	139,514,091	4,082,399
The Bank of Nova Scotia	6/3/2015	AUD	1,410,500	USD	1,118,315	40,090
The Bank of Nova Scotia	6/3/2015	AUD	2,696,500	USD	2,106,344	45,066
The Bank of Nova Scotia	6/3/2015	AUD	9,858,000	USD	7,615,108	79,383
Bank of Montreal	6/3/2015	JPY	11,966,571,500	USD	100,014,806	3,595,460
Bank of Montreal	6/3/2015	JPY	2,027,177,000	USD	16,880,341	546,583
Bank of Montreal	6/3/2015	JPY	368,577,500	USD	3,076,042	106,269
Bank of Montreal	6/3/2015	JPY	479,099,000	USD	3,989,333	129,045
Bank of Montreal	6/3/2015	JPY	675,980,000	USD	5,674,186	227,551
Bank of Montreal	6/3/2015	JPY	1,927,917,500	USD	15,970,158	436,173
Bank of Montreal	6/3/2015	JPY	388,022,500	USD	3,201,017	74,568
Bank of Montreal	6/3/2015	JPY	2,722,147,000	USD	22,499,686	566,283
Bank of Montreal	6/3/2015	JPY	776,488,500	USD	6,388,223	131,752
Bank of Montreal	6/3/2015	JPY	2,840,602,000	USD	22,949,167	61,326
Canadian Imperial Bank of Commerce	6/3/2015	JPY	58,221,516,000	USD	486,616,034	17,502,515
Canadian Imperial Bank of Commerce	6/3/2015	JPY	388,022,500	USD	3,200,634	74,185
Canadian Imperial Bank of Commerce	6/3/2015	JPY	2,722,147,000	USD	22,497,826	564,424
JP Morgan & Chase Co.	6/3/2015	JPY	13,553,848,000	USD	113,281,024	4,072,371
JP Morgan & Chase Co.	6/3/2015	JPY	69,879,571,927	USD	584,029,291	20,982,257
JP Morgan & Chase Co.	6/3/2015	JPY	2,027,177,000	USD	16,880,467	546,710
JP Morgan & Chase Co.	6/3/2015	JPY	479,099,000	USD	3,989,323	129,036
JP Morgan & Chase Co.	6/3/2015	JPY	675,980,000	USD	5,674,448	227,813
JP Morgan & Chase Co.	6/3/2015	JPY	1,927,917,500	USD	15,969,722	435,737
RBC Capital Markets	6/3/2015	JPY	42,173,760,000	USD	352,489,312	12,678,838
State Street Bank & Trust Co.	6/3/2015	JPY	112,484,764,000	USD	940,146,465	33,812,740
The Bank of New York Mellon	6/3/2015	JPY	24,767,119,468	USD	206,996,402	7,438,036
The Bank of New York Mellon	6/3/2015	JPY	1,724,861,000	USD	14,366,060	468,181
The Bank of New York Mellon	6/3/2015	JPY	1,201,000,000	USD	10,067,480	390,553
The Bank of New York Mellon	6/3/2015	JPY	1,230,000,000	USD	10,163,357	252,766
The Bank of New York Mellon	6/3/2015	JPY	1,462,814,000	USD	11,810,564	24,100
The Bank of Nova Scotia	6/3/2015	JPY	9,429,343,500	USD	78,810,682	2,834,775
The Bank of Nova Scotia	6/3/2015	JPY	368,577,500	USD	3,074,579	104,806
The Bank of Nova Scotia	6/3/2015	JPY	779,365,500	USD	6,411,101	131,448
The Bank of Nova Scotia	6/3/2015	JPY	2,840,602,000	USD	22,945,367	57,526
The Bank of Nova Scotia	6/3/2015	JPY	4,814,205,532	USD	38,794,517	4,580
Bank of Montreal	6/3/2015	USD	62,974,720	AUD	82,271,500	(84,131)
Bank of Montreal	6/3/2015	USD	73,635,240	JPY	8,789,765,000	(2,812,667)
Bank of Montreal	6/3/2015	USD	123,960,010	JPY	15,382,817,500	(14,635)
Canadian Imperial Bank of Commerce	6/3/2015	USD	160,705,845	AUD	209,949,500	(214,694)
Canadian Imperial Bank of Commerce	6/3/2015	USD	73,641,101	JPY	8,789,765,000	(2,818,528)
Canadian Imperial Bank of Commerce	6/3/2015	USD	423,400,786	JPY	52,541,920,500	(49,988)
JP Morgan & Chase Co.	6/3/2015	USD	5,091,813	AUD	6,466,000	(149,026)
JP Morgan & Chase Co.	6/3/2015	USD	17,626,564	AUD	22,352,000	(540,082)
JP Morgan & Chase Co.	6/3/2015	USD	193,904,177	AUD	253,320,500	(259,045)
JP Morgan & Chase Co.	6/3/2015	USD	15,372,650	JPY	1,838,120,000	(562,198)
JP Morgan & Chase Co.	6/3/2015	USD	698,702,393	JPY	86,705,473,427	(82,491)
RBC Capital Markets	6/3/2015	USD	339,854,432	JPY	42,173,760,000	(43,958)
State Street Bank & Trust Co.	6/3/2015	USD	290,889,093	AUD	380,043,000	(373,810)
State Street Bank & Trust Co.	6/3/2015	USD	906,446,587	JPY	112,484,764,000	(112,861)
The Bank of New York Mellon	6/3/2015	USD	1,139,802	AUD	1,457,000	(26,032)
The Bank of New York Mellon	6/3/2015	USD	3,945,500	AUD	5,000,000	(123,363)
The Bank of New York Mellon	6/3/2015	USD	292,900,816	JPY	35,200,000,000	(9,280,653)

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/3/2015	USD	146,302,372	AUD	191,132,500	$(195,452)
The Bank of Nova Scotia	6/3/2015	USD	12,211,224	AUD	15,953,000	(16,313)
The Bank of Nova Scotia	6/3/2015	USD	108,125,940	JPY	13,417,888,500	(12,766)
Bank of Montreal	6/4/2015	NZD	4,272,500	USD	3,243,682	213,686
Bank of Montreal	6/4/2015	NZD	176,000	USD	132,185	7,368
Bank of Montreal	6/4/2015	NZD	32,000	USD	24,121	1,427
Bank of Montreal	6/4/2015	NZD	41,500	USD	30,399	968
Bank of Montreal	6/4/2015	NZD	57,500	USD	43,058	2,280
Bank of Montreal	6/4/2015	NZD	160,000	USD	117,267	3,798
Bank of Montreal	6/4/2015	NZD	32,000	USD	23,378	684
Bank of Montreal	6/4/2015	NZD	223,500	USD	163,758	5,255
Bank of Montreal	6/4/2015	NZD	63,000	USD	46,002	1,323
Bank of Montreal	6/4/2015	NZD	233,000	USD	168,650	3,410
Canadian Imperial Bank of Commerce	6/4/2015	NZD	4,602,500	USD	3,493,988	229,961
Canadian Imperial Bank of Commerce	6/4/2015	NZD	32,000	USD	23,385	691
Canadian Imperial Bank of Commerce	6/4/2015	NZD	223,500	USD	163,741	5,238
JP Morgan & Chase Co.	6/4/2015	NZD	4,970,000	USD	3,772,404	247,751
JP Morgan & Chase Co.	6/4/2015	NZD	176,000	USD	132,189	7,372
JP Morgan & Chase Co.	6/4/2015	NZD	41,500	USD	30,398	967
JP Morgan & Chase Co.	6/4/2015	NZD	57,500	USD	42,908	2,130
JP Morgan & Chase Co.	6/4/2015	NZD	160,000	USD	117,272	3,803
State Street Bank & Trust Co.	6/4/2015	NZD	8,622,500	USD	6,544,822	429,869
The Bank of New York Mellon	6/4/2015	NZD	740,000	USD	561,686	36,889
The Bank of New York Mellon	6/4/2015	NZD	346,000	USD	254,418	9,039
The Bank of Nova Scotia	6/4/2015	NZD	706,500	USD	536,311	35,272
The Bank of Nova Scotia	6/4/2015	NZD	32,000	USD	24,113	1,419
The Bank of Nova Scotia	6/4/2015	NZD	63,000	USD	45,987	1,308
The Bank of Nova Scotia	6/4/2015	NZD	233,000	USD	168,634	3,394
Bank of Montreal	6/4/2015	SGD	43,127,500	USD	32,535,551	547,044
Bank of Montreal	6/4/2015	SGD	1,573,500	USD	1,180,996	13,900
Bank of Montreal	6/4/2015	SGD	285,000	USD	213,815	2,425
Bank of Montreal	6/4/2015	SGD	369,500	USD	276,207	2,142
Bank of Montreal	6/4/2015	SGD	498,500	USD	376,066	6,319
Bank of Montreal	6/4/2015	SGD	1,390,500	USD	1,040,716	9,355
Bank of Montreal	6/4/2015	SGD	277,000	USD	207,173	1,716
Bank of Montreal	6/4/2015	SGD	1,943,000	USD	1,454,298	13,137
Bank of Montreal	6/4/2015	SGD	561,000	USD	419,558	3,454
Bank of Montreal	6/4/2015	SGD	1,990,000	USD	1,472,438	(3,584)
Canadian Imperial Bank of Commerce	6/4/2015	SGD	45,701,000	USD	34,479,611	582,289
Canadian Imperial Bank of Commerce	6/4/2015	SGD	277,000	USD	207,146	1,690
Canadian Imperial Bank of Commerce	6/4/2015	SGD	1,943,000	USD	1,454,151	12,990
JP Morgan & Chase Co.	6/4/2015	SGD	7,328,000	USD	5,528,309	92,988
JP Morgan & Chase Co.	6/4/2015	SGD	36,014,848	USD	27,169,739	456,825
JP Morgan & Chase Co.	6/4/2015	SGD	1,573,500	USD	1,181,016	13,921
JP Morgan & Chase Co.	6/4/2015	SGD	369,500	USD	276,199	2,134
JP Morgan & Chase Co.	6/4/2015	SGD	498,500	USD	376,047	6,300
JP Morgan & Chase Co.	6/4/2015	SGD	1,390,500	USD	1,040,638	9,277
State Street Bank & Trust Co.	6/4/2015	SGD	85,824,500	USD	64,752,878	1,095,174
The Bank of New York Mellon	6/4/2015	SGD	3,438,000	USD	2,593,869	43,838
The Bank of Nova Scotia	6/4/2015	SGD	6,923,500	USD	5,223,115	87,820
The Bank of Nova Scotia	6/4/2015	SGD	285,000	USD	213,738	2,348
The Bank of Nova Scotia	6/4/2015	SGD	561,000	USD	419,452	3,347
The Bank of Nova Scotia	6/4/2015	SGD	1,990,000	USD	1,472,002	(4,019)
The Bank of Nova Scotia	6/4/2015	SGD	15,345,000	USD	11,375,936	(5,749)
Bank of Montreal	6/4/2015	USD	3,764,811	NZD	5,291,000	(12,510)
Bank of Montreal	6/4/2015	USD	38,561,420	SGD	52,015,500	19,489
Canadian Imperial Bank of Commerce	6/4/2015	USD	3,456,710	NZD	4,858,000	(11,486)

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	6/4/2015	USD	35,525,984	SGD	47,921,000	$17,955
JP Morgan & Chase Co.	6/4/2015	USD	477,474	NZD	629,000	(31,396)
JP Morgan & Chase Co.	6/4/2015	USD	244,346	NZD	322,000	(15,989)
JP Morgan & Chase Co.	6/4/2015	USD	3,168,959	NZD	4,454,000	(10,246)
JP Morgan & Chase Co.	6/4/2015	USD	916,849	SGD	1,216,000	(14,919)
JP Morgan & Chase Co.	6/4/2015	USD	34,071,353	SGD	45,958,848	17,220
State Street Bank & Trust Co.	6/4/2015	USD	6,134,771	NZD	8,622,500	(19,818)
State Street Bank & Trust Co.	6/4/2015	USD	63,624,603	SGD	85,824,500	33,100
The Bank of New York Mellon	6/4/2015	USD	1,381,991	SGD	1,840,000	(17,228)
The Bank of New York Mellon	6/4/2015	USD	12,797,891	SGD	16,943,000	(230,938)
The Bank of Nova Scotia	6/4/2015	USD	736,098	NZD	1,034,500	(2,446)
The Bank of Nova Scotia	6/4/2015	USD	772,743	NZD	1,086,000	(2,568)
The Bank of Nova Scotia	6/4/2015	USD	7,235,155	SGD	9,759,500	3,657
Bank of Montreal	7/2/2015	AUD	82,271,500	USD	62,875,994	83,184
Canadian Imperial Bank of Commerce	7/2/2015	AUD	209,949,500	USD	160,451,806	210,179
JP Morgan & Chase Co.	7/2/2015	AUD	253,320,500	USD	193,587,526	243,464
State Street Bank & Trust Co.	7/2/2015	AUD	380,043,000	USD	290,436,461	372,857
The Bank of Nova Scotia	7/2/2015	AUD	191,132,500	USD	146,067,279	187,518
The Bank of Nova Scotia	7/2/2015	AUD	15,953,000	USD	12,191,602	15,651
Bank of Montreal	7/2/2015	CHF	214,603,000	USD	227,738,985	(855,545)
Canadian Imperial Bank of Commerce	7/2/2015	CHF	198,063,500	USD	210,172,594	(804,105)
JP Morgan & Chase Co.	7/2/2015	CHF	264,376,881	USD	280,528,298	(1,085,234)
State Street Bank & Trust Co.	7/2/2015	CHF	357,212,500	USD	379,057,589	(1,444,190)
The Bank of Nova Scotia	7/2/2015	CHF	44,112,500	USD	46,808,680	(179,835)
Bank of Montreal	7/2/2015	DKK	271,143,000	USD	39,879,073	(74,196)
Canadian Imperial Bank of Commerce	7/2/2015	DKK	249,185,500	USD	36,649,238	(68,564)
JP Morgan & Chase Co.	7/2/2015	DKK	406,823,500	USD	59,832,265	(113,699)
State Street Bank & Trust Co.	7/2/2015	DKK	460,515,500	USD	67,732,579	(124,970)
The Bank of Nova Scotia	7/2/2015	DKK	59,331,500	USD	8,726,311	(16,261)
Bank of Montreal	7/2/2015	EUR	255,760,610	USD	280,506,728	(514,304)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	30,650,004	USD	33,615,392	(61,787)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	621,760,000	USD	681,915,280	(1,253,394)
JP Morgan & Chase Co.	7/2/2015	EUR	802,191,041	USD	879,750,881	(1,669,264)
RBC Capital Markets	7/2/2015	EUR	418,017,500	USD	458,461,947	(841,419)
State Street Bank & Trust Co.	7/2/2015	EUR	1,133,510,500	USD	1,243,198,044	(2,264,619)
The Bank of Nova Scotia	7/2/2015	EUR	141,866,500	USD	155,593,503	(284,567)
Bank of Montreal	7/2/2015	GBP	103,150,500	USD	157,365,887	(252,957)
Canadian Imperial Bank of Commerce	7/2/2015	GBP	41,749,000	USD	63,692,066	(102,382)
Canadian Imperial Bank of Commerce	7/2/2015	GBP	302,130,500	USD	460,928,780	(740,919)
JP Morgan & Chase Co.	7/2/2015	GBP	379,042,312	USD	578,238,523	(956,063)
State Street Bank & Trust Co.	7/2/2015	GBP	530,391,500	USD	809,173,228	(1,290,078)
The Bank of Nova Scotia	7/2/2015	GBP	260,295,500	USD	397,105,513	(638,326)
Bank of Montreal	7/2/2015	HKD	456,030,641	USD	58,825,585	14,818
Canadian Imperial Bank of Commerce	7/2/2015	HKD	501,031,000	USD	64,630,398	16,280
Canadian Imperial Bank of Commerce	7/2/2015	HKD	496,841,307	USD	64,089,949	16,144
JP Morgan & Chase Co.	7/2/2015	HKD	697,213,000	USD	89,936,277	22,075
State Street Bank & Trust Co.	7/2/2015	HKD	771,760,000	USD	99,555,601	27,646
The Bank of Nova Scotia	7/2/2015	HKD	87,926,000	USD	11,342,071	2,930
Bank of Montreal	7/2/2015	ILS	53,641,000	USD	13,862,156	549
Canadian Imperial Bank of Commerce	7/2/2015	ILS	50,008,000	USD	12,923,300	512
JP Morgan & Chase Co.	7/2/2015	ILS	63,411,000	USD	16,387,554	1,238
State Street Bank & Trust Co.	7/2/2015	ILS	91,858,000	USD	23,738,371	941
The Bank of Nova Scotia	7/2/2015	ILS	11,177,000	USD	2,888,476	178
Bank of Montreal	7/2/2015	JPY	15,382,817,500	USD	124,008,477	12,123
Canadian Imperial Bank of Commerce	7/2/2015	JPY	52,541,920,500	USD	423,571,450	46,529
JP Morgan & Chase Co.	7/2/2015	JPY	86,705,473,427	USD	698,947,400	40,157
RBC Capital Markets	7/2/2015	JPY	42,173,760,000	USD	339,991,148	40,910

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	7/2/2015	JPY	112,484,764,000	USD	906,825,849	$119,349
The Bank of Nova Scotia	7/2/2015	JPY	13,417,888,500	USD	108,169,087	11,446
Bank of Montreal	7/2/2015	NOK	45,908,500	USD	5,882,311	(19,872)
Canadian Imperial Bank of Commerce	7/2/2015	NOK	112,038,500	USD	14,355,876	(48,249)
Canadian Imperial Bank of Commerce	7/2/2015	NOK	3,321,000	USD	425,531	(1,430)
JP Morgan & Chase Co.	7/2/2015	NOK	150,672,500	USD	19,305,354	(65,715)
RBC Capital Markets	7/2/2015	NOK	77,014,500	USD	9,868,182	(33,115)
State Street Bank & Trust Co.	7/2/2015	NOK	204,505,000	USD	26,204,177	(87,817)
The Bank of Nova Scotia	7/2/2015	NOK	24,956,000	USD	3,197,704	(10,741)
Bank of Montreal	7/2/2015	NZD	5,291,000	USD	3,755,287	12,827
Canadian Imperial Bank of Commerce	7/2/2015	NZD	4,858,000	USD	3,447,601	11,413
JP Morgan & Chase Co.	7/2/2015	NZD	4,454,000	USD	3,160,625	10,197
State Street Bank & Trust Co.	7/2/2015	NZD	8,622,500	USD	6,118,673	19,757
The Bank of Nova Scotia	7/2/2015	NZD	1,034,500	USD	734,029	2,301
The Bank of Nova Scotia	7/2/2015	NZD	1,086,000	USD	770,571	2,416
Bank of Montreal	7/2/2015	SEK	248,533,500	USD	29,104,499	(61,765)
Canadian Imperial Bank of Commerce	7/2/2015	SEK	593,916,000	USD	69,550,085	(148,005)
Canadian Imperial Bank of Commerce	7/2/2015	SEK	123,550,000	USD	14,468,230	(30,789)
JP Morgan & Chase Co.	7/2/2015	SEK	745,107,500	USD	87,252,698	(188,237)
State Street Bank & Trust Co.	7/2/2015	SEK	1,094,094,000	USD	128,126,804	(268,899)
The Bank of Nova Scotia	7/2/2015	SEK	540,278,000	USD	63,270,256	(133,230)
Bank of Montreal	7/2/2015	SGD	52,015,500	USD	38,527,146	(29,797)
Canadian Imperial Bank of Commerce	7/2/2015	SGD	47,921,000	USD	35,501,376	(20,484)
JP Morgan & Chase Co.	7/2/2015	SGD	45,958,848	USD	34,048,635	(18,762)
State Street Bank & Trust Co.	7/2/2015	SGD	85,824,500	USD	63,581,946	(36,214)
The Bank of Nova Scotia	7/2/2015	SGD	9,759,500	USD	7,231,670	(2,645)
Bank of Montreal	7/2/2015	USD	1,244,261	AUD	1,630,000	(181)
Bank of Montreal	7/2/2015	USD	2,750,046	EUR	2,503,000	165
Bank of Montreal	7/2/2015	USD	105,759,995	JPY	13,120,162,000	(2,240)
Canadian Imperial Bank of Commerce	7/2/2015	USD	7,006,266	CHF	6,602,600	26,805
Canadian Imperial Bank of Commerce	7/2/2015	USD	1,397,223	DKK	9,500,000	2,614
State Street Bank & Trust Co.	7/2/2015	USD	1,244,490	AUD	1,630,000	(411)
State Street Bank & Trust Co.	7/2/2015	USD	2,750,364	EUR	2,503,000	(153)
State Street Bank & Trust Co.	7/2/2015	USD	105,768,095	JPY	13,120,162,000	(10,340)
The Bank of Nova Scotia	7/2/2015	USD	38,809,997	JPY	4,814,205,532	(4,107)
The Bank of Nova Scotia	7/2/2015	USD	11,370,457	SGD	15,345,000	4,158
Bank of Montreal	7/6/2015	AUD	2,312,000	USD	1,766,611	2,422
Bank of Montreal	7/6/2015	CHF	2,719,000	USD	2,891,999	(4,745)
Bank of Montreal	7/6/2015	CHF	32,633,000	USD	34,633,427	(132,839)
Bank of Montreal	7/6/2015	DKK	33,280,000	USD	4,895,197	(9,269)
Bank of Montreal	7/6/2015	DKK	5,729,000	USD	844,170	(112)
Bank of Montreal	7/6/2015	EUR	14,392,000	USD	15,812,059	(2,353)
Bank of Montreal	7/6/2015	EUR	79,884,000	USD	87,618,129	(161,087)
Bank of Montreal	7/6/2015	GBP	30,644,000	USD	46,748,954	(75,097)
Bank of Montreal	7/6/2015	HKD	998,000	USD	128,704	—
Bank of Montreal	7/6/2015	ILS	32,000	USD	8,273	3
Bank of Montreal	7/6/2015	JPY	9,163,804,000	USD	73,878,409	8,206
Bank of Montreal	7/6/2015	JPY	391,440,000	USD	3,156,202	770
Bank of Montreal	7/6/2015	NOK	8,642,000	USD	1,107,211	(3,719)
Bank of Montreal	7/6/2015	NOK	3,853,000	USD	494,812	(492)
Bank of Montreal	7/6/2015	NZD	1,070,000	USD	759,005	2,451
Bank of Montreal	7/6/2015	SEK	79,260,000	USD	9,282,443	(19,828)
Bank of Montreal	7/6/2015	SGD	541,000	USD	400,889	(92)
Bank of Montreal	7/6/2015	USD	3,633,964	AUD	4,756,000	(4,863)
Bank of Montreal	7/6/2015	USD	5,275,337	GBP	3,451,000	(2,206)
Bank of Montreal	7/6/2015	USD	1,028,509	HKD	7,973,000	(293)
Bank of Montreal	7/6/2015	USD	225,901	ILS	874,000	(41)

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	7/6/2015	USD	114,012	NZD	161,000	$(176)
Bank of Montreal	7/6/2015	USD	1,949,120	SEK	16,622,000	1,704
Bank of Montreal	7/6/2015	USD	4,794,221	SGD	6,471,000	1,990

Total net unrealized appreciation						$227,859,496

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Sheqel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

See Notes to Financial Statements.	26

This Page is Intentionally Left Blank

27

DBX ETF Trust

Statement of assets and liabilities

May 31, 2015

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at fair value	$12,208,450,562
Investment in affiliated securities at fair value (See Note 5)	39,601,472
Investment in Daily Assets Fund Institutional*	556,839,819
Cash	7,927,779
Foreign currency at value	21,312,643
Unrealized appreciation on forward foreign currency contracts	267,766,370
Unrealized appreciation on futures contracts	80,300
Receivables:
Investment securities sold	221,845,558
Dividends	35,638,679
Foreign tax reclaim	9,564,583
Capital shares	82,413,049
Interest	1,173,522

Total Assets	$13,452,614,336

Liabilities
Payable upon return of securities loaned	$556,839,819
Unrealized depreciation on forward foreign currency contracts	39,906,874
Due to broker for futures contracts	23,031
Payables:
Investment securities purchased	362,904,788
Capital shares	221,403,813
Investment advisory fees	3,505,213

Total Liabilities	1,184,583,538

Net Assets	$12,268,030,798

Net Assets Consist of
Paid-in capital	$11,711,760,904
Undistributed net investment income	309,538,780
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(232,274,584)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	479,005,698

Net Assets	$12,268,030,798

Number of Common Shares outstanding	398,950,800

Net Assets Value	$30.75

Investments in non-affiliated securities at cost	$11,952,046,668

Investments in affiliated securities at cost	$43,794,045

Value of securities loaned	$498,691,947

Investment in Daily Assets Fund Institutional at cost	$556,839,819

Foreign currency at cost	$21,379,067

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	28

DBX ETF Trust

Statement of operations

For the Year Ended May 31, 2015

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$165,397,920
Affiliated dividend income**	1,061,291
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,168,485

Total Investment Income	167,627,696

Expenses
Investment advisory fees	11,374,188

Total Expenses	11,374,188

Net Investment Income	156,253,508

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,699,129)
In-kind redemptions	31,502,234
Futures contracts	(20,400)
Foreign currency transactions	(6,788,229)

Net realized gain (loss)	10,994,476
Net change in unrealized appreciation (depreciation) on:
Investments	222,094,466
Futures contracts	(700)
Foreign currency translations	222,034,289

Net change in unrealized appreciation (depreciation)	444,128,055

Net realized and unrealized gain on investments, futures, and foreign currency transactions	455,122,531

Net Increase in Net Assets Resulting from Operations	$611,376,039

* Unaffiliated foreign tax withheld	$16,843,021
** Affiliated foreign tax withheld	$161,115

See Notes to Financial Statements.	29

DBX ETF Trust

Statement of changes in net assets

	Deutsche X-trackers MSCI EAFE Hedged Equity ETF
	Year Ended May 31, 2015	Year Ended May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$156,253,508	$11,633,240
Net realized gain (loss)	10,994,476	(9,926,016)
Net change in unrealized appreciation (depreciation)	444,128,055	33,271,282

Net increase in net assets resulting from operations	611,376,039	34,978,506

Distributions to Shareholders from
Net investment income	(60,786,308)	(1,788,671)
Net realized gains	(18,620)	—

Total distributions	(60,804,928)	(1,788,671)

Fund Shares Transactions
Proceeds from shares sold	11,584,742,012	454,643,464
Value of shares redeemed	(430,415,811)	—

Net increase in net assets resulting from fund share transactions	11,154,326,201	454,643,464

Total increase in Net Assets	11,704,897,312	487,833,299

Net Assets
Beginning of year	563,133,486	75,300,187

End of year	$12,268,030,798	$563,133,486

Undistributed net investment income	$309,538,780	$2,792,739

Changes in Shares Outstanding
Shares outstanding, beginning of year	20,250,800	3,000,800
Shares sold	392,850,000	17,250,000
Shares redeemed	(14,150,000)	—

Shares outstanding, end of year	398,950,800	20,250,800

See Notes to Financial Statements.	30

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$27.81		$25.09		$22.12		$25.00

Income (loss) from Investment Operations:
Net investment income**	1.41		1.18		0.79		0.70
Net realized and unrealized gain (loss)	2.90		1.95		6.26		(3.48)

Net increase (decrease) in net asset value from investment operations	4.31		3.13		7.05		(2.78)

Distributions paid to shareholders from:
Net investment income	(1.37)		(0.41)		(1.68)		(0.10)
Net realized gains	(0.00	)††††	—		(2.40)		—

Total distributions	(1.37)		(0.41)		(4.08)		(0.10)

Net Asset Value, end of period	$30.75		$27.81		$25.09		$22.12

Total Return***	16.22%		12.74	%†††	35.60	%†††	(11.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$12,268,031		$563,133		$75,300		$30,979
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.35%		0.35%		0.48%		0.57	%†
Expenses, prior to fee waiver and expense reimbursements	0.35%		0.36%		0.64%		0.57	%†
Net investment income	4.81%		4.48%		3.35%		3.04	%†
Portfolio turnover rate††	12%		10%		14%		14	%†††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Less than 0.005.
†††††	Not annualized.

See Notes to Financial Statements.	31

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2015, the Trust consists of twenty-three non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on Deutsche X-trackers MSCI EAFE Hedged Equity ETF (formerly, db X-trackers MSCI EAFE Hedged Equity Fund).

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares (50,000 shares prior to May 12, 2015) each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for the Fund is MSCI EAFE US Dollar Hedged Index.

MSCI, Inc. (“MSCI”) is the creator of each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is

comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Fund in connection with these licensing agreements.

The Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported

32

DBX ETF Trust

Notes to financial statements (Continued)

amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

33

DBX ETF Trust

Notes to financial statements (Continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment in Securities
Common Stocks*	$12,150,365,568	$—	$25,474,694	$12,175,840,262
Preferred Stocks*	70,880,911	—	—	70,880,911
Rights*	1,310,014	—	—	1,310,014
Warrants	20,847	—	—	20,847
Securities Lending Collateral	556,839,819	—	—	556,839,819
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	267,766,370	—	267,766,370
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(39,906,874)	—	(39,906,874)
Unrealized Appreciation on Futures Contracts	80,300	—	—	80,300

Total Investments	$12,779,497,459	$227,859,496	$25,474,694	$13,032,831,649

During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $1,481,580. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on the securities exchanges. Transfers between price levels are recognized at the beginning of the reporting period.

*	See Schedule of Investments for additional detailed categorizations.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

34

DBX ETF Trust

Notes to financial statements (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Fund recognizes interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statement of Operations. For the year ended May 31, 2015, the Fund did not incur any interest or penalties.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2015, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Derivatives

Forward Currency Contracts    The Fund may enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into foreign currency forward to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

35

DBX ETF Trust

Notes to financial statements (Continued)

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2015, the Fund invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of May 31, 2015 is included in a table following the Fund’s Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2015.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. The Fund may enter into futures contracts in seeking performance that corresponds to its Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2015 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$80,300	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	267,766,370	Unrealized depreciation on forward foreign currency contracts	39,906,874

Total		$267,846,670	Total	$39,906,874

36

DBX ETF Trust

Notes to financial statements (Continued)

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$(20,400)	$(44,579,879)	$(44,600,279)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$(700)	$223,170,895	$223,170,195

For the year ended May 31, 2015 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$1,869,200	$(3,479,623,805)

As of May 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following table:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Canadian Imperial Bank of Commerce	$47,544,158	$(6,440,694)	$—	$41,103,464	$6,440,694	$(6,440,694)	$ —	$—
JP Morgan & Chase Co.	66,482,770	(8,251,293)	—	58,231,477	8,251,293	(8,251,293)	—	—
The Bank of New York Mellon	11,418,300	(10,522,323)	—	895,977	10,522,323	(10,522,323)	—	—
Bank of Montreal	18,834,886	(5,772,353)	—	13,062,533	5,772,353	(5,772,353)	—	—
State Street Bank & Trust Co.	85,078,412	(6,063,905)	—	79,014,507	6,063,905	(6,063,905)	—	—
The Bank of Nova Scotia	15,086,560	(1,937,814)	—	13,148,746	1,937,814	(1,937,814)	—	—
RBC Capital Markets	23,321,284	(918,492)	—	22,402,792	918,492	(918,492)	—	—

	$267,766,370	$(39,906,874)	$—	$227,859,496	$39,906,874	$(39,906,874)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate. The Advisor is also responsible for employing any sampling strategy for the Fund.

TDAM USA Inc. (“TDAM”) serves as investment sub-advisor to the Fund. TDAM is responsible for day-to-day management of the Fund, subject to the replication strategy for the Fund with regard to its underlying index and

37

DBX ETF Trust

Notes to financial statements (Continued)

for general administration, compliance and management services as may be agreed between the Advisor and TDAM from time to time.

For its investment advisory services to the Fund below, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets at an annual rate equal to 0.35%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, and brokerage expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Fund paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Federal Income Taxes

As of May 31, 2015, the components of accumulated earnings (losses) were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$314,523,944	$15,538,681	$226,207,269	$556,269,894

The tax character of dividends and distributions declared for the years ended May 31, 2015 and May 31, 2014 were as follows:

Ordinary Income*
2015	$60,804,928
2014	1,788,671

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2015 the Fund utilized $6,337 of capital loss carryforwards.

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”) and redemptions-in-kind. For the fiscal year ended May 31, 2015, the adjustments were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
$211,278,841	$(240,947,133)	$29,668,292

As of May 31, 2015, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
$12,579,234,911	$225,656,942	$454,004,990	$(228,348,048)

38

DBX ETF Trust

Notes to financial statements (Continued)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. Deutsche Bank AG is owned by the Fund in proportion with Deutsche Bank AG’s representation in the DBEF index. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the year ended May 31, 2015.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/15	Dividend Income
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Deutsche Bank AG (Common Stock)	$1,688,545	$41,863,201	$—	$(3,950,274)	$—	$39,601,472	$1,061,291

6. Investment Portfolio Transactions

For the year ended May 31, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$1,008,841,512	$434,349,007

For the year ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	$11,298,535,122	$422,607,656

7. Fund Share Transactions

As of May 31, 2015, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

39

DBX ETF Trust

Report of independent registered public accounting firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund” within DBX ETF Trust), including the schedule of investments, as of May 31, 2015, and the related statement of operations for year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers MSCI EAFE Hedged Equity ETF at May 31, 2015, the results of its operations for year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 29, 2015

40

DBX ETF Trust

Officers and trustees (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Director During Past 5 Years
Independent Trustees:
J. David Officer Age: 66 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	23	Ilex Partners (Asia), LLC; Old Westbury Funds; MAN Long/Short Fund; GLG Investment Series Trust.
Stephen R. Byers Age: 61 345 Park Ave. New York, New York 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Retired. Independent Consultant-Financial Matters; Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	23	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 50 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-present); Senior Vice President and Chief Financial Officer, KBI BioPharma (2013-2014); M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010).	23	Celldex Therapeutics.
Alex Depetris Age: 35 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	23	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.

41

DBX ETF Trust

Officers and trustees (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee/Officers:*
Michael Gilligan Age: 48 345 Park Ave. New York, New York 10154	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG since 2008. Chief Financial Officer, DBX Advisors LLC, since 2010. Chief Financial Officer of Global Passive Asset Management Platform since 2012.
Fiona Bassett Age: 40 345 Park Ave. New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset and Wealth Management Platform since 2014; Managing Director, COO Global Key Projects and Integration at Deutsche Asset and Wealth Management, 2012-2014; Managing Director at Deutsche Bank AG, 2004-2012.
Frank Gecsedi Age: 47 345 Park Ave. New York, New York 10154	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

42

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement with respect Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.
In reaching this decision with respect to the Sub-Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other Funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Investment Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Fund; and (4) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Fund’s portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

43

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other exchange-traded Funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also noted that the Fund’s portfolio would be managed on a day-to-day basis by the Sub-Adviser, which receives a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Fund, and the extensive information provided by the Adviser about its current lack of profitability with respect to the Fund. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Fund and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board noted that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM provides to the Fund, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Sub-Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other Funds, (including certain other index-based ETFs advised by DBX Advisors LLC (“DBX” or “Adviser”) or affiliates of the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index Funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

44

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Fund.

Performance of TDAM; TDAM’s Financial Resources.    The Board considered TDAM’s performance in managing the Fund, as well as other index based portfolios, and its record at minimizing tracking error. The Board concluded that TDAM had generally been able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Investment Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Fund would be paid by the Adviser and not the Fund. The Board further noted that the proposed fee for the Fund was a unitary fee pursuant to which the Adviser would pay all of the Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that the fee paid by the Adviser to TDAM under the Sub-Investment Advisory Agreement contained breakpoints. The Board further noted that they had requested, but had not been able to obtain, specific information about TDAM’s profitability with respect to its services provided to the Fund, but that the overall fees paid by each Fund remained reasonable.

The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Fund’s assets increased.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Fund. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Fund and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Fund’s soft dollar arrangements, whereby brokers provide brokerage services to the Fund or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2015.

Qualified Divided Income*
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	48%

* The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	167,535,810	14,001,211

46

DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This fund is non-diversified and can take larger positions in fewer issues, increasing potential risk. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. DBX ETF Trust Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in Deutsche-X ETFs. Index data source: MSCI Inc.

Copyright © 2015 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 60 Wall Street New York, NY 10005	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-038753-1 (7/15) DBX 1500 (7/16)

May 31, 2015

Annual Report

DBX ETF Trust

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

Deutsche X-trackers Regulated Utilities ETF (UTLT)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our three Sector ETFs for the period ending May 31, 2015.

For the quarter ending 31 March 2015, the US equity market, as measured by the Standard & Poor’s 500 (S&P 500®) index, recorded its ninth consecutive quarterly gain. While Healthcare emerged as the top performing sector, the Energy sector retreated on falling global oil prices. Low bond yields played a major role in driving demand for Utility stocks in the second half of 2014 as investors seeking yield found an alternative in the form of dividend-paying Utility stocks. However, the Utilities sector underperformed this year on a total return basis.

Global real estate growth, which was rather slow in 2014, picked up pace in 2015, spurred by low interest rates and higher liquidity in Asian and European markets. In 2014, European real estate investment showed a steady increase with transaction volumes up more than 12% over the previous year. The real estate markets in Ireland, the UK and Sweden put in a strong performance while Russia and Greece saw property prices fall against a politically turbulent backdrop. The Japanese real estate market performed well, supported by aggressive monetary policy easing and demand from a healthy corporate sector that benefited from a weaker Japanese yen. While the Hong Kong real estate market posted strong performance, the Chinese property market slowed drastically owing to sluggish economic growth. The People’s Bank of China tried to boost property markets by liberalizing monetary restrictions, easing home-buying rules and cutting interest rates.

In the US, although the municipal bond market witnessed near record issuances, a majority of the funds were diverted towards refinancing rather than infrastructure development. In Europe, markets saw reduced infrastructure spending opportunities as the government debt burden increased significantly. Meanwhile, Japan in collaboration with the Asian Development Bank, planned to boost infrastructure funding in Asia by about USD 110 billion over the next five years. China, in an attempt to improve growth and make the shift towards a domestic consumption-driven economy, announced plans to accelerate existing infrastructure projects and invest more than USD 260 billion in infrastructure projects with railways and water conservation garnering a large part of the allocation.

We expect, the global economy to expand at the same pace as in 2014, albeit in different economic settings. Interest rate trends and measures taken to revive the economy will play a role in determining growth in the Infrastructure, Utilities and Real Estate sectors.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

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DBX ETF Trust

Management’s discussion of fund performance (Unaudited)

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (“DBRE”), seeks investment results that correspond generally to the performance, before fees and expenses, of the Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged (the “DBRE Index”). The DBRE Index seeks exposure to an alternative income source via a broad range of international residential real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”) while mitigating exposure to fluctuations between the U.S. dollar and 17 non-U.S. currencies. For the period April 9, 2015 (commencement of operations) to May 31, 2015, DBRE returned -2.36%, compared with the DBRE Index return of -2.31%.

Japan, Canada and France which comprised over 40% of the average allocation of the Index were the main contributors to negative performance. United Kingdom and Hong Kong which comprised a quarter of the average weight delivered positively to Index performance. The currency hedging strategy by DBRE delivered a positive contribution of 0.48% to fund returns.

Deutsche X-trackers Regulated Utilities ETF

The Deutsche X-trackers Regulated Utilities ETF (“UTLT”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Regulated Utilities Index (the “UTLT Index”). The UTLT Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. A company is considered to be in the regulated utilities sector if it’s ancillary, non-utility businesses are, or unregulated utilities business does not, represent more than 25% of the company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”). For the 12-month period ended May 31, 2015, UTLT shares returned 7.24%, compared with the UTLT Index return of 6.81%.

Both Utilities and Energy contributed positively to the UTLT Index performance. The Utilities sector comprised 95% of the average allocation of the Index with energy comprising the remaining weight.

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

The Deutsche X-trackers S&P Hedged Global Infrastructure ETF (“DBIF”) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P Global Infrastructure Index (USD) (Hedged) (Net TR) (the “DBIF Index”). The DBIF Index seeks exposure to an alternative income source via diversified exposure to the global infrastructure industry while mitigating exposure to fluctuations between the U.S. dollar and non-U.S. currencies. For the period April 9, 2015 (commencement of operations) to May 31, 2015, DBIF shares returned 0.12%, compared with the DBIF Index return of 0.08%.

Two out of the three sectors in the DBIF Index contributed positively to Index returns. Utilities and Industrials which comprised nearly 80% of the average allocation of the Index were the primary contributors to positive performance. Energy which comprised the remaining 20% contributed negatively to Index returns. UK, Australia and France which comprised around 20% of the average weight of the Index were the main positive contributors. Japan, US and Canada which comprised nearly half the average allocation, contributed negatively. The currency hedging strategy by DBIF delivered a negative contribution of -0.13% to fund returns.

*************************

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs .com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. See pages 6-11 of this report for additional performance information including performance data based on market value.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price’) is determined

3

DBX ETF Trust

Management’s discussion of fund performance (Unaudited) (Continued)

by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

The Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged (the “Underlying Index”). The Underlying Index is composed of global real estate securities that represent the ownership and operation of commercial or residential real estate.

Performance as of 5/31/15

Cumulative Total Returns
	Net Asset Value	Market Price	Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged	Dow Jones Global ex- U.S. Select Real Estate Securities Net TR Index
Since Inception[1]	-2.36%	-2.32%	-2.31%	-2.46%

1 Total returns are calculated based on the commencement of operations, 4/9/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated April 27, 2015, was 0.48%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations, 4/9/15.

Sector Breakdown* as of 5/31/15

Diversified	34.6%
Real Estate Operations/Development	29.6%
Shopping Centers	17.1%
Office Property	9.2%
Real Estate Management/Services	6.8%
Apartments	0.8%
Property Trust	0.6%
Hotels	0.5%
Storage	0.3%
Warehouse/Industry	0.3%
Heath Care	0.2%

Total	100.0%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Brookfield Asset Management, Inc., Class A (Canada)	6.8%
Mitsui Fudosan Co. Ltd. (Japan)	6.6%
Unibail-Rodamco SE REIT (France)	5.6%
Scentre Group REIT (Australia)	3.6%
Land Securities Group PLC REIT (United Kingdom)	3.6%
Westfield Corp. REIT (Australia)	3.1%
British Land Co. PLC REIT (United Kingdom)	2.9%
Link REIT (The) (Hong Kong)	2.9%
Hongkong Land Holdings Ltd. (Hong Kong)	2.2%
Klepierre REIT (France)	2.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

Country Breakdown* as of 5/31/15

Japan	21.4%
United Kingdom	15.7%
Australia	13.1%
Hong Kong	10.4%
Canada	10.1%
France	9.8%
Singapore	7.0%
Philippines	2.3%
Switzerland	2.0%
South Africa	1.6%
Netherlands	1.2%
Sweden	1.2%
Austria	1.1%
New Zealand	0.7%
Belgium	0.7%
Brazil	0.5%
Thailand	0.4%
Italy	0.3%
Poland	0.2%
Malaysia	0.2%
Turkey	0.1%

Total	100.0%

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Regulated Utilities ETF (UTLT)

The Deutsche X-trackers Regulated Utilities ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Regulated Utilities Index (the “Underlying Index”). The Underlying Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. A company is considered to be in the regulated utilities sector if its ancillary, non-utility businesses are, or unregulated utilities business does not, represent more than 25% of the company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”).

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	DBIQ Regulated Utilities Index
One Year	7.24%	6.94%	6.81%
Since Inception[1]	11.43%	11.29%	10.99%

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ Regulated Utilities Index
One Year	7.24%	6.94%	6.81%
Since Inception[1]	24.06%	23.76%	23.08%

1 Total returns are calculated based on the commencement of operations, 6/4/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated March 13, 2015, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Regulated Utilities ETF (UTLT) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations, 6/4/13.

Sector Breakdown* as of 5/31/15

Electric Utilities	43.0%
Multi-Utilities	35.8%
Gas Utilities	10.4%
Water Utilities	6.0%
Oil, Gas & Consumable Fuels	4.8%

Total	100.0%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Dominion Resources, Inc. (United States)	4.8%
Enbridge, Inc. (Canada)	4.8%
Duke Energy Corp. (United States)	4.8%
National Grid PLC (United Kingdom)	4.7%
Southern (The) Co. (United States)	4.7%
American Electric Power Co., Inc. (United States)	4.7%
Sempra Energy (United States)	4.5%
PG&E Corp. (United States)	4.3%
Edison International (United States)	3.4%
Consolidated Edison, Inc. (United States)	3.1%

* As percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

Country Breakdown* as of 5/31/15

United States	74.1%
United Kingdom	7.9%
Canada	6.7%
Italy	4.5%
Spain	3.1%
Australia	2.9%
Belgium	0.5%
Portugal	0.3%

Total	100.0%

9

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

The Deutsche X-trackers S&P Hedged Global Infrastructure ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P Global Infrastructure Index (USD)(Hedged)(Net TR) (the “Underlying Index”). The Underlying Index is composed of companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.

Performance as of 5/31/15

Cumulative Total Returns
	Net Asset Value	Market Price	S&P Global Infrastructure Index (USD) (Hedged) (Net TR)	S&P Global Infrastructure Index
Since Inception[1]	0.12%	0.28%	0.08%	0.47%

1 Total returns are calculated based on the commencement of operations, 4/9/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated March 13, 2015, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

Growth of an assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations, 4/9/15.

Sector Breakdown* as of 5/31/15

Industrials	41.0%
Utilities	39.5%
Energy	19.5%

Total	100.0%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Transurban Group (Australia)	5.1%
Kinder Morgan, Inc. (United States)	4.9%
Atlantia SpA (Italy)	4.3%
China Merchants Holdings International Co. Ltd. (Hong Kong)	3.5%
Groupe Eurotunnel SE (France)	3.5%
Duke Energy Corp. (United States)	3.4%
National Grid PLC (United Kingdom)	3.3%
Enbridge, Inc. (Canada)	2.9%
Abertis Infraestructuras SA (Spain)	2.8%
NextEra Energy, Inc. (United States)	2.7%

* As percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

Country Breakdown* as of 5/31/15

United States	34.9%
Australia	8.1%
Canada	7.8%
Italy	7.0%
United Kingdom	7.0%
France	7.0%
Hong Kong	5.0%
Spain	5.0%
Japan	4.7%
Germany	2.7%
Singapore	2.4%
Mexico	2.2%
New Zealand	1.3%
China	1.2%
Switzerland	1.2%
Brazil	1.1%
Chile	0.7%
Austria	0.4%
Netherlands	0.3%

Total	100.0%

11

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Actual(2)	$1,000.00	$976.40	0.48%	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
Deutsche X-trackers Regulated Utilities ETF
Actual	$1,000.00	$990.74	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Actual(2)	$1,000.00	$1,001.20	0.45%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) For the period from April 9, 2015 (commencement of operations) to May 31, 2015.

12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

May 31, 2015

	Number of Shares	Value

COMMON STOCKS — 99.8%
Australia — 13.1%
Astro Japan Property Group REIT	339	$1,322
BWP Trust REIT	2,602	6,585
Charter Hall Retail REIT	1,647	5,641
Dexus Property Group REIT	5,222	31,980
Goodman Group REIT	8,400	42,066
GPT Group REIT	9,498	33,549
Investa Office Fund REIT	3,306	10,035
Novion Property Group REIT	12,808	23,893
Scentre Group REIT	28,953	87,437
Westfield Corp. REIT	10,296	76,199

		318,707

Austria — 1.2%
BUWOG AG*	274	5,516
CA Immobilien Anlagen AG*	436	7,873
Immofinanz AG*	5,713	15,216

		28,605

Belgium — 0.7%
Befimmo SA REIT	104	6,835
Cofinimmo SA REIT	93	9,787

		16,622

Brazil — 0.5%
BR Malls Participacoes SA	2,508	11,964

Canada — 10.0%
Artis Real Estate Investment Trust REIT	360	4,073
Boardwalk Real Estate Investment Trust REIT	137	6,424
Brookfield Asset Management, Inc., Class A	4,676	165,367
Calloway Real Estate Investment Trust REIT	358	8,322
Canadian Apartment Properties REIT	297	6,563
Canadian Real Estate Investment Trust REIT	192	6,656
Chartwell Retirement Residences	460	4,072
Crombie Real Estate Investment Trust REIT	345	3,482
First Capital Realty, Inc.	547	8,269
H&R Real Estate Investment Trust REIT	725	13,181
RioCan Real Estate Investment Trust REIT	836	18,621

		245,030

France — 9.9%
Fonciere Des Regions REIT	260	22,902
Gecina SA REIT	194	25,494
Klepierre REIT	1,124	49,935
Mercialys SA REIT	297	7,069
Unibail-Rodamco SE REIT	534	137,151

		242,551

Hong Kong — 10.5%
Champion REIT	13,916	7,951
Hang Lung Group Ltd.	4,960	25,076
Hang Lung Properties Ltd.	12,314	38,910
Hongkong Land Holdings Ltd.	6,300	54,243
Hysan Development Co. Ltd.	3,780	17,258
Kerry Properties Ltd.	3,811	15,900
Link REIT (The)	12,124	70,364
Prosperity REIT	6,745	2,445

	Number of Shares	Value

Hong Kong (Continued)
Wheelock & Co. Ltd.	4,375	$23,586

		255,733

Italy — 0.2%
Beni Stabili SpA SIIQ REIT	5,248	3,917
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,669	1,549

		5,466

Japan — 21.2%
Activia Properties, Inc. REIT	2	17,129
AEON Mall Co. Ltd.	600	11,051
Daibiru Corp.	300	2,792
Daiwa Office Investment Corp. REIT	2	9,894
Frontier Real Estate Investment Corp. REIT	3	14,237
Fukuoka REIT Corp.	3	5,289
Global One Real Estate Investment Corp. REIT	1	3,384
Hankyu REIT, Inc.	3	3,575
Heiwa Real Estate Co. Ltd.	200	2,772
Hoshino Resorts REIT, Inc.	1	11,304
Hulic Co. Ltd.	2,500	25,883
Hulic REIT, Inc.	4	5,811
Japan Excellent, Inc. REIT	7	8,855
Japan Prime Realty Investment Corp. REIT	4	13,197
Japan Real Estate Investment Corp. REIT	7	32,260
Japan Retail Fund Investment Corp. REIT	13	26,123
Kenedix Office Investment Corp. REIT	2	10,474
Kenedix Residential Investment Corp. REIT	2	5,881
Mitsui Fudosan Co. Ltd.	5,500	160,704
Mori Hills REIT Investment Corp.	7	9,351
Mori Trust Sogo REIT, Inc.	5	9,362
Nippon Building Fund, Inc. REIT	8	37,449
Nomura Real Estate Office Fund, Inc. REIT	2	9,153
NTT Urban Development Corp.	600	6,256
Orix JREIT, Inc. REIT	12	17,094
Premier Investment Corp. REIT	1	5,479
Tokyu Fudosan Holdings Corp.	2,800	21,093
Tokyu REIT, Inc.	5	6,530
Top REIT, Inc.	1	4,206
United Urban Investment Corp. REIT	14	20,992

		517,580

Malaysia — 0.2%
KLCCP Stapled Group (a)	2,400	4,615

Netherlands — 1.2%
Atrium European Real Estate Ltd.*	647	2,984
Eurocommercial Properties NV	233	10,428
Vastned Retail NV REIT	103	4,758
Wereldhave NV REIT	189	11,425

		29,595

New Zealand — 0.7%
Argosy Property Ltd.	4,167	3,296
Goodman Property Trust REIT	5,386	4,528
Kiwi Property Group Ltd.	6,131	5,480
Precinct Properties New Zealand Ltd.	5,222	4,149

		17,453

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

May 31, 2015

	Number of Shares	Value

Philippines — 2.3%
Ayala Land, Inc.	31,600	$28,386
Robinsons Land Corp.	8,600	5,690
SM Prime Holdings, Inc.	52,900	22,828

		56,904

Poland — 0.2%
Echo Investment SA*	1,221	2,241
Globe Trade Centre SA*	1,324	2,020

		4,261

Singapore — 7.2%
Ascendas Real Estate Investment Trust REIT	11,000	19,583
Cambridge Industrial Trust REIT	6,300	3,318
CapitaLand Commercial Trust REIT	11,300	13,537
CapitaLand Ltd.	14,000	36,244
CapitaLand Mall Trust REIT	14,000	22,535
Frasers Commercial Trust REIT	2,700	3,114
Global Logistic Properties Ltd.	16,700	34,190
GuocoLand Ltd.	1,700	2,635
Keppel REIT	9,200	8,155
Mapletree Logistics Trust REIT	8,000	6,913
Starhill Global REIT	7,400	4,803
Suntec Real Estate Investment Trust REIT	13,500	18,025
United Industrial Corp. Ltd.	1,100	2,782

		175,834

South Africa — 1.6%
Capital Property Fund REIT	8,248	9,440
Fountainhead Property Trust REIT	2,817	2,023
Growthpoint Properties Ltd. REIT	11,361	24,126
SA Corporate Real Estate Fund Nominees Pty Ltd. REIT	7,957	3,040

		38,629

Sweden — 1.2%
Castellum AB	926	13,282
Fabege AB	757	10,565
Kungsleden AB	852	5,496

		29,343

Switzerland — 2.0%
PSP Swiss Property AG*	208	17,871
Swiss Prime Site AG*	379	30,345

		48,216

	Number of Shares	Value

Thailand — 0.4%
Central Pattana PCL	7,300	$9,386

Turkey — 0.0%
Is Gayrimenkul Yatirim Ortakligi AS REIT	2,128	1,279

United Kingdom — 15.5%
Big Yellow Group PLC REIT	799	7,968
British Land Co. PLC REIT	5,413	71,315
Capital & Counties Properties PLC	4,001	25,671
Derwent London PLC REIT	580	31,567
Grainger PLC	2,241	7,285
Great Portland Estates PLC REIT	1,851	23,439
Hammerson PLC REIT	4,222	43,138
Intu Properties PLC REIT	5,083	25,971
Land Securities Group PLC REIT	4,356	87,416
Segro PLC REIT	3,994	26,017
Shaftesbury PLC REIT	1,496	20,030
Workspace Group PLC REIT	633	8,732

		378,549

TOTAL COMMON STOCKS (Cost $2,508,250)		2,436,322

RIGHTS — 0.0%
New Zealand — 0.0%
Kiwi Property Group Ltd.*, expires 6/30/15 (Cost $0)	681	29

TOTAL INVESTMENTS — 99.8% (Cost $2,508,250)		$2,436,351
Other assets and liabilities, net — 0.2%		4,610

NET ASSETS — 100.0%		$2,440,961

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

* Non-income producing security.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

May 31, 2015

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	6/2/2015	CHF	3,000	USD	3,180	$(12)
Canadian Imperial Bank of Commerce	6/2/2015	CHF	2,000	USD	2,120	(8)
JP Morgan & Chase Co	6/2/2015	CHF	2,000	USD	2,137	9
State Street Bank & Trust Co	6/2/2015	CHF	47,892	USD	50,962	4
Canadian Imperial Bank of Commerce	6/2/2015	EUR	319,323	USD	357,931	7,219
Canadian Imperial Bank of Commerce	6/2/2015	EUR	7,600	USD	8,332	(15)
JP Morgan & Chase Co	6/2/2015	EUR	2,000	USD	2,241	45
JP Morgan & Chase Co	6/2/2015	EUR	3,000	USD	3,289	(6)
Canadian Imperial Bank of Commerce	6/2/2015	GBP	4,000	USD	6,104	(10)
JP Morgan & Chase Co	6/2/2015	GBP	4,000	USD	6,104	(10)
State Street Bank & Trust Co	6/2/2015	GBP	244,928	USD	376,317	1,970
The Bank of New York Mellon	6/2/2015	GBP	3,600	USD	5,531	29
Canadian Imperial Bank of Commerce	6/2/2015	HKD	1,478,714	USD	190,770	58
JP Morgan & Chase Co	6/2/2015	HKD	119,000	USD	15,352	5
JP Morgan & Chase Co	6/2/2015	HKD	20,000	USD	2,579	—
The Bank of New York Mellon	6/2/2015	HKD	25,000	USD	3,225	1
The Bank of New York Mellon	6/2/2015	PLN	16,000	USD	4,430	155
Canadian Imperial Bank of Commerce	6/2/2015	SEK	11,000	USD	1,287	(3)
JP Morgan & Chase Co	6/2/2015	SEK	7,000	USD	819	(2)
State Street Bank & Trust Co	6/2/2015	SEK	286,355	USD	34,311	727
The Bank of New York Mellon	6/2/2015	TRY	3,402	USD	1,261	(17)
Canadian Imperial Bank of Commerce	6/2/2015	USD	3,205	CHF	3,000	(13)
Canadian Imperial Bank of Commerce	6/2/2015	USD	350,090	EUR	319,323	622
Canadian Imperial Bank of Commerce	6/2/2015	USD	6,146	GBP	4,000	(32)
Canadian Imperial Bank of Commerce	6/2/2015	USD	2,747	GBP	1,800	4
Canadian Imperial Bank of Commerce	6/2/2015	USD	190,764	HKD	1,478,714	(52)
Canadian Imperial Bank of Commerce	6/2/2015	USD	1,935	HKD	15,000	—
Canadian Imperial Bank of Commerce	6/2/2015	USD	4,261	PLN	16,000	14
Canadian Imperial Bank of Commerce	6/2/2015	USD	1,278	TRY	3,402	—
JP Morgan & Chase Co	6/2/2015	USD	2,120	CHF	2,000	8
JP Morgan & Chase Co	6/2/2015	USD	5,605	EUR	5,000	(113)
JP Morgan & Chase Co	6/2/2015	USD	4,609	GBP	3,000	(24)
JP Morgan & Chase Co	6/2/2015	USD	1,533	GBP	1,000	(4)
JP Morgan & Chase Co	6/2/2015	USD	17,932	HKD	139,000	(5)
JP Morgan & Chase Co	6/2/2015	USD	839	SEK	7,000	(18)
State Street Bank & Trust Co	6/2/2015	USD	50,769	CHF	47,892	189
State Street Bank & Trust Co	6/2/2015	USD	373,747	GBP	244,928	600
State Street Bank & Trust Co	6/2/2015	USD	33,515	SEK	286,355	69
The Bank of New York Mellon	6/2/2015	USD	2,145	CHF	2,000	(17)
The Bank of New York Mellon	6/2/2015	USD	8,471	EUR	7,600	(124)
The Bank of New York Mellon	6/2/2015	USD	2,720	GBP	1,800	31
The Bank of New York Mellon	6/2/2015	USD	1,290	HKD	10,000	—
The Bank of New York Mellon	6/2/2015	USD	1,333	SEK	11,000	(43)
Canadian Imperial Bank of Commerce	6/3/2015	AUD	395,056	USD	311,095	9,103
JP Morgan & Chase Co	6/3/2015	AUD	10,000	USD	7,655	10
The Bank of New York Mellon	6/3/2015	AUD	7,800	USD	6,142	179
Canadian Imperial Bank of Commerce	6/3/2015	CAD	310,640	USD	256,378	6,599
JP Morgan & Chase Co	6/3/2015	CAD	9,000	USD	7,210	(27)
The Bank of New York Mellon	6/3/2015	CAD	10,700	USD	8,830	226
Canadian Imperial Bank of Commerce	6/3/2015	JPY	61,977,300	USD	518,007	18,632
Canadian Imperial Bank of Commerce	6/3/2015	JPY	677,000	USD	5,456	1
JP Morgan & Chase Co	6/3/2015	JPY	220,000	USD	1,839	66
JP Morgan & Chase Co	6/3/2015	JPY	148,000	USD	1,193	—
The Bank of New York Mellon	6/3/2015	JPY	3,030,000	USD	25,324	910
The Bank of New York Mellon	6/3/2015	JPY	1,086,000	USD	9,070	320
JP Morgan & Chase Co	6/3/2015	PHP	61,000	USD	1,370	2

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co	6/3/2015	PHP	2,586,104	USD	57,891	$(103)
Canadian Imperial Bank of Commerce	6/3/2015	USD	302,396	AUD	395,056	(404)
Canadian Imperial Bank of Commerce	6/3/2015	USD	3,291	AUD	4,300	(4)
Canadian Imperial Bank of Commerce	6/3/2015	USD	248,860	CAD	310,640	918
Canadian Imperial Bank of Commerce	6/3/2015	USD	561	CAD	700	2
Canadian Imperial Bank of Commerce	6/3/2015	USD	499,434	JPY	61,977,300	(59)
JP Morgan & Chase Co	6/3/2015	USD	1,575	AUD	2,000	(46)
JP Morgan & Chase Co	6/3/2015	USD	6,309	AUD	8,000	(193)
JP Morgan & Chase Co	6/3/2015	USD	4,126	CAD	5,000	(106)
JP Morgan & Chase Co	6/3/2015	USD	3,306	CAD	4,000	(89)
JP Morgan & Chase Co	6/3/2015	USD	3,078	JPY	368,000	(113)
JP Morgan & Chase Co	6/3/2015	USD	1,366	PHP	61,000	2
State Street Bank & Trust Co	6/3/2015	USD	58,077	PHP	2,586,104	(83)
The Bank of New York Mellon	6/3/2015	USD	2,738	AUD	3,500	(62)
The Bank of New York Mellon	6/3/2015	USD	8,269	CAD	10,000	(229)
The Bank of New York Mellon	6/3/2015	USD	40,002	JPY	4,793,000	(1,383)
State Street Bank & Trust Co	6/4/2015	MYR	17,106	USD	4,779	114
State Street Bank & Trust Co	6/4/2015	NZD	25,479	USD	19,340	1,270
JP Morgan & Chase Co	6/4/2015	SGD	2,000	USD	1,483	(1)
State Street Bank & Trust Co	6/4/2015	SGD	244,201	USD	184,245	3,116
State Street Bank & Trust Co	6/4/2015	THB	323,037	USD	9,776	175
JP Morgan & Chase Co	6/4/2015	USD	754	SGD	1,000	(13)
JP Morgan & Chase Co	6/4/2015	USD	754	SGD	1,000	(12)
State Street Bank & Trust Co	6/4/2015	USD	4,670	MYR	17,106	(6)
State Street Bank & Trust Co	6/4/2015	USD	18,128	NZD	25,479	(59)
State Street Bank & Trust Co	6/4/2015	USD	181,034	SGD	244,201	94
State Street Bank & Trust Co	6/4/2015	USD	9,597	THB	323,037	4
JP Morgan & Chase Co	6/5/2015	USD	751	ZAR	9,000	(11)
The Bank of New York Mellon	6/5/2015	USD	41,553	ZAR	505,862	65
JP Morgan & Chase Co	6/5/2015	ZAR	9,000	USD	739	(1)
The Bank of New York Mellon	6/5/2015	ZAR	461,862	USD	38,421	423
The Bank of New York Mellon	6/5/2015	ZAR	44,000	USD	3,641	21
Canadian Imperial Bank of Commerce	7/2/2015	AUD	395,056	USD	301,918	396
Canadian Imperial Bank of Commerce	7/2/2015	AUD	4,300	USD	3,286	4
JP Morgan & Chase Co	7/2/2015	CHF	2,000	USD	2,122	(8)
State Street Bank & Trust Co	7/2/2015	CHF	47,892	USD	50,821	(194)
Canadian Imperial Bank of Commerce	7/2/2015	EUR	319,323	USD	350,218	(644)
Canadian Imperial Bank of Commerce	7/2/2015	GBP	1,800	USD	2,746	(4)
State Street Bank & Trust Co	7/2/2015	GBP	244,928	USD	373,665	(596)
Canadian Imperial Bank of Commerce	7/2/2015	HKD	1,478,714	USD	190,746	48
Canadian Imperial Bank of Commerce	7/2/2015	HKD	15,000	USD	1,935	1
JP Morgan & Chase Co	7/2/2015	HKD	139,000	USD	17,930	4
Canadian Imperial Bank of Commerce	7/2/2015	JPY	61,977,300	USD	499,636	55
State Street Bank & Trust Co	7/2/2015	NZD	25,479	USD	18,080	58
Canadian Imperial Bank of Commerce	7/2/2015	PLN	16,000	USD	4,257	(14)
State Street Bank & Trust Co	7/2/2015	SEK	286,355	USD	33,534	(70)
State Street Bank & Trust Co	7/2/2015	SGD	244,201	USD	180,913	(103)
Canadian Imperial Bank of Commerce	7/2/2015	TRY	3,402	USD	1,267	1
Canadian Imperial Bank of Commerce	7/2/2015	USD	3,183	CHF	3,000	12
Canadian Imperial Bank of Commerce	7/2/2015	USD	2,122	CHF	2,000	8
Canadian Imperial Bank of Commerce	7/2/2015	USD	8,335	EUR	7,600	15
Canadian Imperial Bank of Commerce	7/2/2015	USD	6,102	GBP	4,000	10
Canadian Imperial Bank of Commerce	7/2/2015	USD	5,458	JPY	677,000	(1)
Canadian Imperial Bank of Commerce	7/2/2015	USD	1,288	SEK	11,000	3
JP Morgan & Chase Co	7/2/2015	USD	7,642	AUD	10,000	(10)
JP Morgan & Chase Co	7/2/2015	USD	3,290	EUR	3,000	6
JP Morgan & Chase Co	7/2/2015	USD	6,102	GBP	4,000	10

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE) (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	7/2/2015	USD	1,193	JPY	148,000	$—
JP Morgan & Chase Co	7/2/2015	USD	820	SEK	7,000	2
JP Morgan & Chase Co	7/2/2015	USD	1,482	SGD	2,000	1
JP Morgan & Chase Co	7/2/2015	USD	736	ZAR	9,000	1
State Street Bank & Trust Co	7/2/2015	USD	2,209	ZAR	27,000	2
The Bank of New York Mellon	7/2/2015	ZAR	505,862	USD	41,363	(66)
State Street Bank & Trust Co	7/6/2015	AUD	1,000	USD	764	1
State Street Bank & Trust Co	7/6/2015	AUD	15,000	USD	11,458	13
Canadian Imperial Bank of Commerce	7/6/2015	CAD	310,640	USD	248,729	(914)
Canadian Imperial Bank of Commerce	7/6/2015	CAD	700	USD	560	(2)
State Street Bank & Trust Co	7/6/2015	CAD	2,000	USD	1,601	(6)
State Street Bank & Trust Co	7/6/2015	EUR	1,000	USD	1,098	—
State Street Bank & Trust Co	7/6/2015	GBP	11,000	USD	16,778	(29)
State Street Bank & Trust Co	7/6/2015	JPY	946,000	USD	7,626	—
State Street Bank & Trust Co	7/6/2015	JPY	71,000	USD	572	—
State Street Bank & Trust Co	7/6/2015	MYR	17,106	USD	4,658	7
State Street Bank & Trust Co	7/6/2015	PHP	2,586,104	USD	57,986	102
State Street Bank & Trust Co	7/6/2015	SGD	1,000	USD	741	—
State Street Bank & Trust Co	7/6/2015	SGD	1,000	USD	741	—
JP Morgan & Chase Co	7/6/2015	USD	7,207	CAD	9,000	26
JP Morgan & Chase Co	7/6/2015	USD	1,367	PHP	61,000	(2)
State Street Bank & Trust Co	7/6/2015	USD	3,182	CHF	3,000	14
State Street Bank & Trust Co	7/6/2015	USD	13,160	EUR	12,000	26
State Street Bank & Trust Co	7/6/2015	USD	3,999	HKD	31,000	(1)
State Street Bank & Trust Co	7/6/2015	USD	709	NZD	1,000	(2)
State Street Bank & Trust Co	7/6/2015	USD	1,143	PHP	51,000	(2)
State Street Bank & Trust Co	7/6/2015	USD	1,639	SEK	14,000	4
State Street Bank & Trust Co	7/7/2015	THB	323,037	USD	9,574	(16)

Total net unrealized appreciation						$48,625

Currency Abbreviations

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Phillippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

TRY – Turkish New Lira

USD – U.S. Dollar

ZAR – South African Rand

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Regulated Utilities ETF (UTLT)

May 31, 2015

	Number of Shares	Value

COMMON STOCKS — 99.2%
Electric Utilities — 42.7%
ALLETE, Inc.	622	$31,318
American Electric Power Co., Inc.	7,157	402,868
AusNet Services (Australia) (a)	50,149	58,471
Cleco Corp.	884	47,957
Duke Energy Corp.	5,436	411,668
Edison International	4,773	290,246
El Paso Electric Co.	588	21,386
Elia System Operator SA (Belgium)*	886	38,423
Emera, Inc. (Canada)	2,080	68,993
Empire District Electric (The) Co.	633	14,774
Entergy Corp.	2,629	201,040
Eversource Energy	4,630	228,027
FirstEnergy Corp.	6,152	219,503
Fortis, Inc. (Canada)	3,152	96,263
Great Plains Energy, Inc.	2,255	58,788
IDACORP, Inc.	733	43,591
ITC Holdings Corp.	2,277	80,355
Pepco Holdings, Inc.	3,682	100,334
Pinnacle West Capital Corp.	1,616	98,447
PNM Resources, Inc.	1,156	30,738
Portland General Electric Co.	1,135	39,680
Red Electrica Corp. SA (Spain)	1,980	166,533
Southern (The) Co.	9,285	405,662
Spark Infrastructure Group (Australia) (a)	21,469	32,746
Terna Rete Elettrica Nazionale SpA (Italy)	29,415	140,210
UIL Holdings Corp.	818	41,464
Westar Energy, Inc.	1,898	69,600
Xcel Energy, Inc.	7,396	251,834

		3,690,919

Gas Utilities — 10.2%
AGL Resources, Inc.	1,749	88,097
APA Group (Australia) (a)	16,340	116,432
Atmos Energy Corp.	1,469	79,355
Enagas SA (Spain)	3,494	100,484
Northwest Natural Gas Co.	393	17,567
ONE Gas, Inc.	761	33,735
Piedmont Natural Gas Co., Inc.	1,147	42,772
Questar Corp.	2,565	58,226
Snam SpA (Italy) (b)	49,487	244,799
South Jersey Industries, Inc.	962	25,387
Southwest Gas Corp.	679	36,978
WGL Holdings, Inc.	760	43,731

		887,563

Multi-Utilities — 35.5%
Alliant Energy Corp.	1,624	99,551
Avista Corp.	943	30,176
CenterPoint Energy, Inc.	6,290	128,127
CMS Energy Corp.	4,040	137,926
Consolidated Edison, Inc.	4,287	265,108
Dominion Resources, Inc.	5,910	416,773
DTE Energy Co.	2,590	205,206
DUET Group (Australia) (a)	21,869	42,636
Integrys Energy Group, Inc.	1,170	84,135
National Grid PLC (United Kingdom)	28,644	408,900

	Number of Shares	Value

Multi-Utilities (Continued)
NiSource, Inc.	4,615	$217,736
NorthWestern Corp.	570	29,651
PG&E Corp.	6,904	369,157
REN — Redes Energeticas Nacionais SGPS SA (Portugal)	7,815	22,848
SCANA Corp.	2,079	110,520
Sempra Energy	3,599	386,784
TECO Energy, Inc.	3,416	64,392
Vectren Corp.	1,208	51,424

		3,071,050

Oil, Gas & Consumable Fuels — 4.8%
Enbridge, Inc. (Canada)	8,625	413,310

Water Utilities — 6.0%
American States Water Co.	564	21,674
American Water Works Co., Inc.	2,622	138,625
Aqua America, Inc.	2,593	68,248
California Water Service Group	694	16,580
Severn Trent PLC (United Kingdom)	3,506	117,728
United Utilities Group PLC (United Kingdom)	10,004	152,289

		515,144

TOTAL COMMON STOCKS (Cost $7,445,934)		8,577,986

SECURITIES LENDING COLLATERAL — 2.8%
Daily Assets Fund Institutional, 0.15% (c)(d) (Cost $244,462)	244,462	244,462

TOTAL INVESTMENTS — 102.0% (Cost $7,690,396)		$8,822,448
Other assets and liabilities, net — (2.0%)		(177,049)

NET ASSETS — 100.0%		$8,645,399

* Non-income producing security.

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $232,556, which is 2.7% of net assets.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

May 31, 2015

	Number of Shares	Value

COMMON STOCKS — 99.8%
Australia — 8.0%
Macquarie Atlas Roads Group (a)	5,805	$14,646
Qube Holdings Ltd.	10,597	23,496
Sydney Airport (a)	16,662	72,485
Transurban Group (a)	24,885	193,493

		304,120

Austria — 0.4%
Flughafen Wien AG	162	14,561

Brazil — 1.1%
Cia Energetica de Minas Gerais, ADR	1,630	7,368
CPFL Energia SA, ADR	663	7,956
Ultrapar Participacoes SA, ADR	1,188	25,696

		41,020

Canada — 7.8%
AltaGas Ltd.	366	11,672
Enbridge, Inc.	2,283	109,193
Inter Pipeline Ltd.	894	22,242
Pembina Pipeline Corp.	928	29,916
TransCanada Corp.	1,905	82,566
Veresen, Inc.	787	11,752
Westshore Terminals Investment Corp.	936	24,980

		292,321

Chile — 0.7%
Empresa Nacional de Electricidad SA, ADR	242	10,810
Enersis SA, ADR	846	14,391

		25,201

China — 1.3%
China Gas Holdings Ltd.	4,977	8,576
China Longyuan Power Group Corp., Class H*	7,462	9,229
China Resources Power Holdings Co. Ltd.	3,926	10,912
Guangdong Investment Ltd.	6,358	8,905
Huaneng Power International, Inc., ADR	193	10,341

		47,963

France — 7.0%
Aeroports de Paris	501	61,985
GDF Suez	3,390	68,414
Groupe Eurotunnel SE	8,622	129,875

		260,274

Germany — 2.7%
E.ON SE	4,440	65,198
Fraport AG Frankfurt Airport Services Worldwide	565	37,083

		102,281

Hong Kong — 5.0%
Beijing Enterprises Water Group Ltd.*	10,012	8,458
China Merchants Holdings International Co. Ltd.	29,523	130,221
China Resources and Transportation Group Ltd.*	231,043	5,155
COSCO Pacific Ltd.	26,176	37,743

	Number of Shares	Value

Hong Kong (Continued)
Hopewell Highway Infrastructure Ltd.	15,063	$7,479

		189,056

Italy — 7.0%
Ansaldo STS SpA	1,833	18,914
Atlantia SpA	6,243	160,583
Enel SpA	14,712	71,387
Societa Iniziative Autostradali e Servizi SpA	1,095	11,990

		262,874

Japan — 4.7%
Japan Airport Terminal Co. Ltd.	1,200	70,096
Kamigumi Co. Ltd.	5,000	46,570
Mitsubishi Logistics Corp.	3,000	42,662
Sumitomo Warehouse Co. Ltd. (The)	3,000	16,896

		176,224

Mexico — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	523	37,238
Grupo Aeroportuario del Sureste SAB de CV, ADR	310	44,653

		81,891

Netherlands — 0.3%
Koninklijke Vopak NV	190	9,453

New Zealand — 1.3%
Auckland International Airport Ltd.	13,990	48,137

Singapore — 2.4%
Hutchison Port Holdings Trust, Class U	82,800	54,648
SATS Ltd.	9,700	24,392
SIA Engineering Co. Ltd.	3,800	11,021

		90,061

Spain — 5.0%
Abertis Infraestructuras SA	5,928	104,139
Iberdrola SA	11,895	82,253

		186,392

Switzerland — 1.2%
Flughafen Zuerich AG	59	46,674

United Kingdom — 7.0%
BBA Aviation PLC	6,664	33,387
Centrica PLC	11,335	48,093
National Grid PLC	8,721	124,494
SSE PLC	2,191	55,756

		261,730

United States — 34.7%
American Electric Power Co., Inc.	1,087	61,187
Cheniere Energy, Inc.*	588	44,588
Consolidated Edison, Inc.	648	40,072
Dominion Resources, Inc.	1,305	92,029
Duke Energy Corp.	1,670	126,469
Edison International	724	44,027
Exelon Corp.	1,911	64,649
Kinder Morgan, Inc.	4,412	183,054

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

May 31, 2015

	Number of Shares	Value

United States (Continued)
NextEra Energy, Inc.	984	$100,703
ONEOK, Inc.	562	23,559
PG&E Corp.	1,057	56,518
PPL Corp.	1,482	51,440
Public Service Enterprise Group, Inc.	1,126	48,001
SemGroup Corp., Class A	116	9,129
Sempra Energy	513	55,132
Southern Co. (The)	2,019	88,210
Spectra Energy Corp.	1,794	63,095
Targa Resources Corp.	130	11,954
Wesco Aircraft Holdings, Inc.*	874	12,900
Williams Cos., Inc. (The)	1,798	91,878
Xcel Energy, Inc.	1,123	38,238

		1,306,832

TOTAL COMMON STOCKS (Cost $3,759,388)		3,747,065

Value

TOTAL INVESTMENTS — 99.8% (Cost $3,759,388)	$3,747,065
Other assets and liabilities, net — 0.2%	7,631

NET ASSETS — 100.0%	$3,754,696

* Non-income producing security.

(a) Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

ADR – American Depositary Receipt

As of May 31, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/2/2015	CHF	14,000	USD	15,076	$181
RBC Capital Markets	6/2/2015	CHF	29,924	USD	31,969	129
JP Morgan & Chase Co.	6/2/2015	EUR	3,000	USD	3,362	67
JP Morgan & Chase Co.	6/2/2015	EUR	8,000	USD	8,968	182
JP Morgan & Chase Co.	6/2/2015	EUR	6,225	USD	7,000	164
JP Morgan & Chase Co.	6/2/2015	EUR	2,000	USD	2,230	34
JP Morgan & Chase Co.	6/2/2015	EUR	250,000	USD	280,452	5,877
RBC Capital Markets	6/2/2015	EUR	1,400	USD	1,535	(3)
RBC Capital Markets	6/2/2015	EUR	506,866	USD	568,151	11,462
The Bank of New York Mellon	6/2/2015	EUR	2,000	USD	2,238	41
The Bank of New York Mellon	6/2/2015	EUR	2,000	USD	2,242	45
JP Morgan & Chase Co.	6/2/2015	GBP	55,000	USD	86,186	2,124
JP Morgan & Chase Co.	6/2/2015	GBP	3,000	USD	4,609	24
RBC Capital Markets	6/2/2015	GBP	104,503	USD	160,560	838
The Bank of New York Mellon	6/2/2015	GBP	3,400	USD	5,224	27
Bank of Montreal	6/2/2015	HKD	1,030,617	USD	132,962	41
JP Morgan & Chase Co.	6/2/2015	HKD	565,000	USD	72,885	16
JP Morgan & Chase Co.	6/2/2015	HKD	176,000	USD	22,706	7
RBC Capital Markets	6/2/2015	HKD	90,000	USD	11,611	3
The Bank of New York Mellon	6/2/2015	HKD	77,500	USD	9,998	3
Bank of Montreal	6/2/2015	USD	132,956	HKD	1,030,617	(36)
JP Morgan & Chase Co.	6/2/2015	USD	14,841	CHF	14,000	55
JP Morgan & Chase Co.	6/2/2015	USD	295,164	EUR	269,225	524
JP Morgan & Chase Co.	6/2/2015	USD	1,533	GBP	1,000	(4)
JP Morgan & Chase Co.	6/2/2015	USD	86,979	GBP	57,000	140
JP Morgan & Chase Co.	6/2/2015	USD	95,594	HKD	741,000	(26)
RBC Capital Markets	6/2/2015	USD	31,721	CHF	29,924	118
RBC Capital Markets	6/2/2015	USD	555,702	EUR	506,866	987
RBC Capital Markets	6/2/2015	USD	2,899	GBP	1,900	5

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	6/2/2015	USD	159,466	GBP	104,503	$256
RBC Capital Markets	6/2/2015	USD	9,998	HKD	77,500	(3)
RBC Capital Markets	6/2/2015	USD	11,611	HKD	90,000	(4)
The Bank of New York Mellon	6/2/2015	USD	6,019	EUR	5,400	(88)
The Bank of New York Mellon	6/2/2015	USD	2,277	GBP	1,500	16
Bank of Montreal	6/3/2015	AUD	246,158	USD	193,862	5,692
JP Morgan & Chase Co.	6/3/2015	AUD	2,000	USD	1,575	46
JP Morgan & Chase Co.	6/3/2015	AUD	125,000	USD	99,719	4,165
The Bank of New York Mellon	6/3/2015	AUD	8,100	USD	6,378	186
Bank of Montreal	6/3/2015	CAD	244,619	USD	201,875	5,183
JP Morgan & Chase Co.	6/3/2015	CAD	123,000	USD	102,332	3,430
The Bank of New York Mellon	6/3/2015	CAD	8,500	USD	7,014	180
Bank of Montreal	6/3/2015	JPY	2,556,000	USD	20,597	2
JP Morgan & Chase Co.	6/3/2015	JPY	89,000	USD	744	27
JP Morgan & Chase Co.	6/3/2015	JPY	5,564,000	USD	46,431	1,599
RBC Capital Markets	6/3/2015	JPY	13,944,795	USD	116,551	4,192
RBC Capital Markets	6/3/2015	JPY	499,000	USD	4,171	150
Bank of Montreal	6/3/2015	USD	3,598	AUD	4,700	(5)
Bank of Montreal	6/3/2015	USD	188,422	AUD	246,158	(252)
Bank of Montreal	6/3/2015	USD	195,969	CAD	244,619	723
Bank of Montreal	6/3/2015	USD	6,810	CAD	8,500	25
JP Morgan & Chase Co.	6/3/2015	USD	93,385	AUD	122,000	(125)
JP Morgan & Chase Co.	6/3/2015	USD	3,943	AUD	5,000	(121)
JP Morgan & Chase Co.	6/3/2015	USD	96,130	CAD	120,000	359
JP Morgan & Chase Co.	6/3/2015	USD	2,479	CAD	3,000	(67)
JP Morgan & Chase Co.	6/3/2015	USD	1,249	JPY	150,000	(40)
JP Morgan & Chase Co.	6/3/2015	USD	43,708	JPY	5,424,000	(5)
JP Morgan & Chase Co.	6/3/2015	USD	661	JPY	79,000	(24)
RBC Capital Markets	6/3/2015	USD	116,394	JPY	14,443,795	(15)
The Bank of New York Mellon	6/3/2015	USD	2,660	AUD	3,400	(61)
The Bank of New York Mellon	6/3/2015	USD	21,286	JPY	2,556,000	(691)
JP Morgan & Chase Co.	6/4/2015	NZD	21,000	USD	15,441	548
RBC Capital Markets	6/4/2015	NZD	42,451	USD	32,222	2,117
The Bank of New York Mellon	6/4/2015	NZD	1,000	USD	759	50
JP Morgan & Chase Co.	6/4/2015	SGD	1,000	USD	754	13
JP Morgan & Chase Co.	6/4/2015	SGD	16,000	USD	11,980	112
RBC Capital Markets	6/4/2015	SGD	31,198	USD	23,538	397
JP Morgan & Chase Co.	6/4/2015	USD	14,941	NZD	21,000	(48)
JP Morgan & Chase Co.	6/4/2015	USD	12,603	SGD	17,000	6
RBC Capital Markets	6/4/2015	USD	711	NZD	1,000	(2)
RBC Capital Markets	6/4/2015	USD	30,203	NZD	42,451	(98)
RBC Capital Markets	6/4/2015	USD	23,128	SGD	31,198	12
Bank of Montreal	7/2/2015	AUD	246,158	USD	188,126	249
Bank of Montreal	7/2/2015	AUD	4,700	USD	3,592	5
JP Morgan & Chase Co.	7/2/2015	AUD	122,000	USD	93,232	117
JP Morgan & Chase Co.	7/2/2015	CHF	14,000	USD	14,855	(57)
RBC Capital Markets	7/2/2015	CHF	29,924	USD	31,753	(122)
JP Morgan & Chase Co.	7/2/2015	EUR	269,225	USD	295,254	(560)
RBC Capital Markets	7/2/2015	EUR	506,866	USD	555,907	(1,021)
JP Morgan & Chase Co.	7/2/2015	GBP	57,000	USD	86,955	(144)
RBC Capital Markets	7/2/2015	GBP	104,503	USD	159,429	(256)
RBC Capital Markets	7/2/2015	GBP	1,900	USD	2,899	(5)
Bank of Montreal	7/2/2015	HKD	1,030,617	USD	132,944	34
JP Morgan & Chase Co.	7/2/2015	HKD	741,000	USD	95,585	24
RBC Capital Markets	7/2/2015	HKD	77,500	USD	9,997	3
JP Morgan & Chase Co.	7/2/2015	JPY	5,424,000	USD	43,724	3
RBC Capital Markets	7/2/2015	JPY	14,443,795	USD	116,441	14

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF) (Continued)

May 31, 2015

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	7/2/2015	NZD	21,000	USD	14,902	$48
RBC Capital Markets	7/2/2015	NZD	1,000	USD	710	2
RBC Capital Markets	7/2/2015	NZD	42,451	USD	30,124	97
JP Morgan & Chase Co.	7/2/2015	SGD	17,000	USD	12,594	(7)
RBC Capital Markets	7/2/2015	SGD	31,198	USD	23,112	(14)
Bank of Montreal	7/2/2015	USD	20,605	JPY	2,556,000	(2)
RBC Capital Markets	7/2/2015	USD	1,535	EUR	1,400	3
RBC Capital Markets	7/2/2015	USD	11,610	HKD	90,000	(3)
Bank of Montreal	7/6/2015	AUD	1,000	USD	764	1
Bank of Montreal	7/6/2015	AUD	18,000	USD	13,753	18
Bank of Montreal	7/6/2015	CAD	244,619	USD	195,860	(726)
Bank of Montreal	7/6/2015	CAD	8,500	USD	6,806	(25)
JP Morgan & Chase Co.	7/6/2015	CAD	120,000	USD	96,088	(349)
Bank of Montreal	7/6/2015	CHF	1,000	USD	1,061	(4)
Bank of Montreal	7/6/2015	EUR	3,000	USD	3,296	—
Bank of Montreal	7/6/2015	GBP	8,000	USD	12,204	(20)
Bank of Montreal	7/6/2015	JPY	276,000	USD	2,225	—
Bank of Montreal	7/6/2015	NZD	4,000	USD	2,837	9
Bank of Montreal	7/6/2015	SGD	1,000	USD	741	—
Bank of Montreal	7/6/2015	USD	4,003	CAD	5,000	15
Bank of Montreal	7/6/2015	USD	2,194	EUR	2,000	4
Bank of Montreal	7/6/2015	USD	11,094	HKD	86,000	(3)

Total net unrealized appreciation						$48,190

Currency Abbreviations

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

NZD – New Zealand Dollar

SGD – Singapore Dollar

USD – U.S. Dollar

See Notes to Financial Statements.	22

This Page is Intentionally Left Blank

23

DBX ETF Trust

Statements of assets and liabilities

May 31, 2015

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Deutsche X-trackers Regulated Utilities ETF	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Assets
Investments in non-affiliated securities at fair value	$2,436,351	$8,577,986	$3,747,065
Investment in Daily Assets Fund Institutional*	—	244,462	—
Cash	1,732	15,224	4,963
Foreign currency at value	8,381	12,343	6,763
Unrealized appreciation on forward foreign currency contracts	54,840	—	53,226
Receivables:
Dividends	2,876	38,806	13,284
Foreign tax reclaim	231	4,216	547
Capital shares	—	—	65,106
Interest	—	121	—

Total Assets	$2,504,411	$8,893,158	$3,890,954

Liabilities
Payable upon return of securities loaned	$—	$244,462	$—
Unrealized depreciation on forward foreign currency contracts	6,215	—	5,036
Payables:
Investment securities purchased	56,239	—	129,987
Investment advisory fees	996	3,297	1,235

Total Liabilities	63,450	247,759	136,258

Net Assets	$2,440,961	$8,645,399	$3,754,696

Net Assets Consist of
Paid-in capital	$2,504,145	$7,437,895	$3,740,922
Undistributed net investment income	21,642	62,263	20,200
Accumulated net realized gain (loss) on investments and foreign currency transactions	(61,489)	13,883	(42,204)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(23,337)	1,131,358	35,778

Net Assets	$2,440,961	$8,645,399	$3,754,696

Number of Common Shares outstanding	100,001	300,001	150,001

Net Assets Value	$24.41	$28.82	$25.03

Investments in non-affiliated securities at cost	$2,508,250	$7,445,934	$3,759,388

Value of Securities loaned	$—	$232,556	$—

Investment in Daily Assets Fund Institutional at cost	$—	$244,462	$—

Foreign currency at cost	$8,420	$12,282	$6,777

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	24

DBX ETF Trust

Statements of operations

For the Period Ended May 31, 2015

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF(1)	Deutsche X-trackers Regulated Utilities ETF	Deutsche X-trackers S&P Hedged Global Infrastructure ETF(1)
Investment Income
Unaffiliated dividend income*	$14,329	$315,301	$22,562
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	—	121	—

Total Investment Income	14,329	315,422	22,562

Expenses
Investment advisory fees	1,717	38,993	1,920

Total Expenses	1,717	38,993	1,920

Net Investment Income	12,612	276,429	20,642

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(171)	71,564	(649)
Foreign currency transactions	(52,288)	16	(41,997)

Net realized gain (loss)	(52,459)	71,580	(42,646)
Net change in unrealized appreciation (depreciation) on:
Investments	(71,899)	254,504	(12,323)
Foreign currency translations	48,562	(716)	48,101

Net change in unrealized appreciation (depreciation)	(23,337)	253,788	35,778

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(75,796)	325,368	(6,868)

Net increase (decrease) in Net Assets Resulting from Operations	$(63,184)	$601,797	$13,774

* Unaffiliated foreign tax withheld	$2,053	$10,594	$2,591

(1)	For the period April 9, 2015 (commencement of operations) through May 31, 2015.

See Notes to Financial Statements.	25

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Deutsche X-trackers Regulated Utilities ETF		Deutsche X-trackers S&P Hedged Global Infrastructure ETF
	For the Period April 9, 2015(1) to May 31, 2015	Year Ended May 31, 2015	For the Period June 4, 2013(1) to May 31, 2014	For the Period April 9, 2015(1) to May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,612	$276,429	$405,867	$20,642
Net realized gain (loss)	(52,459)	71,580	162,225	(42,646)
Net change in unrealized appreciation (depreciation)	(23,337)	253,788	877,570	35,778

Net increase (decrease) in net assets resulting from operations	(63,184)	601,797	1,445,662	13,774

Distributions to Shareholders from
Net investment income	—	(271,651)	(349,668)	—
Net realized gains	—	(64,962)	—	—

Total distributions	—	(336,613)	(349,668)	—

Fund Shares Transactions
Proceeds from shares sold	2,504,120	—	16,232,220	3,740,897
Value of shares redeemed	—	—	(8,948,024)	—

Net increase in net assets resulting from fund share transactions	2,504,120	—	7,284,196	3,740,897

Total increase in Net Assets	2,440,936	265,184	8,380,190	3,754,671

Net Assets
Beginning of period	25	8,380,215	25	25

End of period	$2,440,961	$8,645,399	$8,380,215	$3,754,696

Undistributed net investment income	$21,642	$62,263	$57,469	$20,200

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	300,001	1	1
Shares sold	100,000	—	650,000	150,000
Shares redeemed	—	—	(350,000)	—

Shares outstanding, end of period	100,001	300,001	300,001	150,001

(1)	Commencement of operations.

See Notes to Financial Statements.	26

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	For the Period April 9, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.13
Net realized and unrealized gain (loss)	(0.72)

Net (decrease) in net asset value from operations	(0.59)

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$24.41

Total Return***	(2.36)%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$2,441
Ratios to average net assets:
Expenses	0.48	%†
Net investment income	3.53	%†
Portfolio turnover rate††	2	%††††

Deutsche X-trackers Regulated Utilities ETF	Year Ended May 31, 2015	For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$27.93	$25.00

Income from Investment Operations:
Net investment income**	0.92	0.88
Net realized and unrealized gain (loss)	1.10	2.81

Net increase in net asset value from operations	2.02	3.69

Distributions paid to shareholders from:
Net investment income	(0.91)	(0.76)
Net realized gains	(0.22)	—

Total distributions	(1.13)	(0.76)

Net Asset Value, end of period	$28.82	$27.93

Total Return***	7.24%	15.68	%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,645	$8,380
Ratios to average net assets:
Expenses, net of fee waiver	0.45%	0.45	%†
Expenses, prior to fee waiver	0.45%	0.47	%†
Net investment income	3.19%	3.51	%†
Portfolio turnover rate††	8%	59	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, last day reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not Annualized.

See Notes to Financial Statements.	27

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers S&P Hedged Global Infrastructure ETF	For the Period April 9, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.18
Net realized and unrealized gain (loss)	(0.15)

Net increase in net asset value from operations	0.03

Distributions paid to shareholders from:
Net investment income	—

Net Asset Value, end of period	$25.03

Total Return***	0.12%

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$3,755
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	4.84	%†
Portfolio turnover rate††	1	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, last day reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
††††	Not Annualized.

See Notes to Financial Statements.	28

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2015, the Trust consists of twenty three non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Deutsche X-trackers Regulated Utilities ETF (formerly, known as db X-trackers Regulated Utilities Fund)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged
Deutsche X-trackers Regulated Utilities ETF	DBIQ Regulated Utilities Index
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	S&P Global Infrastructure Index (USD) (Hedged) (Net TR)

The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged (the “Underlying Index”) is designed to track the performance of publicly traded real estate securities in countries other than the United States, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is comprised of global real estate securities that represent the ownership and operation of commercial or residential real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”) that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate; (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities. The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged is rebalanced monthly on the last business day of each month.

Deutsche Bank Securities Inc. is the creator of the DBIQ Underlying Index (the “Underlying Index”). The DBIQ Regulated Utilities Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. It consists of issuers of large, medium or small market capitalization from the following seven developed market countries: Australia, Belgium, Canada, Italy, Spain, the United Kingdom and the United States. The Underlying Index is a total return index, which tracks capital gains and assumes that any cash distributions are reinvested back into the Underlying Index. The composition of the DBIQ Regulated Utilities Index is ordinarily adjusted annually on the fifth business day of October.

S&P Global Infrastructure Index (USD) (Hedged) (Net TR) (the “Underlying Index”) is designed to track the performance of equity securities of infrastructure issuers in developed markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It consists of companies involved in utilities, energy and transportation infrastructure. The Underlying Index is comprised of a minimum market capitalization of approximate $581 million from issuers in the following

29

DBX ETF Trust

Notes to financial statements (Continued)

countries: Australia, Brazil, Canada, Chile, China, France, Germany, Hong Kong, Italy, Japan, Mexico, the Netherlands, New Zealand, Singapore, Spain, Switzerland, the United Kingdom and the United States. The S&P Global Infrastructure Index (USD) (Hedged) (Net TR) is rebalanced monthly on the last business day of each month.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

30

DBX ETF Trust

Notes to financial statements (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2015. For the period ended May 31, 2015, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Investment in Securities
Common Stocks*	$2,436,322	$—	$—	$2,436,322
Rights	29	—	—	29
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	54,840	—	54,840
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,215)	—	(6,215)

Total Investments	$2,436,351	$48,625	$—	$2,484,976

Deutsche X-trackers Regulated Utilities ETF

Investment in Securities
Common Stocks*	$8,577,986	$—	$—	$8,577,986
Securities Lending Collateral	244,462	—	—	244,462

Total Investments	$8,822,448	$—	$—	$8,822,448

Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Investment in Securities
Common Stocks*	$3,747,065	$—	$—	$3,747,065
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	53,226	—	53,226
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,036)	—	(5,036)

Total Investments	$3,747,065	$48,190	$—	$3,795,255

*	See Schedule of Investments for additional detailed categorizations.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from net investment income, sufficient to relieve it from all or substantially all Federal income and excise taxes. Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and Deutsche X-trackers Regulated Utilities ETF pay out dividends from net investment income to investors quarterly, and Deutsche X-trackers S&P Hedged Global Infrastructure ETF pays semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable

31

DBX ETF Trust

Notes to financial statements (Continued)

discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended May 31, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Deutsche X-trackers Regulated Utilities ETF may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Fund retain benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including but not limited to, interest rate, credit and liquidity risk associated with such investments.

32

DBX ETF Trust

Notes to financial statements (Continued)

As of May 31, 2015, Deutsche X-trackers Regulated Utilities ETF had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Derivatives

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2015, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and Deutsche X-trackers S&P Hedged Global Infrastructure ETF invested in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of May 31, 2015 is included in a table following the Funds’ Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and the Deutsche X-trackers S&P Hedged Global Infrastructure ETF had to the value of non U.S currencies during the year ended May 31, 2015.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$54,840	Unrealized depreciation on forward foreign currency contracts	$6,215

Total		$54,840	Total	$6,215

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$53,226	Unrealized depreciation on forward foreign currency contracts	$5,036

Total		$53,226	Total	$5,036

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

Forward Foreign Currency Contracts
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$(52,175)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	(41,633)

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DBX ETF Trust

Notes to financial statements (Continued)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward Foreign Currency Contracts
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$48,625
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	48,190

For the period ended May 31, 2015 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Market Value)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$(2,408,940)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	(1,844,260)

As of May 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Canadian Imperial Bank of Commerce	$43,724	$(2,190)	$—	$41,534	$2,190	$(2,190)	$—	$—
JP Morgan & Chase Co.	197	(197)	—	—	814	(197)	—	617
State Street Bank & Trust Co.	8,559	(1,270)	—	7,289	1,270	(1,270)	—	—
The Bank of New York Mellon	2,360	(1,941)	—	419	1,941	(1,941)	—	—

	$54,840	$(5,598)	$—	$49,242	$6,215	$(5,598)	$—	$617

Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Bank of Montreal	$12,001	$(1,073)	$—	$10,928	$1,073	$(1,073)	$—	$—
JP Morgan & Chase Co.	19,892	(1,578)	—	18,314	1,578	(1,578)	—	—
RBC Capital Markets	20,785	(1,545)	—	19,240	1,545	(1,545)	—	—
The Bank of New York Mellon	548	(548)	—	—	840	(548)	—	292

	$53,226	$(4,744)	$—	$48,482	$5,036	$(4,744)	$—	$292

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

The Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and the Deutsche X-trackers S&P Hedged Global Infrastructure ETF are sub-advised by TDAM USA Inc. (“TDAM”). The sub-advisors are responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and sub-advisor from time to time.

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DBX ETF Trust

Notes to financial statements (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s daily average net assets at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	0.48%
Deutsche X-trackers Regulated Utilities ETF	0.45%
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Funds paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

As of May 31, 2015, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Long-Term Capital Gains	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$21,642	$—	$(6,502)	$(78,324)	$(63,184)
Deutsche X-trackers Regulated Utilities ETF	62,840	15,441	—	1,129,223	1,207,504
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	22,804	3,983	—	(13,013)	13,774

The tax characteristics of dividends and distributions declared for the period ended May 31, 2015 were as follows:

	Period Ended May 31, 2015
Fund	Ordinary Income*	Long-Term Capital Gains
Deutsche X-trackers Regulated Utilities ETF	$289,054	$47,559

The tax characteristics of dividends and distributions declared for the period ended May 31, 2014 were as follows:

	Period Ended May 31, 2014
Fund	Ordinary Income*	Tax Exempt
Deutsche X-trackers Regulated Utilities ETF	$349,668	$—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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DBX ETF Trust

Notes to financial statements (Continued)

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2015, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF incurred and elected to defer net capital loss as follow:

Post-October Loss on Capital
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$6,502

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss) and passive foreign investment companies (“PFICs”). For the period ended May 31, 2015, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$9,030	$(9,030)
Deutsche X-trackers Regulated Utilities ETF	16	(16)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	(442)	442

As of May 31, 2015, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$2,517,937	$(81,586)	$23,365	$(104,951)
Deutsche X-trackers Regulated Utilities ETF	7,692,531	1,129,917	1,202,267	(72,350)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	3,760,501	(13,436)	47,050	(60,486)

5. Investment Portfolio Transactions

For the period ended May 31, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (1)	$2,569,249	$60,710
Deutsche X-trackers Regulated Utilities ETF	688,632	769,064
Deutsche X-trackers S&P Hedged Global Infrastructure ETF (1)	2,569,874	46,752

For the period ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers S&P Hedged Global Infrastructure ETF (1)	$1,236,925	$—

(1)	For the period April 9, 2015 through May 31, 2015.

6. Fund Share Transactions

As of May 31, 2015, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which

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DBX ETF Trust

Notes to financial statements (Continued)

under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At May 31, 2015, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	90%
Deutsche X-trackers Regulated Utilities ETF	67%
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	63%

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DBX ETF Trust

Report of independent registered public accounting firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers Dow Jones Hedged International Real Estate ETF, Deutsche X-trackers Regulated Utilities ETF and Deutsche X-trackers S&P Hedged Global Infrastructure ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers Dow Jones Hedged International Real Estate ETF, Deutsche X-trackers Regulated Utilities ETF and Deutsche X-trackers S&P Hedged Global Infrastructure ETF at May 31, 2015, the results of their operations and changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 29, 2015

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DBX ETF Trust

Officers and trustees (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Director During Past 5 Years
Independent Trustees:
J. David Officer Age: 66 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	23	Ilex Partners (Asia), LLC; Old Westbury Funds; MAN Long/Short Fund; GLG Investment Series Trust.
Stephen R. Byers Age: 61 345 Park Ave. New York, New York 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Retired. Independent Consultant — Financial Matters; Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	23	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 50 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-present); Senior Vice President and Chief Financial Officer, KBI BioPharma (2013-2014); M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010).	23	Celldex Therapeutics.
Alex Depetris Age: 35 345 Park Ave. New York, New York 10154	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	23	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.

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DBX ETF Trust

Officers and trustees (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
InterestedTrustee/Officers:*
Michael Gilligan Age: 48 345 Park Ave. New York, New York 10154	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG since 2008. Chief Financial Officer, DBX Advisors LLC, since 2010. Chief Financial Officer of Global Passive Asset Management Platform since 2012.
Fiona Bassett Age: 40 345 Park Ave. New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset and Wealth Management Platform since 2014; Managing Director, COO Global Key Projects and Integration at Deutsche Asset and Wealth Management, 2012-2014; Managing Director at Deutsche Bank AG, 2004-2012.
Frank Gecsedi Age: 47 345 Park Ave. New York, New York 10154	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

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DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

Deutsche X-trackers Regulated Utilities ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers Regulated Utilities ETF (the “Fund”) in reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

Performance of Adviser; Adviser’s Financial Resources.    The Board considered the adviser’s performance in managing the Fund, as well as other index-based portfolios, and its record at minimizing tracking error. The Board concluded that the adviser had generally been able to keep the Fund’s tracking error within an acceptable range. In addition, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

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DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Fund, and the extensive information provided by the Adviser about its current lack of profitability with respect to the Fund. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Fund. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and Deutsche X trackers S&P Hedged Global Infrastructure ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and Deutsche X-trackers S&P Hedged Global Infrastructure ETF (the “Funds”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by each Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role to be played by the Adviser in working with TDAM USA Inc. (“TDAM” or “Sub-Adviser”) to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special

42

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs. The Board also noted that the Funds’ portfolio would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser at this time, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended May 31 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Deutsche X-trackers Regulated Utilities Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2015.

	Qualified Dividend Income*	Dividends Received Deduction*
Deutsche X-trackers Regulated Utilities ETF	100%	76%

* The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$16,382	$1,665
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	17,625	2,591

44

DBX ETF Trust

Privacy policy notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

45

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including operating costs; increased competition; deregulation; effects of a national energy policy; costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Companies in the infrastructure, transportation, energy and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The funds’ use of forward currency contracts may not be successful in hedging currency exchange rates and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. These funds are non-diversified and can take larger positions in fewer issues, increasing potential risk. Performance of the funds may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

Copyright © 2015 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-038754-1 (7/15) DBX 1503 (7/16)

May 31, 2015

Annual Report

DBX ETF Trust

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our three flagship ETFs tracking China’s equity market for the period ending May 31, 2015.

Global financial markets have, in the past twelve months, seen increasing central bank intervention, uneven economic growth, rising geopolitical conflicts and sharp adjustments in the commodities markets. And yet, China’s equity markets have delivered an unprecedented positive performance against this sluggish global backdrop. Targeted financial reforms have taken center stage in Beijing’s policy making, as it made significant progress toward liberalizing its financial markets. The impact has been evident as investor sentiment improved and equity markets rallied. Of course, these returns were achieved during market conditions that were extremely favorable for Chinese stocks generally; those conditions and returns should not be expected in the future. Pursuing those levels of return involves accepting increased risk of volatility.

China has transitioned to the idea of slower but more sustainable economic growth with quicker and more meaningful reforms. The country has implemented several financial liberalization reforms to reorient its macro policy and regulatory environment toward a financially open economy with a fully convertible Renminbi (RMB). On the fiscal front, China made a major breakthrough in the second half of 2014 by laying out a clear roadmap for significant budget management reforms and strong local government debt management. In addition, it continued to relax control over foreigners’ access to domestic capital markets by opening up China’s A-share market to global investors via the Shanghai-Hong Kong Stock Connect which got underway in November.

The slowdown in China’s Gross Domestic Product (GDP) growth was the story of the year, with GDP growth dropping to 7% year on year in March 2015. Major economic indicators also remained weak for most of the year. The increasing trade surplus has also put growth at risk, reflecting anemic domestic demand. The People’s Bank of China (PBoC), however, rolled out several aggressive monetary policy reforms, cutting interest rates three times in the past six months. Weak commodity prices meant the PBoC had ample room to provide further stimulus while inflation was low. The central bank also raised the ceiling for deposit rates to 1.5 times the benchmark level, the biggest increase since it began liberalizing its interest rates in 2012.

While the slowdown in China has added to global growth worries, the rapid rise in China’s equity markets continued despite soft economic data, indicating that they are primarily driven by expectations of monetary easing and increased liquidity.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

1

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2

DBX ETF Trust

Management’s discussion of fund performance (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (“ASHR”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (“ASHR Index”). The ASHR Index which is composed of the 300 largest and most liquid stocks in the China A-Share market is designed to reflect the price fluctuation and performance of the China A-Share market. For the 12-month period ended May 31, 2015, ASHR returned 127.82%, compared with the ASHR Index return of 131.33%.

With China easing restrictions on investing in its capital markets, global investors now have the access to one of the world’s fastest growing economies through a direct exposure to China’s A-Share market. All ten sectors in the ASHR Index contributed positive returns. Financials led the way, delivering more than one-third of Index’s returns. Industrials and Consumer Discretionary were the second- and third-largest contributors, respectively. Energy, representing less than 5% of the ASHR Index, was the lowest contributor to returns due to falling crude prices.

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (“ASHS”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (“ASHS Index”). The ASHS Index tracks 500 small cap companies listed on the Shanghai and Shenzhen stock exchanges. For the 12-month period ended May 31, 2015, ASHS returned 155.99%, compared with the ASHS Index return of 164.02%.
Markets in China performed positively in the twelve months ended May 31, 2015. All ten sectors in the ASHS Index contributed positive returns. Industrials and Information Technology, with an average allocation of more than 30% of the Index, were the largest positive contributors. Consumer Discretionary and Materials also contributed positively to index performance.

Deutsche X-trackers MSCI All China Equity ETF

The Deutsche X-trackers MSCI All China Equity ETF (“CN”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI All China Index (“CN Index”). The CN Index is designed to capture large and mid cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The CN Index includes: A-shares, H-shares, B-shares, Red chips, and P chips share classes as well as securities of Chinese companies listed in the U.S. and Singapore. CN, using a passive approach, attempts to approximate the performance of the CN Index. CN gains exposure to the China A-share components of the CN Index by investing in the Deutsche X-trackers Harvest CSI 300 China A-Shares Fund (ASHR) and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS). For the 12-month period ended May 31, 2015, CN returned 82.48%, compared with the CN Index return of 84.44%.

A-shares, which averaged more than half of the CN Index during the twelve months ended May 31, 2015, contributed over 75% of the total returns. The CN Index benefited from positive contributions from all the sectors during the reporting period. Financials, which comprised one-third of the weight of the CN Index, was the largest contributor to the positive performance. Industrials, Information Technology and Consumer Discretionary, which averaged more than one-third of the CN Index, also made significant contribution towards index performance.

Terms to Know

Chinese Securities: A-Shares are issued by companies incorporated in mainland China and are traded in RMB on the Shenzhen and Shanghai Stock Exchanges. H-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in HKD on the Hong Kong Stock Exchange and other foreign exchanges. B-Shares are equity securities issued by companies incorporated in China and are denominated and traded in U.S. dollars and Hong Kong dollars (“HKD”) on the Shanghai and Shenzhen Stock Exchanges, respectively. Red chips and P chips are equity securities issued by companies incorporated outside of mainland China and listed on the Hong Kong Stock Exchange.

*************************

3

DBX ETF Trust

Management’s discussion of fund performance (Unaudited) (Continued)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. See pages 6-11 of this report for additional performance information, including performance data based on market value.

The Funds’ returns were achieved during market conditions that have been favorable for Chinese stocks. Those conditions may not continue and investors should not expect those levels of return in the future. Pursuing these levels of return involves accepting increased risk of volatility of return.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

4

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5

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	CSI 300 Index
One Year	127.82%	125.96%	131.33%
Since Inception[1]	55.78%	55.77%	58.15%

Cumulative Total Returns
	Net Asset Value	Market Price	CSI 300 Index
One Year	127.82%	125.96%	131.33%
Since Inception[1]	100.30%	100.29%	105.11%

1 Total returns are calculated based on the commencement of operations, 11/6/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 4, 2015, was 0.80%.

The Funds’ returns were achieved during market conditions that have been favorable for Chinese stocks. Those conditions may not continue and investors should not expect those levels of return in the future. Pursuing these levels of return involves accepting increased risk of volatility of return.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations, 11/6/13.

Sector Breakdown* as of 5/31/15

Financial	35.7%
Industrial	20.0%
Consumer, Cyclical	11.4%
Consumer, Non-cyclical	11.0%
Basic Materials	6.1%
Communications	4.9%
Technology	4.0%
Utilities	3.0%
Energy	2.8%
Diversified	1.1%

Total	100.0%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd., Class A	3.4%
China Merchants Bank Co. Ltd., Class A	2.3%
China Minsheng Banking Corp. Ltd., Class A	2.0%
CITIC Securities Co. Ltd., Class A	1.8%
Haitong Securities Co. Ltd., Class A	1.6%
CSR Corp. Ltd., Class A	1.6%
Industrial Bank Co. Ltd., Class A	1.6%
Shanghai Pudong Development Bank Co. Ltd., Class A	1.4%
Gree Electric Appliances, Inc. of Zhuhai, Class A	1.3%
China Vanke Co. Ltd., Class A	1.2%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

7

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	CSI 500 Index
One Year	155.99%	157.44%	164.02%
Since Inception[1]	155.81%	155.96%	164.31%

Cumulative Total Returns
	Net Asset Value	Market Price	CSI 500 Index
One Year	155.99%	157.44%	164.02%
Since Inception[1]	163.16%	163.31%	172.17%

1 Total returns are calculated based on the commencement of operations, 5/21/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 4, 2015, was 0.80%.

The Funds’ returns were achieved during market conditions that have been favorable for Chinese stocks. Those conditions may not continue and investors should not expect those levels of return in the future. Pursuing these levels of return involves accepting increased risk of volatility of return.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations, 5/21/14.

Sector Breakdown* as of 5/31/15

Industrial	28.4%
Consumer, Non-cyclical	17.6%
Consumer, Cyclical	13.2%
Financial	10.0%
Basic Materials	9.1%
Technology	8.7%
Communications	5.9%
Utilities	2.9%
Energy	2.7%
Diversified	1.5%

Total	100.0%

Top Ten Equity Holdings as of 5/31/15

Description	% of Net Assets
East Money Information Co. Ltd., Class A	1.6%
Wonders Information Co. Ltd., Class A	0.9%
Eternal Asia Supply Chain Management Ltd., Class A	0.8%
Founder Technology Group Corp., Class A	0.5%
Shanghai Tunnel Engineering Co. Ltd., Class A	0.5%
Beijing Teamsun Technology Co. Ltd., Class A	0.5%
Da An Gene Co. Ltd. Sun Yat-Sen University, Class A	0.5%
Songcheng Performance Development Co. Ltd., Class A	0.5%
Greatwall Information Industry Co. Ltd., Class A	0.5%
NavInfo Co. Ltd., Class A	0.4%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

9

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI All China Equity ETF (CN)

The Deutsche X-trackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI All China Index (the “Underlying Index”). The Underlying Index is designed to capture large and mid cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The Underlying Index includes: A-shares, H-shares, B-shares, Red chips, and P chips along with China securities (including American Depository Receipts) that are listed on the NYSE Euronext (New York), the NASDAQ, the New York AMEX and the Singapore exchanges. The Fund, using a passive approach or indexing approach, attempts to approximate the performance of the Underlying Index. CN expects to gain exposure to the China A-share components of the Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS), affiliated funds subadvised by Harvest Global Investments Limited.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI All China Index
One Year	82.48%	82.69%	84.44%
Since Inception[1]	77.10%	77.10%	78.57%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI All China Index
One Year	82.48%	82.69%	84.44%
Since Inception[1]	86.20%	86.20%	87.88%

1 Total returns are calculated based on the commencement of operations, 4/30/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 4, 2015, was 1.00%. This expense ratio includes net expenses of the affiliated funds in which CN invests.

The Funds’ returns were achieved during market conditions that have been favorable for Chinese stocks. Those conditions may not continue and investors should not expect those levels of return in the future. Pursuing these levels of return involves accepting increased risk of volatility of return.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers MSCI All China Equity ETF (CN) (Continued)

Growth of an Assumed $10,000 Investment

2 Based on Net Asset Value from commencement of operations, 4/30/14.

Sector Breakdown* as of 5/31/15

Financial	31.9%
Industrial	16.3%
Communications	13.8%
Consumer, Non-cyclical	10.1%
Consumer, Cyclical	9.4%
Basic Materials	5.0%
Energy	4.8%
Technology	4.4%
Utilities	3.2%
Diversified	1.1%

Total	100.0%

Top Ten Equity and ETF Holdings as of 5/31/15

Description	% of Net Assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	47.6%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	16.7%
Tencent Holdings Ltd.	3.0%
China Construction Bank Corp., Class H	2.5%
China Mobile Ltd.	2.3%
Industrial & Commercial Bank of China Ltd., Class H	1.9%
Alibaba Group Holding Ltd., ADR	1.6%
Baidu, Inc., ADR	1.6%
Bank of China Ltd., Class H	1.5%
Ping An Insurance Group Co. of China Ltd., Class H	1.1%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

11

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Deutsche X-trackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Deutsche X-trackers MSCI All China Equity ETF invests. These expenses are not included in Deutsche X-trackers MSCI All China Equity ETF’s annualized expense ratio used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. In the most recent six-month period, Deutsche X-trackers MSCI All China Equity ETF limited these expenses; had it not done so, expenses would have been higher.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,702.09	0.80%	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,853.23	0.80%	$5.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03
Deutsche X-trackers MSCI All China Equity ETF*
Actual	$1,000.00	$1,482.00	0.24%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	0.24%	$1.21

(1) Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

* The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

12

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 98.9%
Basic Materials — 6.0%
Aluminum Corp. of China Ltd., Class A*(a)	492,844	$703,665
Aluminum Corp. of China Ltd., Class A*(a)	2,365,460	3,377,321
Angang Steel Co. Ltd., Class A	768,700	869,337
Baoshan Iron & Steel Co. Ltd., Class A (a)	403,200	540,549
Baoshan Iron & Steel Co. Ltd., Class A (a)	3,274,867	4,390,440
China Hainan Rubber Industry Group Co. Ltd., Class A (a)	94,400	181,383
China Hainan Rubber Industry Group Co. Ltd., Class A (a)	841,000	1,615,925
China Minmetals Rare Earth Co. Ltd., Class A*	439,425	2,507,455
China Molybdenum Co. Ltd., Class A*(a)	18,600	45,671
China Molybdenum Co. Ltd., Class A*(a)	151,235	371,347
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	178,358	656,344
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	1,445,911	5,320,841
Hebei Iron & Steel Co. Ltd., Class A	3,157,700	2,572,620
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A (a)	43,105	192,559
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A (a)	367,003	1,639,479
Inner Mongolia Yili Energy Co. Ltd., Class A (a)	555,036	1,309,127
Inner Mongolia Yili Energy Co. Ltd., Class A (a)	68,190	160,835
Inner Mongolian Baotou Steel Union Co. Ltd., Class A (a)	657,100	673,160
Inner Mongolian Baotou Steel Union Co. Ltd., Class A (a)	5,321,000	5,451,053
Jiangxi Copper Co. Ltd., Class A (a)	558,326	2,239,249
Jiangxi Copper Co. Ltd., Class A (a)	68,200	273,526
Jinduicheng Molybdenum Co. Ltd., Class A (a)	649,786	1,466,565
Jinduicheng Molybdenum Co. Ltd., Class A (a)	80,600	181,914
Kingenta Ecological Engineering Group Co. Ltd., Class A	460,866	2,119,753
Kingfa Sci & Tech Co. Ltd., Class A (a)	1,020,057	2,432,273
Kingfa Sci & Tech Co. Ltd., Class A (a)	124,000	295,672
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	3,039,400	2,422,302
Qinghai Salt Lake Industry Co. Ltd., Class A	480,534	2,367,590
Shandong Gold Mining Co. Ltd., Class A (a)	416,660	1,919,116
Shandong Gold Mining Co. Ltd., Class A (a)	55,900	257,473
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,032,600	1,249,415

	Number of Shares	Value
Basic Materials (Continued)
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	984,992	$3,289,398
Sinopec Shanghai Petrochemical Co. Ltd., Class A (a)	1,463,603	2,023,567
Sinopec Shanghai Petrochemical Co. Ltd., Class A (a)	171,100	236,562
Tongling Nonferrous Metals Group Co. Ltd., Class A*	581,444	2,195,145
Wanhua Chemical Group Co. Ltd., Class A (a)	86,780	377,304
Wanhua Chemical Group Co. Ltd., Class A (a)	768,999	3,343,474
Western Mining Co. Ltd., Class A*(a)	155,000	279,818
Western Mining Co. Ltd., Class A*(a)	1,284,300	2,318,515
Xiamen Tungsten Co. Ltd., Class A (a)	288,521	1,459,711
Xiamen Tungsten Co. Ltd., Class A (a)	35,040	177,277
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A (a)	664,463	1,660,488
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A (a)	80,420	200,969
Yunnan Copper Co. Ltd., Class A*	517,652	1,777,980
Yunnan Tin Co. Ltd., Class A*	598,166	2,372,978
Zhejiang Longsheng Group Co. Ltd., Class A (a)	754,154	4,169,534
Zhejiang Longsheng Group Co. Ltd., Class A (a)	93,640	517,713
Zhongjin Gold Co. Ltd., Class A (a)	117,980	276,368
Zhongjin Gold Co. Ltd., Class A (a)	976,133	2,286,594
Zijin Mining Group Co. Ltd., Class A (a)	5,078,300	5,710,374
Zijin Mining Group Co. Ltd., Class A (a)	126,000	141,683

		84,619,411

Communications — 4.8%
Beijing Xinwei Telecom Technology Group Co. Ltd., Class A*	97,474	918,679
Chengdu B-Ray Media Co. Ltd., Class A (a)	55,800	143,225
Chengdu B-Ray Media Co. Ltd., Class A (a)	412,788	1,059,524
China South Publishing & Media Group Co. Ltd., Class A (a)	52,631	232,991
China South Publishing & Media Group Co. Ltd., Class A (a)	485,916	2,151,090
China Spacesat Co. Ltd., Class A (a)	396,938	4,705,494
China Spacesat Co. Ltd., Class A (a)	49,255	583,892
China United Network Communications Ltd., Class A*(a)	5,652,901	7,824,779
China United Network Communications Ltd., Class A*(a)	694,600	961,469
CITIC Guoan Information Industry Co. Ltd., Class A	708,685	2,602,189
Dr Peng Telcom & Media Group Co. Ltd., Class A (a)	82,464	555,968
Dr Peng Telcom & Media Group Co. Ltd., Class A (a)	751,747	5,068,244
Fiberhome Telecommunication Technologies Co. Ltd., Class A (a)	32,200	179,273

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Communications (Continued)
Fiberhome Telecommunication Technologies Co. Ltd., Class A (a)	330,227	$1,838,531
Guangdong Advertising Co. Ltd., Class A	533,986	2,627,502
Guangzhou Haige Communication Group, Inc. Co., Class A	606,200	4,058,611
Huawen Media Investment Corp., Class A	880,744	2,955,469
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	535,492	3,705,292
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (a)	501,760	1,586,593
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (a)	60,983	192,832
Jishi Media Co. Ltd., Class A*(a)	611,983	1,644,856
Jishi Media Co. Ltd., Class A*(a)	74,400	199,968
People.cn Co. Ltd., Class A (a)	24,800	281,908
People.cn Co. Ltd., Class A (a)	182,929	2,079,403
Searainbow Holding Corp., Class A*	534,998	5,385,799
Shenzhen Aisidi Co. Ltd., Class A	133,301	444,516
Wangsu Science & Technology Co., Ltd., Class A	331,109	2,917,135
Wasu Media Holding Co. Ltd., Class A*	52,900	431,410
Zhe Jiang Daily Media Group Co. Ltd., Class A (a)	400,000	1,615,875
Zhe Jiang Daily Media Group Co. Ltd., Class A (a)	49,600	200,368
Zhejiang Huace Film & TV Co. Ltd., Class A	304,772	1,705,169
ZTE Corp., Class A	1,483,578	7,390,963

		68,249,017

Consumer, Cyclical — 11.3%
Air China Ltd., Class A (a)	1,129,501	2,039,060
Air China Ltd., Class A (a)	140,200	253,100
AVIC Aero-Engine Controls Co. Ltd., Class A	27,600	180,690
Beijing Enlight Media Co. Ltd., Class A	336,400	2,299,471
Beiqi Foton Motor Co. Ltd., Class A (a)	136,400	206,410
Beiqi Foton Motor Co. Ltd., Class A (a)	1,136,100	1,719,225
BesTV New Media Co. Ltd., Class A (a)	826,515	8,864,518
BesTV New Media Co. Ltd., Class A (a)	68,323	732,776
Byd Co. Ltd., Class A	346,331	4,246,375
China Avionics Systems Co. Ltd., Class A (a)	42,000	293,936
China Avionics Systems Co. Ltd., Class A (a)	359,286	2,514,451
China Eastern Airlines Corp. Ltd., Class A*(a)	1,670,100	2,368,344
China Eastern Airlines Corp. Ltd., Class A*(a)	210,500	298,507
China International Travel Service Corp. Ltd., Class A (a)	955	10,464
China International Travel Service Corp. Ltd., Class A (a)	288,494	3,161,184
China Southern Airlines Co. Ltd., Class A (a)	285,900	458,473

	Number of Shares	Value
Consumer, Cyclical (Continued)
China Southern Airlines Co. Ltd., Class A (a)	2,337,100	$3,747,806
Chongqing Changan Automobile Co. Ltd., Class A*	1,682,000	5,847,721
FAW CAR Co. Ltd., Class A	605,100	2,219,888
Fuyao Glass Industry Group Co. Ltd., Class A (a)	939,799	2,491,070
Fuyao Glass Industry Group Co. Ltd., Class A (a)	115,527	306,221
Great Wall Motor Co. Ltd., Class A (a)	31,000	231,456
Great Wall Motor Co. Ltd., Class A (a)	272,737	2,036,342
Guangdong Alpha Animation and Culture Co. Ltd., Class A*	129,181	1,579,307
Hainan Airlines Co. Ltd., Class A*(a)	444,800	386,065
Hainan Airlines Co. Ltd., Class A*(a)	3,965,200	3,441,603
Haining China Leather Market Co. Ltd., Class A	415,522	1,689,305
Heilan Home Co. Ltd., Class A (a)	356,540	899,618
Heilan Home Co. Ltd., Class A (a)	44,400	112,030
Hisense Electric Co. Ltd., Class A (a)	531,244	2,745,139
Hisense Electric Co. Ltd., Class A (a)	62,000	320,377
Huayi Brothers Media Corp., Class A	659,700	4,484,917
Huayu Automotive Systems Co. Ltd., Class A (a)	72,733	249,229
Huayu Automotive Systems Co. Ltd., Class A (a)	699,762	2,397,829
Hubei Energy Group Co. Ltd., Class A	1,322,400	2,779,845
Liaoning Cheng Da Co. Ltd., Class A*(a)	811,900	4,242,549
Liaoning Cheng Da Co. Ltd., Class A*(a)	101,077	528,173
Midea Group Co. Ltd., Class A	1,603,017	9,568,707
Minmetals Development Co. Ltd., Class A (a)	37,200	159,759
Minmetals Development Co. Ltd., Class A (a)	286,066	1,228,535
Pang Da Automobile Trade Co. Ltd., Class A*(a)	876,301	1,822,299
Pang Da Automobile Trade Co. Ltd., Class A*(a)	105,400	219,183
Qingdao Haier Co. Ltd., Class A (a)	1,008,875	4,777,040
Qingdao Haier Co. Ltd., Class A (a)	123,945	586,881
SAIC Motor Corp. Ltd., Class A (a)	272,694	1,054,965
SAIC Motor Corp. Ltd., Class A (a)	2,223,560	8,602,238
Shanghai Bailian Group Co. Ltd., Class A (a)	522,086	1,777,206
Shanghai Bailian Group Co. Ltd., Class A (a)	52,000	177,011
Shanghai Jahwa United Co. Ltd., Class A (a)	357,584	2,725,219
Shanghai Jahwa United Co. Ltd., Class A (a)	43,400	330,760
Shanghai Pharmaceuticals Holding Co. Ltd., Class A*(a)	641,901	2,792,945
Shanghai Pharmaceuticals Holding Co. Ltd., Class A*(a)	80,600	350,695

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Consumer, Cyclical (Continued)
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A (a)	186,651	$1,148,784
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A (a)	24,708	152,071
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A (a)	670,551	2,153,855
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A (a)	77,954	250,394
Shenzhen MTC Co. Ltd., Class A*	435,888	995,050
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	2,706,340	5,125,826
Sichuan Changhong Electric Co. Ltd., Class A (a)	2,504,900	3,422,845
Sichuan Changhong Electric Co. Ltd., Class A (a)	303,711	415,009
Suning Commerce Group Co. Ltd., Class A	3,301,386	9,869,272
TCL Corp., Class A	6,368,200	6,575,217
Wanxiang Qianchao Co. Ltd., Class A	846,370	2,707,674
Weichai Power Co. Ltd., Class A	788,209	3,916,567
Weifu High-Technology Group Co. Ltd., Class A	441,295	2,471,138
Xiamen C & D, Inc., Class A (a)	1,144,611	3,316,482
Xiamen C & D, Inc., Class A (a)	138,800	402,169
Youngor Group Co. Ltd., Class A*(a)	1,045,700	3,812,668
Youngor Group Co. Ltd., Class A*(a)	126,000	459,401
Zhengzhou Yutong Bus Co. Ltd., Class A (a)	111,489	409,911
Zhengzhou Yutong Bus Co. Ltd., Class A (a)	884,547	3,252,210

		159,413,460

Consumer, Non-cyclical — 10.9%
Aier Eye Hospital Group Co. Ltd., Class A*	198,809	1,612,988
Beijing Dabeinong Technology Group Co. Ltd., Class A	898,003	2,607,737
Beijing SL Pharmaceutical Co. Ltd., Class A	204,751	2,147,102
Beijing Tongrentang Co. Ltd., Class A (a)	55,800	345,143
Beijing Tongrentang Co. Ltd., Class A (a)	438,604	2,712,927
Beijing Yanjing Brewery Co. Ltd., Class A*	1,059,117	1,923,958
Beingmate Baby & Child Food Co. Ltd., Class A*	484,072	1,905,518
BlueFocus Communication Group Co. Ltd., Class A*	441,800	2,811,098
Bright Dairy & Food Co. Ltd., Class A (a)	1,600	6,935
Bright Dairy & Food Co. Ltd., Class A (a)	467,041	2,024,321
By-health Co. Ltd., Class A	217,200	1,604,866
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	305,004	1,654,801
Dong-E-E-Jiao Co. Ltd., Class A	394,877	3,694,267

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A (a)	24,320	$140,698
Foshan Haitian Flavouring & Food Co. Ltd., Class A (a)	177,307	1,025,769
Gansu Yasheng Industrial Group Co. Ltd., Class A (a)	1,051,250	2,018,210
Gansu Yasheng Industrial Group Co. Ltd., Class A (a)	123,866	237,800
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A (a)	73,100	302,731
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A (a)	625,229	2,589,276
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	43,400	294,911
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	362,374	2,462,401
Harbin Pharmaceutical Group Co. Ltd., Class A (a)	607,200	1,196,082
Harbin Pharmaceutical Group Co. Ltd., Class A (a)	80,600	158,768
Henan Shuanghui Investment & Development Co. Ltd., Class A	744,060	3,009,371
Huadong Medicine Co. Ltd., Class A	163,706	2,007,204
Hualan Biological Engineering, Inc., Class A	226,702	2,220,754
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (a)	4,174,654	13,570,909
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (a)	500,828	1,628,085
Jiangsu Hengrui Medicine Co. Ltd., Class A*(a)	525,524	5,320,099
Jiangsu Hengrui Medicine Co. Ltd., Class A*(a)	61,873	626,366
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	239,289	3,613,752
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	568,425	3,575,525
Jointown Pharmaceutical Group Co. Ltd., Class A (a)	24,800	117,508
Jointown Pharmaceutical Group Co. Ltd., Class A (a)	223,670	1,059,803
Kangmei Pharmaceutical Co. Ltd., Class A (a)	98,261	641,229
Kangmei Pharmaceutical Co. Ltd., Class A (a)	1,053,187	6,872,859
Kweichow Moutai Co. Ltd., Class A (a)	36,977	1,573,871
Kweichow Moutai Co. Ltd., Class A (a)	302,835	12,889,725
Lepu Medical Technology Beijing Co. Ltd., Class A*	68,000	504,638
Luzhou Laojiao Co. Ltd., Class A	529,524	2,153,634
MeiHua Holdings Group Co. Ltd., Class A (a)	127,916	230,924
MeiHua Holdings Group Co. Ltd., Class A (a)	1,039,885	1,877,279
New Hope Liuhe Co. Ltd., Class A	468,441	1,663,368
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	870,754	4,784,687

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	85,427	$469,411
Shanghai International Port Group Co. Ltd., Class A (a)	1,654,500	2,474,343
Shanghai International Port Group Co. Ltd., Class A (a)	210,053	314,139
Shanghai RAAS Blood Products Co. Ltd., Class A	194,322	2,061,879
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (a)	178,050	660,094
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (a)	18,600	68,957
Shenzhen Agricultural Products Co. Ltd., Class A	1,024,619	4,016,817
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	187,145	1,293,123
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	244,545	1,372,940
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	355,364	1,547,927
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	282,812	2,044,039
Tasly Pharmaceutical Group Co. Ltd., Class A (a)	49,598	441,609
Tasly Pharmaceutical Group Co. Ltd., Class A (a)	449,953	4,006,277
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (a)	553,537	2,664,765
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (a)	64,800	311,952
Tsingtao Brewery Co. Ltd., Class A (a)	232,211	1,846,899
Tsingtao Brewery Co. Ltd., Class A (a)	30,975	246,361
Wuliangye Yibin Co. Ltd., Class A	1,413,685	6,119,088
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	171,455	872,972
Yantai Changyu Pioneer Wine Co. Ltd., Class A	102,491	830,874
Yonghui Superstores Co. Ltd., Class A*(a)	158,100	366,524
Yonghui Superstores Co. Ltd., Class A*(a)	1,309,270	3,035,284
Yunnan Baiyao Group Co. Ltd., Class A*	406,612	4,918,572
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (a)	6,115	197,947
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (a)	53,185	1,721,637
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A (a)	37,200	147,036
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A (a)	359,873	1,422,423
Zhejiang NHU Co. Ltd., Class A*	411,264	1,566,499
Zhejiang Yasha Decoration Co. Ltd., Class A	268,564	1,717,492

		154,177,777

	Number of Shares	Value
Diversified — 1.1%
AVIC Capital Co. Ltd., Class A (a)	878,650	$3,665,708
AVIC Capital Co. Ltd., Class A (a)	124,000	517,325
China Baoan Group Co. Ltd., Class A	953,900	3,111,698
Humanwell Healthcare Group Co. Ltd., Class A (a)	365,568	2,691,114
Humanwell Healthcare Group Co. Ltd., Class A (a)	38,400	282,680
Zhejiang China Commodities City Group Co. Ltd., Class A (a)	1,803,298	4,183,500
Zhejiang China Commodities City Group Co. Ltd., Class A (a)	192,900	447,512

		14,899,537

Energy — 2.8%
China Coal Energy Co. Ltd., Class A*(a)	148,800	197,808
China Coal Energy Co. Ltd., Class A*(a)	1,233,100	1,639,226
China Oilfield Services Ltd., Class A (a)	49,561	201,170
China Oilfield Services Ltd., Class A (a)	392,362	1,592,616
China Petroleum & Chemical Corp., Class A (a)	521,600	606,717
China Petroleum & Chemical Corp., Class A (a)	4,240,215	4,932,153
China Shenhua Energy Co. Ltd., Class A (a)	164,800	546,630
China Shenhua Energy Co. Ltd., Class A (a)	1,309,600	4,343,854
Guanghui Energy Co. Ltd., Class A*(a)	2,077,089	3,786,578
Guanghui Energy Co. Ltd., Class A*(a)	242,100	441,353
Guizhou Panjiang Refined Coal Co. Ltd., Class A (a)	327,870	668,593
Guizhou Panjiang Refined Coal Co. Ltd., Class A (a)	43,400	88,501
Jizhong Energy Resources Co. Ltd., Class A	615,209	966,707
Offshore Oil Engineering Co. Ltd., Class A (a)	1,173,500	2,502,811
Offshore Oil Engineering Co. Ltd., Class A (a)	142,794	304,547
PetroChina Co. Ltd., Class A (a)	2,548,106	4,900,125
PetroChina Co. Ltd., Class A (a)	394,395	758,440
Shaanxi Coal Industry Co. Ltd., Class A (a)	317,200	538,859
Shaanxi Coal Industry Co. Ltd., Class A (a)	43,165	73,329
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*(a)	74,400	156,638
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*(a)	620,535	1,306,442
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,172,004	1,699,817
Wintime Energy Co. Ltd., Class A*(a)	164,000	232,566
Wintime Energy Co. Ltd., Class A*(a)	1,592,940	2,258,924
Yang Quan Coal Industry Group Co. Ltd., Class A (a)	791,604	1,333,282
Yang Quan Coal Industry Group Co. Ltd., Class A (a)	99,139	166,978

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Energy (Continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	318,823	$2,281,165
Yanzhou Coal Mining Co. Ltd., Class A (a)	252,938	590,468
Yanzhou Coal Mining Co. Ltd., Class A (a)	31,600	73,768

		39,190,065

Financial — 35.3%
Agricultural Bank of China Ltd., Class A (a)	17,430,470	10,235,849
Agricultural Bank of China Ltd., Class A (a)	2,168,000	1,273,134
Bank of Beijing Co. Ltd., Class A (a)	503,700	1,034,460
Bank of Beijing Co. Ltd., Class A (a)	4,260,846	8,750,596
Bank of China Ltd., Class A (a)	1,856,000	1,296,520
Bank of China Ltd., Class A (a)	15,403,200	10,759,999
Bank of Communications Co. Ltd., Class A (a)	1,286,900	1,415,933
Bank of Communications Co. Ltd., Class A (a)	10,557,452	11,616,008
Bank of Nanjing Co. Ltd., Class A (a)	146,525	448,664
Bank of Nanjing Co. Ltd., Class A (a)	1,195,015	3,659,174
Bank of Ningbo Co. Ltd., Class A	741,949	2,261,098
Changjiang Securities Co. Ltd., Class A	2,435,200	6,776,994
China CITIC Bank Corp. Ltd., Class A (a)	1,981,300	2,362,153
China CITIC Bank Corp. Ltd., Class A (a)	259,900	309,859
China Construction Bank Corp., Class A (a)	785,400	807,130
China Construction Bank Corp., Class A (a)	6,451,000	6,629,486
China Everbright Bank Co. Ltd., Class A (a)	13,168,900	10,983,821
China Everbright Bank Co. Ltd., Class A (a)	1,629,300	1,358,955
China Fortune Land Development Co. Ltd., Class A (a)	701,502	3,012,662
China Fortune Land Development Co. Ltd., Class A (a)	86,642	372,092
China Life Insurance Co. Ltd., Class A (a)	135,978	773,507
China Life Insurance Co. Ltd., Class A (a)	1,102,396	6,270,950
China Merchants Bank Co. Ltd., Class A (a)	10,926,705	31,853,764
China Merchants Bank Co. Ltd., Class A (a)	1,351,496	3,939,910
China Merchants Property Development Co. Ltd., Class A	778,259	4,158,742
China Merchants Securities Co. Ltd., Class A (a)	189,065	924,813
China Merchants Securities Co. Ltd., Class A (a)	1,592,157	7,788,046
China Minsheng Banking Corp. Ltd., Class A (a)	2,220,188	3,588,979

	Number of Shares	Value
Financial (Continued)
China Minsheng Banking Corp. Ltd., Class A (a)	17,941,513	$29,002,817
China Pacific Insurance Group Co. Ltd., Class A (a)	2,111,576	10,979,446
China Pacific Insurance Group Co. Ltd., Class A (a)	257,891	1,340,941
China Vanke Co. Ltd., Class A*	7,226,800	16,730,593
CITIC Securities Co. Ltd., Class A (a)	5,224,832	25,599,443
CITIC Securities Co. Ltd., Class A (a)	644,976	3,160,107
Financial Street Holdings Co. Ltd., Class A	1,779,928	3,632,506
Founder Securities Co. Ltd., Class A*(a)	335,000	744,204
Founder Securities Co. Ltd., Class A*(a)	2,744,142	6,096,126
Gemdale Corp., Class A (a)	3,022,142	6,474,800
Gemdale Corp., Class A (a)	365,970	784,074
GF Securities Co. Ltd., Class A	2,219,217	9,247,782
Guoyuan Securities Co. Ltd., Class A	734,701	3,911,452
Haitong Securities Co. Ltd., Class A (a)	663,442	2,757,162
Haitong Securities Co. Ltd., Class A (a)	5,372,000	22,325,195
Huatai Securities Co. Ltd., Class A (a)	1,849,628	8,719,227
Huatai Securities Co. Ltd., Class A (a)	229,292	1,080,892
Huaxia Bank Co. Ltd., Class A (a)	365,737	886,242
Huaxia Bank Co. Ltd., Class A (a)	2,952,900	7,155,369
Industrial & Commercial Bank of China Ltd., Class A (a)	1,513,700	1,238,115
Industrial & Commercial Bank of China Ltd., Class A (a)	12,306,426	10,065,916
Industrial Bank Co. Ltd., Class A (a)	936,313	2,717,475
Industrial Bank Co. Ltd., Class A (a)	7,589,793	22,027,971
Industrial Securities Co. Ltd., Class A (a)	2,449,812	6,339,434
Industrial Securities Co. Ltd., Class A (a)	297,600	770,106
Luxin Venture Capital Group Co. Ltd., Class A (a)	150,307	1,326,901
Luxin Venture Capital Group Co. Ltd., Class A (a)	18,200	160,669
New China Life Insurance Co. Ltd., Class A (a)	565,421	5,364,590
New China Life Insurance Co. Ltd., Class A (a)	65,884	625,093
Northeast Securities Co. Ltd., Class A*	878,321	3,287,416
Ping An Bank Co. Ltd., Class A	5,169,799	12,777,498
Ping An Insurance Group Co. of China Ltd., Class A (a)	421,523	5,810,264
Ping An Insurance Group Co. of China Ltd., Class A (a)	3,432,563	47,314,380
Poly Real Estate Group Co. Ltd., Class A*(a)	527,200	1,027,438
Poly Real Estate Group Co. Ltd., Class A*(a)	4,329,896	8,438,355
RiseSun Real Estate Development Co. Ltd., Class A	433,870	1,438,417
Sealand Securities Co. Ltd., Class A	690,793	2,179,868

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Financial (Continued)
Shanghai Chengtou Holding Co. Ltd., Class A	671,284	$1,444,650
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (a)	277,599	2,537,958
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (a)	30,444	278,335
Shanghai Pudong Development Bank Co. Ltd., Class A (a)	917,360	2,521,871
Shanghai Pudong Development Bank Co. Ltd., Class A (a)	7,427,716	20,419,179
Shanxi Securities Co. Ltd., Class A	761,500	2,898,086
Shenwan Hongyuan Group Co. Ltd., Class A*	3,295,165	9,941,048
Sinolink Securities Co. Ltd., Class A (a)	1,328,100	5,742,209
Sinolink Securities Co. Ltd., Class A (a)	159,316	688,823
SooChow Securities Co. Ltd., Class A*(a)	903,182	3,900,650
SooChow Securities Co. Ltd., Class A*(a)	106,150	458,439
Southwest Securities Co. Ltd., Class A*(a)	761,900	2,892,233
Southwest Securities Co. Ltd., Class A*(a)	93,000	353,035
Western Securities Co. Ltd., Class A	312,604	3,164,116
Xinhu Zhongbao Co. Ltd., Class A (a)	198,400	276,867
Xinhu Zhongbao Co. Ltd., Class A (a)	1,586,800	2,214,378

		497,933,459

Industrial — 19.7%
Anhui Conch Cement Co. Ltd., Class A (a)	1,346,848	5,556,006
Anhui Conch Cement Co. Ltd., Class A (a)	161,261	665,232
AVIC Aircraft Co. Ltd., Class A	998,498	6,456,368
Avic Aviation Engine Corp. PLC, Class A*(a)	391,557	4,440,194
Avic Aviation Engine Corp. PLC, Class A*(a)	49,466	560,937
AVIC Helicopter Co. Ltd., Class A (a)	119,761	1,561,907
AVIC Helicopter Co. Ltd., Class A (a)	12,400	161,719
BBMG Corp., Class A (a)	79,800	149,597
BBMG Corp., Class A (a)	732,183	1,372,585
Beijing Capital Co. Ltd., Class A*(a)	78,800	188,912
Beijing Capital Co. Ltd., Class A*(a)	642,807	1,541,036
Beijing Orient Landscape & Ecology Co. Ltd., Class A	298,344	1,846,330
Beijing Originwater Technology Co. Ltd., Class A	405,383	3,812,830
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	643,568	2,435,768
China CAMC Engineering Co. Ltd., Class A*	233,749	1,249,351
China Communications Construction Co. Ltd., Class A (a)	120,200	346,531
China Communications Construction Co. Ltd., Class A (a)	916,876	2,643,313
China CSSC Holdings Ltd., Class A (a)	55,800	536,530

	Number of Shares	Value
Industrial (Continued)
China CSSC Holdings Ltd., Class A (a)	457,636	$4,400,275
China Gezhouba Group Co. Ltd., Class A (a)	186,200	378,798
China Gezhouba Group Co. Ltd., Class A (a)	1,456,853	2,963,768
China International Marine Containers Group Co. Ltd., Class A	651,378	2,762,721
China National Chemical Engineering Co. Ltd., Class A (a)	161,200	293,611
China National Chemical Engineering Co. Ltd., Class A (a)	1,307,980	2,382,366
China Railway Construction Corp. Ltd., Class A (a)	254,168	851,259
China Railway Construction Corp. Ltd., Class A (a)	2,003,500	6,710,117
China Railway Group Ltd., Class A (a)	513,671	1,484,205
China Railway Group Ltd., Class A (a)	4,477,354	12,936,906
China Shipbuilding Industry Co. Ltd., Class A (a)	601,600	1,714,975
China Shipbuilding Industry Co. Ltd., Class A (a)	4,823,695	13,750,858
China Shipping Container Lines Co. Ltd., Class A*(a)	174,700	263,241
China Shipping Container Lines Co. Ltd., Class A*(a)	2,184,700	3,291,941
China State Construction Engineering Corp. Ltd., Class A (a)	10,024,824	15,057,048
China State Construction Engineering Corp. Ltd., Class A (a)	1,129,500	1,696,482
China XD Electric Co. Ltd., Class A (a)	164,700	282,183
China XD Electric Co. Ltd., Class A (a)	1,351,490	2,315,532
Chinese Universe Publishing and Media Co. Ltd., Class A (a)	21,700	115,458
Chinese Universe Publishing and Media Co. Ltd., Class A (a)	376,540	2,003,435
CPT Technology Group Co. Ltd., Class A*	218,275	830,350
CSR Corp. Ltd., Class A (a)	4,669,089	22,183,540
CSR Corp. Ltd., Class A (a)	321,443	1,527,223
Daqin Railway Co. Ltd., Class A (a)	487,400	957,737
Daqin Railway Co. Ltd., Class A (a)	3,940,003	7,742,073
Dongfang Electric Corp. Ltd., Class A*(a)	636,589	2,775,994
Dongfang Electric Corp. Ltd., Class A*(a)	80,600	351,475
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,273,200	2,635,340
Fangda Carbon New Material Co. Ltd., Class A*(a)	9,800	27,816
Fangda Carbon New Material Co. Ltd., Class A*(a)	687,000	1,949,989
GoerTek, Inc., Class A*	568,420	3,732,305
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,815,985	18,225,769
Guangshen Railway Co. Ltd., Class A (a)	2,247,400	2,625,018

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial (Continued)
Guangshen Railway Co. Ltd., Class A (a)	279,000	$325,879
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	909,371	6,654,685
Han’s Laser Technology Industry Group Co. Ltd., Class A	628,559	3,130,373
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	860,084	5,868,025
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A (a)	287,225	2,095,860
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A (a)	37,144	271,037
Luxshare Precision Industry Co. Ltd., Class A*	193,200	1,510,130
Metallurgical Corp. of China Ltd., Class A (a)	391,200	542,764
Metallurgical Corp. of China Ltd., Class A (a)	3,239,600	4,494,726
NARI Technology Co. Ltd., Class A (a)	117,745	513,075
NARI Technology Co. Ltd., Class A (a)	1,026,319	4,472,191
Neway Valve Suzhou Co. Ltd., Class A (a)	55,048	286,763
Neway Valve Suzhou Co. Ltd., Class A (a)	6,300	32,818
Ningbo Port Co. Ltd., Class A (a)	2,641,500	4,798,466
Ningbo Port Co. Ltd., Class A (a)	158,100	287,199
Power Construction Corp. of China Ltd., Class A (a)	209,000	490,257
Power Construction Corp. of China Ltd., Class A (a)	1,915,400	4,493,009
Sany Heavy Industry Co. Ltd., Class A (a)	2,095,623	4,401,873
Sany Heavy Industry Co. Ltd., Class A (a)	172,200	361,708
Shanghai Construction Group Co. Ltd., Class A (a)	1,077,957	2,361,645
Shanghai Construction Group Co. Ltd., Class A (a)	139,980	306,676
Shanghai Electric Group Co. Ltd., Class A (a)	1,308,500	4,576,636
Shanghai Electric Group Co. Ltd., Class A (a)	158,600	554,723
Shanghai International Airport Co. Ltd., Class A (a)	36,320	175,726
Shanghai International Airport Co. Ltd., Class A (a)	690,496	3,340,804
Shenzhen Inovance Technology Co. Ltd., Class A	348,176	3,468,560
Shenzhen O-film Tech Co. Ltd., Class A*	466,968	3,454,893
Siasun Robot & Automation Co. Ltd., Class A	390,964	6,528,156
Sound Environmental Resources Co. Ltd., Class A*	374,717	2,961,585
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	605,824	3,179,391
Tangshan Jidong Cement Co. Ltd., Class A	397,700	1,045,819

	Number of Shares	Value
Industrial (Continued)
TBEA Co. Ltd., Class A (a)	211,000	$577,327
TBEA Co. Ltd., Class A (a)	1,764,154	4,826,983
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	683,402	3,191,819
XCMG Construction Machinery Co. Ltd., Class A	844,224	1,996,664
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,112,369	4,127,529
Xinxing Ductile Iron Pipes, Class A	1,649,800	2,022,825
XJ Electric Co. Ltd., Class A	456,693	2,262,651
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,315,500	4,776,545

		277,512,749

Technology — 3.9%
Aisino Co. Ltd., Class A (a)	375,326	5,712,391
Aisino Co. Ltd., Class A (a)	36,303	552,525
Beijing Shiji Information Technology Co. Ltd., Class A	92,912	2,728,077
BOE Technology Group Co. Ltd., Class A*	7,570,100	6,155,248
DHC Software Co. Ltd., Class A	568,286	3,937,708
Glodon Software Co. Ltd., Class A	419,611	2,161,520
Hundsun Technologies, Inc., Class A (a)	326,385	6,430,287
Hundsun Technologies, Inc., Class A (a)	43,400	855,047
Iflytek Co. Ltd., Class A	626,607	5,185,922
Neusoft Corp., Class A (a)	576,742	2,863,938
Neusoft Corp., Class A (a)	67,064	333,021
Sanan Optoelectronics Co. Ltd., Class A (a)	803,606	3,899,729
Sanan Optoelectronics Co. Ltd., Class A (a)	99,200	481,396
Tsinghua Tongfang Co. Ltd., Class A (a)	1,186,005	5,506,691
Tsinghua Tongfang Co. Ltd., Class A (a)	138,531	643,208
Universal Scientific Industrial Shanghai Co. Ltd., Class A (a)	6,200	40,210
Universal Scientific Industrial Shanghai Co. Ltd., Class A (a)	57,103	370,338
Yonyou Network Technology Co. Ltd., Class A (a)	462,731	4,406,713
Yonyou Network Technology Co. Ltd., Class A (a)	56,640	539,398
Zhejiang Dahua Technology Co. Ltd., Class A	441,413	2,994,501

		55,797,868

Utilities — 3.1%
Beijing Jingneng Power Co. Ltd., Class A (a)	918,500	1,154,330
Beijing Jingneng Power Co. Ltd., Class A (a)	111,502	140,131
Chengdu Xingrong Investment Co. Ltd., Class A	1,335,900	2,191,837

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2015

	Number of Shares	Value
Utilities (Continued)
China Yangtze Power Co. Ltd., Class A (a)	403,700	$859,047
China Yangtze Power Co. Ltd., Class A (a)	3,331,067	7,088,291
Chongqing Water Group Co. Ltd., Class A (a)	374,900	765,707
Chongqing Water Group Co. Ltd., Class A (a)	48,200	98,445
GD Power Development Co. Ltd., Class A (a)	727,400	789,772
GD Power Development Co. Ltd., Class A (a)	6,137,000	6,663,227
Huadian Power International Corp. Ltd., Class A (a)	1,432,076	1,963,805
Huadian Power International Corp. Ltd., Class A (a)	173,568	238,014
Huaneng Power International, Inc., Class A (a)	2,784,945	4,861,354
Huaneng Power International, Inc., Class A (a)	344,300	601,004
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A (a)	1,951,250	1,958,018
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A (a)	236,300	237,120
SDIC Power Holdings Co. Ltd., Class A (a)	2,252,475	4,055,436
SDIC Power Holdings Co. Ltd., Class A (a)	279,000	502,321
Shenergy Co. Ltd., Class A (a)	1,537,922	2,848,325
Shenergy Co. Ltd., Class A (a)	180,122	333,597
Shenzhen Energy Group Co. Ltd., Class A*	596,700	1,838,666
Sichuan Chuantou Energy Co. Ltd., Class A (a)	92,521	375,249
Sichuan Chuantou Energy Co. Ltd., Class A (a)	727,564	2,950,869
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	538,090	1,036,508
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	64,900	125,015

		43,676,088

TOTAL COMMON STOCKS (Cost $802,468,109)		1,395,469,431

TOTAL INVESTMENTS — 98.9% (Cost $802,468,109)		$1,395,469,431
Other assets and liabilities, Net — 1.1%		14,927,702

NET ASSETS — 100.0%		$1,410,397,133

* Non-income producing security.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 96.0%
Basic Materials — 8.8%
Baoji Titanium Industry Co. Ltd., Class A	20,600	$84,946
Befar Group Co. Ltd., Class A (a)	24,300	38,262
Befar Group Co. Ltd., Class A (a)	42,600	67,077
Beijing Shougang Co. Ltd., Class A*	137,300	136,226
CEFC Anhui International Holding Co. Ltd., Class A	46,102	272,886
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	57,000	214,445
Cofco Biochemical Co. Ltd., Class A	74,485	210,531
Danhua Chemical Technology Co. Ltd., Class A*	45,100	87,457
ENN Energy Chemicals Co. Ltd., Class A*	19,200	71,429
FSPG Hi-Tech Co. Ltd., Class A	73,500	137,431
Goldleaf Jewelry Co. Ltd., Class A	29,000	164,685
Guangdong Guanhao High-Tech Co. Ltd., Class A (a)	46,800	158,479
Guangdong Guanhao High-Tech Co. Ltd., Class A (a)	26,600	90,076
Guangdong Hec Technology Holding Co. Ltd., Class A (a)	31,840	48,285
Guangdong Hec Technology Holding Co. Ltd., Class A (a)	63,345	96,062
Guangdong Highsun Group Co. Ltd., Class A*	34,400	89,351
Hengyi Petrochemical Co. Ltd., Class A*	31,100	75,260
Hubei Fuxing Science And Technology Co. Ltd., Class A*	50,700	127,190
Hubei Xingfa Chemicals Group Co. Ltd., Class A (a)	19,800	56,252
Hubei Xingfa Chemicals Group Co. Ltd., Class A (a)	10,800	30,683
Hubei Yihua Chemical Industry Co. Ltd., Class A	86,300	132,266
Hunan Gold Corp. Ltd., Class A	65,400	142,649
Ingenious Ene-Carbon New Materials Co. Ltd., Class A	110,600	258,724
Inner Mongolia Xingye Mining Co. Ltd., Class A	28,200	72,883
Jiangsu Chengxing Phosph-Chemicals Co. Ltd., Class A*(a)	13,500	29,315
Jiangsu Chengxing Phosph-Chemicals Co. Ltd., Class A*(a)	24,700	53,636
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	55,500	109,236
Jilin Ji En Nickel Industry Co. Ltd., Class A*(a)	16,700	49,250
Jilin Ji En Nickel Industry Co. Ltd., Class A*(a)	29,000	85,524
Juli Sling Co. Ltd., Class A	55,500	102,610
Lianhe Chemical Technology Co. Ltd., Class A	55,159	231,101
Luxi Chemical Group Co. Ltd., Class A*	98,200	139,097
Nanjing Redsun Co. Ltd., Class A	19,600	70,356
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A (a)	3,600	23,301

	Number of Shares	Value
Basic Materials (Continued)
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A (a)	6,000	$38,835
Ningxia Orient Tantalum Industry Co. Ltd., Class A	25,500	69,648
Pengxin International Mining Co. Ltd., Class A*(a)	54,900	132,766
Pengxin International Mining Co. Ltd., Class A*(a)	30,600	74,001
PetroChina Jinhong Energy Investment Co. Ltd., Class A	17,400	106,446
Rising Nonferrous Metals Share Co. Ltd., Class A*(a)	2,500	26,696
Rising Nonferrous Metals Share Co. Ltd., Class A*(a)	8,900	95,038
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A*	18,300	99,936
Shandong Chenming Paper Holdings Ltd., Class A	85,700	149,043
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A*(a)	41,000	98,357
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A*(a)	23,400	56,136
Shandong Humon Smelting Co. Ltd., Class A	51,500	119,559
Shandong Nanshan Aluminum Co. Ltd., Class A*(a)	78,800	146,451
Shandong Nanshan Aluminum Co. Ltd., Class A*(a)	139,600	259,449
Shandong Sun Paper Industry JSC Ltd., Class A*	73,300	87,154
Shanghai 3F New Materials Co., Class A (a)	16,500	51,881
Shanghai 3F New Materials Co., Class A (a)	9,000	28,299
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A (a)	8,100	18,517
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A (a)	13,300	30,404
Shanxi Coking Co. Ltd., Class A*	59,163	98,692
Shengda Mining Co. Ltd., Class A*	9,800	52,964
Sichuan EM Technology Co. Ltd., Class A (a)	10,800	24,079
Sichuan EM Technology Co. Ltd., Class A (a)	17,600	39,241
Sichuan Hebang Corp. Ltd., Class A (a)	19,000	78,225
Sichuan Hebang Corp. Ltd., Class A (a)	11,200	46,112
Sichuan Jinlu Group Co. Ltd., Class A*	40,000	53,636
Stanley Fertilizer Co. Ltd., Class A	21,700	112,027
Tangshan Sanyou Chemical Industries Co. Ltd., Class A (a)	32,400	49,396
Tangshan Sanyou Chemical Industries Co. Ltd., Class A (a)	55,700	84,918
Tibet Mineral Development Co. Ltd., Class A*	36,800	124,022
Xinjiang Zhongtai Chemical Co. Ltd., Class A	93,100	197,961
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	43,400	159,919

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Basic Materials (Continued)
Zhejiang Juhua Co. Ltd., Class A (a)	31,500	$55,443
Zhejiang Juhua Co. Ltd., Class A (a)	55,800	98,214
Zhejiang Runtu Co. Ltd., Class A	37,100	171,300
Zhejiang Satellite Petrochemical Co. Ltd., Class A*	19,600	61,502
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A (a)	18,900	45,097
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A (a)	33,500	79,933
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	24,200	98,268

		7,176,526

Communications — 5.6%
Anhui Xinhua Media Co. Ltd., Class A (a)	6,300	27,920
Anhui Xinhua Media Co. Ltd., Class A (a)	11,200	49,635
Beijing Gehua CATV Network Co. Ltd., Class A (a)	23,300	142,127
Beijing Gehua CATV Network Co. Ltd., Class A (a)	44,300	270,224
Central China Land Media Co. Ltd., Class A	9,600	41,770
Changjiang Publishing & Media Co. Ltd., Class A*	58,400	144,057
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	7,000	28,684
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	74,600	132,660
Datang Telecom Technology Co. Ltd., Class A*	34,200	275,266
Digital China Information Service Co. Ltd., Class A*	9,300	139,984
East Money Information Co. Ltd., Class A	111,440	1,335,626
Eastern Communications Co. Ltd., Class A (a)	23,462	73,204
Eastern Communications Co. Ltd., Class A (a)	13,500	42,121
Focus Technology Co. Ltd., Class A	5,500	116,326
Fujian Star-net Communication Co. Ltd., Class A	24,600	150,771
Guangdong Guangzhou Daily Media Co. Ltd., Class A*	28,000	111,982
Guomai Technologies, Inc., Class A	41,000	191,688
Hengtong Optic-electric Co. Ltd., Class A (a)	7,200	45,441
Hengtong Optic-electric Co. Ltd., Class A (a)	13,900	87,726
Insigma Technology Co. Ltd., Class A	42,900	111,582
Jiangsu Zhongtian Technologies Co. Ltd., Class A*	37,300	185,379
Northern United Publishing & Media Group Co. Ltd., Class A	21,100	55,146
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A*(a)	7,500	29,608
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A*(a)	30,000	118,432
Shanghai Xinhua Media Co. Ltd., Class A (a)	32,100	87,468

	Number of Shares	Value
Communications (Continued)
Shanghai Xinhua Media Co. Ltd., Class A (a)	18,000	$49,047
Shenzhen Coship Electronics Co. Ltd., Class A*	46,000	127,644
Shenzhen Tat Fook Technology Co. Ltd., Class A	31,140	230,090
Shenzhen Topway Video Communication Co. Ltd., Class A*	11,601	70,371
Time Publishing and Media Co. Ltd., Class A (a)	7,200	30,526
Time Publishing and Media Co. Ltd., Class A (a)	12,400	52,573
Wuhan Fingu Electronic Technology Co. Ltd., Class A	21,600	63,352

		4,618,430

Consumer, Cyclical — 12.6%
Anhui Huamao Textile Co., Class A	48,200	85,381
Anhui Jianghuai Automobile Co. Ltd., Class A*(a)	31,100	75,210
Anhui Jianghuai Automobile Co. Ltd., Class A*(a)	53,600	129,622
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A (a)	14,300	75,485
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A (a)	8,100	42,757
Beijing WKW Automotive Parts Co. Ltd., Class A	9,800	28,680
Besttone Holdings Co. Ltd., Class A (a)	7,200	31,467
Besttone Holdings Co. Ltd., Class A (a)	13,400	58,564
Better Life Commercial Chain Share Co. Ltd., Class A*	23,000	129,685
China Automotive Engineering Research Institute Co. Ltd., Class A (a)	9,450	23,021
China Automotive Engineering Research Institute Co. Ltd., Class A (a)	18,150	44,215
China CYTS Tours Holding Co. Ltd., Class A (a)	30,600	130,674
China CYTS Tours Holding Co. Ltd., Class A (a)	17,600	75,159
China Meheco Co. Ltd., Class A (a)	24,800	84,541
China Meheco Co. Ltd., Class A (a)	14,400	49,088
China Television Media Ltd., Class A (a)	3,000	21,266
China Television Media Ltd., Class A (a)	12,900	91,446
Chongqing Department Store, Class A (a)	5,400	34,551
Chongqing Department Store, Class A (a)	10,000	63,983
CMST Development Co. Ltd., Class A (a)	32,400	73,650
CMST Development Co. Ltd., Class A (a)	57,300	130,250
CNHTC Jinan Truck Co. Ltd., Class A	16,100	58,000
Dashang Group Co. Ltd., Class A (a)	18,100	161,041
Dashang Group Co. Ltd., Class A (a)	9,900	88,083
Dongfeng Automobile Co. Ltd., Class A	77,200	120,685
Dongguan Souyute Fashion Co. Ltd., Class A	30,040	87,234
Eastern Gold Jade Co. Ltd., Class A*	14,000	95,684
Elec-Tech International Co. Ltd., Class A*	94,356	209,765
Fangda Special Steel Technology Co. Ltd., Class A*(a)	18,000	24,393

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Consumer, Cyclical (Continued)
Fangda Special Steel Technology Co. Ltd., Class A*(a)	33,000	$44,720
FAWER Automotive Parts Ltd. Co., Class A	36,100	78,915
Fengfan Stock Ltd. Co., Class A*(a)	20,100	137,686
Fengfan Stock Ltd. Co., Class A*(a)	10,800	73,980
Fujian Septwolves Industry Co. Ltd., Class A	43,600	163,821
Guangdong Chj Industry Co. Ltd., Class A	27,300	86,236
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,400	31,264
Guangdong Yihua Timber Industry Co. Ltd., Class A (a)	73,000	210,809
Guangdong Yihua Timber Industry Co. Ltd., Class A (a)	41,400	119,555
Guangzhou Pearl River Piano Group Co. Ltd., Class A*	18,400	57,529
Guirenniao Co. Ltd., Class A (a)	5,500	53,212
Guirenniao Co. Ltd., Class A (a)	3,600	34,830
Haima Automobile Group Co. Ltd., Class A*	95,100	128,570
Hangzhou Robam Appliances Co. Ltd., Class A	23,065	148,135
Hefei Department Store Group Co. Ltd., Class A	52,300	110,532
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	34,599	71,447
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A*	34,300	114,656
Hunan Jiangnan Red Arrow Co. Ltd., Class A*	21,500	75,754
Jiangling Motors Corp. Ltd., Class A	20,100	120,402
Jiangsu Guotai International Group Guomao Co. Ltd., Class A	19,700	83,332
Jiangsu Sunshine Co. Ltd., Class A*	137,500	192,325
Jiangsu Yueda Investment Co. Ltd., Class A (a)	23,400	67,423
Jiangsu Yueda Investment Co. Ltd., Class A (a)	42,200	121,593
Joeone Co. Ltd., Class A (a)	3,500	20,677
Joeone Co. Ltd., Class A (a)	11,900	70,304
Joyoung Co. Ltd., Class A*	29,700	82,270
Lancy Co. Ltd., Class A	6,500	86,303
Lao Feng Xiang Co. Ltd., Class A (a)	10,200	90,144
Lao Feng Xiang Co. Ltd., Class A (a)	2,000	17,675
Lifan Industry Group Co. Ltd., Class A (a)	7,500	25,954
Lifan Industry Group Co. Ltd., Class A (a)	22,000	76,131
Loncin Motor Co. Ltd., Class A (a)	24,200	114,314
Loncin Motor Co. Ltd., Class A (a)	14,000	66,132
Luolai Home Textile Co. Ltd., Class A	26,455	111,223
Luthai Textile Co. Ltd., Class A*	43,300	110,232
Markor International Home Furnishings Co. Ltd., Class A*	34,500	95,287
MeiDu Energy Corp., Class A (a)	51,300	80,196
MeiDu Energy Corp., Class A (a)	90,790	141,930
Nanjing Central Emporium, Class A (a)	6,300	35,553
Nanjing Central Emporium, Class A (a)	10,700	60,383
Ningbo Huaxiang Electronic Co. Ltd., Class A	40,800	210,632

	Number of Shares	Value
Consumer, Cyclical (Continued)
Ningbo Joyson Electronic Corp., Class A*	24,600	$189,188
Ningbo Shanshan Co. Ltd., Class A (a)	17,800	97,378
Ningbo Shanshan Co. Ltd., Class A (a)	9,900	54,160
Ningbo Yunsheng Group Co. Ltd., Class A (a)	16,600	93,973
Ningbo Yunsheng Group Co. Ltd., Class A (a)	7,000	39,627
Ningxia Zhongyin Cashmere Co. Ltd., Class A	15,840	22,776
Rainbow Department Store Co. Ltd., Class A	15,500	48,487
Shanghai Haixin Group Co., Class A*	57,000	134,994
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A (a)	6,800	39,877
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A (a)	11,889	69,721
Shanghai Lansheng Corp., Class A (a)	13,000	76,635
Shanghai Lansheng Corp., Class A (a)	7,200	42,444
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	65,750	125,804
Shanghai New World Co. Ltd., Class A	33,100	88,489
Shunfa Hengye Corp., Class A	42,420	58,444
Sinomach Automobile Co. Ltd., Class A*(a)	11,800	59,205
Sinomach Automobile Co. Ltd., Class A*(a)	6,300	31,609
Songcheng Performance Development Co. Ltd., Class A	26,600	372,919
Sunny Loan Top Co. Ltd., Class A (a)	19,300	50,846
Sunny Loan Top Co. Ltd., Class A (a)	10,800	28,453
Sunvim Group Co. Ltd., Class A	61,100	83,097
Tianjin Faw Xiali Automobile Co. Ltd., Class A*	47,100	72,795
TongKun Group Co. Ltd., Class A (a)	9,900	33,429
TongKun Group Co. Ltd., Class A (a)	18,000	60,779
Visual China Group Co. Ltd., Class A*	19,500	186,333
Vtron Technologies Ltd., Class A	40,300	148,821
Wenfeng Great World Chain Development Corp., Class A (a)	16,900	38,007
Wenfeng Great World Chain Development Corp., Class A (a)	36,450	81,974
Whirlpool China Co. Ltd., Class A (a)	8,100	20,778
Whirlpool China Co. Ltd., Class A (a)	14,100	36,168
Wuhan Department Store Group Co. Ltd., Class A	23,661	91,231
Wuxi Little Swan Co. Ltd., Class A	20,705	75,024
Xiamen ITG Group Corp. Ltd., Class A*(a)	40,500	87,684
Xiamen ITG Group Corp. Ltd., Class A*(a)	71,848	155,554
Yantai Tayho Advanced Materials Co. Ltd., Class A*	34,500	116,382
Yotrio Group Co. Ltd., Class A	26,240	177,374
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	6,800	85,832
Zhejiang Aokang Shoes Co. Ltd., Class A	11,700	66,706
Zhejiang Haiyue Co. Ltd., Class A (a)	10,800	44,918
Zhejiang Haiyue Co. Ltd., Class A (a)	19,000	79,022
Zhejiang Huafeng Spandex Co. Ltd., Class A*	40,000	136,678

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Consumer, Cyclical (Continued)
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A (a)	35,400	$229,813
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A (a)	17,400	112,959
Zhejiang Ming Jewelry Co. Ltd., Class A*	23,369	66,919
Zhejiang Orient Holdings Co., Class A (a)	18,600	117,478
Zhejiang Orient Holdings Co., Class A (a)	10,800	68,213

		10,344,643

Consumer, Non-cyclical — 16.9%
Angel Yeast Co. Ltd., Class A*(a)	12,000	61,176
Angel Yeast Co. Ltd., Class A*(a)	7,200	36,706
Anhui Golden Seed Winery Co. Ltd., Class A*	37,500	84,698
Anhui Gujing Distillery Co. Ltd., Class A	10,800	64,066
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	14,700	25,907
Beijing Sanyuan Foods Co. Ltd., Class A*	41,400	85,091
Beijing Shunxin Agriculture Co. Ltd., Class A	21,700	87,521
Beijing Tiantan Biological Products Corp. Ltd., Class A*(a)	15,900	121,075
Beijing Tiantan Biological Products Corp. Ltd., Class A*(a)	9,000	68,533
Chacha Food Co. Ltd., Class A	19,200	63,035
Changchun High & New Technology Industries, Inc., Class A	10,100	257,906
China Animal Husbandry Industry Co. Ltd., Class A*(a)	6,300	33,296
China Animal Husbandry Industry Co. Ltd., Class A*(a)	10,400	54,966
China National Accord Medicines Corp. Ltd., Class A	12,000	167,460
China National Medicines Corp. Ltd., Class A (a)	9,900	66,202
China National Medicines Corp. Ltd., Class A (a)	17,700	118,362
China Resources Double Crane Pharmaceutical Co. Ltd., Class A (a)	27,400	131,684
China Resources Double Crane Pharmaceutical Co. Ltd., Class A (a)	5,200	24,991
Chongqing Brewery Co., Class A (a)	8,100	33,610
Chongqing Brewery Co., Class A (a)	15,200	63,071
Chuying Agro-pastoral Group Co. Ltd., Class A	33,900	131,476
COFCO Tunhe Co. Ltd., Class A	98,200	233,519
Da An Gene Co. Ltd. Sun Yat-Sen University, Class A	36,700	378,338
Dalian Port PDA Co. Ltd., Class A (a)	35,100	49,831
Dalian Port PDA Co. Ltd., Class A (a)	62,200	88,305
Eternal Asia Supply Chain Management Ltd., Class A*	57,700	680,932
Fujian Sunner Development Co. Ltd., Class A*	43,300	120,152
Guangdong Haid Group Co. Ltd., Class A	41,100	166,562
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	24,900	126,177

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Guangzhou Zhujiang Brewery Co. Ltd., Class A	19,700	$76,213
Guilin Sanjin Pharmaceutical Co. Ltd., Class A*	17,179	90,932
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	17,900	280,405
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	47,350	168,439
Hainan Haiyao Co. Ltd., Class A	40,300	315,846
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,050	186,442
Hebei Chengde Lolo Co., Class A	43,401	141,368
Henan Rebecca Hair Products Co. Ltd., Class A*(a)	23,000	34,100
Henan Rebecca Hair Products Co. Ltd., Class A*(a)	40,500	60,046
Hengkang Medical Group Co. Ltd., Class A*	29,805	197,097
Huapont-Nutrichem Co. Ltd., Class A	89,650	242,258
Hunan Dakang Pasture Farming Co. Ltd., Class A*	83,400	135,894
Inner Mongolia Jinyu Group Co. Ltd., Class A (a)	17,800	249,375
Inner Mongolia Jinyu Group Co. Ltd., Class A (a)	9,767	136,834
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A (a)	12,200	62,983
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A (a)	21,340	110,169
Jiangsu King’s Luck Brewery JSC Ltd., Class A (a)	1,800	14,119
Jiangsu King’s Luck Brewery JSC Ltd., Class A (a)	3,500	27,453
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	28,160	238,237
Jiangzhong Pharmaceutical Co. Ltd., Class A (a)	11,100	71,630
Jiangzhong Pharmaceutical Co. Ltd., Class A (a)	6,300	40,655
Jianxin Mining Co. Ltd., Class A*	32,900	70,540
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	24,800	90,222
Jinling Pharmaceutical Co. Ltd., Class A	28,400	112,711
Joincare Pharmaceutical Group Industry Co. Ltd., Class A (a)	47,800	161,480
Joincare Pharmaceutical Group Industry Co. Ltd., Class A (a)	9,600	32,431
KPC Pharmaceuticals, Inc., Class A (a)	16,196	103,679
KPC Pharmaceuticals, Inc., Class A (a)	9,500	60,815
Livzon Pharmaceutical Group, Inc., Class A	10,400	141,776
Luoniushan Co. Ltd., Class A	84,900	142,858
Mayinglong Pharmaceutical Group Co. Ltd., Class A (a)	8,100	56,413
Mayinglong Pharmaceutical Group Co. Ltd., Class A (a)	14,300	99,594
Muyuan Foodstuff Co. Ltd., Class A	7,000	105,048
North China Pharmaceutical Co. Ltd., Class A*	78,500	132,849

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
PKU HealthCare Corp. Ltd., Class A*	29,000	$96,940
Pubang Landscape Architecture Co. Ltd., Class A*	24,900	136,782
Qinghai Huzhu Barley Wine Co. Ltd., Class A	17,400	101,225
Renhe Pharmacy Co. Ltd., Class A	71,725	164,429
Rizhao Port Co. Ltd., Class A*(a)	94,500	108,244
Rizhao Port Co. Ltd., Class A*(a)	53,600	61,396
Sanquan Food Co. Ltd., Class A	21,300	77,489
Shandong Denghai Seeds Co. Ltd., Class A*	13,500	119,852
Shandong Homey Aquatic Development Co. Ltd., Class A (a)	15,300	29,324
Shandong Homey Aquatic Development Co. Ltd., Class A (a)	27,046	51,836
Shanghai Jinfeng Wine Co. Ltd., Class A (a)	19,100	48,532
Shanghai Jinfeng Wine Co. Ltd., Class A (a)	10,722	27,244
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	48,080	149,084
Shanghai Kehua Bio-Engineering Co. Ltd., Class A*	37,900	273,313
Shanghai Maling Aquarius Co. Ltd., Class A*(a)	28,800	70,112
Shanghai Maling Aquarius Co. Ltd., Class A*(a)	16,200	39,438
Shantou Dongfeng Printing Co. Ltd., Class A*(a)	13,000	51,677
Shantou Dongfeng Printing Co. Ltd., Class A*(a)	8,100	32,199
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	32,400	89,487
Shenzhen Glory Medical Co. Ltd., Class A	16,500	127,959
Shenzhen Grandland Decoration Group Co. Ltd., Class A	22,600	111,204
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	88,000	259,379
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	54,100	261,663
Shinva Medical Instrument Co. Ltd., Class A (a)	12,929	122,292
Shinva Medical Instrument Co. Ltd., Class A (a)	5,500	52,023
Sichuan Tuopai Shede Wine Co. Ltd., Class A	25,900	102,163
TangShan Port Group Co. Ltd., Class A*(a)	28,400	63,549
TangShan Port Group Co. Ltd., Class A*(a)	49,700	111,211
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	9,000	70,304
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A (a)	33,700	51,215
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A (a)	19,800	30,090
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A (a)	13,500	60,242

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A (a)	7,200	$32,129
Tieling Newcity Investment Holding Ltd., Class A*	37,200	85,161
Tongwei Co. Ltd., Class A (a)	33,300	105,189
Tongwei Co. Ltd., Class A (a)	6,400	20,217
V V Food & Beverage Co. Ltd., Class A (a)	28,800	45,812
V V Food & Beverage Co. Ltd., Class A (a)	51,700	82,240
Xiandai Investment Co. Ltd., Class A	68,239	115,044
Xiangxue Pharmaceutical Co. Ltd., Class A	34,500	217,013
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A (a)	29,000	70,880
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A (a)	16,200	39,595
Xinjiang Yilite Industry Co. Ltd., Class A (a)	7,700	20,932
Xinjiang Yilite Industry Co. Ltd., Class A (a)	13,400	36,427
Yabao Pharmaceutical Group Co. Ltd., Class A (a)	34,080	90,609
Yabao Pharmaceutical Group Co. Ltd., Class A (a)	19,200	51,047
Yingkou Port Liability Co. Ltd., Class A (a)	67,500	70,239
Yingkou Port Liability Co. Ltd., Class A (a)	119,700	124,557
Yuan Longping High-tech Agriculture Co. Ltd., Class A	67,300	320,295
Zhangzidao Group Co. Ltd., Class A	27,500	87,666
Zhejiang Conba Pharmaceutical Co. Ltd., Class A (a)	8,000	35,867
Zhejiang Conba Pharmaceutical Co. Ltd., Class A (a)	33,100	148,399
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A*(a)	29,760	63,903
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A*(a)	17,100	36,719
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (a)	9,000	37,054
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (a)	22,000	90,577
Zhejiang Medicine Co. Ltd., Class A*(a)	22,500	53,977
Zhejiang Medicine Co. Ltd., Class A*(a)	40,600	97,398
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	34,600	136,759
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*(a)	16,700	213,758
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*(a)	5,000	63,999
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	42,940	238,097

		13,799,015

Diversified — 1.4%
Anyuan Coal Industry Group Co. Ltd., Class A (a)	13,500	24,850
Anyuan Coal Industry Group Co. Ltd., Class A (a)	24,600	45,283
Jilin Yatai Group Co. Ltd., Class A (a)	110,400	269,299

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Diversified (Continued)
Jilin Yatai Group Co. Ltd., Class A (a)	64,953	$158,440
Nanjing Gaoke Co. Ltd., Class A (a)	33,500	140,356
Nanjing Gaoke Co. Ltd., Class A (a)	18,825	78,871
Orient Group, Inc., Class A (a)	46,400	100,308
Orient Group, Inc., Class A (a)	82,000	177,269
Tianjin TEDA Co. Ltd., Class A	99,600	184,787

		1,179,463

Energy — 2.6%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A (a)	31,000	48,262
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A (a)	17,100	26,622
Beijing Haohua Energy Resource Co. Ltd., Class A (a)	16,700	28,963
Beijing Haohua Energy Resource Co. Ltd., Class A (a)	28,900	50,121
Changchun Gas Co. Ltd., Class A (a)	16,500	31,863
Changchun Gas Co. Ltd., Class A (a)	9,000	17,380
Datong Coal Industry Co. Ltd., Class A*(a)	16,000	27,129
Datong Coal Industry Co. Ltd., Class A*(a)	64,600	109,534
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	22,100	49,844
Guangzhou Development Group, Inc., Class A (a)	28,400	58,600
Guangzhou Development Group, Inc., Class A (a)	48,700	100,488
Hareon Solar Technology Co. Ltd., Class A*	84,000	70,875
Henan Shenhuo Coal & Power Co. Ltd., Class A	109,900	138,117
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A*	31,700	72,314
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	39,200	50,593
Jiangsu Zongyi Co. Ltd., Class A*(a)	27,000	113,471
Jiangsu Zongyi Co. Ltd., Class A*(a)	48,200	202,567
Kailuan Energy Chemical Co. Ltd., Class A (a)	21,600	28,854
Kailuan Energy Chemical Co. Ltd., Class A (a)	38,000	50,761
Kingdream PLC, Class A	13,500	69,999
Oriental Energy Co. Ltd., Class A*	29,400	222,783
Pingdingshan Tianan Coal Mining Co. Ltd., Class A (a)	72,200	86,079
Pingdingshan Tianan Coal Mining Co. Ltd., Class A (a)	40,985	48,863
Qitaihe Baotailong Coal & Coal Chemicals PCL, Class A*	15,800	48,558
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,600	58,822
Shanxi Coal International Energy Group Co. Ltd., Class A (a)	34,200	43,753
Shanxi Coal International Energy Group Co. Ltd., Class A (a)	61,300	78,424
Wuhan Kaidi Electric Power Co. Ltd., Class A*	68,000	211,948

		2,145,587

	Number of Shares	Value
Financial — 9.6%
Anxin Trust Co. Ltd., Class A (a)	10,800	$74,242
Anxin Trust Co. Ltd., Class A (a)	19,841	136,392
Beijing Capital Development Co. Ltd., Class A (a)	41,100	91,238
Beijing Capital Development Co. Ltd., Class A (a)	17,500	38,848
Beijing Centergate Technologies (Holding) Co. Ltd., Class A*	48,000	118,558
Beijing Huaye Realestate Co. Ltd., Class A*(a)	52,800	162,527
Beijing Huaye Realestate Co. Ltd., Class A*(a)	29,630	91,206
Beijing Urban Construction Investment & Development Co. Ltd., Class A*(a)	21,600	72,203
Beijing Urban Construction Investment & Development Co. Ltd., Class A*(a)	38,800	129,698
Black Peony Group Co. Ltd., Class A (a)	17,900	49,756
Black Peony Group Co. Ltd., Class A (a)	10,800	30,021
Bohai Leasing Co. Ltd., Class A	49,900	209,309
China Enterprise Co. Ltd., Class A (a)	80,360	146,498
China Enterprise Co. Ltd., Class A (a)	45,500	82,948
China Sports Industry Group Co. Ltd., Class A (a)	23,400	128,203
China Sports Industry Group Co. Ltd., Class A (a)	41,400	226,820
Cinda Real Estate Co. Ltd., Class A*(a)	12,000	19,495
Cinda Real Estate Co. Ltd., Class A*(a)	27,700	45,001
COFCO Property Group Co. Ltd., Class A	87,400	157,499
Geo-Jade Petroleum Corp., Class A*(a)	13,200	35,670
Geo-Jade Petroleum Corp., Class A*(a)	46,300	125,115
Hainan Expressway Co. Ltd., Class A	76,100	100,796
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	43,800	128,181
HNA Investment Group Co. Ltd., Class A*	135,800	287,002
Huafa Industrial Co. Ltd. Zhuhai, Class A (a)	22,500	54,703
Huafa Industrial Co. Ltd. Zhuhai, Class A (a)	40,500	98,465
Huayuan Property Co. Ltd., Class A*(a)	33,700	41,211
Huayuan Property Co. Ltd., Class A*(a)	18,900	23,112
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	33,100	123,461
Jinke Properties Group Co. Ltd., Class A	157,500	238,086
Macrolink Real Estate Co. Ltd., Class A	54,900	110,269
Myhome Real Estate Development Group Co. Ltd., Class A*	172,600	156,770
Pacific Securities Co. Ltd., Class A (a)	138,033	336,259
Pacific Securities Co. Ltd., Class A (a)	86,000	209,502
Shaanxi International Trust Co. Ltd., Class A	46,900	115,689
Shanghai AJ Corp., Class A (a)	47,600	180,770
Shanghai AJ Corp., Class A (a)	27,000	102,538
Shanghai Dingli Technology Development Group Co. Ltd., Class A	18,000	89,061
Shanghai DZH Ltd., Class A*	72,800	325,213
Shanghai Industrial Development Co. Ltd., Class A (a)	6,800	20,646

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Financial (Continued)
Shanghai Industrial Development Co. Ltd., Class A (a)	34,300	$104,142
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A (a)	16,200	68,213
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A (a)	9,000	37,896
Shanghai Shimao Co. Ltd., Class A*(a)	12,200	41,923
Shanghai Shimao Co. Ltd., Class A*(a)	21,400	73,537
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (a)	47,700	228,477
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (a)	27,000	129,326
Shenzhen Heungkong Holding Co. Ltd., Class A (a)	13,500	23,478
Shenzhen Heungkong Holding Co. Ltd., Class A (a)	23,600	41,044
Shenzhen World Union Properties Consultancy, Inc., Class A	58,264	272,591
Shenzhen Zhenye Group Co. Ltd., Class A	91,000	229,023
Suning Universal Co. Ltd., Class A	78,100	254,390
Sunshine City Group Co. Ltd., Class A	48,700	183,219
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A (a)	39,000	79,655
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A (a)	22,100	45,138
Thaihot Group Co. Ltd., Class A*	29,500	143,966
Tianjin Jinbin Development Co., Class A*	122,700	159,747
Tibet Urban Development and Investment Co. Ltd., Class A*(a)	9,900	28,877
Tibet Urban Development and Investment Co. Ltd., Class A*(a)	18,200	53,086
YunNan Metropolitan Real Estate Development Co. Ltd., Class A (a)	19,800	37,342
YunNan Metropolitan Real Estate Development Co. Ltd., Class A (a)	35,100	66,197
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A (a)	14,300	30,868
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A (a)	43,440	93,769
Zhonghong Holding Co. Ltd., Class A	121,280	118,120
Zhongrun Resources Investment Corp., Class A	37,400	45,164
Zhongtian Urban Development Group Co. Ltd., Class A	163,250	322,628

		7,824,797

Industrial — 27.3%
Advanced Technology & Materials Co. Ltd., Class A	49,104	134,435
Anhui Heli Co. Ltd., Class A (a)	26,480	86,978
Anhui Heli Co. Ltd., Class A (a)	15,300	50,255
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	34,000	66,097
Anhui Zhongding Sealing Parts Co. Ltd., Class A	52,800	268,238
AVIC Electromechanical Systems Co. Ltd., Class A	20,500	138,474

	Number of Shares	Value
Industrial (Continued)
Avic Heavy Machinery Co. Ltd., Class A (a)	30,800	$152,845
Avic Heavy Machinery Co. Ltd., Class A (a)	9,000	44,662
Baotou Beifang Chuangye Co. Ltd., Class A*(a)	43,200	119,456
Baotou Beifang Chuangye Co. Ltd., Class A*(a)	13,000	35,947
Beijing Jingyuntong Technology Co. Ltd., Class A (a)	15,900	56,946
Beijing Jingyuntong Technology Co. Ltd., Class A (a)	9,000	32,234
Beijing Lier High-temperature Materials Co. Ltd., Class A	20,800	70,368
Beijing New Building Materials PLC, Class A	27,800	220,374
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A*	20,004	194,538
Beijing Sevenstar Electronics Co. Ltd., Class A	17,100	133,247
Beijing Shouhang Resources Saving Co. Ltd., Class A	32,650	171,665
Beijing Sifang Automation Co. Ltd., Class A (a)	10,000	55,675
Beijing Sifang Automation Co. Ltd., Class A (a)	5,400	30,064
Camel Group Co. Ltd., Class A (a)	14,900	67,499
Camel Group Co. Ltd., Class A (a)	24,100	109,176
CCS Supply Chain Management Co. Ltd., Class A (a)	15,600	97,373
CCS Supply Chain Management Co. Ltd., Class A (a)	8,901	55,559
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A (a)	31,600	48,329
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A (a)	55,800	85,341
Changyuan Group Ltd., Class A*(a)	52,900	268,661
Changyuan Group Ltd., Class A*(a)	30,200	153,375
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	31,000	114,828
China Aerospace Times Electronics Co. Ltd., Class A*(a)	38,500	152,174
China Aerospace Times Electronics Co. Ltd., Class A*(a)	16,000	63,241
China Aviation Optical-Electrical Technology Co. Ltd., Class A*	22,400	187,591
China Jushi Co. Ltd., Class A (a)	21,300	98,725
China Jushi Co. Ltd., Class A (a)	12,200	56,547
China Merchants Energy Shipping Co. Ltd., Class A*	181,600	265,142
China Railway Erju Co. Ltd., Class A (a)	25,200	85,823
China Railway Erju Co. Ltd., Class A (a)	45,000	153,255
China Railway Tielong Container Logistics Co. Ltd., Class A (a)	31,500	68,300
China Railway Tielong Container Logistics Co. Ltd., Class A (a)	56,500	122,507
China Security & Fire Co. Ltd., Class A (a)	51,009	293,784
China Security & Fire Co. Ltd., Class A (a)	10,000	57,595
China Shipping Development Co. Ltd., Class A*(a)	47,700	87,805

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial (Continued)
China Shipping Development Co. Ltd., Class A*(a)	79,000	$145,421
China Wafer Level CSP Co. Ltd., Class A (a)	2,700	29,934
China Wafer Level CSP Co. Ltd., Class A (a)	4,000	44,346
China-Kinwa High Technology Co. Ltd., Class A*(a)	70,700	117,139
China-Kinwa High Technology Co. Ltd., Class A*(a)	40,100	66,440
Chongqing Zongshen Power Machinery Co. Ltd., Class A	66,100	276,941
CITIC Heavy Industries Co. Ltd., Class A	79,500	337,316
Citic Offshore Helicopter Co. Ltd., Class A	40,801	148,104
Citychamp Dartong Co. Ltd., Class A*(a)	66,700	132,356
Citychamp Dartong Co. Ltd., Class A*(a)	32,000	63,499
COSCO Shipping Co. Ltd., Class A*(a)	51,900	92,773
COSCO Shipping Co. Ltd., Class A*(a)	29,300	52,374
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A*(a)	11,132	55,332
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A*(a)	6,300	31,315
CSG Holding Co. Ltd., Class A	124,100	310,525
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	37,276	97,061
Dazhong Transportation Group Co. Ltd., Class A (a)	33,800	117,565
Dazhong Transportation Group Co. Ltd., Class A (a)	25,200	87,652
Dongjiang Environmental Co. Ltd., Class A	12,600	134,975
East China Engineering Science and Technology Co. Ltd., Class A*	20,900	98,254
Far East Smarter Energy Co. Ltd., Class A (a)	4,000	18,805
Far East Smarter Energy Co. Ltd., Class A (a)	8,800	41,370
Fenghua Advanced Technology Holding Co. Ltd., Class A*	53,600	114,835
Foshan Electrical and Lighting Co. Ltd., Class A	46,800	154,402
Gansu Qilianshan Cement Group Co. Ltd., Class A (a)	38,300	70,193
Gansu Qilianshan Cement Group Co. Ltd., Class A (a)	21,600	39,586
GEM Co. Ltd., Class A	69,851	191,122
Gem-Year Industrial Co. Ltd., Class A (a)	29,600	90,111
Gem-Year Industrial Co. Ltd., Class A (a)	16,200	49,317
Guangdong Ellington Electronics Technology Co. Ltd., Class A (a)	2,000	13,174
Guangdong Ellington Electronics Technology Co. Ltd., Class A (a)	7,500	49,403
Guangdong Goworld Co. Ltd., Class A	31,000	85,471
Guangdong Tapai Group Co. Ltd., Class A	34,600	93,498
Guangdong Weihua Corp., Class A*	28,300	90,125
Guangxi Liugong Machinery Co. Ltd., Class A	75,800	174,871

	Number of Shares	Value
Industrial (Continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A (a)	28,300	$79,168
Guangzhou Baiyun International Airport Co. Ltd., Class A (a)	16,130	45,123
Guangzhou Guangri Stock Co. Ltd., Class A	32,600	133,377
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A (a)	13,600	144,480
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A (a)	8,100	86,051
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A (a)	28,600	146,357
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A (a)	10,200	52,197
Guizhou Space Appliance Co. Ltd., Class A	19,200	123,374
Hainan Strait Shipping Co. Ltd., Class A	16,600	66,871
Hang Zhou Great Star Industrial Co. Ltd., Class A*	39,253	139,255
Hangzhou Hangyang Co. Ltd., Class A	24,200	60,046
Harbin Boshi Automation Co. Ltd., Class A	15,000	170,315
Hefei Meiya Optoelectronic Technology, Inc., Class A	25,600	223,517
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	140,200	216,684
Henan Pinggao Electric Co. Ltd., Class A (a)	23,400	89,055
Henan Pinggao Electric Co. Ltd., Class A (a)	42,300	160,984
Henan Senyuan Electric Co. Ltd., Class A	22,700	166,629
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	19,900	121,676
Hongfa Technology Co. Ltd., Class A*	20,300	131,065
Huagong Tech Co. Ltd., Class A*	60,100	209,237
Huaxin Cement Co. Ltd., Class A (a)	11,780	22,178
Huaxin Cement Co. Ltd., Class A (a)	6,800	12,803
Hunan Corun New Energy Co. Ltd., Class A*(a)	38,974	148,577
Hunan Corun New Energy Co. Ltd., Class A*(a)	23,824	90,822
Jangho Group Co. Ltd., Class A (a)	16,200	42,182
Jangho Group Co. Ltd., Class A (a)	28,400	73,949
Jiangsu Nonghua Intelligent Agricultural Technology Co. Ltd., Class A	82,000	186,265
Jiangsu Sunrain Solar Energy Co. Ltd., Class A (a)	17,600	52,245
Jiangsu Sunrain Solar Energy Co. Ltd., Class A (a)	10,800	32,059
Jiangsu Wuzhong Industrial Co., Class A (a)	12,000	65,706
Jiangsu Wuzhong Industrial Co., Class A (a)	47,800	261,730
Jihua Group Corp. Ltd., Class A (a)	94,900	156,010
Jihua Group Corp. Ltd., Class A (a)	53,600	88,116
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A (a)	54,000	189,307
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A (a)	15,500	54,338

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial (Continued)
Kaile Science & Technology Co. Ltd. Hubei, Class A (a)	26,900	$84,625
Kaile Science & Technology Co. Ltd. Hubei, Class A (a)	15,200	47,818
Keda Clean Energy Co. Ltd., Class A (a)	34,200	148,199
Keda Clean Energy Co. Ltd., Class A (a)	19,400	84,066
North Electro-Optic Co. Ltd., Class A*	9,900	61,794
North Navigation Control Technology Co. Ltd., Class A (a)	12,600	112,838
North Navigation Control Technology Co. Ltd., Class A (a)	23,200	207,765
ORG Packaging Co. Ltd., Class A	38,454	192,813
Palm Landscape Architecture Co. Ltd., Class A*	14,700	84,545
Puyang Refractories Group Co. Ltd., Class A	32,700	55,762
Qingdao Hanhe Cable Co. Ltd., Class A	14,600	43,104
Rongxin Power Electronic Co. Ltd., Class A*	38,000	149,155
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	38,500	163,665
Shandong Jinjing Science & Technology Co. Ltd., Class A*(a)	71,200	98,785
Shandong Jinjing Science & Technology Co. Ltd., Class A*(a)	24,700	34,270
Shandong Molong Petroleum Machinery Co. Ltd., Class A*	20,400	45,878
Shanghai Aerospace Automobile Electromechanical Co., Class A	65,100	161,424
Shanghai Feilo Acoustics Co. Ltd., Class A (a)	50,200	148,693
Shanghai Feilo Acoustics Co. Ltd., Class A (a)	15,800	46,799
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A (a)	19,700	120,167
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A (a)	11,300	68,928
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A*(a)	16,100	46,026
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A*(a)	37,199	106,343
Shanghai Tunnel Engineering Co. Ltd., Class A (a)	118,500	416,188
Shanghai Tunnel Engineering Co. Ltd., Class A (a)	30,500	107,120
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	160,000	245,995
Shanghai Zhixin Electric Co. Ltd., Class A (a)	45,960	117,301
Shanghai Zhixin Electric Co. Ltd., Class A (a)	26,100	66,613
Shantui Construction Machinery Co. Ltd., Class A*	95,500	149,448
Shengyi Technology Co. Ltd., Class A (a)	29,700	56,731
Shengyi Technology Co. Ltd., Class A (a)	52,400	100,091
Shenzhen Desay Battery Technology Co., Class A	12,000	120,803

	Number of Shares	Value
Industrial (Continued)
Shenzhen Everwin Precision Technology Co. Ltd., Class A	24,500	$158,103
Shenzhen Hifuture Electric Co. Ltd., Class A*	51,000	156,164
Shenzhen Hongtao Decoration Co. Ltd., Class A*	35,800	169,629
Shenzhen Huaqiang Industry, Class A*	16,000	125,605
Shenzhen Laibao Hi-tech Co. Ltd., Class A	38,200	130,475
Shenzhen Tagen Group Co. Ltd., Class A	37,300	163,197
Shenzhen Yantian Port Holding Co. Ltd., Class A	74,900	132,315
Shuangliang Eco-Energy Systems Co. Ltd., Class A (a)	6,400	26,298
Shuangliang Eco-Energy Systems Co. Ltd., Class A (a)	28,200	115,875
Sichuan Road & Bridge Co. Ltd., Class A*(a)	55,800	66,076
Sichuan Road & Bridge Co. Ltd., Class A*(a)	31,500	37,301
Sieyuan Electric Co. Ltd., Class A	35,100	112,913
Sinoma International Engineering Co. Ltd., Class A (a)	8,500	24,312
Sinoma International Engineering Co. Ltd., Class A (a)	28,700	82,088
Sinotrans Air Transportation Development Co. Ltd., Class A (a)	22,400	106,678
Sinotrans Air Transportation Development Co. Ltd., Class A (a)	12,600	60,007
SUFA Technology Industry Co. Ltd. CNNC, Class A	25,520	191,858
Suzhou Anjie Technology Co. Ltd., Class A	14,100	57,073
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,100	126,159
Taiyuan Heavy Industry Co. Ltd., Class A (a)	104,700	187,323
Taiyuan Heavy Industry Co. Ltd., Class A (a)	59,000	105,559
Telling Telecommunication Holding Co. Ltd., Class A*	61,800	225,924
Tian Di Science & Technology Co. Ltd., Class A (a)	21,600	76,629
Tian Di Science & Technology Co. Ltd., Class A (a)	31,292	111,013
Tianjin Benefo Tejing Electric Co. Ltd., Class A (a)	5,600	29,118
Tianjin Benefo Tejing Electric Co. Ltd., Class A (a)	12,000	62,396
Tianjin Capital Environmental Protection Group Co. Ltd., Class A (a)	15,300	37,222
Tianjin Capital Environmental Protection Group Co. Ltd., Class A (a)	26,700	64,957
Tianma Bearing Group Co. Ltd., Class A	64,800	120,014
Tianma Microelectronics Co. Ltd., Class A	32,700	147,080
Wolong Electric Group Co. Ltd., Class A (a)	34,100	102,215
Wolong Electric Group Co. Ltd., Class A (a)	19,337	57,963
Wuhu Token Science Co. Ltd., Class A*	18,100	93,442
WUS Printed Circuit Kunshan Co. Ltd., Class A	80,640	132,698

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Industrial (Continued)
Xiamen Faratronic Co. Ltd., Class A (a)	8,000	$50,735
Xiamen Faratronic Co. Ltd., Class A (a)	4,500	28,538
Xi’an Shaangu Power Co. Ltd., Class A (a)	40,600	79,124
Xi’an Shaangu Power Co. Ltd., Class A (a)	22,500	43,849
Xiangtan Electric Manufacturing Co. Ltd., Class A (a)	8,500	31,046
Xiangtan Electric Manufacturing Co. Ltd., Class A (a)	19,700	71,954
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A (a)	34,200	53,519
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A (a)	18,900	29,577
Xinjiang Tianshan Cement Co. Ltd., Class A	59,500	118,453
Xinjiang Urban Construction Group Co. Ltd., Class A (a)	33,300	102,664
Xinjiang Urban Construction Group Co. Ltd., Class A (a)	18,900	58,269
Yechiu Metal Recycling China Ltd., Class A	20,540	70,681
Yintai Resources Co. Ltd., Class A	42,000	168,447
Zhejiang Crystal-Optech Co. Ltd., Class A	29,700	206,609
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A	40,000	119,384
Zhejiang Hailiang Co. Ltd., Class A	42,500	87,695
Zhejiang Sanhua Co. Ltd., Class A	62,580	176,781
Zhejiang Wanma Co. Ltd., Class A	45,300	268,212
Zhejiang Yankon Group Co. Ltd., Class A (a)	30,450	49,370
Zhejiang Yankon Group Co. Ltd., Class A (a)	53,385	86,556
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (a)	50,900	104,945
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (a)	28,800	59,380
Zhongli Science and Technology Group Co. Ltd., Class A	27,400	135,619
Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,600	78,052
Zhuzhou Times New Material Technology Co. Ltd., Class A (a)	37,500	187,485
Zhuzhou Times New Material Technology Co. Ltd., Class A (a)	7,200	35,997

		22,304,853

Technology — 8.4%
Accelink Technologies Co. Ltd., Class A*	7,800	81,643
Beijing Teamsun Technology Co. Ltd., Class A (a)	51,900	401,066
Beijing Teamsun Technology Co. Ltd., Class A (a)	10,000	77,277
Bright Oceans Inter-Telecom Corp., Class A (a)	9,000	43,820
Bright Oceans Inter-Telecom Corp., Class A (a)	21,000	102,247
China Greatwall Computer Shenzhen Co. Ltd., Class A*	63,100	222,430
China National Software & Service Co. Ltd., Class A*(a)	5,000	49,940

	Number of Shares	Value
Technology (Continued)
China National Software & Service Co. Ltd., Class A*(a)	17,600	$175,787
EGing Photovoltaic Technology Co. Ltd., Class A*(a)	14,360	48,720
EGing Photovoltaic Technology Co. Ltd., Class A*(a)	8,100	27,481
Founder Technology Group Corp., Class A	208,200	419,524
Fujian Newland Computer Co. Ltd., Class A	35,100	313,258
Greatwall Information Industry Co. Ltd., Class A	62,400	372,477
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	26,100	45,097
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	43,480	75,126
Inspur Electronic Information Industry Co. Ltd., Class A	46,000	327,273
Invengo Information Technology Co. Ltd., Class A	56,500	224,961
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A (a)	12,000	52,813
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A (a)	61,500	270,666
Jiangsu Hongtu High Technology Co. Ltd., Class A (a)	32,000	91,583
Jiangsu Hongtu High Technology Co. Ltd., Class A (a)	56,300	161,130
Julong Co. Ltd., Class A	21,095	163,356
Mesnac Co. Ltd., Class A	55,600	186,036
NavInfo Co. Ltd., Class A	31,600	356,861
Shanghai Belling Co. Ltd., Class A (a)	18,900	85,467
Shanghai Belling Co. Ltd., Class A (a)	33,100	149,680
Shanghai East-China Computer Co. Ltd., Class A*(a)	5,800	84,682
Shanghai East-China Computer Co. Ltd., Class A*(a)	3,600	52,561
Shanghai Kingstar Winning Software Co. Ltd., Class A	30,950	354,863
Shenghe Resources, Class A*	16,800	99,930
Shenzhen Kaifa Technology Co. Ltd., Class A	38,400	92,926
Taiji Computer Corp. Ltd., Class A	9,200	146,197
Wonders Information Co. Ltd., Class A*	32,700	740,360
Wuhan Guide Infrared Co. Ltd., Class A*	15,700	99,744
Xi’an LONGi Silicon Materials Co. Ltd., Class A (a)	54,800	173,457
Xi’an LONGi Silicon Materials Co. Ltd., Class A (a)	34,300	108,569
YGSOFT, Inc., Class A*	35,600	275,967
Youzu Interactive Co. Ltd., Class A*	4,700	85,326

		6,840,301

Utilities — 2.8%
An Hui Wenergy Co. Ltd., Class A	49,700	148,575
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	51,000	208,492
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	79,000	140,450

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2015

	Number of Shares	Value
Utilities (Continued)
Guangdong Golden Dragon Development, Inc., Class A*	43,100	$297,462
Harbin Hatou Investment Co. Ltd., Class A (a)	16,900	60,228
Harbin Hatou Investment Co. Ltd., Class A (a)	11,700	41,696
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A (a)	67,950	151,938
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A (a)	122,200	273,242
Shanghai Electric Power Co. Ltd., Class A (a)	22,500	103,961
Shanghai Electric Power Co. Ltd., Class A (a)	37,000	170,957
Top Energy Co. Ltd., Class A (a)	35,300	59,683
Top Energy Co. Ltd., Class A (a)	9,000	15,216
Xinjiang Tianfu Energy Co. Ltd., Class A (a)	32,700	74,911
Xinjiang Tianfu Energy Co. Ltd., Class A (a)	18,801	43,071
Zhefu Holding Group Co. Ltd., Class A	102,700	275,038
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	28,100	86,814
Zhongshan Public Utilities Group Co. Ltd., Class A	30,000	155,602

		2,307,336

TOTAL COMMON STOCKS (Cost $52,777,982)		78,540,951

TOTAL INVESTMENTS — 96.0%
(Cost $52,777,982)		$78,540,951
Other assets and liabilities, Net — 4.0%		3,232,000

NET ASSETS — 100.0%		$81,772,951

* Non-income producing security.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF

May 31, 2015

	Number of Shares	Value
COMMON STOCKS — 35.4%
Basic Materials — 0.6%
Aluminum Corp. of China Ltd., Class H*	21,053	$12,680
CITIC Ltd.	11,964	23,084
Fosun International Ltd.*(a)	10,023	25,828
Jiangxi Copper Co. Ltd., Class H	7,036	13,957
Nine Dragons Paper Holdings Ltd.	8,718	7,994
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,657	9,144
Zijin Mining Group Co. Ltd., Class H	31,186	13,917

		106,604

Communications — 10.5%
Alibaba Group Holding Ltd., ADR*	3,385	302,348
Baidu, Inc., ADR*	1,481	292,349
Bitauto Holdings Ltd., ADR*	110	6,659
China Communications Services Corp. Ltd., Class H	12,766	6,997
China Mobile Ltd.	32,789	431,765
China Telecom Corp. Ltd., Class H	74,081	50,351
China Unicom (Hong Kong) Ltd.	31,958	53,912
Ctrip.com International, Ltd., ADR*	763	60,941
JD.com, Inc., ADR*	1,776	59,816
Qihoo 360 Technology Co. Ltd., ADR*	408	21,236
SINA Corp.*	354	14,419
Sohu.com, Inc.*	165	10,507
Tencent Holdings Ltd.	27,520	552,626
Vipshop Holdings Ltd., ADR*	1,314	32,810
Youku Tudou, Inc., ADR*	870	23,464
ZTE Corp., Class H	3,360	11,679

		1,931,879

Consumer, Cyclical — 1.8%
Air China Ltd., Class H	9,742	11,974
Alibaba Pictures Group Ltd.*	28,072	12,056
Anta Sports Products Ltd.	5,331	12,362
Belle International Holdings Ltd.	24,763	31,618
Brilliance China Automotive Holdings Ltd.	16,097	25,120
Byd Co. Ltd., Class H	3,243	22,795
China Resources Enterprise Ltd.	6,462	19,419
China Southern Airlines Co. Ltd., Class H	9,697	9,942
Dongfeng Motor Group Co. Ltd., Class H	14,482	23,683
Geely Automobile Holdings Ltd.	28,190	14,616
GOME Electrical Appliances Holding Ltd.	63,372	16,592
Great Wall Motor Co. Ltd., Class H	5,515	35,599
Guangzhou Automobile Group Co. Ltd., Class H	11,815	12,084
Haier Electronics Group Co. Ltd.	6,470	19,609
Jumei International Holding Ltd., ADR*	430	9,688
Shanghai Pharmaceuticals Holding Co. Ltd., Class H*	3,679	12,194
Shenzhou International Group Holdings Ltd.	2,987	14,755
Sun Art Retail Group Ltd.	12,731	11,198
Weichai Power Co. Ltd., Class H (a)	2,593	9,682

		324,986

	Number of Shares	Value
Consumer, Non-cyclical — 1.9%
China Agri-Industries Holdings Ltd.	12,611	$7,612
China Conch Venture Holdings Ltd.	3,853	12,051
China Huishan Dairy Holdings Co. Ltd.	34,399	7,143
China Medical System Holdings Ltd.	5,800	9,679
China Mengniu Dairy Co. Ltd.	7,322	41,787
COSCO Pacific Ltd.	9,418	13,580
CSPC Pharmaceutical Group Ltd.	22,076	22,720
Hengan International Group Co. Ltd.	3,921	45,058
Jiangsu Expressway Co. Ltd., Class H	6,523	9,086
Luye Pharma Group Ltd.*	7,091	7,719
New Oriental Education & Technology Group, Inc., ADR*	719	17,134
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,055	8,857
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,152	9,270
Sihuan Pharmaceutical Holdings Group Ltd.	15,224	9,740
Sino Biopharmaceutical Ltd.	15,827	18,759
Sinopharm Group Co. Ltd., Class H	6,367	30,383
Tingyi Cayman Islands Holding Corp.*	10,470	22,226
Tsingtao Brewery Co. Ltd., Class H	1,923	12,326
Want Want China Holdings Ltd.	31,695	35,768
Zhejiang Expressway Co. Ltd., Class H	7,654	11,925

		352,823

Diversified — 0.3%
China Merchants Holdings International Co. Ltd.	6,159	27,166
Goldin Properties Holdings Ltd.*	7,618	24,366

		51,532

Energy — 2.9%
China Coal Energy Co. Ltd., Class H*	14,249	8,637
China Longyuan Power Group Corp., Class H*	16,938	20,950
China Oilfield Services Ltd., Class H	9,668	17,955
China Petroleum & Chemical Corp., Class H	136,197	119,972
China Shenhua Energy Co. Ltd., Class H	18,142	44,597
CNOOC Ltd.	95,335	149,022
GCL-Poly Energy Holdings Ltd.*	57,880	15,452
Kunlun Energy Co. Ltd.	17,237	18,718
PetroChina Co. Ltd., Class H	112,631	133,496
Sinopec Engineering Group Co. Ltd., Class H	6,628	6,505
Yanzhou Coal Mining Co. Ltd., Class H	9,931	8,799

		544,103

Financial — 13.1%
Agricultural Bank of China Ltd., Class H	123,068	66,822
Bank of China Ltd., Class H	424,077	281,673
Bank of Communications Co. Ltd., Class H	46,725	44,473
China Cinda Asset Management Co. Ltd., Class H*	46,682	29,561
China CITIC Bank Corp. Ltd., Class H*	43,694	36,968
China Construction Bank Corp., Class H	449,193	451,299
China Everbright Bank Co. Ltd., Class H	18,333	11,633

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
Financial (Continued)
China Everbright Ltd.	4,947	$19,683
China Galaxy Securities Co. Ltd., Class H	17,733	30,052
China Life Insurance Co. Ltd., Class H	39,722	190,832
China Merchants Bank Co. Ltd., Class H	24,507	74,593
China Minsheng Banking Corp. Ltd., Class H	31,461	43,335
China Overseas Land & Investment Ltd.	21,055	76,305
China Pacific Insurance Group Co. Ltd., Class H	14,074	72,515
China Resources Land Ltd.	14,799	47,907
China Taiping Insurance Holdings Co. Ltd.*	8,633	35,184
China Vanke Co. Ltd., Class H*	7,019	18,512
Chongqing Rural Commercial Bank Co. Ltd., Class H	13,416	10,901
CITIC Securities Co. Ltd., Class H	5,975	25,391
Country Garden Holdings Co. Ltd.	30,145	13,880
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	1,567	12,854
Evergrande Real Estate Group Ltd. (a)	27,333	17,802
Far East Horizon Ltd.	9,666	9,400
Franshion Properties China Ltd.	19,363	7,542
GF Securities Co. Ltd., Class H*	4,996	16,946
Guangzhou R&F Properties Co. Ltd., Class H	5,419	6,346
Haitong Securities Co. Ltd., Class H*	8,816	27,971
Industrial & Commercial Bank of China Ltd., Class H	393,829	342,851
Longfor Properties Co. Ltd.*	7,752	12,777
New China Life Insurance Co. Ltd., Class H*	4,140	26,430
New World China Land Ltd.	13,910	9,203
People’s Insurance Co. (Group) of China Ltd., Class H	34,937	24,782
PICC Property & Casualty Co. Ltd., Class H	18,415	42,228
Ping An Insurance Group Co. of China Ltd., Class H	13,914	204,753
Shanghai Industrial Holdings Ltd.	2,601	10,013
Shimao Property Holdings Ltd.	7,414	15,911
Shui On Land Ltd. (a)	19,221	6,074
Sino-Ocean Land Holdings Ltd.	18,008	12,867
Soho China Ltd.	11,102	7,575
Sunac China Holdings Ltd.	9,937	11,675
Yuexiu Property Co. Ltd.	36,410	8,452

		2,415,971

Industrial — 2.0%
AAC Technologies Holdings, Inc.	3,933	21,989
Anhui Conch Cement Co. Ltd., Class H*	6,590	27,622
AviChina Industry & Technology Co. Ltd., Class H	11,321	14,382
BBMG Corp., Class H*	6,242	6,988
Beijing Capital International Airport Co. Ltd., Class H	8,026	9,606
China Communications Construction Co. Ltd., Class H	23,635	40,846
China COSCO Holdings Co. Ltd., Class H*	13,775	10,340

	Number of Shares	Value
Industrial (Continued)
China Everbright International Ltd.	13,164	$24,957
China International Marine Containers Group Co. Ltd., Class H	2,672	7,650
China National Building Material Co. Ltd., Class H	15,369	16,393
China Railway Construction Corp. Ltd., Class H	10,529	19,418
China Railway Group Ltd., Class H	21,337	27,574
China Resources Cement Holdings Ltd.	10,462	6,436
China Shipping Container Lines Co. Ltd., Class H*	20,023	9,167
China State Construction International Holdings Ltd.	9,638	16,980
CSR Corp. Ltd., Class H	17,882	34,595
Haitian International Holdings Ltd.	3,407	8,375
Shanghai Electric Group Co. Ltd., Class H	15,076	15,886
Sinotrans Ltd., Class H	9,732	7,594
Yangzijiang Shipbuilding Holdings Ltd.	10,241	10,977
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,775	22,798

		360,573

Technology — 1.0%
Alibaba Health Information Technology Ltd.*	13,088	18,095
Hanergy Thin Film Power Group Ltd.*	56,247	28,364
Kingsoft Corp. Ltd.	3,478	13,950
Lenovo Group Ltd.	35,580	56,442
NetEase, Inc., ADR	421	59,534
Semiconductor Manufacturing International Corp.*	134,056	15,388

		191,773

Utilities — 1.3%
Beijing Enterprises Holdings Ltd.	2,742	23,994
Beijing Enterprises Water Group Ltd.*	23,243	19,635
CGN Power Co. Ltd., Class H, 144A*	35,756	22,320
China Gas Holdings Ltd.	9,347	16,105
China Power International Development Ltd.*	17,008	12,371
China Resources Gas Group Ltd.	4,748	14,635
China Resources Power Holdings Co. Ltd.	10,244	28,471
Datang International Power Generation Co. Ltd., Class H	15,044	8,809
ENN Energy Holdings Ltd.	4,047	27,194
Guangdong Investment Ltd.	15,025	21,044
Huadian Power International Corp. Ltd., Class H	8,708	10,063
Huaneng Power International, Inc., Class H	18,835	25,215
Huaneng Renewables Corp. Ltd., Class H	21,262	9,954

		239,810

TOTAL COMMON STOCKS (Cost $5,973,187)		6,520,054

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

May 31, 2015

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 64.3%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)	175,446	$8,759,229
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(b)	46,985	3,073,688

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,613,096)		11,832,917

SECURITIES LENDING COLLATERAL — 38.8%
Daily Assets Fund Institutional, 0.14% (c)(d) (Cost $7,138,143)	7,138,143	7,138,143

TOTAL INVESTMENTS — 138.5% (Cost $22,724,426)		$25,491,114
Other assets and liabilities, Net — (38.5%)		(7,085,902)

NET ASSETS — 100.0%		$18,405,212

* Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $6,930,430, which is 37.7% of net assets.

(b) Affiliated fund advised by DBX Advisors LLC.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR — American Depositary Receipt.

See Notes to Financial Statements.	34

This Page is Intentionally Left Blank

35

DBX ETF Trust

Statements of assets and liabilities

May 31, 2015

	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at fair value	$1,395,469,431		$78,540,951		$6,520,054
Investment in affiliated securities at fair value (See Note 5)	—		—		11,832,917
Investment in Daily Assets Fund Institutional*	—		—		7,138,143
Cash	653,217		158,736		—
Foreign currency at value	16,031,188	†	3,140,234	†	—
Receivables:
Dividends	—		1,457		7,810
Investment securities sold	—		—		4,397,825
Capital shares	—		—		4,727,579
Interest	615		—		16,602

Total Assets	$1,412,154,451		$81,841,378		$34,640,930

Liabilities
Payable upon return of securities loaned	$—		$—		$7,138,143
Payables:
Investment advisory fees	866,393		39,555		2,780
Deferred foreign tax payable	592,054		28,872		—
Due to authorized participant	230,566		—		—
Investment securities purchased	68,305		—		5,334,308
Due to custodian	—		—		721,778
Capital shares	—		—		2,301,448
Foreign currency due to custodian at value	—		—		737,261

Total Liabilities	1,757,318		68,427		16,235,718

Net Assets	$1,410,397,133		$81,772,951		$18,405,212

Net Assets Consist of
Paid-in capital	$797,784,988		$53,513,771		$15,706,721
Undistributed net investment income	—		236,358		28,257
Accumulated net realized gain (loss) on investments and foreign currency transactions	20,166,699		2,284,594		(96,928)
Net unrealized appreciation on investments and foreign currency translations (net of deferred foreign taxes of $505,615, $27,063 and $0 respectively)	592,445,446		25,738,228		2,767,162

Net Assets	$1,410,397,133		$81,772,951		$18,405,212

Number of Common Shares outstanding	28,250,001		1,250,001		400,001

Net Assets Value	$49.93		$65.42		$46.01

Investments in non-affiliated securities at cost	$802,468,109		$52,777,982		$5,973,187

Investments in affiliated securities at cost	$—		$—		$9,613,096

Market Value of Securities Loaned	$—		$—		$6,930,430

Investment in Daily Assets Fund Institutional at cost*	$—		$—		$7,138,143

Foreign currency at cost	$15,980,286		$3,136,097		$(736,790)

*	Represents collateral on securities loaned.
†	Included in foreign currency at value is $169,947 and $9,630 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of operations

For the Year Ended May 31, 2015

	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$27,796		$1,582		$—
Unaffiliated dividend income*	7,520,833		123,743		61,004
Income distributions from affiliated funds	—		—		10,208
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	—		—		16,602

Total Investment Income	7,548,629		125,325		87,814

Expenses
Investment advisory fees	5,668,158		198,691		43,924
Interest Expense	12,025		54		—

Total Expenses	5,680,183		198,745		43,924
Less fees waived (See Note 3):
Waiver	—		—		(24,719)

Net Expenses	5,680,183		198,745		19,205

Net Investment Income (Loss)	1,868,446		(73,420)		68,609

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	29,430,256	**	2,747,597	**	(114,751)
Payment by affiliate (see Note 10)	—		—		572
Sale of affiliated funds	—		—		11,206
In-kind redemptions	—		—		452,041
In-kind redemptions of affiliated funds	—		—		1,577,220
Foreign currency transactions	(166,078)		7,383		(346)
Capital gain distributions from affiliated funds	—		—		2,871

Net realized gain (loss)	29,264,178		2,754,980		1,928,813
Net change in unrealized appreciation (depreciation) on:
Investments	610,003,865	***	25,542,095	***	2,689,480
Foreign currency translations	(44,845)		2,913		479

Net change in unrealized appreciation (depreciation)	609,959,020		25,545,008		2,689,959

Net realized and unrealized gain on investments and foreign currency transactions	639,223,198		28,299,988		4,618,772

Net Increase in Net Assets Resulting from Operations	$641,091,644		$28,226,568		$4,687,381

* Foreign tax withheld	$898,914		$17,403		$5,506
** Net of deferred foreign taxes	$83,573		$1,801		—
*** Net of change in deferred foreign taxes	$453,261		$24,876		—

See Notes to Financial Statements.	37

DBX ETF Trust

Statement of cash flows

For the Year Ended May 31, 2015

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Increase (Decrease) in Cash:
Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$28,226,568

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of long-term investments	(78,671,519)
Proceeds from sales and maturities of long-term investments	35,736,549
(Increase) decrease in dividends receivable	(1,457)
Increase (decrease) in investment advisory fees	37,718
Change in unrealized (appreciation) depreciation on investments	(25,517,372)
(Increase) decrease in deferred foreign taxes	(26,524)
Net realized (gain) loss from investments	(2,745,796)

Cash provided (used) by operating activities	(42,961,833)

Cash Flows from Financing Activities
Proceeds from shares sold	77,518,004
Value of shares redeemed	(31,516,705)
Distributions paid	(165,256)

Cash provided (used) by financing activities	45,836,043

Increase (decrease) in cash	2,874,210
Cash at beginning of period (including foreign currency)	424,760

Cash at end of period (including foreign currency)	$3,298,970

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
	Year Ended May 31, 2015	For the Period November 6, 2013(1) to May 31, 2014	Year Ended May 31, 2015	For the Period May 21, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,868,446	$(370,444)	$(73,420)	$5,901
Net realized gain (loss)	29,264,178	(8,462,221)	2,754,980	(3,054)
Net change in unrealized appreciation (depreciation)	609,959,020	(17,513,574)	25,545,008	193,220

Net increase (decrease) in net assets resulting from operations	641,091,644	(26,346,239)	28,226,568	196,067

Distributions to Shareholders from
Net investment income	(2,530,476)	—	(30,280)	—
Net realized gains	—	—	(134,976)	—

Total distributions	(2,530,476)	—	(165,256)	—

Fund Shares Transactions
Proceeds from shares sold	969,607,417	237,857,389	77,518,004	7,514,248
Value of shares redeemed	(350,563,989)	(58,718,638)	(31,516,705)	—

Net increase in net assets resulting from fund share transactions	619,043,428	179,138,751	46,001,299	7,514,248

Total increase in Net Assets	1,257,604,596	152,792,512	74,062,611	7,710,315

Net Assets
Beginning of period	152,792,537	25	7,710,340	25

End of period	$1,410,397,133	$152,792,537	$81,772,951	$7,710,340

Undistributed net investment income	$—	$—	$236,358	$4,766

Net investment loss	$—	$(652,661)	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,950,001	1	300,001	1
Shares sold	31,350,000	9,500,000	1,650,000	300,000
Shares redeemed	(10,050,000)	(2,550,000)	(700,000)	—

Shares outstanding, end of period	28,250,001	6,950,001	1,250,001	300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers MSCI All China Equity ETF
	Year Ended May 31, 2015	For the Period April 30, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$68,609	$14,167
Net realized gain (loss)	1,928,813	47,763
Net change in unrealized appreciation (depreciation)	2,689,959	77,203

Net increase (decrease) in net assets resulting from operations	4,687,381	139,133

Distributions to Shareholders from
Net investment income	(70,374)	—
Net realized gains	(9,598)	—

Total distributions	(79,972)	—

Fund Shares Transactions
Proceeds from shares sold	16,983,988	7,493,452
Value of shares redeemed	(8,288,839)	(2,529,956)

Net increase in net assets resulting from fund share transactions	8,695,149	4,963,496

Total increase in Net Assets	13,302,558	5,102,629

Net Assets
Beginning of period	5,102,654	25

End of period	$18,405,212	$5,102,654

Undistributed net investment income	$28,257	$14,305

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1
Shares sold	450,000	300,000
Shares redeemed	(250,000)	(100,000)

Shares outstanding, end of period	400,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	40

DBX ETF Trust

Financial highlights

For a Share outstanding throughout each period

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Year Ended May 31, 2015	For the Period November 6, 2013* to May 31, 2014
Net Asset Value, beginning of period	$21.98	$25.00

Income from Investment Operations:
Net investment income (loss)**	0.09	(0.05)
Net realized and unrealized gain (loss)	27.96	(2.97)

Net increase (decrease) in net asset value from operations	28.05	(3.02)

Distributions paid to shareholders from:
Net investment income	(0.10)	—

Total distributions	(0.10)	—

Net Asset Value, end of period	$49.93	$21.98

Total Return***	127.82%	(12.08	)%†††

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$1,410,397	$152,793
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.80%	0.92	%†
Expenses, prior to fee waiver and expense reimbursements	0.80%	0.96	%†
Net investment income (loss)	0.26%	(0.38	)%†
Portfolio turnover rate	58%	42	%††

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Year Ended May 31, 2015	For the Period May 21, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.70	$25.00

Income from Investment Operations:
Net investment income (loss)**	(0.12)	0.02
Net realized and unrealized gain (loss)	40.05	0.68

Net increase in net asset value from operations	39.93	0.70

Distributions paid to shareholders from:
Net investment income	(0.04)
Net realized gains	(0.17)

Total distributions	(0.21)	—

Net Asset Value, end of period	$65.42	$25.70

Total Return***	155.99%	2.80%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$81,773	$7,710
Ratios to average net assets:
Expenses	0.80%	0.80	%†
Net investment income (loss)	(0.30)%	2.57	%†
Portfolio turnover rate	131%	0	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Not annualized.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	41

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers MSCI All China Equity ETF	Year Ended May 31, 2015		For the Period April 30, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.51		$25.00

Income from Investment Operations:
Net investment income**	0.32		0.06
Net realized and unrealized gain (loss)	20.58		0.45

Net increase in net asset value from operations	20.90		0.51

Distributions paid to shareholders from:
Net investment income	(0.35)		—
Net realized gains	(0.05)		—

Total distributions	(0.40)		—

Net Asset Value, end of period	$46.01		$25.51

Total Return***	82.48	%†††	2.04	%†††

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$18,405		$5,103
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements (a)	0.26%		0.30	%†
Expenses, prior to fee waiver and expense reimbursements (a)	0.60%		0.60	%†
Net investment income	0.94%		2.73	%†
Portfolio turnover rate††	20%		2	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.
(a)	The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See Notes to Financial Statements.	42

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2015, the Trust consists of twenty-three non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Deutsche X-trackers MSCI All China Equity ETF	MSCI All China Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

MSCI is the creator of the MSCI All China Index. The MSCI All China Index captures large and mid-cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The Underlying Index includes: A shares, B shares, H shares, Red chips and P chips share classes as well as securities of Chinese Companies listed in the U.S. and Singapore. With over 600 constituents, the Underlying index is comprehensive, aiming to cover the global large and mid-cap China equity opportunity set. The MSCI All China Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI or CSI and DBX, as applicable. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for

43

DBX ETF Trust

Notes to financial statements (Continued)

certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Investment in Securities
Common Stocks*	$1,312,916,939	$—	$82,552,492	$1,395,469,431

Total Investments	$1,312,916,939	$—	$82,552,492	$1,395,469,431

*	See Schedule of Investments for additional detailed categorizations.

44

DBX ETF Trust

Notes to financial statements (Continued)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	30,253
Purchases	43,072,295
Sales	(14,350,288)
Realized gain (loss)	1,357,850
Change in unrealized gain (loss)	45,943,359
Transfers into Level 3 (a)	6,499,023
Transfers out of Level 3	—
Balance at May 31, 2015	82,552,492
Change in unrealized gain (loss) related to Investments still held at May 31, 2015	45,943,270

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $6,499,023. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Qualitative Disclosure About Unobservable Inputs

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted or unadjusted for proxy based on time halted and movement of the proxy with a range of 0% to 85% with a weighted average range of approximately
5.7%. A significant change between last traded price, adjusted or unadjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

Quantitative Disclosure About Significant Unobservable Inputs

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Asset Class	Fair Value at 5/31/15	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$19,280,642	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Consumer Staples	$2,031,257	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Energy	$6,509,097	Market Approach	Last Traded Price Not Adjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Financials	$9,962,481	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Industrials	$31,544,640	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Information Technology	$7,742,776	Market Approach	Last Traded Price Not Adjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Materials	$4,617,447	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Utilities	$864,152	Market Approach	Last Traded Price Not Adjusted for Proxy; Proxy adjustment based on time halted and movement of proxy

45

DBX ETF Trust

Notes to financial statements (Continued)

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Investment in Securities
Common Stocks*	$69,611,730	$—	$8,929,221	$78,540,951

Total Investments	$69,611,730	$—	$8,929,221	$78,540,951

*	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	—
Purchases	7,687,083
Sales	(3,626,093)
Realized gain (loss)	243,388
Change in unrealized gain (loss)	3,782,738
Transfers into Level 3 (a)	842,105
Transfers out of Level 3	—
Balance at May 31, 2015	8,929,221
Change in unrealized gain (loss) related to Investments still held at May 31, 2015	3,782,738

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $842,105. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Qualitative Disclosure About Unobservable Inputs

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted or unadjusted for proxy based on time halted and movement of the proxy with a range of 0% to 166% with a weighted average range of approximately
7.3%. A significant change between last traded price, adjusted or unadjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

Quantitative Disclosure About Significant Unobservable Inputs

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

Asset Class	Fair Value at 5/31/15	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$1,382,368	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Consumer Staples	$590,639	Market Approach	Last Traded Price Not Adjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Energy	$106,446	Market Approach	Last Traded Price Not Adjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Financials	$610,684	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Health Care	$1,136,411	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Industrials	$2,164,575	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy

46

DBX ETF Trust

Notes to financial statements (Continued)

Asset Class	Fair Value at 5/31/15	Valuation Technique	Unobservable Input
Common Stock: Information Technology	$1,798,171	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Materials	$999,477	Market Approach	Last Traded Price Adjusted or Unadjusted for Proxy; Proxy adjustment based on time halted and movement of proxy
Common Stock: Utilities	$140,450	Market Approach	Last Traded Price Not Adjusted for Proxy; Proxy adjustment based on time halted and movement of proxy

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers MSCI All China Equity ETF
Investment in Securities
Common Stocks*	$6,424,560	$—	$95,494	$6,520,054
Exchange-Traded Funds	11,832,917	—	—	11,832,917
Securities Lending Collateral	7,138,143	—	—	7,138,143

Total Investments	$25,395,620	$—	$95,494	$25,491,114

*	See Schedule of Investments for additional detailed categorizations.

(a)	During the year ended May 31, 2015, the amount of transfers between Level 1 and Level 3 was $20,695. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

47

DBX ETF Trust

Notes to financial statements (Continued)

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the year ended May 31, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ investments in China A-Shares (including the Deutsche X-trackers MSCI All China Equity ETF though its investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF) will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ investments include withholding taxes on dividends and interest earned by the Funds, withholding taxes on capital gains, business tax and stamp tax.

China generally imposes withholding tax at a rate of 10% on dividends and interest on corporate bonds derived by Qualified Foreign Institutional Investors (“QFII”) from issuers resident in China, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an Renminbi Qualified Foreign Institutional Investor (“RQFII”), but it is expected that the authorities requiring such withholding with respect to QFIIs and nonresident enterprises generally would be followed in the case of an RQFII that is not a PRC resident for tax purposes and does not have a place of business, an establishment or a permanent establishment in the People’s Republic of China (“PRC”) pursuant to the domestic income tax rules. It is generally expected that such taxes will be withheld by the payor.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from PRC Withholding Income Tax (WHT) with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Thus, the Funds reserve a portion of gains from investments in A-Shares of “land-rich” enterprises disposed of, prior to November 17, 2014, at a rate of 10% to meet WHT liabilities. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. It should be noted that the above treaty relief on gross realized gains derived from the disposal of non land-rich A-Share companies is subject to the approval of the PRC tax authorities. The Funds’ withholding provision with respect to such investments may be excessive or inadequate to meet liabilities for those WHT. The Funds could be subject to WHT liability in excess of the amount reserved. The impact of any such WHT liability on the Funds’ return could be substantial.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, to clarify the subject matter may adversely affect the Fund and its shareholders. The applicability of reduced treaty rates of withholding in the case of an RQFII acting for a foreign investor such as the Funds is also uncertain.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

48

DBX ETF Trust

Notes to financial statements (Continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Deutsche X-trackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2015, the Deutsche X-trackers MSCI All China Equity ETF had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Ltd. serves as investment sub-advisor (the “Sub-Advisor”) to the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Management Fee
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.80%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.80%
Deutsche X-trackers MSCI All China Equity ETF	0.60%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses and other extraordinary expenses.

The Advisor for the Deutsche X-trackers MSCI All China Equity ETF has contractually agreed to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the year ended May 31, 2015, the Advisor reimbursed $24,719 of expenses to the Fund. The Expense Limit will remain in effect until at least May 1, 2016.

49

DBX ETF Trust

Notes to financial statements (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The funds paid retainer fees and attendance fees to each Independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

The tax character of dividends and distributions declared for the year ended May 31, 2015 were as follows:

Ordinary Income
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$2,530,476
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	165,256
Deutsche X-trackers MSCI All China Equity ETF	79,972

As of May 31, 2015, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$29,926,965	$1,358,553	$581,326,627	$612,612,145
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	3,360,201	—	24,898,979	28,259,180
Deutsche X-trackers MSCI All China Equity ETF	35,591	—	2,662,900	2,698,491

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to the recognition of certain foreign currency gains (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), and redemptions-in-kind. For the year ended May 31, 2015, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$1,314,691	$(1,227,409)	$(87,282)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	335,292	(333,491)	(1,801)
Deutsche X-trackers MSCI All China Equity ETF	15,717	(2,015,753)	2,000,036

As of May 31, 2015, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$813,586,928	$581,882,503	$583,536,772	$(1,654,269)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	53,617,231	24,923,720	25,140,371	(216,651)
Deutsche X-trackers MSCI All China Equity ETF	22,828,688	2,662,426	2,762,118	(99,692)

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Notes to financial statements (Continued)

5. Investments in Affiliates

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF in which the Deutsche X-trackers MSCI All China Equity ETF invests are considered to be affiliated investments. The table below shows the transactions in and earnings from the Deutsche X-trackers MSCI All China Equity ETF investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF for the year ended May 31, 2015.

	Fair Value 5/31/14	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Fair Value 5/31/15	Capital Gain and Income Distributions
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$2,508,528	$8,372,125	$(5,109,685)	$1,499,128	$8,759,229	$9,564
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	—	2,638,570	(380,989)	89,298	3,073,688	3,515

	$2,508,528	$11,010,695	$(5,490,674)	$1,588,426	$11,832,917	$13,079

6. Investment Portfolio Transactions

For the year ended May 31, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$1,020,321,729	$416,821,746
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	78,671,519	35,735,859
Deutsche X-trackers MSCI All China Equity ETF	5,328,760	1,612,684

For the year ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All China Equity ETF	$13,194,671	$8,265,012

7. Fund Share Transactions

As of May 31, 2015 there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Deutsche X-trackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may

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DBX ETF Trust

Notes to financial statements (Continued)

decide not to continue to support economic reform programs; limitations on the use of brokers; higher rates of inflation; greater political, economic and social uncertainty; market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; and custody risks associated with investing through a RQFII.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a commercial bank which allows the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $100 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month Eurodollar Rate. Each Fund may borrow up to a maximum of 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2015.

10. Payment by Affiliate

During the year ended May 31, 2015, the Advisor fully reimbursed the Deutsche X-trackers MSCI All China Equity ETF $572 for a loss incurred on a trade executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

11. Developments in the China Market

In response to the volatility that occurred in the China Stock Market in July, the Chinese Securities Regulatory Commission (CSRC) employed measures in an effort to stabilize the market and enhance liquidity. These measures included cutting interest rates, suspending new issuances and restricting certain sales for insiders and significant shareholders. The result of these measures are uncertain. Please refer to Note 8, which further discusses the risks and considerations around investing in China.

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DBX ETF Trust

Report of independent registered public accounting firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and Deutsche X-trackers MSCI All China Equity ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2015, and the related statements of operations and cash flows (for Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF) for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and Deutsche X-trackers MSCI All China Equity ETF at May 31, 2015, the results of their operations and cash flows (for Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF) for the year then ended and changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 29, 2015

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DBX ETF Trust

Officers and trustees (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director During Past 5 Years
Independent Trustees:
J. David Officer Age: 66 345 Park Ave. New York, New York, 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	23	Ilex Partners (Asia), LLC; Old Westbury Funds; MAN Long/Short Fund; GLG Investment Series Trust.
Stephen R. Byers Age: 61 345 Park Ave. New York, New York, 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Retired. Independent Consultant — Financial Matters; Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	23	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 50 345 Park Ave. New York, New York, 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer Juniper Pharmaceuticals, Inc. (2014 to present); Senior Vice President and Chief Financial Officer, KBI BioPharma (2013-2014); M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010).	23	Celldex Therapeutics.
Interested Trustee
Alex Depetris Age: 35 345 Park Ave. New York, New York, 10154	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008. Inc	23	Director Chairman of the Board of db-X Exchange Traded Funds

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DBX ETF Trust

Officers and trustees (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael Gilligan Age: 48 345 Park Ave. New York, New York, 10154	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG since 2008. Chief Financial Officer, DBX Advisors LLC, since 2010. Chief Financial Officer of Global Passive Asset Management Platform since 2012.
Fiona Bassett Age: 40 345 Park Ave. New York, New York, 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset and Wealth Management Platform since 2014; Managing Director, COO Global Key Projects and Integration at Deutsche Asset and Wealth Management, 2012-2014; Managing Director at Deutsche Bank AG, 2004-2012.
Frank Gecsedi Age: 47 345 Park Ave. New York, New York, 10154	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).

55

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

DBX ADVISORS LLC

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement with respect to Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of Harvest Global Investments Limited (“Harvest” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Sub-Investment Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by Harvest from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with Harvest to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that while each Fund’s advisory fees were higher than certain other ETFs in the Funds’ peer group, those other ETFs did not invest directly in A-Shares. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the extensive information provided by the Adviser about its current lack of profitability with respect to the Funds. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale. The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Investment Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that Harvest proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by Harvest under the Sub-Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by DBX Advisors LLC (“DBX” or “Adviser”)). The Board considered the professional experience and qualifications of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Harvest’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board noted that Harvest manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, Harvest closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted Harvest’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by Harvest under the Sub-Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to Harvest, taking special consideration of the fact that the fees to be paid to Harvest are payable by the Adviser and not the Funds.

Performance of Harvest; Harvest’s Financial Resources. The Board considered Harvest’s performance in managing the Funds, as well as other index based portfolios, and its record at minimizing tracking error. The Board concluded that Harvest had generally been able to keep any such tracking error, as well as the Funds’ tracking error, within acceptable ranges.

The Board also considered Harvest’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that Harvest had the financial resources necessary to perform its obligations under the Sub-Investment Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board noted that the fee to be paid to Harvest in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to Harvest. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability. The Board noted that the fee paid by the Adviser to Harvest under the Sub-Advisory Agreement did not contain breakpoints. The Board further noted that they had requested, but had not been able to obtain, specific information about Harvest’s profitability with respect to its services provided to the Funds, but that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest. The Board discussed the possible potential benefits Harvest might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or Harvest in return for allocating fund brokerage.

Economies of Scale. The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers MSCI All China Equity ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers MSCI All China Equity ETF (the “Fund”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement;

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

(3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Adviser in developing and rendering services to the Fund, and the extensive information provided by the Adviser about its current lack of profitability with respect to the Fund. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale. The Board noted that the Fund is not experiencing economies of scale at this time and determined to revisit this matter after the Fund has attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional information

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2015.

Qualified Dividend Income*
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	25%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	85%
Deutsche X-trackers MSCI All China Equity ETF	52%

* The above percentage is based on ordinary income paid to shareholders during the Fund’s fiscal year.

The Fund intends to elect to pass through to shareholders the credit for taxed paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$7,910,826	$898,914
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	116,027	16,194
Deutsche X-trackers MSCI All China Equity ETF	83,051	5,479

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DBX ETF Trust

Privacy policy notice

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the funds which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the funds to achieve its investment objective. These funds are non-diversified and can take larger positions in fewer issues, increasing potential risk. Performance of the funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. The Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the Funds. Index data source: MSCI Inc.

Copyright © 2015 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35360-2 (7/15) DBX 1499 (7/16)

May 31, 2015

Annual Report

DBX ETF Trust

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder:

We are pleased to provide this annual report for our five ETFs tracking the fixed income market for the period ending May 31, 2015.

Global financial markets continued to see accommodative policies as more than 30 central banks took to monetary easing in the past year. While the US Federal Reserve (the Fed) ended its quantitative easing (QE) program in October 2014, on the other side of the Atlantic, the European Central Bank (ECB) initiated its QE program after moving its interest rates into negative territory. Japan followed suit by announcing an increase in asset purchases to around JPY 80 trillion each year, up from JPY 60 — 70 trillion. China, reacting to its lowest Gross Domestic Product (GDP) growth in 25 years, cut interest rates three times in the past six months. As a result, global bonds, as measured by the Barclays Global Aggregate Index (Hedged), returned 4.6% for the reporting period. Barclays Global Aggregate Bond Index (Hedged) is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an Index.

US 10 Year treasury yields fell by 36 basis points (100 basis points equals one percentage point) to 2.12% in the reporting period. Concerns over falling inflation and a delay in the expected rate hike by the Fed kept the yields below the levels seen at the beginning of the reporting period. Municipal bonds again posted positive returns, driven by falling interest rates and investors’ need for income in a low rate environment. With long-term interest rates close to their lowest levels in a century, the US Municipal bond market saw a significant increase in refunding bond issuances. Year-to-date, refunding issuances have more than doubled over the same period last year. Retail investors continue to buy the bulk of these bonds, made attractive by their tax-exempt status and the improvement in most municipalities’ balance sheets in the wake of increasing tax receipts and restrained spending. Emerging market (EM) sovereigns posted positive returns despite having a mixed year. India and Indonesia benefitted from a stable political environment and low oil prices. Mexico and Poland have started reaping the benefits of market reforms and improved domestic consumption. However, Ukraine and Argentina had trouble meeting their debt obligations, while cash-strapped Venezuela was close to defaulting. Russia was hit by international sanctions and falling crude oil prices while Brazil had to cope with GDP contraction.

Corporate bond issuances reached an all-time high of USD 1.5 trillion in US markets, aided by stronger balance sheets and increased M&A activity. The trend in Europe was similar, where issuances increased as a result of a monetary policy that was divergent from that of the US. As a result of low borrowing costs, foreign firms also issued record debt in the European market. The High Yield market saw higher volatility as yields moved between 325 basis points and 550 basis points, mainly driven by the Energy subsector. Despite high issuances, the subordinated bond market, as measured by the Solactive Subordinated Bond Index, returned 5.52% for the reporting period. The issuances increased as banks were preparing to meet higher capital requirements under Basel III.

We believe that, with world markets pushing towards monetary easing, only the US stands out with a possibility of monetary tightening. Positive labor market developments lead us to believe that the Fed is likely to initiate interest-rate hikes from Q3 2015.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

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DBX ETF Trust

Management’s discussion of fund performance (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

The Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (“EMIH”) seeks to track the performance, before fees and expenses, of the DBIQ USD Emerging Markets Bond — Interest Rate Hedged Index (the “EMIH Index”). The EMIH Index provides exposure to U.S dollar denominated emerging markets bonds from 29 different countries while mitigating interest rate risk. For the period March 3, 2015 (commencement of operations) to May 31, 2015, EMIH returned 0.90%, compared with the EMIH Index return of 0.78%.

Russian bonds contributed to more than 50% of the EMIH’s returns, aided by interest rate cuts, a recovery in oil prices and a rebound of Russia’s ruble during the period ending May 31, 2015. Bonds classified as medium-grade (Baa series) as per Moody’s ratings constituted around 45% of the total weight, while bonds classified as upper-medium grade (A series) and above constituted around 26% of EMIH. Bonds rated by Moody’s as Ba1 were the major contributors to the fund’s return. The short position in US Treasuries, aimed to mitigate exposure to rising interest rates, contributed negatively as medium-term interest rates declined.

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

The Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (“HYIH”) seeks to track the performance, before fees and expenses, of the DBIQ USD High Yield Corporate Bond — Interest Rate Hedged Index (the “HYIH Index”). The HYIH Index provides exposure to a basket of liquid US dollar denominated high yield corporate bonds while mitigating interest rate risk. For the period March 3, 2015 (commencement of operations) to May 31, 2015, HYIH returned -0.87%, compared with the HYIH Index return of -0.44%.

The overall bond basket of the HYIH delivered positive returns in the reporting period ended May 31, 2015; however, the short position in US Treasuries, aimed to mitigate exposure to rising interest rates, offset the bond returns as medium-term interest rates declined. The Communications sector, with an average allocation of about 23%, was the primary contributor to the positive returns. The Energy sector, with an average allocation of around 15%, detracted from the fund’s performance.

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

The Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (“IGIH”) seeks to track the performance, before fees and expenses, of the DBIQ USD Investment Grade Bond — Interest Rate Hedged Index (the “IGIH Index”). The IGIH Index provides exposure to a basket of liquid US dollar denominated Investment Grade corporate bonds while mitigating interest rate risk. For the period March 3, 2015 (commencement of operations) to May 31, 2015, IGIH returned -1.03%, compared with the IGIH Index return of -0.87%.

Most sectors in the fund contributed negatively, with the exception of Basic Materials and Industrials, which averaged around 10% of the fund’s weight. The Communications sector, with an average allocation of around 13%, contributed significantly to the fund’s negative returns.

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (“RVNU”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Municipal Infrastructure Revenue Bond Index (the “RVNU Index”). The RVNU Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. For the 12-month period ended May 31, 2015, the fund returned 4.88%, compared to the RVNU Index return of 5.21%.

Geographically, positive contribution to RVNU came from a relative underweight exposure to bonds from Puerto Rico, Illinois and Chicago, which were downgraded in the past year and thus underperformed. Sector wise, relative underweight in Power Revenue sector contributed to RVNU’s performance. Major negative contributor was the overweight to the 10-15 year maturity range which performed poorly during the period. Also, underweight on longer 30+ maturity range, which performed well, caused relative underperformance for the fund versus the Index.

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DBX ETF Trust

Management’s discussion of fund performance (Unaudited) (Continued)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

The Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (“SUBD”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Subordinated Bond Index (the “SUBD Index”). The SUBD Index is designed to track the subordinated corporate bond market denominated in U.S. dollars. The SUBD Index is comprised of corporate securities which are classified as subordinated or junior subordinated. Subordinated securities are subordinated or “junior” to more senior securities of the issuer and are entitled to payment after other, more senior holders of debt in that issuer. For the 12-month period ended May 31, 2015, the fund returned 4.86%, compared to the SUBD Index return of 5.52%.

US subordinated corporate bonds, with an average allocation of 60%, was the largest contributor of returns to the fund. The UK with the second largest allocation contributed around 15% of the overall return. While the financial sector was the major contributor, the only constituent from utilities also performed positively. Examining the issue characteristics, the largest contribution to returns came from bonds classified as medium grade (Baa series) as per Moody’s rating.

Terms to know

Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating the higher the probability of default. Credit quality does not remove market risk and is subject to change.

*************************

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. See pages 6-15 of this report for additional performance information, including performance data based on market value.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ USD Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index seeks to mitigate the potential negative impact of rising Treasury interest rate on the performance of emerging markets sovereign bonds. The Underlying Index consists of bonds issued by emerging market sovereign and quasi-sovereign entities.

Performance as of 5/31/15

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ USD Emerging Markets Bond — Interest Rate Hedged Index
Since Inception[1]	0.90%	1.39%	0.78%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 23, 2015, was 0.50%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) (Continued)

Growth of an assumed $10,000 Investment in EMIH as of 5/31/15

2 Based on Net Asset Value from commencement of operations, 3/3/15.

Country Breakdown* as of 5/31/2015

Poland	8.2%
Russia	8.1%
Peru	7.3%
Uruguay	7.2%
Hungary	7.1%
Brazil	6.8%
Colombia	5.8%
Qatar	4.9%
Indonesia	4.4%
Panama	4.0%
Romania	4.0%
Mexico	3.9%
Croatia	3.8%
Philippines	3.7%
South Africa	3.7%
Kazakhstan	3.3%
Turkey	3.2%
Venezuela	2.5%
Lithuania	2.1%
Egypt	1.8%
Sri Lanka	1.7%
Ukraine	1.6%
Lebanon	0.9%

Total	100.0%

Modified duration as of 5/31/2015: 0.1 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current rate environment.

Quality

% of Market Value
AA	5.0%
A	21.0%
BBB	46.0%
BB	19.0%
B	4.0%
CCC	3.0%
CC	2.0%

Total	100.0%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ USD High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Fund, using a “passive” or indexing investment approach, attempts to track the performance of the Underlying Index which is comprised of (a) long positions in U.S. dollar denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds.

Performance as of 5/31/15

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ USD High Yield Corporate Bond — Interest Rate Hedged Index
Since Inception[1]	-0.87%	-0.05%	-0.44%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 23, 2015, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) (Continued)

Growth of an assumed $10,000 Investment in HYIH as of 5/31/15

2 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Breakdown* as of 5/31/2015

Communications	23.5%
Consumer, Non-cyclical	15.5%
Energy	14.4%
Consumer, Cyclical	13.7%
Financial	11.6%
Basic Materials	6.9%
Industrial	6.8%
Technology	4.9%
Utilities	2.7%

Total	100.0%

Modified duration as of 5/31/2015: 0.0 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current rate environment.

Quality

% of Market Value
BBB	11.0%
BB	44.0%
B	37.0%
CCC	8.0%

Total	100.0%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Breakdown* as of 5/31/2015

United States	90.4%
Luxembourg	4.3%
United Kingdom	2.1%
Canada	1.5%
New Zealand	1.1%
Netherlands	0.6%

Total	100.0%

* As a percent of total investments

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ USD Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Fund, using a “passive” or indexing investment approach, attempts to track the performance of the Underlying Index, which is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds.

Performance as of 5/31/15

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ USD Investment Grade Bond — Interest Rate Hedged Index
Since Inception[1]	-1.03%	-0.63%	-0.87%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 23, 2015, was 0.25%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) (Continued)

Growth of an assumed $10,000 Investment in IGIH as of 5/31/15

2 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Breakdown* as of 5/31/2015

Financial	35.9%
Consumer, Non-cyclical	16.7%
Communications	13.6%
Energy	12.9%
Basic Materials	5.9%
Technology	5.3%
Consumer, Cyclical	4.4%
Industrial	4.1%
Utilities	1.2%

Total	100.0%

Modified duration as of 5/31/2015: 0.0 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current rate environment.

Quality

% of Market Value
AAA	3.0%
AA	19.0%
A	50.0%
BBB	28.0%

Total	100.0%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Breakdown* as of 5/31/2015

United States	78.7%
United Kingdom	8.0%
Canada	4.4%
France	3.7%
Netherlands	3.2%
Luxembourg	1.1%
Australia	0.9%

Total	100.0%

* As a percent of total investments

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22

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DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	DBIQ Municipal Infrastructure Revenue Bond Index
One Year	4.88%	5.11%	5.21%
Since Inception[1]	4.19%	4.16%	4.17%

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ Municipal Infrastructure Revenue Bond Index
One Year	4.88%	5.11%	5.21%
Since Inception[1]	8.52%	8.46%	8.48%

1 Total returns are calculated based on the commencement of operations, 6/4/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.30%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU) (Continued)

Growth of an assumed $10,000 Investment in RVNU as of 5/31/15

2 Based on Net Asset Value from commencement of operations, 6/4/13.

Sector Breakdown* as of 5/31/2015

Transportation / Toll Revenue	34.3%
Sales And Special Tax	22.3%
Water And Sewer Revenue	18.5%
Airport Revenue	15.5%
Prepaid Gas Revenue	5.3%
Industrial Development Revenue	2.8%
Tax Increment	1.3%

Total	100.0%

Modified duration as of 5/31/2015: 6.5 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current rate environment.

Quality

% of Market Value
AAA	14.9%
AA	25.1%
A	53.3%
BBB	6.7%

Total	100.0%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25

13

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD)

The Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Subordinated Bond Index (the “Index”). The Index is designed to track the subordinated corporate bond market denominated in U.S. dollars. The Index is comprised of corporate securities which are classified as subordinated or junior subordinated. Subordinated securities are subordinated or “junior” to more senior securities of the issuer and are entitled to payment after other, more senior holders of debt in that issuer. Junior subordinated securities generally rank slightly higher in terms of payment priority than both common and preferred stock of an issuer, but rank below other subordinated securities and debt securities. In order to be added to the index, a bond must have an amount outstanding of at least $500 million and a remaining maturity of at least one year. The index may include U.S. dollar-denominated bonds issued by issuers located outside the U.S. (including emerging markets). Additionally, the index may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended. As of May 31, 2015, the index was substantially comprised of issuers in the financial services sector.

Performance as of 5/31/15

Average Annual Total Returns
	Net Asset Value	Market Price	Solactive Subordinated Bond Index
One Year	4.86%	4.45%	5.52%
Since Inception[1]	6.32%	5.82%	6.88%

Cumulative Total Returns
	Net Asset Value	Market Price	Solactive Subordinated Bond Index
One Year	4.86%	4.45%	5.52%
Since Inception[1]	6.87%	6.33%	7.49%

1 Total returns are calculated based on the commencement of operations, 5/1/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2014, was 0.45%.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance summary (Unaudited)

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (SUBD) (Continued)

Growth of an assumed $10,000 Investment in SUBD as of 5/31/15

2 Based on Net Asset Value from commencement of operations, 5/1/14.

Sector Breakdown* as of 5/31/2015

Financial	95.8%
Utilities	4.2%

Total	100.0%

Modified duration as of 5/31/2015: 7.9 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates base on the current rate environment.

Quality

% of Market Value
AA	6.0%
A	51.0%
BBB	43.0%

Total	100.0%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Breakdown* as of 5/31/15

United States	59.3%
United Kingdom	11.4%
Netherlands	8.5%
France	6.0%
Singapore	4.1%
Australia	3.8%
Switzerland	3.6%
Sweden	3.3%

Grand Total	100.0%

* As a percent of total investments

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27

15

DBX ETF Trust

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual (2)	$1,000.00	$1,009.04	0.50%	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Actual (2)	$1,000.00	$991.34	0.45%	$1.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Actual (2)	$1,000.00	$989.71	0.25%	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.25%	$1.26
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,008.62	0.30%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Actual	$1,000.00	$1,021.37	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) For the period from March 3, 2015 (commencement of operations) to May 31, 2015.

16

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

May 31, 2015

	Principal Amount	Value

SOVEREIGN BONDS — 94.0%
Brazil — 6.3%
Brazilian Government International Bond 4.875%, 1/22/21	$110,000	$117,150
10.125%, 5/15/27	30,000	45,900
8.25%, 1/20/34	35,000	45,937
5.00%, 1/27/45	200,000	186,500

		395,487

Colombia — 5.4%
Colombia Government International Bond 7.375%, 3/18/19	100,000	117,750
2.625%, 3/15/23	200,000	186,500
8.125%, 5/21/24	25,000	32,844

		337,094

Croatia — 3.6%
Croatia Government International Bond, 144A 6.75%, 11/05/19	100,000	111,125
6.625%, 7/14/20	100,000	111,250

		222,375

Egypt — 1.7%
Egypt Government International Bond, 144A 5.75%, 4/29/20	100,000	107,400

Hungary — 6.6%
Hungary Government International Bond 6.375%, 3/29/21	110,000	127,600
5.75%, 11/22/23	90,000	102,724
5.375%, 3/25/24	106,000	117,734
7.625%, 3/29/41	50,000	70,500

		418,558

Indonesia — 4.1%
Indonesia Government International Bond, 144A 8.50%, 10/12/35	100,000	139,375
6.625%, 2/17/37	100,000	116,250

		255,625

Kazakhstan — 3.1%
Kazakhstan Government International Bond, 144A 3.875%, 10/14/24	200,000	193,250

Lebanon — 0.8%
Lebanon Government International Bond, GMTN 6.375%, 3/09/20	50,000	52,500

Lithuania — 1.9%
Lithuania Government International Bond, 144A 7.375%, 2/11/20	100,000	121,875

Mexico — 3.7%
Mexico Government International Bond 3.625%, 3/15/22	100,000	102,550
Series A, MTN, 6.75%, 9/27/34	10,000	13,175
MTN, 4.75%, 3/08/44	60,000	60,765
5.55%, 1/21/45	35,000	39,463
5.75%, 10/12/2110	20,000	20,950

		236,903

	Principal Amount	Value

Panama — 3.7%
Panama Government International Bond 5.20%, 1/30/20	$100,000	$111,000
6.70%, 1/26/36	95,000	121,362

		232,362

Peru — 7.0%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	134,250
8.75%, 11/21/33	115,000	180,550
6.55%, 3/14/37	70,000	91,175
5.625%, 11/18/50	20,000	23,600

		429,575

Philippines — 3.4%
Philippine Government International Bond 10.625%, 3/16/25	75,000	121,875
9.50%, 2/02/30	55,000	92,194

		214,069

Poland — 7.6%
Poland Government International Bond 6.375%, 7/15/19	90,000	105,165
5.125%, 4/21/21	70,000	79,202
5.00%, 3/23/22	130,000	147,064
3.00%, 3/17/23	40,000	40,066
4.00%, 1/22/24	100,000	107,385

		478,882

Qatar — 4.6%
Qatar Government International Bond, 144A 9.75%, 6/15/30	90,000	151,785
6.40%, 1/20/40	100,000	134,000

		285,785

Romania — 3.9%
Romanian Government International Bond, 144A 6.75%, 2/07/22	40,000	48,051
4.375%, 8/22/23	10,000	10,617
4.875%, 1/22/24	86,000	94,411
6.125%, 1/22/44	70,000	85,379

		238,458

Russia — 7.7%
Russian Foreign Bond — Eurobond, 144A 11.00%, 7/24/18	30,000	36,751
5.00%, 4/29/20	100,000	103,125
4.875%, 9/16/23	200,000	199,000
12.75%, 6/24/28	90,000	143,100

		481,976

South Africa — 3.5%
South Africa Government International Bond 5.50%, 3/09/20	100,000	110,125
4.665%, 1/17/24	100,000	104,795

		214,920

Sri Lanka — 1.6%
Sri Lanka Government International Bond, 144A 6.25%, 10/04/20	100,000	102,630

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

May 31, 2015

	Principal Amount	Value

Turkey — 3.1%
Turkey Government International Bond 7.375%, 2/05/25	$30,000	$36,750
11.875%, 1/15/30	20,000	34,700
8.00%, 2/14/34	80,000	107,200
7.25%, 3/05/38	10,000	12,650

		191,300

Ukraine — 1.5%
Ukraine Government International Bond, 144A 9.25%, 7/24/17	200,000	96,550

Uruguay — 6.8%
Uruguay Government International Bond 4.50%, 8/14/24	125,000	134,062
7.625%, 3/21/36	90,000	125,550
5.10%, 6/18/50	165,000	166,650

		426,262

	Principal Amount	Value
Venezuela — 2.4%
Venezuela Government International Bond 7.65%, 4/21/25	$155,000	$60,450
9.25%, 9/15/27	200,000	89,900

		150,350

TOTAL SOVEREIGN BONDS (Cost $5,871,594)		5,884,186

TOTAL INVESTMENTS — 94.0% (Cost $5,871,594)		$5,884,186
Other assets and liabilities, Net — 6.0%		373,090

NET ASSETS — 100.0%		$6,257,276

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GMTN – Global Medium Term Note.

MTN – Medium Term Note.

At May 31, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Note	20	$2,553,750	9/21/2015	$(8,124)
5-Year U.S. Treasury Note	11	1,316,992	9/30/2015	(3,953)
Ultra Long U.S. Treasury Bond	1	160,281	9/21/2015	(1,312)
U.S. Treasury Long Bond	10	1,556,250	9/21/2015	(8,375)

		$5,587,273		$(21,764)

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

May 31, 2015

	Principal Amount	Value
CORPORATE BONDS — 94.3%
Basic Materials — 6.6%
Chemicals — 2.7%
Hexion, Inc. 8.875%, 2/01/18	$163,000	$150,368
Huntsman International LLC 4.875%, 11/15/20	136,000	138,720

		289,088

Iron/Steel — 2.8%
ArcelorMittal (Luxembourg) 6.125%, 6/01/18	287,000	308,525

Mining — 1.1%
Alcoa, Inc. 5.125%, 10/01/24	119,000	127,627

Communications — 22.2%
Internet — 0.7%
Equinix, Inc. 5.375%, 4/01/23	75,000	77,625

Media — 8.9%
Cablevision Systems Corp. 7.75%, 4/15/18	168,000	184,590
CSC Holdings LLC 6.75%, 11/15/21	141,000	153,867
DISH DBS Corp. 5.00%, 3/15/23	197,000	190,351
iHeartCommunications, Inc. 9.00%, 12/15/19	124,000	122,295
Nexstar Broadcasting, Inc. 6.875%, 11/15/20	209,000	223,108
Univision Communications, Inc., 144A 8.50%, 5/15/21	107,000	114,490

		988,701

Telecommunications — 12.6%
Avaya, Inc., 144A 7.00%, 4/01/19	282,000	283,410
Level 3 Communications, Inc. 5.75%, 12/01/22	191,000	195,536
Sprint Communications, Inc. 7.00%, 8/15/20	292,000	298,570
T-Mobile USA, Inc. 6.633%, 4/28/21	309,000	330,259
Windstream Services LLC 7.875%, 11/01/17	253,000	273,556

		1,381,331

Consumer, Cyclical — 13.0%
Airlines — 1.0%
American Airlines Group, Inc., 144A 5.50%, 10/01/19	107,000	108,337

Auto Manufacturers — 2.6%
General Motors Co. 4.875%, 10/02/23	168,000	179,873
General Motors Financial Co., Inc. 4.00%, 1/15/25	112,000	111,494

		291,367

	Principal Amount	Value
Entertainment — 2.9%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	$158,000	$164,320
Regal Entertainment Group 5.75%, 3/15/22	146,000	150,928

		315,248

Lodging — 2.8%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	192,000	203,280
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25	112,000	112,560

		315,840

Retail — 3.7%
Best Buy Co., Inc. 5.50%, 3/15/21	265,000	280,237
Rite Aid Corp., 144A 6.125%, 4/01/23	125,000	130,469

		410,706

Consumer, Non-cyclical — 14.6%
Commercial Services — 1.3%
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	145,000	145,725

Food — 3.4%
HJ Heinz Co., 144A 4.875%, 2/15/25	141,000	152,280
Post Holdings, Inc. 7.375%, 2/15/22	105,000	107,843
Smithfield Foods, Inc. 7.75%, 7/01/17	101,000	111,858

		371,981

Healthcare-Products — 1.2%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A (Luxembourg) 5.50%, 4/15/25	135,000	136,283

Healthcare-Services — 5.8%
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	110,000	117,701
Fresenius Medical Care US Finance II, Inc., 144A 5.875%, 1/31/22	175,000	190,750
HCA, Inc. 7.50%, 2/15/22	192,000	225,120
Tenet Healthcare Corp. 8.125%, 4/01/22	102,000	111,435

		645,006

Pharmaceuticals — 2.9%
Endo Finance LLC, 144A 5.75%, 1/15/22	45,000	45,787
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20	258,000	275,899

		321,686

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2015

	Principal Amount	Value
Energy — 13.5%
Coal — 0.3%
Walter Energy, Inc., 144A 9.50%, 10/15/19	$66,000	$36,795

Oil & Gas — 12.0%
Antero Resources Corp. 5.375%, 11/01/21	129,000	131,257
California Resources Corp. 5.50%, 9/15/21	141,000	134,302
Chesapeake Energy Corp. 6.625%, 8/15/20	141,000	148,022
Concho Resources, Inc. 5.50%, 4/01/23	136,000	138,720
Denbury Resources, Inc. 5.50%, 5/01/22	119,000	114,166
Energy XXI Gulf Coast, Inc. 7.50%, 12/15/21	219,000	82,125
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	112,000	122,220
Linn Energy LLC / Linn Energy Finance Corp. 7.75%, 2/01/21	151,000	130,993
Range Resources Corp. 5.00%, 3/15/23	113,000	113,565
SandRidge Energy, Inc. 7.50%, 3/15/21	158,000	91,245
Whiting Petroleum Corp. 5.75%, 3/15/21	115,000	117,588

		1,324,203

Pipelines — 1.2%
Williams (The) Cos., Inc. 4.55%, 6/24/24	129,000	132,233

Financial — 11.0%
Banks — 3.0%
CIT Group, Inc. 5.25%, 3/15/18	53,000	55,517
Royal Bank of Scotland Group PLC (United Kingdom) 6.125%, 12/15/22	197,000	217,566
Royal Bank of Scotland NV (Netherlands) 4.65%, 6/04/18	56,000	59,080

		332,163

Diversified Financial Services — 3.8%
Aircastle Ltd. 6.75%, 4/15/17	141,000	151,927
E*TRADE Financial Corp. 5.375%, 11/15/22	151,000	158,173
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.50%, 3/15/17	112,000	113,540

		423,640

Real Estate — 1.4%
Howard Hughes (The) Corp., 144A 6.875%, 10/01/21	151,000	159,305

REITS — 2.8%
DuPont Fabros Technology LP 5.875%, 9/15/21	175,000	182,875

	Principal Amount	Value
REITS (Continued)
Iron Mountain, Inc. 5.75%, 8/15/24	$112,000	$115,220

		298,095

Industrial — 6.4%
Building Materials — 0.2%
Building Materials Corp. of America, 144A 5.375%, 11/15/24	20,000	20,262

Engineering & Construction — 1.4%
AECOM, 144A 5.75%, 10/15/22	151,000	156,662

Miscellaneous Manufacturing — 1.0%
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	119,000	110,373

Packaging & Containers — 3.8%
Berry Plastics Corp. 9.75%, 1/15/21	102,000	112,613
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 144A (New Zealand) 5.625%, 12/15/16	112,000	112,980
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	185,000	193,094

		418,687

Technology — 4.5%
Computers — 1.0%
NCR Corp. 6.375%, 12/15/23	107,000	110,745

Software — 3.5%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	124,000	112,685
First Data Corp., 144A 8.25%, 1/15/21	107,000	114,356
Open Text Corp., 144A (Canada) 5.625%, 1/15/23	160,000	162,100

		389,141

Utilities — 2.5%
Electric — 2.5%
AES Corp. 7.375%, 7/01/21	151,000	169,781
FirstEnergy Corp. 4.25%, 3/15/23	107,000	110,363

		280,144

TOTAL CORPORATE BONDS (Cost $10,536,165)		10,427,524

TOTAL INVESTMENTS — 94.3% (Cost $10,536,165)		$10,427,524
Other assets and liabilities, Net — 5.7%		628,559

NET ASSETS — 100.0%		$11,056,083

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2015

At May 31, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
2-Year US Treasury Note	2	$437,719	9/30/2015	$(563)
5-Year US Treasury Note	40	4,789,063	9/30/2015	(13,468)
10-Year US Treasury Note	36	4,596,750	9/21/2015	(14,622)

		$9,823,532		$(28,653)

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

May 31, 2015

	Principal Amount	Value
CORPORATE BONDS — 93.7%
Basic Materials — 5.5%
Chemicals — 0.9%
CF Industries, Inc. 3.45%, 6/01/23	$57,000	$56,914

Mining — 4.6%
Barrick Gold Corp. (Canada) 4.10%, 5/01/23	57,000	56,592
Freeport-McMoRan, Inc. 3.10%, 3/15/20	57,000	57,139
3.875%, 3/15/23	57,000	53,723
Rio Tinto Finance USA PLC (United Kingdom) 3.50%, 3/22/22	62,000	63,788
Teck Resources Ltd. (Canada) 3.75%, 2/01/23	57,000	51,504

		282,746

Communications — 12.8%
Internet — 2.3%
Amazon.com, Inc. 4.80%, 12/05/34	57,000	59,233
eBay, Inc. 2.20%, 8/01/19	81,000	81,112

		140,345

Media — 4.4%
Comcast Corp. 4.20%, 8/15/34	119,000	119,433
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.15%, 3/15/42	50,000	49,130
Time Warner Cable, Inc. 5.50%, 9/01/41	57,000	55,290
Walt Disney (The) Co. MTN, 2.35%, 12/01/22	50,000	49,434

		273,287

Telecommunications — 6.1%
AT&T, Inc. 4.80%, 6/15/44	57,000	54,494
Cisco Systems, Inc. 5.50%, 1/15/40	50,000	58,621
Motorola Solutions, Inc. 3.75%, 5/15/22	50,000	50,049
Verizon Communications, Inc. 4.50%, 9/15/20	50,000	54,597
4.40%, 11/01/34	93,000	89,798
Vodafone Group PLC (United Kingdom) 2.95%, 2/19/23	69,000	65,035

		372,594

Consumer, Cyclical — 4.1%
Auto Manufacturers — 1.0%
Ford Motor Co. 4.75%, 1/15/43	62,000	63,331

Retail — 3.1%
Target Corp. 4.00%, 7/01/42	93,000	90,795

	Principal Amount	Value
Retail (Continued)
Wal-Mart Stores, Inc. 6.20%, 4/15/38	$75,000	$96,885

		187,680

Consumer, Non-cyclical — 15.6%
Agriculture — 1.4%
Altria Group, Inc. 4.00%, 1/31/24	81,000	84,142

Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc. 2.15%, 2/01/19	50,000	50,574
4.625%, 2/01/44	50,000	52,100

		102,674

Biotechnology — 0.9%
Amgen, Inc. 5.375%, 5/15/43	50,000	55,327

Food — 0.8%
Sysco Corp. 4.35%, 10/02/34	50,000	51,352

Healthcare-Products — 1.1%
Medtronic, Inc. 3.625%, 3/15/24	62,000	65,200

Healthcare-Services — 3.1%
Anthem, Inc. 2.25%, 8/15/19	112,000	112,292
Laboratory Corp. of America Holdings 3.60%, 2/01/25	81,000	79,847

		192,139

Pharmaceuticals — 6.6%
AbbVie, Inc. 4.70%, 5/14/45	95,000	96,964
Express Scripts Holding Co. 2.25%, 6/15/19	62,000	62,002
GlaxoSmithKline Capital PLC (United Kingdom) 2.85%, 5/08/22	50,000	50,385
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	76,000	75,804
Johnson & Johnson 5.95%, 8/15/37	57,000	75,532
Pfizer, Inc. 2.10%, 5/15/19	50,000	50,791

		411,478

Energy — 12.0%
Oil & Gas — 7.7%
Apache Corp. 5.10%, 9/01/40	50,000	50,698
BP Capital Markets PLC (United Kingdom) 2.241%, 9/26/18	56,000	57,268
3.814%, 2/10/24	50,000	52,111
Continental Resources, Inc. 3.80%, 6/01/24	62,000	58,002
Phillips 66 4.30%, 4/01/22	76,000	81,938

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2015

	Principal Amount	Value
Oil & Gas (Continued)
Shell International Finance BV (Netherlands) 4.55%, 8/12/43	$81,000	$85,358
Total Capital International SA (France) 3.70%, 1/15/24	88,000	92,496

		477,871

Oil & Gas Services — 1.1%
Schlumberger Investment SA (Luxembourg) 3.65%, 12/01/23	62,000	65,451

Pipelines — 3.2%
Enbridge, Inc. (Canada) 4.00%, 10/01/23	69,000	70,330
Enterprise Products Operating LLC 5.10%, 2/15/45	56,000	58,337
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	69,000	70,136

		198,803

Financial — 33.7%
Banks — 27.7%
Bank of America Corp. MTN, 3.30%, 1/11/23	176,000	176,623
Bank of Montreal (Canada) MTN, 2.375%, 1/25/19	76,000	77,505
Bank of New York Mellon (The) Corp. MTN, 2.30%, 9/11/19	90,000	91,282
BNP Paribas SA (France) MTN, 2.40%, 12/12/18	69,000	70,201
3.25%, 3/03/23	50,000	50,609
Citigroup, Inc. 2.40%, 2/18/20	50,000	49,968
5.30%, 5/06/44	50,000	54,287
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 4.50%, 1/11/21	88,000	97,613
Deutsche Bank AG (United Kingdom) 2.50%, 2/13/19 (a)	10,000	10,156
Goldman Sachs Group, (The), Inc. 2.625%, 1/31/19	107,000	109,121
3.50%, 1/23/25	62,000	61,563
5.95%, 1/15/27	43,000	49,787
MTN, 4.80%, 7/08/44	50,000	52,386
HSBC Holdings PLC (United Kingdom) 5.10%, 4/05/21	93,000	105,386
4.00%, 3/30/22	50,000	53,664
JPMorgan Chase & Co. 2.25%, 1/23/20	57,000	56,740
5.60%, 7/15/41	57,000	67,540
Morgan Stanley 2.50%, 1/24/19	106,000	107,406
3.70%, 10/23/24, GMTN	56,000	57,128
4.35%, 9/08/26, GMTN	50,000	50,972
4.30%, 1/27/45	50,000	48,597
Wells Fargo & Co. Series N, 2.15%, 1/30/20	50,000	50,023
4.125%, 8/15/23	50,000	53,026
5.606%, 1/15/44	44,000	50,072
Westpac Banking Corp. (Australia) 2.25%, 1/17/19	50,000	50,831

		1,702,486

	Principal Amount	Value
Diversified Financial Services — 1.7%
General Electric Capital Corp. MTN, 5.875%, 1/14/38	$81,000	$101,898

Insurance — 2.1%
American International Group, Inc. 4.50%, 7/16/44	62,000	62,582
Berkshire Hathaway, Inc. 2.10%, 8/14/19	69,000	70,242

		132,824

REITS — 2.2%
American Tower Corp. 5.00%, 2/15/24	50,000	53,805
HCP, Inc. 5.375%, 2/01/21	69,000	77,370

		131,175

Industrial — 3.9%
Aerospace/Defense — 1.4%
United Technologies Corp. 3.10%, 6/01/22	81,000	83,356

Miscellaneous Manufacturing — 0.8%
General Electric Co. 2.70%, 10/09/22	50,000	50,110

Transportation — 1.7%
United Parcel Service, Inc. 3.125%, 1/15/21	100,000	105,761

Technology — 5.0%
Computers — 1.5%
Hewlett-Packard Co. 4.30%, 6/01/21	88,000	93,369

Software — 3.5%
Microsoft Corp. 3.50%, 2/12/35	107,000	100,150
Oracle Corp. 4.30%, 7/08/34	112,000	114,723

		214,873

Utilities — 1.1%
Electric — 1.1%
Pacific Gas & Electric Co. 6.05%, 3/01/34	56,000	69,918

TOTAL CORPORATE BONDS (Cost $5,881,270)		5,767,104

TOTAL INVESTMENTS — 93.7% (Cost $5,881,270)		$5,767,104
Other assets and liabilities, Net — 6.3%		389,438

NET ASSETS — 100.0%		$6,156,542

MTN – Medium Term Note.

GMTN – Global Medium Term Note.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2015

At May 31, 2015, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Note	20	$2,553,750	9/21/2015	$(8,124)
5-Year U.S. Treasury Note	10	1,197,266	9/30/2015	(3,367)
Ultra Long U.S. Treasury Bond	3	480,844	9/21/2015	(3,937)
U.S. Treasury Long Bond	9	1,400,625	9/21/2015	(8,156)

		$5,632,485		$(23,584)

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

May 31, 2015

	Principal Amount	Value
MUNICIPAL BONDS — 98.1%
Arizona — 0.5%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A, 5.00%, 7/01/26	$100,000	$117,496

California — 15.7%
Bay Area Toll Authority, 5.00%, 10/01/54	1,100,000	1,193,511
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/40	285,000	321,765
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	113,016
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	122,002
Series A, 6.50%, 11/01/39	500,000	657,985
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	650,154
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	342,642

		3,401,075

Colorado — 0.8%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	112,781
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	58,932

		171,713

Florida — 7.8%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	55,453
5.00%, 10/01/36	700,000	770,686
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	55,166
County of Miami-Dade Water & Sewer System, Water Revenue, 5.00%, 10/1/39 INS: AGM	500,000	561,935
Orlando-Orange County Expressway Authority, Highway Tolls Revenue, 5.00%, 7/01/35	200,000	223,358

		1,666,598

Georgia — 2.1%
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	124,437

	Principal Amount	Value
Georgia (Continued)
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series, 5.00%, 7/01/39	$300,000	$336,105

		460,542

Indiana — 3.5%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	766,696

Massachusetts — 11.7%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/01/25	750,000	925,320
Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/25	750,000	891,863
Series A, 5.00%, 8/15/26	200,000	237,152
Series B, 5.00%, 8/15/28	400,000	472,036

		2,526,371

New Jersey — 6.6%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series B, 5.00%, 1/01/29	600,000	675,684
Series A, 5.00%, 1/01/43	700,000	764,477

		1,440,161

New York — 22.7%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue, Series A, 5.25%, 2/15/47	200,000	219,502
Series A, 5.75%, 2/15/47	55,000	62,847
Metropolitan Transportation Authority, New York Transit Revenue, Series A, 5.00%, 11/15/38	100,000	110,489
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1, 5.00%, 5/01/39	350,000	394,503
New York City Water & Sewer System, Water Revenue, Series GG, 5.00%, 6/15/43	100,000	110,601
Series FF, 5.00%, 6/15/45	300,000	329,346
Series BB, 5.00%, 6/15/47	450,000	496,134
New York Liberty Development Corp., Class 1, 5.00%, 9/15/40	530,000	599,912
New York State Thruway Authority, 5.00%, 1/01/31	1,000,000	1,136,540
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue, Series B, 5.00%, 11/15/25	200,000	238,776
Utility Debt Securitization Authority, New York Restructuring, Series TE, 5.00%, 12/15/41	1,100,000	1,249,622

		4,948,272

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2015

	Principal Amount	Value
Pennsylvania — 9.2%
City of Philadelphia PA Water & Wastewater Revenue, Series A, 5.125%, 1/01/43	$1,300,000	$1,435,382
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C, 5.00%, 12/01/44	520,000	567,658

		2,003,040

Texas — 12.7%
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series E, AMT, 5.00%, 11/01/35	200,000	215,976
Series H, AMT, 5.00%, 11/01/37	300,000	320,337
Series C, 5.00%, 11/01/45	350,000	382,476
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure, 7.00%, 6/30/40	700,000	843,052
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	900,000	969,867

		2,731,708

Virginia — 2.7%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	576,670

Washington — 2.1%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	452,948

TOTAL MUNICIPAL BONDS (Cost $20,893,135)		21,263,290

TOTAL INVESTMENTS — 98.1% (Cost $20,893,135)		$21,263,290
Other assets and liabilities, Net — 1.9%		402,197

NET ASSETS — 100.0%		$21,665,487

AGM – Assured Guaranty Municipal Corp

AMT – Alternative Minimum Tax

INS – Insured

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

May 31, 2015

	Principal Amount	Value
CORPORATE BONDS — 98.4%
Financial — 94.3%
Banks — 72.0%
Bank of America Corp., MTN 4.00%, 1/22/25	$80,000	$79,891
Bank of America Corp. 6.11%, 1/29/37	100,000	116,822
Bank of New York Mellon (The) Corp., Series D 4.50%, 12/29/49 (a)	90,000	85,950
BB&T Corp. 5.20%, 12/23/15	250,000	255,969
Citigroup, Inc. 3.50%, 5/15/23	110,000	109,531
6.125%, 8/25/36	125,000	147,603
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.95%, 11/09/22	300,000	307,641
Credit Suisse (Switzerland) 5.40%, 1/14/20	200,000	223,095
Goldman Sachs Group, (The), Inc. 6.75%, 10/01/37	275,000	338,784
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	200,000	250,614
HSBC USA, Inc. 5.00%, 9/27/20	250,000	280,738
ING Bank NV, 144A (Netherlands) 5.80%, 9/25/23	200,000	226,184
Macquarie Bank Ltd., 144A (Australia) 6.625%, 4/07/21	200,000	234,561
Morgan Stanley, GMTN 4.35%, 9/08/26	250,000	254,860
Nordea Bank AB, 144A (Sweden) 4.25%, 9/21/22	200,000	209,492
Oversea-Chinese Banking Corp. Ltd., 144A (Singapore) 4.25%, 6/19/24	250,000	258,602
PNC Financial Services Group, (The), Inc. 3.90%, 4/29/24	250,000	259,713
Santander UK PLC, 144A (United Kingdom) 5.00%, 11/07/23	200,000	211,008
Standard Chartered PLC, 144A (United Kingdom) 3.95%, 1/11/23	250,000	250,609
US Bancorp, MTN 3.60%, 9/11/24	250,000	256,162
Wells Fargo & Co. 5.606%, 1/15/44	200,000	227,603

		4,585,432

Diversified Financial Services — 4.6%
General Electric Capital Corp., Series A 7.125%, 12/29/49 (a)	250,000	292,500

Insurance — 17.7%
Allstate (The) Corp. 5.75%, 8/15/53 (a)	150,000	161,719
AXA SA, 144A (France) 6.379%, 12/29/49 (a)	100,000	111,688

	Principal Amount	Value
Insurance (Continued)
Chubb (The) Corp. 6.375%, 3/29/67 (a)	$200,000	$212,000
MetLife, Inc. 6.40%, 12/15/36	80,000	91,640
Nationwide Mutual Insurance Co., 144A 9.375%, 8/15/39	100,000	155,402
Northwestern Mutual Life Insurance (The) Co., 144A 6.063%, 3/30/40	150,000	188,459
Teachers Insurance & Annuity Association of America, 144A 6.85%, 12/16/39	150,000	199,491

		1,120,399

Utilities — 4.1%
Electric — 4.1%
Electricite de France SA, 144A (France) 5.25%, 1/29/49 (a)	250,000	260,712

TOTAL CORPORATE BONDS (Cost $6,260,377)		6,259,043

TOTAL INVESTMENTS — 98.4% (Cost $6,260,377)		$6,259,043
Other assets and liabilities, Net — 1.6%		102,778

NET ASSETS — 100.0%		$6,361,821

GMTN – Global Medium Term Note.

MTN – Medium Term Note.

(a) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2015.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of assets and liabilities

May 31, 2015

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Assets
Investments in non-affiliated securities at fair value	$5,884,186	$10,427,524	$5,756,948
Investment in affiliated securities at fair value (See Note 5)	—	—	10,156
Cash	213,045	432,833	258,989
Deposit with broker for futures contracts	88,857	108,455	92,709
Receivables:
Interest	87,631	170,407	63,126
Investment securities sold	59,743	474,846	96,391

Total Assets	$6,333,462	$11,614,065	$6,278,319

Liabilities
Unrealized depreciation on futures contracts	$21,764	$28,653	$23,584
Payables:
Investment securities purchased	51,743	525,087	96,881
Investment advisory fees	2,679	4,242	1,312

Total Liabilities	76,186	557,982	121,777

Net Assets	$6,257,276	$11,056,083	$6,156,542

Net Assets Consist of
Paid-in capital	$6,236,855	$11,255,021	$6,263,135
Undistributed net investment income	31,273	54,442	18,067
Accumulated net realized gain (loss) on investments and futures	(1,680)	(116,086)	13,090
Net unrealized appreciation (depreciation) on investments and futures	(9,172)	(137,294)	(137,750)

Net Assets	$6,257,276	$11,056,083	$6,156,542

Number of Common Shares outstanding	250,001	450,001	250,001

Net Assets Value	$25.03	$24.57	$24.63

Investments in non-affiliated securities at cost	$5,871,594	$10,536,165	$5,871,127

Investments in affiliated securities at cost	$—	$—	$10,143

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of assets and liabilities (Continued)

May 31, 2015

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Assets
Investments in non-affiliated securities at fair value	$21,263,290	$6,259,043
Cash	110,952	23,408
Receivables:
Interest	296,750	81,792

Total Assets	$21,670,992	$6,364,243

Liabilities
Payables:
Investment advisory fees	$5,505	$2,422

Total Liabilities	5,505	2,422

Net Assets	$21,665,487	$6,361,821

Net Assets Consist of
Paid-in capital	$21,314,968	$6,368,222
Undistributed net investment income (loss)	56,417	27,177
Accumulated net realized gain (loss) on investments	(76,053)	(32,244)
Net unrealized appreciation (depreciation) on investments	370,155	(1,334)

Net Assets	$21,665,487	$6,361,821

Number of Common Shares outstanding	850,001	250,000

Net Assets Value	$25.49	$25.45

Investments in non-affiliated securities at cost	$20,893,135	$6,260,377

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of operations

For the Year Ended May 31, 2015

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF(1)	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF(1)	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF(1)
Investment Income
Interest income	$72,204	$140,446	$44,374
Affiliated interest income	—	—	129

Total Investment Income	72,204	140,446	44,503

Expenses
Investment advisory fees	7,447	12,147	3,749

Total Expenses	7,447	12,147	3,749

Net Investment Income	64,757	128,299	40,754

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(513)	(18,208)	692
Futures contracts	14,187	(75,961)	18,024

Net realized gain (loss)	13,674	(94,169)	18,716
Net change in unrealized appreciation (depreciation) on:
Investments	12,592	(108,641)	(114,166)
Futures contracts	(21,764)	(28,653)	(23,584)

Net change in unrealized appreciation (depreciation)	(9,172)	(137,294)	(137,750)

Net realized and unrealized gain (loss) on investments and futures	4,502	(231,463)	(119,034)

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,259	$(103,164)	$(78,280)

(1)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of operations (Continued)

For the Year Ended May 31, 2015

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Investment Income
Interest income	$639,622	$452,351

Total Investment Income	639,622	452,351

Expenses
Investment advisory fees	55,503	52,229

Total Expenses	55,503	52,229

Net Investment Income	584,119	400,122

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,959)	59,068
In-kind redemptions	120,658	374,934

Net realized gain (loss)	106,699	434,002
Net change in unrealized appreciation (depreciation) on:
Investments	44,797	(156,563)

Net change in unrealized appreciation (depreciation)	44,797	(156,563)

Net realized and unrealized gain on investments	151,496	277,439

Net Increase in Net Assets Resulting from Operations	$735,615	$677,561

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of changes in net assets

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
	For the Period March 3, 2015(1) to May 31, 2015	For the Period March 3, 2015(1) to May 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$64,757	$128,299
Net realized gain (loss)	13,674	(94,169)
Net change in unrealized appreciation (depreciation)	(9,172)	(137,294)

Net increase (decrease) in net assets resulting from operations	69,259	(103,164)

Distributions to Shareholders from
Net investment income	(48,838)	(95,774)

Total distributions	(48,838)	(95,774)

Fund Shares Transactions
Proceeds from shares sold	6,236,830	11,254,996
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	6,236,830	11,254,996

Total increase in Net Assets	6,257,251	11,056,058

Net Assets
Beginning of period	$25	$25

End of period	$6,257,276	$11,056,083

Undistributed net investment income	$31,273	$54,442

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	250,000	450,000

Shares outstanding, end of period	250,001	450,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
	For the Period March 3, 2015(1) to May 31, 2015	Year Ended May 31, 2015	For the Period June 4, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$40,754	$584,119	$535,867
Net realized gain (loss)	18,716	106,699	(135,916)
Net change in unrealized appreciation (depreciation)	(137,750)	44,797	325,358

Net increase (decrease) in net assets resulting from operations	(78,280)	735,615	725,309

Distributions to Shareholders from
Net investment income	(28,313)	(573,756)	(489,813)

Total distributions	(28,313)	(573,756)	(489,813)

Fund Shares Transactions
Proceeds from shares sold	6,263,110	10,360,410	17,235,969
Value of shares redeemed	—	(5,152,537)	(1,175,735)

Net increase in net assets resulting from fund share transactions	6,263,110	5,207,873	16,060,234

Total increase in Net Assets	6,156,517	5,369,732	16,295,730

Net Assets
Beginning of period	$25	16,295,755	$25

End of period	$6,156,542	$21,665,487	$16,295,755

Undistributed net investment income	$18,067	$56,417	$46,054

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	650,001	1
Shares sold	250,000	400,000	700,000
Shares redeemed	—	(200,000)	(50,000)

Shares outstanding, end of period	250,001	850,001	650,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of changes in net assets (Continued)

	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
	Year Ended May 31, 2015	For the Period May 1, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$400,122	$29,052
Net realized gain (loss)	434,002	6,679
Net change in unrealized appreciation (depreciation)	(156,563)	155,229

Net increase in net assets resulting from operations	677,561	190,960

Distributions to Shareholders from
Net investment income	(531,751)	—
Net realized gains	(31,485)	—

Total distributions	(563,236)	—

Fund Shares Transactions
Proceeds from shares sold	7,727,416	10,000,000
Value of shares redeemed	(11,670,880)	—

Net increase (decrease) in net assets resulting from fund share transactions	(3,943,464)	10,000,000

Total Net increase (decrease) in Net Assets	(3,829,139)	10,190,960

Net Assets
Beginning of period	10,190,960	—

End of period	$6,361,821	$10,190,960

Undistributed net investment income	$27,177	$38,669

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	—
Shares sold	300,000	400,000
Shares redeemed	(450,000)	—

Shares outstanding, end of period	250,000	400,000

(1)	Commencement of Operations.

See Notes to Financial Statements.	34

DBX ETF Trust

Financial highlights

For a Share outstanding throughout the period

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	For the Period March 3, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.27
Net realized and unrealized gain (loss)(a)	(0.04)

Net increase in net asset value from operations	0.23

Distributions paid to shareholders from:
Net investment income	(0.20)

Total distributions	(0.20)

Net Asset Value, end of period	$25.03

Total Return***	0.90%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,257
Ratios to average net assets:
Expenses	0.50	%†
Net investment income	4.35	%†
Portfolio turnover rate††	1	%†††

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	For the Period March 3, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.29
Net realized and unrealized gain (loss)	(0.51)

Net (decrease) in net asset value from operations	(0.22)

Distributions paid to shareholders from:
Net investment income	(0.21)

Total distributions	(0.21)

Net Asset Value, end of period	$24.57

Total Return***	(0.87)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$11,056
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	4.75	%†
Portfolio turnover rate††	13	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.
(a)	Because of the timing of Fund share transactions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	35

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	For the Period March 3, 2015* to May 31, 2015
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.17
Net realized and unrealized gain (loss)	(0.43)

Net (decrease) in net asset value from operations	(0.26)

Distributions paid to shareholders from:
Net investment income	(0.11)

Total distributions	(0.11)

Net Asset Value, end of period	$24.63

Total Return***	(1.03)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,157
Ratios to average net assets:
Expenses	0.25	%†
Net investment income	2.72	%†
Portfolio turnover rate††	7	%††††

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Year Ended May 31, 2015	For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.07	$25.00

Income from Investment Operations:
Net investment income**	0.81	0.81
Net realized and unrealized gain (loss)	0.40	0.00	‡

Net increase in net asset value from operations	1.21	0.81

Distributions paid to shareholders from:
Net investment income	(0.79)	(0.74)

Total distributions	(0.79)	(0.74)

Net Asset Value, end of period	$25.49	$25.07

Total Return***	4.88%	3.46	%†††

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$21,665	$16,296
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.30%	0.30	%†
Expenses, prior to fee waiver and expense reimbursements	0.30%	0.32	%†
Net investment income	3.16%	3.48	%†
Portfolio turnover rate††	4%	5	%††††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††††	Not annualized.
‡	Less than 0.005.

See Notes to Financial Statements.	36

DBX ETF Trust

Financial highlights (Continued)

For a Share outstanding throughout each period

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	Year Ended May 31, 2015	For the Period May 1, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.48	$25.00

Income from Investment Operations:
Net investment income**	0.88	0.07
Net realized and unrealized gain (loss)	0.33	0.41

Net increase in net asset value from operations	1.21	0.48

Distributions paid to shareholders from:
Net investment income	(1.18)	—
Net realized capital gains	(0.06)	—

Total distributions	(1.24)	—

Net Asset Value, end of period	$25.45	$25.48

Total Return***	4.86%	1.92%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,362	$10,191
Ratios to average net assets:
Expenses	0.45%	0.45	%†
Net investment income	3.45%	3.39	%†
Portfolio turnover rate††	35%	4	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
†††	Not annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Notes to financial statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2015, the Trust consists of twenty three non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	DBIQ USD Emerging Markets Bond — Interest Rate Hedged Index
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	DBIQ USD High Yield Corporate Bond — Interest Rate Hedged Index
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	DBIQ USD Investment Grade Bond — Interest Rate Hedged Index
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	DBIQ Municipal Infrastructure Revenue Bond Index
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	Solactive Subordinated Bond Index

The DBIQ USD Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar denominated emerging markets bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The DBIQ USD High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The DBIQ USD Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The DBIQ Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels

38

DBX ETF Trust

Notes to financial statements (Continued)

and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The DBIQ Indexes are rebalanced monthly on the last business day of each month. Solactive AG maintains and calculates the Solactive Subordinated Bond Index. It is designed to track the subordinated corporate bond market denominated in U.S. dollars. It is comprised of corporate securities which are classified as subordinated or junior subordinated. The Underlying Index is a total return index, which assumes that any cash distributions are reinvested. Financial instruments must meet certain requirements in order to be included in the Underlying Index. The Solactive Subordinated Bond Index is reconstituted on a monthly basis and the composition is determined five business days prior to the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between DBIQ, Solactive and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

39

DBX ETF Trust

Notes to financial statements (Continued)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2015.

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Investment in Securities
Sovereign Bonds*	$—	$5,884,186	$—	$5,884,186
Other Financial Instruments
Unrealized Depreciation on Futures Contracts	(21,764)	—	—	(21,764)

Total Investments	$(21,764)	$5,884,186	$—	$5,862,422

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

Deutsche X-trackers High Yield Corporate Bond —Interest Rate Hedged ETF
Investment in Securities
Corporate Bonds*	$—	$10,427,524	$—	$10,427,524
Other Financial Instruments
Unrealized Depreciation on Futures Contracts	(28,653)	—	—	(28,653)

Total Investments	$(28,653)	$10,427,524	$—	$10,398,871

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Investment in Securities
Corporate Bonds*	$—	$5,767,104	$—	$5,767,104
Other Financial Instruments
Unrealized Depreciation on Futures Contracts	(23,584)	—	—	(23,584)

Total Investments	$(23,584)	$5,767,104	$—	$5,743,520

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

40

DBX ETF Trust

Notes to financial statements (Continued)

	Level 1	Level 2	Level 3	Total
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Investment in Securities
Municipal Bonds*	$—	$21,263,290	$—	$21,263,290

Total Investments	$—	$21,263,290	$—	$21,263,290

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

De X-trackers Solactive Investment Grade Subordinated Debt ETF
Investment in Securities
Corporate Bonds*	$—	$6,259,043	$—	$6,259,043

Total Investments	$—	$6,259,043	$—	$6,259,043

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

*	See Schedule of Investments for additional detailed categorizations.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from net investment income monthly sufficient to relieve it from all or substantially all Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended May 31, 2015, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements

41

DBX ETF Trust

Notes to financial statements (Continued)

of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Securities Lending    Each Fund, except the Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of the Security Lending Agreement. The Funds retain benefits of owning the securities they have loaned and continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Funds or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2015, the Funds had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Funds’ long bond investments. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2015 is included in a table following the Funds’ Schedule of Investments.

42

DBX ETF Trust

Notes to financial statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest Rate Contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts(a)	$21,764

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

Interest Rate Contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts(a)	$28,653

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

Interest Rate Contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts(a)	$23,584

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Schedule of Investment. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended May 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

Interest Rate Contracts
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$14,187
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	(75,961)
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	18,024

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Interest Rate Contracts
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$(21,764)
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	(28,653)
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	(23,584)

For the period ended May 31, 2015 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$(5,638,174)
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	(10,325,503)
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	(5,722,836)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

TDAM USA Inc. (“TDAM”) serves as sub-investment advisor to Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF and the Deutsche X-trackers Solactive Investment

43

DBX ETF Trust

Notes to financial statements (Continued)

Grade Subordinated Debt ETF (effective April 30, 2015) pursuant to a Sub-Advisory Agreement. Prior to April 30, 2015, Deutsche Investment Management Americas Inc. (“DIMA”) served as sub-advisor to Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF. DIMA serves as sub-advisor to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF pursuant to a Sub-Advisory Agreement.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets at an annual rate equal to:

Fund	Unitary Management Fee
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	0.50%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.45%
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.30%
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Funds paid retainer fees and attendance fees to each independent Trustee and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Federal Income Taxes

As of May 31, 2015, the components of accumulated earnings (losses) were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$31,273	$(8,293)	$(2,559)	$20,421
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	54,442	(123,479)	(129,901)	(198,938)
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	18,067	(5,310)	(119,350)	(106,593)
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	56,417	(76,053)	370,155	350,519
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	27,177	(728)	(32,850)	(6,401)

The tax characteristics of dividends and distributions declared for the period ended May 31, 2015 were as follows:

	Period Ended May 31, 2015
Fund	Ordinary Income*	Tax-Exempt
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$48,838	$—
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	95,774	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	28,313	—
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	—	573,756
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	563,236	—

44

DBX ETF Trust

Notes to financial statements (Continued)

The tax characteristics of dividends and distributions declared for the period ended May 31, 2014 were as follows:

	Period Ended May 31, 2014
	Ordinary Income	Tax-Exempt
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$—	$489,813

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2015, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total**
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$62,094	$—	$62,094

**	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2015, the Funds incurred and elected to defer net capital losses as follows:

Post-October Loss on Capital
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$8,293
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	123,479
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	5,310
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	13,959
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	728

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to investments in futures, accretion of market discount on municipal debt securities, premium amortization on corporate debt securities and redemptions-in-kind. For the period ended May 31, 2015, the adjustments were as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$15,354	$(15,354)	$—
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	21,917	(21,917)	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	5,626	(5,626)	—
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	—	(120,658)	120,658
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	120,137	(431,823)	311,686

45

DBX ETF Trust

Notes to financial statements (Continued)

As of May 31, 2015, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$5,886,745	$(2,559)	$72,911	$(75,470)
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	10,557,425	(129,901)	50,924	(180,825)
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	5,886,454	(119,350)	6,808	(126,158)
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	20,893,135	370,155	554,311	(184,156)
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	6,291,893	(32,850)	41,372	(74,222)

*	Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the period ended May 31, 2015.

	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 05/31/15	Income
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Deutsche Bank AG 2.5% 2/13/19	$101,692	$(91,088)	$13	$(461)	$10,156	$129

6. Investment Portfolio Transactions

For the year/period ended May 31, 2015, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF(1)	$4,795,149	$80,694
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF(1)	11,972,053	1,402,445
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF(1)	6,317,788	431,982
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	7,713,112	699,682
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	6,558,926	3,595,892

For the year/period ended May 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF(1)	$1,164,791	$—
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	3,704,694	5,379,711
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	2,195,970	8,108,152

(1)	For the period March 3, 2015 through May 31, 2015.

46

DBX ETF Trust

Notes to financial statements (Continued)

7. Fund Share Transactions

As of May 31, 2015, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2015, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	80%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	83%
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	75%
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF	80%

9. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

10. Investing in High-Yield Securities

A Fund’s performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund’s net asset value.

47

DBX ETF Trust

Report of independent registered public accounting firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF at May 31, 2015, the results of their operations and changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 29, 2015

48

DBX ETF Trust

Officers and trustees (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Independent Trustees:
J. David Officer Age: 66 345 Park Ave New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	23	Ilex Partners (Asia), LLC; Old Westbury Funds; MAN Long/Short Fund; GLG Investment Series Trust.
Stephen R. Byers Age: 61 345 Park Ave New York, New York 10154	Lead Independent Trustee, Member of the Audit and Nominating Committees	Since 2011 (Lead Independent Trustee since 2015)	Retired. Independent Consultant-Financial Matters; Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	23	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 50 345 Park Ave New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2011 (Chairman of the Audit Committee since 2015)	Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-present); Senior Vice President and Chief Financial Officer, KBI BioPharma (2013-2014); M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010).	23	Celldex Therapeutics.

49

DBX ETF Trust

Officers and trustees (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Alex Depetris Age: 35 345 Park Ave New York, New York 10154	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	23	Director, Chairman of the Board of db-X Exchange Traded Funds Inc.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee/Officers:*
Michael Gilligan Age: 48 345 Park Ave New York, New York 10154	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Division at Deutsche Bank AG since 2008. Chief Financial Officer, DBX Advisors LLC, since 2010. Chief Financial Officer of Global Passive Asset Management Platform since 2012.
Fiona Bassett Age: 40 345 Park Ave New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset and Wealth Management Platform since 2014; Managing Director, COO Global Key Projects and Integration at Deutsche Asset and Wealth Management, 2012-2014; Managing Director at Deutsche Bank AG, 2004-2012.
Frank Gecsedi Age: 47 345 Park Ave New York, New York 10154	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

50

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited)

Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF

At a meeting held on November 3, 2014, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of Deutsche Investment Management Americas, Inc. (“DIMA” or “Sub-Adviser”) fund clients); (2) the performance of DIMA, as well as DIMA’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by DIMA from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with DIMA to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking

51

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds of 0.50% with respect to EMIH, 0.45% with respect to HYIH and 0.25% with respect to IGIH is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Sub-Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since each Fund was new, it was difficult to estimate the profitability of the Funds to the Adviser at this time. The Board also noted that the Sub-Adviser was an affiliate of the Adviser and would be paid a fee of 0.07% with respect to EMIH, 0.07% with respect to HYIH and 0.04% with respect to IGIH from the advisory fee. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that DIMA proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by DIMA under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered DIMA’s operational capabilities and resources, and its experience in serving as investment adviser to other funds, including serving as sub-adviser to other series of the Trust. The Board considered the professional experience and qualifications of DIMA’s senior management and key professional personnel, as well as DIMA’s depth and breadth of experience in managing investment portfolios. In addition, the Board considered DIMA’s operational capabilities and resources.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by DIMA under the Investment Sub-

52

DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to DIMA, taking special consideration of the fact that the fees to be paid to DIMA are payable by DBX Advisors LLC (“DBX” or “Adviser”) and not the Funds.

Performance of DIMA; DIMA’s Financial Resources.    The Board noted that the Funds have not commenced operations and have no performance history. The Board concluded that, given DIMA’s capabilities and experience in managing other portfolios of the Trust, DIMA should be able to execute each Fund’s investment strategies in an acceptable manner.

The Board also considered DIMA’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that DIMA had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to DIMA in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for the each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to DIMA. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that since each Fund was new, it was difficult to estimate the profitability of the Funds to the Sub-Adviser at this time, and further noted that the fee to be paid by the Adviser to DIMA under the Sub-Advisory Agreement was a flat fee of 0.07% with respect to EMIH, 0.07% with respect to HYIH and 0.04% with respect to IGIH and did not contain breakpoints.

The Board also considered whether DIMA would benefit in other ways from its relationship with the Funds. The Board discussed DIMA’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to DIMA.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

At a meeting held on April 20, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Sub-Advisory Agreement with respect to Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF (the “Funds”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM USA Inc. (“TDAM” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Sub-Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Nature, Quality and Extent of Services.    In considering the nature, extent and quality of services that TDAM provides to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those with comparable investment strategies. The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of fixed income securities. The Board gave special consideration to TDAM’s experience and capabilities in managing portfolios comprised of fixed income securities, and their techniques for tracking an index while minimizing index tracking error.

The Board evaluated these factors in consultation with Trust counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to each Sub-Adviser, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board considered TDAM’s performance in managing other fixed income-based portfolios and its ability to minimize tracking error for such portfolios. The Board concluded that, given TDAM’s capabilities and experience managing other fixed income funds, TDAM should be able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Competitiveness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the management fee for the Funds was a unitary fee pursuant to which the Adviser would pay all of the Funds’ costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that the fee paid by the Adviser to TDAM under the Investment Sub-Advisory Agreement contained breakpoints. The Board further noted that they had requested specific information about TDAM’s profitability with respect to its services provided to the Funds, but that such information was not available because TDAM does not calculate the profitability of its sub-advisory services on a per Fund level. The Board further noted that the overall fees paid by the Funds remained reasonable.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

At a meeting held on February 19, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) DBX Advisors LLC’s (“DBX” or “Adviser”) financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of Deutsche Investment Management Americas, Inc. (“DIMA” or “Sub-Adviser”) with respect to its management of other funds of the Trust, as well as DIMA’s financial resources and its resulting ability to perform its obligations under the Sub-Investment Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by DIMA from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with DIMA to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary

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DBX ETF Trust

Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that the Funds’ portfolios were managed on a day-to-day basis by the Sub-Adviser, which is an affiliate of the Adviser and receives a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Investment Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that DIMA proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by DIMA under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered DIMA’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by DBX Advisors LLC (“DBX” or “Adviser”)). The Board considered the professional experience and qualifications of DIMA’s senior management and key professional personnel, as well as DIMA’s depth and breadth of experience in managing investment portfolios consisting of fixed income securities. The Board gave special consideration to DIMA’s experience and capabilities in managing investment portfolios consisting of bonds, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered DIMA’s operational capabilities and resources, and DIMA’s experience in managing bond funds. The Board noted that DIMA manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

benchmark index, DIMA closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted DIMA’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by DIMA under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to DIMA, taking special consideration of the fact that the fees to be paid to DIMA are payable by the Adviser and not the Funds.

Performance of DIMA; DIMA’s Financial Resources.    The Board considered DIMA’s performance in managing the Funds, as well as other index based portfolios, and its record at minimizing tracking error. The Board concluded that DIMA had generally been able to keep any such tracking error, as well as the Funds’ tracking error, within acceptable ranges.

The Board also considered DIMA’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that DIMA had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to DIMA in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to DIMA. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that the fee paid by the Adviser to DIMA under the Sub-Investment Advisory Agreement did not contain breakpoints. The Board further noted that they had requested, but had not been able to obtain, specific information about DIMA’s profitability with respect to its services provided to the Funds, but that the overall fees paid by each Fund remained reasonable.

The Board also considered whether DIMA would benefit in other ways from its relationship with the Funds. The Board discussed DIMA’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to DIMA. The Board discussed the possible potential benefits DIMA might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or DIMA in return for allocating fund brokerage.

Economies of Scale.    The Board noted that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

At a meeting held on April 20, 2015, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Sub-Advisory Agreement with respect to Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (the “Fund”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the performance of TDAM with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Fund; and (4) the extent to which economies of scale would be realized as the Fund grows, and if the Fund’s shareholders would benefit from those economies.

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Board considerations in approval of investment advisory and sub-advisory contracts (Unaudited) (Continued)

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Sub-Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Quality and Extent of Services.    In considering the nature, extent and quality of services that TDAM provides to the Fund, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those with comparable investment strategies. The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of fixed income securities. The Board gave special consideration to TDAM’s experience and capabilities in managing portfolios comprised of fixed income securities, and their techniques for tracking an index while minimizing index tracking error.

The Board evaluated these factors in consultation with Trust counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to each Sub-Adviser, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Fund.

Performance of TDAM; TDAM’s Financial Resources.    The Board considered TDAM’s performance in managing other fixed income-based portfolios and its ability to minimize tracking error for such portfolios. The Board concluded that, given TDAM’s capabilities and experience managing other fixed income funds, TDAM should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Competitiveness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Fund would be paid by the Adviser and not the Fund. The Board further noted that the management fee for the Fund was a unitary fee pursuant to which the Adviser would pay all of the Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that the fee paid by the Adviser to TDAM under the Investment Sub-Advisory Agreement contained breakpoints. The Board further noted that they had requested specific information about TDAM’s profitability with respect to its services provided to the Fund, but that such information was not available because TDAM does not calculate the profitability of its sub-advisory services on a per Fund level. The Board further noted that the overall fees paid by the Fund remained reasonable.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Fund. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Fund and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Fund’s soft dollar arrangements, whereby brokers provide brokerage services to the Fund or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended May 31 are available on our Web site — www.deutsche-etfs.com (click on “Resources” “proxy voting” and at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Of the dividends paid from net investment income for the fiscal year ended May 31, 2015 for Deutsche X-trackers Municipal Infrastructure Revenue Bond Fund, 100% are designated as exempt interest dividends for federal income tax purposes.

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DBX ETF Trust

Privacy policy notice

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets or more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. SUBD may invest a significant portion of its assets in securities offered pursuant to Rule 144A under the 1933 Act, which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. These funds are non-diversified and can take larger positions in fewer issuers, increasing potential risk. Performance of the funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

Copyright © 2015 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave New York, New York 10154	Investment sub-advisors TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35362-2 (7/15) DBX1502 (7/16)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $511,500 for 2015 and $323,000 for 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $30,000 for 2015 and $50,000 for 2014.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $86,115 for 2015 and $122,400 for 2014.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.
(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,810,386 for 2015 and $4,524,752 for 2014.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Alex Depetris
Alex Depetris President and Chief Executive Officer

Date	August 6, 2015

By (Signature and Title)*	/s/Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	August 6, 2015

* Print the name and title of each signing officer under his or her signature.